UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-79327

Pre Effective Amendment No.	☐

Post Effective Amendment No. 23	☑

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940                                                                                                                                                     File No.  811-08241
Amendment No. 134	☑

(Check appropriate box or boxes.)

NATIONWIDE VARIABLE ACCOUNT-9
(Exact Name of Registrant)

NATIONWIDE LIFE INSURANCE COMPANY
(Name of Depositor)

One Nationwide Plaza, Columbus, Ohio 43215
(Address of Depositor's Principal Executive Offices)                                                                                     (Zip Code)

Depositor's Telephone Number, including Area Code	(614) 249-7111

Robert W. Horner, III, Vice President and Secretary, One Nationwide Plaza, Columbus, Ohio 43215
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering	May 1, 2011

It is proposed that this filing will become effective (check appropriate box)
☐      immediately upon filing pursuant to paragraph (b)
☑      on (May 1, 2011 ) pursuant to paragraph (b)
☐      60 days after filing pursuant to paragraph (a)(1)
☐      on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
☐      this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered	Individual Single Premium Immediate Fixed and Variable Annuity Contract

The Best of America® America's Income Annuity®

Nationwide Life Insurance Company

Individual Single Premium Immediate Fixed and Variable Annuity Contracts

Issued by Nationwide Life Insurance Company through its Nationwide Variable Account-9

The date of this prospectus is May 1, 2011 .

This prospectus contains basic information you should understand about the contracts before investing.  Please read this prospectus carefully and keep it for future reference.

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs.  There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products.  With help from financial consultants and advisors, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates.  Nationwide offers a wide array of such products, many with different charges, benefit features and underlying Investment Options.  This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs.

The Statement of Additional Information (dated May 1, 2011 ), which contains additional information about the contracts and the Variable Account, is filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference.  The table of contents for the Statement of Additional Information is on page 30.  For general information or to obtain free copies of the Statement of Additional Information, call 1-800-243-6295 (TDD 1-800-238-3035) or write:

Nationwide Life Insurance Company
5100 Rings Road, RR1-04-F4
Dublin, Ohio  43017-1522

Information about this and other Nationwide products can be found at www.nationwide.com.

The Statement of Additional Information and other material incorporated by reference can be found on the SEC website at: www.sec.gov. Information about this and other Best of America products can be found at: www.nationwide.com.
Information about us and the product (including the Statement of Additional Information) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549-0102.  Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.  The SEC also maintains a website (www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information.

These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus.  Any representation to the contrary is a criminal offense.

The Investment Options available under this contract invest in the underlying mutual funds of the companies listed below.

•	AllianceBernstein Variable Products Series Fund, Inc.
•	American Century Variable Portfolios II, Inc.
•	American Century Variable Portfolios, Inc.
•	BlackRock Variable Series Funds, Inc.
•	Dreyfus
•	Dreyfus Investment Portfolios
•	Dreyfus Variable Investment Fund
•	Federated Insurance Series
•	Fidelity Variable Insurance Products Fund
•	Franklin Templeton Variable Insurance Products Trust
•	Invesco
•	Ivy Funds Variable Insurance Portfolios, Inc.
•	Janus Aspen Series
•	MFS® Variable Insurance Trust
•	Nationwide Variable Insurance Trust
•	Neuberger Berman Advisers Management Trust
•	Oppenheimer Variable Account Funds
•	PIMCO Variable Insurance Trust
•	Putnam Variable Trust
•	T. Rowe Price Equity Series, Inc.
•	The Universal Institutional Funds, Inc.
•	Van Eck VIP Trust
•	Wells Fargo Variable Trust

For a complete list of the available Investment Options, please refer to the "Appendix A: Investment Options." For more information on the Investment Option, please refer to the prospectus for the underlying mutual fund.  Any portion of your contract designated to provide for Fixed Annuity Payments may not be reallocated to a variable Investment Option under the contract.

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Glossary of Special Terms

Accumulation Unit - An accounting unit of measure used to calculate the Variable Account Value prior to the Income Start Date.

Annual Benefit Leveling - The adjustment to Variable Annuity Payments to make payments made during the following 12 months equal in amount.

Annuitant - The person upon whose continuation of life benefit payments involving life contingencies depends.

Annuity Income Unit - An accounting unit of measure used to calculate the Variable Annuity Payments after the first payment.

Assumed Investment Return - The net investment return required to maintain level Variable Annuity Payments.  The selected Assumed Investment Return is used in calculating the initial Variable Annuity Payment.

Assumed Investment Return Factor - The Assumed Investment Return Factor adjusts the Annuity Income Unit value based on the Assumed Investment Return chosen by the Contract Owner and permitted under the contract.

Commutation Value - The value of future annuity payments that are converted (commuted) into a lump sum.  The Commutation Value may be available for withdrawal under certain Income Options and may be available to beneficiaries when an Annuitant dies before all term certain payments have been made.

Contract Owner - The person(s) who owns all the rights under the contract.  All references in this prospectus to "you" shall mean the Contract Owner.

Contract Value - The total value of any amount allocated to the Variable Account (plus or minus any investment experience) plus any amount designated for the purchase of Fixed Annuity Payments, less any distributions previously made.

Daily Net Assets - A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners' interests in the variable Sub-Accounts after the deduction of contract and Investment Option expenses.

Fixed Annuity Payment(s) - Annuity payments that are guaranteed by Nationwide as to dollar amount.

General Account - All assets of Nationwide other than those of the Variable Account or in other separate accounts that have been or may be established by Nationwide.

Income Option - The type of annuity payments chosen by the Contract Owner.

Income Start Date - The date annuity payments actually commence.

Individual Retirement Annuity - An annuity described in Section 408(b) of the Internal Revenue Code (not including Roth IRAs).

Investment Option(s) - The underlying mutual funds which are purchased by the Variable Account and accounted for in separate Sub-Accounts of the Variable Account.  The performance of selected Investment Options determines the value of Variable Annuity Payments after the first payment.

Nationwide - Nationwide Life Insurance Company.   All references in this prospectus to "we" or "us" shall mean Nationwide.

Net Asset Value - The value of one share of an Investment Option at the close of the New York Stock Exchange.

Non-Qualified Contract - A contract which does not qualify for favorable tax treatment as an Individual Retirement Annuity, Roth IRA, or Tax Sheltered Annuity.

Roth IRA - An annuity described in Section 408A of the Internal Revenue Code.

SEC - Securities and Exchange Commission.

Sub-Accounts - Divisions of the Variable Account, each of which invests in a single underlying mutual fund.

Tax Sheltered Annuity - An annuity described in Section 403(b) of the Internal Revenue Code.

Valuation Date - Each day the New York Stock Exchange is open for business, or any other day during which there is a sufficient degree of trading of Investment Option shares such that the current Net Asset Value of Accumulation Units or annuity units might be materially affected.  Values of the Variable Account are determined as of the close of the New York Stock Exchange which generally closes at 4:00 pm EST, but may close earlier on certain days and as conditions warrant.

Valuation Period - The period of time beginning at the close of a Valuation Date and ending at the close of the New York Stock Exchange for the next succeeding Valuation Date.

Variable Account - Nationwide Variable Account-9, which is a separate account of Nationwide.  The Variable Account is divided into Sub-Accounts, each of which invests in shares of a separate Investment Option.

Variable Account Value - The amount allocated to the Variable Account plus or minus investment experience minus any previous Variable Account distributions.

Variable Annuity Payment(s) - Annuity payments which are not guaranteed as to dollar amount and which vary with the investment experience of the Investment Options.

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Table of Contents	Page
Glossary of Special Terms	2
Contract Expenses	5
Investment Option Annual Expenses	5
Synopsis of the Contracts	6
Purchase Payments
Charges and Expenses
Annuity Payments
Taxation
Right to Examine and Cancel
Financial Statements	6
Condensed Financial Information	6
Nationwide Life Insurance Company	6
Nationwide Investment Services Corporation	7
Investing in the Contract	7
The Variable Account and Investment Options
The Contract In General	8
Distribution, Promotional and Sales Expenses
Investment Options
Profitability
Contract Modification
Standard Charges and Deductions	9
Investment Option Annual Expenses
Mortality and Expense Risk Charge
Contingent Deferred Sales Charge
Short-Term Trading Fees
Variable to Fixed Transfer Processing Fee
Check Processing Fee
Premium Taxes
Optional Contract Benefits, Charges and Deductions	11
America's Income Annuity Income Foundation Rider
Parties with Interests in the Contract	11
Contract Owner
Joint Owner
Annuitant and Joint Annuitant
Payee
Beneficiary and Contingent Beneficiary
Ownership Rights	12
Ownership Rights at the Time of Application
Ownership Rights Between the Date of Issue and the Income Start Date
Ownership Rights Between the Income Start Date and Prior to the Annuitant's Death
Changes
Operation of the Contract	12
Purchase Payment
Allocation of the Purchase Payment
Pricing
Transfers between Variable Annuity Payments and Fixed Annuity Payments
Transfer Restrictions
Sub-Account Transfers
Right to Examine and Cancel	16
Withdrawals (Redemptions)	16
Withdrawals Before the Income Start Date
Withdrawals On or After the Income Start Date
Partial Withdrawals (Partial Redemptions)
Full Withdrawals (Full Redemptions)
Restrictions on Withdrawals from a Tax Sheltered Annuity

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Table of Contents (continued)	Page
Assignment	18
Annuity Payments	18
Income Start Date
Frequency and Amount of Annuity Payments
Form of Annuity Payment
Fixed Annuity Payments
Variable Annuity Payments
Annual Benefit Leveling
America's Income Annuity Income Foundation Rider
Income Options	22
Single Life
Single Life with Term Certain
Single Life with Cash Refund
Joint and Last Survivor
Joint and 100% Last Survivor with Term Certain
Joint and 100% Last Survivor with Cash Refund
Joint and 50% Survivor
Term Certain
Term Certain with Enhanced Death Benefit
Any Other Option
Death Before the Income Start Date	26
Death of Contract Owner
Death of Annuitant
Death On or After the Income Start Date	26
Death of Contract Owner
Death of Annuitant
Statements and Reports	26
Legal Proceedings	27
Table of Contents of Statement of Additional Information	30
Appendix A: Investment Options	31
Appendix B: Fixed Annuity Payments	43
Appendix C: Illustration of Variable Annuity Income	45
Appendix D: Condensed Financial Information	47
Appendix E: Contract Types and Tax Information	89
Appendix F: State Variations	97

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Contract Expenses

The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, or surrendering the contract.

The first table describes the fees and expenses a Contract Owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between Investment Options.  State premium taxes may also be deducted.

Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments withdrawn) ..............................................................................................................................................................6%1
*Range of CDSC over time:

Number of Completed Years from Date of Issue	0	1	2	3	4	5	6	Thereafter
CDSC Percentage	6%	6%	5%	5%	4%	3%	2%	0%
Some state jurisdictions require a lower CDSC schedule. Please refer to your contract for state specific information.
Maximum Variable to Fixed Transfer Processing Fee (per variable to fixed transfer)...lesser of $25 or 2% of the amount transferred2
Maximum Short-Term Trading Fee (as a percentage of transaction amount) ...1%
Maximum Check Processing Fee ...$153
Maximum Premium Tax Charge (as a percentage of purchase payments) ...5%4

The next table describes the fees and expenses that a Contract Owner will pay periodically during the life of the contract (not including Investment Option fees and expenses).
Recurring Contract Expenses
Variable Account Annual Expenses (annualized rate of total Variable Account charges assessed as a percentage of the Daily Net Assets)5
Mortality and Expense Risk Charge	1.25%
America's Income Annuity Income FoundationSM Rider Total Variable Account Charges (including this option)	1.00%6 2.25%

Investment Option Annual Expenses

The next table provides the minimum and maximum total operating expenses, as of December 31, 2010 , charged by the Investment Options that you may pay periodically during the life of the contract.  The table does not reflect Short-Term Trading Fees.  More detail concerning each Investment Option's fees and expenses is contained in the prospectus for each Investment Option.

Total Annual Investment Option Operating Expenses	Minimum	Maximum

(expenses that are deducted from Investment Option assets, including management fees, distribution (12b-1) fer expenses, as a percentage of average Investment Option assets)	0.27%	2.27%

The minimum and maximum Investment Option operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some Investment Options.  Therefore, actual expenses could be lower.  Refer to the underlying mutual fund prospectuses of each Investment Option for specific expense information.

1 For contracts issued on or after May 1, 2003 and before May 1, 2004, no CDSC will be assessed for withdrawals taken during the first contract year.  A CDSC will only be assessed if a withdrawal (other than an annuity payment) is taken as permitted under certain income options.  Income options permitting withdrawals are: Single Life with Term Certain, Joint and 100% Last Survivor with Term Certain, Term Certain, and Term Certain with Enhanced Death Benefit (only available for contracts issued prior to May 1, 2002).
The Internal Revenue Code may impose restrictions on withdrawals from contracts issued as Tax Sheltered Annuities.

2 Currently, Nationwide does not assess a Variable to Fixed Transfer Processing Fee.  If assessed, the fee will be deducted from the amount transferred.

3 For contracts issued on or after May 1, 2004, Nationwide reserves the right to assess a fee for each annuity payment made by check.  The fee will be deducted from each annuity payment check issued.

4 Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities.  The amount assessed to the contract will equal the amount assessed by the state or government entity.

5 These charges apply only to Sub-Account allocations.  They are charged on a daily basis at the annualized rate noted above.

6 The America's Income Annuity Income FoundationSM Rider is a guaranteed variable annuity payment option that may only be elected at application.  Election of the option is irrevocable.  It is not available in conjunction with Fixed Annuity Payments or Term Certain options of less than 10 years.  If elected, Nationwide reserves the right to assess the Variable to Fixed Transfer Processing Fee described above.

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Synopsis of the Contracts

The contracts described in this prospectus are individual single premium immediate fixed and variable annuity contracts.

The contracts can be categorized as:

•	Individual Retirement Annuities ("IRAs");

•	Non-Qualified Contracts;

•	Roth IRAs; or

•	Tax Sheltered Annuities.

For more detailed information with regard to the differences in contract types, please see "Types of Contracts" in " Appendix E : Contract Types and Tax Information . "   Prospective purchasers may apply to purchase a contract through broker dealers that have entered into a selling agreement with Nationwide Investment Services Corporation.

Purchase Payments

The minimum single purchase payment is $35,000.  No additional purchase payments will be accepted or permitted.

Charges and Expenses

Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.25% of the Daily Net Assets of the Variable Account.  Nationwide assesses this charge in return for bearing certain mortality and expense risks, as well as for administrative expenses.

Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract.  However, if the Income Option elected permits withdrawals other than annuity payments, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") upon such withdrawal.  This CDSC reimburses Nationwide for sales expenses.  The amount of the CDSC will not exceed 6% of purchase payments withdrawn (see "Contingent Deferred Sales Charge").

If the Contract Owner elected the America's Income Annuity Income Foundation Rider, Nationwide will deduct an additional amount equal to an annualized rate of 1.00% of the Daily Net Assets of the Variable Account.  This charge reimburses Nationwide for the increased market risk assumed in order to provide the benefit of guaranteed payments associated with this optional benefit.

Annuity Payments

Annuity payments begin on the Income Start Date and will be based on the Income Option chosen at the time of application (see "Income Options").   Nationwide will send annuity payments no later than 7 days after each annuity payment date.

Taxation

How a contract is taxed depends on the type of contract issued and the purpose for which the contract is purchased. Nationwide will charge against the contract any premium taxes levied by any governmental authority.  Premium tax rates currently range from 0% to 5% (see "Federal Tax Considerations" in "Appendix E: Contract Types and Tax Information" and "Premium Taxes").

Right to Examine and Cancel

Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it.  This right is referred to as a "free look" right.  The length of this time period depends on state law and may vary depending on whether your purchase is replacing another annuity contract you own.

If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any withdrawals from the contract and applicable federal and state income tax withholding.  Otherwise, Nationwide will return the Contract Value, less any withdrawals from the contract and applicable federal and state income tax withholding.

See "Right to Examine and Cancel" later in this prospectus for more information.

Financial Statements

Financial statements for the Variable Account and the consolidated financial statements of Nationwide Life Insurance Company are located in the Statement of Additional Information.  A current Statement of Additional Information may be obtained, without charge, by contacting Nationwide's home office at the telephone number listed on page 1 of this prospectus.

Condensed Financial Information

The value of an Annuity Income Unit is determined on the basis of changes in the per share value of an Investment Option and the assessment of Variable Account charges which may vary from contract to contract (for more information on the calculation of Annuity Income Unit values, see "Value of an Annuity Income Unit").  Please refer to " Appendix D : Condensed Financial Information" for information regarding each class of Annuity Income Units.

Nationwide Life Insurance Company

Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March, 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products.  It is admitted to do business in all states, the District of Columbia, Puerto Rico, and the Virgin Islands.

Nationwide is a member of the Nationwide group of companies.  Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies.  The Companies were organized under Ohio law in December 1925 and 1933 respectively.  The Companies engage in a general insurance and reinsurance business, except life insurance.

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Nationwide Investment Services Corporation

The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215.  NISC is a wholly owned subsidiary of Nationwide.

Investing in the Contract

The contracts described in this prospectus are combination fixed and variable immediate annuity contracts.  The following provisions discuss those interests under the contracts that relate to the portion of the purchase payment allocated to Variable Annuity Payments.  For a discussion of the interests allocated to Fixed Annuity Payments, see " Appendix B : Fixed Annuity Payments . "

The Variable Account and Investment Options

Nationwide Variable Account-9 is a Variable Account that invests in the Investment Options listed in " Appendix A : Investment Options . "   Nationwide established the Variable Account on May 22, 1997, pursuant to Ohio law.  Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.

Income, gains, and losses credited to, or charged against, the Variable Account reflect the Variable Account's own investment experience and not the investment experience of Nationwide's other assets.  The Variable Account's assets are held separately from Nationwide's other assets and are not chargeable with liabilities incurred in any other business of Nationwide.

The Variable Account is divided into Sub-Accounts, each corresponding to a single Investment Option.  Nationwide uses the assets of each Sub-Account to buy shares of the Investment Options based on Contract Owner instructions.  Each Investment Option's prospectus contains more detailed information about that Investment Option.  Prospectuses for the Investment Options should be read in conjunction with this prospectus.

Investment Options in the Variable Account are NOT publicly traded mutual funds.  They are only available as Investment Options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisors of the Investment Options may manage publicly traded mutual funds with similar names and investment objectives.  However, the Investment Options are NOT directly related to any publicly traded mutual fund.  Contract Owners should not compare the performance of a publicly traded fund with the performance of Investment Options participating in the Variable Account.  The performance of the Investment Options could differ substantially from that of any publicly traded funds.

The particular Investment Options available under the contract may change from time to time.  Specifically, Investment Options or Investment Option share classes that are currently available may be removed or closed off to future investment.  New Investment Options or new share classes of currently available Investment Options may be added.  Contract Owners will receive notice of any such changes that affect their contract.

In the future, additional Investment Options managed by certain financial institutions, brokerage firms, or their affiliates may be added to the Variable Account.  These additional Investment Options may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.

Voting Rights

Contract Owners who have allocated assets to the Investment Options are entitled to certain voting rights.  Nationwide will vote Contract Owner shares at special shareholder meetings based on Contract Owner instructions.  However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract Owners with voting interests in an Investment Option will be notified of issues requiring a shareholders' vote as soon as possible before the shareholder meeting.  Notification will contain proxy materials and a form with which to give Nationwide voting instructions.  Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.  What this means to you is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control the outcome.

The number of shares which a Contract Owner may vote will be determined as of a date to be chosen by Nationwide not more than 90 days prior to the shareholder meeting.

Material Conflicts

The Investment Options may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide.  Nationwide does not anticipate any disadvantages to this.  However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these Investment Options participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies.  If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the Investment Option(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another Investment Option for shares already purchased or to be purchased in the future if either of the following occurs:

1)	shares of a current Investment Option are no longer available for investment; or

2)	further investment in an Investment Option becomes inappropriate in the judgement of Nationwide management.

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No substitution, elimination, or combination of shares may take place without the prior approval of the SEC.  All affected Contract Owners will be notified in the event there is a substitution, elimination or combination of shares.

Deregistration of the Separate Account

Nationwide may deregister Nationwide Variable Account-9 under the 1940 Act in the event the separate account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account or for any other purpose approved by the SEC.

No deregistration may take place without the prior approval of the SEC.  All Contract Owners will be notified in the event Nationwide deregisters Variable Account-9.

The Contract in General

Not all benefits, programs, features and Investment Options described in this prospectus are available or approved for use in every state.  For more detailed information regarding provisions that vary by state, please see "Appendix F: State Variations" later in this prospectus.

The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries.  It is not intended to be used:

•	by institutional investors;

•	in connection with other Nationwide contracts that have the same Annuitant; or

•	in connection with other Nationwide contracts that have different Annuitants, but the same Contract Owner.

By providing these annuity benefits, Nationwide assumes certain risks.  If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk, including, but not limited to, rescinding the contract and returning the Contract Value (less any applicable Contingent Deferred Sales Charge and/or market value adjustment).  Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete or otherwise deficient information provided by the Contract Owner.

In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.

In general, variable annuities are long-term investments; they are not intended as short-term investments.  Accordingly, Nationwide has designed the contract to offer features, pricing, and Investment Options that encourage long-term ownership.  It is very important that Contract Owners and prospective Contract Owners understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract.  Contract charges may not be the same in later contract years as they are in early contract years.  The various contract charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.

Following is a discussion of some relevant factors that may be of particular interest to prospective investors.

Distribution, Promotional and Sales Expenses

Nationwide pays commissions to the firms that sell the contracts.  The maximum gross commission that Nationwide will pay on the sale of the contracts is 6.5% of purchase payments.  Note that the individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm.  Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.

In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products.  How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products.  For more information on the exact compensation arrangement associated with this contract, please consult your registered representative.

Investment Options

Nationwide's Relationship with the Investment Options

The Investment Options incur expenses each time they sell, administer, or redeem their shares.  The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each Investment Option daily.  The Variable Account (not the Contract Owners) is the Investment Option shareholder.  When the Variable Account aggregates transactions, the Investment Option does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public.  Nationwide incurs these expenses instead.

Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the Investment Options by providing Contract Owners with Sub-Account options that correspond to the Investment Options.

An investment advisor or subadviser of an Investment Option or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities.  These activities may provide the advisor or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.

Types of Payments Nationwide Receives

In light of the above, the Investment Options and their affiliates make certain payments to Nationwide or its affiliates (the "payments").  The amount of these payments is typically based on a percentage of assets invested in the Investment Options attributable to the contracts and other variable

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contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee.  These payments may be used by us for any corporate purpose, which include reducing the prices of the contracts, paying expenses that Nationwide or its affiliates incur in promoting, marketing, and administering the contracts and the Investment Options, and achieving a profit.

Nationwide or its affiliates receive the following types of payments:

•	Investment Option 12b-1 fees, which are deducted from Investment Option assets;

•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the Investment Option, which may be deducted from Investment Option assets; and

•
Payments by an Investment Option's advisor or subadviser (or its affiliates).  Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from Investment Option assets and is reflected in mutual fund charges.

Furthermore, Nationwide benefits from assets invested in Nationwide's affiliated Investment Options (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the Investment Options for investment advisory, administrative, transfer agency, distribution, and/or other services.  Thus, Nationwide may receive more revenue with respect to affiliated Investment Options than unaffiliated Investment Options.

Nationwide took into consideration the anticipated payments from the Investment Options when we determined the charges imposed under the contracts (apart from fees and expenses imposed by the Investment Options).  Without these payments, Nationwide would have imposed higher charges under the contract.

Amount of Payments Nationwide Receives

For the year ended December 31, 2010 , the Investment Option payments Nationwide and its affiliates received from the Investment Option did not exceed 0. 61% (as a percentage of the average Daily Net Assets invested in the Investment Options) offered through this contract or other variable contracts that Nationwide and its affiliates issue.  Payments from investment advisors or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.

Most Investment Options or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from Investment Option to Investment Option and some may not make any payments at all.  Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the Investment Options attributable to the contract, Nationwide and its affiliates may receive higher payments from Investment Options with lower percentages (but greater assets) than from Investment Options that have higher percentages (but fewer assets).

For additional information related to amount of payments Nationwide receives, go to www.nationwide.com.

Identification of Investment Options

Nationwide may consider several criteria when identifying the Investment Options, including some or all of the following:  investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses.  Another factor Nationwide considers during the identification process is whether the Investment Option's advisor or subadviser is one of our affiliates or whether the Investment Option, its advisor, its subadviser(s), or an affiliate will make payments to us or our affiliates.

There may be Investment Options with lower fees, as well as other variable contracts that offer Investment Options with lower fees.  You should consider all of the fees and charges of the contract in relation to its features and benefits when making your decision to invest.  Please note that higher contract and Investment Option fees and charges have a direct effect on and may lower your investment performance.

Profitability

Nationwide does consider profitability when determining the charges in the contract.  In early contract years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher.  Nationwide does, however, anticipate earning a profit in later contract years.  In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.

Contract Modification

Nationwide may modify the annuity contracts, but no modification will affect the amount or term of any annuity contract unless a modification is required to conform the annuity contract to applicable federal or state law.  No modification will affect the method by which the Contract Values are determined.

Standard Charges and Deductions

Investment Option Annual Expenses

The Investment Options charge fees and expenses that are deducted from Investment Options assets.  These fees and expenses are in addition to the fees and expenses assessed by the contract.  The prospectus for each Investment Option provides information regarding the fees and expenses applicable to the fund.

Mortality and Expense Risk Charge

Nationwide deducts a Mortality and Expense Risk Charge from the Variable Account.  This amount is computed on a daily basis, and is equal to an annualized rate of 1.25% of the Daily Net Assets of the Variable Account.

The Mortality Risk Charge compensates Nationwide for guaranteeing the annuity purchase rates of the contracts.  This guarantee ensures that the annuity purchase rates will not change regardless of the death rates of annuity payees or the general population.  The Mortality Risk Charge also compensates Nationwide for risks assumed in connection with the standard death benefit, but only partially compensates

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Nationwide in connection with the Enhanced Death Benefit, for which there is a separate charge.

The Expense Risk Charge compensates Nationwide for guaranteeing that administration charges will not increase regardless of actual expenses.

If the Mortality and Expense Risk Charge is insufficient to cover actual expenses, the loss is borne by Nationwide.  Nationwide may realize a profit from this charge.

Contingent Deferred Sales Charge

No sales charge deduction is made from the purchase payment upon deposit into the contract.  However, if the Income Option elected permits withdrawals other than regular annuity payments, Nationwide will deduct a CDSC upon such withdrawal.  The CDSC will not exceed 6% of the amount withdrawn.

The CDSC is calculated by multiplying the applicable CDSC percentage (noted below) by the amount that is withdrawn.  The applicable CDSC will not be applied to any amount in excess of the single purchase payment.

The CDSC applies as follows:

Number of Completed Years from Date of Issue	CDSC Percentage
0	6%*
1	6%
2	5%
3	5%
4	4%
5	3%
6	2%
Thereafter	0%

*For contracts issued on or after May 1, 2003 and before May 1, 2004, no CDSC will be assessed for withdrawals taken during the first contract year.

The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses.  If expenses are greater than the CDSC, the shortfall will be made up from Nationwide's General Account, which may indirectly include portions of the Variable Account charges, since Nationwide may generate a profit from these charges.

Contract Owners taking withdrawals (other than substantially equal periodic payments for life) before age 59½ may be subject to a 10% tax penalty.  In addition, all or a portion of the withdrawal may be subject to federal income taxes (see "Federal Income Taxes" in " Appendix E : Contract Types and Tax Information ). "

Short-Term Trading Fees

Some Investment Options may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.  Any short-term trading fee assessed by any Investment Option available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.

Short-term trading fees are intended to compensate the Investment Option (and Contract Owners with interests allocated in the Investment Option) for the negative impact on fund performance that may result from frequent, short-term trading strategies.  Short-term trading fees are not intended to affect the large majority of Contract Owners not engaged in such strategies.

Any short-term trading fee assessed by any Investment Option available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.  Short-term trading fees will only apply to those Sub-Accounts corresponding to Investment Options that charge such fees (see the Investment Option prospectus).  Any short-term trading fees paid are retained by the Investment Option, not by Nationwide, and are part of the Investment Option's assets.  Contract Owners are responsible for monitoring the length of time allocations are held in any particular Investment Option.  Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.

For a complete list of the Investment Options offered under the contract that assess (or reserve the right to assess) a short-term trading fee, please see "Appendix A : Investment Options " later in this prospectus.

If a short-term trading fee is assessed, the Investment Option will charge the Variable Account 1% of the amount determined to be engaged in short-term trading.  The Variable Account will then pass the short-term trading fee on to the specific Contract Owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that Contract Owner's Sub-Account value.  All such fees will be remitted to the Investment Option; none of the fee proceeds will be retained by Nationwide or the Variable Account.

When multiple purchase payments (or exchanges) are made to a Sub-Account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees.  In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

Some transactions are not subject to the short-term trading fees.  Transactions that are not subject to short-term trading fees include:

•	the redemption of Annuity Income Units to make annuity payments;

•	the redemption of Annuity Income Units to pay death benefits, if applicable;

•	withdrawals from the contract (as permitted under the Income Option selected); or

•	variable to fixed transfers, as discussed in the "Transfers between Variable Annuity Payments and Fixed Annuity Payments" provision.

New share classes of certain currently available Investment Options may be added to the contracts.  These new share classes may require the assessment of short-term trading or redemption fees.  When these new share classes are added,

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transfers to the Investment Options in question may be limited to the new share class.

Variable to Fixed Transfer Processing Fee

Nationwide reserves the right to assess a variable to fixed transfer processing fee, which will equal the lesser of $25 or 2% of the amount transferred.  The fee compensates Nationwide for transaction costs associated with making variable to fixed transfers.  The fee will be deducted from the amount transferred.  Nationwide may need to assess this fee against contracts that have elected the AIA Income Foundation Rider while not assessing it against contracts that have not elected the rider.  Due to the potential for Nationwide to experience increased transaction costs associated with selling the financial instruments held to support the guarantees associated with the rider, Nationwide reserves the right to assess this fee against contracts with the rider while not assessing it against contracts without the rider.  Currently, Nationwide does not assess this fee against any contracts.

Check Processing Fee

For contracts issued on or after May 1, 2004, Nationwide reserves the right to assess a fee, not to exceed $15, for each annuity payment made by check.  No such charge will be assessed to contracts issued prior to May 1, 2004.  The fee compensates Nationwide for expenses related to processing and mailing checks.  The fee will be deducted from each annuity payment check issued.  Nationwide does not currently assess this fee.

Premium Taxes

Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity.  Premium tax rates currently range from 0% to 5%.  This range is subject to change.  Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state.  Premium tax requirements vary from state to state.

Premium taxes may be deducted from death benefit proceeds.

Optional Contract Benefits, Charges and Deductions

America's Income Annuity Income FoundationSM Rider (AIA Income Foundation Rider)

If the Contract Owner elected the AIA Income Foundation Rider, Nationwide will deduct an additional amount equal to an annualized rate of 1.00% of the Daily Net Assets of the Variable Account.  This charge is in addition to the Variable Account charges of 1.25% assessed against every contract.  This charge reimburses Nationwide for the increased risk assumed in guaranteeing Variable Annuity Payments with this optional benefit.  If the charge is insufficient to cover actual expenses, the loss will be borne by Nationwide.  Nationwide could also profit from this charge.

Parties with Interests in the Contract

Contract Owner

The Contract Owner has all rights under the contract, unless a joint owner is named.  If a joint owner is named, each joint owner has all rights under the contract.  Purchasers who name someone other than themselves as the Contract Owner will have no rights under the contract.

Joint Owner

Joint owners each own an undivided interest in the contract.  Joint owners must be spouses at the time joint ownership is requested unless state law requires Nationwide to allow non-spousal joint owners.  A joint owner may only be named in Non-Qualified Contracts.

Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners.  However, if a written election, signed by both Contract Owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently.  If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.

If a Contract Owner who is not the Annuitant dies before the Income Start Date and there is a surviving joint owner, the joint owner will become the Contract Owner.

If the Contract Owner who is the Annuitant dies before the Income Start Date and there is a surviving joint owner, the contract will terminate and Nationwide will pay the Contract Value to the joint owner.

Annuitant and Joint Annuitant

The Annuitant (and joint Annuitant, if applicable) must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant or joint Annuitant of greater age.  Once designated, the Annuitant and joint Annuitant, if applicable, cannot be changed.  Joint Annuitants can be named only if permitted under the elected Income Option.

Payee

The payee is the person designated, at the time of application, by the Contract Owner to receive annuity payments.  If no payee is designated at the time of application, the payee will be the Annuitant.

Beneficiary and Contingent Beneficiary

The beneficiary is the person who may receive benefits under the contract if the Annuitant (and joint Annuitant, if any) dies after the Income Start Date.  The Contract Owner can name more than one beneficiary.  The beneficiaries will share the benefits equally, unless otherwise specified.

If no beneficiary survives the Annuitant (and the joint Annuitant, if any), the beneficiary's rights will vest in the contingent beneficiary.  Contingent beneficiaries will share the benefits equally, unless otherwise specified.

If no beneficiary or contingent beneficiary survives the Annuitant (and the joint Annuitant, if any), all beneficiary rights will vest with the Contract Owner or the last surviving Contract Owner's estate.

If the Annuitant (and joint Annuitant, if any) dies before the Income Start Date, and there is no surviving Contract Owner

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or joint owner, Nationwide will pay the contract proceeds to the beneficiary.

Ownership Rights

Ownership Rights at the Time of Application

At the time of application, the Contract Owner designates/elects:

1)	an Annuitant, and if applicable, a joint Annuitant;

2)	a payee to whom annuity payments will be made;

3)	the frequency of payments, Income Option, Assumed Investment Return (if applicable), and Income Start Date;

4)	a beneficiary, and if applicable, a contingent beneficiary;

5)	the portion of the purchase payment used to purchase Fixed Annuity Payments and/or Variable Annuity Payments;

6)	the allocation among Investment Options, if applicable; and

7)	any optional benefits that may be provided under the elected Income Option.

Once elected, the Income Option cannot be changed.

Ownership Rights Between the Date of Issue and the Income Start Date

Between the date of issue and the Income Start Date, the Contract Owner has the right to:

1)	cancel the contract during the free look period;

2)	change the beneficiary and/or the contingent beneficiary;

3)	change allocations among Investment Options;

4)
request a "variable to fixed transfer" whereby a portion of the purchase payment that was originally designated to provide Variable Annuity Payments is transferred in order to provide Fixed Annuity Payments.  Variable to fixed transfers are irrevocable and subject to the terms and conditions described in the "Transfers between Variable Annuity Payments and Fixed Annuity Payments" provision;

5)	elect to take a partial or full withdrawal, if permitted under the Income Option selected and subject to any restrictions described in this prospectus; and

6)	elect or revoke a prior election of Annual Benefit Leveling (see "Annual Benefit Leveling").

Ownership Rights Between the Income Start Date and Prior to the Annuitant's Death

After the Income Start Date and prior to the Annuitant's death, the Contract Owner has the right to:

1)	change the beneficiary and/or the contingent beneficiary;

2)	change allocations among Investment Options;

3)
request a "variable to fixed transfer" whereby a portion of the purchase payment that was originally designated to provide Variable Annuity Payments is transferred in order to provide Fixed Annuity Payments.  Variable to fixed transfers are irrevocable and subject to the terms and conditions described in the "Transfers between Variable Annuity Payments and Fixed Annuity Payments" provision;

4)	elect to take a partial or full withdrawal, depending on the Income Option selected and subject to any restrictions described in this prospectus; and

5)	elect or discontinue Annual Benefit Leveling.

Changes

All changes, except those to Annual Benefit Leveling, will take effect as of the time such changes are recorded by Nationwide, whether or not the Contract Owner or Annuitant is living at the time of the recording.  Nationwide will not be liable for any payments made or actions taken by Nationwide before recording the change.  Changes to Annual Benefit Leveling will take effect on the next anniversary of the Income Start Date.

Nationwide may require that all changes be submitted in writing or in another form Nationwide deems acceptable.  Nationwide may require that signatures be guaranteed by a member firm of a major stock exchange or other depository institution qualified to give such a guarantee.

Operation of the Contract

Purchase Payment

The minimum single purchase payment must be at least $35,000.  No additional purchase payments will be accepted or permitted.  However, if the contract is being funded from multiple sources, Nationwide, at its sole discretion, may permit multiple deposits into the contract prior to the Income Start Date.

The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one Annuitant cannot exceed $2,000,000 for single life Income Options or term certain Income Options, and $3,000,000 for joint life Income Options without Nationwide's prior consent.  Nationwide's decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs.  All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner.  In the event that we do not accept a purchase payment under these guidelines, we will immediately return the purchase payment in its entirety in the same manner as it was received.  If we accept the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value.  The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one Annuitant cannot exceed $2,000,000 without Nationwide's prior consent.  Any references in this prospectus to purchase payment amounts in excess of $2,000,000 are assumed to have been approved by Nationwide.

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Allocation of the Purchase Payment

For any particular Income Option, the single purchase payment may be allocated to provide Variable Annuity Payments, Fixed Annuity Payments, or a combination of both.  Changes to this allocation are permitted as described in the "Transfers between Variable Annuity Payments and Fixed Annuity Payments" provision.

Nationwide allocates that portion of the purchase payment intended for Variable Annuity Payments to Investment Options as instructed by the Contract Owner.  Shares of the Investment Options are purchased by the Variable Account at Net Asset Value and temporarily maintained as Accumulation Units until being converted into Annuity Income Units on the Income Start Date.  Contract Owners can change allocations or make exchanges among the Sub-Accounts subject to conditions imposed by the Investment Options and those set forth in the contract.

If the AIA Income Foundation Rider was elected, additional restrictions apply to allocations of purchase payment and subsequent exchanges of Variable Account Value, see "AIA Income Foundation Rider" later in this prospectus.

Pricing

The portion of the single purchase payment designated for Variable Annuity Payments will be allocated to Sub-Accounts and will be priced at the unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete.  If the application is not complete, Nationwide may retain the purchase payment for up to 5 business days while attempting to complete it.  If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay.  The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.

Except on the days listed below and on weekends, purchase payments, transfers and surrenders are priced every day.  Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

•New Year's Day	•Independence Day
•Martin Luther King, Jr. Day	•Labor Day
•Presidents' Day	•Thanksgiving
•Good Friday	•Christmas
•Memorial Day

Nationwide also will not price the purchase payment if:

1)	trading on the New York Stock Exchange is restricted;

2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or

3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist.  If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owner will not have access to their account.

Transfers between Variable Annuity Payments and Fixed Annuity Payments

Any portion of the single purchase payment that is allocated to provide Fixed Annuity Payments may not be transferred to provide Variable Annuity Payments.

Subject to certain terms and conditions, all or a portion of the single purchase payment that is allocated to provide Variable Annuity Payments may be transferred to provide Fixed Annuity Payments.  This type of transfer, referred to as a "variable to fixed transfer," is irrevocable.  Once a variable to fixed transfer is complete, the transferred amount must remain allocated to provide Fixed Annuity Payments for the duration of the contract.  The amount transferred cannot be transferred back to provide Variable Annuity Payments.

Variable to fixed transfers are only available after the later of July 1, 2004 or the date state insurance authorities approve applicable contract modifications.

Currently, Nationwide does not assess a fee for variable to fixed transfers on any contracts.  However, Nationwide reserves the right to assess a variable to fixed transfer processing fee, which will equal the lesser of $25 or 2% of the amount transferred.  The fee will be deducted from the amount transferred.  Nationwide also reserves the right to assess the variable to fixed transfer processing fee on contracts that have elected the AIA Income Foundation Rider while not assessing it against contracts that have not elected the rider.  See "Standard Charges and Deductions" earlier in this prospectus.

Each variable to fixed transfer request is subject to the following terms and conditions:

•	variable to fixed transfers are not permitted prior to the end of the free look period;

•	the Annuitant and joint Annuitant, if applicable, must be younger than age 91 at the time the variable to fixed transfer is requested;

•	the minimum variable to fixed transfer amount is the lesser of $10,000 or the total Variable Account Value;

•
after the variable to fixed transfer, the Variable Account Value must be at least $2,000 (as of the date of the transfer).  If a requested transfer would result in a Variable Account Value of less than $2,000, Nationwide will attempt to contact the Contract Owner to obtain revised instructions relating to the transfer.  The Contract Owner may elect to:

➢	cancel the transaction;

➢	decrease the amount of the variable to fixed transfer so that the Variable Account Value will be $2,000 or more; or

➢	transfer all Variable Account Value to provide for Fixed Annuity Payments.

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•	variable to fixed transfers are not permitted if:

➢	the Contract Owner elected a Term Certain with Enhanced Death Benefit (only available for contracts issued prior to May 1, 2002) Income Option; or

➢	the Contract Owner elected a Term Certain Income Option there are fewer than 5 years remaining in the term certain period;

•	Nationwide reserves the right to limit the number of variable to fixed transfers to 1 per calendar quarter and 20 over the life of the contract;

•	Nationwide reserves the right to prohibit variable to fixed transfers during the remaining term certain period if:

➢	the Contract Owner elected a Single Life with Term Certain Income Option or a Joint and 100% Last Survivor with Term Certain Income Option; and

➢	the Contract Owner has taken a withdrawal from the contract, as permitted by the Income Option elected;

•	annuity payments resulting from variable to fixed transfers will be of the same frequency as existing Fixed Annuity Payments; and

•	variable to fixed transfer requests must be submitted in writing and must be signed by the Contract Owner(s).

Variable to fixed transfers will be taken proportionately from each Sub-Account based on current allocations.  Variable to fixed transfers do not count as a transfer event.

If a Contract Owner elected the AIA Income Foundation Rider, the following additional terms and conditions apply to variable to fixed transfer requests:

•
the guaranteed floor payment in effect at the time of the variable to fixed transfer request will be reduced by the ratio of the amount transferred to the Variable Account Value immediately prior to the transfer request; and

•	the amount of any variable to fixed transfer will be based upon the actual Variable Account Value at the time of the request rather than the present value of any guaranteed payments under the rider.

Each variable to fixed transfer will constitute a new fixed annuity segment (a series of Fixed Annuity Payments), which will be calculated as of the date of the transfer.  Fixed annuity segments resulting from variable to fixed transfers will be of the same frequency and will be applied to the same Income Option that was elected at the time of application.  The only factor that will differ among fixed annuity segments is the purchase rate, which is based on current market conditions at the time the fixed annuity segment is determined.  Due to the varying market conditions, the purchase rates may be more or less favorable at the time each fixed annuity segment is determined.

When multiple transactions are effected on a contract on the same day that a variable to fixed transfer is requested (for example, a Sub-Account transfer or a withdrawal), the variable to fixed transfer will be processed last.  This could have an effect on whether or not the variable to fixed transfer request meets the terms and conditions described above.

The Fixed Annuity Payment purchased by the variable to fixed transfer will be reflected in the next annuity payment calculated, unless the Contract Owner has elected Annual Benefit Leveling.  If Annual Benefit Leveling is in effect, the Fixed Annuity Payment purchased by the variable to fixed transfer will be reflected in the first annuity payment on the next Income Start Date anniversary.

Some state jurisdictions do not permit Contract Owners to take withdrawals from the Fixed Annuity Payment portion of the contract.  In these state jurisdictions, if the Contract Owner elected an Income Option that permits withdrawals, a variable to fixed transfer will effectively reduce the amount of Commutation Value that the Contract Owner can withdraw.

Transfer Restrictions

Neither the contracts described in this prospectus nor the Investment Options are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading").  A Contract Owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer Investment Options that are designed specifically to support active trading strategies.

Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract.  Short-term trading can result in:

•	the dilution of the value of the investors' interests in the Investment Option;

•
Investment Option managers taking actions that negatively impact performance (keeping a larger portion of the Investment Option assets in cash or liquidating investments prematurely in order to support redemption requests); and/or

•	increased administrative costs due to frequent purchases and redemptions.

To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies.  Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.

Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful.  If we are unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted.

Redemption Fees

Some Investment Options may assess (against the Variable Account) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account.  The fee is assessed against the amount transferred and is paid to the Investment Option.  Redemption fees compensate the Investment Option for any negative impact on fund performance resulting from short-

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term trading.  For more information on short-term trading fees, please see the "Short-Term Trading Fees" provision.

U.S. Mail Restrictions

Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices.  Transaction reports are produced and examined.  Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period.  A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period). For example, if a Contract Owner executes multiple transfers involving 10 Investment Options in one day, this counts as one transfer event.

As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted.

In general, Nationwide will adhere to the following guidelines:

Trading Behavior	Nationwide's Response
6 or more transfer events in one calendar quarter
Nationwide will mail a letter to the Contract Owner notifying them that:
(1)they have been identified as engaging in harmful trading practices; and
(2)if their transfer events exceed 11 in 2 consecutive calendar quarters or 20 in one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

More than 11 transfer events in 2 consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.

For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.

Each January 1st, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1.  See, however, the "Other Restrictions" provision below.

Managers of Multiple Contracts

Some investment advisors/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple Contract Owners.  These multi-contract advisors will be required by Nationwide to submit all transfer requests via U.S. mail.

Other Restrictions

Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request.  Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form.  In the event that a Contract Owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be required to resubmit their transfer request on a Nationwide issued form.

Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf).  In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.

Any restrictions that Nationwide implements will be applied consistently and uniformly.

Investment Option Restrictions and Prohibitions

Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the Investment Options which allow the Investment Options to:

(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Nationwide Contract Owner;

(2)	request the amounts and dates of any purchase, redemption, transfer or exchange request ("transaction information"); and

(3)
instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the Investment Option (whose policies may be more restrictive than Nationwide's policies).

Nationwide is required to provide such transaction information to the Investment Options upon their request.  In addition, Nationwide is required to restrict or prohibit further purchases or exchange requests upon instruction from the Investment Options.  Nationwide and any affected Contract Owner may not have advance notice of such instructions from an Investment Option to restrict or prohibit further purchases or exchange requests.  If an Investment Option refuses to accept a purchase or exchange request submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current Investment Option allocation.

Sub-Account Transfers

A Contract Owner may request to transfer allocations among the Sub-Accounts at any time, subject to terms and conditions imposed by the contract and the Investment Options.

A Contract Owner is permitted 20 "transfer events" each calendar year without restriction.  A "transfer event" is any Valuation Date on which allocations are moved between Investment Options, regardless of the quantity of reallocations.  For example, if a Contract Owner moves Variable Account

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Value between 20 Sub-Accounts in one day, the entire reallocation only counts as one transfer event.

If, in any calendar year, a Contract Owner exceeds the 20 transfer event limit, the Contract Owner will be required to submit any additional transfer requests via U.S. mail.

Nationwide will reset the transfer limit each January 1st.  The number of transfer events permitted each year is not cumulative; transfer events not used in a given calendar year may not be carried over into subsequent calendar years.

Amounts transferred between the Sub-Accounts will receive the Annuity Income Unit value that is next computed immediately following receipt of the transfer request.

Sub-Account Transfer Requests

Nationwide will accept Sub-Account transfer requests in writing or over the telephone.  Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine.  Nationwide may withdraw the telephone exchange privilege at any time upon written notice to Contract Owners.

Right to Examine and Cancel

If the Contract Owner elects to cancel the contract, he/she may return it to Nationwide's home office within a certain period of time known as the "free look" period.  Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer.  For ease of administration, Nationwide will honor any free look cancellation that is received at Nationwide's home office or postmarked within 30 days after the contract issue date.  The contract issue date is the date the initial purchase payment is applied to the contract.

If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any withdrawals from the contract and applicable federal and state income tax withholding.  Otherwise, Nationwide will return the Contract Value, less any withdrawals from the contract and applicable federal and state income tax withholding.

Where state law requires the return of purchase payments upon cancellation of the contract during the free look period, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.  After the free look period, Nationwide will reallocate the Contract Value among the Sub-Accounts based on the instructions contained on the application.  Where state law requires the return of Contract Value upon cancellation of the contract during the free look period, Nationwide will immediately allocate initial purchase payments to the Investment Options based on the instructions contained on the application.

Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation.  Any additional amounts refunded to the Contract Owner will be paid by Nationwide.

Withdrawals (Redemptions)

The Contract Owner may take a withdrawal after the end of the free look period if the Contract Owner elected one of the following Income Options at the time of application: Single Life with Term Certain; Joint and 100% Last Survivor with Term Certain; Term Certain; or Term Certain with Enhanced Death Benefit.  If the Contract Owner did not elect one of the Income Options listed above, the Contract Owner may not withdraw value from the contract.  Withdrawals may not be permitted in all states.

Withdrawal requests must be in writing or in a form otherwise acceptable to Nationwide.  Nationwide reserves the right to require that the signature(s) be guaranteed by a member firm of a major stock exchange or other depository institution qualified to give such a guarantee.

Nationwide will pay any amounts withdrawn from the Sub-Accounts to the Contract Owner within 7 days of receipt of a proper request and instructions satisfactory to Nationwide.

Nationwide reserves the right to delay payment of a withdrawal from the Fixed Annuity Payment portion of the contract for up to 6 months from the date of the withdrawal request.

Withdrawals Before the Income Start Date

If the Income Option elected so permits, a Contract Owner may take a withdrawal after the free look period and before the Income Start Date.  The Variable Account Value on the date of withdrawal will reflect the investment performance of the Sub-Accounts chosen by the Contract Owner.  A CDSC may apply.

Withdrawals On or After the Income Start Date

If the Income Option elected so permits, a Contract Owner may take a withdrawal on or after the Income Start Date.  The amount available for withdrawal on or after the Income Start Date will be based on the Commutation Value and will reflect the investment performance of the Sub-Accounts chosen by the Contract Owner.  A CDSC may apply.

After the Income Start Date, distributions other than regular annuity payments are generally required to be included in income for federal income tax purposes.  However, this general rule does not apply to a complete withdrawal or redemption of a contract - a portion of the amount received in a complete withdrawal or redemption may be treated for federal income tax purposes as the tax-free return of investment in the contract.  Partial withdrawals or redemptions other than regular annuity payments are generally required to be included in income.  The Internal Revenue Code, Treasury Regulations, and other informational releases by the IRS contain complex rules regarding the taxation of distributions from annuity contracts.  The Contract Owner should review these tax documents and consult with a tax advisor prior to requesting a distribution.

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Commutation Value of Variable Annuity Payments

The Commutation Value of Variable Annuity Payments is equal to the present value of the Variable Annuity Payments remaining in the term certain period.  This present value is calculated using the Assumed Investment Return for the contract and the Annuity Income Unit values determined at the next unit value calculation after Nationwide receives the withdrawal request.

If a Contract Owner who has elected Annual Benefit Leveling takes a full withdrawal, the withdrawn amount will be made up of two components:

1)	the Commutation Values, which do not include amounts allocated to Annual Benefit Leveling; and

2)	the present value of the leveled Variable Annuity Payments scheduled to be paid after Nationwide receives complete instructions, but before the next Income Start Date anniversary.

The present value of these payments will be calculated using the Annual Benefit Leveling interest rate that was assumed when the leveled payment amount was determined.

If a Contract Owner who has elected Annual Benefit Leveling takes a partial withdrawal, no portion of the present value of the leveled Variable Annuity Payments scheduled to be paid before the next Income Start Date anniversary may be withdrawn.  Only the Commutation Value of amounts remaining in the Investment Options or of the Fixed Annuity Payments may be withdrawn.

The Commutation Value of Variable Annuity Payments when the AIA Income Foundation Rider is elected is calculated in the same manner as the Commutation Value of Variable Annuity Payments when the rider is not elected.  However, because the charge associated with the rider will also be reflected in the calculation, the value will be lower.

If a Contract Owner who has elected the AIA Income Foundation Rider takes a partial withdrawal, no consideration is given to the present value of any guaranteed Variable Annuity Payments under the rider.  Only the Commutation Value of amounts in the Variable Account may be withdrawn.

Commutation Value of Fixed Annuity Payments

The Commutation Value of Fixed Annuity Payments is defined in " Appendix B : Fixed Annuity Payments . "

Partial Withdrawals (Partial Redemptions)

If a partial withdrawal is allowed under the Income Option and elected, the Contract Owner must specify the percentage of the withdrawal to be taken from Fixed Annuity Payments and/or Variable Annuity Payments.

A partial withdrawal will result in the reduction of the remaining term certain period payments.  If the Contract Owner elects a partial withdrawal of Fixed Annuity Payments, Nationwide will proportionally reduce the remaining payments in the term certain period by the ratio of the withdrawal amount received from Fixed Annuity Payments, plus any CDSC, to the total Commutation Value available from Fixed Annuity Payments.  If the Contract Owner elects a partial withdrawal of Variable Annuity Payments, for the remainder of the term certain period, Nationwide will reduce the number of Annuity Income Units provided by each Sub-Account on a pro-rata basis.

If Annual Benefit Leveling is in effect, no portion of the contract designated to make Variable Annuity Payments for the remainder of the contract year may be withdrawn.

The minimum partial withdrawal amount is $2,000.  Other minimum amounts may apply in some states.  In addition, each remaining annuity payment after the partial withdrawal must equal $100 or more.

A CDSC may apply.  The CDSC deducted is a percentage of the amount requested by the Contract Owner.  Amounts deducted for CDSC are not subject to subsequent CDSC.  The Contract Owner may take the CDSC from either:

a)	the amount requested; or

b)	the Commutation Value remaining after the Contract Owner has received the requested amount.

If the Contract Owner does not make a specific election, any applicable CDSC will be taken from the Commutation Value remaining after the Contract Owner has received the requested amount.

Nationwide reserves the right to prohibit variable to fixed transfers for the duration of the term certain period if a Contract Owner who has elected a Single Life with Term Certain Income Option or a Joint and 100% Last Survivor with Term Certain Income Option takes a partial withdrawal from the contract.

Full Withdrawals (Full Redemptions)

A full withdrawal is only permitted under the following Income Options: Term Certain and Term Certain with Enhanced Death Benefit.  The Commutation Value upon full withdrawal may be more or less than the purchase payment made to the contract.  The Commutation Value will reflect Variable Account charges, charges for any optional riders elected, Investment Option charges, the investment performance of the Investment Options, prior redemptions, and remaining term certain annuity payments.  A CDSC may apply.  Upon full withdrawal, the contract is terminated.

Restrictions on Withdrawals from a Tax Sheltered Annuity

The withdrawal of interest in the contract attributable to contributions made pursuant to a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a custodial account (as described in Internal Revenue Code Section 403(b)(7)), may be executed only if otherwise permitted by the contract and:

1)	when the Contract Owner attains age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or

2)
in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any withdrawal in the case of hardship may not include any income attributable to salary reduction contributions.

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These withdrawal limitations apply to the withdrawal of interest in the contract attributable to the following:

1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

3)
all amounts transferred from custodial accounts described in Internal Revenue Code Section 403(b)(7) (except that employer contributions and earnings in such accounts as of December 31, 1988, may be withdrawn in the case of hardship).

These provisions explain Nationwide's understanding of current withdrawal restrictions.  These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above, but may be subject to restrictions found in the employer's plan or the Internal Revenue Code.

Assignment

Contract rights are personal to the Contract Owner and may not be assigned.

Annuity Payments

Income Start Date

The Income Start Date is the date chosen by the Contract Owner as the date for annuity payments to begin.  The Income Start Date must be no earlier than the day after the end of the free look period and no later than 1 year after the date of issue.  In connection with the Income Start Date, the Contract Owner also elects the frequency of annuity payment dates.

Frequency and Amount of Annuity Payments

Payments are made based on the Income Option and frequency selected.  Payment frequencies available are: monthly, quarterly, semi-annually, or annually.  In no event will Nationwide make payments less frequently than annually.

Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $100.  The payment frequency will be changed to an interval that will result in payments of at least $100.

Nationwide will send annuity payments no later than 7 days after each annuity payment date.

Form of Annuity Payment

The Contract Owner may elect to receive annuity payments by electronic funds transfer or by check.  If the Contract Owner makes no election as to the payment method, Nationwide will make annuity payments via electronic funds transfer or via check, in the event bank information has not been provided.  The Contract Owner may change the form of payment at any time by notifying Nationwide in writing.

For contracts issued on or after May 1, 2004, Nationwide reserves the right to assess a fee, not to exceed $15, for each annuity payment made by check.  No such charge will be assessed to contracts issued prior to May 1, 2004.  The check fee compensates Nationwide for expenses related to processing and mailing checks.  The fee will be deducted from each annuity payment check issued.

Fixed Annuity Payments

Fixed Annuity Payments provide for level annuity payments.  The Fixed Annuity Payments will remain level unless the Income Option calls for a reduction in the annuity income upon withdrawal or death of the Annuitant (or joint Annuitant).  See " Appendix B : Fixed Annuity Payments . "

Variable Annuity Payments

Variable Annuity Payments will vary depending on the performance of the Investment Options selected.  The Investment Options available during annuitization are those Investment Options shown in the " Appendix A : Investment Options . "

Assumed Investment Return

An Assumed Investment Return is the net investment return required to maintain level Variable Annuity Payments.  That is, if the net investment performance of each Sub-Account in which the Contract Owner invests exactly equals the Assumed Investment Return for every payment period, then each payment will be the same amount.  To the extent that investment performance is not equal to the Assumed Investment Return for given payment periods, the amount of the payments in those periods will not be the same.  Payments will increase from one payment date to the next if the annualized net rate of return is greater than the Assumed Investment Return during that time.  Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than the Assumed Investment Return during that time.

At the time of application, the Contract Owner elects one of three available Assumed Investment Return percentages: 3.5%, 5.0%, or 6.0%.  This percentage cannot be changed after contract issuance.  Refer to " Appendix C : Illustration of Variable Annuity Income" for more information on selecting an Assumed Investment Return percentage.  One or more of the above Assumed Investment Return percentages might not be available in all states.  Please refer to your contract for specific information.

If the AIA Income Foundation Rider is elected, the Assumed Investment Return percentage will be 3.0%.

Nationwide uses this percentage rate of return to determine the amount of the first Variable Annuity Payment.

First Variable Annuity Payment

The following factors determine the amount of the first Variable Annuity Payment:

•	the portion of the purchase payment allocated to provide Variable Annuity Payments;

•	the Variable Account Value on the Income Start Date;

•	the age and sex of the Annuitant (and joint Annuitant, if any);

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•	the Income Option elected;

•	the frequency of annuity payments elected;

•	the Income Start Date;

•	the selected Assumed Investment Return (the net investment return required to maintain level Variable Annuity Payments);

•	the deduction of applicable premium taxes; and

•	the date the contract was issued.

Subsequent Variable Annuity Payments

Variable Annuity Payments will vary with the performance of the Investment Options chosen by the Contract Owner after the investment performance is adjusted by the Assumed Investment Return Factor.

The dollar amount of each subsequent Variable Annuity Payment is determined by taking the portion of the first annuity payment funded by a particular Sub-Account divided by the Annuity Income Unit value for that Sub-Account as of the Income Start Date.  This establishes the number of Annuity Income Units provided by each Sub-Account for each Variable Annuity Payment after the first.

The number of Annuity Income Units for each Sub-Account will remain constant, subject to the following exceptions:

1)	if a reduction applies after the first death when the Contract Owner elected a joint and survivor Income Option;

2)	if the Contract Owner takes a withdrawal, as permitted under the Income Option elected;

3)	if the Contract Owner transfers value from one Investment Option to another;

4)	if the Contract Owner incurs a redemption fee; or

5)	if the Contract Owner makes a variable to fixed transfer.

The number of Annuity Income Units for each Sub-Account is multiplied by the Annuity Income Unit value for that Sub-Account for the Valuation Date for which the payment is due.  The sum of these results for all the Sub-Accounts in which the Contract Owner invests establishes the dollar amount of the Variable Annuity Payment.

Subsequent Variable Annuity Payments may be more or less than the previous Variable Annuity Payment, depending on whether the net investment performance of the elected Investment Options is greater or lesser than the Assumed Investment Return.

Value of an Annuity Income Unit

Annuity Income Unit values for Sub-Accounts are determined by:

1)
multiplying the Annuity Income Unit value for each Sub-Account for the immediately preceding Valuation Period by the net investment factor for the Sub-Account for the subsequent Valuation Period; and then

2)
multiplying the result from (1) by an interest factor to neutralize the Assumed Investment Return Factor year built into the purchase rate basis for variable payment annuities.  The Assumed Investment Return Factor corresponds with the Assumed Investment Return chosen by the Contract Owner.

Net Investment Factor

The net investment factor is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

(a)	is the sum of:

1)	the Net Asset Value of the Investment Option as of the end of the current Valuation Period; and

2)	the per share amount of any dividend or income distributions made by the Investment Option (if the date of the dividend or income distribution occurs during the current Valuation Period).

(b)	is the Net Asset Value of the Investment Option determined as of the end of the preceding Valuation Period.

(c)
is a factor representing the daily Variable Account charges.  The factor is equal to an annualized rate of 1.25% (2.25% if the AIA Income Foundation Rider has been chosen) of the Daily Net Assets of the Variable Account.

Changes in the net investment factor may not be directly proportional to changes in the Net Asset Value of the Investment Option shares because of the deduction of Variable Account charges.

Though the number of Annuity Income Units will not change as a result of investment experience, the value of an Annuity Income Unit may increase or decrease from Valuation Period to Valuation Period.

Annual Benefit Leveling

If the Contract Owner elects Annual Benefit Leveling, Variable Annuity Payments will be adjusted to reflect the performance of the Investment Options once every 12 months, instead of with every payment.

On the Income Start Date (or the Income Start Date anniversary on which Annual Benefit Leveling begins), the number of Annuity Income Units necessary to make the payments for the following year will be calculated.  These Annuity Income Units will be redeemed from the Sub-Accounts and the redemption proceeds are immediately transferred to Nationwide's General Account.  The Annual Benefit Leveling interest rate in effect on the Income Start Date or Income Start Date anniversary will be used to calculate the guaranteed amount of level payments for the following year.

The level payment calculated on each subsequent Income Start Date anniversary could be higher or lower than the level payment for the previous year.

An election to start or discontinue Annual Benefit Leveling will take effect only on the Income Start Date or anniversary thereof.  In order for such an election to take effect on the next Income Start Date anniversary, Nationwide must receive the election at least 5 days prior to the Income Start Date

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anniversary.  If a Contract Owner elects Annual Benefit Leveling, the process of calculating leveled Variable Annuity Payments will take place on each subsequent Income Start Date anniversary until the Contract Owner instructs Nationwide otherwise.

Nationwide reserves the right to discontinue Annual Benefit Leveling.  If Nationwide does discontinue this program, any Contract Owner receiving leveled Variable Annuity Payments will continue to do so until the next Income Start Date anniversary.

America's Income Annuity Income FoundationSM Rider

The AIA Income Foundation Rider can only be elected at the time of application.  If elected, Nationwide will deduct an additional 1.00% of the Daily Net Assets of the Variable Account.  This charge is in addition to the Variable Account charges of 1.25% assessed against every contract.  This charge will be assessed for the life of the contract.  The charge associated with the AIA Income Foundation Rider is not assessed against the fixed annuity portion of the contract.  Election of the Rider is irrevocable.

The AIA Income Foundation Rider provides the Contract Owner with a choice between two guaranteed Variable Annuity Payment options ("GVAP options"): an 85% Level Floor, or a 75% Step-Up Floor.  Once the GVAP option is chosen, it cannot be changed.

Nationwide calculates and pays Variable Annuity Payments under the contract according to the Income Option and frequency selected by the contract.  Calculated Variable Annuity Payments will vary with the performance of the Investment Options chosen by the Contract Owner.  Contract Owners who elect the AIA Income Foundation Rider receive a guarantee that when market declines cause their calculated Variable Annuity Payment amount to fall below the guaranteed floor amount, Nationwide will make up the difference such that the Contract Owner will receive a guaranteed payment, regardless of poor market performance.

Nationwide determines the first guaranteed floor payment at contract issuance.  If the 85% Level Floor is elected, the guaranteed floor payment amount determined at contract issuance will not change for the life of the contract, subject to the terms of the contract.  (See, "Reductions in the Guaranteed Floor Payment").  If the 75% Step-Up Floor is elected, Nationwide will recalculate the guaranteed floor payment on each Income Start Date Anniversary.  The guaranteed floor payment under this option will not be reduced, and may even increase, subject to the terms of the contract.  (See "Reduction in the Guaranteed Floor Payment" and "75% Step-Up Floor").

The AIA Income Foundation Rider will also protect payments for contracts that have elected Annual Benefit Leveling.  (See, "Guaranteed Floor Payment and Annual Benefit Leveling").

Determining the Guaranteed Floor Payment

At contract issuance, Nationwide will determine the amount of the initial guaranteed floor payment.  Nationwide will use a projected first Variable Annuity Payment and apply the chosen GVAP option to determine the amount of the initial guaranteed floor payment.  Nationwide considers the following factors when calculating the projected first Variable Annuity Payment:

•	the amount of the purchase payment allocated to Variable Annuity Payments;

•	any applicable contract charges;

•	an Assumed Investment Return of 3.0%; and

•	the annuity purchase rate guaranteed at the time of contract issuance.

Annuity purchase rates may vary by Income Option, Annuitant age, sex, time of issue, annuity type (fixed vs. variable), and Assumed Investment Return.

The guaranteed floor payment under the 85% Level Floor option will be 85% of the first projected Variable Annuity Payment described above.  This guaranteed floor payment will remain in effect for the life of the contract, subject to the contract's terms (see "Reductions in the Guaranteed Floor Payment").  If at any time during the life of the contract the Contract Owner's calculated Variable Annuity Payments fall below the guaranteed floor payment established at contract issuance, Nationwide will pay the Contract Owner the guaranteed floor payment.

The guaranteed floor payment under the 75% Step-Up Floor option will be 75% of the first projected Variable Annuity Payment described above.  This initial guaranteed floor payment will remain in effect until the first Income Start Date anniversary, subject to the contract's terms (see "Reductions in the Guaranteed Floor Payment").  Upon the first, and every subsequent Income Start Date anniversary, Nationwide will recalculate the guaranteed floor payment (see, "75% Step-Up Floor").  If at any time during the life of the contract the Contract Owner's calculated Variable Annuity Payments fall below the guaranteed floor payment currently in effect, Nationwide will pay the current guaranteed floor payment.

The first Variable Annuity Payment due to the Contract Owner will be calculated on the Income Start Date.  Nationwide uses the Assumed Investment Return to determine the amount of the first Variable Annuity Payment.  For contracts that have elected the AIA Income Foundation Rider, the Assumed Investment Return will be 3.0%.  Please refer to "Variable Annuity Payment" for more information on how the first and subsequent Variable Annuity Payments are calculated.

The first Variable Annuity Payment made to the Contract Owner is protected by the GVAP option selected.  Thus, the first payment received by the Contract Owner could be the guaranteed floor payment if the first calculated Variable Annuity Payment is less than the guaranteed floor payment.

75% Step-Up Floor

On each one-year anniversary of the Income Start Date, Nationwide will recalculate the guaranteed floor payment under this option.  The new guaranteed floor payment amount on each Income Start Date anniversary will be the greater of:

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1.	the previous year's guaranteed floor payment; or

2.	75% of the Variable Annuity Payment calculated on the Income Start Date anniversary (without regard to Annual Benefit Leveling, if elected).

The guaranteed floor payment will be recalculated each Income Start Date Anniversary until the contract is terminated.  There is no maximum guaranteed amount.  The guaranteed floor payment amount is subject to reduction in accordance with the terms of the contract (see "Reductions in the Guaranteed Floor Payment").

Guaranteed Floor Payment and Annual Benefit Leveling

If the Contract Owner has elected to receive level payments under Annual Benefit Leveling, Nationwide will compare the payment due under Annual Benefit Leveling with the guaranteed floor payment calculated on the Income Start Date (and each subsequent Income Start Date anniversary).  The payment actually received, if Annual Benefit Leveling is in effect, will be the higher of the two calculations.  Nationwide will make this comparison on each Income Start Date anniversary for as long as the Contract Owner continues Annual Benefit Leveling, see "Annual Benefit Leveling" earlier in this prospectus.

Reductions in the Guaranteed Floor Payment

Certain transactions permitted under the contract may cause a reduction in the guaranteed floor payment in effect at the time of the transaction.  Typically, if circumstances cause a reduction in the calculated Variable Annuity Payment, then a proportionate reduction in the guaranteed floor payment will also occur.

Redemption Fees

If the Contract Owner incurs a redemption fee, according to the "Short-Term Trading Fees" provision, the guaranteed floor payment will be reduced by the ratio of the amount of the fee to the Variable Account Value immediately preceding the transfer request.

Variable to Fixed Transfers

If the Contract Owner makes a variable to fixed transfer (as permitted in the "Transfers between Variable Annuity Payments and Fixed Annuity Payments" provision), the guaranteed floor payment will be reduced by the ratio of the amount transferred from the Variable Account to the Variable Account Value immediately prior to the transfer request.

Withdrawals

The contract permits withdrawals before the Income Start Date and after the Income Start Date, according to the Income Option selected.  Any time the Contract Owner elects a partial withdrawal of Variable Annuity Payments, Nationwide will reduce the number of Annuity Income Units provided by each Sub-Account on a pro-rata basis for the remainder of the term certain period.  For contracts that have elected the AIA Income Foundation Rider, this reduction in Annuity Income Units will result in a proportionate reduction in the guaranteed floor payment amount for the remainder of the term certain period.  See, "Partial Withdrawals (Partial Redemptions)" earlier in this prospectus.

If, at the end of the term certain period the Annuitant is still alive, annuity payments will be calculated as if no withdrawal had been taken (see "Income Options").  Accordingly, the guaranteed floor payment will also be calculated as if no withdrawals had been taken.  In these circumstances, the guaranteed floor payment will be at least what it was immediately prior to the first withdrawal.

A full withdrawal is only permitted under certain Income Options.  The Commutation Value of Variable Annuity Payments upon full withdrawal of a contract that has elected the AIA Income Foundation Rider will be calculated in the same manner as a contract that has not elected the rider.  However, the actual value will be less due to the charge associated with the rider.  See, "Full Withdrawals (Full Redemptions)" earlier in this prospectus.

Joint and Life Income Options

Under certain joint and life Income Options the calculated Variable Annuity Payment due the Contract Owner following the death of the first Annuitant will be reduced according to the terms of the applicable Income Option (see "Income Options").  Accordingly, the guaranteed floor payment will be reduced by the same percentage as the calculated Variable Annuity Payment is reduced under the applicable Income Option.

Continuation of Payments Upon Death of Annuitant

The AIA Income Foundation Rider applies to the Continuation of Payments Death Benefit Option if elected by any beneficiary.  The guaranteed floor payment for multiple beneficiaries who elect to continue payments will be based upon:

•	The current guaranteed floor payment that would be in effect if the Annuitant had not died; and

•	The percentage of the death benefit the beneficiary is entitled to receive (see "Death of Annuitant").

Required Minimum Distributions

If the contract is issued as a Tax Sheltered Annuity, the Internal Revenue Code requires certain minimum distributions (see " Appendix E : Contract Types and Tax Information ). "   If a minimum distribution is required, the impact to the guaranteed floor payment will be the same as a partial withdrawal.

Conditions Associated with the AIA Income Foundation Rider

The AIA Income Foundation Rider must be elected at application and the election is irrevocable.  The applicant must choose one of the GVAP options:  either the 85% Level Floor or the 75% Step-Up Floor.  Once the GVAP option is chosen, it cannot be changed.  The following conditions apply when the AIA Income Foundation Rider is elected:

•	Term-Certain payment options with periods of less than 10 years cannot be elected.

•
Nationwide reserves the right to assess a fee on any variable to fixed transfer of Contract Value when the Rider is elected.  The fee will be the lesser of $25 or 2% of the amount transferred.  This transfer fee may not apply to contracts that do not elect the Rider see

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"Standard Charges and Deductions" earlier in this prospectus.

•	If only Fixed Annuity Payments are elected, the rider is unavailable.

•	The list of available Investment Options in the contract is restricted.

•	Allocations (including exchanges) to the variable Investment Options are subject to certain allocation restrictions.

There is no guaranteed Commutation Value associated with the election of a GVAP option.  Accordingly, amounts paid by Nationwide due to withdrawal or lump sum death benefit distribution will not reflect the future value of any guaranteed floor payments.  See "Commutation of Variable Annuity Payments" earlier in this prospectus.

Available Investment Options

Nationwide makes only certain Investment Options available when a Contract Owner elects the AIA Income Foundation Rider.  Nationwide selected the available options on the basis of certain risk factors associated with the Investment Option's investment objective.  Investment Options not made available in conjunction with the AIA Income Foundation Rider were excluded on the basis of similar risk considerations.

Nationwide will limit the amount of Variable Account Value that can be allocated to certain Investment Options when the AIA Income Foundation Rider is elected.

The available Investment Options are listed below in 3   categories.  Currently, there are no allocation restrictions associated with the Investment Options listed as Category III or Category I.  However, if any allocation is made to a Category II Investment Option, Nationwide may require up to 30% of the Variable Account Value also be invested in Category I Investment Options.  Currently, the required Category I allocation is only 20%.

For example, if a Contract Owner who elected the AIA Income Foundation Rider selected all Category III Investment Options on his or her application, Nationwide would not require any allocation to Category I.  However, if that same Contract Owner subsequently makes an exchange of Variable Account Value from Category III to Category II, Nationwide will require that the Contract Owner also allocate at least 20% of the current Variable Account Value to Category I.  In the future Nationwide could require up to 30% be allocated to Category I in this same scenario.

Subsequent exchange requests may be rejected if their execution would result in final allocations of Variable Account Value that do not meet the current allocation requirements.

These allocation restrictions apply to the initial purchase payment as well as any subsequent transfers among the Investment Options.  Nationwide will notify the Contract Owner if a requested allocation of initial purchase payment or subsequent exchange cannot be completed.

Income Options

Category I Investment Options

American Century Variable Portfolios II, Inc.
•	American Century VP Inflation Protection Fund: Class II

Fidelity Variable Insurance Products Fund
•	VIP Investment Grade Bond Portfolio: Service Class

Nationwide Variable Insurance Trust ("NVIT")
•	American Funds NVIT Bond Fund: Class II
•	NVIT Core Bond Fund: Class I
•	NVIT Core Plus Bond Fund: Class II
•	NVIT Government Bond Fund: Class I
•	NVIT Money Market Fund: Class I
•	NVIT Short Term Bond Fund: Class II

Neuberger Berman Advisers Management Trust
•	AMT Short Duration Bond Portfolio: I Class

PIMCO Variable Insurance Trust
•	Low Duration Portfolio: Advisor Class

In addition to the above Category I Investment Options, the following Investment Options are only available in contracts for which good order applications were received before May 1, 2009:

Van Kampen

The Universal Institutional Funds, Inc.
•	Core Plus Fixed Income Portfolio: Class II

In addition to the above Category I Investment Options, the following Investment Options are only available in contracts for which good order applications were received before May 1, 2008:

Federated Insurance Series
•	Federated Quality Bond Fund II: Primary Shares

Category II Investment Options

AllianceBernstein Variable Products Fund, Inc.
•	AllianceBernstein Small/Mid Cap Value Portfolio:
Class B
American Century Variable Portfolios, Inc.
•	American Century VP Mid Cap Value Fund: Class II

Dreyfus
•	Dreyfus Stock Index Fund, Inc.: Initial Shares
•	Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares

Fidelity Variable Insurance Products Fund
•	VIP Equity-Income Portfolio: Service Class
•	VIP Growth Portfolio: Service Class
•	VIP Mid Cap Portfolio: Service Class 2

Invesco
•	Invesco V.I. Capital Development Fund: Series II

Janus Aspen Series
•	Forty Portfolio: Service Shares

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MFS® Variable Insurance Trust
•	MFS Value Series: Service Class

Nationwide Variable Insurance Trust
•	American Century NVIT Multi Cap Value Fund: Class I
•	American Funds NVIT Growth Fund: Class II
•	American Funds NVIT Growth-Income Fund: Class II
•	Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I
•	Neuberger Berman NVIT Socially Responsible Fund: Class I
•	NVIT CardinalSM Aggressive Fund: Class II
•	NVIT Investor Destinations Funds: Class II
➢	NVIT Investor Destinations Aggressive Fund: Class II
•	NVIT Mid Cap Index Fund: Class I
•	NVIT Multi-Manager Large Cap Growth Fund: Class I
•	NVIT Multi-Manager Large Cap Value Fund: Class I
•	NVIT Multi-Manager Mid Cap Growth Fund: Class I
•	NVIT Multi-Manager Mid Cap Value Fund: Class II
•	NVIT Nationwide Fund: Class I
•	Oppenheimer NVIT Large Cap Growth Fund: Class I
•	Van Kampen NVIT Comstock Value Fund: Class I

Oppenheimer Variable Account Funds
•	Oppenheimer Main Street Fund® /VA: Non-Service Shares

In addition to the above Category II Investment Options, the following Investment Options are no longer available to receive transfers or new purchase payments effective May 1, 2010:

Nationwide Variable Insurance Trust
•	NVIT Multi-Manager Large Cap Value Fund: Class II

In addition to the above Category II Investment Options, the following Investment Options are only available in contracts for which good order applications were received before May 1, 2008:

Invesco
•	Invesco V.I. Capital Appreciation Fund: Series II

Neuberger Berman Advisers Management Trust
•	AMT Socially Responsive Portfolio: I Class

In addition to the above Category II Investment Options, the following Investment Options are only available in contracts for which good order applications were received before May 1, 2006:

Fidelity Variable Insurance Products Fund
•	VIP Value Strategies Portfolio: Service Class

Franklin Templeton Variable Insurance Products Trust
•	Franklin Rising Dividends Securities Fund: Class 2

MFS® Variable Insurance Trust
•	MFS Investors Growth Stock Series: Service Class

Category III Investment Options

Fidelity Variable Insurance Products Fund
•	Fidelity VIP Freedom Fund 2010 Portfolio:
Service Class 2
•	Fidelity VIP Freedom Fund 2020 Portfolio:
Service Class 2
•	Fidelity VIP Freedom Fund 2030 Portfolio:
Service Class 2

Franklin Templeton Variable Insurance Products Trust
•	Franklin Income Securities Fund: Class 2

Nationwide Variable Insurance Trust
•	American Funds NVIT Asset Allocation Fund: Class II
•	NVIT CardinalSM Balanced Fund: Class II
•	NVIT CardinalSM Capital Appreciation Fund: Class II
•	NVIT CardinalSM Conservative Fund: Class II
•	NVIT CardinalSM Moderate Fund: Class II
•	NVIT CardinalSM Moderately Aggressive Fund: Class II
•	NVIT CardinalSM Moderately Conservative Fund: Class II
•	NVIT Investor Destinations Funds: Class II
➢	NVIT Investor Destinations Conservative Fund: Class II
➢	NVIT Investor Destinations Moderately Conservative Fund: Class II
➢	NVIT Investor Destinations Balanced Fund: Class II
➢	NVIT Investor Destinations Moderate Fund: Class II
➢	NVIT Investor Destinations Capital Appreciation Fund: Class II
➢	NVIT Investor Destinations Moderately Aggressive Fund: Class II

Contract Owners must elect an Income Option.  This election is made at the time of application and is irrevocable.

The Income Options available are:

•	Single Life;
•	Single Life with Term Certain;
•	Single Life with Cash Refund;
•	Joint and Last Survivor;
•	Joint and 100% Last Survivor with Term Certain;
•	Joint and 100% Last Survivor with Cash Refund;
•	Joint and 50% Survivor;
•	Term Certain; and
•	Term Certain with Enhanced Death Benefit (only available for contracts issued prior to May 1, 2002).

Each of the Income Options is discussed more thoroughly below.

Single Life

The Single Life Income Option provides for annuity payments to be paid during the lifetime of the Annuitant.

Payments will cease with the last payment before the Annuitant's death.  Any Contract Value not paid as of the date of the Annuitant's death will be forfeited.  No death benefit will be paid.

No withdrawals other than the scheduled annuity payments are permitted.

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Single Life with Term Certain

The Single Life with Term Certain Income Option provides that annuity payments will be paid during the Annuitant's lifetime or for the term certain period selected by the Contract Owner on the application, whichever is longer.

During the term certain period, the owner may elect at any time prior to the death of the Annuitant to withdraw all or a part of the value of the remaining term certain period payments.  If the owner elects to take such a withdrawal, the annuity payments for the remaining term certain period will be reduced as described in the "Partial Withdrawals (Partial Redemptions)" provision.  If, at the end of the term certain period, the Annuitant is still alive, annuity payments will be calculated as if no withdrawal had been taken.  However, the actual dollar amount of annuity payments may be more or less than the last payment prior to the withdrawal, since the dollar amount of annuity payments depends on the investment performance of the Investment Options elected by the Contract Owner.  Withdrawals may be subject to a CDSC.

If the Annuitant dies during this term certain period, the beneficiary will have the option to receive the Commutation Value of the remaining payments of the term certain period either periodically over the remainder of the term certain period, or in a single lump sum payment.

Single Life with Cash Refund

The Single Life with Cash Refund Income Option provides that annuity payments will be made during the lifetime of the Annuitant.

If the Annuitant dies before aggregate annuity payments actually received by the Annuitant are at least equal to the purchase payment, less any premium tax, the difference between the aggregate annuity payments actually received by the Annuitant and the purchase payment, less any premium tax, will be paid to the beneficiary in a single lump sum.

No withdrawals other than the death benefit or scheduled annuity payments are permitted.

Joint and Last Survivor

The Joint and Last Survivor Income Option provides for annuity payments to continue during the joint lifetimes of the Annuitant and joint Annuitant.  After the death of either the Annuitant or joint Annuitant, payments will continue for the life of the survivor.  Payments to the survivor will be 50%, 75%, or 100% of the amount that would have been paid if both Annuitants were living, depending on which continuation percentage was selected by the Contract Owner on the application.

Payments will cease with the last payment due prior to the death of the last survivor of the Annuitant and joint Annuitant.  Any Contract Value not paid as of the date of the last surviving Annuitant's death will be forfeited.  No death benefit will be paid.

No withdrawals other than the scheduled annuity payments are permitted.

Joint and 100% Last Survivor with Term Certain

The Joint and 100% Last Survivor with Term Certain Income Option provides for annuity payments to be made during the joint lifetimes of the Annuitant and joint Annuitant or for the term certain period selected by the Contract Owner on the application, whichever is longer.  After the death of either the Annuitant or joint Annuitant, if the term certain period has not expired, payments will continue at the same level for the remainder of the term certain period.  If either Annuitant survives the expiration of the term certain period, payments will continue at the same level for the life of the survivor.

During the term certain period, the owner may elect at any time prior to the second death of the Annuitant and joint Annuitant to withdraw all or part of the value of the remaining term certain period payments.  If the owner elects to take such a withdrawal, the annuity payments for the remaining term certain period will be reduced as described in the "Partial Withdrawals (Partial Redemptions)" provision.  If, at the end of the term certain period, one (or both) of the Annuitants is still alive, annuity payments will be calculated as if no withdrawal had been taken.  However, the actual dollar amount of annuity payments may be more or less than the last payment prior to the withdrawal, since the dollar amount of annuity payments depends on the investment performance of the Investment Options elected by the Contract Owner.  Withdrawals may be subject to a CDSC.

If the Annuitant and joint Annuitant die during the term certain period, the beneficiary will have the option to receive the Commutation Value of the remaining payments of the term certain period either periodically over the remainder of the term certain period, or in a single lump sum payment.

Joint and 100% Last Survivor with Cash Refund

The Joint and 100% Last Survivor with Cash Refund Income Option provides for annuity payments to be made during the joint lifetimes of the Annuitant and joint Annuitant.

After the death of either the Annuitant or joint Annuitant, payments will continue at the same level for the life of the survivor.

If the survivor dies after the Income Start Date, but before aggregate annuity payments actually received by the Annuitant are at least equal to the single purchase payment, less any premium tax, the difference between the aggregate annuity payments actually received by the Annuitant and the single purchase payment, less any premium tax, will be paid to the beneficiary in a single lump sum.

No withdrawals other than the death benefit and scheduled annuity payments are permitted.

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Joint and 50% Survivor

The Joint and 50% Survivor Income Option provides for annuity payments to be made during the joint lifetimes of the Annuitant and joint Annuitant.

After the death of the Annuitant, payments of 50% of the amount that would have been paid if the Annuitant were living will be made for the life of the joint Annuitant.  If the joint Annuitant dies before the Annuitant, the 50% reduction does not apply.

Payments will cease with the last payment due before the death of the last survivor of the Annuitant and joint Annuitant.  Any Contract Value not paid as of the date of the last surviving Annuitant's death will be forfeited.  No death benefit will be paid.  No withdrawals other than the scheduled annuity payments are permitted.

Term Certain

The Term Certain Income Option provides for annuity payments to be made for the term certain selected by the Contract Owner on the application.  Nationwide reserves the right to limit the availability of some term certain durations.

The Contract Owner may elect at any time prior to the Annuitant's death to withdraw all or part of the value of the contract as set forth in the "Withdrawals (Redemptions)" provision.  Withdrawals may be subject to a CDSC.

If the Annuitant dies during the term certain period, the beneficiary will have the option to continue payments for the remainder of the period or to receive the Commutation Value of the remaining payments in a single lump sum payment.

Term Certain with Enhanced Death Benefit (only available for contracts issued prior to May 1, 2002)

The Term Certain with Enhanced Death Benefit Income Option provides for annuity payments to be made for the term certain selected by the Contract Owner on the application.

The Contract Owner may elect at any time prior to the Annuitant's death to withdraw all or part of the value of the contract.  Withdrawals may be subject to a CDSC.

If the Annuitant dies during the term certain period, the beneficiary will have the option to continue payments for the remainder of the period or to receive the death benefit in a single lump sum payment as described in the Lump Sum Death Benefit Option and Continuation of Payments Death Benefit Option below.

The Term Certain with Enhanced Death Benefit Income Option may not be available in all states.

Lump Sum Death Benefit Option

If the beneficiary elects to receive the death benefit in one lump sum, Nationwide will calculate the death benefit (after receipt of proper proof of death and complete instructions) as described below.

The beneficiary will receive the present value of any Fixed Annuity Payments remaining in the term certain period.

Additionally, the beneficiary will receive the present value of any Variable Annuity Payments remaining in the term certain period.  This amount will be the greater of (1) or (2) where:

(1)	is the Commutation Value of the Variable Annuity Payments remaining in the term certain period; and

(2)
is the Commutation Value of the Variable Annuity Payments remaining in the term certain period, calculated as if each remaining payment would be equal to the highest Variable Annuity Payment the Annuitant received under the contract prior to the Annuitant's attaining age 80 (or, if the Annuitant died prior to attaining age 80, the date of the Annuitant's death).

The Commutation Values will be calculated using the Assumed Investment Return elected for the contract and will be proportionally adjusted for any partial withdrawals that have been taken.

If Annual Benefit Leveling is in effect, the present value of remaining Variable Annuity Payments will be comprised of two components:

(a)
The non-leveled Variable Annuity Payment component, which will equal the Commutation Value of the Variable Annuity Payments remaining in the term certain period after the next Income Start Date anniversary (which do not include leveled payments); and

(b)
The leveled Variable Annuity Payment component, which will equal the Commutation Value of the remaining leveled Variable Annuity Payments scheduled to be paid until the next Income Start Date anniversary.  The present value of these payments will be calculated using the Annual Benefit Leveling interest rate that was assumed when the leveled payment amount was determined.

Continuation of Payments Death Benefit Option

If the beneficiary elects to receive the death benefit in the form of annuity payments for the remainder of the term certain period, Nationwide will calculate the annuity payments (after receipt of proper proof of death and complete instructions) as described below.

The beneficiary will receive Fixed Annuity Payments at the same level as prior to the Annuitant's death for the remainder of the term certain period.

Additionally, the beneficiary will receive Variable Annuity Payments for the remainder of the term certain period, based on the number of Annuity Income Units that correlates to the greater of (1) or (2) where:

(1)	is the dollar amount of the most recent Variable Annuity Payment; and

(2)
is the dollar amount of the highest Variable Annuity Payment the Annuitant received under the contract prior to the Annuitant's attaining age 80 (or, if the Annuitant died prior to attaining age 80, the date of the Annuitant's death).

Nationwide will proportionately adjust the number of Annuity Income Units to equal the number of Annuity Income Units in the greater of (1) or (2) above.  The beneficiary is able to submit transfer requests to reallocate the Contract Value to other Sub-Accounts.  Each remaining Variable Annuity Payment will reflect the adjusted number of Annuity Income Units and the performance of the Sub-Accounts in which they are invested.

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Note, however, that if Annual Benefit Leveling is in effect at the time of the Annuitant's death, the leveled Variable Annuity Payments will continue at the same level until the next Income Start Date anniversary and will not be included in the adjusted Variable Annuity Payments described above.

The beneficiary may withdraw part or all of the remaining death benefit at any time.  The amount withdrawn will be the Commutation Value, which is calculated as described in the "Withdrawals On or After the Income Start Date" provision, using the Assumed Investment Return elected by the Contract Owner.

Any Other Option

Income Options not set forth in this provision may be available.  Both Nationwide and the Contract Owner must approve any Income Option not set forth in this provision.

Death Before the Income Start Date

Death of Contract Owner

If a Contract Owner (including a joint owner) who is not the Annuitant dies before the Income Start Date, no death benefit is payable and ownership rights will vest in the surviving joint owner.  If there is no surviving joint owner, ownership rights will vest in the Annuitant.  Subject to the "Required Distributions" provisions in " Appendix E : Contract Types and Tax Information" the Annuitant will be entitled to receive scheduled annuity payments.

If the Contract Owner who is also the Annuitant dies before the Income Start Date, the terms of the "Death of Annuitant" provision apply.

Death of Annuitant

If the Annuitant dies before the Income Start Date, the contract will terminate and Nationwide will pay the Contract Value to the surviving owner(s).  If there is no surviving owner, the beneficiary will be entitled to elect a lump sum distribution or to receive annuity benefits in accordance with the "Required Distributions" provisions.

Death On or After the Income Start Date

Death of Contract Owner

If a Contract Owner (including a joint owner) dies on or after the Income Start Date, annuity payments will continue under the elected Income Option and ownership rights will vest in any surviving joint owner.  If there is no surviving joint owner, ownership rights will vest in the Annuitant.

Death of Annuitant

If the Annuitant dies on or after the Income Start Date, the terms of the Income Option elected by the Contract Owner will apply.

Once Nationwide is notified of the Annuitant's (and joint Annuitant's, if applicable) death, any remaining term certain fixed or Variable Annuity Payments will be suspended until Nationwide has received proper proof of death and complete instructions to either continue payments or pay the death benefit in a single lump sum.  The availability of any withdrawals allowed by the selected Income Option will also be suspended for this period.  In addition, the Commutation Value of any remaining term certain Variable Annuity Payments will be transferred to the money market Investment Option no later than the Valuation Date following receipt by Nationwide of notification of death.

Once Nationwide receives proper proof of death and complete instructions, Nationwide will make any payments that were suspended.  The amount of each suspended Variable Annuity Payment will be determined using the Annuity Income Unit values for the money market Investment Option on the date the Variable Annuity Payment was originally scheduled to be made.  No interest will be paid on any payments that were suspended.  Once any remaining term certain fixed or Variable Annuity Payments have resumed, the beneficiary shall have the right to make any transfers to other Investment Options allowed by the contract.

Instructions regarding payment of any death benefit provided by the Income Option selected must be in writing or in a form otherwise acceptable to Nationwide.  Nationwide reserves the right to require that the signature(s) be guaranteed by a member firm of a major stock exchange or other depository institution qualified to give such a guarantee.

If a lump sum death benefit is available and has been elected, it will be paid to the beneficiary within seven days of receipt of proper proof of death and instructions satisfactory to Nationwide.

Statements and Reports

Nationwide will mail to Contract Owners all statements and reports.  Therefore, Contract Owners should promptly notify Nationwide of any address change.

These mailings will contain:

•	statements showing the contract's quarterly activity;

•	confirmation statements showing transactions that affect the contract's value; and

•	semi-annual and annual reports of allocated Investment Options.

Nationwide will notify Contract Owners by email when important documents (statements, prospectuses and other documents) are ready for a Contract Owner to view, print, or download from Nationwide's secure server.  To choose this option, go to www.nationwide.com/login.

Contract Owners should review statements and confirmations carefully.  All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract.  Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY HOLDER DOCUMENTS

When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified

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otherwise by the Contract Owner(s).  Household delivery will continue for the life of the contracts.   A Contract Owner can revoke their consent to household delivery and reinstitute individual delivery by calling 1-866-223-0303 or by writing to the address on page 1 of this prospectus.  Nationwide will reinstitute individual delivery within 30 days after receiving such notification.

Legal Proceedings

Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, "the Company") was formed in November 1996.  NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base.  NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.

The Company is a subject to legal and regulatory proceedings in the ordinary course of its business. The Company's legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates. The Company's litigation and regulatory matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted. Regulatory proceedings also could affect the outcome of one or more of the Company's litigations matters. Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs' claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. Management believes, however, that based on their currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company's consolidated financial position. Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company's consolidated financial position or results of operations in a particular quarter or annual period.

The financial services industry has been the subject of increasing scrutiny on a broad range of issues by regulators and legislators. The Company and/or its affiliates have been contacted by, self reported or received subpoenas from state and federal regulatory agencies, including the Securities and Exchange Commission, and other governmental bodies, state securities law regulators and state attorneys general for information relating to, among other things, compensation, the allocation of compensation, revenue sharing and bidding arrangements, market-timing, anticompetitive activities, unsuitable sales or replacement practices, fee arrangements in retirement plans, and the use of side agreements and finite reinsurance agreements. The Company is cooperating with regulators in connection with these inquiries and will cooperate with Nationwide Mutual Insurance Company (NMIC) in responding to these inquiries to the extent that any inquiries encompass NMIC's operations.

A promotional and marketing arrangement associated with the Company's offering of a retirement plan product and related services in Alabama was investigated by the Alabama Attorney General, which assumed the investigation from the Alabama Securities Commission. On October 27, 2010, the State Attorney General announced a settlement agreement, subject to court approval, between the Company and the State of Alabama, the Alabama Department of Insurance, the Alabama Securities Commission, and the Alabama State Personnel Board. If the court approves the settlement agreement, the Company currently expects that the settlement will not have a material adverse impact on its consolidated financial position. It is not possible to predict what effect, if any, the settlement may have on the Company's retirement plan operations with respect to promotional and marketing arrangements in general in the future.

On September 10, 2009, Nationwide Retirement Solutions, Inc. (NRS) was named in a lawsuit filed in the Circuit Court for Montgomery County, Alabama entitled Twanna Brown, Individually and on behalf of all other persons in Alabama who are similarly situated, v Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc., Edwin "Mac" McArthur, Steve Walkley, Glenn Parker, Ulysses Lavender, Diana McLain, Randy Hebson, and Robert Wagstaff; and Unknown Defendants A-Z. On February 17, 2010, Brown filed an Amended Complaint alleging in Count One, that all the defendants were involved in a civil conspiracy and seeks to recover actual damages, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. In Count Two, although NRS is not named, it is alleged that the remaining defendants breached their fiduciary duties and seeks actual damages, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. In Count Three, although NRS is not named, the plaintiff seeks declaratory relief that the individual defendants breached their fiduciary duties, seeks injunctive relief permanently removing said defendants from their respective offices in the Alabama State Employees Association (ASEA) and PEBCO and costs and attorneys fees. In Count Four, it alleges that any money Nationwide paid belonged exclusively to ASEA for the use and benefit of its membership at large and not for the personal benefit of the individual defendants. Plaintiff seeks to recover actual damages from the individual defendants, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. On March 10, 2011, the plaintiff filed a Notice of Dismissal. The Company continues to defend this case vigorously.

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On November 20, 2007, NRS and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z. On March 12, 2010, NRS and NLIC were named in a Second Amended Class Action Complaint filed in the Circuit Court of Jefferson County, Alabama entitled Steven E. Coker, Sandra H. Turner, David N. Lichtenstein and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc, Alabama State Employees Association, Inc., PEBCO, Inc. and Fictitious Defendants A to Z claiming to represent a class of all participants in the ASEA Plan, excluding members of the Deferred Compensation Committee, ASEA's directors, officers and board members, and PEBCO's directors, officers and board members. The class period is from November 20, 2001 to the date of trial. In the second amended class action complaint, the plaintiffs allege breach of fiduciary duty, wantonness and breach of contract. The second amended class action complaint seeks a disgorgement of amounts paid, compensatory damages and punitive damages, plus interest, attorneys' fees and costs and such other equitable and legal relief to which plaintiffs and class members may be entitled. On April 2, 2010, NRS and NLIC filed an answer. On June 4, 2010, the plaintiffs filed a motion for class certification. On July 8, 2010, the defendants filed their briefs in opposition to plaintiffs' motion for class certification. On October 17, 2010, Twanna Brown filed a motion to intervene in this case. On October 22, 2010, the parties to this action executed a stipulation of settlement that agrees to certify a class for settlement purposes only, that provides for payments to the settlement class, and that provides for releases, certain bar orders, and dismissal of the case, subject to the Circuit Courts' approval. After a hearing on November 5, 2010, on November 9, 2010, the Court denied Brown's motion to intervene. On November 13, 2010, the Court issued a Preliminary Approval Order and held a Settlement Fairness Hearing on January 26, 2011. On November 22, 2010, Brown filed a Notice of Appeal with the Supreme Court of Alabama, appealing the Preliminary Approval Order. On January 25, 2011, the Alabama Supreme Court dismissed the appeal. Class notices were sent out on November 24, 2010. On December 3, 2010, Brown filed a motion with the trial court to stay this case. On December 22, 2010, Brown filed with the Alabama Supreme Court, a motion to stay all further Gwin trial court proceedings until Ms. Brown's appeal of the certification order is decided. On January 25, 2011, the Alabama Supreme Court denied Brown's motion to stay. On February 28, 2011, the Court entered its Order permitting ASEA/PEBCO to assert indemnification claims for attorneys' fees and costs, but barring them from asserting any other claims for indemnification. On March 3, 2011, ASEA and PEBCO filed a cross claim against NLIC and NRS seeking indemnification. On March 9, 2011, the Court severed the cross claim. NRS and NLIC continue to defend this case vigorously.

On July 11, 2007, NLIC was named in a lawsuit filed in the United States District Court for the Western District of Washington at Tacoma entitled Jerre Daniels-Hall and David Hamblen, Individually and on Behalf of All Others Similarly Situated v. National Education Association, NEA Member Benefits Corporation, Nationwide Life Insurance Company, Security Benefit Life Insurance Company, Security Benefit Group, Inc., Security Distributors, Inc., et al. The plaintiffs seek to represent a class of all current or former NEA members who participated in the NEA Valuebuilder 403(b) program at any time between January 1, 1991 and the present (and their heirs and/or beneficiaries). The plaintiffs allege that the defendants violated ERISA by failing to prudently and loyally manage plan assets, by failing to provide complete and accurate information, by engaging in prohibited transactions, and by breaching their fiduciary duties when they failed to prevent other fiduciaries from breaching their fiduciary duties. The complaint seeks to have the defendants restore all losses to the plan, restoration of plan assets and profits to participants, disgorgement of endorsement fees, disgorgement of service fee payments, disgorgement of excessive fees charged to plan participants, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys' fees. On May 23, 2008, the Court granted the defendants' motion to dismiss. On June 19, 2008, the plaintiffs filed a notice of appeal. On December 20, 2010, the 9th Circuit Court of Appeals affirmed the dismissal of this case and entered judgment. The plaintiffs did not file a writ of certiorari with the US Supreme Court. NLIC intends to continue to defend this case vigorously.

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. In the plaintiffs' sixth amended complaint, filed November 18, 2009, they amended the list of named plaintiffs and claim to represent a class of qualified retirement plan trustees under ERISA that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys' fees. On November 6, 2009, the Court granted the plaintiff's motion for class certification and certified a class of "All trustees of all employee pension benefit plans covered by ERISA which had variable annuity contracts with NFS and NLIC or whose participants had individual variable annuity contracts with NFS and NLIC at any time from January 1, 1996, or the first date NFS and NLIC began receiving payments from mutual funds based on a percentage of assets invested in the funds by NFS and NLIC, whichever came first, to the date of November 6, 2009". On October 20, 2010, the Second Circuit Court of Appeals granted NLIC's 23(f) petition agreeing to hear an appeal of the District Court's order granting class certification. On October 21, 2010, the District Court dismissed NFS from the lawsuit. On October 27, 2010, the District Court stayed the underlying action pending a decision from the Second Circuit Court of Appeals. On March 2, 2011, the Company filed its brief in the 2nd Circuit Court of Appeals. NLIC continues to defend this lawsuit vigorously.

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On May 14, 2010, NLIC was named in a lawsuit filed in the Western District of New York entitled Sandra L. Meidenbauer, on behalf of herself and all others similarly situated v. Nationwide Life Insurance Company . The plaintiff claims to represent a class of all individuals who purchased a variable life insurance policy from NLIC during an unspecified period. The complaint claims breach of contract, alleging that NLIC charged excessive monthly deductions and costs of insurance resulting in reduced policy values and, in some cases, premature lapsing of policies. The complaint seeks reimbursement of excessive charges, costs, interest, attorney's fees, and other relief. NLIC filed a motion to dismiss the complaint on July 23, 2010. NLIC filed a motion to disqualify the proposed class representative on August 27, 2010. Plaintiff filed a motion to amend the complaint on September 17, 2010, and NLIC filed an opposition to the motion to amend on November 2, 2010. Those motions have been fully briefed. NLIC continues to vigorously defend this case.

On October 22, 2010, NRS was named in a lawsuit filed in the United States District Court, Middle District of Florida, Orlando Division entitled Camille McCullough, and Melanie Monroe, Individually and on behalf of all others similarly situated v. National Association of Counties, NACo Research Foundation, NACo Financial Services Corp., NACo Financial Center, and Nationwide Retirement Solutions, Inc. The Plaintiffs' First Amended Class Action Complaint and Demand for Jury Trial was filed on February 18, 2011. If the Court determines that the Plan is governed by ERISA, then Plaintiffs seek to represent a class of "All natural persons in the United States who are currently employed or previously were employed at any point during the six years preceding the date Plaintiffs filed their Original Class Action Complaint, by a government entity that is or was a member of the National Association of Counties, and who participate or participated in the Section 457 Deferred Compensation Plan for Public Employees endorsed by the National Association of Counties and administered by Nationwide Retirement Solutions, Inc." If the Court determines that the Plan is not governed by ERISA, then the Plaintiffs seek to represent a class of " All natural persons in the United States who are currently employed or previously were employed at any point during the four years preceding the date Plaintiffs filed their Original Class Action Complaint, by a government entity that is or was a member of the National Association of Counties, and who participate or participated in a Section 457 Deferred Compensation Plan for Public Employees endorsed by the National Association of Counties and administered by Nationwide Retirement Solutions, Inc." The First Amended Complaint alleges ERISA Violation, Breach of Fiduciary Duty - NACo, Aiding and Abetting Breach of Fiduciary Duty - Nationwide, Breach of Fiduciary Duty - Nationwide, and Aiding and Abetting Breach of Fiduciary Duty - NACo. The First Amended Complaint asks for actual damages, lost profits, lost opportunity costs, restitution, and/or other injunctive or other relief, including without limitation (a) ordering Nationwide and NACo to restore all plan losses, (b) ordering Nationwide to refund all fees associated with Nationwide's Plan to Plaintiffs and Class members, (c) ordering NACo and Nationwide to pay the expenses and losses incurred by Plaintiffs and/or any Class member as a proximate result of Defendants' breaches of fiduciary duty, (d) forcing NACo to forfeit the fees that NACo received from Nationwide for promoting and endorsing its Plan and disgorging all profits, benefits, and other compensation obtained by NACo from its wrongful conduct, and (e) awarding Plaintiff and Class members their reasonable and necessary attorney's fees and cost incurred in connection with this suit, punitive damages, and pre-judgment and post judgment interest, at the highest rates allowed by law, on the damages awarded. On March 21, 2011, the Company filed a motion to dismiss the plaintiffs' first amended complaint. The Company intends to defend this case vigorously.

On December 27, 2006, NLIC and NRS were named as defendants in a lawsuit filed in Circuit Court, Cole County Missouri entitled State of Missouri, Office of Administration, and Missouri State Employees Deferred Comp Plan v NLIC and NRS. The complaint seeks recovery for breach of contract and breach of the implied covenant of good faith and fair dealing against NLIC and NRS as well as a breach of fiduciary duty against NRS. The complaint seeks to recover the amount of the market value adjustment withheld by NLIC ($18,586, 380 ), prejudgment interest, loss of investment income from ING due to Nationwide's assessment of the market value adjustment, and an accounting. On March 8, 2007 the Company filed a motion to remove this case from state court to federal court in Missouri. On March 20, 2007 the State filed a motion to remand to state court and to stay court order. On April 3, 2007 the case was remanded to state court. On June 25, 2007 the Companies filed an Answer. On October 16, 2009, the plaintiff filed a partial motion for summary judgment. On November 20, 2009, the Companies filed a response to the plaintiff's motion for summary judgment and also filed a motion for summary judgment on behalf of the Companies. On February 26, 2010, the court denied Missouri's partial motion for summary judgment and granted Nationwide's motion for summary judgment and dismissed the case. On March 8, 2011, the Missouri Court of Appeals reversed the granting of Nationwide's motion for summary judgment and directed the trial court to enter judgment in favor of the State and against Nationwide in the amount of $18,586, 380 , plus statutory interest at the rate of 9% per annum from June 2, 2006. On March 22, 2011, the Companies filed with the Missouri Court of Appeals, a motion for rehearing and an application for transfer to the Supreme Court of Missouri. The Companies intend to defend this case vigorously.

The general distributor, NISC, is not engaged in any litigation of any material nature.

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To learn more about this product, you should read the Statement of Additional Information (the "SAI") dated the same date as this prospectus.  For a free copy of the SAI and to request other information about this product please call our Service Center at 1-800-848-6331 (TDD 1-800-238-3035) or write to us at Nationwide Life Insurance Company, 5100 Rings Road, RR1-04-F4, Dublin, Ohio 43017-1522.

The SAI has been filed with the SEC and is incorporated by reference into this prospectus.  The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information about us and the product.  Information about us and the product (including the SAI) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549.  Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.

Investment Company Act of 1940 Registration File No. 811-08241

Securities Act of 1933 Registration File No. 333-79327

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Appendix A: Investment Options

Below is a list of the available Investment Options and information about the corresponding underlying mutual funds in which they invest.  The underlying mutual funds in which the Investment Options invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.  There is no guarantee that the investment objectives will be met.  Please refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:

STTF:	The underlying mutual fund corresponding to this Investment Option assesses (or reserves the right to assess) a Short-Term Trading Fee (see "Short-Term Trading Fees" earlier in the prospectus).

FF:
The underlying mutual fund corresponding to this Investment Option primarily invests in other mutual funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors in this Investment Option may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds.   Please refer to the prospectus for this underlying mutual fund for more information.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B
This investment option is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term total return using a strategy that seeks to protect against U.S. inflation.

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I
This investment option is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks. Income is a secondary objective.

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC; BlackRock International Limited
Investment Objective:	Seeks high total investment return.

Credit Suisse Trust - U.S. Equity Flex I Portfolio
This investment option is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	Credit Suisse Asset Management, LLC
Investment Objective:	The fund seeks capital growth.

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
Investment Advisor:	The Dreyfus Corporation
Sub-advisor:	Mellon Capital Management
Investment Objective:	To match performance of the S&P SmallCap 600 Index®.

Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares
This investment option is no longer available to receive transfers or new purchase payments effective September 20, 2004
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	Capital growth with current income as a secondary goal.

Dreyfus Stock Index Fund, Inc.: Initial Shares
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	To match performance of the S&P 500.

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Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares
Investment Advisor:	The Dreyfus Corporation
Sub-advisor:	Fayez Sarofim & Co.
Investment Objective:	Long-term capital growth consistent with the preservation of capital.

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares
This investment option is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	The Dreyfus Corporation
Sub-advisor:	Franklin Portfolio Associates
Investment Objective:	Capital growth.

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares
This investment option is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	Federated Equity Management Company of Pennsylvania
Investment Objective:	Capital appreciation.

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares
This investment option is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Federated Investment Management Company
Investment Objective:	Current income.

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	Capital appreciation.
Designation: STTF

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	Reasonable income.

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited

Investment Objective:	Capital appreciation.

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Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class
This investment option is no longer available to receive transfers or new purchase payments effective September 20, 2004
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income while also considering growth of capital.

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:	Fidelity Investments Money Management, Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income.

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	Long-term growth of capital.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class
This investment option is no longer available to receive transfers or new purchase payments effective September 20, 2004
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited

Investment Objective:	Long-term capital growth.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited

Investment Objective:	Long-term capital growth.
Designation: STTF

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class
This investment option is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	Capital appreciation.

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Maximum income while maintaining prospects for capital appreciation.

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2
This investment option is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Franklin Advisory Services, LLC
Investment Objective:	Long-term capital appreciation.

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2
Investment Advisor:	Franklin Advisory Services, LLC
Investment Objective:	Long-term total return.

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Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2
Investment Advisor:	Franklin Templeton Services, LLC
Investment Objective:	Capital appreciation with income as a secondary goal.
Designation: FF

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3
This investment option is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Templeton Asset Management, Ltd.
Investment Objective:	Long-term capital appreciation.
Designation: STTF

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2
This investment option is no longer available to receive transfers or new purchase payments effective September 20, 2004
Investment Advisor:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3
This investment option is only available in contracts for which good order applications were received before May 1, 2009
Investment Advisor:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.
Designation: STTF

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	High current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.
Designation: STTF

Invesco - Invesco V.I. Capital Appreciation Fund: Series II
This investment option is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.

Invesco - Invesco V.I. Capital Development Fund: Series II
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	High total return over the long run.

Janus Aspen Series - Balanced Portfolio: Service Shares
This investment option is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term capital growth, consistent with preservation of capital and balanced by current income.

Janus Aspen Series - Forty Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

Janus Aspen Series - Global Technology Portfolio: Service II Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Designation: STTF

Janus Aspen Series - Global Technology Portfolio: Service Shares
This investment option is no longer available to receive transfers or new purchase payments effective September 20, 2004
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

Janus Aspen Series - Overseas Portfolio: Service II Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Designation: STTF

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Janus Aspen Series - Overseas Portfolio: Service Shares
This investment option is no longer available to receive transfers or new purchase payments effective September 20, 2004
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class
This investment option is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.

MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.

Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I (formerly, Nationwide Variable Insurance Trust - NVIT Growth Fund: Class I)
This investment option is no longer available to receive transfers or new purchase payments effective September 20, 2004
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.

Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.
Investment Objective:	The Fund seeks capital appreciation, and secondarily current income.

Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund seeks to provide high total return (including income and capital gains) consistent with the preservation of capital over the long term.

Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund seeks to maximize an investors level of current income and preserve the investor's capital.

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund is designed for investors seeking capital appreciation through stocks.

Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund is designed for investors seeking capital appreciation principally through investment in stocks.

Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund seeks returns from both capital gains as well as income generated by dividends paid by stock issuers.

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
This investment option is no longer available to receive transfers or new purchase payments effective May 1, 2005
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Designation: STTF

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC
Investment Objective:	The fund seeks long-term capital growth.

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Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the fund's financial criteria and social policy.

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Cardinal Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed income securities.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Cardinal Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Cardinal Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Cardinal Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Cardinal Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.

Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Fixed Income LLC
Investment Objective:	The Fund seeks long-term total return consistent with reasonable risk.

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I
This investment option is no longer available to receive transfers or new purchase payments effective September 20, 2004
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Baring International Investment Limited
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.

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Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Baring International Investment Limited
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The fund seeks as high level of income as is consistent with the preserving of capital.

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (formerly, Nationwide Variable Insurance Trust - Gartmore NVIT International Equity Fund: Class I)
This investment option is no longer available to receive transfers or new purchase payments effective September 20, 2004
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI (formerly, Nationwide Variable Insurance Trust - Gartmore NVIT International Equity Fund: Class VI)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the MSCI, Inc. Europe, Australasia and Far East Index (“MSCI EAFE» Index”) as closely as possible before the deduction of Fund expenses.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Balanced Fund seeks a high level of total return through investment in both equity and fixed-income securities.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:
The NVIT Investor Destinations Capital Appreciation Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT Investor Destinations Funds.

Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Conservative Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF

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Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderate Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:
The NVIT Investor Destinations Moderately Aggressive Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.

Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Conservative Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.

Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.

Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Logan Circle Partners, L.P.
Investment Objective:	The Fund seeks to provide above average total return over a market cycle of three to five years.

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc. and American Century Investment Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II
This investment option is no longer available to receive transfers or new purchase payments effective September 20, 2004
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	AllianceBernstein L.P.; JPMorgan Investment Management, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	AllianceBernstein L.P.; JPMorgan Investment Management, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Winslow Capital Management, Inc.; Neuberger Berman Management Inc. and Wells Capital Management, Inc.;
Investment Objective:                                                                                                                                       The fund seeks long-term capital growth.

38

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Goldman Sachs Asset Management, L.P.; Wellington Management Company, LLP; The Boston Company Asset Management, LLC
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
This investment option is no longer available to receive transfers or new purchase payments effective May 1, 2010
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Goldman Sachs Asset Management, L.P.; Wellington Management Company, LLP; The Boston Company Asset Management, LLC
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Neuberger Berman Management LLC; Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Columbia Management Investment Advisers, LLC; Thompson, Siegel & Walmsley LLC
Investment Objective:	The fund seeks long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Waddell & Reed Investment Management Company; OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc.; Epoch Investment Partners, Inc.; J.P. Morgan Investment Management Inc.
Investment Objective:	The Fund seeks capital appreciation.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc.; Morgan Stanley Investment Management; Neuberger Berman Management, Inc.; Putnam Investment Management, LLC; and Waddell & Reed Investment Management Company
Investment Objective:	The Fund seeks capital appreciation.

Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc. and Diamond Hill Capital Management, Inc.
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Morgan Stanley Investment Management, Inc.
Investment Objective:	The Fund seeks current income and long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.

Nationwide Variable Insurance Trust - NVIT Worldwide Leaders Fund: Class I (formerly, Nationwide Variable Insurance Trust - Gartmore NVIT Worldwide Leaders Fund: Class I)
This investment option is no longer available to receive transfers or new purchase payments effective September 20, 2004
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc.
Investment Objective:	The fund seeks long-term capital growth.

39

Nationwide Variable Insurance Trust - NVIT Worldwide Leaders Fund: Class VI (formerly, Nationwide Variable Insurance Trust - Gartmore NVIT Worldwide Leaders Fund: Class VI)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Designation: STTF

Nationwide Variable Insurance Trust - Oppenheimer NVIT Large Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Templeton Investment Counsel, LLC
Investment Objective:	The Fund seeks to maximize total return consisting of capital appreciation and/or current income.
Designation: STTF

Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund’s investment objective is to seek capital growth and income through investments in equity securities, including common stocks, preferred stocks, and convertible securities.

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman Fixed Income LLC
Investment Objective:	Highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class
This investment option is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman, LLC
Investment Objective:	Long-term capital growth.

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class
This investment option is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman, LLC
Investment Objective:	Long-term growth by investing primarily in securities of companies that meet financial criteria and social policy.

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:
Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation  possibilities.

Designation: STTF

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares
This investment option is no longer available to receive transfers or new purchase payments effective September 20, 2004
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:
Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4
This investment option is only available in contracts for which good order applications were received before May 1, 2009
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	High level of current income.
Designation: STTF

40

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares
This investment option is no longer available to receive transfers or new purchase payments effective May 1, 2007
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	High level of current income.

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	High total return which includes growth in the value of its shares as well as current income from equity and debt securities.

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Service Shares (formerly, Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares)
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares
This investment option is no longer available to receive transfers or new purchase payments effective September 20, 2004
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:
Seeks maximum total return consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:
Seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB
This investment option is only available in contracts for which good order applications were received before May 1, 2005
Investment Advisor:	Putnam Investment Management, LLC
Investment Objective:	Capital growth and current income.

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB
This investment option is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited and Putnam Advisory Company, LLC
Investment Objective:	Capital appreciation.

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB
This investment option is only available in contracts for which good order applications were received before May 1, 2005
Investment Advisor:	Putnam Investment Management, LLC
Investment Objective:	Capital appreciation.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
Investment Advisor:	T. Rowe Price Investment Services
Investment Objective:	Long-term capital appreciation.

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II
This investment option is only available in contracts for which good order applications were received before May 1, 2009
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.

41

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I
This investment option is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class
This investment option is no longer available to receive transfers or new purchase payments effective September 20, 2004
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class
This investment option is no longer available to receive transfers or new purchase payments effective September 20, 2004
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management Inc.
Investment Objective:	Long-term capital appreciation.

42

Appendix B: Fixed Annuity Payments

The contracts described in this prospectus are combination fixed and variable immediate annuity contracts.  This appendix discusses those interests under the contracts that relate to Fixed Annuity Payments.

Interests in Fixed Annuity Payments purchased under the contracts are supported by Nationwide's General Account.  In reliance on certain exemptions provided for under the Securities Act of 1933, such interests have not been registered with the SEC, and the SEC has not reviewed the following disclosures.

Fixed Annuity Payment Allocations under the Contract

Contract Owners not allocating all of their single purchase payment to the Variable Account for the purchase of Variable Annuity Payments may allocate their single purchase payment to Nationwide's General Account for the purchase of Fixed Annuity Payments.  Alternatively, Contract Owners may allocate their single purchase payment to the General Account and the Variable Account for the purchase of a combination of fixed and Variable Annuity Payments.

Amounts originally allocated for the purchase of Fixed Annuity Payments may not be reallocated to the Variable Account to purchase Variable Annuity Payments.  However, subject to certain terms and conditions, Contract Owners may execute a variable to fixed transfer, as described in the "Transfers between Variable Annuity Payments and Fixed Annuity Payments" provision.  The amount originally allocated to provide Fixed Annuity Payments, and each amount subsequent amount allocated to provide Fixed Annuity Payments as a result of one or more variable to fixed transfers, constitute an independent series of Fixed Annuity Payments or "fixed annuity segments."

Determination of Fixed Annuity Payments

Fixed Annuity Payments are level, meaning that each payment received will be the same, unless certain transactions are affected on the contract.  Fixed Annuity Payments will be reduced if:

•	non-annuity payment withdrawals are taken, as permitted under some Income Options;

•
required under the terms of the Income Option elected.  For example, under the joint and last survivor Income Option, annuity payments continuing to a survivor after the death of either the Annuitant or joint Annuitant may be reduced if the Contract Owner selected a continuation percentage of less than 100%.  Other Income Options may provide for similar reductions in Fixed Annuity Payments.

Fixed Annuity Payments will be increased if the Contract Owner makes one or more variable to fixed transfers.

When the Contract Owner allocates all or part of the single purchase payment for the purchase of Fixed Annuity Payments, or if the Contract Owner makes one or more variable to fixed transfers, the amount of each fixed annuity segment will be determined by Nationwide, based on the following factors:

•	the amount allocated for the purchase of Fixed Annuity Payments, or, in the case of a variable to fixed transfer, the amount transferred from the Variable Account to purchase Fixed Annuity Payments;

•	the age of the Annuitant (and joint Annuitant, if any) at the time of contract issuance and at the time of each variable to fixed transfer;

•	the sex of the Annuitant (and joint Annuitant, if any) at the time of contract issuance;

•	the Income Option elected;

•	the frequency of annuity payments elected (monthly, quarterly, etc.);

•	the Income Start Date or the date Fixed Annuity Payments begin that are the result of one or more variable to fixed transfers;

•	the deduction of applicable premium taxes; and

•	the date the contract was issued.

These factors will allow Nationwide to determine the level of Fixed Annuity Payments it is able to guarantee on the basis of its expense, mortality, and normal profit assumptions.

Assets transferred to purchase Fixed Annuity Payments pursuant to a variable to fixed transfer will receive the purchase rate that is current as of the date of the transfer.  This could result in different purchase rates for different Fixed Annuity Payment allocations.

Fixed Annuity Payments and the Annuity Income Options

Fixed Annuity Payments may be purchased in conjunction with any of the Income Options available under the contract.

Commutation Value of Fixed Annuity Payments

Under certain circumstances, it may be necessary to "commute" the value of Fixed Annuity Payments.  The Commutation Value of Fixed Annuity Payments is the value of future guaranteed Fixed Annuity Payments that are converted mathematically into a lump sum.  This is commonly referred to as a "present value" calculation.  There are two basic purposes for which it may be necessary to calculate the Commutation Value of Fixed Annuity Payments.

First, under term certain Income Options, the Contract Owner has the right to make withdrawals from the contract that are in addition to regularly scheduled annuity payments.  In order to know what can be withdrawn from allocations for Fixed Annuity Payments, it is necessary to know the Commutation Value of Fixed Annuity Payments at the time the withdrawal is taken.  (It is important to understand that partial withdrawals of this nature will reduce on-going Fixed Annuity Payments subsequent to the withdrawal, and a CDSC may apply as well - see the following section.)

43

Second, for those Income Options that provide a death benefit based on Commutation Values, the Commutation Value of remaining Fixed Annuity Payments will equal the lump sum death benefit to which a beneficiary is entitled, insofar as Fixed Annuity Payments are concerned.

It may also be necessary to calculate the Commutation Value of Fixed Annuity Payments when a Contract Owner and/or Annuitant die prior to the Income Start Date.

The Adjusted Contract Rate

For purposes of calculating the Commutation Value of guaranteed Fixed Annuity Payments, Nationwide calculates the present value of such payments, using the adjusted contract rate.

The adjusted contract rate is equal to the Commutation Value interest rate (which is a rate of interest established on the date the contract is issued and on the date of each variable to fixed transfer), plus the interest rate adjustment.

The interest rate adjustment is equal to;

CMT(c) - CMT(i); where

CMT(c)=	the 10-year Constant Maturity Treasury (CMT) rate in effect on the date the request for withdrawal is received (or on the date of a death benefit calculation); and

CMT(i) =
 the 10-year Constant Maturity Treasury (CMT) rate in effect on the date the contract is issued (for fixed annuity segments purchased at the time the contract is issued) and/or the 10-year CMT rate in effect when any fixed annuity segments are created as a result of a variable to fixed transfer.

The CMT rates are interest rate quotations for various maturity durations published by the Federal Reserve Board on a regular basis.  These rates represent a readily available and consistently reliable interest rate benchmark in financial markets.

If the Federal Reserve Board halts publication of CMT rates, or if for any reason the CMT rates become unavailable, Nationwide will use appropriate rates based on Treasury bond yields.

Contingent Deferred Sales Charges (CDSC)

Under term certain Income Options (including the term certain with enhanced death benefit option) withdrawals in addition to regularly scheduled annuity payments may be taken.  Nationwide may assess a CDSC if such withdrawals are taken.

The CDSC is calculated by multiplying the applicable CDSC percentage by the amount that is withdrawn.  The applicable CDSC will not be applied to any amount in excess of the single purchase payment.

CDSC may be assessed based on amounts withdrawn from Variable Annuity Payment allocations as well as Fixed Annuity Payment allocations.

CDSC Percentages
Number of Completed Years from Date of Issue	CDSC Percentage
0	6%*
1	6%
2	5%
3	5%
4	4%
5	3%
6	2%
Thereafter	0%

*For contracts issued on or after May 1, 2003 and before May 1, 2004, no CDSC will be assessed for withdrawals taken during the first contract year.

44

Appendix C: Illustration of Variable Annuity Income

The following charts demonstrate how the Assumed Investment Return (AIR) selected, and how different levels of investment performance, would affect variable annuity income over time.  Variable income will increase from one Income Start Date anniversary to the next if the annualized net rate of return during that time is greater than the AIR chosen.  Variable income will decrease if the annualized net rate of return is less than the AIR.  The first Variable Annuity Payment will be lower if the Contract Owner selected a 3.5% AIR than if the Contract Owner selected a 5.0% AIR.  However, subsequent Variable Annuity Payments will increase more rapidly (or decrease more slowly) with a 3.5% AIR than with a 5.0% AIR.

Each of the three charts below shows the variable annuity income amounts for a contract with a 3.5% AIR, a contract with a 5.0% AIR, and a contract with a 6.0% AIR.  The 6.0% AIR may not be available in all states.  (Check with your registered representative regarding availability.)  The first chart is based on a 0% constant investment return before expenses, the second is based on a 6% return, and the third is based on a 12% return.  These are hypothetical rates of return.  Nationwide does not guarantee that the contract will earn these returns.  The charts are for illustrative purposes only.  They do not represent past or future investment returns.

A Contract Owner's variable annuity income will differ from the income shown if the actual returns of the Investment Options selected are different than those shown below.  Since it is very likely that investment returns will fluctuate over time, the amount of variable annuity income actually received will also fluctuate.  The total amount of variable annuity income actually received will depend on the cumulative investment returns of the Investment Options chosen, the Contract Owner's life span, and the Income Option chosen.  The Annuitant's age and sex will also affect the level of annuity payments.

The variable income amounts shown reflect the deduction of all fees and expenses.  Actual Investment Option fees and expenses will vary from year to year and from Investment Option to Investment Option.  Actual expenses may be higher or lower than the rate used in the illustrations.  The illustration does not consider contracts that have elected the AIA Income Foundation Rider.  The illustrations assume that each Investment Option will incur expenses at an average annualized rate of 0.95% of the average Daily Net Assets of the Investment Option.  The insurance charges are calculated at an annualized rate of 1.25% of the average Daily Net Assets of the Variable Account.  After taking these expenses and charges into consideration, the illustrated gross investment returns of 0%, 6%, and 12% are approximately equal to the net rates (which means after expenses have been deducted) of -2.19%, 3.68% and 9.55%, respectively.

Assumptions:
Annuitant: Male, Age 70
Date of Birth: 01/01/30
Annuity Purchase Amount: $100,000
Income Option: Single Life with a 10 Year Term Certain
Income Start Date: 01/01/00
Variable Annuity Percentage: 100%
Payment Frequency: Monthly

45

46

Appendix D: Condensed Financial Information

The following charts represent the Accumulation Unit value for all classes of Accumulation Units for all asset fees for contracts issued as of December 31, 2010.  The term "Period" is defined as a complete calendar year, unless otherwise noted.  Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only.  The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and Variable Account charges which may vary from contract to contract (for more information on the calculation of Accumulation Unit values, see "Determining Variable Account Value - Valuing an Accumulation Unit" in the prospectus).

No Additional Contract Options Elected (Total 1.25%)
(Variable account charges of 1.25% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	10.068761	11.215556	11.39%	1,236	2010
	8.472197	10.068761	18.84%	1,363	2009
	14.466786	8.472197	-41.44%	1,499	2008
	13.971839	14.466786	3.54%	1,644	2007
	12.094129	13.971839	15.53%	1,798	2006
	11.708653	12.094129	3.29%	1,963	2005
	10.660536	11.708653	9.83%	0	2004
	10.000000	10.660536	6.61%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	13.376095	16.721219	25.01%	337	2010
	9.495046	13.376095	40.87%	363	2009
	14.965038	9.495046	-36.55%	391	2008
	14.927481	14.965038	0.25%	419	2007
	13.236164	14.927481	12.78%	450	2006
	12.569700	13.236164	5.30%	1,090	2005
	10.689767	12.569700	17.59%	0	2004
	10.000000	10.689767	6.90%	0	2003*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	12.308103	12.776476	3.81%	70,803	2010
	11.308735	12.308103	8.84%	85,289	2009
	11.636753	11.308735	-2.82%	106,360	2008
	10.763004	11.636753	8.12%	107,223	2007
	10.728572	10.763004	0.32%	98,314	2006
	10.696844	10.728572	0.30%	222,391	2005
	10.237378	10.696844	4.49%	856	2004
	10.000000	10.237378	2.37%	0	2003*

47

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	11.662225	13.145746	12.72%	24,765	2010
	10.000143	11.662225	16.62%	28,629	2009
	15.481418	10.000143	-35.41%	32,196	2008
	15.689047	15.481418	-1.32%	35,807	2007
	13.568544	15.689047	15.63%	40,123	2006
	13.131678	13.568544	3.33%	239,843	2005
	11.768787	13.131678	11.58%	0	2004
	9.213262	11.768787	27.74%	96	2003
	11.571520	9.213262	-20.38%	3,485	2002
	12.787029	11.571520	-9.51%	2,356	2001

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	12.256429	14.400100	17.49%	19,407	2010
	9.561908	12.256429	28.18%	19,506	2009
	12.826795	9.561908	-25.45%	22,059	2008
	13.312954	12.826795	-3.65%	24,953	2007
	11.213063	13.312954	18.73%	4,859	2006
	10.000000	11.213063	12.13%	5,986	2005*

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	12.076097	13.089237	8.39%	13,457	2010
	10.000000	12.076097	20.76%	4,020	2009*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	12.321501	15.310131	24.26%	34,169	2010
	9.979863	12.321501	23.46%	38,038	2009
	14.628661	9.979863	-31.78%	38,615	2008
	14.912520	14.628661	-1.90%	48,169	2007
	13.198697	14.912520	12.98%	49,400	2006
	12.463747	13.198697	5.90%	88,187	2005
	10.355238	12.463747	20.36%	2,209	2004
	7.610820	10.355238	36.06%	743	2003
	10.000000	7.610820	-23.89%	17,848	2002*

Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	10.124093	11.478851	13.38%	3,888	2010
	7.664898	10.124093	32.08%	4,661	2009
	11.836884	7.664898	-35.25%	4,958	2008
	11.121665	11.836884	6.43%	5,324	2007
	10.313177	11.121665	7.84%	7,855	2006
	10.078937	10.313177	2.32%	287,872	2005
	9.609681	10.078937	4.88%	0	2004
	7.722981	9.609681	24.43%	0	2003
	11.006915	7.722981	-29.84%	261	2002
	14.397461	11.006915	-23.55%	0	2001

48

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	11.528882	13.074179	13.40%	151,272	2010
	9.241214	11.528882	24.76%	161,410	2009
	14.888051	9.241214	-37.93%	178,041	2008
	14.324729	14.888051	3.93%	187,272	2007
	12.559128	14.324729	14.06%	188,695	2006
	12.147726	12.559128	3.39%	799,340	2005
	11.118412	12.147726	9.26%	7,442	2004
	8.771190	11.118412	26.76%	1,456	2003
	11.440825	8.771190	-23.33%	41,029	2002
	13.193664	11.440825	-13.29%	7,028	2001

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	12.723920	14.489599	13.88%	29,531	2010
	10.513296	12.723920	21.03%	34,475	2009
	15.112442	10.513296	-30.43%	36,030	2008
	14.285838	15.112442	5.79%	47,925	2007
	12.419725	14.285838	15.03%	61,446	2006
	12.049000	12.419725	3.08%	368,495	2005
	11.615394	12.049000	3.73%	0	2004
	9.707308	11.615394	19.66%	96	2003
	11.803122	9.707308	-17.76%	1,613	2002
	13.180436	11.803122	-10.45%	2,042	2001

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ	8.075468	10.432093	29.18%	0	2010
	6.502407	8.075468	24.19%	0	2009
	10.581711	6.502407	-38.55%	0	2008
	12.078880	10.581711	-12.39%	0	2007
	11.815361	12.078880	2.23%	0	2006
	11.334718	11.815361	4.24%	0	2005
	10.336480	11.334718	9.66%	0	2004
	10.000000	10.336480	3.36%	0	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	10.745277	11.991291	11.60%	0	2010
	9.606853	10.745277	11.85%	0	2009
	13.832225	9.606853	-30.55%	0	2008
	12.776417	13.832225	8.26%	0	2007
	11.174187	12.776417	14.34%	0	2006
	11.126609	11.174187	0.43%	0	2005
	10.519530	11.126609	5.77%	0	2004
	10.000000	10.519530	5.20%	0	2003*

49

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	15.150425	16.233427	7.15%	76,132	2010
	12.738951	15.150425	18.93%	86,216	2009
	13.914256	12.738951	-8.45%	116,276	2008
	13.371467	13.914256	4.06%	129,160	2007
	13.000205	13.371467	2.86%	140,825	2006
	12.995693	13.000205	0.03%	312,788	2005
	12.700446	12.995693	2.32%	2,419	2004
	12.290233	12.700446	3.34%	1,193	2003
	11.386105	12.290233	7.94%	3,950	2002
	10.675429	11.386105	6.66%	22,058	2001

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	11.219591	12.469404	11.14%	1,330	2010
	9.165923	11.219591	22.41%	1,831	2009
	12.403881	9.165923	-26.10%	2,431	2008
	11.585934	12.403881	7.06%	2,743	2007
	10.706491	11.585934	8.21%	3,171	2006
	10.000000	10.706491	7.06%	977	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	11.112765	12.546367	12.90%	4,610	2010
	8.754255	11.112765	26.94%	5,095	2009
	13.192339	8.754255	-33.64%	5,604	2008
	12.149289	13.192339	8.59%	1,206	2007
	11.013523	12.149289	10.31%	1,316	2006
	10.000000	11.013523	10.14%	379	2005*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	10.855980	12.423867	14.44%	20,811	2010
	8.380464	10.855980	29.54%	23,975	2009
	13.726255	8.380464	-38.95%	24,989	2008
	12.514327	13.726255	9.68%	10,880	2007
	11.221906	12.514327	11.52%	3,182	2006
	10.000000	11.221906	12.22%	372	2005*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	14.563801	17.137015	17.67%	12,074	2010
	9.993789	14.563801	45.73%	15,235	2009
	22.196567	9.993789	-54.98%	18,683	2008
	15.434380	22.196567	43.81%	14,590	2007
	13.402323	15.434380	15.16%	10,959	2006
	10.000000	13.402323	34.02%	4,964	2005*

50

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	13.017361	14.794276	13.65%	102,711	2010
	10.137667	13.017361	28.41%	119,323	2009
	17.918117	10.137667	-43.42%	133,127	2008
	17.892525	17.918117	0.14%	153,650	2007
	15.088589	17.892525	18.58%	170,739	2006
	14.447194	15.088589	4.44%	833,906	2005
	13.134952	14.447194	9.99%	300	2004
	10.214304	13.134952	28.59%	0	2003
	12.462000	10.214304	-18.04%	8,231	2002
	13.297371	12.462000	-6.28%	4,899	2001

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	10.540147	12.912423	22.51%	48,915	2010
	8.329103	10.540147	26.55%	54,525	2009
	15.985215	8.329103	-47.89%	61,549	2008
	12.759957	15.985215	25.28%	64,455	2007
	12.106070	12.759957	5.40%	62,580	2006
	11.600743	12.106070	4.36%	515,706	2005
	11.376316	11.600743	1.97%	4	2004
	8.676036	11.376316	31.12%	0	2003
	12.587267	8.676036	-31.07%	2,849	2002
	15.494279	12.587267	-18.76%	6,608	2001

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	12.095392	13.591116	12.37%	9,394	2010
	8.519187	12.095392	41.98%	10,836	2009
	11.512518	8.519187	-26.00%	12,144	2008
	11.357330	11.512518	1.37%	13,868	2007
	10.344409	11.357330	9.79%	16,809	2006
	10.217205	10.344409	1.24%	74,317	2005
	9.451656	10.217205	8.10%	0	2004
	7.538157	9.451656	25.38%	384	2003
	7.367024	7.538157	2.32%	653	2002
	8.468211	7.367024	-13.00%	230	2001

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	12.158698	12.928768	6.33%	36,277	2010
	10.644234	12.158698	14.23%	45,839	2009
	11.152038	10.644234	-4.55%	45,866	2008
	10.837555	11.152038	2.90%	71,111	2007
	10.521925	10.837555	3.00%	54,571	2006
	10.437626	10.521925	0.81%	88,768	2005
	10.132142	10.437626	3.01%	184	2004
	10.000000	10.132142	1.32%	0	2003*

51

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	15.969957	20.276338	26.97%	28,969	2010
	11.571985	15.969957	38.01%	34,309	2009
	19.403947	11.571985	-40.36%	42,254	2008
	17.037613	19.403947	13.89%	44,994	2007
	15.348956	17.037613	11.00%	38,613	2006
	13.169953	15.348956	16.55%	62,513	2005
	10.698680	13.169953	23.10%	144	2004
	10.000000	10.698680	6.99%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	13.477523	15.038362	11.58%	12,197	2010
	10.794322	13.477523	24.86%	13,523	2009
	19.473097	10.794322	-44.57%	16,260	2008
	16.825747	19.473097	15.73%	27,450	2007
	14.445584	16.825747	16.48%	32,236	2006
	12.295261	14.445584	17.49%	75,699	2005
	10.971102	12.295261	12.07%	0	2004
	7.757996	10.971102	41.42%	0	2003
	9.862700	7.757996	-21.34%	0	2002
	12.687275	9.862700	-22.26%	436	2001

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	13.437646	14.996170	11.60%	34,438	2010
	10.757924	13.437646	24.91%	41,885	2009
	19.411921	10.757924	-44.58%	46,012	2008
	16.770243	19.411921	15.75%	50,426	2007
	14.397587	16.770243	16.48%	39,565	2006
	12.259263	14.397587	17.44%	100,227	2005
	10.000000	12.259263	22.59%	820	2004*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	11.860125	14.810348	24.88%	10,040	2010
	7.630562	11.860125	55.43%	12,014	2009
	15.826899	7.630562	-51.79%	15,769	2008
	15.178387	15.826899	4.27%	25,582	2007
	13.227488	15.178387	14.75%	29,117	2006
	13.060805	13.227488	1.28%	54,639	2005
	11.603120	13.060805	12.56%	0	2004
	7.446470	11.603120	55.82%	690	2003
	10.000000	7.446470	-25.54%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.599753	11.793823	11.27%	67,159	2010
	7.916115	10.599753	33.90%	72,888	2009
	11.396036	7.916115	-30.54%	70,827	2008
	11.123200	11.396036	2.45%	54,183	2007
	10.000000	11.123200	11.23%	29,347	2006*

52

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	10.636241	12.671698	19.14%	39,451	2010
	9.178848	10.636241	15.88%	45,301	2009
	12.750528	9.178848	-28.01%	52,893	2008
	13.269467	12.750528	-3.91%	64,129	2007
	11.472529	13.269467	15.66%	72,752	2006
	11.232480	11.472529	2.14%	167,272	2005
	10.247554	11.232480	9.61%	901	2004
	10.000000	10.247554	2.48%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	13.168615	16.674194	26.62%	31,220	2010
	10.324935	13.168615	27.54%	38,054	2009
	15.609664	10.324935	-33.86%	41,985	2008
	16.193756	15.609664	-3.61%	38,304	2007
	14.017788	16.193756	15.52%	37,491	2006
	13.050590	14.017788	7.41%	54,273	2005
	10.679693	13.050590	22.20%	977	2004
	10.000000	10.679693	6.80%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	8.489692	9.243283	8.88%	4,325	2010
	6.600419	8.489692	28.62%	2,765	2009
	10.000000	6.600419	-34.00%	2,693	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	16.272686	18.883736	16.05%	16,559	2010
	9.545392	16.272686	70.48%	18,098	2009
	20.424312	9.545392	-53.26%	20,608	2008
	16.071961	20.424312	27.08%	23,091	2007
	12.698125	16.071961	26.57%	17,154	2006
	10.000000	12.698125	26.98%	24,526	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	14.826263	15.871877	7.05%	1,946	2010
	10.955666	14.826263	35.33%	2,121	2009
	18.608192	10.955666	-41.12%	4,144	2008
	16.322062	18.608192	14.01%	5,496	2007
	13.609486	16.322062	19.93%	6,397	2006
	12.509221	13.609486	8.80%	18,386	2005
	10.687308	12.509221	17.05%	0	2004
	10.000000	10.687308	6.87%	0	2003*

53

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	13.491423	14.442913	7.05%	20,536	2010
	9.958058	13.491423	35.48%	23,174	2009
	16.917785	9.958058	-41.14%	31,656	2008
	14.840751	16.917785	14.00%	35,541	2007
	12.372710	14.840751	19.95%	34,461	2006
	11.376180	12.372710	8.76%	59,700	2005
	10.000000	11.376180	13.76%	1,237	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	14.716298	16.622077	12.95%	25,879	2010
	12.556261	14.716298	17.20%	30,567	2009
	11.972125	12.556261	4.88%	27,390	2008
	10.919750	11.972125	9.64%	20,473	2007
	9.799086	10.919750	11.44%	13,665	2006
	10.000000	9.799086	-2.01%	15,611	2005*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	9.047315	10.292801	13.77%	1,473	2010
	7.589445	9.047315	19.21%	2,237	2009
	13.395769	7.589445	-43.34%	3,708	2008
	12.141679	13.395769	10.33%	4,611	2007
	11.592668	12.141679	4.74%	1,568	2006
	10.811543	11.592668	7.22%	2,251	2005
	10.296349	10.811543	5.00%	0	2004
	10.000000	10.296349	2.96%	0	2003*

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	11.689827	13.676173	16.99%	7,301	2010
	8.337056	11.689827	40.22%	8,257	2009
	15.968485	8.337056	-47.79%	9,088	2008
	14.628656	15.968485	9.16%	10,020	2007
	12.741948	14.628656	14.81%	12,449	2006
	11.808586	12.741948	7.90%	34,592	2005
	10.374012	11.808586	13.83%	0	2004
	10.000000	10.374012	3.74%	0	2003*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	21.735727	23.326248	7.32%	5,785	2010
	18.101080	21.735727	20.08%	0	2009*

54

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	14.314603	15.283509	6.77%	7,409	2010
	11.542833	14.314603	24.01%	7,927	2009
	13.925434	11.542833	-17.11%	7,919	2008
	12.787179	13.925434	8.90%	2,342	2007
	11.727222	12.787179	9.04%	3,983	2006
	11.030242	11.727222	6.32%	8,941	2005
	10.314462	11.030242	6.94%	0	2004
	10.000000	10.314462	3.14%	0	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	9.246199	9.722280	5.15%	38,542	2010
	6.412493	9.246199	44.19%	44,137	2009
	11.660629	6.412493	-45.01%	40,646	2008
	8.642729	11.660629	34.92%	32,984	2007
	8.020653	8.642729	7.76%	29,751	2006
	7.215824	8.020653	11.15%	87,496	2005
	6.194175	7.215824	16.49%	0	2004
	5.216955	6.194175	18.73%	0	2003
	6.283990	5.216955	-16.98%	1,195	2002
	8.141323	6.283990	-22.81%	2,245	2001

Janus Aspen Series- Global Technology Portfolio: Service II Shares - Q/NQ	13.575579	15.284365	12.59%	0	2010

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	4.077032	5.008333	22.84%	2,729	2010
	2.631430	4.077032	54.94%	3,021	2009
	4.756180	2.631430	-44.67%	3,445	2008
	3.957908	4.756180	20.17%	3,827	2007
	3.716911	3.957908	6.48%	4,566	2006
	3.374104	3.716911	10.16%	28,760	2005
	3.397584	3.374104	-0.69%	0	2004
	2.348897	3.397584	44.65%	0	2003
	4.027049	2.348897	-41.67%	0	2002
	6.506406	4.027049	-38.11%	0	2001

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	24.038282	29.679736	23.47%	11,027	2010
	13.593655	24.038282	76.83%	14,120	2009
	28.805444	13.593655	-52.81%	12,570	2008
	22.777550	28.805444	26.46%	15,505	2007
	15.722944	22.777550	44.87%	4,455	2006
	12.060003	15.722944	30.37%	0	2005
	10.000000	12.060003	20.60%	0	2004*

55

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	14.042580	17.336409	23.46%	8,927	2010
	7.941109	14.042580	76.83%	12,153	2009
	16.834173	7.941109	-52.83%	16,157	2008
	13.317081	16.834173	26.41%	17,711	2007
	9.196737	13.317081	44.80%	20,358	2006
	7.058336	9.196737	30.30%	78,544	2005
	6.022291	7.058336	17.20%	0	2004
	4.533041	6.022291	32.85%	0	2003
	6.183160	4.533041	-26.69%	0	2002
	8.178071	6.183160	-24.39%	4,295	2001

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	11.173604	12.374816	10.75%	15,052	2010
	8.134716	11.173604	37.36%	17,229	2009
	13.071783	8.134716	-37.77%	17,864	2008
	11.923591	13.071783	9.63%	19,750	2007
	11.252200	11.923591	5.97%	22,488	2006
	10.932163	11.252200	2.93%	62,111	2005
	10.157854	10.932163	7.62%	975	2004
	10.000000	10.157854	1.58%	0	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	13.014934	14.293898	9.83%	21,361	2010
	10.763214	13.014934	20.92%	15,759	2009
	16.205840	10.763214	-33.58%	19,144	2008
	15.253770	16.205840	6.24%	22,698	2007
	12.817901	15.253770	19.00%	18,892	2006
	12.191297	12.817901	5.14%	26,763	2005
	10.751630	12.191297	13.39%	539	2004
	10.000000	10.751630	7.52%	0	2003*

NVIT American Century NVIT Growth Fund: Class I - Q/NQ	6.721715	7.915339	17.76%	6,203	2010
	5.099795	6.721715	31.80%	7,140	2009
	8.425771	5.099795	-39.47%	8,276	2008
	7.137919	8.425771	18.04%	9,571	2007
	6.808112	7.137919	4.84%	10,947	2006
	6.473239	6.808112	5.17%	28,810	2005
	6.060807	6.473239	6.80%	0	2004
	4.623680	6.060807	31.08%	0	2003
	6.568981	4.623680	-29.61%	0	2002
	9.257262	6.568981	-29.04%	0	2001

NVIT American Century NVIT Multi Cap Value Fund: Class I - Q/NQ	12.459482	13.960429	12.05%	91,597	2010
	10.000000	12.459482	24.59%	0	2009*

56

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	9.273251	10.257868	10.62%	104,691	2010
	7.609027	9.273251	21.87%	116,592	2009
	10.972607	7.609027	-30.65%	124,934	2008
	10.469308	10.972607	4.81%	39,343	2007
	10.000000	10.469308	4.69%	22,383	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.475482	10.964216	4.67%	41,991	2010
	9.458857	10.475482	10.75%	47,991	2009
	10.627782	9.458857	-11.00%	24,305	2008
	10.451366	10.627782	1.69%	23,350	2007
	10.000000	10.451366	4.51%	1,696	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.288170	11.307734	9.91%	32,294	2010
	7.357433	10.288170	39.83%	36,352	2009
	12.142021	7.357433	-39.41%	43,007	2008
	10.752059	12.142021	12.93%	43,570	2007
	10.000000	10.752059	7.52%	22,418	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	8.573945	10.007247	16.72%	37,906	2010
	6.256195	8.573945	37.05%	40,958	2009
	11.356722	6.256195	-44.91%	40,561	2008
	10.278312	11.356722	10.49%	39,955	2007
	10.000000	10.278312	2.78%	7,714	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.742763	8.485198	9.59%	38,037	2010
	5.999507	7.742763	29.06%	56,798	2009
	9.809470	5.999507	-38.84%	61,030	2008
	10.000000	9.809470	-1.91%	49,128	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	15.470945	17.287312	11.74%	15,854	2010
	10.730712	15.470945	44.17%	17,311	2009
	15.090339	10.730712	-28.89%	26,170	2008
	14.817911	15.090339	1.84%	30,813	2007
	13.566462	14.817911	9.22%	40,429	2006
	13.418308	13.566462	1.10%	153,214	2005
	12.342012	13.418308	8.72%	209	2004
	10.221629	12.342012	20.74%	0	2003
	10.027593	10.221629	1.94%	241	2002
	9.744373	10.027593	2.91%	7,295	2001

57

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.912792	13.312097	11.75%	36,622	2010
	8.258152	11.912792	44.25%	43,131	2009
	11.630759	8.258152	-29.00%	56,887	2008
	11.417078	11.630759	1.87%	50,365	2007
	10.453271	11.417078	9.22%	22,811	2006
	10.000000	10.453271	4.53%	104,103	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	7.762224	8.861580	14.16%	24,843	2010
	5.138900	7.762224	51.05%	27,578	2009
	10.000000	5.138900	-48.61%	388	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	7.957915	9.711597	22.04%	0	2010
	6.126637	7.957915	29.89%	0	2009
	10.000000	6.126637	-38.73%	0	2008*

NVIT NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ	8.113295	9.210181	13.52%	0	2010
	6.359322	8.113295	27.58%	0	2009
	10.000000	6.359322	-36.41%	0	2008*

NVIT NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ	9.373787	10.219895	9.03%	22,444	2010
	7.922177	9.373787	18.32%	24,285	2009
	10.000000	7.922177	-20.78%	928	2008*

NVIT NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ	8.827775	9.797479	10.98%	16,826	2010
	7.199765	8.827775	22.61%	18,563	2009
	10.000000	7.199765	-28.00%	20,360	2008*

NVIT NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ	10.126015	10.679483	5.47%	10,363	2010
	9.072864	10.126015	11.61%	11,128	2009
	10.000000	9.072864	-9.27%	3,576	2008*

NVIT NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ	9.101202	10.009410	9.98%	26,419	2010
	7.557700	9.101202	20.42%	28,880	2009
	10.000000	7.557700	-24.42%	0	2008*

58

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ	8.545465	9.561977	11.90%	25,853	2010
	6.836576	8.545465	25.00%	27,370	2009
	10.000000	6.836576	-31.63%	25,562	2008*

NVIT NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ	9.648048	10.388154	7.67%	1,785	2010
	8.302301	9.648048	16.21%	1,922	2009
	10.000000	8.302301	-16.98%	892	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.594362	11.200187	5.72%	1,357	2010
	9.862143	10.594362	7.42%	1,741	2009
	10.000000	9.862143	-1.38%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	11.321157	12.086780	6.76%	1,331	2010
	9.846106	11.321157	14.98%	1,807	2009
	10.000000	9.846106	-1.54%	2,299	2008*

NVIT NVIT Emerging Markets Fund: Class I - Q/NQ	22.651951	25.987329	14.72%	3,360	2010
	14.045719	22.651951	61.27%	4,268	2009
	33.675844	14.045719	-58.29%	4,524	2008
	23.426504	33.675844	43.75%	4,918	2007
	17.351085	23.426504	35.01%	5,247	2006
	13.246644	17.351085	30.98%	18,849	2005
	11.109704	13.246644	19.23%	0	2004
	6.807349	11.109704	63.20%	0	2003
	8.132085	6.807349	-16.29%	0	2002
	8.685889	8.132085	-6.38%	1,504	2001

NVIT NVIT Emerging Markets Fund: Class III - Q/NQ	24.951644	28.635227	14.76%	8,352	2010
	15.455536	24.951644	61.44%	9,828	2009
	37.115561	15.455536	-58.36%	9,897	2008
	25.824796	37.115561	43.72%	12,959	2007
	19.137690	25.824796	34.94%	7,808	2006
	14.608663	19.137690	31.00%	13,071	2005
	10.000000	14.608663	46.09%	908	2004*

59

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Government Bond Fund: Class I - Q/NQ	15.438298	15.974347	3.47%	82,767	2010
	15.224418	15.438298	1.40%	93,362	2009
	14.312279	15.224418	6.37%	116,227	2008
	13.526164	14.312279	5.81%	127,314	2007
	13.254058	13.526164	2.05%	140,155	2006
	12.997203	13.254058	1.98%	364,157	2005
	12.745923	12.997203	1.97%	147	2004
	12.654152	12.745923	0.73%	134	2003
	11.546116	12.654152	9.60%	3,457	2002
	10.902126	11.546116	5.91%	25,716	2001

NVIT NVIT International Equity Fund: Class I - Q/NQ	10.637128	11.900361	11.88%	963	2010
	8.303713	10.637128	28.10%	1,660	2009
	15.588521	8.303713	-46.73%	1,965	2008
	12.416347	15.588521	25.55%	2,281	2007
	9.455883	12.416347	31.31%	2,610	2006
	7.353676	9.455883	28.59%	4,108	2005
	6.521138	7.353676	12.77%	0	2004
	4.869101	6.521138	33.93%	0	2003
	6.496891	4.869101	-25.05%	1,209	2002
	9.221767	6.496891	-29.55%	0	2001

NVIT NVIT International Equity Fund: Class VI - Q/NQ	6.982004	7.791317	11.59%	7,153	2010
	5.461818	6.982004	27.83%	8,052	2009
	10.000000	5.461818	-45.38%	5,501	2008*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	8.381156	8.888768	6.06%	1,854	2010
	6.599237	8.381156	27.00%	924	2009
	11.743033	6.599237	-43.80%	1,176	2008
	10.871766	11.743033	8.01%	239	2007
	10.000000	10.871766	8.72%	3,597	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	12.174286	13.780903	13.20%	95,248	2010
	9.691703	12.174286	25.62%	101,473	2009
	15.540025	9.691703	-37.63%	122,867	2008
	14.852830	15.540025	4.63%	130,377	2007
	12.869465	14.852830	15.41%	135,285	2006
	12.074239	12.869465	6.59%	183,220	2005
	10.723013	12.074239	12.60%	0	2004
	8.234496	10.723013	30.22%	0	2003
	10.000000	8.234496	-17.66%	0	2002*

60

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.542944	12.517421	8.44%	0	2010
	10.000000	11.542944	15.43%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.102502	13.389091	10.63%	0	2010
	10.000000	12.102502	21.03%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	12.170443	12.726522	4.57%	46,284	2010
	11.298120	12.170443	7.72%	50,750	2009
	12.174397	11.298120	-7.20%	51,141	2008
	11.699753	12.174397	4.06%	53,673	2007
	11.159571	11.699753	4.84%	61,920	2006
	10.938716	11.159571	2.02%	271,630	2005
	10.584735	10.938716	3.34%	0	2004
	9.933326	10.584735	6.56%	0	2003
	10.000000	9.933326	-0.67%	1,953	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	12.336608	13.512010	9.53%	638,536	2010
	10.486186	12.336608	17.65%	706,094	2009
	13.826087	10.486186	-24.16%	754,269	2008
	13.252053	13.826087	4.33%	806,933	2007
	12.051166	13.252053	9.96%	812,446	2006
	11.584213	12.051166	4.03%	1,483,835	2005
	10.709575	11.584213	8.17%	24,602	2004
	9.033690	10.709575	18.55%	0	2003
	10.000000	9.033690	-9.66%	0	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	12.401149	13.817929	11.42%	266,554	2010
	10.095565	12.401149	22.84%	298,099	2009
	14.901132	10.095565	-32.25%	327,193	2008
	14.216422	14.901132	4.82%	327,675	2007
	12.568358	14.216422	13.11%	310,101	2006
	11.886380	12.568358	5.74%	534,245	2005
	10.738253	11.886380	10.69%	8,590	2004
	8.586354	10.738253	25.06%	26,123	2003
	10.000000	8.586354	-14.14%	341	2002*

61

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.410250	13.298880	7.16%	183,263	2010
	10.969951	12.410250	13.13%	199,159	2009
	13.076032	10.969951	-16.11%	226,759	2008
	12.509474	13.076032	4.53%	242,029	2007
	11.683322	12.509474	7.07%	277,140	2006
	11.322864	11.683322	3.18%	595,122	2005
	10.700165	11.322864	5.82%	3,109	2004
	9.530058	10.700165	12.28%	0	2003
	10.000000	9.530058	-4.70%	35,027	2002*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	22.295780	27.786191	24.63%	26,699	2010
	16.509748	22.295780	35.05%	29,766	2009
	26.314008	16.509748	-37.26%	35,674	2008
	24.775941	26.314008	6.21%	39,424	2007
	22.830881	24.775941	8.52%	47,037	2006
	20.623786	22.830881	10.70%	104,694	2005
	18.045837	20.623786	14.29%	243	2004
	13.571367	18.045837	32.97%	0	2003
	16.226571	13.571367	-16.36%	3,391	2002
	16.650563	16.226571	-2.55%	2,951	2001

NVIT NVIT Money Market Fund: Class I - Q/NQ	11.969960	11.820354	-1.25%	118,477	2010
	12.116391	11.969960	-1.21%	115,182	2009
	12.022852	12.116391	0.78%	128,880	2008
	11.619013	12.022852	3.48%	128,825	2007
	11.255765	11.619013	3.23%	240,888	2006
	11.101653	11.255765	1.39%	1,953,289	2005
	11.151696	11.101653	-0.45%	589	2004
	11.222643	11.151696	-0.63%	0	2003
	11.228670	11.222643	-0.05%	21,700	2002
	10.976083	11.228670	2.30%	15,295	2001

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	15.052787	16.438470	9.21%	37,406	2010
	12.255431	15.052787	22.83%	39325	2009
	15.005176	12.255431	-18.33%	52,562	2008
	14.524404	15.005176	3.31%	58,884	2007
	14.029010	14.524404	3.53%	57,500	2006
	13.903003	14.029010	0.91%	131,498	2005
	13.215501	13.903003	5.20%	0	2004
	11.936481	13.215501	10.72%	0	2003
	11.274938	11.936481	5.87%	1,657	2002
	10.959378	11.274938	2.88%	14,572	2001

62

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	8.205050	9.239879	12.61%	30,006	2010
	6.088932	8.205050	34.75%	32,966	2009
	10.000000	6.088932	-39.11%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	11.818994	12.359319	4.57%	212	2010
	9.241535	11.818994	27.89%	230	2009
	17.486107	9.241535	-47.15%	249	2008
	17.241681	17.486107	1.42%	269	2007
	14.263887	17.241681	20.88%	290	2006
	12.921038	14.263887	10.39%	352	2005
	10.919858	12.921038	18.33%	0	2004
	10.000000	10.919858	9.20%	0	2003*

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	10.430049	10.902335	4.53%	20,129	2010
	8.156550	10.430049	27.87%	22,929	2009
	15.425341	8.156550	-47.12%	29,490	2008
	15.211230	15.425341	1.41%	34,365	2007
	12.583700	15.211230	20.88%	36,097	2006
	11.397535	12.583700	10.41%	88,514	2005
	10.000000	11.397535	13.98%	254	2004*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	8.088157	9.225932	14.07%	38,400	2010
	6.311220	8.088157	28.16%	12,876	2009
	10.000000	6.311220	-36.89%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ	10.000000	10.427486	4.27%	2,424	2010*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.920878	8.818891	11.34%	16,816	2010

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	7.816992	9.789588	25.23%	71,927	2010
	6.227072	7.816992	25.53%	78,824	2009
	10.000000	6.227072	-37.73%	0	2008*

63

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.633805	10.199792	18.14%	16,613	2010
	6.701262	8.633805	28.84%	18,359	2009
	10.000000	6.701262	-32.99%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	11.382047	14.100206	23.88%	9,572	2010
	9.042865	11.382047	25.87%	11,305	2009
	17.091260	9.042865	-47.09%	13,392	2008
	15.771065	17.091260	8.37%	10,636	2007
	15.473935	15.771065	1.92%	11,116	2006
	14.496373	15.473935	6.74%	22,480	2005
	12.943374	14.496373	12.00%	345	2004
	9.762003	12.943374	32.59%	54	2003
	14.818626	9.762003	-34.12%	0	2002
	16.831886	14.818626	-11.96%	609	2001

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	25.811790	32.270762	25.02%	20,596	2010
	20.709509	25.811790	24.64%	23,203	2009
	30.910484	20.709509	-33.00%	26,148	2008
	33.621951	30.910484	-8.06%	28,877	2007
	29.026603	33.621951	15.83%	32,799	2006
	28.516666	29.026603	1.79%	85,809	2005
	24.618843	28.516666	15.83%	0	2004
	15.893715	24.618843	54.90%	15	2003
	22.097595	15.893715	-28.07%	831	2002
	17.445777	22.097595	26.66%	2,438	2001

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	22.728813	28.127878	23.75%	26,546	2010
	17.086989	22.728813	33.02%	29,642	2009
	27.994447	17.086989	-38.96%	36,293	2008
	27.758912	27.994447	0.85%	44,367	2007
	25.089017	27.758912	10.64%	44,903	2006
	22.619557	25.089017	10.92%	108,927	2005
	19.244942	22.619557	17.54%	126	2004
	13.820149	19.244942	39.25%	0	2003
	16.928867	13.820149	-18.36%	918	2002
	18.376589	16.928867	-7.88%	3,101	2001

64

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide Fund: Class I - Q/NQ	10.827787	12.130640	12.03%	57,454	2010
	8.695593	10.827787	24.52%	62,682	2009
	15.066968	8.695593	-42.29%	70,973	2008
	14.104765	15.066968	6.82%	78,943	2007
	12.569807	14.104765	12.21%	90,632	2006
	11.846853	12.569807	6.10%	161,192	2005
	10.930890	11.846853	8.38%	0	2004
	8.680809	10.930890	25.92%	0	2003
	10.636664	8.680809	-18.39%	0	2002
	12.216049	10.636664	-12.93%	7,938	2001

NVIT NVIT Real Estate Fund: Class I - Q/NQ	7.234189	9.299999	28.56%	76,481	2010
	5.599255	7.234189	29.20%	86,657	2009
	10.000000	5.599255	-44.01%	674	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.429293	10.548150	1.14%	6,828	2010
	9.860285	10.429293	5.77%	6,704	2009
	10.000000	9.860285	-1.40%	0	2008*

NVIT NVIT Worldwide Leaders Fund: Class I - Q/NQ	13.168676	14.494393	10.07%	3,954	2010
	10.667936	13.168676	23.44%	4,289	2009
	19.409873	10.667936	-45.04%	4,638	2008
	16.394468	19.409873	18.39%	5,011	2007
	13.188122	16.394468	24.31%	5,405	2006
	11.190533	13.188122	17.85%	11,956	2005
	9.797330	11.190533	14.22%	0	2004
	7.291847	9.797330	34.36%	0	2003
	9.897097	7.291847	-26.32%	0	2002
	12.345376	9.897097	-19.83%	1,528	2001

NVIT NVIT Worldwide Leaders Fund: Class VI - Q/NQ	13.304907	14.615236	9.85%	0	2010
	10.000000	13.304907	33.05%	0	2009*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	12.950830	13.914433	7.44%	205,481	2010
	10.000000	12.950830	29.51%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.925473	13.574005	5.02%	0	2010
	10.000000	12.925473	28.38%	0	2009*

65

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	10.688060	12.219243	14.33%	31,424	2010
	8.419634	10.688060	26.94%	33,552	2009
	13.532052	8.419634	-37.78%	44,763	2008
	14.014970	13.532052	-3.45%	52,321	2007
	12.244340	14.014970	14.46%	64,219	2006
	11.893755	12.244340	2.95%	144,100	2005
	10.250526	11.893755	16.03%	651	2004
	7.897653	10.250526	29.79%	0	2003
	10.684106	7.897653	-26.08%	1,229	2002
	12.317063	10.684106	-13.26%	0	2001

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.170049	10.573700	3.97%	20,383	2010
	9.087672	10.170049	11.91%	24,007	2009
	10.630241	9.087672	-14.51%	22,440	2008
	10.275244	10.630241	3.45%	27,135	2007
	9.985363	10.275244	2.90%	28,599	2006
	9.967544	9.985363	0.18%	104,466	2005
	10.015684	9.967544	-0.48%	0	2004
	10.000000	10.015684	0.16%	105	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	8.799827	10.394092	18.12%	3,022	2010
	7.259416	8.799827	21.22%	3,382	2009
	12.145853	7.259416	-40.23%	3,884	2008
	12.237442	12.145853	-0.75%	4,471	2007
	11.773573	12.237442	3.94%	5,320	2006
	11.586478	11.773573	1.61%	15,515	2005
	10.487525	11.286478	7.62%	969	2004
	10.000000	10.487525	4.88%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	11.534933	13.994219	21.32%	1,208	2010
	8.887810	11.534933	29.78%	1,574	2009
	14.862813	8.887810	-40.20%	1,977	2008
	13.987076	14.862813	6.26%	3,218	2007
	12.456727	13.987076	12.29%	2,897	2006
	11.804504	12.456727	5.53%	5,481	2005
	10.552559	11.804504	11.86%	0	2004
	10.000000	10.552559	5.53%	0	2003*

66

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	18.807297	21.539219	14.53%	22,412	2010
	13.633328	18.807297	37.95%	29,761	2009
	23.085020	13.633328	-40.94%	32,361	2008
	21.985482	23.085020	5.00%	41,949	2007
	18.916877	21.985482	16.22%	31,727	2006
	16.753552	18.916877	12.91%	39,671	2005
	10.000000	16.753552	67.54%	1,138	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	11.862818	13.584878	14.52%	52,971	2010
	8.594707	11.862818	38.02%	59,502	2009
	14.551844	8.594707	-40.94%	68,121	2008
	13.861145	14.551844	4.98%	77,186	2007
	11.926147	13.861145	16.22%	88,163	2006
	10.565033	11.926147	12.88%	231,602	2005
	8.978200	10.565033	17.67%	0	2004
	6.356923	8.978200	41.23%	0	2003
	8.267491	6.356923	-23.11%	4,395	2002
	9.518646	8.267491	-13.14%	15,697	2001

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	2.520477	2.844156	12.84%	0	2010
	2.019020	2.520477	24.84%	0	2009
	9.568097	2.019020	-78.90%	0	2008
	10.000000	9.568097	-4.32%	0	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	3.112924	3.517951	13.01%	7,511	2010
	2.502845	3.112924	24.38%	8,314	2009
	11.829189	2.502845	-78.84%	9,322	2008
	12.036191	11.829189	-1.72%	10,820	2007
	11.158615	12.036191	7.86%	11,906	2006
	11.077356	11.158615	0.73%	41,171	2005
	10.316723	11.077356	7.37%	803	2004
	10.000000	10.316723	3.17%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	11.940024	13.690128	14.66%	53,857	2010
	9.425201	11.940024	26.68%	60,330	2009
	15.512276	9.425201	-39.24%	71,494	2008
	15.044165	15.512276	3.11%	82,806	2007
	13.244102	15.044165	13.59%	95,594	2006
	12.654982	13.244102	4.66%	232,726	2005
	11.707682	12.654982	8.09%	0	2004
	9.355937	11.707682	25.14%	1,370	2003
	11.667724	9.355937	-19.81%	6,111	2002
	13.152642	11.667724	-11.29%	2,341	2001

67

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	11.986096	14.565384	21.52%	13,564	2010
	8.867308	11.986096	35.17%	14,582	2009
	14.484337	8.867308	-38.78%	15,897	2008
	14.875772	14.484337	-2.63%	13,112	2007
	13.137799	14.875772	13.23%	14,220	2006
	12.125632	13.137799	8.35%	31,409	2005
	10.302989	12.125632	17.69%	0	2004
	10.000000	10.302989	3.03%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth/VA: Non-Service Shares - Q/NQ	11.403177	14.353550	25.87%	3,258	2010
	8.708048	11.403177	30.95%	3,869	2009
	17.313969	8.708048	-49.71%	4,652	2008
	16.490117	17.313969	5.00%	4,989	2007
	16.218926	16.490117	1.67%	5,348	2006
	14.621223	16.218926	10.93%	18,926	2005
	12.361526	14.621223	18.28%	0	2004
	9.967175	12.361526	24.02%	0	2003
	13.978216	9.967175	-28.69%	0	2002
	20.596567	13.978216	-32.13%	0	2001

PIMCO Variable Insurance Trust - Foreign Bond Fund (Unhedged): Administrative Class - Q/NQ	10.874552	11.745076	8.01%	946	2010
	10.000000	10.874552	8.75%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.954048	11.378072	3.87%	2,090	2010
	10.000000	10.954048	9.54%	1,922	2009*

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	10.015281	11.312147	12.95%	1,028	2010
	7.812876	10.015281	28.19%	1,111	2009
	12.906250	7.812876	-39.46%	1,634	2008
	13.910568	12.906250	-7.22%	2,177	2007
	12.152566	13.910568	14.47%	2,742	2006
	11.694543	12.152566	3.92%	7,051	2005
	10.658246	11.694543	9.72%	0	2004
	10.000000	10.658246	6.58%	0	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	12.756827	13.860478	8.65%	0	2010
	10.365012	12.756827	23.08%	0	2009*

68

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.004044	14.319526	19.29%	0	2010
	7.416851	12.004044	61.85%	0	2009
	11.928081	7.416851	-37.82%	0	2008
	11.447914	11.928081	4.19%	0	2007
	10.994804	11.447914	4.12%	0	2006
	10.533905	10.994804	4.38%	0	2005
	10.156107	10.533905	3.72%	0	2004
	10.000000	10.156107	1.56%	0	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ	9.446802	10.548103	11.66%	0	2010

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.843603	11.442482	5.52%	3,631	2010
	10.039135	10.843603	8.01%	4,139	2009
	11.353261	10.039135	-11.57%	4,346	2008
	10.927517	11.353261	3.90%	4,276	2007
	10.684974	10.927517	2.27%	3,368	2006
	10.410321	10.684974	2.64%	11,760	2005
	10.129517	10.410321	2.77%	0	2004
	10.000000	10.129517	1.30%	0	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	35.509855	38.483287	8.37%	3,330	2010
	27.616445	35.509855	28.58%	3,696	2009
	32.892265	27.616445	-16.04%	4,443	2008
	31.268369	32.892265	5.19%	4,969	2007
	28.574908	31.268369	9.43%	5,973	2006
	25.777598	28.574908	10.85%	16,173	2005
	23.717411	25.777598	8.69%	0	2004
	18.783491	23.717411	26.27%	31	2003
	17.415214	18.783491	7.86%	358	2002
	16.018934	17.415214	8.72%	432	2001

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ	43.190476	54.098716	25.26%	640	2010
	20.516561	43.190476	110.52%	678	2009
	58.991911	20.516561	-65.22%	1,754	2008
	43.412632	58.991911	35.89%	2,318	2007
	31.514704	43.412632	37.75%	2,980	2006
	24.176597	31.514704	30.35%	11,367	2005
	19.447415	24.176597	24.32%	0	2004
	12.772187	19.447415	52.26%	0	2003
	13.320519	12.772187	-4.12%	0	2002
	13.739047	13.320519	-3.05%	0	2001

69

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ	45.274087	57.779398	27.62%	417	2010
	29.102885	45.274087	55.57%	456	2009
	54.704654	29.102885	-46.80%	525	2008
	38.113622	54.704654	43.53%	571	2007
	31.001698	38.113622	22.94%	621	2006
	20.697822	31.001698	49.78%	1,637	2005
	16.905954	20.697822	22.43%	0	2004
	11.800336	16.905954	43.27%	0	2003
	12.298301	11.800336	-4.05%	0	2002
	13.907561	12.298301	-11.57%	353	2001

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	13.091373	16.388970	25.19%	7,853	2010
	10.000000	13.091373	30.91%	0	2009*

70

Maximum Additional Contract Options Elected (Total 2.25%)
(Variable account charges of 2.25% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	8.993683	9.916659	10.26%	0	2010
	7.645037	8.993683	17.64%	0	2009
	13.188316	7.645037	-42.03%	0	2008
	12.868119	13.188316	2.49%	0	2007
	11.252332	12.868119	14.36%	0	2006
	11.680790	11.252332	-3.67%	0	2005

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	13.320343	16.483132	23.74%	41,509	2010
	9.552223	13.320343	39.45%	34,318	2009
	15.209622	9.552223	-37.20%	2,524	2008
	15.327536	15.209622	-0.77%	0	2007
	13.729511	15.327536	11.64%	0	2006
	12.435531	13.729511	10.41%	0	2005

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.500113	11.816879	2.75%	85,408	2010
	10.674445	11.500113	7.73%	77,092	2009
	11.096433	10.674445	-3.80%	43,603	2008
	10.368826	11.096433	7.02%	41,506	2007
	10.441102	10.368826	-0.69%	33,771	2006
	10.545772	10.441102	-0.99%	41,544	2005

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	7.477302	8.343210	11.58%	0	2010
	6.477256	7.477302	15.44%	0	2009
	10.130404	6.477256	-36.06%	0	2008
	10.371892	10.130404	-2.33%	0	2007
	9.061513	10.371892	14.46%	0	2006
	9.001893	9.061513	0.66%	0	2005

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	11.687865	13.593186	16.30%	19,439	2010
	9.211612	11.687865	26.88%	16,013	2009
	12.483546	9.211612	-26.21%	10,727	2008
	13.090018	12.483546	-4.63%	7,688	2007
	11.137716	13.090018	17.53%	3,891	2006
	10.775888	11.137716	3.36%	1,028	2005

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	11.994330	12.869051	7.29%	0	2010
	10.000000	11.994330	19.94%	0	2009*

71

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	11.396127	14.017079	23.00%	0	2010
	9.324820	11.396127	22.21%	0	2009
	13.808682	9.324820	-32.47%	0	2008
	14.221505	13.808682	-2.90%	0	2007
	12.715512	14.221505	11.84%	0	2006
	12.300357	12.715512	3.38%	0	2005

Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares - Q/NQ	5.653903	6.345630	12.23%	0	2010
	4.324325	5.653903	30.75%	0	2009
	6.746523	4.324325	-35.90%	0	2008
	6.404072	6.746523	5.35%	0	2007
	5.999106	6.404072	6.75%	0	2006
	5.874922	5.999106	2.11%	0	2005

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	7.215119	8.099441	12.26%	87,315	2010
	5.842587	7.215119	23.49%	91,345	2009
	9.509256	5.842587	-38.56%	46,105	2008
	9.243565	9.509256	2.87%	45,883	2007
	8.186900	9.243565	12.91%	36,732	2006
	8.009176	8.186900	2.22%	99,761	2005

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	8.591886	9.685194	12.72%	12,080	2010
	7.171759	8.591886	19.80%	4,262	2009
	10.414758	7.171759	-31.14%	131	2008
	9.946363	10.414758	4.71%	146	2007
	8.735295	9.946363	13.86%	163	2006
	8.787858	8.735295	-0.60%	598	2005

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ	7.294246	9.327610	27.88%	0	2010
	5.933484	7.294246	22.93%	0	2009
	9.754979	5.933484	-39.17%	0	2008
	11.249822	9.754979	-13.29%	0	2007
	11.116686	11.249822	1.20%	0	2006
	10.673921	11.116686	4.15%	0	2005

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	9.419008	10.404900	10.47%	0	2010
	8.507277	9.419008	10.72%	0	2009
	12.374616	8.507277	-31.25%	0	2008
	11.547634	12.374616	7.16%	0	2007
	10.202498	11.547634	13.18%	0	2006
	10.151968	10.202498	0.50%	0	2005

72

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	14.086697	14.940862	6.06%	4,900	2010
	11.965619	14.086697	17.73%	5,313	2009
	13.203298	11.965619	-9.37%	7,403	2008
	12.818721	13.203298	3.00%	7,444	2007
	12.589947	12.818721	1.82%	10,986	2006
	12.677091	12.589947	-0.69%	3,204	2005

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	10.699212	11.770734	10.01%	4,198	2010
	8.830182	10.699212	21.17%	495	2009
	12.071974	8.830182	-26.85%	0	2008
	11.391876	12.071974	5.97%	0	2007
	10.634532	11.391876	7.12%	0	2006
	10.290160	10.634532	3.35%	0	2005

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	10.597275	11.843328	11.76%	8,091	2010
	8.433561	10.597275	25.66%	8,630	2009
	12.839348	8.433561	-34.31%	2,688	2008
	11.945798	12.839348	7.48%	2,176	2007
	10.939506	11.945798	9.20%	1,536	2006
	10.397420	10.939506	5.19%	0	2005

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	10.352302	11.727594	13.28%	8,921	2010
	8.073400	10.352302	28.23%	9,589	2009
	13.358960	8.073400	-39.57%	10,272	2008
	12.304728	13.358960	8.57%	17,052	2007
	11.146499	12.304728	10.39%	9,648	2006
	10.469974	11.146499	6.46%	7,844	2005

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	13.887891	16.176362	16.48%	0	2010
	9.627506	13.887891	44.25%	0	2009
	21.602731	9.627506	-55.43%	0	2008
	15.175959	21.602731	42.35%	0	2007
	13.312384	15.175959	14.00%	0	2006
	11.117828	13.312384	19.74%	0	2005

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	9.809757	11.036037	12.50%	62,636	2010
	7.717828	9.809757	27.11%	67,561	2009
	13.781135	7.717828	-44.00%	31,515	2008
	13.903021	13.781135	-0.88%	32,057	2007
	11.843841	13.903021	17.39%	32,630	2006
	11.394408	11.843841	3.94%	3,437	2005

73

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	5.315668	6.446216	21.27%	22,165	2010
	4.243553	5.315668	25.26%	25,582	2009
	8.227831	4.243553	-48.42%	9,369	2008
	6.635254	8.227831	24.00%	7,544	2007
	6.359482	6.635254	4.34%	342	2006
	6.080836	6.359482	4.58%	1,447	2005

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	10.032637	11.159193	11.23%	0	2010
	7.138508	10.032637	40.54%	0	2009
	9.745511	7.138508	-26.75%	0	2008
	9.713021	9.745511	0.33%	0	2007
	8.936966	9.713021	8.68%	0	2006
	8.738076	8.936966	2.28%	0	2005

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	11.360925	11.958169	5.26%	95,645	2010
	10.047525	11.360925	13.07%	79,394	2009
	10.634552	10.047525	-5.52%	60,660	2008
	10.440933	10.634552	1.85%	62,095	2007
	10.240260	10.440933	1.96%	63,160	2006
	10.317124	10.240260	-0.75%	28,165	2005

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	16.178971	20.333989	25.68%	47,626	2010
	11.843312	16.178971	36.61%	42,739	2009
	20.062596	11.843312	-40.97%	41,758	2008
	17.797120	20.062596	12.73%	43,211	2007
	16.196762	17.797120	9.88%	35,781	2006
	14.385817	16.196762	12.59%	25,725	2005

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	8.028179	8.867342	10.45%	0	2010
	6.495676	8.028179	23.59%	0	2009
	11.838503	6.495676	-45.13%	0	2008
	10.334267	11.838503	14.56%	0	2007
	8.962888	10.334267	15.30%	0	2006
	7.662464	8.962888	16.97%	0	2005

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	12.428459	13.729672	10.47%	0	2010
	10.051829	12.428459	23.64%	0	2009
	18.323911	10.051829	-45.14%	0	2008
	15.993091	18.323911	14.57%	0	2007
	13.870439	15.993091	15.30%	0	2006
	11.862700	13.870439	16.92%	0	2005

74

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	10.969289	13.559393	23.61%	2,791	2010
	7.129621	10.969289	53.86%	3,346	2009
	14.939812	7.129621	-52.28%	4,137	2008
	14.475045	14.939812	3.21%	4,638	2007
	12.743211	14.475045	13.59%	5,157	2006
	12.539712	12.743211	1.62%	5,242	2005

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.211260	11.246606	10.14%	34,815	2010
	7.703927	10.211260	32.55%	30,476	2009
	11.204194	7.703927	-31.24%	22,307	2008
	11.048415	11.204194	1.41%	22,237	2007
	10.000000	11.048415	10.48%	10,080	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	9.501757	11.205596	17.93%	16,108	2010
	8.283744	9.501757	14.70%	18,160	2009
	11.625107	8.283744	-28.74%	21,472	2008
	12.222720	11.625107	-4.89%	26,201	2007
	10.675301	12.222720	14.50%	33,756	2006
	10.394611	10.675301	2.70%	30,803	2005

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	9.962231	12.486678	25.34%	0	2010
	7.890917	9.962231	26.25%	0	2009
	12.052206	7.890917	-34.53%	0	2008
	12.631858	12.052206	-4.59%	0	2007
	11.046037	12.631858	14.36%	0	2006
	10.602359	11.046037	4.18%	0	2005

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	8.346794	8.995750	7.77%	0	2010
	6.555682	8.346794	27.32%	0	2009
	10.000000	6.555682	-34.44%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	15.517849	17.825738	14.87%	0	2010
	9.195648	15.517849	68.75%	0	2009
	19.877955	9.195648	-53.74%	0	2008
	15.802849	19.877955	25.79%	0	2007
	12.612849	15.802849	25.29%	0	2006
	10.670957	12.612849	18.20%	0	2005

75

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	11.527799	12.215949	5.97%	0	2010
	8.605442	11.527799	33.96%	0	2009
	14.766218	8.605442	-41.72%	0	2008
	13.085284	14.766218	12.85%	0	2007
	11.021895	13.085284	18.72%	0	2006
	10.157275	11.021895	8.51%	0	2005

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	11.534702	12.223272	5.97%	0	2010
	8.600882	11.534702	34.11%	0	2009
	14.761894	8.600882	-41.74%	0	2008
	13.082705	14.761894	12.84%	0	2007
	11.018254	13.082705	18.74%	0	2006
	10.152643	11.018254	8.53%	0	2005

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	14.033895	15.690918	11.81%	0	2010
	12.096468	14.033895	16.02%	0	2009
	11.651706	12.096468	3.82%	0	2008
	10.736780	11.651706	8.52%	0	2007
	9.733150	10.736780	10.31%	0	2006
	9.908439	9.733150	-1.77%	0	2005

Invesco - Invesco V.I. Capital Appreciation Fund: Series II - Q/NQ	8.234464	9.273265	12.62%	1,396	2010
	6.978209	8.234464	18.00%	1,598	2009
	12.443275	6.978209	-43.92%	1,806	2008
	11.394373	12.443275	9.21%	2,021	2007
	10.990161	11.394373	3.68%	597	2006
	10.232623	10.990161	7.40%	673	2005

Invesco - Invesco V.I. Capital Development Fund: Series II - Q/NQ	10.331102	11.964315	15.81%	2,269	2010
	7.443382	10.331102	38.80%	2,412	2009
	14.403113	7.443382	-48.32%	3,361	2008
	13.330346	14.403113	8.05%	4,114	2007
	11.729530	13.330346	13.65%	2,992	2006
	11.001029	11.729530	6.62%	0	2005

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	19.438614	20.650009	6.23%	0	2010
	16.304804	19.438614	19.22%	0	2009*

76

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	12.764091	13.490132	5.69%	0	2010
	10.397776	12.764091	22.76%	0	2009
	12.672454	10.397776	-17.95%	0	2008
	11.756284	12.672454	7.79%	0	2007
	10.891752	11.756284	7.94%	0	2006
	10.468329	10.891752	4.04%	0	2005

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	8.357247	8.698640	4.08%	45,512	2010
	5.855251	8.357247	42.73%	29,373	2009
	10.756603	5.855251	-45.57%	13,016	2008
	8.054624	10.756603	33.55%	2,484	2007
	7.551143	8.054624	6.67%	0	2006
	7.253447	7.551143	4.10%	0	2005

Janus Aspen Series- Global Technology Portfolio: Service II Shares - Q/NQ	12.513050	13.993410	11.83%	0	2010*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	3.684847	4.480795	21.60%	0	2010
	2.402631	3.684847	53.37%	0	2009
	4.387219	2.402631	-45.24%	0	2008
	3.688412	4.387219	18.95%	0	2007
	3.499173	3.688412	5.41%	0	2006
	3.112792	3.499173	12.41%	0	2005

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	22.233227	27.173549	22.22%	0	2010
	12.701447	22.233227	75.04%	0	2009
	27.191319	12.701447	-53.29%	0	2008
	21.722217	27.191319	25.18%	0	2007
	15.147332	21.722217	43.41%	0	2006
	11.987487	15.147332	26.36%	0	2005

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	12.692466	15.511202	22.21%	0	2010
	7.251003	12.692466	75.04%	0	2009
	15.529146	7.251003	-53.31%	0	2008
	12.410984	15.529146	25.12%	0	2007
	8.658372	12.410984	43.34%	0	2006
	6.854996	8.658372	26.31%	0	2005

77

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	10.465111	11.472905	9.63%	207	2010
	7.696834	10.465111	35.97%	234	2009
	12.495010	7.696834	-38.40%	262	2008
	11.514701	12.495010	8.51%	292	2007
	10.977206	11.514701	4.90%	619	2006
	10.597673	10.977206	3.58%	1,680	2005

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	11.486745	12.487881	8.72%	28,652	2010
	9.596586	11.486745	19.70%	18,017	2009
	14.597459	9.596586	-34.26%	11,176	2008
	13.881187	14.597459	5.16%	9,678	2007
	11.783442	13.881187	17.80%	10,279	2006
	11.583355	11.783442	1.73%	4,127	2005

NVIT American Century NVIT Growth Fund: Class I - Q/NQ	4.866360	5.672554	16.57%	0	2010
	3.729893	4.866360	30.47%	0	2009
	6.225656	3.729893	-40.09%	0	2008
	5.328316	6.225656	16.84%	0	2007
	5.133976	5.328316	3.79%	0	2006
	4.994482	5.133976	2.79%	0	2005

NVIT American Century NVIT Multi Cap Value Fund: Class I - Q/NQ	12.375183	13.725695	10.91%	28,463	2010
	10.000000	12.375183	23.75%	185	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	8.933259	9.781789	9.50%	188,212	2010
	7.405025	8.933259	20.64%	200,510	2009
	10.787854	7.405025	-31.36%	134,024	2008
	10.398894	10.787854	3.74%	74,383	2007
	10.000000	10.398894	3.99%	12,877	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.091602	10.455502	3.61%	41,028	2010
	9.205400	10.091602	9.63%	44,255	2009
	10.448842	9.205400	-11.90%	40,076	2008
	10.381087	10.448842	0.65%	36,190	2007
	10.000000	10.381087	3.81%	13,829	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	9.910942	10.782936	8.80%	0	2010
	7.160160	9.910942	38.42%	0	2009
	11.937617	7.160160	-40.02%	0	2008
	10.679747	11.937617	11.78%	0	2007
	10.000000	10.679747	6.80%	0	2006*

78

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	8.259444	9.542654	15.54%	86,695	2010
	6.088358	8.259444	35.66%	70,852	2009
	11.165468	6.088358	-45.47%	58,094	2008
	10.209164	11.165468	9.37%	49,602	2007
	10.000000	10.209164	2.09%	18,241	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.535100	8.174079	8.48%	101,738	2010
	5.898318	7.535100	27.75%	90,557	2009
	9.742939	5.898318	-39.46%	25,475	2008
	10.000000	9.742939	-2.57%	9,068	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	13.187222	14.586321	10.61%	0	2010
	9.240153	13.187222	42.72%	0	2009
	13.127264	9.240153	-29.61%	0	2008
	13.022843	13.127264	0.80%	0	2007
	12.044579	13.022843	8.12%	0	2006
	11.822602	12.044579	1.88%	0	2005

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.360424	12.566358	10.62%	0	2010
	7.955693	11.360424	42.80%	0	2009
	11.319528	7.955693	-29.72%	0	2008
	11.225838	11.319528	0.83%	0	2007
	10.382986	11.225838	8.12%	0	2006
	10.201189	10.382986	1.78%	0	2005

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	7.631379	8.624038	13.01%	2,758	2010
	5.103952	7.631379	49.52%	1,647	2009
	10.000000	5.103952	-48.96%	1,059	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	7.823806	9.451376	20.80%	3,501	2010
	6.085016	7.823806	28.57%	3,880	2009
	10.000000	6.085016	-39.15%	920	2008*

NVIT NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ	7.976604	8.963415	12.37%	0	2010
	6.316145	7.976604	26.29%	0	2009
	10.000000	6.316145	-36.84%	0	2008*

NVIT NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ	9.216039	9.946216	7.92%	22,105	2010
	7.868519	9.216039	17.13%	23,912	2009
	10.000000	7.868519	-21.31%	0	2008*

79

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ	8.679150	9.535070	9.86%	17,690	2010
	7.150952	8.679150	21.37%	18,535	2009
	10.000000	7.150952	-28.49%	0	2008*

NVIT NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ	9.955686	10.393550	4.40%	31,983	2010
	9.011472	9.955686	10.48%	2,263	2009
	10.000000	9.011472	-9.89%	0	2008*

NVIT NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ	8.948011	9.741351	8.87%	118,591	2010
	7.506482	8.948011	19.20%	116,829	2009
	10.000000	7.506482	-24.94%	0	2008*

NVIT NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ	8.401560	9.305852	10.76%	130,329	2010
	6.790204	8.401560	23.73%	136,343	2009
	10.000000	6.790204	-32.10%	3,285	2008*

NVIT NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ	9.485717	10.109999	6.58%	13,233	2010
	8.246084	9.485717	15.03%	1,507	2009
	10.000000	8.246084	-17.54%	1,581	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.416211	10.900368	4.65%	9,052	2010
	9.795461	10.416211	6.34%	9,966	2009
	10.000000	9.795461	-2.05%	8,590	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	11.130830	11.763273	5.68%	3,777	2010
	9.779546	11.130830	13.82%	3,440	2009
	10.000000	9.779546	-2.20%	435	2008*

NVIT NVIT Emerging Markets Fund: Class I - Q/NQ	20.616718	23.413276	13.56%	0	2010
	12.914454	20.616718	59.64%	0	2009
	31.281790	12.914454	-58.72%	0	2008
	21.984674	31.281790	42.29%	0	2007
	16.449238	21.984674	33.65%	0	2006
	13.485149	16.449238	21.98%	0	2005

80

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Emerging Markets Fund: Class III - Q/NQ	23.078165	26.217405	13.60%	0	2010
	14.441239	23.078165	59.81%	0	2009
	35.036225	14.441239	-58.78%	0	2008
	24.628457	35.036225	42.26%	0	2007
	18.437248	24.628457	33.58%	0	2006
	15.099319	18.437248	22.11%	0	2005

NVIT NVIT Government Bond Fund: Class I - Q/NQ	14.287140	14.633524	2.42%	63,796	2010
	14.233310	14.287140	0.38%	73,256	2009
	13.517369	14.233310	5.30%	53,201	2008
	12.906278	13.517369	4.73%	53,421	2007
	12.775650	12.906278	1.02%	49,051	2006
	12.846235	12.775650	-0.55%	35,878	2005

NVIT NVIT International Equity Fund: Class I - Q/NQ	9.681307	10.721499	10.74%	0	2010
	7.634898	9.681307	26.80%	0	2009
	14.480003	7.634898	-47.27%	0	2008
	11.651986	14.480003	24.27%	0	2007
	8.964258	11.651986	29.98%	0	2006
	7.284758	8.964258	23.05%	0	2005

NVIT NVIT International Equity Fund: Class VI - Q/NQ	6.864350	7.582552	10.46%	0	2010
	5.424728	6.864350	26.54%	0	2009
	10.000000	5.424728	-45.75%	0	2008*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	8.073743	8.476116	4.98%	0	2010
	6.422245	8.073743	25.72%	0	2009
	11.545296	6.422245	-44.37%	0	2008
	10.798640	11.545296	6.91%	0	2007
	10.000000	10.798640	7.99%	0	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	11.229930	12.583341	12.05%	11,036	2010
	9.031394	11.229930	24.34%	10,230	2009
	14.629797	9.031394	-38.27%	10,559	2008
	14.126678	14.629797	3.56%	19,623	2007
	12.365120	14.126678	14.25%	17,246	2006
	11.734544	12.365120	5.37%	0	2005

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.464785	12.306842	7.34%	2,280	2010
	10.000000	11.464785	14.65%	2,369	2009*

81

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.020578	13.163898	9.51%	4,526	2010
	10.000000	12.020578	20.21%	1,498	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.226634	11.620753	3.51%	23,418	2010
	10.528544	11.226634	6.63%	35,631	2009
	11.461211	10.528544	-8.14%	34,237	2008
	11.127671	11.461211	3.00%	31,081	2007
	10.722170	11.127671	3.78%	26,332	2006
	10.651109	10.722170	67.00%	29,431	2005

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.379824	12.337950	8.42%	303,497	2010
	9.771858	11.379824	16.46%	312,973	2009
	13.016218	9.771858	-24.93%	335,447	2008
	12.604126	13.016218	3.27%	347,149	2007
	11.578857	12.604126	8.85%	282,174	2006
	11.267564	11.578857	2.76%	107,943	2005

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	11.439275	12.617200	10.30%	205,777	2010
	9.407785	11.439275	21.59%	229,752	2009
	14.028309	9.407785	-32.94%	255,915	2008
	13.521373	14.028309	3.75%	277,999	2007
	12.075809	13.521373	11.97%	252,309	2006
	11.570960	12.075809	4.36%	209,054	2005

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.447776	12.143332	6.08%	45,573	2010
	10.222697	11.447776	11.98%	32,658	2009
	12.310070	10.222697	-16.96%	20,739	2008
	11.897824	12.310070	3.46%	18,823	2007
	11.225416	11.897824	5.99%	21,701	2006
	11.036455	11.225416	1.71%	20,655	2005

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	13.525433	16.685667	23.37%	14,961	2010
	10.117884	13.525433	33.68%	12,892	2009
	16.291811	10.117884	-37.90%	9,138	2008
	15.497335	16.291811	5.13%	10,162	2007
	14.426404	15.497335	7.42%	8,585	2006
	13.669005	14.426404	5.54%	8,269	2005

82

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.313905	10.081859	-2.25%	42,224	2010
	10.546883	10.313905	-2.21%	59,118	2009
	10.572523	10.546883	-0.24%	70,927	2008
	10.322500	10.572523	2.42%	30,727	2007
	10.101803	10.322500	2.18%	34,332	2006
	10.058320	10.101803	0.43%	7,838	2005

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	13.045048	14.101705	8.10%	0	2010
	10.729363	13.045048	21.58%	0	2009
	13.271150	10.729363	-19.15%	0	2008
	12.978045	13.271150	2.26%	0	2007
	12.663264	12.978045	2.49%	0	2006
	12.648443	12.663264	0.12%	0	2005

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	8.066876	8.992388	11.47%	0	2010
	6.047611	8.066876	33.39%	0	2009
	10.000000	6.047611	-39.52%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class II - Q/NQ	8.904774	9.217669	3.51%	0	2010
	7.034117	8.904774	26.59%	0	2009
	13.445992	7.034117	-47.69%	0	2008
	13.394458	13.445992	0.38%	0	2007
	11.194114	13.394458	19.66%	0	2006
	10.161326	11.194114	10.16%	0	2005

NVIT NVIT Multi-Manager International Value Fund: Class VI - Q/NQ	9.926964	10.271499	3.47%	0	2010
	7.842591	9.926964	26.58%	0	2009
	14.983816	7.842591	-47.66%	0	2008
	14.927872	14.983816	0.37%	0	2007
	12.475221	14.927872	19.66%	0	2006
	11.316795	12.475221	10.24%	0	2005

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	7.951875	8.978726	12.91%	19,430	2010
	6.268363	7.951875	26.86%	948	2009
	10.000000	6.268363	-37.32%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ	10.000000	10.356508	3.57%	0	2010*

83

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.787385	8.582541	10.21%	5,502	2010
	6.252676	7.787385	24.54%	5,769	2009
	10.000000	6.252676	-37.47%	472	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	7.685308	9.527355	23.97%	23,492	2010
	6.184777	7.685308	24.26%	25,335	2009
	10.000000	6.184777	-38.15%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.488366	9.926538	16.94%	4,139	2010
	6.655774	8.488366	27.53%	4,226	2009
	10.000000	6.655774	-33.44%	458	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	4.771711	5.851466	22.63%	0	2010
	3.829839	4.771711	24.59%	0	2009
	7.312826	3.829839	-47.63%	0	2008
	6.817362	7.312826	7.27%	0	2007
	6.757209	6.817362	0.89%	0	2006
	6.246511	6.757209	8.18%	0	2005

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	14.831548	18.355342	23.76%	0	2010
	12.021534	14.831548	23.37%	0	2009
	18.127074	12.021534	-33.68%	0	2008
	19.920154	18.127074	-9.00%	0	2007
	17.372951	19.920154	14.66%	0	2006
	17.062224	17.372951	1.82%	0	2005

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	11.322815	13.870755	22.50%	0	2010
	8.599322	11.322815	31.67%	0	2009
	14.233228	8.599322	-39.58%	0	2008
	14.258693	14.233228	-0.18%	0	2007
	13.018755	14.258693	9.52%	0	2006
	12.152595	13.018755	7.13%	0	2005

NVIT NVIT Nationwide Fund: Class I - Q/NQ	7.981931	8.851882	10.90%	53,761	2010
	6.475718	7.981931	23.26%	58,949	2009
	11.335692	6.475718	-42.87%	59,521	2008
	10.720914	11.335692	5.73%	63,499	2007
	9.651649	10.720914	11.08%	59,307	2006
	9.334508	9.651649	3.40%	41,736	2005

84

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Real Estate Fund: Class I - Q/NQ	7.111931	9.050421	27.26%	0	2010
	5.561032	7.111931	27.89%	0	2009
	10.000000	5.561032	-44.39%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.253900	10.265736	0.12%	42,223	2010
	9.793605	10.253900	4.70%	48,677	2009
	10.000000	9.793605	-2.06%	406	2008*

NVIT NVIT Worldwide Leaders Fund: Class I - Q/NQ	8.512289	9.274447	8.95%	0	2010
	6.966364	8.512289	22.19%	0	2009
	12.805068	6.966364	-45.60%	0	2008
	10.926954	12.805068	17.19%	0	2007
	8.879540	10.926954	23.06%	0	2006
	7.697239	8.879540	15.36%	0	2005

NVIT NVIT Worldwide Leaders Fund: Class VI - Q/NQ	13.214910	14.369507	8.74%	0	2010
	10.000000	13.214910	32.15%	0	2009*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class II - Q/NQ	12.863233	13.680470	6.35%	186,719	2010
	10.000000	12.863233	28.63%	10,438	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.838018	13.345750	3.95%	0	2010
	10.000000	12.838018	29.25%	0	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	6.742362	7.630293	13.17%	13,978	2010
	5.365695	6.742362	25.66%	18,159	2009
	8.712249	5.365695	-38.41%	18,732	2008
	9.115994	8.712249	-4.43%	21,300	2007
	8.045521	9.115994	13.31%	23,236	2006
	7.855041	8.045521	2.42%	24,487	2005

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.502722	9.779855	2.92%	26,697	2010
	8.578190	9.502722	10.78%	20,203	2009
	10.136974	8.578190	-15.38%	19,527	2008
	9.899222	10.136974	2.40%	11,873	2007
	9.718098	9.899222	1.86%	12,743	2006
	9.750570	9.718098	-0.33%	12,956	2005

85

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	9.428093	11.023563	16.92%	0	2010
	7.857286	9.428093	19.99%	0	2009
	13.280979	7.857286	-40.84%	0	2008
	13.518806	13.280979	-1.76%	0	2007
	13.139124	13.518806	2.89%	0	2006
	12.655090	13.139124	3.82%	0	2005

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	10.413252	12.505627	20.09%	2,867	2010
	8.105646	10.413252	28.47%	3,126	2009
	13.693921	8.105646	-40.81%	4,298	2008
	13.019610	13.693921	5.18%	2,756	2007
	11.713378	13.019610	11.15%	1,798	2006
	11.040918	11.713378	6.09%	1,634	2005

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	17.573225	19.922321	13.37%	0	2010
	12.869095	17.573225	36.55%	0	2009
	22.014470	12.869095	-41.54%	0	2008
	21.181587	22.014470	3.93%	0	2007
	18.411069	21.181587	15.05%	0	2006
	16.487375	18.411069	11.67%	0	2005

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	10.750875	12.186992	13.36%	0	2010
	7.868788	10.750875	36.63%	0	2009
	13.459419	7.868788	-41.54%	0	2008
	12.952450	13.459419	3.91%	0	2007
	11.257951	12.952450	15.05%	0	2006
	10.081789	11.257951	11.67%	0	2005

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ	2.452830	2.739820	11.70%	0	2010
	1.984921	2.452830	23.57%	0	2009
	9.503199	1.984921	-79.11%	0	2008
	10.000000	9.503199	-4.97%	0	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	2.730882	3.054960	11.87%	0	2010
	2.218114	2.730882	23.12%	0	2009
	10.591245	2.218114	-79.06%	0	2008
	10.887437	10.591245	-2.72%	0	2007
	10.196578	10.887437	6.78%	0	2006
	10.100487	10.196578	0.95%	0	2005

86

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	7.423529	8.425534	13.50%	20,863	2010
	5.919937	7.423529	25.40%	22,189	2009
	9.843152	5.919937	-39.86%	13,355	2008
	9.644314	9.843152	2.06%	14,258	2007
	8.576947	9.644314	12.44%	9,459	2006
	8.315771	8.576947	3.14%	2,450	2005

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	10.165804	12.228430	20.29%	0	2010
	7.597639	10.165804	33.80%	0	2009
	12.537743	7.597639	-39.40%	0	2008
	13.009062	12.537743	-3.62%	0	2007
	11.606399	13.009062	12.09%	0	2006
	10.846787	11.606399	7.00%	0	2005

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth/VA: Non-Service Shares - Q/NQ	3.847818	4.794398	24.60%	0	2010
	2.968443	3.847818	29.62%	0	2009
	5.962681	2.968443	-50.22%	0	2008
	5.737368	5.962681	3.93%	0	2007
	5.700607	5.737368	0.64%	0	2006
	5.295116	5.700607	7.66%	0	2005

PIMCO Variable Insurance Trust - Foreign Bond Fund (Unhedged): Administrative Class - Q/NQ	10.800810	11.547299	6.91%	0	2010
	10.000000	10.800810	8.01%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.879769	11.186479	2.82%	18,716	2010
	10.000000	10.879769	8.80%	5,885	2009*

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	8.554994	9.565019	11.81%	0	2010
	6.741994	8.554994	26.89%	0	2009
	11.251494	6.741994	-40.08%	0	2008
	12.251855	11.251494	-8.16%	0	2007
	10.812637	12.251855	13.31%	0	2006
	10.642309	10.812637	1.60%	0	2005

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	9.872685	10.618332	7.55%	0	2010
	8.103753	9.872685	21.83%	0	2009*

87

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	11.793272	13.925797	18.08%	0	2010
	7.361108	11.793272	60.21%	0	2009
	11.959842	7.361108	-38.45%	0	2008
	11.596483	11.959842	3.13%	0	2007
	11.251140	11.596483	3.07%	0	2006
	10.795010	11.251140	4.23%	0	2005

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ	9.443119	10.477157	10.95%	0	2010

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.133021	10.584401	4.45%	11,167	2010
	9.477206	10.133021	6.92%	12,045	2009
	10.827458	9.477206	-12.47%	10,655	2008
	10.528615	10.827458	2.84%	7,267	2007
	10.399944	10.528615	1.24%	9,595	2006
	10.358167	10.399944	0.40%	9,713	2005

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	22.086056	23.693190	7.28%	0	2010
	17.352177	22.086056	27.28%	0	2009
	20.878662	17.352177	-16.89%	0	2008
	20.052000	20.878662	4.12%	0	2007
	18.511634	20.052000	8.32%	0	2006
	17.482734	18.511634	5.89%	0	2005

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ	16.140102	20.012106	23.99%	0	2010
	7.745238	16.140102	108.39%	0	2009
	22.499126	7.745238	-65.58%	0	2008
	16.727451	22.499126	34.50%	0	2007
	12.266817	16.727451	36.36%	0	2006
	10.147224	12.266817	20.89%	0	2005

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ	32.068624	40.512456	26.33%	0	2010
	20.825181	32.068624	53.99%	0	2009
	39.546906	20.825181	-47.34%	0	2008
	27.836326	39.546906	42.07%	0	2007
	22.873047	27.836326	21.70%	0	2006
	17.911877	22.873047	27.70%	0	2005

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund - Q/NQ	13.002801	16.113447	23.92%	0	2010
	10.000000	13.002801	30.03%	0	2009*

88

Appendix E: Contract Types and Tax Information

Types of Contracts

The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue (the " Code ") .  Following is a general description of the various contract types.  Eligibility requirements, tax benefits (if any) limitations, and other features of the contracts will differ depending on contract type.

Non-Qualified Contracts

A Non-Qualified Contract is a contract that does not qualify for certain tax benefits under the Code, and which is not an IRA, Roth IRA or Tax Sheltered Annuity.

Upon the death of the owner of a Non-Qualified Contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required statutory period.

Non-Qualified Contracts that are owned by natural persons allow for the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed.  Non-Qualified Contracts that are not immediate annuities and  are owned by non-natural persons, such as trusts, corporations and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an "agent" of a natural person.

For this purpose, the Internal Revenue Service has indicated that an immediate annuity that is acquired through a 1035 tax-free exchange from a life insurance, endowment, or deferred annuity contract may not be treated as an immediate annuity for income tax purposes.

Individual Retirement Annuities ("IRAs")

Individual Retirement Annuities are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the Contract Owner is younger than age 50, the annual premium cannot exceed $5,000; if the Contract Owner is age 50 or older, the annual premium cannot exceed $6,000 (although rollovers of greater amounts from qualified plans, Tax Sheltered Annuities and other IRAs can be received);

•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

IRAs may receive rollover contributions from Individual Retirement Accounts, other IRAs, Tax Sheltered Annuities, certain 457 government plans, and qualified retirement plans (including 401(k) plans).

When the owner of an Individual Retirement Contract attains the age of 70 ½, the Code requires that certain minimum distributions must be made. Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distribution may exceed the Contract Value. In addition, upon the death of the owner of an Individual Retirement Contract, mandatory distribution requirements are imposed by the Code, to ensure distribution of the entire balance in the contract within a required statutory period.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established and the annuity contract's IRA endorsement.

As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.

Roth IRAs

Roth IRA contracts are contracts that satisfy the requirements of Section 408A of the Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the Contract Owner is younger than age 50, the annual premium cannot exceed $5,000; if the Contract Owner is age 50 or older, the annual premium cannot exceed $6,000  (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or another eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

89

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to rollover amounts from an individual retirement plan or eligible retirement plan to a Roth IRA.

For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the contract's IRA endorsement and the annuity contract's IRA endorsement.

Tax Sheltered Annuities

Certain tax-exempt organizations (described in Section 501(c)(3) of the Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees.  These annuity contracts are often referred to as Tax Sheltered Annuities.

Purchase payments made to Tax Sheltered Annuities are excludable from the employee's income, up to statutory maximum amounts.  These amounts should be set forth in the plan adopted by the employer.

Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).

The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.

When the owner of a Tax Sheltered Annuity attains the age of 70 ½, the Code requires that certain minimum distributions must be made.  Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distribution may exceed the Contract Value.  In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code, to ensure distribution of the entire balance in the contract within a required statutory period.

Final 403(b) Regulations issued by the Internal Revenue Service impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another.  Nationwide will no longer issue or accept applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity contracts used for salary reduction plans not subject to ERISA.  Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements.  You should check with your employer to ensure that these requirements will be satisfied in a timely manner.

Federal Tax Considerations

Federal Income Taxes

The tax consequences of purchasing a contract described in this prospectus will depend on:

•	the type of contract purchased;

•	the purposes for which the contract is purchased; and

•	the personal circumstances of individual investors having interests in the contracts.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation.  Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment.  In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment.  The Internal Revenue Service has also indicated that exceeding 20 Investment Options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment.  The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment.  Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, Nationwide will take whatever steps are available to remain in compliance.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401 and 408(a), of the Code), tax advantages enjoyed by the Contract Owner and/or Annuitant may relate to participation in the plan rather than ownership of the annuity contract.  Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus .  In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes.  Nothing in this prospectus should be considered to be tax advice.   Purchasers and prospective purchasers of the contract should consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.

90

IRAs

Distributions from IRAs are generally taxed as ordinary income when received.  If any of the amounts contributed to the Individual Retirement Annuity was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.

If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax, and an additional penalty tax of 10% is generally applicable.  The 10% penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	used for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the Contract Owner dies before the contract is completely distributed, the balance will be included in the Contract Owner's gross estate for tax purposes.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions."  A "qualified distribution" is 1 that satisfies the 5 -year rule and meets 1 of the following requirements:

•	it is made on or after the date on which the Contract Owner attains age 59½;

•	it is made to a beneficiary (or the Contract Owner's estate) on or after the death of the Contract Owner;

•	it is attributable to the Contract Owner's disability; or

•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The 5 -year rule generally is satisfied if the distribution is not made within the 5- year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not included in gross income for federal income tax purposes.

A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA.  Any non-qualified distribution in excess of total contributions is includable in the Contract Owner's gross income as ordinary income in the year that it is distributed to the Contract Owner.

Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%.  The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the Contract Owner dies before the contract is completely distributed, the balance will be included in the Contract Owner's gross estate for tax purposes.

Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received.  A portion of each distribution after the annuitization date is excludable from income based on a formula established pursuant to the Code.  The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered.  Thereafter all distributions are fully taxable.

If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%.  The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or

•	made to the owner after separation from service with his or her employer after age 55.

A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable.  However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.

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If the Contract Owner dies before the contract is completely distributed, the balance will be included in the Contract Owner's gross estate for tax purposes.

Non-Qualified Contracts - Natural Persons as Contract Owners

Generally, the income earned inside a non - qualified annuity contract that is owned by a natural person is not taxable until it is distributed from the contract.

Distributions before the annuitization date are taxable to the Contract Owner to the extent that the cash value of the contract exceeds the Contract Owner's investment in the contract at the time of the distribution.  In general, the investment in the contract is equal to the purchase payments made with after-tax dollars.  Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged, amounts borrowed from the contract, or any portion of the contract that is transferred by gift.  For these purposes, a transfer by gift may occur upon annuitization if the Contract Owner and the Annuitant are not the same individual.

With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income.  The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the Contract Owner's investment in the contract, divided by the expected return on the contract.  Once the entire investment in the contract is recovered, all distributions are fully includable in income.  The maximum amount excludable from income is the investment in the contract.  If the Annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the Annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company to the same Contract Owner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982.  For those contracts, distributions that are made prior to the annuitization date are treated first as a recovery of the investment in the contract as of that date.  A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½.  The amount of the penalty is 10% of the portion of any distribution that is includable in gross income.  The penalty tax does not apply if the distribution is:

•	the result of a Contract Owner's death;

•	the result of a Contract Owner's disability (as defined in the Code);

•
one of a series of substantially equal periodic payments made over the life (or life expectancy) of the Contract Owner or the joint lives (or joint life expectancies) of the Contract Owner and the beneficiary selected by the Contract Owner to receive payment under the annuity payment option selected by the Contract Owner; or

•	is allocable to an investment in the contract before August 14, 1982.

If the Contract Owner dies before the contract is completely distributed, the balance will be included in the Contract Owner's gross estate for tax purposes.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of non - qualified contracts owned by individuals.  Different rules (the so-called "non-natural persons" rules) apply if the Contract Owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts under the Code.  Therefore, income earned under a non - qualified contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned.  Taxation is not deferred, even if the income is not distributed out of the contract.  The income is taxable as ordinary income, not capital gain.

The non-natural persons rules do not apply to all entity-owned contracts.  For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual.  This would cause the contract to be treated as an annuity under the Code, allowing tax deferral.  However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural persons rules also do not apply to contracts that are:

•	acquired by the estate of a decedent by reason of the death of the decedent;

•	issued in connection with certain qualified retirement plans and individual retirement plans;

•	purchased by an employer upon the termination of certain qualified retirement plans; or

•	immediate annuities within the meaning of Section 72(u) of the Code.

If the Annuitant dies before the contract is completely distributed, the balance may be included in the Annuitant's gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the Annuitant.

Exchanges

As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property.  However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts.  If the exchange includes the receipt of property in addition to

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another annuity contract, such as cash, special rules may cause a portion of the transaction to be taxable.

Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal

In March 2008, the IRS issued Rev. Proc. 2008-24, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract.  A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under Section 1035 of the Code if, for a period of at least 12 months from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange.  In addition, the tax-free status of the exchange may still be preserved despite a distribution or surrender from either contract if the Contract Owner can show that between the date of the direct transfer and the distribution or surrender, one of the conditions described under Section 72(q)(2) of the Code that would exempt the distribution from the 10% early distribution penalty (such as turning age 59½, or becoming disabled; but not a series of substantially equal periodic payments or an immediate annuity) or "other similar life event" such as divorce or loss of employment occurred.  Absent a showing of such an occurrence, Rev. Proc. 2008-24 concludes that the direct transfer would fail to qualify as a tax-free 1035 exchange, and the full amount transferred from the original contract would be treated as a taxable distribution, followed by the purchase of a new annuity contract.  Rev. Proc. 2008-24 applies to direct transfers completed on or after June 30, 2008.  Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.

Same-Sex Marriages, Domestic Partnership and Other Similar Relationships

Pursuant to Section 3 of the federal Defense of Marriage Act ("DOMA"), same-sex marriages currently are not recognized for purposes of federal law.  Therefore, the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Code Sections 72(s) and 401(a)(9) are currently NOT available to a same-sex spouse.  Same-sex spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax advisor.  To the extent that an annuity contract or certificate accords to spouses other rights or benefits that are not affected by DOMA, same-sex spouses remain entitled to such rights or benefits to the same extent as any annuity holder's spouse.

Withholding

Pre-death distributions from the contracts are subject to federal income tax.  Nationwide will withhold the tax from the distributions unless the Contract Owner requests otherwise.  If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:

•
the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in Section 457(e)(1)(A) or individual retirement plans ; or

•	the distribution satisfies the minimum distribution requirements imposed by the Code.

In addition, under some circumstances, the Code will not permit Contract Owners to waive withholding.  Such circumstances include:

•	if the payee does not provide Nationwide with a taxpayer identification number; or

•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.

If a Contract Owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding.  The mandatory back-up withholding rate is established by Section 3406 of the Code and is applied against the amount of income that is distributed.

Non-Resident Aliens

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.

Nationwide is required to withhold this amount and send it to the Internal Revenue Service.  Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies.  In order to obtain the benefits of such a treaty, the non-resident alien must:

(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and

(2)	provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another exemption from the 30% withholding rate is for the non-resident alien to provide Nationwide with sufficient evidence that:

(1)	the distribution is connected to the non-resident alien's conduct of business in the United States;

(2)	the distribution is includable in the non-resident alien's gross income for United States federal income tax purposes; and

(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.

Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons, including back-up withholding, which is currently at a rate of 28%, if a correct taxpayer identification number is not provided.

This propsectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien's country of citizenship and/or country of residence.  Purchasers and prospective purchasers should consult a

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financial consultant, tax advisor or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.

Federal Estate, Gift and Generation Skipping Transfer Taxes

The following transfers may be considered a gift for federal gift tax purposes:

•	a transfer of the contract from one Contract Owner to another; or

•	a distribution to someone other than a Contract Owner.

Upon the Contract Owner's death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any.  A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

a)	an individual who is two or more generations younger than the Contract Owner; or

b)	certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not two or more generations younger than the Contract Owner).

If the Contract Owner is not an individual, then for this purpose only, "Contract Owner" refers to any person:

•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

Charge for Tax

Nationwide is not required to maintain a capital gain reserve liability on non - qualified contracts .  If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

Diversification

Code Section 817(h) contains rules on diversification requirements for variable annuity contracts.  A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

•	the failure to diversify was accidental;

•	the failure is corrected; and

•	a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the Contract Owner if the income, for the period the contract was not diversified, had been received by the Contract Owner.

If the violation is not corrected, the Contract Owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract.  Nationwide believes that the investments underlying this contract meet these diversification requirements.

Required Distributions

The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus.  Following is an overview of the required distribution rules applicable to each type of contract.  Please consult a qualified tax or financial advisor for more specific required distribution information.

Required Distributions - General Information

In general, a beneficiary is an individual or other entity that the Contract Owner designates to receive death proceeds upon the Contract Owner's death.  The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the Annuitant, or that are made from non - qualified contracts after the death of the Contract Owner.  A designated beneficiary is a natural person who is designated by the Contract Owner as the beneficiary under the contract.  Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is 0 .

Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.

Required distributions paid upon the death of the Contract Owner are paid to the beneficiary or beneficiaries stipulated by the Contract Owner.  How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries.  For non - qualified contracts , the beneficiaries used in the determination of the distribution period are those in effect on the date of the Contract Owner's death.  For contracts other than non - qualified contracts , the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the Contract Owner's death.  If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period.  Any beneficiary that is not a designated beneficiary has a life expectancy of 0 .

Required Distributions for Non-Qualified Contracts

Code Section 72(s) requires Nationwide to make certain distributions when a Contract Owner dies.  The following distributions will be made in accordance with the following requirements:

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(1)
If any Contract Owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the Contract Owner's death.

(2)
If any Contract Owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the Contract Value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the Contract Owner's death, provided however:

a)
any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary.  Payments must begin within 1- year of the Contract Owner's death unless otherwise permitted by federal income tax regulations; and

b)
if the designated beneficiary is the surviving spouse of the deceased , the spouse can choose to become the Contract Owner instead of receiving a death benefit.  Any distributions required under these distribution rules will be made upon that spouse's death.

In the event that the Contract Owner is not a natural person (e.g., a trust or corporation), for purposes of these distribution provisions:

(a)	the death of the Annuitant will be treated as the death of a Contract Owner;

(b)	any change of Annuitant will be treated as the death of a Contract Owner; and

(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the by reason of Section 72(s)(5) or any other law or rule.

Required Distributions for Tax Sheltered Annuities, IRAs, and Roth IRAs

Distributions from a Tax Sheltered Annuity or IRA must begin no later than April 1 st of the calendar year following the calendar year in which the Contract Owner reaches age 70½.  Distributions may be paid in a lump sum or in substantially equal payments over:

(a)	the life of the Contract Owner or the joint lives of the Contract Owner and the Contract Owner's designated beneficiary; or

(b)
a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the Contract Owner and a person 10 years younger than the Contract Owner.  If the designated beneficiary is the spouse of the Contract Owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the Contract Owner and the Contract Owner's spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.

For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the Contract Owner.

For IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA of the Contract Owner.

If the Contract Owner's entire interest in a Tax Sheltered Annuity or IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date.  The required beginning date is April 1 st of the calendar year following the calendar year in which the Contract Owner reaches age 70½.  The rules for Roth IRAs do not require distributions to begin during the Contract Owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the Contract Value.

If the Contract Owner dies before the required beginning date (in the case of a Tax Sheltered Annuity or IRA) or before the entire Contract Value is distributed (in the case of a Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a)
if the designated beneficiary is the Contract Owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the Contract Owner's death.  For calendar years after the death of the Contract Owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by 1 for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

(b)
if the designated beneficiary is not the Contract Owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the Contract Owner's death, reduced by 1 for each calendar year that elapsed thereafter; and

(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 st of the 5 th year following the Contract Owner's death.

If the Contract Owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity or IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a)
if the designated beneficiary is the Contract Owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the Contract Owner's death.  For

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calendar years after the death of the Contract Owner's surviving spouse, the applicable distribution period is the greater of (a) the Contract Owner's remaining life expectancy using the Contract Owner's birthday in the calendar year of the Contract Owner's death, reduced by 1 for each year thereafter; or (b) the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by 1 for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

(b)
if the designated beneficiary is not the Contract Owner's surviving spouse, the applicable distribution period is the greater of (a) the Contract Owner's remaining life expectancy using the Contract Owner's birthday in the calendar year of the Contract Owner's death, reduced by 1 for each year thereafter; or (b) the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the Contract Owner's death, reduced by 1 for each calendar year that elapsed thereafter; and

(c)
if there is no designated beneficiary, the applicable distribution period is the Contract Owner's remaining life expectancy using the Contract Owner's birthday in the calendar year of the Contract Owner's death, reduced by 1 for each year thereafter.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

For IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates.  The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution.  The owner of an IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs.

Distributions from Roth IRAs may be either taxable or non - taxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."

Tax Changes

The foregoing tax information is based on Nationwide's understanding of federal tax laws.  It is NOT intended as tax advice.   All information is subject to change without notice.   You should consult with your personal tax and/or financial advisor for more information.

In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted.  EGTRRA made numerous changes to the Code, including the following:

•	generally lowering federal income tax rates;

•	increasing the amounts that may be contributed to various retirement plans, such as individual retirement plans, Tax Sheltered Annuities and Qualified Plans;

•
increasing the portability of various retirement plans by permitting individual retirement plans, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;

•	eliminating and/or reducing the highest federal estate tax rates;

•	increasing the estate tax credit; and

•	for persons dying after 2009, repealing the estate tax.

In 2006, the Pension Protection Act of 2006 made permanent the EGTRRA provisions noted above that increase the amounts that may be contributed to various retirement plans and that increase the portability of various retirement plans.  However, all of the other changes resulting from EGTRRA were scheduled to "sunset," or become ineffective, after December 31, 2010 unless they are extended by additional legislation.  The sunset date for many of these provisions was extended to December 31, 2012 by the Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010.  However, if these changes are not further extended (or modified) by new legislation, the Code will be restored to its pre-EGTRRA form after December 31, 2012  This creates uncertainty as to future tax requirements and implications.  Please consult a qualified tax or financial advisor for further information relating to these and other tax issues.

State Taxation

The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus.  Tax rules that apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed.  Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.

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Appendix F: State Variations

Described below are the variations to certain prospectus disclosure resulting from state law or the instruction provided by state insurance authorities as of the date of this prospectus.  Information regarding a state's requirements does not mean that Nationwide currently offers contracts within that jurisdiction.  These variations are subject to change without notice and additional variations may be imposed as required by specific states.  Please contact Nationwide or your registered representative for the most up to date information regarding state variations.

California - For Contracts issued in the State of California, Nationwide will allocate initial purchase payments allocated to the Investment Options to the money market sub-account during the free look period.   See "Right to Examine and Cancel" earlier in this prospectus for more information.  Joint owners are not limited to spouses.  See "Joint Owner" in the "Parties with Interests in the Contract" subsection of "Optional Contract Benefits, Charges and Deductions."

Connecticut - Joint owners are not limited to spouses.  See "Joint Owner" in the "Parties with Interests in the Contract" subsection of "Optional Contract Benefits, Charges and Deductions."

Washington D.C . - Joint owners are not limited to spouses.  See "Joint Owner" in the "Parties with Interests in the Contract" subsection of "Optional Contract Benefits, Charges and Deductions."

Florida - The Assumed Investment Return is limited to 3.5%.  See "Assumed Investment Return" in the "Variable Annuity Payments" subsection of "Annuity Payments."

Hawaii - Joint owners are not limited to spouses.  See "Joint Owner" in the "Parties with Interests in the Contract" subsection of "Optional Contract Benefits, Charges and Deductions."

Iowa - Joint owners are not limited to spouses.  See "Joint Owner" in the "Parties with Interests in the Contract" subsection of "Optional Contract Benefits, Charges and Deductions."

Maryland - Joint owners are not limited to spouses.  See "Joint Owner" in the "Parties with Interests in the Contract" subsection of "Optional Contract Benefits, Charges and Deductions."

Massachusetts - Joint owners are not limited to spouses.  See "Joint Owner" in the "Parties with Interests in the Contract" subsection of "Optional Contract Benefits, Charges and Deductions."

Minnesota - Joint owners are not limited to spouses.  See "Joint Owner" in the "Parties with Interests in the Contract" subsection of "Optional Contract Benefits, Charges and Deductions."

Nevada - Joint owners are not limited to spouses.  See "Joint Owner" in the "Parties with Interests in the Contract" subsection of "Optional Contract Benefits, Charges and Deductions."

New Hampshire - Joint owners are not limited to spouses.  See "Joint Owner" in the "Parties with Interests in the Contract" subsection of "Optional Contract Benefits, Charges and Deductions."

New Jersey - The Assumed Investment Return is limited to 3.5% or 5%.  See "Assumed Investment Return" in the "Variable Annuity Payments" subsection of "Annuity Payments."

If the Single Life With Term Certain Option, Joint And 100% Last Survivor With Term Certain Option, or Term Certain Option is elected, no surrenders other than the scheduled annuity payments are permitted.  See the "Income Options" section.

Joint owners are not limited to spouses.  See "Joint Owner" in the "Parties with Interests in the Contract" subsection of "Optional Contract Benefits, Charges and Deductions."

Multiple deposits into the Contract will not be accepted prior to the Income Start Date.  See "Operation of the Contract."

New York - The Assumed Investment Return is limited to 3.5% or 5%.  See "Assumed Investment Return" in the Variable Annuity Payments subsection of "Annuity Payments."

Joint owners are not limited to spouses.  See "Joint Owner" in the "Parties with Interests in the Contract" subsection of "Optional Contract Benefits, Charges and Deductions."

Oklahoma - The Assumed Investment Return is limited to 3.5% or 5%.  See "Assumed Investment Return" in the Variable Annuity Payments subsection of "Annuity Payments."

Oregon - The Assumed Investment Return is limited to 3.5% or 5%.  See "Assumed Investment Return" in the Variable Annuity Payments subsection of "Annuity Payments."

If the Single Life With Term Certain Option, Joint And 100% Last Survivor With Term Certain Option, or Term Certain Option is elected, no surrenders other than the scheduled annuity payments are permitted.  See the "Income Options" section.

Joint owners are not limited to spouses.  See "Joint Owner" in the "Parties with Interests in the Contract" subsection of "Optional Contract Benefits, Charges and Deductions."

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Pennsylvania - Joint owners are not limited to spouses.  See "Joint Owner" in the "Parties with Interests in the Contract" subsection of "Optional Contract Benefits, Charges and Deductions."

Puerto Rico - Nationwide will not charge premium taxes against the Contract.

Rhode Island - Joint owners are not limited to spouses.  See "Joint Owner" in the "Parties with Interests in the Contract" subsection of "Optional Contract Benefits, Charges and Deductions."

Vermont - Joint owners are not limited to spouses.  See "Joint Owner" in the "Parties with Interests in the Contract" subsection of "Optional Contract Benefits, Charges and Deductions."

Washington - The America's Income Annuity Income FoundationSM Rider is not available.

Wisconsin - Joint owners are not limited to spouses.  See "Joint Owner" in the "Parties with Interests in the Contract" subsection of "Optional Contract Benefits, Charges and Deductions."

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STATEMENT OF ADDITIONAL INFORMATION

May 1, 2011

Individual Single Premium Immediate Variable Annuity Contracts

Issued by Nationwide Life Insurance Company through its Nationwide Variable Account-9

This Statement of Additional Information is not a prospectus.  It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2011 .  The prospectus may be obtained from Nationwide Life Insurance Company by writing 5100 Rings Road, RR1-04-F4, Dublin, Ohio 43017-1522, or calling 1-800-848-6331, TDD 1-800-238-3035.

General Information and History

The Nationwide Variable Account-9 is a separate investment account of Nationwide Life Insurance Company ("Nationwide").  Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March of 1929 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215.  Nationwide provides life insurance, annuities and retirement products.  Nationwide is admitted to do business in all states, the District of Columbia and Puerto Rico.  Nationwide is a member of the Nationwide group of companies and all of its common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company.  Nationwide Corporation owns all of NFS's common stock and is a holding company, as well.  All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $ 148.7 billion as of December 31, 2010 .

Services

Nationwide, which has responsibility for administration of the contracts and the Variable Account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each Contract Owner and the number and type of contract issued to each Contract Owner and records with respect to the Contract Value.

The custodian of the assets of the Variable Account is Nationwide.  Nationwide will maintain a record of all purchases and redemptions of shares of the Investment Options.  Nationwide or its affiliates may have entered into agreements with the Investment Options and/or their affiliates.  The agreements relate to services furnished by Nationwide or an affiliate of Nationwide.  Some of the services provided include distribution of Investment Option prospectuses, semi-annual and annual reports, proxy materials and communications, as well as maintaining the websites and voice response systems necessary for contract owners to execute trades in the Investment Options.  Nationwide also acts as a limited agent for the Investment Option for purposes of accepting the trades.

See "Investment Options" located in the prospectus.

Distribution, Promotional and Sales Expenses

In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products.  How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities, such as training and education, that may contribute to the promotion and marketing of Nationwide's products.  Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts.  For the contracts described in the prospectus, Nationwide assumed up to 0.75% (of the Daily Net Assets of the Variable Account) for marketing allowance when determining the charges for the contracts.  The actual amount of the marketing allowance may be higher or lower than this assumption.  If the actual amount of marketing allowance paid is more that what was assumed, Nationwide will fund the difference.  Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid.  Any excess would be spent on additional marketing for the contracts.  For more information about marketing allowance or how a particular selling firm uses marketing allowances, please consult with your registered representative.

Independent Registered Public Accounting Firm

The financial statements of Nationwide Variable Account-9 and the consolidated financial statements and schedules of Nationwide Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.  The audit report of KPMG LLP covering the consolidated financial statements and schedules of Nationwide Life Insurance Company and subsidiaries contains an explanatory paragraph that states that Nationwide Life Insurance Company and subsidiaries changed its method of evaluating other-than-temporary impairments of debt securities due to the adoption of new accounting requirements issued by the FASB, as of January 1, 2009.  KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio 43215.

Purchase of Securities Being Offered

The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority ("FINRA").

Underwriters

The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide.  For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation.  During the fiscal years ended December 31, 2009, 2008 and 2007, no underwriting commissions were paid by Nationwide to NISC.

Advertising

Money Market Yields

Nationwide may advertise the "yield" and "effective yield" for the money market sub-account.  Yield and effective yield are annualized, which means that it is assumed that the Investment Option generates the same level of net income throughout a year.

Yield is a measure of the net dividend and interest income earned over a specific 7-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the Investment Option's units.  The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC.  Thus, effective yield will be slightly higher than yield, due to the compounding.

Historical Performance of the Sub-Accounts

Nationwide will advertise historical performance of the Sub-Accounts in accordance with SEC prescribed calculations.  Performance information is annualized.  However, if a Sub-Account has been available in the Variable Account for less than 1-year, the performance information for that Sub-Account is not annualized.

Performance information is based on historical earnings and is not intended to predict or project future results.

Standardized performance will reflect the maximum Variable Account charges possible under the contract, the Contract Maintenance Charge, and the standard CDSC schedule.  Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract.  The expense assumptions will be stated in the advertisement.

Additional Materials

Nationwide may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials.

Performance Comparisons

Each Sub-Account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contracts' Sub-Accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

Annuity Payments

See "Frequency and Amount of Annuity Payments" located in the prospectus.

2

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide Variable Account-9:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-9 (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2010, and the related statements of operations for the year then ended, the statements of changes in contract owners’ equity for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2010, the results of their operations for the year then ended, the changes in contract owners’ equity for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/    KPMG LLP

Columbus, Ohio

March 9, 2011

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

Assets:
Investments at fair value:
Capital Manager Equity VIF (BBCMAG)
109,591 shares (cost $889,789)	$732,067
Large Cap VIF (BBGI)
152,315 shares (cost $1,639,035)	1,280,969
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class III (MLVGA3)
2,047,844 shares (cost $27,807,899)	29,673,261
Credit Suisse Trust- International Equity Flex III Portfolio (CSIEF3)
168,822 shares (cost $982,319)	1,109,158
U.S. Equity Flex I Portfolio (WSCP)
335,743 shares (cost $3,865,834)	4,784,332
VA International Equity Fund (HVIE)
340 shares (cost $4,879)	4,922
VA Situs Fund (HVSIT)
1,022 shares (cost $15,310)	15,314
Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)
1,751,577 shares (cost $7,970,968)	11,910,724
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
3,849 shares (cost $101,953)	113,234
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
3,458,344 shares (cost $112,546,355)	121,872,026
Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)
2,903,750 shares (cost $12,461,579)	16,812,712
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
3,502,714 shares (cost $12,842,509)	19,825,363
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)
2,159,454 shares (cost $105,508,833)	121,706,804
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
1,440,470 shares (cost $46,140,535)	80,723,941
Investors Growth Stock Series - Service Class (MIGSC)
17,548 shares (cost $160,550)	188,812
Mid Cap Growth Series - Service Class (MMCGSC)
291,698 shares (cost $1,705,241)	1,703,518
New Discovery Series - Service Class (MNDSC)
69,976 shares (cost $874,429)	1,241,374
Value Series - Service Class (MVFSC)
2,827,042 shares (cost $33,126,730)	36,270,955
Variable Insurance Trust II - International Value Portfolio - Service Class (MVIVSC)
65,927 shares (cost $944,792)	1,017,260
Core Plus Fixed Income Portfolio - Class I (MSVFI)
367,346 shares (cost $3,691,806)	3,677,135
Core Plus Fixed Income Portfolio - Class II (MSVF2)
88,892 shares (cost $922,186)	888,035
Emerging Markets Debt Portfolio - Class I (MSEM)
1,442,346 shares (cost $11,346,584)	11,740,693
Mid Cap Growth Portfolio - Class I (MSVMG)
5,660 shares (cost $50,732)	68,596
U.S. Real Estate Portfolio - Class I (MSVRE)
86,368 shares (cost $756,541)	1,115,007
AllianceBernstein NVIT Global Fixed Income Fund - Class III (NVAGF3)
140,179 shares (cost $1,589,853)	1,537,762
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
12,413,785 shares (cost $173,307,178)	176,151,613
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)
249,875 shares (cost $3,478,515)	3,535,733
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
1,997,661 shares (cost $33,390,152)	34,579,508
American Funds NVIT Bond Fund - Class II (GVABD2)
2,612,733 shares (cost $26,253,696)	28,896,829
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
1,242,176 shares (cost $25,857,614)	27,116,711
American Funds NVIT Growth Fund - Class II (GVAGR2)
783,486 shares (cost $41,619,940)	42,535,431
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
360,122 shares (cost $11,487,157)	13,277,688
Federated NVIT High Income Bond Fund - Class I (HIBF)
4,923,302 shares (cost $35,643,267)	33,724,619
Federated NVIT High Income Bond Fund - Class III (HIBF3)
5,453,655 shares (cost $37,023,451)	37,303,003
Gartmore NVIT Emerging Markets Fund - Class I (GEM)
147,737 shares (cost $1,969,296)	1,948,648
Gartmore NVIT Emerging Markets Fund - Class III (GEM3)
4,336,094 shares (cost $51,730,345)	57,106,355
Gartmore NVIT Emerging Markets Fund - Class VI (GEM6)
75,753 shares (cost $759,637)	994,642
Gartmore NVIT International Equity Fund - Class I (GIG)
85,256 shares (cost $647,486)	766,456
Gartmore NVIT International Equity Fund - Class III (GIG3)
2,771,601 shares (cost $23,203,154)	24,944,413
Gartmore NVIT International Equity Fund - Class VI (NVIE6)
6,213 shares (cost $56,216)	55,728
Gartmore NVIT Worldwide Leaders Fund - Class I (GEF)
638,635 shares (cost $5,727,584)	7,203,807
Gartmore NVIT Worldwide Leaders Fund - Class III (GEF3)
453,970 shares (cost $5,826,856)	5,116,237
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
10,192,540 shares (cost $79,032,381)	91,223,232
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
303,797 shares (cost $2,319,124)	3,141,261
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
198 shares (cost $1,504)	2,046
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
298,775 shares (cost $2,376,911)	2,674,036
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
988,587 shares (cost $9,303,884)	10,310,965
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
595,154 shares (cost $5,245,810)	6,034,864
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
889,065 shares (cost $8,956,715)	9,290,729
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
2,004,143 shares (cost $17,579,358)	20,622,631
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
825,860 shares (cost $7,057,364)	8,217,304
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
806,718 shares (cost $7,953,100)	8,478,607
NVIT Core Bond Fund - Class I (NVCBD1)
781,746 shares (cost $8,327,243)	8,231,781
NVIT Core Bond Fund - Class II (NVCBD2)
75,116 shares (cost $765,365)	789,466
NVIT Core Plus Bond Fund - Class II (NVLCP2)
341,657 shares (cost $3,831,098)	3,788,980
NVIT Fund - Class I (TRF)
13,765,527 shares (cost $133,999,641)	125,403,954
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

NVIT Fund - Class II (TRF2)
68,704 shares (cost $665,922)	623,146
NVIT Government Bond Fund - Class I (GBF)
22,282,118 shares (cost $261,414,116)	256,021,534
NVIT Government Bond Fund - Class II (GBF2)
694,570 shares (cost $8,037,813)	7,952,822
NVIT Growth Fund - Class I (CAF)
2,215,472 shares (cost $23,336,060)	30,883,678
NVIT International Index Fund - Class VIII (GVIX8)
366,268 shares (cost $2,792,344)	3,124,265
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
5,335,318 shares (cost $57,060,466)	49,511,751
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
308,643 shares (cost $3,745,110)	4,012,353
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
78,348 shares (cost $1,038,188)	1,116,458
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
5,460,000 shares (cost $54,252,553)	55,637,400
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
26,525,133 shares (cost $276,668,949)	280,105,400
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
13,358,710 shares (cost $154,460,836)	138,930,580
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
8,036,663 shares (cost $84,868,756)	83,742,028
NVIT Mid Cap Index Fund - Class I (MCIF)
6,618,709 shares (cost $114,266,920)	122,181,367
NVIT Money Market Fund - Class I (SAM)
282,442,464 shares (cost $282,442,464)	282,442,464
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
1,391 shares (cost $11,799)	13,635
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
6,866,387 shares (cost $52,452,178)	67,153,268
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
258 shares (cost $3,437)	2,619
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
1,427,739 shares (cost $19,530,109)	14,505,827
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)
63,197 shares (cost $780,639)	638,922
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
3,162,246 shares (cost $28,614,482)	30,389,180
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
92,598 shares (cost $725,362)	888,012
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
1,142,139 shares (cost $10,125,701)	10,256,408
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
519,982 shares (cost $4,043,548)	4,659,039
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
10,552,678 shares (cost $78,693,021)	112,280,496
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
761,910 shares (cost $5,742,237)	8,045,774
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
7,356,871 shares (cost $61,250,084)	75,775,767
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
1,949,607 shares (cost $25,562,638)	30,082,429
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
33,654 shares (cost $488,605)	508,169
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
11,758,307 shares (cost $130,090,029)	122,874,311
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
124,648 shares (cost $1,268,770)	1,285,123
NVIT Multi-Manager Small Company Fund - Class I (SCF)
6,915,863 shares (cost $137,349,397)	124,900,492
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
151,824 shares (cost $2,855,911)	2,679,686
NVIT Multi-Sector Bond Fund - Class I (MSBF)
8,204,224 shares (cost $66,538,338)	70,392,240
NVIT Short Term Bond Fund - Class II (NVSTB2)
1,553,193 shares (cost $16,011,985)	16,060,012
Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)
32,911,738 shares (cost $498,283,741)	499,929,296
Oppenheimer NVIT Large Cap Growth Fund - Class II (NVOLG2)
850,042 shares (cost $12,835,695)	12,878,142
Templeton NVIT International Value Fund - Class III (NVTIV3)
305,314 shares (cost $3,777,044)	3,825,584
Van Kampen NVIT Comstock Value Fund - Class I (EIF)
2,709,655 shares (cost $20,016,370)	27,448,805
Van Kampen NVIT Real Estate Fund - Class I (NVRE1)
12,222,906 shares (cost $80,632,639)	105,361,449
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
2,710,041 shares (cost $30,711,066)	30,352,456
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
623,780 shares (cost $6,908,107)	7,111,090
Low Duration Portfolio - Advisor Class (PMVLAD)
3,182,357 shares (cost $32,880,683)	33,223,810
V.I. Basic Balanced Fund - Series I (AVB)
21,871 shares (cost $199,290)	201,210
V.I. Basic Value Fund - Series II (AVBV2)
11,446 shares (cost $60,399)	72,569
V.I. Capital Appreciation Fund - Series I (AVCA)
4,016 shares (cost $91,993)	93,563
V.I. Capital Appreciation Fund - Series II (AVCA2)
51,392 shares (cost $889,562)	1,177,912
V.I. Capital Development Fund - Series II (AVCD2)
95,805 shares (cost $1,057,061)	1,247,385
V.I. Core Equity Fund - Series I (AVGI)
18,053 shares (cost $436,456)	487,986
V.I. Core Equity Fund - Series II (AVCE2)
30,121 shares (cost $654,382)	807,854
V.I. Global Health Care Fund - Series I (IVHS)
6,167 shares (cost $85,535)	103,044
V.I. Global Real Estate Fund - Series I (IVRE)
25,229 shares (cost $279,945)	342,605
VPS Growth and Income Portfolio - Class B (ALVGIB)
85,151 shares (cost $1,833,996)	1,448,426
VPS Large Cap Growth Portfolio - Class B (ALVPGB)
59,389 shares (cost $1,482,096)	1,608,252
VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)
611,520 shares (cost $9,262,033)	10,316,346
VP Income & Growth Fund - Class I (ACVIG)
10,894,336 shares (cost $72,445,315)	65,910,732
VP Income & Growth Fund - Class II (ACVIG2)
249,903 shares (cost $1,696,298)	1,511,915
VP Inflation Protection Fund - Class II (ACVIP2)
5,945,021 shares (cost $63,065,404)	65,930,280
VP International Fund - Class I (ACVI)
250,208 shares (cost $1,861,131)	2,141,778
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

VP International Fund - Class III (ACVI3)
17,992 shares (cost $124,872)	154,012
VP Mid Cap Value Fund - Class I (ACVMV1)
783,974 shares (cost $9,093,001)	11,085,388
VP Mid Cap Value Fund - Class II (ACVMV2)
38,447 shares (cost $484,210)	543,636
VP Ultra(R) Fund - Class I (ACVU1)
26,223 shares (cost $228,934)	245,968
VP Value Fund - Class I (ACVV)
400,147 shares (cost $2,136,142)	2,344,860
VP Value Fund - Class II (ACVV2)
66 shares (cost $364)	389
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2,218,205 shares (cost $20,329,070)	27,062,095
Stock Index Fund, Inc. - Initial Shares (DSIF)
11,711,669 shares (cost $310,145,744)	347,485,227
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
1,504,707 shares (cost $36,896,576)	44,990,742
The Dreyfus Socially Responsible Growth Fund, Inc. - Service Shares (DSRGS)
3,033 shares (cost $75,877)	90,116
Appreciation Portfolio - Initial Shares (DCAP)
1,710,327 shares (cost $58,519,917)	60,613,986
Appreciation Portfolio - Service Shares (DCAPS)
46,035 shares (cost $1,597,117)	1,621,823
Developing Leaders Portfolio - Initial Shares (DSC)
3,034 shares (cost $79,439)	92,817
International Value Portfolio - Initial Shares (DVIV)
10,467 shares (cost $130,505)	117,335
Capital Appreciation Fund II - Service Shares (FCA2S)
94,927 shares (cost $547,724)	607,532
High Income Bond Fund II - Service Shares (FHIBS)
367,305 shares (cost $2,163,510)	2,571,132
Quality Bond Fund II - Primary Shares (FQB)
11,869,025 shares (cost $130,066,784)	137,087,236
Quality Bond Fund II - Service Shares (FQBS)
503,773 shares (cost $5,388,000)	5,793,395
Contrafund Portfolio - Service Class 2 (FC2)
387 shares (cost $8,547)	9,101
Fidelity(R) VIP Fund - Value Strategies Portfolio - Service Class 2 (FVSS2)
109,931 shares (cost $1,055,968)	1,076,228
VIP Fund - Contrafund Portfolio - Service Class (FCS)
562,121 shares (cost $15,054,847)	13,384,090
VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)
1,357,965 shares (cost $22,543,566)	27,077,823
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)
13,669,030 shares (cost $319,229,482)	259,164,816
VIP Fund - Equity-Income Portfolio - Service Class 2 (FEI2)
359,811 shares (cost $8,264,204)	6,746,462
VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)
888,638 shares (cost $8,670,463)	9,419,562
VIP Fund - Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)
6,250 shares (cost $61,438)	65,998
VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)
800,669 shares (cost $7,639,035)	8,471,078
VIP Fund - Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)
14,565 shares (cost $137,974)	153,662
VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)
497,912 shares (cost $4,664,084)	5,078,702
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

VIP Fund - Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)
35,675 shares (cost $377,918)	363,172
VIP Fund - Growth Opportunities Portfolio - Service Class (FGOS)
40,693 shares (cost $593,750)	727,994
VIP Fund - Growth Portfolio - Service Class (FGS)
4,880,713 shares (cost $144,887,369)	180,537,588
VIP Fund - Growth Portfolio - Service Class 2 (FG2)
75,602 shares (cost $2,580,756)	2,776,095
VIP Fund - High Income Portfolio - Service Class (FHIS)
10,461,530 shares (cost $60,020,507)	57,956,875
VIP Fund - High Income Portfolio - Service Class R (FHISR)
11,630,035 shares (cost $62,971,571)	64,197,795
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)
5,832,592 shares (cost $71,851,271)	74,248,895
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)
1,630,120 shares (cost $44,619,426)	53,011,497
VIP Fund - Mid Cap Portfolio - Service Class 2 (FMC2)
280,457 shares (cost $8,345,994)	9,011,083
VIP Fund - Overseas Portfolio - Service Class (FOS)
1,295,826 shares (cost $22,093,003)	21,640,293
VIP Fund - Overseas Portfolio - Service Class 2 R (FO2R)
256,321 shares (cost $5,122,058)	4,224,172
VIP Fund - Overseas Portfolio - Service Class R (FOSR)
2,182,965 shares (cost $44,704,881)	36,411,850
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)
1,602,894 shares (cost $11,866,749)	15,564,105
Franklin Income Securities Fund - Class 2 (FTVIS2)
3,573,489 shares (cost $51,963,747)	52,959,100
Franklin Rising Dividends Securities Fund - Class 2 (FTVRD2)
36,054 shares (cost $664,381)	678,532
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)
1,442,210 shares (cost $18,299,142)	23,435,911
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
1,290,328 shares (cost $11,826,352)	14,490,381
Templeton Foreign Securities Fund - Class 2 (TIF2)
2,161 shares (cost $31,750)	30,880
Templeton Foreign Securities Fund - Class 3 (TIF3)
618,458 shares (cost $7,275,882)	8,806,848
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
3,006,991 shares (cost $51,818,019)	58,576,181
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
578,430 shares (cost $4,048,324)	4,459,693
Guardian Portfolio - I Class Shares (AMGP)
10,533 shares (cost $151,573)	199,498
International Portfolio - S Class Shares (AMINS)
7 shares (cost $70)	71
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
16,395 shares (cost $300,932)	449,562
Partners Portfolio - I Class Shares (AMTP)
5,557 shares (cost $56,620)	62,624
Regency Portfolio - S Class Shares (AMRS)
247 shares (cost $2,928)	4,099
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
142,143 shares (cost $1,503,761)	1,742,672
Socially Responsive Portfolio - I Class Shares (AMSRS)
657,139 shares (cost $8,769,874)	9,765,084
Capital Appreciation Fund/VA - Service Class (OVCAFS)
39 shares (cost $1,409)	1,558
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
84,736 shares (cost $3,326,315)	3,419,112
Global Securities Fund/VA - Class 3 (OVGS3)
3,159,967 shares (cost $94,515,895)	96,378,991
Global Securities Fund/VA - Non-Service Shares (OVGS)
2,168,523 shares (cost $54,810,444)	65,706,258
Global Securities Fund/VA - Service Class (OVGSS)
88,560 shares (cost $2,160,306)	2,660,346
High Income Fund/VA - Class 3 (OVHI3)
1,323,683 shares (cost $2,634,125)	2,832,681
High Income Fund/VA - Non-Service Shares (OVHI)
59,188 shares (cost $443,762)	126,070
High Income Fund/VA - Service Class (OVHIS)
12,346 shares (cost $96,577)	26,421
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
5,579,445 shares (cost $105,690,822)	116,498,812
Main Street Fund(R)/VA - Service Class (OVGIS)
147,876 shares (cost $2,996,975)	3,062,516
Main Street Small Cap Fund(R)/VA - Non-Service Shares (OVSC)
525,795 shares (cost $8,304,475)	9,285,534
Main Street Small Cap Fund(R)/VA - Service Class (OVSCS)
11,289 shares (cost $180,039)	197,561
MidCap Fund/VA - Non-Service Shares (OVAG)
1,424,723 shares (cost $58,497,991)	66,320,858
Strategic Bond Fund/VA - Service Class (OVSBS)
789,459 shares (cost $4,244,581)	4,484,129
Real Return Portfolio - Administrative Class (PMVRRA)
65,076 shares (cost $820,367)	855,102
Series D (Global Series) (SBLD)
23,508 shares (cost $214,882)	240,952
Series J (Mid Cap Growth Series) (SBLJ)
5,149 shares (cost $117,010)	154,714
Series N (Managed Asset Allocation Series) (SBLN)
6,902 shares (cost $120,060)	137,286
Series O (All Cap Value Series) (SBLO)
47,250 shares (cost $853,016)	1,054,630
Series P (High Yield Series) (SBLP)
15,813 shares (cost $358,776)	423,471
Series Q (Small Cap Value Series) (SBLQ)
32,581 shares (cost $875,107)	1,096,029
Series V (Mid Cap Value Series) (SBLV)
41,668 shares (cost $1,849,454)	2,407,558
Series X (Small Cap Growth Series) (SBLX)
6,203 shares (cost $94,328)	117,180
Series Y (Select 25 Series) (SBLY)
2,093 shares (cost $16,479)	20,824
Total Return Portfolio - Administrative Class (PMVTRA)
263,560 shares (cost $2,867,666)	2,920,248
Putnam VT Growth and Income Fund - IB Shares (PVGIB)
716 shares (cost $15,254)	11,627
Capital Growth Portfolio - Class II (ACEG2)
45,303 shares (cost $1,091,853)	1,517,214
Comstock Portfolio - Class II (ACC2)
667,469 shares (cost $8,264,908)	7,789,369
Diversified Stock Fund Class A Shares (VYDS)
472,842 shares (cost $5,254,386)	4,624,391
Micro-Cap Portfolio - Investment Class (ROCMC)
87,125 shares (cost $788,346)	1,061,181
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

Equity Income Portfolio - II (TREI2)
36 shares (cost $704)	725
Health Sciences Portfolio - II (TRHS2)
93,788 shares (cost $1,259,460)	1,363,685
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Class R1 (VWEMR)
1,664,145 shares (cost $16,675,172)	23,514,366
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Initial Class (VWEM)
1,389,074 shares (cost $18,727,145)	19,641,506
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Class R1 (VWHAR)
1,273,683 shares (cost $36,456,658)	47,992,380
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Initial Class (VWHA)
448,366 shares (cost $12,408,957)	16,889,952
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)
24,820,106 shares (cost $219,115,664)	246,006,964
Ivy Fund Variable Insurance Portfolios, Inc. - Balanced (WRBP)
5,985,989 shares (cost $43,780,496)	57,393,060
Ivy Fund Variable Insurance Portfolios, Inc. - Bond (WRBDP)
19,740,061 shares (cost $105,034,092)	110,457,487
Ivy Fund Variable Insurance Portfolios, Inc. - Core Equity (WRCEP)
11,203,385 shares (cost $108,981,045)	133,437,922
Ivy Fund Variable Insurance Portfolios, Inc. - Dividend Opportunities (WRDIV)
3,301,470 shares (cost $22,719,791)	22,646,104
Ivy Fund Variable Insurance Portfolios, Inc. - Energy (WRENG)
1,973,417 shares (cost $11,828,045)	12,619,410
Ivy Fund Variable Insurance Portfolios, Inc. - Global Natural Resources (WRGNR)
6,259,966 shares (cost $40,288,605)	42,121,436
Ivy Fund Variable Insurance Portfolios, Inc. - Growth (WRGP)
13,536,327 shares (cost $106,327,360)	140,474,590
Ivy Fund Variable Insurance Portfolios, Inc. - High Income (WRHIP)
24,262,034 shares (cost $77,065,834)	84,693,908
Ivy Fund Variable Insurance Portfolios, Inc. - International Growth (WRIP)
5,301,285 shares (cost $38,116,885)	45,108,633
Ivy Fund Variable Insurance Portfolios, Inc. - International Value (WRI2P)
1,144,407 shares (cost $22,332,385)	19,781,420
Ivy Fund Variable Insurance Portfolios, Inc. - Micro Cap Growth (WRMIC)
255,094 shares (cost $4,386,034)	5,641,286
Ivy Fund Variable Insurance Portfolios, Inc. - Mid Cap Growth (WRMCG)
2,061,653 shares (cost $13,373,738)	17,915,972
Ivy Fund Variable Insurance Portfolios, Inc. - Money Market (WRMMP)
29,209,018 shares (cost $29,209,018)	29,209,018
Ivy Fund Variable Insurance Portfolios, Inc. - Real Estate Securities (WRRESP)
1,618,831 shares (cost $11,376,129)	10,487,434
Ivy Fund Variable Insurance Portfolios, Inc. - Science and Technology (WRSTP)
5,009,363 shares (cost $71,795,671)	83,803,640
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Growth (WRSCP)
7,174,173 shares (cost $66,204,130)	75,545,481
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Value (WRSCV)
572,256 shares (cost $7,929,236)	9,603,422
Ivy Fund Variable Insurance Portfolios, Inc. - Value (WRVP)
10,379,217 shares (cost $60,714,468)	62,818,135
Advantage Funds Variable Trust - VT Opportunity Fund (SVOF)
15,898 shares (cost $221,133)	292,845
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

Advantage Funds Variable Trust - VT Small Cap Growth Fund (WFVSCG)
1,421,712 shares (cost $10,678,130)	11,444,783

Total Investments	$7,542,516,343

Accounts Payable	(258,543)

$7,542,257,800

Contract Owners’ Equity:
Accumulation units	7,457,794,711
Contracts in payout (annuitization) period (note 1f)	84,463,089

Total Contract Owners’ Equity (note 5)	$7,542,257,800

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	Total	BBCMAG	BBGI	BBCA	MLVGA3	CSIEF3	WSCP	HVIE
Reinvested dividends	$117,949,073	11,189	16,952	-	312,264	1,018	7,073	-
Mortality and expense risk charges (note 2)	(86,364,917)	(10,446)	(17,201)	(937)	(241,673)	(10,288)	(49,058)	(1)

Net investment income (loss)	31,584,156	743	(249)	(937)	70,591	(9,270)	(41,985)	(1)

Realized gain (loss) on investments	(56,533,762)	(107,659)	(687,004)	(524,360)	407,938	4,440	121,503	1
Change in unrealized gain (loss) on investments	885,246,152	195,441	813,200	506,384	1,343,809	114,790	511,185	42

Net gain (loss) on investments	828,712,390	87,782	126,196	(17,976)	1,751,747	119,230	632,688	43

Reinvested capital gains	38,426,055	-	-	-	169,611	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$898,722,601	88,525	125,947	(18,913)	1,991,949	109,960	590,703	42

Investment Activity:	HVSIT	JPMMV1	JABS	JACAS	JAGTS2	JAGTS	JARLCS	JAIGS2
Reinvested dividends	$-	134,133	2,842	270,062	-	-	143	593,007
Mortality and expense risk charges (note 2)	(2)	(124,036)	(1,414)	(1,420,100)	(147,605)	(196,497)	(47)	(1,278,420)

Net investment income (loss)	(2)	10,097	1,428	(1,150,038)	(147,605)	(196,497)	96	(685,413)

Realized gain (loss) on investments	53	782,473	1,409	10,793,264	316,299	805,632	894	2,409,923
Change in unrealized gain (loss) on investments	4	1,394,609	4,603	(4,098,525)	2,482,442	3,240,262	(544)	21,432,682

Net gain (loss) on investments	57	2,177,082	6,012	6,694,739	2,798,741	4,045,894	350	23,842,605

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$55	2,187,179	7,440	5,544,701	2,651,136	3,849,397	446	23,157,192

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	JAIGS	MIGSC	MMCGSC	MNDSC	MVFSC	MVIVSC	MSVFI	MSVF2
Reinvested dividends	$417,230	540	-	-	485,047	-	266,103	41,050
Mortality and expense risk charges (note 2)	(852,279)	(2,326)	(29,153)	(20,890)	(421,447)	(3,132)	(58,159)	(17,497)

Net investment income (loss)	(435,049)	(1,786)	(29,153)	(20,890)	63,600	(3,132)	207,944	23,553

Realized gain (loss) on investments	9,225,218	1,972	(26,771)	(5,076)	(2,225,769)	12,252	84,494	(48,054)
Change in unrealized gain (loss) on investments	7,949,018	17,222	435,360	345,445	5,447,120	72,467	(6,107)	64,038

Net gain (loss) on investments	17,174,236	19,194	408,589	340,369	3,221,351	84,719	78,387	15,984

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$16,739,187	17,408	379,436	319,479	3,284,951	81,587	286,331	39,537

Investment Activity:	MSEM	MSVMG	MSVRE	NVAGF3	NVAMV1	NVAMV2	GVAAA2	GVABD2
Reinvested dividends	$534,427	-	25,152	86,212	272,080	5,809	537,275	644,996
Mortality and expense risk charges (note 2)	(145,533)	(907)	(18,136)	(14,571)	(119,490)	(4,640)	(423,232)	(369,051)

Net investment income (loss)	388,894	(907)	7,016	71,641	152,590	1,169	114,043	275,945

Realized gain (loss) on investments	(84,500)	4,401	113,371	34,192	101,418	10,180	(2,412,778)	694,437
Change in unrealized gain (loss) on investments	757,864	10,914	154,463	(44,200)	2,830,584	57,218	5,741,498	570,183

Net gain (loss) on investments	673,364	15,315	267,834	(10,008)	2,932,002	67,398	3,328,720	1,264,620

Reinvested capital gains	-	-	-	34,865	372,605	8,014	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,062,258	14,408	274,850	96,498	3,457,197	76,581	3,442,763	1,540,565

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	GVAGG2	GVAGR2	GVAGI2	HIBF	HIBF3	GEM	GEM3	GEM6
Reinvested dividends	$215,052	63,843	120,585	2,997,128	2,933,453	1,073	36,549	-
Mortality and expense risk charges (note 2)	(296,530)	(443,309)	(151,905)	(399,562)	(418,071)	(21,631)	(602,763)	(19,010)

Net investment income (loss)	(81,478)	(379,466)	(31,320)	2,597,566	2,515,382	(20,558)	(566,214)	(19,010)

Realized gain (loss) on investments	(1,709,080)	(3,209,864)	(646,824)	(1,803,639)	13,861,200	(64,651)	(11,714,634)	(260,475)
Change in unrealized gain (loss) on investments	4,108,005	9,681,197	1,831,687	3,224,192	(12,613,795)	360,262	19,225,413	397,489

Net gain (loss) on investments	2,398,925	6,471,333	1,184,863	1,420,553	1,247,405	295,611	7,510,779	137,014

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,317,447	6,091,867	1,153,543	4,018,119	3,762,787	275,053	6,944,565	118,004

Investment Activity:	GVGU1	GVGU	GIG	GIG3	NVIE6	GEF	GEF3	NVNMO1
Reinvested dividends	$176	67,273	7,180	228,023	427	71,083	51,628	178,134
Mortality and expense risk charges (note 2)	(89)	(32,737)	(10,216)	(277,986)	(664)	(77,041)	(59,848)	(1,029,411)

Net investment income (loss)	87	34,536	(3,036)	(49,963)	(237)	(5,958)	(8,220)	(851,277)

Realized gain (loss) on investments	(10,224)	(1,733,405)	56,569	(5,227,492)	(3,832)	472,938	(1,368,173)	2,969,870
Change in unrealized gain (loss) on investments	9,323	1,366,564	(10,389)	7,913,535	9,569	178,383	1,844,986	2,178,031

Net gain (loss) on investments	(901)	(366,841)	46,180	2,686,043	5,737	651,321	476,813	5,147,901

Reinvested capital gains	-	-	-	-	-	-	-	7,570,839

Net increase (decrease) in contract owners’ equity resulting from operations	$(814)	(332,305)	43,144	2,636,080	5,500	645,363	468,593	11,867,463

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	NVNSR1	NVNSR2	NVCRA2	NVCRB2	NVCCA2	NVCCN2	NVCMD2	NVCMA2
Reinvested dividends	$26,781	12	6,555	61,557	29,789	89,051	134,054	38,782
Mortality and expense risk charges (note 2)	(43,151)	(39)	(21,971)	(85,204)	(52,910)	(84,938)	(196,752)	(83,244)

Net investment income (loss)	(16,370)	(27)	(15,416)	(23,647)	(23,121)	4,113	(62,698)	(44,462)

Realized gain (loss) on investments	454,570	7	260,027	293,238	(72,225)	403,070	294,009	353,810
Change in unrealized gain (loss) on investments	302,498	374	(134,930)	387,632	596,301	(84,730)	1,497,093	511,762

Net gain (loss) on investments	757,068	381	125,097	680,870	524,076	318,340	1,791,102	865,572

Reinvested capital gains	-	-	188,921	-	204	125,034	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$740,698	354	298,602	657,223	501,159	447,487	1,728,404	821,110

Investment Activity:	NVCMC2	NVCBD1	NVCBD2	NVLCP2	TRF	TRF2	GVGF1	GVGFS
Reinvested dividends	$74,346	226,419	18,681	101,896	1,231,188	4,959	14	14,506
Mortality and expense risk charges (note 2)	(84,209)	(95,739)	(14,012)	(46,737)	(1,301,478)	(13,052)	(16)	(15,920)

Net investment income (loss)	(9,863)	130,680	4,669	55,159	(70,290)	(8,093)	(2)	(1,414)

Realized gain (loss) on investments	557,537	321,224	4,039	203,794	(4,115,477)	(60,171)	(1,713)	273,692
Change in unrealized gain (loss) on investments	(49,399)	(113,371)	15,054	(79,871)	17,958,649	137,224	1,776	(202,660)

Net gain (loss) on investments	508,138	207,853	19,093	123,923	13,843,172	77,053	63	71,032

Reinvested capital gains	13,578	81,541	7,760	89,656	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$511,853	420,074	31,522	268,738	13,772,882	68,960	61	69,618

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	GBF	GBF2	CAF	GVGH1	GVGHS	GVIX8	GVIDA	NVDBL2
Reinvested dividends	$8,489,402	241,552	177,439	219	39,919	60,154	819,162	36,828
Mortality and expense risk charges (note 2)	(3,233,392)	(167,620)	(296,805)	(282)	(51,379)	(31,484)	(609,278)	(29,844)

Net investment income (loss)	5,256,010	73,932	(119,366)	(63)	(11,460)	28,670	209,884	6,984

Realized gain (loss) on investments	4,949,691	44,449	1,693,588	(4,216)	(255,140)	(453,341)	(4,398,101)	39,309
Change in unrealized gain (loss) on investments	(8,988,636)	(138,379)	3,194,497	5,196	494,241	596,544	10,097,082	233,886

Net gain (loss) on investments	(4,038,945)	(93,930)	4,888,085	980	239,101	143,203	5,698,981	273,195

Reinvested capital gains	9,655,851	301,802	-	-	-	-	-	7,419

Net increase (decrease) in contract owners’ equity resulting from operations	$10,872,916	281,804	4,768,719	917	227,641	171,873	5,908,865	287,598

Investment Activity:	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC	GVUSL	MCIF	SAM
Reinvested dividends	$8,733	1,367,832	5,834,010	2,681,131	1,996,533	7,656	1,460,424	502
Mortality and expense risk charges (note 2)	(8,877)	(735,731)	(3,558,959)	(1,803,893)	(1,121,156)	(21,954)	(1,341,201)	(3,968,338)

Net investment income (loss)	(144)	632,101	2,275,051	877,238	875,377	(14,298)	119,223	(3,967,836)

Realized gain (loss) on investments	16,632	(528,713)	(5,364,250)	(6,689,409)	(2,434,915)	(2,607,221)	668,115	-
Change in unrealized gain (loss) on investments	42,983	2,486,787	29,044,386	20,329,521	7,721,154	2,869,155	24,964,675	-

Net gain (loss) on investments	59,615	1,958,074	23,680,136	13,640,112	5,286,239	261,934	25,632,790	-

Reinvested capital gains	1,686	166,254	-	-	-	-	124,371	-

Net increase (decrease) in contract owners’ equity resulting from operations	$61,157	2,756,429	25,955,187	14,517,350	6,161,616	247,636	25,876,384	(3,967,836)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	NVMIG1	NVMIG3	GVDIV2	GVDIV3	GVDIV6	NVMLG1	NVMLG2	NVMLV1
Reinvested dividends	$95	488,628	52	315,683	12,970	14,188	-	51,650
Mortality and expense risk charges (note 2)	(123)	(738,497)	(32)	(172,629)	(11,909)	(269,864)	(17,717)	(78,354)

Net investment income (loss)	(28)	(249,869)	20	143,054	1,061	(255,676)	(17,717)	(26,704)

Realized gain (loss) on investments	(970)	2,081,973	(110)	(3,812,622)	(315,994)	1,206,613	43,222	(205,887)
Change in unrealized gain (loss) on investments	1,747	5,856,229	198	4,243,150	328,212	668,604	41,508	130,707

Net gain (loss) on investments	777	7,938,202	88	430,528	12,218	1,875,217	84,730	(75,180)

Reinvested capital gains	-	-	-	-	-	1,118,211	39,440	348,076

Net increase (decrease) in contract owners’ equity resulting from operations	$749	7,688,333	108	573,582	13,279	2,737,752	106,453	246,192

Investment Activity:	NVMLV2	NVMMG1	NVMMG2	NVMMV2	SCGF	SCGF2	SCVF	SCVF2
Reinvested dividends	$24,336	-	-	974,212	-	-	701,060	4,603
Mortality and expense risk charges (note 2)	(75,058)	(1,152,256)	(92,638)	(878,865)	(301,985)	(9,617)	(1,310,469)	(21,995)

Net investment income (loss)	(50,722)	(1,152,256)	(92,638)	95,347	(301,985)	(9,617)	(609,409)	(17,392)

Realized gain (loss) on investments	163,146	5,261,698	257,437	2,955,674	(1,319,049)	(5,150)	(9,908,916)	(210,338)
Change in unrealized gain (loss) on investments	132,358	19,775,865	1,462,680	6,142,025	7,327,167	118,205	36,677,316	482,568

Net gain (loss) on investments	295,504	25,037,563	1,720,117	9,097,699	6,008,118	113,055	26,768,400	272,230

Reinvested capital gains	207,149	-	-	3,384,013	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$451,931	23,885,307	1,627,479	12,577,059	5,706,133	103,438	26,158,991	254,838

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	SCF	SCF2	MSBF	NVSTB2	GGTC	GGTC3	GVUG1	GVUGL
Reinvested dividends	$332,160	1,438	4,672,634	240,409	-	-	-	-
Mortality and expense risk charges (note 2)	(1,314,414)	(50,649)	(872,284)	(211,829)	(3,345)	(37,987)	(1,493)	(29,860)

Net investment income (loss)	(982,254)	(49,211)	3,800,350	28,580	(3,345)	(37,987)	(1,493)	(29,860)

Realized gain (loss) on investments	(14,481,957)	(435,338)	(3,154,503)	39,677	10,772	2,043,904	(73,314)	(2,198,108)
Change in unrealized gain (loss) on investments	40,966,066	1,030,722	6,246,020	152,590	16,283	(1,758,726)	86,661	2,576,510

Net gain (loss) on investments	26,484,109	595,384	3,091,517	192,267	27,055	285,178	13,347	378,402

Reinvested capital gains	-	-	-	29,857	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$25,501,855	546,173	6,891,867	250,704	23,710	247,191	11,854	348,542

Investment Activity:	NVOLG1	NVOLG2	NVTIV3	EIF	NVRE1	AMTB	PMVFAD	PMVLAD
Reinvested dividends	$24,239	724	86,909	415,309	1,913,207	1,630,581	73,659	450,610
Mortality and expense risk charges (note 2)	(339,832)	(14,698)	(54,496)	(320,466)	(1,156,194)	(364,707)	(63,279)	(336,181)

Net investment income (loss)	(315,593)	(13,974)	32,413	94,843	757,013	1,265,874	10,380	114,429

Realized gain (loss) on investments	3,352	7,683	486,042	(804,439)	6,326,928	(1,520,958)	38,029	(1,151)
Change in unrealized gain (loss) on investments	1,595,745	41,915	(877,268)	4,346,272	10,699,688	1,473,189	347,535	819,202

Net gain (loss) on investments	1,599,097	49,598	(391,226)	3,541,833	17,026,616	(47,769)	385,564	818,051

Reinvested capital gains	142,197	3,683	536,722	-	8,019,861	-	61,485	111,657

Net increase (decrease) in contract owners’ equity resulting from operations	$1,425,701	39,307	177,909	3,636,676	25,803,490	1,218,105	457,429	1,044,137

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	AVB	AVBV2	AVCA	AVCA2	AVCD2	AVGI	AVCE2	IVHS
Reinvested dividends	$4,294	248	723	5,662	-	4,131	6,604	-
Mortality and expense risk charges (note 2)	(3,001)	(944)	(1,235)	(17,763)	(17,716)	(6,153)	(17,048)	(1,212)

Net investment income (loss)	1,293	(696)	(512)	(12,101)	(17,716)	(2,022)	(10,444)	(1,212)

Realized gain (loss) on investments	(25,010)	1,164	(425)	47,087	189,048	849	(11,774)	(11,304)
Change in unrealized gain (loss) on investments	38,809	3,029	13,429	107,799	37,163	39,686	75,200	15,412

Net gain (loss) on investments	13,799	4,193	13,004	154,886	226,211	40,535	63,426	4,108

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$15,092	3,497	12,492	142,785	208,495	38,513	52,982	2,896

Investment Activity:	IVRE	ALVGIB	ALVPGB	ALVSVB	ACVIG	ACVIG2	ACVIP2	ACVI
Reinvested dividends	$17,119	-	4,705	37,406	989,143	18,749	1,157,178	39,749
Mortality and expense risk charges (note 2)	(3,731)	(27,989)	(29,734)	(150,572)	(738,505)	(28,929)	(793,503)	(20,873)

Net investment income (loss)	13,388	(27,989)	(25,029)	(113,166)	250,638	(10,180)	363,675	18,876

Realized gain (loss) on investments	(62,711)	(169,440)	81,174	1,627,372	(1,500,432)	(60,331)	430,039	89,442
Change in unrealized gain (loss) on investments	101,454	349,649	57,337	(42,881)	9,073,806	232,364	1,833,868	149,839

Net gain (loss) on investments	38,743	180,209	138,511	1,584,491	7,573,374	172,033	2,263,907	239,281

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$52,131	152,220	113,482	1,471,325	7,824,012	161,853	2,627,582	258,157

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	ACVI3	ACVMV1	ACVMV2	ACVU1	ACVV	ACVV2	DVSCS	DSIF
Reinvested dividends	$3,336	231,915	10,392	69	2,508,670	51,053	172,397	5,989,659
Mortality and expense risk charges (note 2)	(2,429)	(119,613)	(8,662)	(1,040)	(1,755,954)	(62,792)	(304,660)	(3,661,042)

Net investment income (loss)	907	112,302	1,730	(971)	752,716	(11,739)	(132,263)	2,328,617

Realized gain (loss) on investments	3,455	628,565	(10,687)	5,845	(40,368,903)	(941,497)	(590,013)	7,866,902
Change in unrealized gain (loss) on investments	11,279	828,738	88,017	12,279	54,692,187	1,268,133	6,113,604	32,392,551

Net gain (loss) on investments	14,734	1,457,303	77,330	18,124	14,323,284	326,636	5,523,591	40,259,453

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$15,641	1,569,605	79,060	17,153	15,076,000	314,897	5,391,328	42,588,070

Investment Activity:	DSRG	DSRGS	DCAP	DCAPS	DSC	DVIV	FCA2S	FALFS
Reinvested dividends	$382,816	723	1,226,515	33,207	889	4,382	4,317	3,074
Mortality and expense risk charges (note 2)	(466,537)	(1,855)	(617,592)	(30,064)	(1,230)	(2,467)	(11,888)	(729)

Net investment income (loss)	(83,721)	(1,132)	608,923	3,143	(341)	1,915	(7,571)	2,345

Realized gain (loss) on investments	1,303,082	5,071	(1,187,204)	(23,319)	(64,814)	(59,593)	39,295	(117,852)
Change in unrealized gain (loss) on investments	4,273,277	6,784	7,903,281	216,900	93,355	59,025	23,346	121,201

Net gain (loss) on investments	5,576,359	11,855	6,716,077	193,581	28,541	(568)	62,641	3,349

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$5,492,638	10,723	7,325,000	196,724	28,200	1,347	55,070	5,694

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	FHIBS	FVMOS	FQB	FQBS	FC2	FVSS2	FCS	FNRS2
Reinvested dividends	$267,448	80,662	7,664,996	325,142	5,651	2,871	316,198	83,828
Mortality and expense risk charges (note 2)	(55,589)	(6,049)	(1,715,279)	(119,664)	(181,217)	(20,665)	(3,874,141)	(270,124)

Net investment income (loss)	211,859	74,613	5,949,717	205,478	(175,566)	(17,794)	(3,557,943)	(186,296)

Realized gain (loss) on investments	(185,299)	(136,793)	(1,515,432)	(57,150)	(2,399,028)	(222,251)	(67,722,185)	(4,634,838)
Change in unrealized gain (loss) on investments	314,327	87,939	6,203,379	257,906	3,800,265	466,766	118,538,242	8,440,692

Net gain (loss) on investments	129,028	(48,854)	4,687,947	200,756	1,401,237	244,515	50,816,057	3,805,854

Reinvested capital gains	-	-	-	-	4	-	5,574	-

Net increase (decrease) in contract owners’ equity resulting from operations	$340,887	25,759	10,637,664	406,234	1,225,675	226,721	47,263,688	3,619,558

Investment Activity:	FEIS	FEI2	FF10S	FF10S2	FF20S	FF20S2	FF30S	FF30S2
Reinvested dividends	$4,216,470	102,081	184,566	1,224	166,573	2,888	90,487	6,042
Mortality and expense risk charges (note 2)	(2,880,314)	(125,031)	(100,651)	(1,241)	(80,946)	(2,780)	(39,839)	(5,386)

Net investment income (loss)	1,336,156	(22,950)	83,915	(17)	85,627	108	50,648	656

Realized gain (loss) on investments	(13,265,659)	(577,910)	(334,601)	(1,204)	(265,707)	(3,640)	(331,622)	(22,435)
Change in unrealized gain (loss) on investments	44,718,030	1,397,027	1,076,956	6,728	1,057,117	19,341	768,262	64,392

Net gain (loss) on investments	31,452,371	819,117	742,355	5,524	791,410	15,701	436,640	41,957

Reinvested capital gains	-	-	164,953	1,215	59,649	1,174	32,443	2,627

Net increase (decrease) in contract owners’ equity resulting from operations	$32,788,527	796,167	991,223	6,722	936,686	16,983	519,731	45,240

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	FGOS	FGS	FG2	FHIS	FHISR	FIGBS	FMCS	FMC2
Reinvested dividends	$620	282,489	761	4,352,639	4,765,188	2,636,360	122,958	9,869
Mortality and expense risk charges (note 2)	(225,257)	(1,813,762)	(49,368)	(666,862)	(553,710)	(926,225)	(474,144)	(164,449)

Net investment income (loss)	(224,637)	(1,531,273)	(48,607)	3,685,777	4,211,478	1,710,135	(351,186)	(154,580)

Realized gain (loss) on investments	4,288,142	8,031,789	79,074	(2,488,184)	7,385,023	1,262,221	(2,007,535)	(435,506)
Change in unrealized gain (loss) on investments	603,836	27,213,484	482,723	5,975,252	(5,627,418)	1,384,792	12,405,724	2,606,641

Net gain (loss) on investments	4,891,978	35,245,273	561,797	3,487,068	1,757,605	2,647,013	10,398,189	2,171,135

Reinvested capital gains	-	554,337	8,857	-	-	823,517	138,430	28,966

Net increase (decrease) in contract owners’ equity resulting from operations	$4,667,341	34,268,337	522,047	7,172,845	5,969,083	5,180,665	10,185,433	2,045,521

Investment Activity:	FOS	FO2R	FOSR	FVSS	FTVIS2	FTVRD2	FTVSV2	FTVDM3
Reinvested dividends	$263,999	46,903	445,159	62,044	3,312,204	10,691	149,506	175,723
Mortality and expense risk charges (note 2)	(227,067)	(81,621)	(414,526)	(179,867)	(596,904)	(9,940)	(204,873)	(147,621)

Net investment income (loss)	36,932	(34,718)	30,633	(117,823)	2,715,300	751	(55,367)	28,102

Realized gain (loss) on investments	225,391	(334,369)	(3,433,701)	683,837	(3,344,936)	(4,387)	(18,937)	1,281,542
Change in unrealized gain (loss) on investments	1,925,014	691,385	6,910,124	2,514,617	6,055,740	115,813	4,240,044	588,045

Net gain (loss) on investments	2,150,405	357,016	3,476,423	3,198,454	2,710,804	111,426	4,221,107	1,869,587

Reinvested capital gains	38,823	7,606	65,465	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,226,160	329,904	3,572,521	3,080,631	5,426,104	112,177	4,165,740	1,897,689

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	TIF2	TIF3	FTVGI3	FTVFA2	AMGP	AMINS	AMCG	AMTP
Reinvested dividends	$538	136,601	717,858	90,277	1,201	-	-	3,356
Mortality and expense risk charges (note 2)	(369)	(106,598)	(605,659)	(49,212)	(4,793)	-	(6,543)	(7,263)

Net investment income (loss)	169	30,003	112,199	41,065	(3,592)	-	(6,543)	(3,907)

Realized gain (loss) on investments	(24)	(723,139)	886,022	290,145	31,150	90	(20,163)	23,859
Change in unrealized gain (loss) on investments	1,658	1,051,148	5,253,681	3,710	17,173	(155)	123,210	482

Net gain (loss) on investments	1,634	328,009	6,139,703	293,855	48,323	(65)	103,047	24,341

Reinvested capital gains	-	-	130,740	339	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,803	358,012	6,382,642	335,259	44,731	(65)	96,504	20,434

Investment Activity:	AMRS	AMFAS	AMSRS	OVCAFS	OVGR	OVGS3	OVGS	OVGSS
Reinvested dividends	$12	-	1,394	-	241,607	1,426,051	988,785	36,533
Mortality and expense risk charges (note 2)	(50)	(18,315)	(50,819)	(52,118)	(1,396,157)	(1,120,261)	(759,179)	(51,559)

Net investment income (loss)	(38)	(18,315)	(49,425)	(52,118)	(1,154,550)	305,790	229,606	(15,026)

Realized gain (loss) on investments	180	115,209	(921,657)	499,905	32,859,974	440,510	5,468,830	354,292
Change in unrealized gain (loss) on investments	703	84,375	1,817,749	(297,601)	(23,460,400)	12,003,076	3,094,202	(1,021)

Net gain (loss) on investments	883	199,584	896,092	202,304	9,399,574	12,443,586	8,563,032	353,271

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$845	181,269	846,667	150,186	8,245,024	12,749,376	8,792,638	338,245

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	OVHI3	OVHI	OVHIS	OVGI	OVGIS	OVSC	OVSCS	OVAG
Reinvested dividends	$128,447	7,755	1,548	1,326,230	27,989	55,246	753	-
Mortality and expense risk charges (note 2)	(24,023)	(1,448)	(325)	(1,299,679)	(52,838)	(101,015)	(2,274)	(632,528)

Net investment income (loss)	104,424	6,307	1,223	26,551	(24,849)	(45,769)	(1,521)	(632,528)

Realized gain (loss) on investments	312,340	(45,261)	(9,833)	3,993,309	58,379	2,136,446	(827)	538,121
Change in unrealized gain (loss) on investments	(141,364)	54,934	11,763	11,592,779	353,557	(370,019)	38,173	13,595,269

Net gain (loss) on investments	170,976	9,673	1,930	15,586,088	411,936	1,766,427	37,346	14,133,390

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$275,400	15,980	3,153	15,612,639	387,087	1,720,658	35,825	13,500,862

Investment Activity:	OVSBS	PMVRRA	SBLD	SBLJ	SBLN	SBLO	SBLP	SBLQ
Reinvested dividends	$369,157	12,652	-	-	-	-	-	-
Mortality and expense risk charges (note 2)	(81,920)	(9,896)	(2,583)	(1,486)	(1,652)	(9,950)	(4,435)	(9,968)

Net investment income (loss)	287,237	2,756	(2,583)	(1,486)	(1,652)	(9,950)	(4,435)	(9,968)

Realized gain (loss) on investments	29,557	8,924	(14,258)	2,659	(2,742)	18,283	66,256	5,208
Change in unrealized gain (loss) on investments	226,229	38,145	46,699	26,575	17,338	151,131	(10,447)	189,231

Net gain (loss) on investments	255,786	47,069	32,441	29,234	14,596	169,414	55,809	194,439

Reinvested capital gains	-	7,699	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$543,023	57,524	29,858	27,748	12,944	159,464	51,374	184,471

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	SBLV	SBLX	SBLY	PMVTRA	PVGIB	ACEG2	ACC2	VYDS
Reinvested dividends	$-	-	-	70,332	172	-	11,081	35,021
Mortality and expense risk charges (note 2)	(23,908)	(783)	(274)	(31,682)	(139)	(27,993)	(145,062)	(57,110)

Net investment income (loss)	(23,908)	(783)	(274)	38,650	33	(27,993)	(133,981)	(22,089)

Realized gain (loss) on investments	444	3,726	2,565	52,023	(872)	123,396	9,992	180,137
Change in unrealized gain (loss) on investments	364,878	15,725	417	5,986	2,136	136,702	1,107,419	310,482

Net gain (loss) on investments	365,322	19,451	2,982	58,009	1,264	260,098	1,117,411	490,619

Reinvested capital gains	-	-	-	89,849	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$341,414	18,668	2,708	186,508	1,297	232,105	983,430	468,530

Investment Activity:	ROCMC	TRBCG2	TREI2	TRHS2	TRLT2	VWEMR	VWEM	VWHAR
Reinvested dividends	$17,182	-	198,037	-	-	133,786	113,128	130,272
Mortality and expense risk charges (note 2)	(9,633)	(78,843)	(176,111)	(5,864)	(14)	(221,263)	(197,009)	(416,269)

Net investment income (loss)	7,549	(78,843)	21,926	(5,864)	(14)	(87,477)	(83,881)	(285,997)

Realized gain (loss) on investments	(70,350)	3,244,156	(47,503)	62,630	-	387,993	(2,416,423)	(1,883,245)
Change in unrealized gain (loss) on investments	290,591	(2,321,877)	1,873,491	104,225	-	3,864,473	6,681,269	11,882,217

Net gain (loss) on investments	220,241	922,279	1,825,988	166,855	-	4,252,466	4,264,846	9,998,972

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$227,790	843,436	1,847,914	160,991	(14)	4,164,989	4,180,965	9,712,975

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	VWHA	WRASP	WRBP	WRBDP	WRCEP	WRDIV	WRENG	WRGNR
Reinvested dividends	$53,597	2,751,739	1,111,603	4,515,727	1,306,412	250,852	30,084	-
Mortality and expense risk charges (note 2)	(155,105)	(2,904,090)	(639,534)	(1,336,290)	(1,485,463)	(251,106)	(125,436)	(478,276)

Net investment income (loss)	(101,508)	(152,351)	472,069	3,179,437	(179,051)	(254)	(95,352)	(478,276)

Realized gain (loss) on investments	978,613	14,320,070	2,913,056	(364,042)	2,035,709	(190,096)	(252,796)	(3,784,161)
Change in unrealized gain (loss) on investments	2,899,851	2,019,798	4,008,209	2,688,985	21,143,520	3,206,588	2,505,467	9,246,495

Net gain (loss) on investments	3,878,464	16,339,868	6,921,265	2,324,943	23,179,229	3,016,492	2,252,671	5,462,334

Reinvested capital gains	-	-	810,129	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$3,776,956	16,187,517	8,203,463	5,504,380	23,000,178	3,016,238	2,157,319	4,984,058

Investment Activity:	WRGP	WRHIP	WRIP	WRI2P	WRMIC	WRMCG	WRMMP	WRMSP
Reinvested dividends	$914,599	6,611,406	434,967	269,856	-	5,377	25,796	216,963
Mortality and expense risk charges (note 2)	(1,639,820)	(961,238)	(510,079)	(219,516)	(51,497)	(177,479)	(377,262)	(15,627)

Net investment income (loss)	(725,221)	5,650,168	(75,112)	50,340	(51,497)	(172,102)	(351,466)	201,336

Realized gain (loss) on investments	9,136,456	(203,625)	3,086,974	(1,573,378)	(127,012)	459,753	-	(671,949)
Change in unrealized gain (loss) on investments	6,033,273	5,314,572	2,340,000	3,713,164	1,761,449	3,857,811	-	519,714

Net gain (loss) on investments	15,169,729	5,110,947	5,426,974	2,139,786	1,634,437	4,317,564	-	(152,235)

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$14,444,508	10,761,115	5,351,862	2,190,126	1,582,940	4,145,462	(351,466)	49,101

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	WRRESP	WRSTP	WRSCP	WRSCV	WRVP	SVOF	WFVSCG
Reinvested dividends	$188,888	-	-	6,697	560,427	2,064	-
Mortality and expense risk charges (note 2)	(115,894)	(972,461)	(797,455)	(101,378)	(725,862)	(4,852)	(77,523)

Net investment income (loss)	72,994	(972,461)	(797,455)	(94,681)	(165,435)	(2,788)	(77,523)

Realized gain (loss) on investments	(984,825)	6,513,220	2,261,234	(98,232)	366,368	28,732	1,223,633
Change in unrealized gain (loss) on investments	3,303,735	576,821	15,717,745	2,200,472	9,574,380	29,648	365,873

Net gain (loss) on investments	2,318,910	7,090,041	17,978,979	2,102,240	9,940,748	58,380	1,589,506

Reinvested capital gains	-	2,531,297	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,391,904	8,648,877	17,181,524	2,007,559	9,775,313	55,592	1,511,983

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	Total		BBCMAG		BBGI		BBCA
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$31,584,156	69,066,562	743	(3,901)	(249)	(3,578)	(937)	(12,467)
Realized gain (loss) on investments	(56,533,762)	(679,416,549)	(107,659)	(269,562)	(687,004)	(805,753)	(524,360)	(187,904)
Change in unrealized gain (loss) on investments	885,246,152	2,141,717,605	195,441	400,950	813,200	1,071,310	506,384	438,221
Reinvested capital gains	38,426,055	109,584,169	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	898,722,601	1,640,951,787	88,525	127,487	125,947	261,979	(18,913)	237,850

Equity transactions:
Purchase payments received from contract owners (note 3)	175,161,828	213,963,897	7,901	(8,897)	21,499	25,760	1,249	15,355
Transfers between funds	-	-	21,843	(123)	(111,260)	(346,129)	(1,089,532)	(12)
Redemptions (note 3)	(1,485,445,815)	(1,535,732,127)	(166,097)	(221,819)	(452,368)	(336,773)	(13,956)	(244,251)
Annuity benefits	(5,840,577)	(5,109,456)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(199,103)	(226,624)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,454,198)	(3,951,708)	(196)	(580)	(1,045)	(159)	-	(89)
Adjustments to maintain reserves	(78,577)	(110,835)	(2)	(28)	(44)	(31)	(7)	(52)

Net equity transactions	(1,317,856,442)	(1,331,166,853)	(136,551)	(231,447)	(543,217)	(657,332)	(1,102,246)	(229,049)

Net change in contract owners’ equity	(419,133,841)	309,784,934	(48,026)	(103,960)	(417,270)	(395,353)	(1,121,159)	8,801
Contract owners’ equity beginning of period	7,961,391,641	7,651,606,707	780,089	884,049	1,698,220	2,093,573	1,121,159	1,112,358

Contract owners’ equity end of period	$7,542,257,800	7,961,391,641	732,063	780,089	1,280,950	1,698,220	-	1,121,159

CHANGES IN UNITS:
Beginning units	631,032,455	721,371,476	79,522	110,981	181,163	261,627	93,676	117,435
Units purchased	193,534,437	275,440,652	7,189	1,099	4,723	9,325	89	8,541
Units redeemed	(283,851,700)	(365,779,673)	(20,723)	(32,558)	(62,499)	(89,789)	(93,765)	(32,300)

Ending units	540,715,192	631,032,455	65,988	79,522	123,387	181,163	-	93,676

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	MLVGA3		CSIEF3		WSCP		HVIE
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$70,591	141,162	(9,270)	(621)	(41,985)	(12,857)	(1)	-
Realized gain (loss) on investments	407,938	59,155	4,440	19	121,503	11,810	1	-
Change in unrealized gain (loss) on investments	1,343,809	521,553	114,790	12,049	511,185	407,313	42	-
Reinvested capital gains	169,611	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,991,949	721,870	109,960	11,447	590,703	406,266	42	-

Equity transactions:
Purchase payments received from contract owners (note 3)	1,171,643	270,186	1,655	55	101,230	18,839	-	-
Transfers between funds	14,396,359	15,799,366	(75,476)	1,185,824	(202,190)	4,778,356	4,880	-
Redemptions (note 3)	(3,978,794)	(676,123)	(122,425)	(1,827)	(780,022)	(128,128)	-	-
Annuity benefits	(16,063)	(3,681)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(96)	(21)	(2)	-	(94)	(24)	-	-
Contingent deferred sales charges (note 2)	(938)	(1,476)	(48)	(5)	(563)	(19)	-	-
Adjustments to maintain reserves	(1,023)	(112)	506	(46)	(96)	11	-	-

Net equity transactions	11,571,088	15,388,139	(195,790)	1,184,001	(881,735)	4,669,035	4,880	-

Net change in contract owners’ equity	13,563,037	16,110,009	(85,830)	1,195,448	(291,032)	5,075,301	4,922	-
Contract owners’ equity beginning of period	16,110,009	-	1,195,448	-	5,075,301	-	-	-

Contract owners’ equity end of period	$29,673,046	16,110,009	1,109,618	1,195,448	4,784,269	5,075,301	4,922	-

CHANGES IN UNITS:
Beginning units	1,329,525	-	118,233	-	465,051	-	-	-
Units purchased	1,730,348	1,472,293	39,993	118,413	13,555	485,940	479	-
Units redeemed	(809,032)	(142,768)	(59,437)	(180)	(91,515)	(20,889)	(2)	-

Ending units	2,250,841	1,329,525	98,789	118,233	387,091	465,051	477	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	HVSIT		JPMMV1		JABS		JACAS
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(2)	-	10,097	(81,061)	1,428	1,549	(1,150,038)	(1,362,426)
Realized gain (loss) on investments	53	-	782,473	235,837	1,409	741	10,793,264	6,549,275
Change in unrealized gain (loss) on investments	4	-	1,394,609	2,545,147	4,603	16,911	(4,098,525)	38,820,781
Reinvested capital gains	-	-	-	-	-	3,877	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	55	-	2,187,179	2,699,923	7,440	23,078	5,544,701	44,007,630

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	105,717	42,418	-	50	2,478,918	2,743,945
Transfers between funds	15,259	-	307,064	9,246,326	-	6,108	(5,022,668)	5,252,337
Redemptions (note 3)	-	-	(1,685,760)	(988,531)	(7,268)	(6,892)	(20,035,823)	(18,927,419)
Annuity benefits	-	-	(2,425)	(1,362)	(409)	(282)	(42,040)	(25,688)
Contract maintenance charges (note 2)	-	-	(374)	(190)	1	-	(2,690)	(3,141)
Contingent deferred sales charges (note 2)	-	-	(747)	(1,003)	-	-	(26,096)	(51,463)
Adjustments to maintain reserves	2	-	(1,160)	2,339	39	(14)	(2,348)	57,400

Net equity transactions	15,261	-	(1,277,686)	8,299,997	(7,637)	(1,030)	(22,652,747)	(10,954,029)

Net change in contract owners’ equity	15,316	-	909,493	10,999,920	(197)	22,048	(17,108,046)	33,053,601
Contract owners’ equity beginning of period	-	-	10,999,920	-	113,433	91,385	138,973,393	105,919,792

Contract owners’ equity end of period	$15,316	-	11,909,413	10,999,920	113,236	113,433	121,865,347	138,973,393

CHANGES IN UNITS:
Beginning units	-	-	921,638	-	7,927	7,919	14,689,565	15,992,721
Units purchased	1,674	-	190,347	1,121,053	39	1,152	1,589,579	4,124,757
Units redeemed	(318)	-	(294,557)	(199,415)	(557)	(1,144)	(4,014,211)	(5,427,913)

Ending units	1,356	-	817,428	921,638	7,409	7,927	12,264,933	14,689,565

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	JAGTS2		JAGTS		JARLCS		JAIGS2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(147,605)	(131,639)	(196,497)	(176,543)	96	(2,711)	(685,413)	(628,943)
Realized gain (loss) on investments	316,299	278,524	805,632	(23,221)	894	(787,140)	2,409,923	(3,933,548)
Change in unrealized gain (loss) on investments	2,482,442	5,154,528	3,240,262	7,483,498	(544)	906,460	21,432,682	47,489,460
Reinvested capital gains	-	-	-	-	-	-	-	2,369,924

Net increase (decrease) in contract owners’ equity resulting from operations	2,651,136	5,301,413	3,849,397	7,283,734	446	116,609	23,157,192	45,296,893

Equity transactions:
Purchase payments received from contract owners (note 3)	806,542	602,350	128,552	211,803	11	3,613	2,866,917	2,925,196
Transfers between funds	2,620,446	709,197	(985,517)	(606,592)	(6,742)	(1,597,596)	1,440,069	15,394,785
Redemptions (note 3)	(2,191,966)	(2,356,313)	(2,374,682)	(2,072,844)	19	(123,657)	(17,389,236)	(13,437,090)
Annuity benefits	-	-	(2,308)	(1,833)	(177)	(636)	(27,537)	(23,173)
Contract maintenance charges (note 2)	(403)	(490)	(669)	(712)	-	(10)	(2,885)	(3,027)
Contingent deferred sales charges (note 2)	(4,828)	(10,197)	(1,697)	(3,612)	-	(469)	(37,696)	(48,397)
Adjustments to maintain reserves	(158)	74,097	(5,572)	(5,423)	6	(106)	3,335	(4,598)

Net equity transactions	1,229,632	(981,356)	(3,241,893)	(2,479,213)	(6,883)	(1,718,861)	(13,147,034)	4,803,696

Net change in contract owners’ equity	3,880,768	4,320,057	607,504	4,804,521	(6,437)	(1,602,252)	10,010,158	50,100,589
Contract owners’ equity beginning of period	12,931,641	8,611,584	19,213,326	14,408,805	6,437	1,608,689	111,696,500	61,595,911

Contract owners’ equity end of period	$16,812,409	12,931,641	19,820,830	19,213,326	-	6,437	121,706,658	111,696,500

CHANGES IN UNITS:
Beginning units	1,031,386	1,067,580	4,618,124	5,376,361	475	140,574	4,589,729	4,486,666
Units purchased	540,662	718,595	17,929	47,000	1	45,295	1,127,414	2,024,382
Units redeemed	(484,060)	(754,789)	(765,194)	(805,237)	(476)	(185,394)	(1,674,103)	(1,921,319)

Ending units	1,087,988	1,031,386	3,870,859	4,618,124	-	475	4,043,040	4,589,729

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	JAIGS		MIGSC		MMCGSC		MNDSC
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(435,049)	(460,539)	(1,786)	(1,377)	(29,153)	(26,044)	(20,890)	(17,628)
Realized gain (loss) on investments	9,225,218	4,928,002	1,972	(1,393)	(26,771)	(88,015)	(5,076)	(68,745)
Change in unrealized gain (loss) on investments	7,949,018	31,358,613	17,222	56,691	435,360	587,668	345,445	524,183
Reinvested capital gains	-	1,949,340	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	16,739,187	37,775,416	17,408	53,921	379,436	473,609	319,479	437,810

Equity transactions:
Purchase payments received from contract owners (note 3)	636,150	886,150	-	(195)	11,907	1,485	9,301	1,230
Transfers between funds	(3,619,665)	(2,752,353)	(220)	5,393	(43,801)	6,539	156	84,239
Redemptions (note 3)	(12,596,333)	(10,519,223)	(16,600)	(5,641)	(254,124)	(169,267)	(260,082)	(53,851)
Annuity benefits	(16,464)	(15,338)	(6,405)	(5,842)	-	-	-	-
Contract maintenance charges (note 2)	(1,543)	(1,549)	1	-	-	-	-	-
Contingent deferred sales charges (note 2)	(12,706)	(17,582)	(339)	(17)	(170)	(1,736)	(222)	(262)
Adjustments to maintain reserves	2,676	(2,088)	(164)	97	96	(65)	(313)	286

Net equity transactions	(15,607,884)	(12,421,983)	(23,726)	(6,205)	(286,091)	(163,044)	(251,159)	31,642

Net change in contract owners’ equity	1,131,303	25,353,433	(6,318)	47,716	93,345	310,565	68,320	469,452
Contract owners’ equity beginning of period	79,592,841	54,239,408	194,959	147,243	1,610,125	1,299,560	1,173,015	703,563

Contract owners’ equity end of period	$80,724,144	79,592,841	188,641	194,959	1,703,470	1,610,125	1,241,335	1,173,015

CHANGES IN UNITS:
Beginning units	5,558,077	6,684,942	17,463	18,125	210,034	234,916	106,493	101,953
Units purchased	49,333	124,988	-	688	6,194	20,743	15,204	25,562
Units redeemed	(1,046,463)	(1,251,853)	(2,204)	(1,350)	(40,997)	(45,625)	(37,361)	(21,022)

Ending units	4,560,947	5,558,077	15,259	17,463	175,231	210,034	84,336	106,493

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	MVFSC		MVIVSC		MSVFI		MSVF2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$63,600	(10,470)	(3,132)	-	207,944	474,490	23,553	55,591
Realized gain (loss) on investments	(2,225,769)	(4,199,319)	12,252	-	84,494	(193,713)	(48,054)	(25,994)
Change in unrealized gain (loss) on investments	5,447,120	10,394,323	72,467	-	(6,107)	182,335	64,038	32,877
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,284,951	6,184,534	81,587	-	286,331	463,112	39,537	62,474

Equity transactions:
Purchase payments received from contract owners (note 3)	1,233,430	816,327	106,889	-	186,137	129,846	8,717	-
Transfers between funds	424,074	5,359,412	835,173	-	(169,084)	(3,023,753)	231,989	14,018
Redemptions (note 3)	(5,440,171)	(4,251,942)	(6,367)	-	(774,478)	(1,106,061)	(207,272)	(114,584)
Annuity benefits	(33,222)	(17,140)	-	-	-	-	(10,905)	(10,781)
Contract maintenance charges (note 2)	(1,012)	(1,063)	-	-	(77)	(303)	1	-
Contingent deferred sales charges (note 2)	(8,459)	(11,001)	(21)	-	(804)	(4,221)	(114)	(858)
Adjustments to maintain reserves	4	21,045	(16)	-	(156)	2,059	(8)	(61)

Net equity transactions	(3,825,355)	1,915,638	935,657	-	(758,462)	(4,002,433)	22,408	(112,266)

Net change in contract owners’ equity	(540,404)	8,100,172	1,017,244	-	(472,131)	(3,539,321)	61,945	(49,792)
Contract owners’ equity beginning of period	36,810,961	28,710,789	-	-	4,149,190	7,688,511	826,070	875,862

Contract owners’ equity end of period	$36,270,557	36,810,961	1,017,244	-	3,677,059	4,149,190	888,015	826,070

CHANGES IN UNITS:
Beginning units	3,696,423	3,458,496	-	-	397,097	797,752	63,439	75,504
Units purchased	865,222	2,046,178	107,371	-	6,106,500	873,688	30,570	5,764
Units redeemed	(1,262,585)	(1,808,251)	(12,890)	-	(6,171,237)	(1,274,343)	(27,288)	(17,829)

Ending units	3,299,060	3,696,423	94,481	-	332,360	397,097	66,721	63,439

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	MSEM		MSVMG		MSVRE		NVAGF3
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$388,894	887,135	(907)	(79,371)	7,016	2,132,202	71,641	30,329
Realized gain (loss) on investments	(84,500)	(453,053)	4,401	(6,911,501)	113,371	(118,691,386)	34,192	8,210
Change in unrealized gain (loss) on investments	757,864	2,824,653	10,914	10,827,887	154,463	121,284,727	(44,200)	(7,890)
Reinvested capital gains	-	-	-	-	-	-	34,865	4,490

Net increase (decrease) in contract owners’ equity resulting from operations	1,062,258	3,258,735	14,408	3,837,015	274,850	4,725,543	96,498	35,139

Equity transactions:
Purchase payments received from contract owners (note 3)	88,406	106,914	37	250,427	13,145	776,904	16,461	12,910
Transfers between funds	(610,897)	(822,603)	17,477	(12,017,677)	(96,252)	(92,059,094)	697,200	995,682
Redemptions (note 3)	(2,132,358)	(2,296,012)	(18,004)	(1,454,122)	(245,466)	(7,924,155)	(246,363)	(69,376)
Annuity benefits	(9,660)	(9,846)	(1,315)	(3,390)	(11,894)	(25,093)	-	-
Contract maintenance charges (note 2)	(260)	(336)	(14)	(221)	(118)	(2,294)	(2)	(3)
Contingent deferred sales charges (note 2)	(2,043)	(5,906)	(1)	(2,038)	(214)	(27,812)	(46)	(30)
Adjustments to maintain reserves	(467)	(654)	(1,458)	(47,959)	2,150	4,197	(338)	(14)

Net equity transactions	(2,667,279)	(3,028,443)	(3,278)	(13,274,980)	(338,649)	(99,257,347)	466,912	939,169

Net change in contract owners’ equity	(1,605,021)	230,292	11,130	(9,437,965)	(63,799)	(94,531,804)	563,410	974,308
Contract owners’ equity beginning of period	13,345,338	13,115,046	55,889	9,493,854	1,180,599	95,712,403	974,308	-

Contract owners’ equity end of period	$11,740,317	13,345,338	67,019	55,889	1,116,800	1,180,599	1,537,718	974,308

CHANGES IN UNITS:
Beginning units	466,768	586,733	4,834	1,708,103	47,730	5,202,889	85,960	-
Units purchased	20,915	47,736	2,757	843,541	1,486	618,853	118,628	99,992
Units redeemed	(110,175)	(167,701)	(1,095)	(2,546,810)	(13,983)	(5,774,012)	(78,725)	(14,032)

Ending units	377,508	466,768	6,496	4,834	35,233	47,730	125,863	85,960

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NVAMV1		NVAMV2		GVAAA2		GVABD2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$152,590	948	1,169	-	114,043	(379,310)	275,945	(269,914)
Realized gain (loss) on investments	101,418	3,794	10,180	-	(2,412,778)	(2,838,254)	694,437	(3,729,975)
Change in unrealized gain (loss) on investments	2,830,584	13,851	57,218	-	5,741,498	9,026,556	570,183	7,240,981
Reinvested capital gains	372,605	13,244	8,014	-	-	836,324	-	9,965

Net increase (decrease) in contract owners’ equity resulting from operations	3,457,197	31,837	76,581	-	3,442,763	6,645,316	1,540,565	3,251,057

Equity transactions:
Purchase payments received from contract owners (note 3)	244,987	29,111	41,354	-	1,049,843	1,536,979	763,309	483,396
Transfers between funds	174,239,861	363,916	3,647,837	-	250,710	2,815,926	1,205,534	3,208,035
Redemptions (note 3)	(2,151,859)	(32,806)	(230,045)	-	(6,971,963)	(5,240,766)	(6,223,556)	(5,818,847)
Annuity benefits	(6,599)	(11)	-	-	(74,385)	(66,777)	(60,731)	(46,432)
Contract maintenance charges (note 2)	(237)	(9)	-	-	(1,010)	(922)	(391)	(417)
Contingent deferred sales charges (note 2)	(4,976)	-	-	-	(9,045)	(6,481)	(12,376)	(9,636)
Adjustments to maintain reserves	(5,778)	(13)	12	-	1,353	(681)	(491)	(519)

Net equity transactions	172,315,399	360,188	3,459,159	-	(5,754,497)	(962,722)	(4,328,702)	(2,184,420)

Net change in contract owners’ equity	175,772,596	392,025	3,535,740	-	(2,311,734)	5,682,594	(2,788,137)	1,066,637
Contract owners’ equity beginning of period	392,025	-	-	-	36,891,031	31,208,437	31,684,732	30,618,095

Contract owners’ equity end of period	$176,164,621	392,025	3,535,740	-	34,579,297	36,891,031	28,896,595	31,684,732

CHANGES IN UNITS:
Beginning units	31,259	-	-	-	3,655,535	3,842,337	2,923,369	3,167,010
Units purchased	12,697,067	34,548	274,349	-	781,157	1,380,676	848,414	3,133,380
Units redeemed	(257,011)	(3,289)	(17,735)	-	(1,366,087)	(1,567,478)	(1,230,949)	(3,377,021)

Ending units	12,471,315	31,259	256,614	-	3,070,605	3,655,535	2,540,834	2,923,369

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GVAGG2		GVAGR2		GVAGI2		HIBF
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(81,478)	(262,953)	(379,466)	(328,995)	(31,320)	(108,429)	2,597,566	3,067,115
Realized gain (loss) on investments	(1,709,080)	(2,508,317)	(3,209,864)	(3,543,526)	(646,824)	(1,263,463)	(1,803,639)	(4,148,468)
Change in unrealized gain (loss) on investments	4,108,005	8,592,064	9,681,197	9,293,715	1,831,687	3,531,610	3,224,192	14,256,487
Reinvested capital gains	-	1,761,984	-	3,122,179	-	244,640	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,317,447	7,582,778	6,091,867	8,543,373	1,153,543	2,404,358	4,018,119	13,175,134

Equity transactions:
Purchase payments received from contract owners (note 3)	408,316	489,752	1,389,984	909,029	517,953	680,705	79,217	84,683
Transfers between funds	716,536	4,448,817	3,162,437	10,496,698	1,582,482	3,029,225	(1,809,615)	(2,221,650)
Redemptions (note 3)	(4,065,330)	(4,280,332)	(6,893,127)	(5,023,461)	(2,091,288)	(1,322,132)	(6,934,686)	(6,729,066)
Annuity benefits	(14,476)	(17,876)	(48,756)	(32,281)	(50,834)	(37,355)	(17,271)	(21,985)
Contract maintenance charges (note 2)	(837)	(923)	(1,432)	(1,391)	(295)	(268)	(466)	(532)
Contingent deferred sales charges (note 2)	(3,848)	(12,386)	(9,958)	(12,914)	(2,427)	(3,677)	(5,552)	(8,946)
Adjustments to maintain reserves	2,055	(1,567)	2,492	(1,522)	(801)	(2,586)	(916)	(2,713)

Net equity transactions	(2,957,584)	625,485	(2,398,359)	6,334,158	(45,210)	2,343,912	(8,689,289)	(8,900,209)

Net change in contract owners’ equity	(640,137)	8,208,263	3,693,508	14,877,531	1,108,333	4,748,270	(4,671,170)	4,274,925
Contract owners’ equity beginning of period	27,756,521	19,548,258	38,841,932	23,964,401	12,169,402	7,421,132	38,395,329	34,120,404

Contract owners’ equity end of period	$27,116,384	27,756,521	42,535,440	38,841,932	13,277,735	12,169,402	33,724,159	38,395,329

CHANGES IN UNITS:
Beginning units	2,651,292	2,607,903	4,400,289	3,724,440	1,422,326	1,149,098	2,432,766	3,127,646
Units purchased	555,037	1,420,654	1,082,780	2,425,025	515,144	749,225	62,462	155,403
Units redeemed	(853,770)	(1,377,265)	(1,379,228)	(1,749,176)	(516,447)	(475,997)	(589,634)	(850,283)

Ending units	2,352,559	2,651,292	4,103,841	4,400,289	1,421,023	1,422,326	1,905,594	2,432,766

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	HIBF3		GEM		GEM3		GEM6
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$2,515,382	3,835,163	(20,558)	3,525	(566,214)	60,086	(19,010)	(6,599)
Realized gain (loss) on investments	13,861,200	(6,350,245)	(64,651)	(218,211)	(11,714,634)	(16,893,431)	(260,475)	(323,330)
Change in unrealized gain (loss) on investments	(12,613,795)	20,999,703	360,262	1,118,599	19,225,413	39,070,874	397,489	737,136
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,762,787	18,484,621	275,053	903,913	6,944,565	22,237,529	118,004	407,207

Equity transactions:
Purchase payments received from contract owners (note 3)	832,954	787,358	66,253	111,599	1,209,703	1,620,444	34,861	13,067
Transfers between funds	(21,181,442)	9,912,116	(156,085)	(94,119)	(1,774,128)	2,701,712	4,713	149,929
Redemptions (note 3)	(6,722,168)	(7,197,760)	(455,737)	(417,217)	(8,480,529)	(7,332,600)	(276,463)	(150,590)
Annuity benefits	(28,975)	(44,044)	(5,551)	(3,275)	(34,168)	(24,429)	-	-
Contract maintenance charges (note 2)	(345)	(385)	(59)	(85)	(2,888)	(3,113)	-	-
Contingent deferred sales charges (note 2)	(6,167)	(11,277)	(450)	(840)	(24,382)	(22,375)	(201)	(636)
Adjustments to maintain reserves	(3,089)	776	(191)	(123)	202	(481)	109	5

Net equity transactions	(27,109,232)	3,446,784	(551,820)	(404,060)	(9,106,190)	(3,060,842)	(236,981)	11,775

Net change in contract owners’ equity	(23,346,445)	21,931,405	(276,767)	499,853	(2,161,625)	19,176,687	(118,977)	418,982
Contract owners’ equity beginning of period	60,646,897	38,715,492	2,225,227	1,725,374	59,267,422	40,090,735	1,113,594	694,612

Contract owners’ equity end of period	$37,300,452	60,646,897	1,948,460	2,225,227	57,105,797	59,267,422	994,617	1,113,594

CHANGES IN UNITS:
Beginning units	5,022,438	4,616,958	92,773	117,608	2,343,389	2,568,733	57,783	57,587
Units purchased	3,367,157	4,610,564	1,647	10,065	515,837	1,093,399	8,913	20,399
Units redeemed	(5,647,397)	(4,205,084)	(23,635)	(34,900)	(897,453)	(1,318,743)	(21,367)	(20,203)

Ending units	2,742,198	5,022,438	70,785	92,773	1,961,773	2,343,389	45,329	57,783

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GVGU1		GVGU		GIG		GIG3
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$87	587	34,536	243,639	(3,036)	(909)	(49,963)	(37,503)
Realized gain (loss) on investments	(10,224)	(875)	(1,733,405)	(5,829,198)	56,569	(111,347)	(5,227,492)	(8,949,644)
Change in unrealized gain (loss) on investments	9,323	1,828	1,366,564	5,619,924	(10,389)	352,373	7,913,535	14,475,264
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(814)	1,540	(332,305)	34,365	43,144	240,117	2,636,080	5,488,117

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	123,574	205,331	32,910	45,772	316,040	445,688
Transfers between funds	(21,384)	-	(8,183,900)	(5,017,490)	(361,742)	291,336	(1,220,819)	829,819
Redemptions (note 3)	230	(2,262)	(927,733)	(1,771,067)	(137,485)	(199,034)	(4,266,072)	(3,648,045)
Annuity benefits	(40)	(113)	-	-	(829)	(2,300)	(98)	(23)
Contract maintenance charges (note 2)	-	-	(99)	(149)	(40)	(54)	(603)	(663)
Contingent deferred sales charges (note 2)	-	-	(2,235)	(3,064)	(432)	(249)	(12,154)	(12,229)
Adjustments to maintain reserves	1	(4)	(152)	(345)	(265)	127	(552)	(668)

Net equity transactions	(21,193)	(2,379)	(8,990,545)	(6,586,784)	(467,883)	135,598	(5,184,257)	(2,386,121)

Net change in contract owners’ equity	(22,007)	(839)	(9,322,850)	(6,552,419)	(424,739)	375,715	(2,548,177)	3,101,996
Contract owners’ equity beginning of period	22,007	22,846	9,322,850	15,875,269	1,191,175	815,460	27,492,057	24,390,061

Contract owners’ equity end of period	$-	22,007	-	9,322,850	766,436	1,191,175	24,943,880	27,492,057

CHANGES IN UNITS:
Beginning units	1,356	1,501	617,366	1,126,815	108,942	95,197	1,606,441	1,835,707
Units purchased	14	-	46,767	213,262	5,025	47,278	309,157	751,390
Units redeemed	(1,370)	(145)	(664,133)	(722,711)	(51,250)	(33,533)	(616,230)	(980,656)

Ending units	-	1,356	-	617,366	62,717	108,942	1,299,368	1,606,441

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NVIE6		GEF		GEF3		NVNMO1
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(237)	(160)	(5,958)	(2,595)	(8,220)	(6,123)	(851,277)	(356,697)
Realized gain (loss) on investments	(3,832)	(3,944)	472,938	253,741	(1,368,173)	(1,704,366)	2,969,870	973,687
Change in unrealized gain (loss) on investments	9,569	14,274	178,383	1,263,513	1,844,986	2,900,358	2,178,031	10,041,102
Reinvested capital gains	-	-	-	-	-	-	7,570,839	220,910

Net increase (decrease) in contract owners’ equity resulting from operations	5,500	10,170	645,363	1,514,659	468,593	1,189,869	11,867,463	10,879,002

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	23,764	51,268	143,754	270,709	1,520,229	937,904
Transfers between funds	-	21,133	(289,502)	(354,850)	(986,988)	(321,583)	(9,478,834)	96,213,801
Redemptions (note 3)	(4,230)	(4,258)	(1,220,039)	(1,199,210)	(989,354)	(921,308)	(14,703,827)	(6,087,874)
Annuity benefits	(1,765)	(873)	(3,212)	(2,579)	-	-	(16,807)	(6,304)
Contract maintenance charges (note 2)	1	-	(115)	(142)	(203)	(233)	(1,861)	(638)
Contingent deferred sales charges (note 2)	-	-	(753)	(633)	(2,080)	(2,562)	(19,979)	(7,118)
Adjustments to maintain reserves	6	12	(366)	4,386	307	(494)	4,583	(6,927)

Net equity transactions	(5,988)	16,014	(1,490,222)	(1,501,760)	(1,834,564)	(975,471)	(22,696,497)	91,042,844

Net change in contract owners’ equity	(488)	26,184	(844,859)	12,899	(1,365,971)	214,398	(10,829,034)	101,921,846
Contract owners’ equity beginning of period	56,219	30,035	8,047,951	8,035,052	6,481,949	6,267,551	102,052,823	130,977

Contract owners’ equity end of period	$55,731	56,219	7,203,092	8,047,951	5,115,978	6,481,949	91,223,789	102,052,823

CHANGES IN UNITS:
Beginning units	8,052	5,501	586,309	726,959	352,465	421,671	13,082,723	24,053
Units purchased	28	3,378	1,764	17,983	30,337	85,154	956,878	15,151,610
Units redeemed	(927)	(827)	(112,578)	(158,633)	(130,594)	(154,360)	(3,818,384)	(2,092,940)

Ending units	7,153	8,052	475,495	586,309	252,208	352,465	10,221,217	13,082,723

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NVNSR1		NVNSR2		NVCRA2		NVCRB2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(16,370)	(31,173)	(27)	(11)	(15,416)	(3,206)	(23,647)	42,214
Realized gain (loss) on investments	454,570	(2,091,723)	7	1	260,027	(369,652)	293,238	(244,151)
Change in unrealized gain (loss) on investments	302,498	3,083,853	374	169	(134,930)	886,321	387,632	988,580
Reinvested capital gains	-	-	-	-	188,921	529	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	740,698	960,957	354	159	298,602	513,992	657,223	786,643

Equity transactions:
Purchase payments received from contract owners (note 3)	241,728	147,305	-	-	197,959	326,945	215,456	662,845
Transfers between funds	(1,410,734)	(2,202,180)	-	1,534	110,790	525,761	4,834,439	2,254,009
Redemptions (note 3)	(806,825)	(938,577)	-	-	(302,268)	(289,877)	(1,370,476)	(753,576)
Annuity benefits	(575)	(395)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(767)	(1,020)	-	-	(383)	(74)	(138)	(75)
Contingent deferred sales charges (note 2)	(4,318)	(6,181)	-	-	(1,233)	(222)	(10,695)	(225)
Adjustments to maintain reserves	44	3,889	-	2	(34)	146	(41)	(109)

Net equity transactions	(1,981,448)	(2,997,159)	-	1,536	4,831	562,679	3,668,545	2,162,869

Net change in contract owners’ equity	(1,240,750)	(2,036,202)	354	1,695	303,433	1,076,671	4,325,768	2,949,512
Contract owners’ equity beginning of period	4,381,839	6,418,041	1,695	-	2,370,573	1,293,902	5,985,142	3,035,630

Contract owners’ equity end of period	$3,141,089	4,381,839	2,049	1,695	2,674,006	2,370,573	10,310,910	5,985,142

CHANGES IN UNITS:
Beginning units	545,466	1,045,538	217	-	291,521	203,409	589,939	382,103
Units purchased	204,391	182,907	-	217	134,326	243,321	672,494	386,459
Units redeemed	(431,164)	(682,979)	-	-	(136,676)	(155,209)	(300,200)	(178,623)

Ending units	318,693	545,466	217	217	289,171	291,521	962,233	589,939

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NVCCA2		NVCCN2		NVCMD2		NVCMA2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(23,121)	6,189	4,113	77,900	(62,698)	68,923	(44,462)	12,827
Realized gain (loss) on investments	(72,225)	(512,697)	403,070	(94,790)	294,009	(585,543)	353,810	(409,788)
Change in unrealized gain (loss) on investments	596,301	1,335,014	(84,730)	526,732	1,497,093	2,605,933	511,762	1,241,673
Reinvested capital gains	204	-	125,034	11,379	-	620	-	2,043

Net increase (decrease) in contract owners’ equity resulting from operations	501,159	828,506	447,487	521,221	1,728,404	2,089,933	821,110	846,755

Equity transactions:
Purchase payments received from contract owners (note 3)	178,334	201,435	416,266	89,458	1,516,375	1,611,034	365,806	1,293,097
Transfers between funds	2,064,489	886,720	3,455,185	4,172,111	7,467,967	5,586,811	2,315,760	1,421,546
Redemptions (note 3)	(729,333)	(2,059,944)	(1,237,401)	(1,199,870)	(2,919,401)	(1,937,222)	(757,811)	(261,619)
Annuity benefits	(889)	-	(25,006)	(17,163)	(78,588)	(48,497)	(74,432)	(20,564)
Contract maintenance charges (note 2)	(171)	(43)	(212)	(87)	(860)	(299)	(523)	(169)
Contingent deferred sales charges (note 2)	(1,410)	(6,456)	(1,606)	(5,579)	(1,839)	(7,725)	(1,890)	(368)
Adjustments to maintain reserves	(175)	(122)	4,310	68,962	(730)	(197)	(2,531)	(90)

Net equity transactions	1,510,846	(978,410)	2,611,536	3,107,832	5,982,924	5,203,905	1,844,379	2,431,833

Net change in contract owners’ equity	2,012,005	(149,904)	3,059,023	3,629,053	7,711,328	7,293,838	2,665,489	3,278,588
Contract owners’ equity beginning of period	4,022,814	4,172,718	6,234,788	2,605,735	12,911,239	5,617,401	5,551,785	2,273,197

Contract owners’ equity end of period	$6,034,819	4,022,814	9,293,811	6,234,788	20,622,567	12,911,239	8,217,274	5,551,785

CHANGES IN UNITS:
Beginning units	418,388	559,727	581,196	283,337	1,273,021	742,815	487,057	303,444
Units purchased	303,563	368,003	579,372	617,478	1,252,700	1,009,155	479,194	374,682
Units redeemed	(141,929)	(509,342)	(352,869)	(319,619)	(613,597)	(478,949)	(262,451)	(191,069)

Ending units	580,022	418,388	807,699	581,196	1,912,124	1,273,021	703,800	487,057

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NVCMC2		NVCBD1		NVCBD2		NVLCP2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(9,863)	56,727	130,680	93,347	4,669	5,007	55,159	77,279
Realized gain (loss) on investments	557,537	(115,908)	321,224	126,672	4,039	3,675	203,794	74,825
Change in unrealized gain (loss) on investments	(49,399)	707,744	(113,371)	10,632	15,054	7,583	(79,871)	27,689
Reinvested capital gains	13,578	3,640	81,541	33,675	7,760	3,187	89,656	71,400

Net increase (decrease) in contract owners’ equity resulting from operations	511,853	652,203	420,074	264,326	31,522	19,452	268,738	251,193

Equity transactions:
Purchase payments received from contract owners (note 3)	414,056	387,857	305,088	101,829	-	-	14,847	19,118
Transfers between funds	2,453,693	2,538,399	2,690,069	6,628,168	109,708	579,089	266,457	3,536,367
Redemptions (note 3)	(1,051,497)	(1,132,337)	(2,394,549)	(914,752)	(19,869)	(30,807)	(722,306)	(383,426)
Annuity benefits	(4,982)	(1,247)	(14,531)	(10,261)	-	-	(8,224)	(5,681)
Contract maintenance charges (note 2)	(186)	(117)	(486)	(194)	-	-	(45)	(39)
Contingent deferred sales charges (note 2)	(438)	(12,815)	(3,295)	(1,026)	-	(42)	(62)	(179)
Adjustments to maintain reserves	(2)	(115)	(253)	(153)	(10)	(40)	(105)	(35)

Net equity transactions	1,810,643	1,779,625	582,043	5,803,611	89,829	548,200	(449,439)	3,166,125

Net change in contract owners’ equity	2,322,496	2,431,828	1,002,117	6,067,937	121,351	567,652	(180,701)	3,417,318
Contract owners’ equity beginning of period	6,156,078	3,724,250	7,229,509	1,161,572	668,098	100,446	3,969,618	552,300

Contract owners’ equity end of period	$8,478,574	6,156,078	8,231,626	7,229,509	789,449	668,098	3,788,917	3,969,618

CHANGES IN UNITS:
Beginning units	633,405	445,889	669,759	109,155	63,999	10,259	344,564	53,319
Units purchased	560,817	579,509	686,476	1,182,533	10,355	58,175	263,446	727,470
Units redeemed	(395,699)	(391,993)	(633,905)	(621,929)	(2,158)	(4,435)	(300,475)	(436,225)

Ending units	798,523	633,405	722,330	669,759	72,196	63,999	307,535	344,564

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	TRF		TRF2		GVGF1		GVGFS
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(70,290)	329,455	(8,093)	(5,093)	(2)	(5)	(1,414)	(3,798)
Realized gain (loss) on investments	(4,115,477)	(13,766,520)	(60,171)	(41,969)	(1,713)	(630)	273,692	(2,226,308)
Change in unrealized gain (loss) on investments	17,958,649	39,345,162	137,224	196,791	1,776	1,717	(202,660)	3,488,754
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	13,772,882	25,908,097	68,960	149,729	61	1,082	69,618	1,258,648

Equity transactions:
Purchase payments received from contract owners (note 3)	2,684,534	3,027,289	600	2,545	-	-	12,558	49,757
Transfers between funds	(325,992)	(3,906,228)	(61,800)	92,192	(3,863)	-	(4,235,395)	(720,768)
Redemptions (note 3)	(19,229,198)	(19,382,011)	(240,080)	(59,751)	90	(722)	(179,724)	(763,555)
Annuity benefits	(90,425)	(77,505)	-	-	-	-	(140)	(351)
Contract maintenance charges (note 2)	(8,457)	(9,736)	-	-	-	-	(34)	(72)
Contingent deferred sales charges (note 2)	(27,681)	(40,798)	(70)	(358)	-	-	(325)	(2,065)
Adjustments to maintain reserves	(14,076)	(9,969)	(22)	(53)	(1)	(1)	(247)	(410)

Net equity transactions	(17,011,295)	(20,398,958)	(301,372)	34,575	(3,773)	(723)	(4,403,308)	(1,437,464)

Net change in contract owners’ equity	(3,238,413)	5,509,139	(232,412)	184,304	(3,712)	359	(4,333,690)	(178,816)
Contract owners’ equity beginning of period	128,617,738	123,108,599	855,533	671,229	3,712	3,353	4,333,690	4,512,506

Contract owners’ equity end of period	$125,379,325	128,617,738	623,121	855,533	-	3,712	-	4,333,690

CHANGES IN UNITS:
Beginning units	11,511,657	13,778,445	90,233	87,219	294	346	331,596	450,548
Units purchased	923,449	949,645	329	15,800	-	-	17,482	210,482
Units redeemed	(2,448,098)	(3,216,433)	(31,466)	(12,786)	(294)	(52)	(349,078)	(329,434)

Ending units	9,987,008	11,511,657	59,096	90,233	-	294	-	331,596

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GBF		GBF2		CAF		GVGH1
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$5,256,010	7,729,164	73,932	149,087	(119,366)	(134,438)	(63)	(597)
Realized gain (loss) on investments	4,949,691	2,882,260	44,449	(139,562)	1,693,588	1,006,038	(4,216)	(3,992)
Change in unrealized gain (loss) on investments	(8,988,636)	(10,019,570)	(138,379)	(110,847)	3,194,497	6,655,242	5,196	14,445
Reinvested capital gains	9,655,851	4,461,069	301,802	155,671	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	10,872,916	5,052,923	281,804	54,349	4,768,719	7,526,842	917	9,856

Equity transactions:
Purchase payments received from contract owners (note 3)	3,784,154	5,878,536	91,844	193,855	592,577	1,969,591	(862)	(28)
Transfers between funds	(6,455,822)	(33,027,493)	(162,632)	(674,907)	(701,182)	(127,600)	(67,831)	(7,613)
Redemptions (note 3)	(53,526,215)	(80,250,764)	(2,787,357)	(2,014,478)	(3,513,337)	(5,899,400)	322	(1,857)
Annuity benefits	(213,211)	(228,905)	(696)	(55,880)	(6,461)	(5,782)	195	(1,598)
Contract maintenance charges (note 2)	(5,562)	(7,141)	-	-	(2,895)	(3,200)	-	-
Contingent deferred sales charges (note 2)	(64,767)	(188,318)	(2,903)	(12,578)	(6,149)	(6,233)	-	-
Adjustments to maintain reserves	(26,512)	(8,301)	16	(7,454)	(34)	(20,567)	532	456

Net equity transactions	(56,507,935)	(107,832,386)	(2,861,729)	(2,571,442)	(3,637,481)	(4,093,191)	(67,643)	(10,640)

Net change in contract owners’ equity	(45,635,019)	(102,779,463)	(2,579,925)	(2,517,093)	1,131,238	3,433,651	(66,726)	(784)
Contract owners’ equity beginning of period	301,631,836	404,411,299	10,532,755	13,049,848	29,752,271	26,318,620	66,726	67,510

Contract owners’ equity end of period	$255,996,817	301,631,836	7,952,830	10,532,755	30,883,509	29,752,271	-	66,726

CHANGES IN UNITS:
Beginning units	18,571,113	25,449,213	853,076	1,063,595	4,093,988	4,801,429	5,321	6,333
Units purchased	4,156,549	4,886,085	67,725	70,196	256,602	670,273	-	60
Units redeemed	(7,546,702)	(11,764,185)	(294,308)	(280,715)	(750,145)	(1,377,714)	(5,321)	(1,072)

Ending units	15,180,960	18,571,113	626,493	853,076	3,600,445	4,093,988	-	5,321

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GVGHS		GVIX8		GVIDA		NVDBL2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(11,460)	(119,380)	28,670	40,228	209,884	(101,730)	6,984	7,688
Realized gain (loss) on investments	(255,140)	(4,891,975)	(453,341)	(499,950)	(4,398,101)	(5,708,040)	39,309	411
Change in unrealized gain (loss) on investments	494,241	6,261,895	596,544	1,085,420	10,097,082	14,175,669	233,886	33,357
Reinvested capital gains	-	-	-	-	-	2,648,715	7,419	10,743

Net increase (decrease) in contract owners’ equity resulting from operations	227,641	1,250,540	171,873	625,698	5,908,865	11,014,614	287,598	52,199

Equity transactions:
Purchase payments received from contract owners (note 3)	151,079	161,972	39,542	50,672	1,345,721	1,718,914	20,233	27,200
Transfers between funds	(12,880,293)	(4,063,238)	219,618	765,939	(2,966,055)	(3,348,295)	2,294,762	1,429,039
Redemptions (note 3)	(920,670)	(2,018,199)	(378,317)	(189,841)	(6,600,800)	(4,800,538)	(93,544)	(3,515)
Annuity benefits	(778)	(2,381)	(1,984)	(1,762)	(67,557)	(58,595)	(1,073)	(92)
Contract maintenance charges (note 2)	(205)	(556)	(121)	(130)	(7,634)	(8,358)	(2)	-
Contingent deferred sales charges (note 2)	(2,931)	(8,782)	(846)	(979)	(42,772)	(43,507)	(1)	-
Adjustments to maintain reserves	(1,375)	(460)	(42)	(145)	550	(916)	(487)	(7)

Net equity transactions	(13,655,173)	(5,931,644)	(122,150)	623,754	(8,338,547)	(6,541,295)	2,219,888	1,452,625

Net change in contract owners’ equity	(13,427,532)	(4,681,104)	49,723	1,249,452	(2,429,682)	4,473,319	2,507,486	1,504,824
Contract owners’ equity beginning of period	13,427,532	18,108,636	3,074,462	1,825,010	51,941,164	47,467,845	1,504,824	-

Contract owners’ equity end of period	$-	13,427,532	3,124,185	3,074,462	49,511,482	51,941,164	4,012,310	1,504,824

CHANGES IN UNITS:
Beginning units	1,040,801	1,656,216	362,938	274,031	4,157,079	4,774,409	127,959	-
Units purchased	105,509	517,957	97,028	222,842	530,279	809,695	231,565	151,707
Units redeemed	(1,146,310)	(1,133,372)	(114,125)	(133,935)	(1,208,563)	(1,427,025)	(42,112)	(23,748)

Ending units	-	1,040,801	345,841	362,938	3,478,795	4,157,079	317,412	127,959

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NVDCA2		GVIDC		GVIDM		GVDMA
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(144)	5,318	632,101	438,883	2,275,051	796,940	877,238	(10,638)
Realized gain (loss) on investments	16,632	9,014	(528,713)	(2,079,314)	(5,364,250)	(12,417,527)	(6,689,409)	(8,221,910)
Change in unrealized gain (loss) on investments	42,983	35,288	2,486,787	6,448,554	29,044,386	54,473,664	20,329,521	31,899,916
Reinvested capital gains	1,686	3,978	166,254	338,752	-	6,890,545	-	6,127,577

Net increase (decrease) in contract owners’ equity resulting from operations	61,157	53,598	2,756,429	5,146,875	25,955,187	49,743,622	14,517,350	29,794,945

Equity transactions:
Purchase payments received from contract owners (note 3)	62,507	19,579	693,146	909,838	6,189,021	7,574,577	3,372,128	3,992,577
Transfers between funds	276,757	829,455	2,750,386	3,438,277	(6,674,460)	33,576,689	(3,347,695)	(6,673,971)
Redemptions (note 3)	(46,453)	(137,898)	(13,802,346)	(17,890,855)	(60,863,833)	(51,636,339)	(29,224,210)	(21,146,166)
Annuity benefits	(1,119)	(626)	(81,383)	(107,081)	(679,775)	(560,852)	(340,024)	(312,574)
Contract maintenance charges (note 2)	(10)	-	(1,480)	(1,453)	(13,622)	(14,619)	(16,360)	(18,082)
Contingent deferred sales charges (note 2)	-	(436)	(31,184)	(44,090)	(98,793)	(220,931)	(100,196)	(102,831)
Adjustments to maintain reserves	(82)	(7)	8,815	2,065	(28)	299,532	3,965	(3,794)

Net equity transactions	291,600	710,067	(10,464,046)	(13,693,299)	(62,141,490)	(10,981,943)	(29,652,392)	(24,264,841)

Net change in contract owners’ equity	352,757	763,665	(7,707,617)	(8,546,424)	(36,186,303)	38,761,679	(15,135,042)	5,530,104
Contract owners’ equity beginning of period	763,665	-	63,356,378	71,902,802	316,270,533	277,508,854	154,063,379	148,533,275

Contract owners’ equity end of period	$1,116,422	763,665	55,648,761	63,356,378	280,084,230	316,270,533	138,928,337	154,063,379

CHANGES IN UNITS:
Beginning units	61,529	-	5,109,651	6,279,027	24,580,501	25,414,593	11,933,118	14,184,832
Units purchased	65,897	73,997	1,032,488	2,162,702	2,680,321	9,343,606	1,564,260	1,844,241
Units redeemed	(48,767)	(12,468)	(1,853,304)	(3,332,078)	(7,563,396)	(10,177,698)	(3,911,508)	(4,095,955)

Ending units	78,659	61,529	4,288,835	5,109,651	19,697,426	24,580,501	9,585,870	11,933,118

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GVDMC		GVUS1		GVUSL		MCIF
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$875,377	485,910	-	(1)	(14,298)	(16,986)	119,223	(214,565)
Realized gain (loss) on investments	(2,434,915)	(5,159,593)	-	(1,415)	(2,607,221)	(2,145,245)	668,115	(5,066,068)
Change in unrealized gain (loss) on investments	7,721,154	15,166,898	-	1,719	2,869,155	3,736,000	24,964,675	34,901,409
Reinvested capital gains	-	1,566,703	-	-	-	-	124,371	3,360,831

Net increase (decrease) in contract owners’ equity resulting from operations	6,161,616	12,059,918	-	303	247,636	1,573,769	25,876,384	32,981,607

Equity transactions:
Purchase payments received from contract owners (note 3)	2,746,268	1,767,196	-	3	39,077	144,864	1,747,583	2,425,750
Transfers between funds	(1,303,103)	(5,429,253)	-	(2,048)	(6,051,091)	(856,503)	(4,952,259)	(6,339,940)
Redemptions (note 3)	(24,105,332)	(18,570,063)	-	-	(308,255)	(832,822)	(21,847,242)	(18,602,115)
Annuity benefits	(141,521)	(149,038)	-	(115)	-	-	(78,073)	(59,571)
Contract maintenance charges (note 2)	(3,902)	(4,169)	-	-	(62)	(182)	(3,095)	(3,478)
Contingent deferred sales charges (note 2)	(37,276)	(64,170)	-	-	(1,155)	(2,347)	(36,822)	(44,499)
Adjustments to maintain reserves	(1,128)	(1,448)	-	27	(73)	(371)	5,868	(2,995)

Net equity transactions	(22,845,994)	(22,450,945)	-	(2,133)	(6,321,559)	(1,547,361)	(25,164,039)	(22,626,848)

Net change in contract owners’ equity	(16,684,378)	(10,391,027)	-	(1,830)	(6,073,923)	26,408	712,345	10,354,759
Contract owners’ equity beginning of period	100,423,857	110,814,884	-	1,830	6,073,923	6,047,515	121,468,188	111,113,429

Contract owners’ equity end of period	$83,739,479	100,423,857	-	-	-	6,073,923	122,180,533	121,468,188

CHANGES IN UNITS:
Beginning units	7,849,777	9,861,417	-	221	503,325	663,781	5,661,511	7,039,039
Units purchased	1,007,203	1,604,697	-	1	10,996	111,763	570,629	914,484
Units redeemed	(2,815,498)	(3,616,337)	-	(222)	(514,321)	(272,219)	(1,683,298)	(2,292,012)

Ending units	6,041,482	7,849,777	-	-	-	503,325	4,548,842	5,661,511

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	SAM		NVMIG1		NVMIG3		GVDIV2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(3,967,836)	(5,902,070)	(28)	(8)	(249,869)	(72,282)	20	14
Realized gain (loss) on investments	-	-	(970)	-	2,081,973	(564,526)	(110)	(152)
Change in unrealized gain (loss) on investments	-	-	1,747	89	5,856,229	10,682,185	198	742
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(3,967,836)	(5,902,070)	749	81	7,688,333	10,045,377	108	604

Equity transactions:
Purchase payments received from contract owners (note 3)	30,568,583	45,261,229	-	-	921,875	377,466	-	-
Transfers between funds	54,146,452	(10,457,895)	1,928	10,877	(4,795,227)	65,275,959	-	-
Redemptions (note 3)	(194,917,158)	(318,490,773)	-	-	(11,118,397)	(5,072,674)	12	-
Annuity benefits	(465,152)	(491,537)	-	-	(10,093)	(4,426)	(218)	(197)
Contract maintenance charges (note 2)	(5,431)	(7,180)	-	-	(2,014)	(1,352)	-	-
Contingent deferred sales charges (note 2)	(153,731)	(544,656)	-	-	(17,269)	(8,182)	-	-
Adjustments to maintain reserves	(32,631)	(41,971)	1	0	2,958	1,000	0	10

Net equity transactions	(110,859,069)	(284,772,783)	1,929	10,877	(15,018,166)	60,567,791	(206)	(187)

Net change in contract owners’ equity	(114,826,905)	(290,674,853)	2,678	10,958	(7,329,833)	70,613,168	(98)	417
Contract owners’ equity beginning of period	397,239,251	687,914,104	10,958	-	74,482,633	3,869,465	2,718	2,301

Contract owners’ equity end of period	$282,412,346	397,239,251	13,636	10,958	67,152,800	74,482,633	2,620	2,718

CHANGES IN UNITS:
Beginning units	31,981,566	55,065,021	813	-	9,022,689	634,973	230	249
Units purchased	23,226,328	28,887,352	827	813	494,833	9,754,515	1	-
Units redeemed	(32,271,241)	(51,970,807)	(744)	-	(2,310,109)	(1,366,799)	(19)	(19)

Ending units	22,936,653	31,981,566	896	813	7,207,413	9,022,689	212	230

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GVDIV3		GVDIV6		NVMLG1		NVMLG2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$143,054	163,276	1,061	1,565	(255,676)	(10,587)	(17,717)	(5,212)
Realized gain (loss) on investments	(3,812,622)	(9,583,270)	(315,994)	(288,045)	1,206,613	117,088	43,222	9,185
Change in unrealized gain (loss) on investments	4,243,150	13,736,670	328,212	482,139	668,604	1,119,818	41,508	121,142
Reinvested capital gains	-	-	-	-	1,118,211	-	39,440	-

Net increase (decrease) in contract owners’ equity resulting from operations	573,582	4,316,676	13,279	195,659	2,737,752	1,226,319	106,453	125,115

Equity transactions:
Purchase payments received from contract owners (note 3)	177,737	209,599	15,949	7,986	381,675	133,609	20,161	7,640
Transfers between funds	(1,482,147)	(5,313,468)	(28,201)	(76,757)	22,374,986	8,373,034	(167,564)	1,016,495
Redemptions (note 3)	(2,335,441)	(2,665,546)	(276,285)	(60,744)	(4,326,362)	(625,133)	(172,399)	(47,310)
Annuity benefits	-	-	(11,848)	(11,256)	(24,493)	(3,668)	(410)	-
Contract maintenance charges (note 2)	(692)	(979)	3	-	(1,312)	(375)	-	-
Contingent deferred sales charges (note 2)	(3,981)	(7,023)	(379)	(415)	(12,356)	(3,771)	(33)	(452)
Adjustments to maintain reserves	892	(4,427)	85	(30)	(10,064)	(230)	479	(178)

Net equity transactions	(3,643,632)	(7,781,844)	(300,676)	(141,216)	18,382,074	7,873,466	(319,767)	976,195

Net change in contract owners’ equity	(3,070,050)	(3,465,168)	(287,397)	54,443	21,119,826	9,099,785	(213,314)	1,101,310
Contract owners’ equity beginning of period	17,575,662	21,040,830	926,394	871,951	9,155,872	56,087	1,101,310	-

Contract owners’ equity end of period	$14,505,612	17,575,662	638,997	926,394	30,275,698	9,155,872	887,996	1,101,310

CHANGES IN UNITS:
Beginning units	1,150,634	1,767,075	67,302	78,668	1,116,209	8,873	138,048	-
Units purchased	116,963	206,674	6,945	10,201	3,481,033	1,296,479	1,661	147,615
Units redeemed	(362,446)	(823,115)	(34,832)	(21,567)	(1,362,057)	(189,143)	(42,301)	(9,567)

Ending units	905,151	1,150,634	39,415	67,302	3,235,185	1,116,209	97,408	138,048

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NVMLV1		NVMLV2		NVMMG1		NVMMG2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(26,704)	-	(50,722)	(7,222)	(1,152,256)	(551,450)	(92,638)	(35,244)
Realized gain (loss) on investments	(205,887)	-	163,146	176,869	5,261,698	956,178	257,437	54,026
Change in unrealized gain (loss) on investments	130,707	-	132,358	479,467	19,775,865	14,618,887	1,462,680	840,857
Reinvested capital gains	348,076	-	207,149	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	246,192	-	451,931	649,114	23,885,307	15,023,615	1,627,479	859,639

Equity transactions:
Purchase payments received from contract owners (note 3)	100,366	-	60,112	56,414	1,918,724	749,257	111,284	(179,166)
Transfers between funds	11,324,576	-	(444,967)	5,007,591	(5,160,556)	98,434,637	(407,884)	6,974,862
Redemptions (note 3)	(1,417,191)	-	(898,416)	(301,422)	(16,017,711)	(8,122,814)	(831,937)	(311,969)
Annuity benefits	(336)	-	(8,507)	(4,392)	(65,043)	(29,805)	-	-
Contract maintenance charges (note 2)	(70)	-	(26)	(14)	(3,826)	(6,880)	-	-
Contingent deferred sales charges (note 2)	(886)	-	(1,890)	(414)	(28,692)	(19,255)	-	-
Adjustments to maintain reserves	480	-	539	(481)	4,206	182,396	1,132	202,264

Net equity transactions	10,006,939	-	(1,293,155)	4,757,282	(19,352,899)	91,187,536	(1,127,405)	6,685,991

Net change in contract owners’ equity	10,253,131	-	(841,224)	5,406,396	4,532,408	106,211,151	500,074	7,545,630
Contract owners’ equity beginning of period	-	-	5,500,205	93,809	107,746,945	1,535,794	7,545,630	-

Contract owners’ equity end of period	$10,253,131	-	4,658,981	5,500,205	112,279,353	107,746,945	8,045,704	7,545,630

CHANGES IN UNITS:
Beginning units	-	-	671,187	14,426	13,643,300	246,427	970,197	-
Units purchased	1,317,023	-	70,763	988,782	909,181	15,743,231	61,705	1,080,778
Units redeemed	(338,531)	-	(231,653)	(332,021)	(3,228,254)	(2,346,358)	(203,292)	(110,581)

Ending units	978,492	-	510,297	671,187	11,324,227	13,643,300	828,610	970,197

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NVMMV2		SCGF		SCGF2		SCVF
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$95,347	11,971	(301,985)	(300,305)	(9,617)	(9,891)	(609,409)	(616,864)
Realized gain (loss) on investments	2,955,674	(309,902)	(1,319,049)	(9,436,388)	(5,150)	(50,848)	(9,908,916)	(23,805,570)
Change in unrealized gain (loss) on investments	6,142,025	9,580,160	7,327,167	15,353,901	118,205	175,458	36,677,316	48,274,125
Reinvested capital gains	3,384,013	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	12,577,059	9,282,229	5,706,133	5,617,208	103,438	114,719	26,158,991	23,851,691

Equity transactions:
Purchase payments received from contract owners (note 3)	1,112,267	640,896	525,121	542,505	40,677	10,502	1,837,780	2,547,344
Transfers between funds	(5,140,546)	74,469,147	537,786	(748,929)	11,475	(23,356)	(5,510,180)	(6,924,056)
Redemptions (note 3)	(14,112,991)	(6,047,743)	(4,500,541)	(4,659,719)	(242,049)	(95,335)	(20,079,069)	(19,846,277)
Annuity benefits	(18,824)	(6,144)	(9,546)	(7,580)	(28)	(23)	(48,647)	(38,527)
Contract maintenance charges (note 2)	(1,836)	(959)	(970)	(1,075)	-	-	(3,175)	(3,576)
Contingent deferred sales charges (note 2)	(21,522)	(12,899)	(6,395)	(14,531)	(83)	(921)	(30,708)	(55,664)
Adjustments to maintain reserves	2,562	(17,051)	1,115	(978)	129	(42)	6,726	10,761

Net equity transactions	(18,180,890)	69,025,247	(3,453,429)	(4,890,307)	(189,879)	(109,175)	(23,827,274)	(24,309,995)

Net change in contract owners’ equity	(5,603,831)	78,307,476	2,252,704	726,901	(86,441)	5,544	2,331,717	(458,304)
Contract owners’ equity beginning of period	81,378,423	3,070,947	27,829,313	27,102,412	594,603	589,059	120,541,715	121,000,019

Contract owners’ equity end of period	$75,774,592	81,378,423	30,082,017	27,829,313	508,162	594,603	122,873,432	120,541,715

CHANGES IN UNITS:
Beginning units	9,387,443	457,440	2,405,794	2,959,328	75,333	93,131	5,299,089	6,639,101
Units purchased	521,586	10,720,008	304,958	1,220,209	8,273	6,620	404,505	844,761
Units redeemed	(2,522,203)	(1,790,005)	(617,202)	(1,773,743)	(31,045)	(24,418)	(1,395,285)	(2,184,773)

Ending units	7,386,826	9,387,443	2,093,550	2,405,794	52,561	75,333	4,308,309	5,299,089

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	SCVF2		SCF		SCF2		MSBF
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(17,392)	(15,781)	(982,254)	(972,767)	(49,211)	(44,888)	3,800,350	6,530,047
Realized gain (loss) on investments	(210,338)	(271,750)	(14,481,957)	(26,582,315)	(435,338)	(382,040)	(3,154,503)	(10,117,568)
Change in unrealized gain (loss) on investments	482,568	545,360	40,966,066	60,450,689	1,030,722	1,181,110	6,246,020	19,485,737
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	254,838	257,829	25,501,855	32,895,607	546,173	754,182	6,891,867	15,898,216

Equity transactions:
Purchase payments received from contract owners (note 3)	18,027	8,482	1,747,711	2,318,107	30,524	22,966	877,761	1,057,996
Transfers between funds	47,389	(49,723)	(7,532,828)	(8,103,761)	(113,999)	(31,923)	(2,492,534)	4,321,755
Redemptions (note 3)	(371,757)	(187,795)	(20,789,293)	(18,951,199)	(680,848)	(421,203)	(15,912,675)	(14,469,332)
Annuity benefits	(81)	(65)	(54,923)	(48,346)	-	-	(36,117)	(37,430)
Contract maintenance charges (note 2)	-	-	(3,265)	(3,619)	-	-	(769)	(890)
Contingent deferred sales charges (note 2)	(130)	(1,409)	(28,046)	(36,717)	(186)	(1,164)	(12,191)	(24,276)
Adjustments to maintain reserves	260	(88)	11,456	(1,697)	(54)	(77)	(279)	(4,052)

Net equity transactions	(306,292)	(230,598)	(26,649,188)	(24,827,232)	(764,564)	(431,401)	(17,576,804)	(9,156,229)

Net change in contract owners’ equity	(51,454)	27,231	(1,147,333)	8,068,375	(218,391)	322,781	(10,684,937)	6,741,987
Contract owners’ equity beginning of period	1,336,545	1,309,314	126,050,167	117,981,792	2,898,029	2,575,248	81,077,095	74,335,108

Contract owners’ equity end of period	$1,285,091	1,336,545	124,902,834	126,050,167	2,679,638	2,898,029	70,392,158	81,077,095

CHANGES IN UNITS:
Beginning units	123,050	148,938	6,145,117	7,666,352	239,791	281,038	5,382,701	6,067,116
Units purchased	20,872	9,550	279,565	837,288	6,640	18,552	773,497	3,305,125
Units redeemed	(48,616)	(35,438)	(1,524,061)	(2,358,523)	(65,528)	(59,799)	(1,892,973)	(3,989,540)

Ending units	95,306	123,050	4,900,621	6,145,117	180,903	239,791	4,263,225	5,382,701

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NVSTB2		GGTC		GGTC3		GVUG1
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$28,580	151,754	(3,345)	(8,699)	(37,987)	(82,737)	(1,493)	(3,867)
Realized gain (loss) on investments	39,677	198,733	10,772	(89,116)	2,043,904	(2,469,685)	(73,314)	(91,588)
Change in unrealized gain (loss) on investments	152,590	(86,287)	16,283	435,935	(1,758,726)	5,596,497	86,661	143,606
Reinvested capital gains	29,857	71,628	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	250,704	335,828	23,710	338,120	247,191	3,044,075	11,854	48,151

Equity transactions:
Purchase payments received from contract owners (note 3)	298,114	395,396	3,488	14,522	129,550	133,417	55,490	2,153
Transfers between funds	(2,043,408)	21,650,019	(920,719)	(7,149)	(11,621,237)	5,686,652	(299,850)	(85,265)
Redemptions (note 3)	(4,234,794)	(2,581,989)	(66,498)	(134,738)	(456,715)	(1,053,719)	(6,531)	(17,701)
Annuity benefits	(52,052)	(6,115)	464	-	298	-	(1,328)	(12,725)
Contract maintenance charges (note 2)	(137)	(72)	(49)	(93)	(124)	(400)	-	-
Contingent deferred sales charges (note 2)	(2,788)	(5,266)	(40)	(218)	(1,469)	(3,539)	-	(46)
Adjustments to maintain reserves	(251)	(2,095)	569	(1,086)	366	(537)	(11)	2,075

Net equity transactions	(6,035,316)	19,449,878	(982,785)	(128,762)	(11,949,331)	4,761,874	(252,230)	(111,509)

Net change in contract owners’ equity	(5,784,612)	19,785,706	(959,075)	209,358	(11,702,140)	7,805,949	(240,376)	(63,358)
Contract owners’ equity beginning of period	21,844,420	2,058,714	959,075	749,717	11,702,140	3,896,191	240,376	303,734

Contract owners’ equity end of period	$16,059,808	21,844,420	-	959,075	-	11,702,140	-	240,376

CHANGES IN UNITS:
Beginning units	2,035,595	208,273	318,647	374,006	1,054,005	530,725	21,372	32,147
Units purchased	356,966	3,219,165	13,228	49,478	155,204	1,053,538	-	509
Units redeemed	(923,375)	(1,391,843)	(331,875)	(104,837)	(1,209,209)	(530,258)	(21,372)	(11,284)

Ending units	1,469,186	2,035,595	-	318,647	-	1,054,005	-	21,372

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GVUGL		NVOLG1		NVOLG2		NVTIV3
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(29,860)	(91,617)	(315,593)	(1,438)	(13,974)	(54)	32,413	(10,213)
Realized gain (loss) on investments	(2,198,108)	(1,460,729)	3,352	5,055	7,683	1	486,042	96,170
Change in unrealized gain (loss) on investments	2,576,510	3,173,287	1,595,745	49,810	41,915	532	(877,268)	925,808
Reinvested capital gains	-	-	142,197	24,039	3,683	210	536,722	9,524

Net increase (decrease) in contract owners’ equity resulting from operations	348,542	1,620,941	1,425,701	77,466	39,307	689	177,909	1,021,289

Equity transactions:
Purchase payments received from contract owners (note 3)	51,468	115,559	784,417	36,434	144,922	-	186,591	148,858
Transfers between funds	(7,919,489)	(531,914)	503,227,250	1,381,379	13,169,143	11,961	(1,504,029)	5,012,489
Redemptions (note 3)	(332,749)	(1,078,097)	(6,877,641)	(19,805)	(384,477)	-	(882,523)	(325,490)
Annuity benefits	-	-	(21,200)	(2,192)	(44)	-	-	-
Contract maintenance charges (note 2)	(76)	(283)	(919)	-	-	-	(884)	(446)
Contingent deferred sales charges (note 2)	(1,635)	(3,862)	(10,115)	(30)	-	-	(5,815)	(2,487)
Adjustments to maintain reserves	(149)	(446)	(41,058)	23	(93,181)	(1)	62	(96)

Net equity transactions	(8,202,629)	(1,499,043)	497,060,734	1,395,809	12,836,363	11,960	(2,206,599)	4,832,828

Net change in contract owners’ equity	(7,854,087)	121,898	498,486,435	1,473,275	12,875,670	12,649	(2,028,690)	5,854,117
Contract owners’ equity beginning of period	7,854,087	7,732,189	1,473,275	-	12,649	-	5,854,117	-

Contract owners’ equity end of period	$-	7,854,087	499,959,710	1,473,275	12,888,319	12,649	3,825,427	5,854,117

CHANGES IN UNITS:
Beginning units	657,631	806,416	103,250	-	983	-	452,463	-
Units purchased	48,568	133,367	36,704,839	109,948	965,172	983	93,255	520,692
Units redeemed	(706,199)	(282,152)	(1,364,432)	(6,698)	(31,933)	-	(264,575)	(68,229)

Ending units	-	657,631	35,443,657	103,250	934,222	983	281,143	452,463

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	EIF		NVRE1		AMTB		PMVFAD
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$94,843	(9,310)	757,013	387,712	1,265,874	1,945,679	10,380	2,940
Realized gain (loss) on investments	(804,439)	(11,417,909)	6,326,928	406,496	(1,520,958)	(2,370,986)	38,029	17,171
Change in unrealized gain (loss) on investments	4,346,272	17,755,765	10,699,688	14,255,390	1,473,189	3,884,748	347,535	(144,552)
Reinvested capital gains	-	-	8,019,861	317,124	-	-	61,485	52,958

Net increase (decrease) in contract owners’ equity resulting from operations	3,636,676	6,328,546	25,803,490	15,366,722	1,218,105	3,459,441	457,429	(71,483)

Equity transactions:
Purchase payments received from contract owners (note 3)	416,056	633,988	1,507,534	845,889	487,181	759,366	106,465	191,525
Transfers between funds	(1,274,946)	(3,866,340)	(3,298,660)	87,805,724	5,874,730	1,640,479	3,240,563	3,828,542
Redemptions (note 3)	(5,439,290)	(5,409,728)	(18,180,312)	(5,252,274)	(6,715,242)	(5,386,545)	(569,757)	(71,188)
Annuity benefits	(36,153)	(33,553)	(42,365)	(17,314)	(42,135)	(31,941)	-	-
Contract maintenance charges (note 2)	(1,397)	(1,525)	(3,288)	(1,186)	(705)	(978)	(33)	(3)
Contingent deferred sales charges (note 2)	(11,309)	(13,075)	(30,265)	(12,920)	(13,088)	(15,287)	(799)	-
Adjustments to maintain reserves	3,626	3,662	9,466	(15,158)	(1,079)	(2,584)	162	(552)

Net equity transactions	(6,343,413)	(8,686,571)	(20,037,890)	83,352,761	(410,339)	(3,037,490)	2,776,601	3,948,324

Net change in contract owners’ equity	(2,706,737)	(2,358,025)	5,765,600	98,719,483	807,766	421,951	3,234,030	3,876,841
Contract owners’ equity beginning of period	30,155,588	32,513,613	99,594,873	875,390	29,544,196	29,122,245	3,876,841	-

Contract owners’ equity end of period	$27,448,851	30,155,588	105,360,473	99,594,873	30,351,962	29,544,196	7,110,871	3,876,841

CHANGES IN UNITS:
Beginning units	2,805,689	3,874,794	13,652,000	155,589	2,844,136	3,139,734	356,059	-
Units purchased	319,972	1,223,671	2,138,368	16,533,236	1,617,972	1,798,215	552,224	402,169
Units redeemed	(903,835)	(2,292,776)	(4,579,636)	(3,036,825)	(1,652,809)	(2,093,813)	(305,327)	(46,110)

Ending units	2,221,826	2,805,689	11,210,732	13,652,000	2,809,299	2,844,136	602,956	356,059

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	PMVLAD		AVB		AVBV2		AVCA
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$114,429	71,650	1,293	11,247	(696)	(45,701)	(512)	(473)
Realized gain (loss) on investments	(1,151)	53,928	(25,010)	(35,375)	1,164	(2,494,621)	(425)	(3,163)
Change in unrealized gain (loss) on investments	819,202	(476,075)	38,809	84,838	3,029	4,135,944	13,429	18,958
Reinvested capital gains	111,657	752,997	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,044,137	402,500	15,092	60,710	3,497	1,595,622	12,492	15,322

Equity transactions:
Purchase payments received from contract owners (note 3)	1,135,801	384,387	1,192	1,436	-	39,197	760	809
Transfers between funds	18,926,314	18,223,964	(38,417)	64,468	(800)	(4,727,337)	1,349	2,984
Redemptions (note 3)	(5,728,438)	(1,136,626)	(124,506)	(81,231)	(6,200)	(589,656)	(22,649)	(2,691)
Annuity benefits	(20,238)	(897)	-	-	(3,456)	(7,864)	-	-
Contract maintenance charges (note 2)	(389)	(159)	-	-	-	(16)	-	-
Contingent deferred sales charges (note 2)	(5,351)	(2,269)	-	(143)	(191)	(3,631)	(7)	-
Adjustments to maintain reserves	146	(2,127)	-	(33)	(353)	1,550	(44)	18

Net equity transactions	14,307,846	17,466,273	(161,731)	(15,503)	(11,001)	(5,287,757)	(20,592)	1,120

Net change in contract owners’ equity	15,351,983	17,868,773	(146,639)	45,207	(7,504)	(3,692,135)	(8,100)	16,442
Contract owners’ equity beginning of period	17,868,773	-	347,836	302,629	81,041	3,773,176	101,643	85,201

Contract owners’ equity end of period	$33,220,756	17,868,773	201,197	347,836	73,537	81,041	93,543	101,643

CHANGES IN UNITS:
Beginning units	1,622,430	-	37,731	43,568	8,622	642,858	11,670	11,674
Units purchased	3,177,618	1,925,296	3,101	9,801	-	1,589,336	353	1,547
Units redeemed	(1,905,505)	(302,866)	(20,641)	(15,638)	(1,214)	(2,223,572)	(2,663)	(1,551)

Ending units	2,894,543	1,622,430	20,191	37,731	7,408	8,622	9,360	11,670

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	AVCA2		AVCD2		AVGI		AVCE2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(12,101)	(15,357)	(17,716)	(18,555)	(2,022)	3,062	(10,444)	(4,892)
Realized gain (loss) on investments	47,087	(653,222)	189,048	(1,059,596)	849	(15,695)	(11,774)	(130,015)
Change in unrealized gain (loss) on investments	107,799	847,275	37,163	1,561,643	39,686	96,347	75,200	378,687
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	142,785	178,696	208,495	483,492	38,513	83,714	52,982	243,780

Equity transactions:
Purchase payments received from contract owners (note 3)	31,183	29,481	28,033	18,343	109,460	932	16,674	46,151
Transfers between funds	(22,323)	49,890	(490,017)	375,153	(37,188)	159,540	(47,361)	(22,976)
Redemptions (note 3)	(191,957)	(115,412)	(386,621)	(252,991)	(120,463)	(47,950)	(319,586)	(416,537)
Annuity benefits	(6,936)	(6,353)	(6,122)	(5,588)	-	-	-	-
Contract maintenance charges (note 2)	(19)	(12)	(37)	(37)	-	-	-	-
Contingent deferred sales charges (note 2)	-	(133)	(625)	(809)	(15)	(444)	(238)	(701)
Adjustments to maintain reserves	714	(102)	1,921	(61)	53	(35)	(52)	(27)

Net equity transactions	(189,338)	(42,641)	(853,468)	134,010	(48,152)	112,043	(350,562)	(394,090)

Net change in contract owners’ equity	(46,553)	136,055	(644,973)	617,502	(9,639)	195,757	(297,580)	(150,310)
Contract owners’ equity beginning of period	1,225,189	1,089,134	1,893,780	1,276,278	497,604	301,847	1,105,384	1,255,694

Contract owners’ equity end of period	$1,178,636	1,225,189	1,248,807	1,893,780	487,965	497,604	807,804	1,105,384

CHANGES IN UNITS:
Beginning units	147,550	153,590	208,876	194,563	41,016	31,402	113,102	161,347
Units purchased	17,968	310,558	96,985	152,938	9,398	31,214	8,857	31,251
Units redeemed	(39,530)	(316,598)	(195,002)	(138,625)	(12,793)	(21,600)	(44,701)	(79,496)

Ending units	125,988	147,550	110,859	208,876	37,621	41,016	77,258	113,102

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	IVHS		IVRE		ALVGIB		ALVPGB
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(1,212)	(640)	13,388	(2,797)	(27,989)	26,461	(25,029)	(30,964)
Realized gain (loss) on investments	(11,304)	(15,792)	(62,711)	(99,902)	(169,440)	(146,518)	81,174	(15,601)
Change in unrealized gain (loss) on investments	15,412	37,517	101,454	183,658	349,649	378,153	57,337	552,953
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,896	21,085	52,131	80,959	152,220	258,096	113,482	506,388

Equity transactions:
Purchase payments received from contract owners (note 3)	28,996	47,700	52,424	53,079	30,499	9,203	7,558	6,637
Transfers between funds	16,421	1,223	31,583	57,318	34,087	(21,351)	(61,100)	42,661
Redemptions (note 3)	(62,720)	(31,969)	(102,990)	(92,839)	(405,101)	(146,232)	(463,820)	(178,233)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(393)	(143)	(696)	(504)	(46)	(734)	(2)	(1,276)
Adjustments to maintain reserves	41	(35)	(8)	129	(45)	(85)	(36)	(45)

Net equity transactions	(17,655)	16,776	(19,687)	17,183	(340,606)	(159,199)	(517,400)	(130,256)

Net change in contract owners’ equity	(14,759)	37,861	32,444	98,142	(188,386)	98,897	(403,918)	376,132
Contract owners’ equity beginning of period	117,816	79,955	310,149	212,007	1,636,759	1,537,862	2,012,131	1,635,999

Contract owners’ equity end of period	$103,057	117,816	342,593	310,149	1,448,373	1,636,759	1,608,213	2,012,131

CHANGES IN UNITS:
Beginning units	11,235	9,622	36,267	32,265	174,315	193,493	204,515	224,033
Units purchased	1,785	4,846	9,825	16,035	7,491	7,220	7,165	19,043
Units redeemed	(3,585)	(3,233)	(11,618)	(12,033)	(42,492)	(26,398)	(60,352)	(38,561)

Ending units	9,435	11,235	34,474	36,267	139,314	174,315	151,328	204,515

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	ALVSVB		ACVIG		ACVIG2		ACVIP2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(113,166)	(42,903)	250,638	2,551,041	(10,180)	38,509	363,675	378,940
Realized gain (loss) on investments	1,627,372	(1,672,575)	(1,500,432)	(4,122,880)	(60,331)	(79,087)	430,039	279,678
Change in unrealized gain (loss) on investments	(42,881)	2,909,210	9,073,806	11,595,005	232,364	260,358	1,833,868	5,203,620
Reinvested capital gains	-	185,907	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,471,325	1,379,639	7,824,012	10,023,166	161,853	219,780	2,627,582	5,862,238

Equity transactions:
Purchase payments received from contract owners (note 3)	413,404	441,523	1,079,139	1,891,827	956	22,596	1,367,541	1,535,740
Transfers between funds	2,092,442	2,486,770	(2,552,379)	(2,980,691)	17,163	(104,473)	3,711,324	8,913,674
Redemptions (note 3)	(1,649,000)	(560,153)	(11,337,777)	(13,774,170)	(260,961)	(170,185)	(11,601,803)	(13,079,376)
Annuity benefits	(33,065)	(11,522)	(25,688)	(15,181)	(355)	(314)	(138,370)	(112,563)
Contract maintenance charges (note 2)	(51)	(11)	(2,009)	(2,284)	-	-	(572)	(675)
Contingent deferred sales charges (note 2)	(2,547)	(4,900)	(13,967)	(30,625)	(249)	(1,450)	(14,110)	(29,974)
Adjustments to maintain reserves	6,275	(168)	1,382	(11,862)	52	134	15,755	(9,402)

Net equity transactions	827,459	2,351,539	(12,851,300)	(14,922,986)	(243,394)	(253,692)	(6,660,235)	(2,782,576)

Net change in contract owners’ equity	2,298,784	3,731,178	(5,027,288)	(4,899,820)	(81,541)	(33,912)	(4,032,653)	3,079,662
Contract owners’ equity beginning of period	8,017,358	4,286,180	70,937,706	75,837,526	1,593,498	1,627,410	69,965,093	66,885,431

Contract owners’ equity end of period	$10,316,142	8,017,358	65,910,418	70,937,706	1,511,957	1,593,498	65,932,440	69,965,093

CHANGES IN UNITS:
Beginning units	714,580	548,109	5,855,561	7,348,426	163,644	192,829	5,478,989	5,726,351
Units purchased	1,273,259	1,098,414	275,300	678,235	5,259	8,633	1,402,286	2,759,557
Units redeemed	(1,235,934)	(931,943)	(1,322,853)	(2,171,100)	(29,701)	(37,818)	(1,918,542)	(3,006,919)

Ending units	751,905	714,580	4,808,008	5,855,561	139,202	163,644	4,962,733	5,478,989

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	ACVI		ACVI3		ACVMV1		ACVMV2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$18,876	522,401	907	423,708	112,302	217,041	1,730	6,786
Realized gain (loss) on investments	89,442	(382,532)	3,455	(4,188,834)	628,565	(2,746,240)	(10,687)	(17,351)
Change in unrealized gain (loss) on investments	149,839	5,793,211	11,279	8,574,650	828,738	3,868,246	88,017	95,962
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	258,157	5,933,080	15,641	4,809,524	1,569,605	1,339,047	79,060	85,397

Equity transactions:
Purchase payments received from contract owners (note 3)	227,972	347,839	1,317	605,607	264,638	270,822	54,972	66,866
Transfers between funds	414,611	(37,065,738)	(9,551)	(33,156,089)	(94,656)	145,612	37,626	(6)
Redemptions (note 3)	(570,723)	(3,132,269)	(5,421)	(2,786,638)	(1,847,730)	(1,392,453)	(15,608)	(9,350)
Annuity benefits	(2,972)	(10,067)	(591)	(833)	-	-	(38,685)	(26,335)
Contract maintenance charges (note 2)	-	(470)	(23)	(570)	(395)	(446)	29	-
Contingent deferred sales charges (note 2)	(2,599)	(3,720)	-	(9,158)	(2,536)	(3,224)	(59)	(74)
Adjustments to maintain reserves	312	(1,169)	81	(2,327)	(280)	(7,042)	110	72

Net equity transactions	66,601	(39,865,594)	(14,187)	(35,350,008)	(1,680,960)	(986,731)	38,385	31,173

Net change in contract owners’ equity	324,758	(33,932,514)	1,454	(30,540,484)	(111,355)	352,316	117,445	116,570
Contract owners’ equity beginning of period	1,817,558	35,750,072	152,658	30,693,142	11,196,510	10,844,194	426,241	309,671

Contract owners’ equity end of period	$2,142,316	1,817,558	154,112	152,658	11,085,155	11,196,510	543,686	426,241

CHANGES IN UNITS:
Beginning units	125,256	3,336,445	11,571	3,095,336	1,084,995	1,333,554	35,520	32,785
Units purchased	35,942	32,933	1,166	306,073	491,391	939,514	7,663	6,339
Units redeemed	(29,308)	(3,244,122)	(2,261)	(3,389,838)	(662,325)	(1,188,073)	(4,338)	(3,604)

Ending units	131,890	125,256	10,476	11,571	914,061	1,084,995	38,845	35,520

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	ACVU1		ACVV		ACVV2		ACVVS1
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(971)	(19,883)	752,716	8,182,037	(11,739)	146,653	-	(37,079)
Realized gain (loss) on investments	5,845	(3,220,488)	(40,368,903)	(39,690,837)	(941,497)	(742,671)	-	(4,259,450)
Change in unrealized gain (loss) on investments	12,279	3,911,438	54,692,187	58,222,005	1,268,133	1,224,611	-	4,669,213
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	17,153	671,067	15,076,000	26,713,205	314,897	628,593	-	372,684

Equity transactions:
Purchase payments received from contract owners (note 3)	(1,593)	41,858	2,276,199	3,751,980	23,700	101,622	-	91,638
Transfers between funds	216,415	(4,682,652)	(166,200,809)	(16,858,472)	(3,666,891)	(78,197)	-	(5,906,629)
Redemptions (note 3)	(13,969)	(571,535)	(27,965,135)	(32,061,575)	(778,793)	(755,109)	-	(597,268)
Annuity benefits	-	(5,164)	(69,020)	(67,839)	-	-	-	-
Contract maintenance charges (note 2)	-	(216)	(3,986)	(5,064)	-	-	-	(163)
Contingent deferred sales charges (note 2)	7	(2,402)	(40,006)	(82,221)	(416)	(3,261)	-	(4,263)
Adjustments to maintain reserves	1	(208)	(6,020)	(52,433)	14	(136)	-	(17,322)

Net equity transactions	200,861	(5,220,319)	(192,008,777)	(45,375,624)	(4,422,386)	(735,081)	-	(6,434,007)

Net change in contract owners’ equity	218,014	(4,549,252)	(176,932,777)	(18,662,419)	(4,107,489)	(106,488)	-	(6,061,323)
Contract owners’ equity beginning of period	27,967	4,577,219	179,261,177	197,923,596	4,107,489	4,213,977	-	6,061,323

Contract owners’ equity end of period	$245,981	27,967	2,328,400	179,261,177	-	4,107,489	-	-

CHANGES IN UNITS:
Beginning units	3,041	624,611	10,383,543	13,651,071	358,036	431,804	-	889,566
Units purchased	22,418	67,042	541,204	1,681,592	13,643	36,112	-	88,029
Units redeemed	(1,844)	(688,612)	(10,807,086)	(4,949,120)	(371,679)	(109,880)	-	(977,595)

Ending units	23,615	3,041	117,661	10,383,543	-	358,036	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	ACVVS2		DVSCS		DSIF		DSRG
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$-	(2,669)	(132,263)	326,799	2,328,617	3,106,179	(83,721)	(40,764)
Realized gain (loss) on investments	-	(220,605)	(590,013)	(13,196,435)	7,866,902	(6,831,586)	1,303,082	340,147
Change in unrealized gain (loss) on investments	-	245,455	6,113,604	12,778,447	32,392,551	54,567,717	4,273,277	11,413,547
Reinvested capital gains	-	-	-	4,079,322	-	20,763,529	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	22,181	5,391,328	3,988,133	42,588,070	71,605,839	5,492,638	11,712,930

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	385,397	444,988	7,546,756	11,940,758	1,493,947	2,331,393
Transfers between funds	(1,077)	(278,393)	(2,956,421)	(2,597,247)	(6,486,526)	(10,061,543)	(1,368,028)	(1,720,918)
Redemptions (note 3)	65	(4,993)	(4,509,403)	(3,076,052)	(49,955,688)	(54,297,090)	(6,404,196)	(6,699,361)
Annuity benefits	681	(13,204)	(46,739)	(37,157)	(168,231)	(144,647)	(5,866)	(4,984)
Contract maintenance charges (note 2)	-	-	(1,403)	(1,450)	(10,169)	(11,452)	(3,562)	(3,926)
Contingent deferred sales charges (note 2)	-	-	(8,890)	(14,586)	(106,802)	(128,538)	(21,625)	(27,806)
Adjustments to maintain reserves	331	66	(2,420)	(1,301)	(1,702)	(18,780)	(270)	(2,672)

Net equity transactions	-	(296,524)	(7,139,880)	(5,282,805)	(49,182,361)	(52,721,292)	(6,309,600)	(6,128,274)

Net change in contract owners’ equity	-	(274,343)	(1,748,552)	(1,294,672)	(6,594,291)	18,884,547	(816,962)	5,584,656
Contract owners’ equity beginning of period	-	274,343	28,810,209	30,104,881	354,077,849	335,193,302	45,808,835	40,224,179

Contract owners’ equity end of period	$-	-	27,061,657	28,810,209	347,483,558	354,077,849	44,991,873	45,808,835

CHANGES IN UNITS:
Beginning units	-	32,734	2,276,941	2,956,423	29,044,402	34,537,124	4,390,417	5,103,159
Units purchased	-	-	895,658	1,396,910	2,238,764	4,662,547	132,790	257,714
Units redeemed	-	(32,734)	(1,456,447)	(2,076,392)	(6,246,533)	(10,155,269)	(726,803)	(970,456)

Ending units	-	-	1,716,152	2,276,941	25,036,633	29,044,402	3,796,404	4,390,417

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	DSRGS		DCAP		DCAPS		DSC
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(1,132)	(1,180)	608,923	841,126	3,143	14,969	(341)	503
Realized gain (loss) on investments	5,071	(10)	(1,187,204)	(3,114,475)	(23,319)	(142,826)	(64,814)	(10,035)
Change in unrealized gain (loss) on investments	6,784	30,275	7,903,281	8,565,347	216,900	254,207	93,355	40,653
Reinvested capital gains	-	-	-	4,248,521	-	159,016	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	10,723	29,085	7,325,000	10,540,519	196,724	285,366	28,200	31,121

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	1,044,411	1,513,681	23,451	43,397	1,538	1,659
Transfers between funds	67	(554)	2,389,306	(3,135,812)	2,186	(366,182)	(48,228)	4,345
Redemptions (note 3)	(34,626)	(11,097)	(8,524,120)	(9,343,972)	(365,825)	(278,198)	(46,431)	(2,958)
Annuity benefits	-	-	(47,863)	(34,187)	-	-	-	-
Contract maintenance charges (note 2)	-	-	(1,421)	(1,631)	-	-	-	-
Contingent deferred sales charges (note 2)	(52)	-	(14,917)	(22,730)	(442)	(985)	-	(2)
Adjustments to maintain reserves	(9)	(29)	2,790	(4,931)	33	(86)	(33)	(1)

Net equity transactions	(34,620)	(11,680)	(5,151,814)	(11,029,582)	(340,596)	(602,054)	(93,154)	3,043

Net change in contract owners’ equity	(23,897)	17,405	2,173,186	(489,063)	(143,872)	(316,688)	(64,954)	34,164
Contract owners’ equity beginning of period	114,013	96,608	58,440,758	58,929,821	1,765,657	2,082,345	157,759	123,595

Contract owners’ equity end of period	$90,116	114,013	60,613,944	58,440,758	1,621,785	1,765,657	92,805	157,759

CHANGES IN UNITS:
Beginning units	12,253	13,576	4,306,442	5,283,363	170,902	243,047	17,873	17,445
Units purchased	14	-	559,236	731,917	5,043	16,642	1,894	1,660
Units redeemed	(3,671)	(1,323)	(960,614)	(1,708,838)	(36,569)	(88,787)	(11,602)	(1,232)

Ending units	8,596	12,253	3,905,064	4,306,442	139,376	170,902	8,165	17,873

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	DVIV		FCA2S		FALFS		FHIBS
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$1,915	6,977	(7,571)	(6,636)	2,345	577	211,859	294,877
Realized gain (loss) on investments	(59,593)	(1,733)	39,295	16,943	(117,852)	(59,811)	(185,299)	(251,671)
Change in unrealized gain (loss) on investments	59,025	62,504	23,346	45,309	121,201	77,495	314,327	1,273,309
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,347	67,748	55,070	55,616	5,694	18,261	340,887	1,316,515

Equity transactions:
Purchase payments received from contract owners (note 3)	52	-	776	1,728	1,603	165	21,309	88,043
Transfers between funds	-	-	157,657	(21,677)	(184,185)	(32,306)	149,801	(25,340)
Redemptions (note 3)	(141,182)	(46,316)	(171,031)	(83,210)	(10,203)	(605)	(1,536,207)	(497,383)
Annuity benefits	-	-	-	-	-	-	(188)	(155)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(16)	(28)	(123)	(166)	-	-	(642)	(3,013)
Adjustments to maintain reserves	101	(57)	(19)	(22)	(14)	(21)	(10)	(346)

Net equity transactions	(141,045)	(46,401)	(12,740)	(103,347)	(192,798)	(32,767)	(1,365,937)	(438,194)

Net change in contract owners’ equity	(139,698)	21,347	42,330	(47,731)	(187,104)	(14,506)	(1,025,050)	878,321
Contract owners’ equity beginning of period	257,017	235,670	565,180	612,911	187,104	201,610	3,596,161	2,717,840

Contract owners’ equity end of period	$117,319	257,017	607,510	565,180	-	187,104	2,571,111	3,596,161

CHANGES IN UNITS:
Beginning units	16,864	20,031	58,283	70,121	23,209	27,949	242,434	273,394
Units purchased	3	-	20,823	2,667	221	122	25,470	41,843
Units redeemed	(9,522)	(3,167)	(22,258)	(14,505)	(23,430)	(4,862)	(113,551)	(72,803)

Ending units	7,345	16,864	56,848	58,283	-	23,209	154,353	242,434

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FVMOS		FQB		FQBS		FC2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$74,613	42,765	5,949,717	8,644,914	205,478	291,955	(175,566)	(69,922)
Realized gain (loss) on investments	(136,793)	63,058	(1,515,432)	(4,351,727)	(57,150)	(239,255)	(2,399,028)	(367,177)
Change in unrealized gain (loss) on investments	87,939	(100,637)	6,203,379	22,969,480	257,906	1,024,685	3,800,265	3,402,497
Reinvested capital gains	-	106,126	-	-	-	-	4	2,859

Net increase (decrease) in contract owners’ equity resulting from operations	25,759	111,312	10,637,664	27,262,667	406,234	1,077,385	1,225,675	2,968,257

Equity transactions:
Purchase payments received from contract owners (note 3)	325	113,149	1,859,344	2,949,375	42,563	142,829	291,114	134,795
Transfers between funds	(2,969,387)	(287,918)	(665,029)	(3,406,293)	331,812	148,611	(10,375,269)	(279,751)
Redemptions (note 3)	(136,639)	(1,474,215)	(30,503,747)	(31,639,160)	(1,661,455)	(1,073,039)	(2,694,188)	(1,066,233)
Annuity benefits	-	-	(84,186)	(79,357)	(711)	(649)	(6,118)	(5,075)
Contract maintenance charges (note 2)	(19)	(73)	(1,744)	(2,117)	-	-	-	-
Contingent deferred sales charges (note 2)	(5)	(2,283)	(44,706)	(63,963)	(729)	(6,581)	(2,312)	(7,089)
Adjustments to maintain reserves	(5)	(131)	(1,032)	1,484	36	(209)	(9,030)	(110)

Net equity transactions	(3,105,731)	(1,651,471)	(29,441,100)	(32,240,031)	(1,288,484)	(789,038)	(12,795,802)	(1,223,463)

Net change in contract owners’ equity	(3,079,972)	(1,540,159)	(18,803,436)	(4,977,364)	(882,250)	288,347	(11,570,127)	1,744,794
Contract owners’ equity beginning of period	3,079,972	4,620,131	155,889,549	160,866,913	6,675,673	6,387,326	11,570,127	9,825,333

Contract owners’ equity end of period	$-	3,079,972	137,086,113	155,889,549	5,793,423	6,675,673	-	11,570,127

CHANGES IN UNITS:
Beginning units	312,243	469,126	10,095,439	12,428,184	538,177	606,570	871,508	983,215
Units purchased	4,914	687,721	1,229,240	2,509,896	63,893	95,819	45,160	47,702
Units redeemed	(317,157)	(844,604)	(3,070,513)	(4,842,641)	(162,267)	(164,212)	(916,668)	(159,409)

Ending units	-	312,243	8,254,166	10,095,439	439,803	538,177	-	871,508

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FVSS2		FCS		FNRS2		FEIS
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(17,794)	(16,308)	(3,557,943)	449,126	(186,296)	(207,409)	1,336,156	2,518,653
Realized gain (loss) on investments	(222,251)	(423,541)	(67,722,185)	(9,349,615)	(4,634,838)	(8,994,144)	(13,265,659)	(21,060,117)
Change in unrealized gain (loss) on investments	466,766	918,885	118,538,242	112,944,656	8,440,692	17,283,512	44,718,030	82,099,875
Reinvested capital gains	-	-	5,574	95,326	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	226,721	479,036	47,263,688	104,139,493	3,619,558	8,081,959	32,788,527	63,558,411

Equity transactions:
Purchase payments received from contract owners (note 3)	75,562	34,220	6,419,426	7,557,503	814,630	608,783	3,833,709	5,703,525
Transfers between funds	(113,277)	(121,310)	(377,376,752)	(16,322,870)	655,691	428,099	(12,455,202)	(11,638,804)
Redemptions (note 3)	(321,579)	(187,669)	(55,450,687)	(56,833,341)	(4,214,833)	(3,060,662)	(43,988,595)	(45,284,274)
Annuity benefits	-	-	(224,360)	(231,824)	(13,592)	(9,619)	(148,728)	(128,796)
Contract maintenance charges (note 2)	-	-	(11,048)	(13,111)	(1,035)	(1,232)	(4,753)	(5,514)
Contingent deferred sales charges (note 2)	(369)	(1,593)	(96,170)	(141,459)	(9,060)	(12,136)	(52,257)	(105,757)
Adjustments to maintain reserves	46	(68)	794	495	5,112	(1,163)	16,293	(6,861)

Net equity transactions	(359,617)	(276,420)	(426,738,797)	(65,984,607)	(2,763,087)	(2,047,930)	(52,799,533)	(51,466,481)

Net change in contract owners’ equity	(132,896)	202,616	(379,475,109)	38,154,886	856,471	6,034,029	(20,011,006)	12,091,930
Contract owners’ equity beginning of period	1,209,103	1,006,487	392,843,897	354,689,011	26,222,410	20,188,381	279,179,217	267,087,287

Contract owners’ equity end of period	$1,076,207	1,209,103	13,368,788	392,843,897	27,078,881	26,222,410	259,168,211	279,179,217

CHANGES IN UNITS:
Beginning units	107,421	137,880	21,380,872	25,997,531	2,882,823	3,165,031	21,467,817	26,543,981
Units purchased	10,945	14,581	1,403,770	2,629,810	1,012,466	1,806,123	1,142,619	2,748,863
Units redeemed	(41,489)	(45,040)	(22,156,948)	(7,246,469)	(1,341,225)	(2,088,331)	(5,142,055)	(7,825,027)

Ending units	76,877	107,421	627,694	21,380,872	2,554,064	2,882,823	17,468,381	21,467,817

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FEI2		FF10S		FF10S2		FF20S
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(22,950)	12,658	83,915	203,459	(17)	612	85,627	130,120
Realized gain (loss) on investments	(577,910)	(676,225)	(334,601)	(1,238,428)	(1,204)	(1,391)	(265,707)	(1,193,894)
Change in unrealized gain (loss) on investments	1,397,027	2,316,109	1,076,956	2,605,255	6,728	4,898	1,057,117	2,282,203
Reinvested capital gains	-	-	164,953	66,383	1,215	186	59,649	72,898

Net increase (decrease) in contract owners’ equity resulting from operations	796,167	1,652,542	991,223	1,636,669	6,722	4,305	936,686	1,291,327

Equity transactions:
Purchase payments received from contract owners (note 3)	89,382	54,387	282,750	129,372	43,594	5,325	576,927	555,955
Transfers between funds	(47,076)	(334,236)	1,598,798	16,418	-	-	1,850,106	1,171,251
Redemptions (note 3)	(1,669,047)	(870,048)	(1,767,128)	(1,512,357)	(3,997)	(3,552)	(1,332,398)	(1,778,574)
Annuity benefits	-	-	(7,933)	(3,025)	(6,173)	(2,514)	(7,203)	(6,127)
Contract maintenance charges (note 2)	-	-	(85)	(112)	(2)	-	(906)	(1,013)
Contingent deferred sales charges (note 2)	(589)	(6,326)	(844)	(1,212)	-	-	(4,774)	(8,648)
Adjustments to maintain reserves	150	(257)	1,532	(193)	6	(7)	1,046	(237)

Net equity transactions	(1,627,180)	(1,156,480)	107,090	(1,371,109)	33,427	(748)	1,082,797	(67,393)

Net change in contract owners’ equity	(831,013)	496,062	1,098,313	265,560	40,149	3,557	2,019,483	1,223,934
Contract owners’ equity beginning of period	7,577,401	7,081,339	8,321,128	8,055,568	25,849	22,292	6,451,443	5,227,509

Contract owners’ equity end of period	$6,746,388	7,577,401	9,419,441	8,321,128	65,998	25,849	8,470,926	6,451,443

CHANGES IN UNITS:
Beginning units	766,428	912,834	805,897	949,001	2,327	2,431	660,383	670,911
Units purchased	32,815	39,013	323,133	368,621	4,117	516	290,687	334,671
Units redeemed	(194,914)	(185,419)	(309,196)	(511,725)	(916)	(620)	(183,837)	(345,199)

Ending units	604,329	766,428	819,834	805,897	5,528	2,327	767,233	660,383

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FF20S2		FF30S		FF30S2		FGOS
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$108	2,435	50,648	31,760	656	1,590	(224,637)	(142,042)
Realized gain (loss) on investments	(3,640)	(3,843)	(331,622)	(657,992)	(22,435)	(28,930)	4,288,142	(1,283,016)
Change in unrealized gain (loss) on investments	19,341	27,269	768,262	1,311,464	64,392	107,454	603,836	9,078,300
Reinvested capital gains	1,174	1,260	32,443	37,534	2,627	4,464	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	16,983	27,121	519,731	722,766	45,240	84,578	4,667,341	7,653,242

Equity transactions:
Purchase payments received from contract owners (note 3)	-	58,655	256,562	412,910	-	18,750	349,664	607,535
Transfers between funds	-	-	1,538,730	296,988	-	-	(24,597,702)	(430,007)
Redemptions (note 3)	(3,418)	(3,330)	(542,867)	(480,995)	(16,891)	(15,312)	(3,221,134)	(3,500,957)
Annuity benefits	(7,979)	(6,111)	-	-	(24,763)	(20,830)	(761)	(610)
Contract maintenance charges (note 2)	(2)	-	(1,643)	(1,831)	(7)	-	(346)	(392)
Contingent deferred sales charges (note 2)	-	-	(3,972)	(8,861)	-	-	(4,433)	(7,078)
Adjustments to maintain reserves	10	39	(258)	(134)	60	47	2,367	(1,480)

Net equity transactions	(11,389)	49,253	1,246,553	218,077	(41,601)	(17,345)	(27,472,345)	(3,332,989)

Net change in contract owners’ equity	5,594	76,374	1,766,284	940,843	3,639	67,233	(22,805,004)	4,320,253
Contract owners’ equity beginning of period	148,069	71,695	3,312,351	2,371,508	359,536	292,303	23,532,857	19,212,604

Contract owners’ equity end of period	$153,663	148,069	5,078,635	3,312,351	363,175	359,536	727,853	23,532,857

CHANGES IN UNITS:
Beginning units	13,725	8,292	357,399	329,992	33,564	35,261	2,823,689	3,325,249
Units purchased	74	6,477	224,627	168,081	129	2,373	156,537	283,300
Units redeemed	(1,098)	(1,044)	(103,850)	(140,674)	(3,961)	(4,070)	(2,906,758)	(784,860)

Ending units	12,701	13,725	478,176	357,399	29,732	33,564	73,468	2,823,689

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FGS		FG2		FHIS		FHISR
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(1,531,273)	(1,248,715)	(48,607)	(46,062)	3,685,777	3,915,354	4,211,478	2,705,280
Realized gain (loss) on investments	8,031,789	1,146,420	79,074	(17,209)	(2,488,184)	(6,426,537)	7,385,023	(2,907,003)
Change in unrealized gain (loss) on investments	27,213,484	37,767,384	482,723	699,170	5,975,252	24,264,875	(5,627,418)	12,952,030
Reinvested capital gains	554,337	135,846	8,857	2,341	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	34,268,337	37,800,935	522,047	638,240	7,172,845	21,753,692	5,969,083	12,750,307

Equity transactions:
Purchase payments received from contract owners (note 3)	3,438,081	4,923,811	25,625	42,834	208,455	405,054	1,153,873	1,481,323
Transfers between funds	(2,750,486)	(7,586,619)	(29,643)	(118,867)	(2,569,392)	(4,295,463)	21,877,472	13,592,533
Redemptions (note 3)	(25,745,466)	(27,523,069)	(664,152)	(484,433)	(11,567,067)	(11,651,175)	(8,455,627)	(8,605,629)
Annuity benefits	(78,062)	(66,999)	-	-	(24,901)	(30,048)	-	-
Contract maintenance charges (note 2)	(7,918)	(8,961)	-	-	(757)	(933)	(282)	(255)
Contingent deferred sales charges (note 2)	(40,192)	(63,986)	(286)	(2,063)	(10,882)	(18,388)	(6,848)	(18,567)
Adjustments to maintain reserves	9,693	(39,191)	110	(85)	506	(2,732)	(754)	13,542

Net equity transactions	(25,174,349)	(30,365,014)	(668,346)	(562,614)	(13,964,039)	(15,593,685)	14,567,834	6,462,947

Net change in contract owners’ equity	9,093,988	7,435,921	(146,299)	75,626	(6,791,194)	6,160,007	20,536,917	19,213,254
Contract owners’ equity beginning of period	171,446,910	164,010,989	2,922,370	2,846,744	64,748,174	58,588,167	43,660,512	24,447,258

Contract owners’ equity end of period	$180,540,898	171,446,910	2,776,071	2,922,370	57,956,980	64,748,174	64,197,429	43,660,512

CHANGES IN UNITS:
Beginning units	15,488,178	18,900,121	341,722	418,764	5,487,281	7,073,592	4,212,440	3,359,844
Units purchased	1,060,782	1,596,266	10,202	19,031	178,927	280,336	4,877,236	5,211,288
Units redeemed	(3,289,012)	(5,008,209)	(85,264)	(96,073)	(1,311,037)	(1,866,647)	(3,573,245)	(4,358,692)

Ending units	13,259,948	15,488,178	266,660	341,722	4,355,171	5,487,281	5,516,431	4,212,440

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FIGBS		FMCS		FMC2		FOS
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$1,710,135	4,988,563	(351,186)	(150,203)	(154,580)	(115,031)	36,932	192,343
Realized gain (loss) on investments	1,262,221	92,206	(2,007,535)	(3,751,495)	(435,506)	(266,661)	225,391	(818,682)
Change in unrealized gain (loss) on investments	1,384,792	3,537,944	12,405,724	13,063,566	2,606,641	2,947,511	1,925,014	5,401,185
Reinvested capital gains	823,517	280,887	138,430	166,121	28,966	41,280	38,823	69,697

Net increase (decrease) in contract owners’ equity resulting from operations	5,180,665	8,899,600	10,185,433	9,327,989	2,045,521	2,607,099	2,226,160	4,844,543

Equity transactions:
Purchase payments received from contract owners (note 3)	1,750,474	1,239,489	1,153,140	714,233	297,673	213,947	53,916	128,780
Transfers between funds	3,705,855	26,837,411	11,513,647	6,761,487	(42,209)	(594,628)	(1,045,082)	(1,372,725)
Redemptions (note 3)	(15,779,296)	(12,122,959)	(6,724,718)	(4,806,391)	(2,198,100)	(991,418)	(2,968,356)	(3,143,138)
Annuity benefits	(149,732)	(89,688)	(347)	(247)	(91,762)	(82,092)	(10,203)	(9,857)
Contract maintenance charges (note 2)	(2,076)	(2,193)	(1,150)	(1,207)	35	-	(136)	(150)
Contingent deferred sales charges (note 2)	(26,456)	(23,763)	(11,712)	(17,890)	(1,535)	(4,752)	(2,113)	(2,911)
Adjustments to maintain reserves	(598)	(2,203)	(287)	(1,012)	2,699	(135)	4	(571)

Net equity transactions	(10,501,829)	15,836,094	5,928,573	2,648,973	(2,033,199)	(1,459,078)	(3,971,970)	(4,400,572)

Net change in contract owners’ equity	(5,321,164)	24,735,694	16,114,006	11,976,962	12,322	1,148,021	(1,745,810)	443,971
Contract owners’ equity beginning of period	79,570,081	54,834,387	36,897,069	24,920,107	9,000,268	7,852,247	23,385,449	22,941,478

Contract owners’ equity end of period	$74,248,917	79,570,081	53,011,075	36,897,069	9,012,590	9,000,268	21,639,639	23,385,449

CHANGES IN UNITS:
Beginning units	6,353,808	4,984,533	3,928,131	3,606,217	463,361	562,586	1,697,629	2,082,989
Units purchased	1,991,982	4,195,848	2,118,829	1,961,305	37,046	27,999	1,497	31,386
Units redeemed	(2,790,198)	(2,826,573)	(1,585,870)	(1,639,391)	(148,151)	(127,224)	(294,561)	(416,746)

Ending units	5,555,592	6,353,808	4,461,090	3,928,131	352,256	463,361	1,404,565	1,697,629

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FO2R		FOSR		FVSS		FTVIS2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(34,718)	1,809	30,633	322,873	(117,823)	(86,123)	2,715,300	2,716,316
Realized gain (loss) on investments	(334,369)	(159,778)	(3,433,701)	(2,918,825)	683,837	(10,648,667)	(3,344,936)	(3,933,797)
Change in unrealized gain (loss) on investments	691,385	1,198,551	6,910,124	10,854,503	2,514,617	16,182,156	6,055,740	13,010,258
Reinvested capital gains	7,606	16,122	65,465	126,166	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	329,904	1,056,704	3,572,521	8,384,717	3,080,631	5,447,366	5,426,104	11,792,777

Equity transactions:
Purchase payments received from contract owners (note 3)	57,470	16,923	520,502	976,482	308,892	564,622	1,819,993	1,008,436
Transfers between funds	(240,008)	(269,050)	(2,770,449)	(2,322,278)	(1,358,390)	1,576,674	3,897,858	9,095,924
Redemptions (note 3)	(1,280,028)	(605,831)	(7,117,613)	(6,663,567)	(2,526,337)	(2,292,687)	(8,221,679)	(6,127,284)
Annuity benefits	(157)	(141)	(53,675)	(45,500)	(12,529)	(12,462)	(82,129)	(66,936)
Contract maintenance charges (note 2)	-	-	(1,086)	(1,332)	(604)	(674)	(488)	(560)
Contingent deferred sales charges (note 2)	(438)	(3,045)	(20,081)	(24,426)	(5,800)	(6,887)	(4,392)	(11,631)
Adjustments to maintain reserves	763	99	3,531	(844)	2,589	(833)	1,681	(815)

Net equity transactions	(1,462,398)	(861,045)	(9,438,871)	(8,081,465)	(3,592,178)	(172,247)	(2,589,156)	3,897,134

Net change in contract owners’ equity	(1,132,494)	195,659	(5,866,350)	303,252	(511,547)	5,275,119	2,836,948	15,689,911
Contract owners’ equity beginning of period	5,356,655	5,160,996	42,278,986	41,975,734	16,075,975	10,800,856	50,121,963	34,432,052

Contract owners’ equity end of period	$4,224,161	5,356,655	36,412,636	42,278,986	15,564,428	16,075,975	52,958,911	50,121,963

CHANGES IN UNITS:
Beginning units	421,604	503,679	3,074,483	3,829,152	1,328,090	1,388,196	4,609,866	4,245,169
Units purchased	25,360	21,782	271,737	617,845	428,834	1,312,113	1,579,475	2,111,337
Units redeemed	(147,385)	(103,857)	(979,173)	(1,372,514)	(730,543)	(1,372,219)	(1,818,911)	(1,746,640)

Ending units	299,579	421,604	2,367,047	3,074,483	1,026,381	1,328,090	4,370,430	4,609,866

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FTVRD2		FTVSV2		FTVDM3		TIF2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$751	(397)	(55,367)	57,997	28,102	155,824	169	1,172
Realized gain (loss) on investments	(4,387)	(28,427)	(18,937)	(3,972,025)	1,281,542	(3,560,166)	(24)	(4,239)
Change in unrealized gain (loss) on investments	115,813	114,005	4,240,044	6,859,070	588,045	8,512,987	1,658	10,892
Reinvested capital gains	-	-	-	625,297	-	24,970	-	2,020

Net increase (decrease) in contract owners’ equity resulting from operations	112,177	85,181	4,165,740	3,570,339	1,897,689	5,133,615	1,803	9,845

Equity transactions:
Purchase payments received from contract owners (note 3)	(60)	(31)	558,294	508,366	150,962	511,146	-	-
Transfers between funds	5,449	(19,582)	4,768,363	1,224,615	(37,098)	5,581,512	-	(19,000)
Redemptions (note 3)	(36,813)	(25,991)	(3,556,314)	(2,530,556)	(1,827,580)	(1,958,810)	261	-
Annuity benefits	(54,539)	(48,432)	(37,519)	(31,176)	(21,510)	(17,499)	(2,637)	(5,216)
Contract maintenance charges (note 2)	3	(3)	(661)	(505)	(279)	(254)	2	-
Contingent deferred sales charges (note 2)	(982)	(285)	(6,325)	(6,238)	(5,148)	(3,132)	-	-
Adjustments to maintain reserves	(52)	27	594	(170)	1,444	(490)	9	402

Net equity transactions	(86,993)	(94,297)	1,726,432	(835,664)	(1,739,209)	4,112,473	(2,365)	(23,814)

Net change in contract owners’ equity	25,184	(9,116)	5,892,172	2,734,675	158,480	9,246,088	(562)	(13,969)
Contract owners’ equity beginning of period	653,229	662,345	17,543,401	14,808,726	14,331,670	5,085,582	31,449	45,418

Contract owners’ equity end of period	$678,413	653,229	23,435,573	17,543,401	14,490,150	14,331,670	30,887	31,449

CHANGES IN UNITS:
Beginning units	63,352	74,256	2,007,761	2,135,224	1,279,742	746,789	2,121	4,144
Units purchased	1,751	872	1,522,698	1,237,657	797,722	1,171,780	25	46
Units redeemed	(9,708)	(11,776)	(1,386,523)	(1,365,120)	(955,766)	(638,827)	(200)	(2,069)

Ending units	55,395	63,352	2,143,936	2,007,761	1,121,698	1,279,742	1,946	2,121

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	TIF3		FTVGI3		FTVFA2		AMGP
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$30,003	249,874	112,199	5,589,508	41,065	53,698	(3,592)	(255,906)
Realized gain (loss) on investments	(723,139)	(5,330,269)	886,022	601,497	290,145	(75,983)	31,150	1,490,078
Change in unrealized gain (loss) on investments	1,051,148	7,064,420	5,253,681	783,873	3,710	503,967	17,173	3,597,567
Reinvested capital gains	-	434,845	130,740	-	339	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	358,012	2,418,870	6,382,642	6,974,878	335,259	481,682	44,731	4,831,739

Equity transactions:
Purchase payments received from contract owners (note 3)	175,938	244,047	1,252,600	870,556	413,779	169,135	29	490,119
Transfers between funds	(1,691,337)	188,397	10,184,285	7,541,975	1,068,021	1,886,224	(34,684)	(40,111,750)
Redemptions (note 3)	(1,149,240)	(1,352,397)	(8,330,018)	(8,487,057)	(705,162)	(207,634)	(93,258)	(3,934,940)
Annuity benefits	(23,011)	(21,559)	(21,617)	(17,624)	(2,132)	(1,535)	-	(4,786)
Contract maintenance charges (note 2)	(172)	(621)	(609)	(595)	(29)	(11)	(34)	(497)
Contingent deferred sales charges (note 2)	(635)	(4,179)	(5,547)	(18,059)	(266)	(349)	-	(5,912)
Adjustments to maintain reserves	658	2,839	(752)	(710)	134	(75)	(33)	(1,493)

Net equity transactions	(2,687,799)	(943,473)	3,078,341	(111,514)	774,346	1,845,755	(127,979)	(43,569,259)

Net change in contract owners’ equity	(2,329,787)	1,475,397	9,460,983	6,863,364	1,109,605	2,327,437	(83,248)	(38,737,520)
Contract owners’ equity beginning of period	11,136,530	9,661,133	49,114,903	42,251,539	3,350,028	1,022,591	282,819	39,020,339

Contract owners’ equity end of period	$8,806,743	11,136,530	58,575,886	49,114,903	4,459,633	3,350,028	199,571	282,819

CHANGES IN UNITS:
Beginning units	1,082,482	1,248,884	3,437,497	3,465,329	392,225	152,212	24,926	3,174,895
Units purchased	233,083	795,098	1,513,557	1,834,558	262,187	326,533	1,086	268,648
Units redeemed	(517,551)	(961,500)	(1,318,016)	(1,862,390)	(176,268)	(86,520)	(9,903)	(3,418,617)

Ending units	798,014	1,082,482	3,633,038	3,437,497	478,144	392,225	16,109	24,926

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	AMINS		AMCG		AMTP		AMRS
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$-	(11,899)	(6,543)	(441,523)	(3,907)	(319,640)	(38)	(20,119)
Realized gain (loss) on investments	90	(915,404)	(20,163)	2,438,296	23,859	(48,266,083)	180	(1,711,142)
Change in unrealized gain (loss) on investments	(155)	1,231,409	123,210	5,956,056	482	63,903,225	703	2,204,244
Reinvested capital gains	-	-	-	-	-	48,357	-	47

Net increase (decrease) in contract owners’ equity resulting from operations	(65)	304,106	96,504	7,952,829	20,434	15,365,859	845	473,030

Equity transactions:
Purchase payments received from contract owners (note 3)	6	9,729	27,317	1,009,391	916	696,391	-	4,274
Transfers between funds	(665)	(1,773,116)	(7,233)	(68,841,092)	(445,039)	(56,709,043)	-	(2,580,828)
Redemptions (note 3)	-	(133,599)	(40,119)	(6,190,490)	(22,382)	(4,533,482)	-	(298,953)
Annuity benefits	729	(754)	(5,472)	(12,786)	(628)	(3,301)	(966)	(3,864)
Contract maintenance charges (note 2)	-	(47)	(39)	(1,290)	(3)	(964)	-	(75)
Contingent deferred sales charges (note 2)	-	(1,003)	-	(17,860)	(47)	(10,313)	-	(613)
Adjustments to maintain reserves	(5)	(282)	(845)	(146,605)	(65)	3,646	20	268

Net equity transactions	65	(1,899,072)	(26,392)	(74,200,732)	(467,248)	(60,557,066)	(946)	(2,879,791)

Net change in contract owners’ equity	-	(1,594,966)	70,112	(66,247,903)	(446,814)	(45,191,207)	(101)	(2,406,761)
Contract owners’ equity beginning of period	-	1,594,966	380,063	66,627,966	508,961	45,700,168	4,191	2,410,952

Contract owners’ equity end of period	$-	-	450,175	380,063	62,147	508,961	4,090	4,191

CHANGES IN UNITS:
Beginning units	-	266,109	27,121	4,899,483	49,029	5,238,503	422	408,423
Units purchased	14	57,193	4,636	270,584	1,044	1,028,680	-	701,280
Units redeemed	(14)	(323,302)	(6,195)	(5,142,946)	(45,472)	(6,218,154)	(91)	(1,109,281)

Ending units	-	-	25,562	27,121	4,601	49,029	331	422

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	AMFAS		AMSRS		OVCAFS		OVGR
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(18,315)	(17,378)	(49,425)	32,115	(52,118)	(57,958)	(1,154,550)	(1,088,150)
Realized gain (loss) on investments	115,209	(411,072)	(921,657)	(940,646)	499,905	90,471	32,859,974	3,283,907
Change in unrealized gain (loss) on investments	84,375	668,003	1,817,749	1,734,978	(297,601)	1,112,075	(23,460,400)	45,618,716
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	181,269	239,553	846,667	826,447	150,186	1,144,588	8,245,024	47,814,473

Equity transactions:
Purchase payments received from contract owners (note 3)	6,555	96,002	67,214	39,954	51,833	30,340	2,395,647	3,415,732
Transfers between funds	304,995	392,183	6,175,326	(192,882)	(3,105,014)	(122,246)	(133,774,936)	(8,561,844)
Redemptions (note 3)	(259,474)	(279,741)	(890,578)	(522,286)	(649,855)	(521,700)	(19,332,815)	(24,301,499)
Annuity benefits	(3,070)	(3,247)	(6,213)	(5,382)	(451)	(437)	(92,751)	(94,474)
Contract maintenance charges (note 2)	(21)	(17)	(298)	(298)	-	-	(4,633)	(5,494)
Contingent deferred sales charges (note 2)	(21)	(1,413)	(1,245)	(1,255)	(235)	(2,179)	(30,003)	(58,902)
Adjustments to maintain reserves	(88)	(135)	270	(336)	(1,419)	(540)	(21,191)	(10,895)

Net equity transactions	48,877	203,632	5,344,477	(682,485)	(3,705,141)	(616,762)	(150,860,681)	(29,617,376)

Net change in contract owners’ equity	230,146	443,185	6,191,144	143,962	(3,554,955)	527,826	(142,615,657)	18,197,097
Contract owners’ equity beginning of period	1,512,386	1,069,201	3,574,047	3,430,085	3,554,955	3,027,129	146,007,388	127,810,291

Contract owners’ equity end of period	$1,742,532	1,512,386	9,765,191	3,574,047	-	3,554,955	3,391,731	146,007,388

CHANGES IN UNITS:
Beginning units	189,090	150,345	315,329	389,079	366,282	441,461	10,161,530	12,747,789
Units purchased	142,720	183,747	654,465	70,255	19,501	17,024	470,356	1,371,508
Units redeemed	(146,376)	(145,002)	(251,939)	(144,005)	(385,783)	(92,203)	(10,422,644)	(3,957,767)

Ending units	185,434	189,090	717,855	315,329	-	366,282	209,242	10,161,530

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	OVGS3		OVGS		OVGSS		OVHI3
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$305,790	1,021,135	229,606	778,031	(15,026)	5,276	104,424	(17,897)
Realized gain (loss) on investments	440,510	(4,202,394)	5,468,830	3,057,837	354,292	209,682	312,340	(533,695)
Change in unrealized gain (loss) on investments	12,003,076	31,249,377	3,094,202	15,888,598	(1,021)	669,885	(141,364)	983,470
Reinvested capital gains	-	2,040,532	-	1,477,876	-	67,718	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	12,749,376	30,108,650	8,792,638	21,202,342	338,245	952,561	275,400	431,878

Equity transactions:
Purchase payments received from contract owners (note 3)	2,125,182	2,543,148	173,836	304,568	-	-	93,843	33,767
Transfers between funds	(5,148,751)	(6,027,544)	(4,261,584)	(5,094,575)	(110,944)	(132,383)	572,597	1,933,160
Redemptions (note 3)	(17,133,020)	(14,539,441)	(10,606,781)	(10,859,159)	(754,616)	(608,367)	(267,416)	(561,837)
Annuity benefits	(54,381)	(45,697)	(42,864)	(34,351)	(2,968)	(2,448)	-	-
Contract maintenance charges (note 2)	(3,361)	(3,871)	(664)	(750)	-	-	(16)	(14)
Contingent deferred sales charges (note 2)	(35,703)	(55,738)	(9,831)	(13,450)	(60)	(2,804)	(185)	(383)
Adjustments to maintain reserves	4,322	(3,179)	(2,671)	(4,794)	112	(145)	(118)	(65)

Net equity transactions	(20,245,712)	(18,132,322)	(14,750,558)	(15,702,511)	(868,476)	(746,147)	398,705	1,404,628

Net change in contract owners’ equity	(7,496,336)	11,976,328	(5,957,920)	5,499,831	(530,231)	206,414	674,105	1,836,506
Contract owners’ equity beginning of period	103,872,942	91,896,614	71,664,514	66,164,683	3,190,506	2,984,092	2,158,516	322,010

Contract owners’ equity end of period	$96,376,606	103,872,942	65,706,594	71,664,514	2,660,275	3,190,506	2,832,621	2,158,516

CHANGES IN UNITS:
Beginning units	5,462,572	6,681,809	5,899,391	7,350,485	234,040	299,786	859,349	160,909
Units purchased	512,611	883,118	61,868	517,075	1,716	-	953,478	1,487,261
Units redeemed	(1,556,823)	(2,102,355)	(1,234,672)	(1,968,169)	(64,461)	(65,746)	(817,668)	(788,821)

Ending units	4,418,360	5,462,572	4,726,587	5,899,391	171,295	234,040	995,159	859,349

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	OVHI		OVHIS		OVGI		OVGIS
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$6,307	(1,622)	1,223	(297)	26,551	982,809	(24,849)	(4,261)
Realized gain (loss) on investments	(45,261)	(123,303)	(9,833)	(11,633)	3,993,309	(915,631)	58,379	(32,191)
Change in unrealized gain (loss) on investments	54,934	149,471	11,763	17,230	11,592,779	27,014,066	353,557	738,143
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	15,980	24,546	3,153	5,300	15,612,639	27,081,244	387,087	701,691

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	1,807,694	2,222,999	37,950	12,424
Transfers between funds	(1,318)	(19,456)	0	-	(5,934,585)	(5,749,670)	(51,649)	(132,545)
Redemptions (note 3)	(12,159)	(9,824)	(446)	(899)	(19,124,057)	(19,573,950)	(555,972)	(353,519)
Annuity benefits	-	-	(2,166)	(1,851)	(61,771)	(55,790)	-	-
Contract maintenance charges (note 2)	(9)	(12)	-	-	(2,966)	(3,216)	-	-
Contingent deferred sales charges (note 2)	33	(97)	-	-	(29,288)	(60,067)	(227)	(793)
Adjustments to maintain reserves	(49)	(61)	(2)	24	2,812	(17,203)	2	(80)

Net equity transactions	(13,502)	(29,450)	(2,613)	(2,726)	(23,342,161)	(23,236,897)	(569,897)	(474,513)

Net change in contract owners’ equity	2,478	(4,904)	540	2,574	(7,729,522)	3,844,347	(182,810)	227,178
Contract owners’ equity beginning of period	123,551	128,455	25,880	23,306	124,228,116	120,383,769	3,245,291	3,018,113

Contract owners’ equity end of period	$126,029	123,551	26,420	25,880	116,498,594	124,228,116	3,062,481	3,245,291

CHANGES IN UNITS:
Beginning units	45,401	58,162	8,314	9,322	10,897,405	13,429,592	334,673	391,338
Units purchased	4,917	3,986	64	-	3,005,173	1,191,059	5,924	6,355
Units redeemed	(9,347)	(16,747)	(868)	(1,008)	(5,017,862)	(3,723,246)	(63,460)	(63,020)

Ending units	40,971	45,401	7,510	8,314	8,884,716	10,897,405	277,137	334,673

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	OVSC		OVSCS		OVAG		OVSBS
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(45,769)	(22,325)	(1,521)	(924)	(632,528)	(588,808)	287,237	(62,792)
Realized gain (loss) on investments	2,136,446	(1,684,312)	(827)	(6,232)	538,121	(2,298,344)	29,557	(54,957)
Change in unrealized gain (loss) on investments	(370,019)	4,800,249	38,173	53,849	13,595,269	17,451,483	226,229	702,990
Reinvested capital gains	-	-	-	-	-	-	-	3,096

Net increase (decrease) in contract owners’ equity resulting from operations	1,720,658	3,093,612	35,825	46,693	13,500,862	14,564,331	543,023	588,337

Equity transactions:
Purchase payments received from contract owners (note 3)	199,570	173,142	1,648	2,190	1,671,468	2,252,617	76,576	65,774
Transfers between funds	(260,831)	1,019,428	-	-	1,287,847	(2,811,785)	298,850	377,278
Redemptions (note 3)	(1,193,145)	(1,304,821)	(5,506)	(7,254)	(9,048,745)	(8,256,397)	(987,151)	(639,066)
Annuity benefits	(100)	(61)	(9,194)	(7,810)	(4,911)	(4,271)	-	-
Contract maintenance charges (note 2)	(207)	(533)	(3)	-	(4,089)	(4,440)	-	-
Contingent deferred sales charges (note 2)	(2,739)	(3,268)	-	-	(22,316)	(31,941)	(1,631)	(4,748)
Adjustments to maintain reserves	214	7,637	14	(43)	2,309	(1,706)	(118)	(79)

Net equity transactions	(1,257,238)	(108,476)	(13,042)	(12,917)	(6,118,437)	(8,857,923)	(613,475)	(200,841)

Net change in contract owners’ equity	463,420	2,985,136	22,783	33,776	7,382,425	5,706,408	(70,452)	387,496
Contract owners’ equity beginning of period	8,821,860	5,836,724	174,782	141,006	58,937,925	53,231,517	4,558,458	4,170,962

Contract owners’ equity end of period	$9,285,280	8,821,860	197,565	174,782	66,320,350	58,937,925	4,488,006	4,558,458

CHANGES IN UNITS:
Beginning units	1,073,093	954,905	14,582	15,897	5,642,712	6,695,313	325,335	346,353
Units purchased	2,532,907	2,808,481	208	267	642,533	536,283	58,730	71,668
Units redeemed	(2,675,210)	(2,690,293)	(1,226)	(1,582)	(1,246,773)	(1,588,884)	(99,643)	(92,686)

Ending units	930,790	1,073,093	13,564	14,582	5,038,472	5,642,712	284,422	325,335

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	PMVRRA		SBLD		SBLJ		SBLN
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$2,756	14,026	(2,583)	(2,122)	(1,486)	(776)	(1,652)	(1,307)
Realized gain (loss) on investments	8,924	(19,655)	(14,258)	(16,029)	2,659	(17,512)	(2,742)	(6,344)
Change in unrealized gain (loss) on investments	38,145	87,656	46,699	55,934	26,575	42,373	17,338	33,614
Reinvested capital gains	7,699	28,923	—	—	—	—	—	—

Net increase (decrease) in contract owners’ equity resulting from operations	57,524	110,950	29,858	37,783	27,748	24,085	12,944	25,963

Equity transactions:
Purchase payments received from contract owners (note 3)	93,993	121,975	36,741	68,676	14,559	12,437	17,857	33,768
Transfers between funds	234,550	136,621	1,452	32,121	(610)	26,590	(32,292)	23,002
Redemptions (note 3)	(311,683)	(260,891)	(38,355)	(92,898)	(785)	(9,279)	(7,437)	(42,723)
Annuity benefits	—	—	—	—	—	—	—	—
Contract maintenance charges (note 2)	—	—	—	—	—	—	(15)	(15)
Contingent deferred sales charges (note 2)	(2,051)	(1,244)	(374)	(338)	(26)	(16)	(85)	(446)
Adjustments to maintain reserves	82	90	(61)	(13)	(10)	(11)	(8)	7

Net equity transactions	14,891	(3,449)	(597)	7,548	13,128	29,721	(21,981)	13,593

Net change in contract owners’ equity	72,415	107,501	29,261	45,331	40,876	53,806	(9,037)	39,556
Contract owners’ equity beginning of period	782,688	675,187	211,619	166,288	113,801	59,995	146,319	106,763

Contract owners’ equity end of period	$855,103	782,688	240,880	211,619	154,677	113,801	137,282	146,319

CHANGES IN UNITS:
Beginning units	65,525	66,141	23,481	21,833	14,777	11,088	14,169	12,844
Units purchased	42,909	25,251	6,035	7,595	6,690	9,047	2,629	3,590
Units redeemed	(41,504)	(25,867)	(6,140)	(5,947)	(5,112)	(5,358)	(4,628)	(2,265)

Ending units	66,930	65,525	23,376	23,481	16,355	14,777	12,170	14,169

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	SBLO		SBLP		SBLQ		SBLV
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(9,950)	(7,898)	(4,435)	(3,000)	(9,968)	(6,516)	(23,908)	(18,261)
Realized gain (loss) on investments	18,283	(160,114)	66,256	4,857	5,208	(24,589)	444	(49,996)
Change in unrealized gain (loss) on investments	151,131	366,385	(10,447)	125,917	189,231	287,895	364,878	686,118
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	159,464	198,373	51,374	127,774	184,471	256,790	341,414	617,861

Equity transactions:
Purchase payments received from contract owners (note 3)	91,165	134,694	50,961	29,177	105,550	165,976	290,559	436,511
Transfers between funds	549,224	(162,829)	37,597	260,761	309,906	(50,113)	71,370	2,979
Redemptions (note 3)	(446,168)	(292,753)	(161,161)	(101,357)	(200,770)	(134,337)	(311,755)	(363,987)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,286)	(1,223)	(770)	(251)	(634)	(1,369)	(1,621)	(2,531)
Adjustments to maintain reserves	(541)	8	(92)	104	(113)	146	(1,165)	270

Net equity transactions	192,394	(322,103)	(73,465)	188,434	213,940	(19,697)	47,388	73,242

Net change in contract owners’ equity	351,858	(123,730)	(22,091)	316,208	398,411	237,093	388,802	691,103
Contract owners’ equity beginning of period	702,539	826,269	445,532	129,324	697,437	460,344	2,018,141	1,327,038

Contract owners’ equity end of period	$1,054,397	702,539	423,441	445,532	1,095,848	697,437	2,406,943	2,018,141

CHANGES IN UNITS:
Beginning units	75,841	117,337	35,166	17,473	63,451	64,592	185,377	173,469
Units purchased	59,308	17,942	20,494	39,615	43,250	18,276	33,756	48,866
Units redeemed	(36,428)	(59,438)	(26,349)	(21,922)	(24,028)	(19,417)	(29,234)	(36,958)

Ending units	98,721	75,841	29,311	35,166	82,673	63,451	189,899	185,377

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	SBLX		SBLY		PMVTRA		PVGIB
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(783)	(307)	(274)	(230)	38,650	84,132	33	139
Realized gain (loss) on investments	3,726	(3,890)	2,565	474	52,023	32	(872)	(5,652)
Change in unrealized gain (loss) on investments	15,725	13,196	417	5,463	5,986	86,403	2,136	7,561
Reinvested capital gains	-	-	-	-	89,849	74,667	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	18,668	8,999	2,708	5,707	186,508	245,234	1,297	2,048

Equity transactions:
Purchase payments received from contract owners (note 3)	19,198	15,367	7,468	10,853	329,017	338,183	-	-
Transfers between funds	38,589	1,023	(14,454)	(5,927)	724,916	872,470	-	-
Redemptions (note 3)	(7,151)	(9)	-	-	(777,734)	(767,956)	(792)	(3,694)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(58)	(6)	(12)	(20)	(2,231)	(2,606)	-	-
Adjustments to maintain reserves	(13)	3	3	(17)	207	614	2	6

Net equity transactions	50,565	16,378	(6,995)	4,889	274,175	440,705	(790)	(3,688)

Net change in contract owners’ equity	69,233	25,377	(4,287)	10,596	460,683	685,939	507	(1,640)
Contract owners’ equity beginning of period	47,929	22,552	25,093	14,497	2,460,265	1,774,326	11,122	12,762

Contract owners’ equity end of period	$117,162	47,929	20,806	25,093	2,920,948	2,460,265	11,629	11,122

CHANGES IN UNITS:
Beginning units	6,371	4,010	3,045	2,318	188,936	153,732	1,111	1,634
Units purchased	7,136	4,389	397	2,360	101,354	117,549	12	-
Units redeemed	(1,417)	(2,028)	(1,251)	(1,633)	(80,503)	(82,345)	(95)	(523)

Ending units	12,090	6,371	2,191	3,045	209,787	188,936	1,028	1,111

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	ACEG2		ACC2		VYDS		ROCMC
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(27,993)	(27,336)	(133,981)	203,074	(22,089)	(20,849)	7,549	(6,549)
Realized gain (loss) on investments	123,396	48,582	9,992	(269,348)	180,137	(545,263)	(70,350)	(100,256)
Change in unrealized gain (loss) on investments	136,702	677,709	1,107,419	1,932,263	310,482	1,764,076	290,591	383,373
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	232,105	698,955	983,430	1,865,989	468,530	1,197,964	227,790	276,568

Equity transactions:
Purchase payments received from contract owners (note 3)	2,582	14,101	206,258	115,376	49,970	137,214	166,862	243,916
Transfers between funds	(160,807)	14,750	(294,245)	(736,649)	(383,725)	(380,749)	(2,697)	(55,622)
Redemptions (note 3)	(250,902)	(226,926)	(1,805,545)	(1,017,613)	(1,046,876)	(1,332,989)	(112,269)	(118,000)
Annuity benefits	-	-	(4,607)	(3,843)	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(282)	(698)	(1,293)	(3,805)	(783)	(1,781)	(533)	(1,134)
Adjustments to maintain reserves	35	(65)	(229)	(195)	(65)	(168)	(28)	(243)

Net equity transactions	(409,374)	(198,838)	(1,899,662)	(1,646,729)	(1,381,479)	(1,578,473)	51,335	68,917

Net change in contract owners’ equity	(177,269)	500,117	(916,232)	219,260	(912,949)	(380,509)	279,125	345,485
Contract owners’ equity beginning of period	1,694,443	1,194,326	8,705,495	8,486,235	5,537,239	5,917,748	781,980	436,495

Contract owners’ equity end of period	$1,517,174	1,694,443	7,789,263	8,705,495	4,624,290	5,537,239	1,061,105	781,980

CHANGES IN UNITS:
Beginning units	181,324	207,406	821,709	1,011,292	510,692	691,105	78,868	68,775
Units purchased	2,734	19,105	35,296	33,093	23,425	131,376	22,653	24,694
Units redeemed	(45,635)	(45,187)	(209,990)	(222,676)	(150,392)	(311,789)	(18,251)	(14,601)

Ending units	138,423	181,324	647,015	821,709	383,725	510,692	83,270	78,868

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	TRBCG2		TREI2		TRHS2		TRLT2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(78,843)	(122,671)	21,926	71,768	(5,864)	-	(14)	266,836
Realized gain (loss) on investments	3,244,156	(5,034,040)	(47,503)	(4,553,780)	62,630	-	-	454,676
Change in unrealized gain (loss) on investments	(2,321,877)	9,395,817	1,873,491	7,167,373	104,225	-	-	324,300
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	843,436	4,239,106	1,847,914	2,685,361	160,991	-	(14)	1,045,812

Equity transactions:
Purchase payments received from contract owners (note 3)	227,233	218,482	389,229	278,607	82,390	-	(170)	166,306
Transfers between funds	(7,474,070)	(7,271,550)	(15,504,141)	(256,085)	1,227,095	-	(13,218)	(13,650,421)
Redemptions (note 3)	(984,433)	(1,478,995)	(2,332,311)	(1,985,561)	(106,732)	-	(53)	(4,112,823)
Annuity benefits	(20,796)	(19,212)	(36,397)	(31,659)	-	-	763	(12,281)
Contract maintenance charges (note 2)	(129)	(435)	(259)	(300)	-	-	-	(113)
Contingent deferred sales charges (note 2)	(802)	(3,109)	(1,998)	(6,219)	-	-	-	(23,323)
Adjustments to maintain reserves	2,108	(1,308)	847	85	(69)	-	106	(10,148)

Net equity transactions	(8,250,889)	(8,556,127)	(17,485,030)	(2,001,132)	1,202,684	-	(12,573)	(17,642,803)

Net change in contract owners’ equity	(7,407,453)	(4,317,021)	(15,637,116)	684,229	1,363,675	-	(12,587)	(16,596,991)
Contract owners’ equity beginning of period	7,407,453	11,724,474	15,637,116	14,952,887	-	-	12,587	16,609,578

Contract owners’ equity end of period	$-	7,407,453	-	15,637,116	1,363,675	-	-	12,587

CHANGES IN UNITS:
Beginning units	754,802	1,679,454	1,708,614	1,993,851	-	-	1,107	1,526,688
Units purchased	1,053,375	1,407,384	1,082,518	742,486	219,493	-	-	1,379,840
Units redeemed	(1,808,177)	(2,332,036)	(2,791,132)	(1,027,723)	(90,312)	-	(1,107)	(2,905,421)

Ending units	-	754,802	-	1,708,614	129,181	-	-	1,107

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	VWEMR		VWEM		VWHAR		VWHA
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(87,477)	(156,768)	(83,881)	(134,567)	(285,997)	(253,065)	(101,508)	(104,118)
Realized gain (loss) on investments	387,993	(7,035,063)	(2,416,423)	(3,889,732)	(1,883,245)	(4,167,125)	978,613	504,098
Change in unrealized gain (loss) on investments	3,864,473	17,240,733	6,681,269	13,681,766	11,882,217	17,024,224	2,899,851	5,264,923
Reinvested capital gains	-	802,362	-	1,011,248	-	140,476	-	68,964

Net increase (decrease) in contract owners’ equity resulting from operations	4,164,989	10,851,264	4,180,965	10,668,715	9,712,975	12,744,510	3,776,956	5,733,867

Equity transactions:
Purchase payments received from contract owners (note 3)	365,602	434,711	135,515	185,517	884,300	685,507	146,563	145,380
Transfers between funds	(1,033,435)	5,674,959	(962,113)	(826,101)	5,310,955	4,256,490	(328,594)	(526,033)
Redemptions (note 3)	(3,082,063)	(2,334,969)	(2,599,299)	(1,857,279)	(4,168,525)	(3,874,821)	(1,728,973)	(1,366,300)
Annuity benefits	-	(57)	(5,804)	(5,546)	(4,055)	(3,252)	(16,282)	(15,624)
Contract maintenance charges (note 2)	(193)	(184)	(346)	(336)	(261)	(276)	(85)	(97)
Contingent deferred sales charges (note 2)	(2,061)	(4,724)	(1,960)	(2,459)	(4,079)	(7,385)	(1,413)	(2,052)
Adjustments to maintain reserves	(328)	12,989	573	(2,309)	3,372	5,412	758	(246)

Net equity transactions	(3,752,478)	3,782,725	(3,433,435)	(2,508,513)	2,021,708	1,061,675	(1,928,026)	(1,764,972)

Net change in contract owners’ equity	412,511	14,633,989	747,530	8,160,202	11,734,683	13,806,185	1,848,930	3,968,895
Contract owners’ equity beginning of period	23,100,080	8,466,091	18,894,162	10,733,960	36,257,202	22,451,017	15,040,897	11,072,002

Contract owners’ equity end of period	$23,512,591	23,100,080	19,641,692	18,894,162	47,991,885	36,257,202	16,889,827	15,040,897

CHANGES IN UNITS:
Beginning units	1,015,118	785,222	712,637	857,455	1,314,117	1,269,810	473,719	540,162
Units purchased	366,202	805,519	17,348	52,428	515,458	767,187	6,599	28,951
Units redeemed	(558,087)	(575,623)	(148,511)	(197,246)	(467,618)	(722,880)	(68,087)	(95,394)

Ending units	823,233	1,015,118	581,474	712,637	1,361,957	1,314,117	412,231	473,719

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	WRASP		WRBP		WRBDP		WRCEP
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(152,351)	(2,023,480)	472,069	503,588	3,179,437	2,998,262	(179,051)	(192,835)
Realized gain (loss) on investments	14,320,070	6,318,051	2,913,056	1,795,582	(364,042)	(1,248,237)	2,035,709	(6,021,980)
Change in unrealized gain (loss) on investments	2,019,798	22,928,585	4,008,209	3,538,066	2,688,985	4,745,812	21,143,520	32,181,263
Reinvested capital gains	-	23,828,981	810,129	337,991	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	16,187,517	51,052,137	8,203,463	6,175,227	5,504,380	6,495,837	23,000,178	25,966,448

Equity transactions:
Purchase payments received from contract owners (note 3)	5,259,499	4,438,696	846,542	879,789	2,315,518	1,772,278	1,803,111	2,178,634
Transfers between funds	341,583	20,329,943	(345)	(2,153,990)	17,067,639	4,532,194	(3,457,324)	(9,532,631)
Redemptions (note 3)	(44,684,221)	(34,928,884)	(9,305,672)	(9,442,029)	(25,160,849)	(20,906,230)	(24,748,397)	(19,565,660)
Annuity benefits	(38,487)	(31,105)	(13,379)	(11,565)	(34,794)	(33,039)	(16,625)	(12,283)
Contract maintenance charges (note 2)	(231)	(41)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(8,872)	(110,423)	16,600	(37,837)	20,408	(60,083)	100,746	(54,925)
Adjustments to maintain reserves	10,410	(2,911)	(3,459)	(476)	(1,775)	1,953	3,660	(481)

Net equity transactions	(39,120,320)	(10,304,725)	(8,459,714)	(10,766,108)	(5,793,854)	(14,692,927)	(26,314,829)	(26,987,346)

Net change in contract owners’ equity	(22,932,803)	40,747,412	(256,251)	(4,590,881)	(289,474)	(8,197,090)	(3,314,651)	(1,020,898)
Contract owners’ equity beginning of period	268,939,319	228,191,907	57,645,365	62,236,246	110,745,563	118,942,653	136,750,467	137,771,365

Contract owners’ equity end of period	$246,006,516	268,939,319	57,389,114	57,645,365	110,456,089	110,745,563	133,435,816	136,750,467

CHANGES IN UNITS:
Beginning units	12,278,354	12,909,693	4,701,582	5,696,020	7,877,501	8,981,987	14,723,373	18,240,906
Units purchased	2,069,798	3,277,982	500,692	859,958	2,482,295	2,367,326	1,384,934	2,492,907
Units redeemed	(3,925,100)	(3,909,321)	(1,167,667)	(1,854,396)	(2,885,113)	(3,471,812)	(4,120,063)	(6,010,440)

Ending units	10,423,052	12,278,354	4,034,607	4,701,582	7,474,683	7,877,501	11,988,244	14,723,373

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	WRDIV		WRENG		WRGNR		WRGP
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(254)	(46,425)	(95,352)	(113,104)	(478,276)	(462,391)	(725,221)	(1,192,342)
Realized gain (loss) on investments	(190,096)	(730,970)	(252,796)	(643,484)	(3,784,161)	(1,426,307)	9,136,456	(630,027)
Change in unrealized gain (loss) on investments	3,206,588	3,940,788	2,505,467	3,749,945	9,246,495	20,367,361	6,033,273	30,999,530
Reinvested capital gains	-	-	-	-	-	-	-	4,191,940

Net increase (decrease) in contract owners’ equity resulting from operations	3,016,238	3,163,393	2,157,319	2,993,357	4,984,058	18,478,663	14,444,508	33,369,101

Equity transactions:
Purchase payments received from contract owners (note 3)	223,915	291,505	324,794	155,862	964,380	917,351	1,850,116	2,312,587
Transfers between funds	(266,756)	(1,302,226)	629,894	1,212,947	(3,645,464)	7,323,248	(6,095,425)	(9,838,663)
Redemptions (note 3)	(3,736,440)	(3,158,433)	(1,356,876)	(1,181,686)	(7,159,135)	(4,631,342)	(25,771,814)	(21,678,093)
Annuity benefits	(3,908)	(3,398)	-	-	(2,812)	(1,849)	(15,705)	(11,694)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(7,809)	(7,771)	(1,793)	(3,322)	(10,887)	(13,262)	108,026	(80,138)
Adjustments to maintain reserves	824	(374)	284	(167)	2,595	(365)	7,478	(2,716)

Net equity transactions	(3,790,175)	(4,180,697)	(403,696)	183,634	(9,851,323)	3,593,781	(29,917,324)	(29,298,717)

Net change in contract owners’ equity	(773,937)	(1,017,304)	1,753,623	3,176,991	(4,867,265)	22,072,444	(15,472,816)	4,070,384
Contract owners’ equity beginning of period	23,420,023	24,437,327	10,865,760	7,688,769	46,988,612	24,916,168	155,945,505	151,875,121

Contract owners’ equity end of period	$22,646,086	23,420,023	12,619,383	10,865,760	42,121,347	46,988,612	140,472,689	155,945,505

CHANGES IN UNITS:
Beginning units	1,974,176	2,406,092	1,063,778	1,046,875	3,338,506	3,038,959	16,771,104	20,570,540
Units purchased	309,840	434,311	275,593	483,019	528,792	1,378,298	1,482,791	2,610,477
Units redeemed	(629,169)	(866,227)	(316,297)	(466,116)	(1,287,147)	(1,078,751)	(4,716,309)	(6,409,913)

Ending units	1,654,847	1,974,176	1,023,074	1,063,778	2,580,151	3,338,506	13,537,586	16,771,104

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	WRHIP		WRIP		WRI2P		WRMIC
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$5,650,168	5,732,309	(75,112)	140,299	50,340	400,363	(51,497)	(39,050)
Realized gain (loss) on investments	(203,625)	(269,739)	3,086,974	2,237,652	(1,573,378)	(2,488,334)	(127,012)	(348,170)
Change in unrealized gain (loss) on investments	5,314,572	21,265,608	2,340,000	7,178,898	3,713,164	6,156,159	1,761,449	1,492,389
Reinvested capital gains	-	-	-	-	-	980,727	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	10,761,115	26,728,178	5,351,862	9,556,849	2,190,126	5,048,915	1,582,940	1,105,169

Equity transactions:
Purchase payments received from contract owners (note 3)	1,326,235	1,463,640	580,485	682,556	281,201	170,974	84,125	55,186
Transfers between funds	3,702,574	11,505,322	(776,053)	2,497,212	2,559	858,938	856,049	516,981
Redemptions (note 3)	(16,165,941)	(11,473,380)	(8,632,363)	(7,419,037)	(3,401,299)	(2,821,104)	(928,048)	(425,994)
Annuity benefits	(28,010)	(22,216)	(3,351)	(2,623)	(10,734)	(8,731)	(3,038)	(2,255)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	2,891	(39,497)	11,909	(29,688)	(6,663)	(8,868)	(2,501)	(1,373)
Adjustments to maintain reserves	(1,848)	(375)	935	(211)	1,201	(1,232)	455	452

Net equity transactions	(11,164,098)	1,433,494	(8,818,438)	(4,271,791)	(3,133,735)	(1,810,023)	7,043	142,997

Net change in contract owners’ equity	(402,983)	28,161,672	(3,466,576)	5,285,058	(943,609)	3,238,892	1,589,983	1,248,166
Contract owners’ equity beginning of period	85,094,624	56,932,952	48,574,882	43,289,824	20,724,711	17,485,819	4,051,196	2,803,030

Contract owners’ equity end of period	$84,691,641	85,094,624	45,108,306	48,574,882	19,781,102	20,724,711	5,641,179	4,051,196

CHANGES IN UNITS:
Beginning units	4,948,846	4,801,530	4,678,629	5,243,842	1,454,572	1,645,885	361,907	350,971
Units purchased	968,291	1,833,792	598,423	1,484,094	246,740	491,395	143,651	149,951
Units redeemed	(1,592,558)	(1,686,476)	(1,460,569)	(2,049,307)	(466,499)	(682,708)	(145,017)	(139,015)

Ending units	4,324,579	4,948,846	3,816,483	4,678,629	1,234,813	1,454,572	360,541	361,907

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	WRMCG		WRMMP		WRMSP		WRRESP
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(172,102)	(135,137)	(351,466)	(72,780)	201,336	254,330	72,994	162,567
Realized gain (loss) on investments	459,753	(701,518)	-	-	(671,949)	(293,975)	(984,825)	(2,178,321)
Change in unrealized gain (loss) on investments	3,857,811	4,902,103	-	-	519,714	436,785	3,303,735	3,576,435
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	4,145,462	4,065,448	(351,466)	(72,780)	49,101	397,140	2,391,904	1,560,681

Equity transactions:
Purchase payments received from contract owners (note 3)	257,751	187,968	6,537,559	8,085,623	144,122	42,058	131,896	222,841
Transfers between funds	1,758,789	3,122,657	12,587,337	(4,466,459)	(5,628,819)	(326,766)	(169,346)	(549,747)
Redemptions (note 3)	(2,938,549)	(2,112,030)	(27,698,107)	(32,908,264)	(164,797)	(975,124)	(1,654,464)	(1,318,565)
Annuity benefits	-	-	(29,749)	(23,926)	-	(1,264)	(4,220)	(2,457)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(4,761)	(4,504)	71,218	(77,908)	(510)	(1,913)	(3,684)	(4,507)
Adjustments to maintain reserves	1,312	(215)	5,133	5,277	(2)	(115)	860	(2,679)

Net equity transactions	(925,457)	1,193,876	(8,526,610)	(29,385,657)	(5,650,005)	(1,263,124)	(1,698,958)	(1,655,114)

Net change in contract owners’ equity	3,220,005	5,259,324	(8,878,076)	(29,458,437)	(5,600,904)	(865,984)	692,946	(94,433)
Contract owners’ equity beginning of period	14,695,895	9,436,571	38,090,703	67,549,140	5,600,904	6,466,888	9,794,449	9,888,882

Contract owners’ equity end of period	$17,915,900	14,695,895	29,212,627	38,090,703	-	5,600,904	10,487,395	9,794,449

CHANGES IN UNITS:
Beginning units	1,188,377	1,106,727	3,428,531	6,113,637	543,845	672,056	869,687	1,068,301
Units purchased	384,133	581,646	3,037,076	3,830,840	35,401	149,146	166,621	285,094
Units redeemed	(460,504)	(499,996)	(3,815,252)	(6,515,946)	(579,246)	(277,357)	(302,402)	(483,708)

Ending units	1,112,006	1,188,377	2,650,355	3,428,531	-	543,845	733,906	869,687

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	WRSTP		WRSCP		WRSCV		WRVP
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(972,461)	(969,244)	(797,455)	(496,451)	(94,681)	(92,700)	(165,435)	497,684
Realized gain (loss) on investments	6,513,220	2,351,564	2,261,234	448,289	(98,232)	(1,055,510)	366,368	(1,567,132)
Change in unrealized gain (loss) on investments	576,821	21,764,143	15,717,745	18,757,875	2,200,472	3,050,968	9,574,380	14,055,829
Reinvested capital gains	2,531,297	5,252,733	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	8,648,877	28,399,196	17,181,524	18,709,713	2,007,559	1,902,758	9,775,313	12,986,381

Equity transactions:
Purchase payments received from contract owners (note 3)	1,152,207	1,593,516	728,392	995,246	106,476	117,861	777,608	802,610
Transfers between funds	(3,329,255)	(1,263,433)	(2,185,837)	(999,587)	545,485	(53,765)	(1,467,429)	(3,476,195)
Redemptions (note 3)	(14,629,729)	(11,687,782)	(13,046,827)	(9,598,632)	(1,677,134)	(1,110,086)	(9,648,710)	(9,027,570)
Annuity benefits	(8,249)	(5,987)	(9,423)	(6,810)	(10,779)	(8,355)	(12,573)	(10,803)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	25,454	(53,089)	66,004	(32,754)	(3,876)	(2,647)	20,128	(40,025)
Adjustments to maintain reserves	2,953	(2,091)	894	(1,957)	1,534	(400)	2,539	(231)

Net equity transactions	(16,786,619)	(11,418,866)	(14,446,797)	(9,644,494)	(1,038,294)	(1,057,392)	(10,328,437)	(11,752,214)

Net change in contract owners’ equity	(8,137,742)	16,980,330	2,734,727	9,065,219	969,265	845,366	(553,124)	1,234,167
Contract owners’ equity beginning of period	91,941,552	74,961,222	72,809,105	63,743,886	8,634,050	7,788,684	63,371,090	62,136,923

Contract owners’ equity end of period	$83,803,810	91,941,552	75,543,832	72,809,105	9,603,315	8,634,050	62,817,966	63,371,090

CHANGES IN UNITS:
Beginning units	6,937,432	8,066,843	6,103,814	7,141,914	719,794	824,726	5,275,682	6,491,989
Units purchased	827,574	1,387,537	645,189	1,272,955	191,380	232,432	621,343	1,088,787
Units redeemed	(2,113,179)	(2,516,948)	(1,791,978)	(2,311,055)	(266,899)	(337,364)	(1,453,581)	(2,305,094)

Ending units	5,651,827	6,937,432	4,957,025	6,103,814	644,275	719,794	4,443,444	5,275,682

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	SVOF		WFVSCG		WIEP		WVCP
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(2,788)	(510,896)	(77,523)	(16,563)	-	(18,170)	-	16,037
Realized gain (loss) on investments	28,732	(34,456,674)	1,223,633	97,997	-	441,743	-	(38,972)
Change in unrealized gain (loss) on investments	29,648	53,085,484	365,873	400,780	-	(67,524)	-	279,387
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	55,592	18,117,914	1,511,983	482,214	-	356,049	-	256,452

Equity transactions:
Purchase payments received from contract owners (note 3)	212	974,102	193,944	19,239	-	4,142	-	4,829
Transfers between funds	(5,866)	(78,669,406)	6,105,837	4,323,989	-	(3,398,263)	-	(1,129,504)
Redemptions (note 3)	(79,934)	(7,814,619)	(1,056,009)	(135,734)	-	(249,254)	-	(94,757)
Annuity benefits	(2,452)	(8,222)	(784)	-	-	-	-	-
Contract maintenance charges (note 2)	(65)	(999)	(49)	(5)	-	(13)	-	(4)
Contingent deferred sales charges (note 2)	-	(22,517)	(659)	(555)	-	(36)	-	(167)
Adjustments to maintain reserves	(314)	9,140	930	(56)	-	(45)	-	(83)

Net equity transactions	(88,419)	(85,532,521)	5,243,210	4,206,878	-	(3,643,469)	-	(1,219,686)

Net change in contract owners’ equity	(32,827)	(67,414,607)	6,755,193	4,689,092	-	(3,287,420)	-	(963,234)
Contract owners’ equity beginning of period	324,615	67,739,222	4,689,092	-	-	3,287,420	-	963,234

Contract owners’ equity end of period	$291,788	324,615	11,444,285	4,689,092	-	-	-	-

CHANGES IN UNITS:
Beginning units	26,804	8,437,109	358,511	-	-	351,739	-	137,487
Units purchased	1,387	701,258	1,653,430	441,589	-	413	-	-
Units redeemed	(8,146)	(9,111,563)	(1,323,564)	(83,078)	-	(352,152)	-	(137,487)

Ending units	20,045	26,804	688,377	358,511	-	-	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	BF		SGRF		WGIP		WRLBP
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$-	214,444	-	(86,529)	-	249,648	-	-
Realized gain (loss) on investments	-	(18,309,048)	-	(11,029,249)	-	(2,901,776)	-	-
Change in unrealized gain (loss) on investments	-	16,886,732	-	12,134,483	-	3,465,093	-	-
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	(1,207,872)	-	1,018,705	-	812,965	-	-

Equity transactions:
Purchase payments received from contract owners (note 3)	(58)	(1,044,937)	(1,159)	(480,241)	-	86,441	394	-
Transfers between funds	(7)	(50,702,988)	824	(24,722,407)	-	(5,010,364)	(515)	-
Redemptions (note 3)	65	(4,235,054)	-	(1,228,501)	-	(532,364)	(12,042)	-
Annuity benefits	-	(12,253)	877	(4,372)	-	-	-	-
Contract maintenance charges (note 2)	-	(549)	-	(715)	-	(68)	-	-
Contingent deferred sales charges (note 2)	-	(8,381)	-	(9,301)	-	(126)	12,162	-
Adjustments to maintain reserves	-	(299,719)	(542)	(177,418)	-	(405)	-	-

Net equity transactions	-	(56,303,881)	-	(26,622,955)	-	(5,456,886)	-	-

Net change in contract owners’ equity	-	(57,511,753)	-	(25,604,250)	-	(4,643,921)	-	-
Contract owners’ equity beginning of period	-	57,511,753	-	25,604,250	-	4,643,921	-	-

Contract owners’ equity end of period	$-	-	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	6,114,999	-	3,026,086	-	424,452	-	-
Units purchased	1,485	261,055	-	119,094	-	25,129	-	-
Units redeemed	(1,485)	(6,376,054)	-	(3,145,180)	-	(449,581)	-	-

Ending units	-	-	-	-	-	-	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	AVLCG		ACVU2		JPMCVP		BBLCG
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$-	(1,630)	-	(8,561)	-	209,246	-	-
Realized gain (loss) on investments	-	(83,289)	-	(409,142)	-	(6,435,488)	-	-
Change in unrealized gain (loss) on investments	-	105,784	-	545,505	-	5,690,300	-	-
Reinvested capital gains	-	-	-	-	-	22,194	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	20,865	-	127,802	-	(513,748)	-	-

Equity transactions:
Purchase payments received from contract owners (note 3)	-	1,838	-	3,285	-	12,983	-	(181)
Transfers between funds	-	(260,904)	-	(1,072,342)	-	(10,794,242)	-	181
Redemptions (note 3)	-	(75,750)	-	(35,064)	-	(390,600)	-	-
Annuity benefits	-	-	-	-	-	(569)	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	(239)	-	-
Contingent deferred sales charges (note 2)	-	-	-	(346)	-	(2,643)	-	-
Adjustments to maintain reserves	-	5	-	(27)	-	(1,819)	-	-

Net equity transactions	-	(334,811)	-	(1,104,494)	-	(11,177,129)	-	-

Net change in contract owners’ equity	-	(313,946)	-	(976,692)	-	(11,690,877)	-	-
Contract owners’ equity beginning of period	-	313,946	-	976,692	-	11,690,877	-	-

Contract owners’ equity end of period	$-	-	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	44,214	-	143,661	-	1,228,220	-	-
Units purchased	-	291	-	4,484	-	20,013	-	1,500
Units redeemed	-	(44,505)	-	(148,145)	-	(1,248,233)	-	(1,500)

Ending units	-	-	-	-	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-9 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 22, 1997. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

On August 20, 2001, the Company transferred to the Account, 50,000 shares of the Financial Investors VIT-First Horizon Core Equity Portfolio and 50,000 shares of the First Horizon Capital Appreciation Portfolio, for which the Account was credited 50,000 units of the Financial Investors VIT-First Horizon Core Equity Portfolio and 50,000 units of the First Horizon Capital Appreciation Portfolio.

The Company offers tax qualified and non-tax qualified Modified Single Premium Deferred Variable Annuity Contracts and Individual Single Premium Immediate Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

Effective July 1, 2000, the Company entered into a reinsurance agreement with Security Benefit Life Insurance Company (SBL) to sell, transfer and cede on an indemnity basis all of its obligations in connection with annuity contracts issued pursuant to the NEA Valuebuilder Annuity Program (Program). Under the agreement, the Company continued to provide administrative and support services for contracts issued under the Program until September 2001. Thereafter, SBL assumed full responsibility for servicing the contracts and receives all fees and charges of the contracts. The Company is paid a supplemental Capital Charge by SBL to meet the capital needs of the reinsured contracts. The ceding of risk does not discharge the Company from its primary obligation, including regulatory record keeping and reporting, to the contract owners of the Account.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

BB&T FUNDS

Capital Manager Equity VIF (BBCMAG)

Large Cap VIF (BBGI)

BLACKROCK FUNDS

Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class III (MLVGA3)

CREDIT SUISSE ASSET MANAGEMENT

Credit Suisse Trust- International Equity Flex III Portfolio (CSIEF3)

U.S. Equity Flex I Portfolio (WSCP)

HUNTINGTON TRUST COMPANY

VA International Equity Fund (HVIE)

VA Situs Fund (HVSIT)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)

JANUS FUNDS

Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)

Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)

Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)

Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)

Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)

Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)

MASSACHUSETTS FINANCIAL SERVICES CO.

Investors Growth Stock Series - Service Class (MIGSC)

Mid Cap Growth Series - Service Class (MMCGSC)

New Discovery Series - Service Class (MNDSC)

Value Series - Service Class (MVFSC)

Variable Insurance Trust II - International Value Portfolio - Service Class (MVIVSC)

MORGAN STANLEY

Core Plus Fixed Income Portfolio - Class I (MSVFI)

Core Plus Fixed Income Portfolio - Class II (MSVF2)

Emerging Markets Debt Portfolio - Class I (MSEM)

International Magnum Portfolio - Class I (MSVIM)*

Mid Cap Growth Portfolio - Class I (MSVMG)

U.S. Real Estate Portfolio - Class I (MSVRE)

NATIONWIDE FUNDS GROUP

AllianceBernstein NVIT Global Fixed Income Fund - Class III (NVAGF3)

American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)

American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)

American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)

American Funds NVIT Bond Fund - Class II (GVABD2)

American Funds NVIT Global Growth Fund - Class II (GVAGG2)

American Funds NVIT Growth Fund - Class II (GVAGR2)

American Funds NVIT Growth-Income Fund - Class II (GVAGI2)

Federated NVIT High Income Bond Fund - Class I (HIBF)

Federated NVIT High Income Bond Fund - Class III (HIBF3)

Gartmore NVIT Emerging Markets Fund - Class I (GEM)

Gartmore NVIT Emerging Markets Fund - Class III (GEM3)

Gartmore NVIT Emerging Markets Fund - Class VI (GEM6)

Gartmore NVIT International Equity Fund - Class I (GIG)

Gartmore NVIT International Equity Fund - Class III (GIG3)

Gartmore NVIT International Equity Fund - Class VI (NVIE6)

Gartmore NVIT Worldwide Leaders Fund - Class I (GEF)

Gartmore NVIT Worldwide Leaders Fund - Class III (GEF3)

Gartmore NVIT Worldwide Leaders Fund - Class VI (NVGWL6)*

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)

Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)

Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

NVIT Cardinal Aggressive Fund - Class II (NVCRA2)

NVIT Cardinal Balanced Fund - Class II (NVCRB2)

NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)

NVIT Cardinal Conservative Fund - Class II (NVCCN2)

NVIT Cardinal Moderate Fund - Class II (NVCMD2)

NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)

NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)

NVIT Core Bond Fund - Class I (NVCBD1)

NVIT Core Bond Fund - Class II (NVCBD2)

NVIT Core Plus Bond Fund - Class II (NVLCP2)

NVIT Fund - Class I (TRF)

NVIT Fund - Class II (TRF2)

NVIT Government Bond Fund - Class I (GBF)

NVIT Government Bond Fund - Class II (GBF2)

NVIT Growth Fund - Class I (CAF)

NVIT International Index Fund - Class VIII (GVIX8)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)

NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Mid Cap Index Fund - Class I (MCIF)

NVIT Money Market Fund - Class I (SAM)

NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)

NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)

NVIT Multi-Manager International Value Fund - Class II (GVDIV2)

NVIT Multi-Manager International Value Fund - Class III (GVDIV3)

NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)

NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)

NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)

NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Multi-Manager Small Company Fund - Class II (SCF2)

NVIT Multi-Sector Bond Fund - Class I (MSBF)

NVIT Short Term Bond Fund - Class II (NVSTB2)

Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)

Oppenheimer NVIT Large Cap Growth Fund - Class II (NVOLG2)

Templeton NVIT International Value Fund - Class III (NVTIV3)

Van Kampen NVIT Comstock Value Fund - Class I (EIF)

Van Kampen NVIT Real Estate Fund - Class I (NVRE1)

NEUBERGER & BERMAN MANAGEMENT, INC.

Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)

PIMCO FUNDS

Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)

Low Duration Portfolio - Advisor Class (PMVLAD)

PORTFOLIOS OF THE AIM VARIABLE INSURANCE FUNDS

V.I. Basic Balanced Fund - Series I (AVB)

V.I. Basic Value Fund - Series II (AVBV2)

V.I. Capital Appreciation Fund - Series I (AVCA)

V.I. Capital Appreciation Fund - Series II (AVCA2)

V.I. Capital Development Fund - Series II (AVCD2)

V.I. Core Equity Fund - Series I (AVGI)

V.I. Core Equity Fund - Series II (AVCE2)

V.I. Global Health Care Fund - Series I (IVHS)

V.I. Global Real Estate Fund - Series I (IVRE)

V.I. International Growth Fund - Series I (AVIE)*

V.I. Large Cap Growth Fund - Series I (AVLCG)*

PORTFOLIOS OF THE ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.

VPS Growth and Income Portfolio - Class B (ALVGIB)

VPS Large Cap Growth Portfolio - Class B (ALVPGB)

VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)

PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

VP Income & Growth Fund - Class I (ACVIG)

VP Income & Growth Fund - Class II (ACVIG2)

VP Inflation Protection Fund - Class II (ACVIP2)

VP International Fund - Class I (ACVI)

VP International Fund - Class III (ACVI3)

VP Mid Cap Value Fund - Class I (ACVMV1)

VP Mid Cap Value Fund - Class II (ACVMV2)

VP Ultra(R) Fund - Class I (ACVU1)

VP Ultra(R) Fund - Class II (ACVU2)*

VP Value Fund - Class I (ACVV)

VP Value Fund - Class II (ACVV2)*

VP Vista(SM) Fund - Class I (ACVVS1)*

VP Vista(SM) Fund - Class II (ACVVS2)*

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

PORTFOLIOS OF THE DREYFUS INVESTMENT PORTFOLIOS

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

Stock Index Fund, Inc. - Initial Shares (DSIF)

The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)

The Dreyfus Socially Responsible Growth Fund, Inc. - Service Shares (DSRGS)

PORTFOLIOS OF THE DREYFUS VARIABLE INVESTMENT FUND

Appreciation Portfolio - Initial Shares (DCAP)

Appreciation Portfolio - Service Shares (DCAPS)

Developing Leaders Portfolio - Initial Shares (DSC)

Developing Leaders Portfolio - Service Shares (DVDLS)*

International Value Portfolio - Initial Shares (DVIV)

PORTFOLIOS OF THE EVERGREEN VARIABLE ANNUITY FUNDS

VA Fundamental Large Cap Fund - Class 1 (EVGI)*

VA Omega Fund - Class 1 (EVOM)*

PORTFOLIOS OF THE FEDERATED INSURANCE SERIES

Capital Appreciation Fund II - Service Shares (FCA2S)

High Income Bond Fund II - Service Shares (FHIBS)

Quality Bond Fund II - Primary Shares (FQB)

Quality Bond Fund II - Service Shares (FQBS)

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

Contrafund Portfolio - Service Class 2 (FC2)*

Fidelity(R) VIP Fund - Value Strategies Portfolio - Service Class 2 (FVSS2)

VIP Fund - Contrafund Portfolio - Service Class (FCS)

VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)

VIP Fund - Equity-Income Portfolio - Service Class (FEIS)

VIP Fund - Equity-Income Portfolio - Service Class 2 (FEI2)

VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)

VIP Fund - Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)

VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)

VIP Fund - Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)

VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)

VIP Fund - Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)

VIP Fund - Growth Opportunities Portfolio - Service Class (FGOS)

VIP Fund - Growth Portfolio - Service Class (FGS)

VIP Fund - Growth Portfolio - Service Class 2 (FG2)

VIP Fund - High Income Portfolio - Service Class (FHIS)

VIP Fund - High Income Portfolio - Service Class R (FHISR)

VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)

VIP Fund - Mid Cap Portfolio - Service Class (FMCS)

VIP Fund - Mid Cap Portfolio - Service Class 2 (FMC2)

VIP Fund - Overseas Portfolio - Service Class (FOS)

VIP Fund - Overseas Portfolio - Service Class 2 R (FO2R)

VIP Fund - Overseas Portfolio - Service Class R (FOSR)

VIP Fund - Value Strategies Portfolio - Service Class (FVSS)

PORTFOLIOS OF THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Franklin Income Securities Fund - Class 2 (FTVIS2)

Franklin Rising Dividends Securities Fund - Class 2 (FTVRD2)

Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)

Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)

Templeton Foreign Securities Fund - Class 1 (TIF)*

Templeton Foreign Securities Fund - Class 2 (TIF2)

Templeton Foreign Securities Fund - Class 3 (TIF3)

Templeton Global Bond Securities Fund - Class 3 (FTVGI3)

VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)

PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

Guardian Portfolio - I Class Shares (AMGP)

International Portfolio - S Class Shares (AMINS)*

Mid-Cap Growth Portfolio - I Class Shares (AMCG)

Partners Portfolio - I Class Shares (AMTP)

Regency Portfolio - S Class Shares (AMRS)

Small-Cap Growth Portfolio - S Class Shares (AMFAS)

Socially Responsive Portfolio - I Class Shares (AMSRS)

PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS

Capital Appreciation Fund/VA - Service Class (OVCAFS)*

Capital Appreciation Fund/VA - Non-Service Shares (OVGR)

Global Securities Fund/VA - Class 3 (OVGS3)

Global Securities Fund/VA - Non-Service Shares (OVGS)

Global Securities Fund/VA - Service Class (OVGSS)

High Income Fund/VA - Class 3 (OVHI3)

High Income Fund/VA - Class 4 (OVHI4)*

High Income Fund/VA - Non-Service Shares (OVHI)

High Income Fund/VA - Service Class (OVHIS)

Main Street Fund(R)/VA - Non-Service Shares (OVGI)

Main Street Fund(R)/VA - Service Class (OVGIS)

Main Street Small Cap Fund(R)/VA - Non-Service Shares (OVSC)

Main Street Small Cap Fund(R)/VA - Service Class (OVSCS)

MidCap Fund/VA - Non-Service Shares (OVAG)

Strategic Bond Fund/VA - Service Class (OVSBS)

PORTFOLIOS OF THE PIMCO VARIABLE INSURANCE TRUST

Real Return Portfolio - Administrative Class (PMVRRA)

Series D (Global Series) (SBLD)

Series J (Mid Cap Growth Series) (SBLJ)

Series N (Managed Asset Allocation Series) (SBLN)

Series O (All Cap Value Series) (SBLO)

Series P (High Yield Series) (SBLP)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

Series Q (Small Cap Value Series) (SBLQ)

Series V (Mid Cap Value Series) (SBLV)

Series X (Small Cap Growth Series) (SBLX)

Series Y (Select 25 Series) (SBLY)

Total Return Portfolio - Administrative Class (PMVTRA)

PORTFOLIOS OF THE PUTNAM VARIABLE TRUST

Putnam VT Growth and Income Fund - IB Shares (PVGIB)

Putnam VT International Equity Fund - IB Shares (PVTIGB)*

Putnam VT Voyager Fund - IB Shares (PVTVB)*

PORTFOLIOS OF THE VAN KAMPEN LIFE INVESTMENT TRUST

Capital Growth Portfolio - Class II (ACEG2)

Comstock Portfolio - Class II (ACC2)

PORTFOLIOS OF THE VICTORY VARIABLE INSURANCE FUNDS

Diversified Stock Fund Class A Shares (VYDS)

ROYCE CAPITAL FUNDS

Micro-Cap Portfolio - Investment Class (ROCMC)

T. ROWE PRICE

Blue Chip Growth Portfolio - II (TRBCG2)*

Equity Income Portfolio - II (TREI2)*

Health Sciences Portfolio - II (TRHS2)

Limited-Term Bond Portfolio - II (TRLT2)*

VAN ECK ASSOCIATES CORPORATION

Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Class R1 (VWEMR)

Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Initial Class (VWEM)

Worldwide Insurance Trust - Worldwide Hard Assets Fund - Class R1 (VWHAR)

Worldwide Insurance Trust - Worldwide Hard Assets Fund - Initial Class (VWHA)

WADDELL & REED, INC.

Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)

Ivy Fund Variable Insurance Portfolios, Inc. - Balanced (WRBP)

Ivy Fund Variable Insurance Portfolios, Inc. - Bond (WRBDP)

Ivy Fund Variable Insurance Portfolios, Inc. - Core Equity (WRCEP)

Ivy Fund Variable Insurance Portfolios, Inc. - Dividend Opportunities (WRDIV)

Ivy Fund Variable Insurance Portfolios, Inc. - Energy (WRENG)

Ivy Fund Variable Insurance Portfolios, Inc. - Global Natural Resources (WRGNR)

Ivy Fund Variable Insurance Portfolios, Inc. - Growth (WRGP)

Ivy Fund Variable Insurance Portfolios, Inc. - High Income (WRHIP)

Ivy Fund Variable Insurance Portfolios, Inc. - International Growth (WRIP)

Ivy Fund Variable Insurance Portfolios, Inc. - International Value (WRI2P)

Ivy Fund Variable Insurance Portfolios, Inc. - Micro Cap Growth (WRMIC)

Ivy Fund Variable Insurance Portfolios, Inc. - Mid Cap Growth (WRMCG)

Ivy Fund Variable Insurance Portfolios, Inc. - Money Market (WRMMP)

Ivy Fund Variable Insurance Portfolios, Inc. - Real Estate Securities (WRRESP)

Ivy Fund Variable Insurance Portfolios, Inc. - Science and Technology (WRSTP)

Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Growth (WRSCP)

Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Value (WRSCV)

Ivy Fund Variable Insurance Portfolios, Inc. - Value (WRVP)

WELLS FARGO FUNDS

Advantage Funds Variable Trust - VT Opportunity Fund (SVOF)

Advantage Funds Variable Trust - VT Small Cap Growth Fund (WFVSCG)

*	At December 31, 2010, contract owners were not invested in this fund.
The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2010 of such funds, which represents fair value. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract holder.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

In September 2006, the FASB issued FASB ASC 820, Fair Value Measurements and Disclosures (SFAS No. 157, Fair Value Measurements). FASB ASC 820 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements and also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. FASB ASC 820 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances.

FASB ASC 820 was effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Account adopted FASB ASC 820 effective January 1, 2008. The adoption of FASB ASC 820 did not have a material impact on the Account’s financial position or results of operations.

In September 2009 the FASB issued ASU 2009-12, which amends FASB ASC 820, Fair Value Measurements and Disclosures. This guidance applies to reporting entities that hold an investment that is required or permitted to be measured or disclosed at fair value on a recurring or nonrecurring basis if the investment does not have a readily determinable fair value and the investee has attributes of an investment company. For these investments, this update allows, as a practical expedient, the use of net asset value (NAV) as the basis to estimate fair value as long as it is not probable, as of the measurement date that the investment will be sold and NAV is not the value that will be used in the sale. The NAVs must be calculated consistent with the American Institute of Certified Public Accountants Audit and Accounting Guide, Investment Companies, which generally requires these investments to be measured at fair value. Additionally, the guidance provided updated disclosures for investments within its scope and noted that if the investor can redeem the investment with the investee on the measurement date at NAV, the investment should likely be classified as Level 2 in the fair value hierarchy. Investments that cannot be redeemed with the investee at NAV would generally be classified as Level 3 in the fair value hierarchy. If the investment is not redeemable with the investee on the measurement date, but will be at a future date, the length of time until the investment is redeemable should be considered in determining classification as Level 2 or 3. This guidance is effective for interim and annual periods ending after December 15, 2009 with early adoption permitted. The Account adopted this guidance effective the period ending December 31, 2009. The adoption of this guidance did not have a material impact on the financial statements of the Account.

In January 2010, the FASB issued ASU 2010-06, which amends FASB ASC 820, Fair Value Measurement and Disclosures. This guidance requires new disclosures and provides amendments to clarify existing disclosures. The new requirements include disclosing transfers in and out of Levels 1 and 2 fair value measurements, the reasons for the transfers, and further disaggregating activity in level 3 fair value measurements. The clarification of existing disclosure guidance includes further disaggregation of fair value measurement disclosures for each class of assets and liabilities and providing disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements. This guidance is effective for interim and annual reporting periods beginning after December 15, 2009, except for the new disclosures regarding the activity in Level 3 measurements, which shall be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The Company adopted this guidance effective January 1, 2010, except for the new disclosure regarding the activity in Level 3 measurements, which the Company will adopt for the fiscal period beginning January 1, 2011.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge.

On BOA Future, ElitePro Classic, BOA Choice, BOA V and BOA Choice Venue contracts, the contingent deferred sales charge will not exceed 7% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 7 years, the charge is 0%. On ElitePro Ltd contracts, the contingent deferred sales charge will not exceed 7% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 3 years, the charge is 0%. On BOA Income contracts, the contingent deferred sales charge will not exceed 6% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 6 years, the charge is 0%. No sales charges are deducted on BOA Exclusive II contracts.

The charges above are assessed against each contract by redeeming units.

No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the company.

The Company may deduct an annual contract maintenance charge of up to $35, depending on contract issued, which is satisfied by redeeming units.

The Company deducts a mortality and expense risk charge assessed through a reduction of the unit values. The Option tables below and on the following page illustrate the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

Nationwide Variable Account - 9 Options	BOA Future(1)	BOA Exclusive II(2)	BOA V(3)	BOA Choice Venue
Variable Account Charges - Recurring	0.95%	1.20%	1.10%	1.50%
Reduced Purchase Payment Option .	0.25%	-	-	-
Initial lowered to $1,000 and subsequent lowered to $25. Not available for investment only contracts.
Five Year CDSC Option	0.15%	-	0.15%	-
CDSC Waiver Options:
Additional (5%) Withdrawal without Charge and Disability	0.10%	-	0.10%	-
In addition to standard 10% CDSC-free withdrawal privilege.
10 Year and Disability Waiver for Tax Sheltered Annuities	0.05%	-	0.05%	-
CDSC waived if (i) contract owner has owned contract for 10 years and (ii) has made regular payroll deferrals during entire contract year for at least 5 of those 10 years.
Hardship Waiver for Tax Sheltered Annuities	0.15%	-	0.15%	-
CDSC waived if contract owner experiences hardship (defined under IRC Section 401(k)).
Death Benefit Options -
Allows enhanced provision in place of the standard death benefit.
One-Year Enhanced	0.15%(5)	0.15%(5)	-	-
One-Year Step Up	0.05%(6)	0.10%(6)	0.05%	-
Greater of One-Year or 5% Enhanced	0.20%(5)	0.20%(5)	-	0.15%
5% Enhanced	0.10%(7)	0.15%(7)	0.10%	-
Guaranteed Minimum Income Benefit Options:
Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances.
Option 1	0.45%(8)	0.45%(9)	-	0.45%(9)
Option 2	0.30%(8)	0.30%(9)	-	0.30%(9)
Spousal Protection Annuity Option	-	-	-	0.10%
Allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Extra Value Option (EV)	0.45%	-	-	-
Fee assessed to assets of the variable account and to allocations made to the fixed account or guaranteed term options for first seven contract years in exchange for application of 3% of purchase payments made during the first 12 months contract is in force.

Beneficiary Protector Option	0.40%	0.40%	-	0.40%
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount
Capital Preservation Plus Option	0.50%	0.50%	-	0.50%
Provides a return of principle guarantee over the elected program period.

Maximum Variable Account Charges (10):	3.95%	2.80%	1.65%	3.10%

Nationwide Variable Account - 9 Options, Continued	BOA Choice (4)	BOA Income	ElitePro Ltd	ElitePro Classic
Variable Account Charges - Recurring	1.20%	1.25%	1.75%	1.60%
Death Benefit Options -
Allows enhanced provision in place of the standard death benefit.
Greater of One-Year or 5% Enhanced	0.15%(5)	-	-	-
5% Enhanced	0.05%(7)	-	-	-
Guaranteed Minimum Income Benefit Options:
Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances.
Option 1	0.45%(9)	-	-	-
Option 2	0.30%(9)	-	-	-
Beneficiary Protector Option	0.40%	-	-	-
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount
America’s Income Annuity Income Foundation Rider	-	1.00%	-	-
Provides for a guarantee of variable annuity payments.

Maximum Variable Account Charges (10):	2.20%	2.25%	1.75%	1.60%
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

(1)	Includes Key Bank, NEA, Waddell & Reed Select Plus, America’s Horizon and BB&T products.
(2)	Includes Waddill & Reed Advisors select Reserve product.
(3)	Includes NEA Select product.
(4)	Includes Key Bank and Paine Weber products.
(5)	Available beginning January 2, 2001 or a later date if state law requires.
(6)	Available until state approval is received for the One-Year Enhanced Death Benefit Option.
(7)	Available until state approval is received for Greater of One-Year or 5% Enhanced Death Benefit Option
(8)	No longer available effective May 1, 2003. Applicant could have elected one or both GMIB options.
(9)	No longer available effective May 1, 2003. Applicant could have elected one GMIB option.
(10)	When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.
The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2010.

	Total	BBCMAG	BBGI	BBCA	MLVGA3	CSIEF3	WSCP	HVIE

0.95%	$22,815,627	$1,271	$3,930	$269	$56,728	$6,263	$21,077	$-
1%	7,825,241	-	-	-	17,465	1,861	8,584	-
1.05%	1,472,802	-	1	1	1,288	680	4,863	-
1.1%	12,421,052	803	2,829	166	18,364	409	1,048	-
1.15%	6,070,784	234	2,055	43	19,017	22	332	-
1.2%	11,937,009	20	66	6	57,093	1,034	9,440	1
1.25%	3,207,799	301	90	16	6,006	-	1,142	-
1.3%	2,147,657	92	1,585	54	8,645	-	1,869	-
1.35%	2,814,183	70	359	51	6,400	19	122	-
1.4%	3,886,652	232	2,450	94	7,128	-	532	-
1.45%	726,413	1,088	831	39	1,361	-	28	-
1.5%	1,450,224	50	82	5	2,692	-	-	-
1.55%	1,223,249	-	1,075	-	6,766	-	5	-
1.6%	1,727,220	2,096	1,783	190	4,268	-	-	-
1.65%	1,569,573	1,507	65	3	3,314	-	-	-
1.7%	154,908	2,682	-	-	1,729	-	10	-
1.75%	819,801	-	-	-	623	-	-	-
1.8%	568,220	-	-	-	2,000	-	-	-
1.85%	188,661	-	-	-	4,018	-	6	-
1.9%	127,851	-	-	-	3,920	-	-	-
1.95%	594,093	-	-	-	10,024	-	-	-
2%	77,847	-	-	-	171	-	-	-
2.05%	392,345	-	-	-	786	-	-	-
2.1%	369,457	-	-	-	620	-	-	-
2.15%	55,409	-	-	-	-	-	-	-
2.2%	384,995	-	-	-	1,247	-	-	-
2.25%	1,155,324	-	-	-	-	-	-	-
2.35%	21,944	-	-	-	-	-	-	-
2.4%	969	-	-	-	-	-	-	-
2.45%	38,282	-	-	-	-	-	-	-
2.5%	36,447	-	-	-	-	-	-	-
2.6%	82,879	-	-	-	-	-	-	-

Totals	$86,364,917	$10,446	$17,201	$937	$241,673	$10,288	$49,058	$1

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	HVSIT	JPMMV1	JABS	JACAS	JAGTS2	JAGTS	JARLCS	JAIGS2

0.95%	$1	$36,901	$-	$367,282	$41,394	$66,370	$-	$338,533
1%	1	13,709	-	205,564	12,335	44,167	-	129,681
1.05%	-	2,259	-	25,742	1,858	6,159	-	20,002
1.1%	-	13,795	-	150,611	15,799	15,135	-	167,342
1.15%	-	4,259	-	59,617	9,706	6,744	-	61,271
1.2%	-	25,455	-	257,496	29,682	30,931	-	269,676
1.25%	-	3,390	1,414	48,253	8,727	5,815	47	50,978
1.3%	-	5,530	-	67,018	2,681	7,833	-	24,236
1.35%	-	4,807	-	47,805	7,828	3,736	-	55,756
1.4%	-	4,807	-	48,261	5,137	2,703	-	51,505
1.45%	-	163	-	6,540	210	1,571	-	7,113
1.5%	-	1,015	-	26,424	777	2,039	-	11,836
1.55%	-	211	-	13,476	988	543	-	8,279
1.6%	-	2,864	-	16,367	1,426	925	-	18,911
1.65%	-	1,514	-	28,351	2,982	667	-	28,902
1.7%	-	189	-	3,760	58	215	-	2,634
1.75%	-	65	-	4,695	1,729	29	-	10,677
1.8%	-	931	-	6,036	2,674	477	-	3,376
1.85%	-	249	-	4,205	600	7	-	4,469
1.9%	-	101	-	1,541	159	11	-	1,158
1.95%	-	-	-	9,105	-	-	-	5,344
2%	-	-	-	450	-	2	-	383
2.05%	-	695	-	3,291	767	331	-	4,394
2.1%	-	-	-	310	32	-	-	322
2.15%	-	-	-	1	-	-	-	114
2.2%	-	1,127	-	498	56	87	-	1,491
2.25%	-	-	-	17,401	-	-	-	37
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.5%	-	-	-	-	-	-	-	-
2.6%	-	-	-	-	-	-	-	-

	$2	$124,036	$1,414	$1,420,100	$147,605	$196,497	$47	$1,278,420

	JAIGS	MIGSC	MMCGSC	MNDSC	MVFSC	MVIVSC	MSVFI	MSVF2

0.95%	$239,731	$-	$-	$-	$117,477	$1,087	$27,069	$-
1%	163,986	-	-	-	32,744	85	2,473	-
1.05%	19,619	-	-	-	5,355	28	270	-
1.1%	93,781	-	-	-	38,123	979	1,725	-
1.15%	44,661	-	-	-	19,049	87	2,083	-
1.2%	167,174	-	-	-	68,318	169	9,665	-
1.25%	23,344	2,222	-	-	15,975	7	3,389	1,118
1.3%	29,878	-	-	-	8,522	3	2,127	-
1.35%	14,988	-	-	-	9,505	32	1,016	-
1.4%	18,791	-	-	-	11,449	11	1,960	-
1.45%	4,277	-	-	-	4,950	-	-	-
1.5%	12,602	-	3,884	2,213	11,086	225	189	723
1.55%	4,273	-	-	-	1,778	17	-	-
1.6%	2,174	-	1,505	1,207	11,022	4	185	719
1.65%	5,268	-	6,242	2,967	12,132	-	618	2,326
1.7%	671	-	-	-	537	-	-	-
1.75%	1,721	-	2,473	609	4,117	298	4,712	1,507
1.8%	4,309	-	913	675	1,204	-	387	-
1.85%	24	-	-	-	1,784	-	291	-
1.9%	11	-	1,370	593	1,956	9	-	361
1.95%	-	-	3,484	3,278	4,496	61	-	3,364
2%	7	-	88	71	2,321	30	-	-
2.05%	-	-	3,607	2,936	6,239	-	-	73
2.1%	-	-	3,087	2,286	4,629	-	-	-
2.15%	-	-	-	156	1,965	-	-	-
2.2%	989	-	1,389	2,593	6,699	-	-	920
2.25%	-	104	-	-	15,455	-	-	5,534
2.35%	-	-	-	150	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	410	1,025	-	-	-
2.5%	-	-	436	609	1,364	-	-	23
2.6%	-	-	675	137	171	-	-	829

	$852,279	$2,326	$29,153	$20,890	$421,447	$3,132	$58,159	$17,497

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	MSEM	MSVMG	MSVRE	NVAGF3	NVAMV1	NVAMV2	GVAAA2	GVABD2

0.95%	$42,492	$-	$71	$3,571	$29,753	$-	$42,632	$81,848
1%	14,340	-	-	1,297	10,018	-	39,713	28,394
1.05%	2,807	-	-	640	1,732	-	8,817	10,209
1.1%	14,859	-	-	911	16,216	-	33,455	24,359
1.15%	7,431	-	-	1,052	7,611	-	22,507	20,072
1.2%	23,393	79	672	4,648	22,394	-	59,845	87,505
1.25%	5,577	-	1,008	712	5,098	-	35,595	15,533
1.3%	2,354	-	-	126	4,179	-	29,196	13,904
1.35%	7,464	-	-	139	4,984	-	12,835	19,417
1.4%	4,610	-	-	553	6,450	-	27,845	26,777
1.45%	2,367	-	-	173	697	-	3,210	1,594
1.5%	554	-	33	503	1,743	963	2,384	2,960
1.55%	1,801	-	-	195	827	-	2,386	3,584
1.6%	8,466	29	10,863	47	2,599	105	2,469	2,616
1.65%	2,293	-	-	-	1,570	303	9,121	7,156
1.7%	48	-	-	4	258	-	178	160
1.75%	3,805	799	5,489	-	603	332	213	771
1.8%	414	-	-	-	734	283	990	1,285
1.85%	77	-	-	-	311	-	656	183
1.9%	10	-	-	-	30	275	65	267
1.95%	-	-	-	-	2	688	855	-
2%	329	-	-	-	71	54	455	102
2.05%	38	-	-	-	337	335	4,059	14
2.1%	-	-	-	-	-	271	-	-
2.15%	4	-	-	-	-	40	-	-
2.2%	-	-	-	-	162	770	2,325	62
2.25%	-	-	-	-	1,111	-	81,426	20,279
2.35%	-	-	-	-	-	109	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	68	-	-
2.5%	-	-	-	-	-	-	-	-
2.6%	-	-	-	-	-	44	-	-

	$145,533	$907	$18,136	$14,571	$119,490	$4,640	$423,232	$369,051

	GVAGG2	GVAGR2	GVAGI2	HIBF	HIBF3	GEM	GEM3	GEM6

0.95%	$72,538	$122,164	$35,286	$123,237	$117,340	$5,375	$191,984	$-
1%	20,242	28,901	15,660	48,328	39,879	2,635	56,481	-
1.05%	4,668	9,216	2,653	14,079	5,664	187	8,214	-
1.1%	30,821	33,967	12,482	39,977	39,577	4,930	65,882	-
1.15%	20,314	23,283	7,389	30,506	23,895	2,123	44,568	-
1.2%	52,527	81,118	28,289	47,899	96,653	1,179	96,836	-
1.25%	16,757	21,122	10,130	12,625	25,144	2,723	21,865	-
1.3%	29,962	18,611	3,798	13,094	21,885	199	13,137	-
1.35%	9,516	20,783	6,920	13,532	14,227	127	25,194	-
1.4%	19,520	17,397	8,317	13,169	18,323	522	20,849	-
1.45%	165	771	597	1,222	1,220	-	2,871	-
1.5%	1,314	4,998	421	6,581	2,711	495	5,502	4,223
1.55%	4,122	3,734	2,196	5,560	3,251	18	5,665	-
1.6%	5,046	5,129	521	8,739	1,760	75	9,886	1,121
1.65%	5,498	5,213	2,776	5,701	2,339	452	3,865	1,203
1.7%	-	857	-	1,119	266	24	1,475	-
1.75%	1,897	3,167	131	8,295	1,220	-	7,551	943
1.8%	1,042	907	82	4,836	1,608	73	3,638	64
1.85%	214	1,852	-	614	663	-	4,863	-
1.9%	88	82	123	22	55	-	665	579
1.95%	79	5,082	806	152	-	-	8,816	3,207
2%	-	-	100	-	14	-	397	-
2.05%	199	468	191	32	347	494	697	1,164
2.1%	-	314	-	-	-	-	585	1,131
2.15%	1	-	-	-	-	-	1	313
2.2%	-	22	-	243	30	-	1,265	4,067
2.25%	-	34,151	13,037	-	-	-	11	-
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	151
2.5%	-	-	-	-	-	-	-	611
2.6%	-	-	-	-	-	-	-	233

	$296,530	$443,309	$151,905	$399,562	$418,071	$21,631	$602,763	$19,010

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	GVGU1	GVGU	GIG	GIG3	NVIE6	GEF	GEF3	NVNMO1

0.95%	$-	$9,378	$1,949	$77,552	$-	$27,863	$17,606	$334,152
1%	-	3,955	126	41,591	-	13,579	5,750	143,741
1.05%	-	299	165	7,833	-	3,640	1,460	36,632
1.1%	-	2,679	3,550	24,791	-	6,272	8,093	124,956
1.15%	-	2,193	1,783	11,985	-	1,281	3,518	60,118
1.2%	-	5,933	439	55,373	-	10,701	10,186	145,011
1.25%	89	697	359	8,138	664	3,964	1,658	27,512
1.3%	-	644	176	8,554	-	3,813	2,690	33,025
1.35%	-	838	440	10,723	-	916	2,214	40,201
1.4%	-	1,245	404	6,580	-	1,585	2,877	29,742
1.45%	-	216	25	4,381	-	157	395	5,812
1.5%	-	351	223	4,554	-	723	12	7,123
1.55%	-	1,389	136	1,917	-	204	473	8,380
1.6%	-	1,618	-	6,953	-	623	1,250	9,516
1.65%	-	220	116	1,121	-	611	185	9,901
1.7%	-	53	-	33	-	73	177	1,382
1.75%	-	464	-	2,458	-	-	436	2,863
1.8%	-	347	160	972	-	883	346	3,469
1.85%	-	50	165	594	-	17	175	1,306
1.9%	-	3	-	-	-	-	-	1,163
1.95%	-	-	-	197	-	-	67	15
2%	-	42	-	61	-	-	-	24
2.05%	-	2	-	623	-	66	240	1,910
2.1%	-	-	-	-	-	-	-	-
2.15%	-	1	-	1	-	-	1	-
2.2%	-	119	-	1,001	-	70	39	524
2.25%	-	1	-	-	-	-	-	933
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.5%	-	-	-	-	-	-	-	-
2.6%	-	-	-	-	-	-	-	-

	$89	$32,737	$10,216	$277,986	$664	$77,041	$59,848	$1,029,411

	NVNSR1	NVNSR2	NVCRA2	NVCRB2	NVCCA2	NVCCN2	NVCMD2	NVCMA2

0.95%	$10,602	$-	$10,294	$10,867	$3,670	$21,062	$34,213	$16,420
1%	5,757	-	2,046	4,967	4,545	5,199	24,559	6,050
1.05%	510	-	1	2,626	17	729	504	-
1.1%	8,041	-	1,884	15,663	7,564	5,421	18,577	3,013
1.15%	4,255	-	2,746	6,878	511	808	9,272	1,346
1.2%	4,123	-	3,330	9,601	5,929	21,079	37,296	18,058
1.25%	3,093	-	1,257	8,850	4,210	4,657	9,159	6,893
1.3%	488	-	243	1,344	8,029	3,031	7,313	3,465
1.35%	1,343	-	25	5,219	6,767	4,944	17,734	3,580
1.4%	1,435	-	-	4,766	922	2,429	4,060	114
1.45%	86	-	-	-	-	-	1,374	-
1.5%	116	-	-	-	1,130	2,121	1,725	-
1.55%	938	-	-	1,397	592	953	722	1,128
1.6%	435	-	-	300	-	2,995	2,199	223
1.65%	347	-	-	2,387	-	1,328	3,342	-
1.7%	82	-	145	-	-	-	-	-
1.75%	80	-	-	451	-	-	-	-
1.8%	-	-	-	-	1,554	-	2,844	-
1.85%	-	-	-	-	-	-	-	-
1.9%	-	-	-	-	-	228	-	-
1.95%	-	-	-	-	-	-	-	-
2%	-	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.1%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-
2.2%	-	39	-	-	-	-	-	-
2.25%	1,420	-	-	9,888	7,470	7,954	21,859	22,954
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.5%	-	-	-	-	-	-	-	-
2.6%	-	-	-	-	-	-	-	-

	$43,151	$39	$21,971	$85,204	$52,910	$84,938	$196,752	$83,244

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	NVCMC2	NVCBD1	NVCBD2	NVLCP2	TRF	TRF2	GVGF1	GVGFS

0.95%	$16,565	$22,082	$-	$12,128	$512,846	$-	$-	$3,713
1%	6,683	10,217	-	4,152	279,581	-	-	991
1.05%	1,292	1,214	-	132	44,162	-	-	344
1.1%	4,838	10,165	-	3,952	130,049	-	-	1,803
1.15%	4,411	7,877	-	3,814	40,626	-	-	1,093
1.2%	19,008	11,260	-	8,760	118,681	-	-	2,818
1.25%	4,005	3,039	-	880	38,536	-	16	331
1.3%	8,182	1,990	-	6,459	18,859	-	-	393
1.35%	5,769	6,045	-	290	21,126	-	-	274
1.4%	6,373	12,272	-	2,605	27,452	-	-	1,247
1.45%	-	532	-	-	5,228	-	-	100
1.5%	202	621	1,622	111	9,902	1,898	-	90
1.55%	-	942	-	-	6,108	-	-	398
1.6%	-	1,546	1,045	367	10,284	1,315	-	1,782
1.65%	235	467	1,495	189	7,250	2,458	-	116
1.7%	238	296	-	217	2,054	-	-	-
1.75%	168	175	-	374	3,698	1,062	-	75
1.8%	-	-	-	-	1,622	660	-	302
1.85%	1,224	272	-	-	880	-	-	13
1.9%	-	-	-	-	106	592	-	28
1.95%	-	-	2,287	56	97	1,416	-	-
2%	-	-	-	-	53	-	-	7
2.05%	-	-	5,776	85	338	979	-	-
2.1%	-	-	417	-	394	421	-	-
2.15%	-	-	299	-	146	-	-	2
2.2%	-	-	637	168	888	872	-	-
2.25%	5,016	4,727	-	1,998	20,512	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	362	-	-
2.5%	-	-	434	-	-	935	-	-
2.6%	-	-	-	-	-	82	-	-

	$84,209	$95,739	$14,012	$46,737	$1,301,478	$13,052	$16	$15,920

	GBF	GBF2	CAF	GVGH1	GVGHS	GVIX8	GVIDA	NVDBL2

0.95%	$936,991	$-	$120,764	$-	$12,436	$18,929	$110,303	$8,452
1%	385,775	-	62,305	-	5,748	1,218	22,549	2,847
1.05%	79,894	-	18,038	-	536	426	11,583	28
1.1%	397,886	-	28,495	-	6,077	1,733	70,312	1,621
1.15%	190,950	-	13,073	-	4,186	1,489	31,354	7,083
1.2%	512,076	-	25,010	-	5,998	4,949	79,223	1,167
1.25%	100,791	-	5,845	282	956	1,895	70,490	428
1.3%	107,255	-	6,963	-	843	45	9,016	1,594
1.35%	109,258	-	4,703	-	2,694	454	28,498	54
1.4%	147,730	-	4,985	-	2,291	56	27,648	1,086
1.45%	10,554	-	371	-	357	4	5,874	-
1.5%	31,936	39,663	2,380	-	910	88	15,646	528
1.55%	33,176	-	1,239	-	379	-	7,557	3,176
1.6%	51,662	9,859	821	-	1,520	93	17,314	540
1.65%	34,576	20,302	476	-	1,490	58	16,856	-
1.7%	5,452	-	398	-	27	2	1,868	-
1.75%	25,270	11,729	558	-	974	-	7,835	-
1.8%	17,332	5,024	316	-	375	-	5,121	-
1.85%	3,836	-	-	-	145	45	2,507	-
1.9%	121	3,532	-	-	130	-	118	-
1.95%	267	22,957	-	-	889	-	22,027	-
2%	310	143	33	-	96	-	77	-
2.05%	3,134	12,487	32	-	594	-	15,629	-
2.1%	76	18,562	-	-	265	-	3,138	-
2.15%	413	40	-	-	60	-	962	-
2.2%	1,169	15,995	-	-	658	-	9,598	-
2.25%	45,502	-	-	-	-	-	5,933	1,240
2.35%	-	174	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	2,930	-	-	43	-	-	-
2.5%	-	1,075	-	-	-	-	-	-
2.6%	-	3,148	-	-	702	-	10,242	-

	$3,233,392	$167,620	$296,805	$282	$51,379	$31,484	$609,278	$29,844

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC	GVUS1	GVUSL	MCIF

0.95%	$1,949	$147,839	$548,962	$188,484	$210,630	$-	$7,346	$343,899
1%	439	25,675	223,265	65,709	54,769	-	1,638	134,108
1.05%	-	5,156	54,853	10,868	14,041	-	206	21,446
1.1%	1,078	85,240	434,227	241,432	149,302	-	1,594	175,245
1.15%	1,465	60,319	293,917	169,610	82,440	-	1,080	98,604
1.2%	919	110,189	383,217	180,853	109,284	-	3,868	213,380
1.25%	462	32,749	309,559	145,942	79,181	-	1,192	44,184
1.3%	-	14,529	63,283	25,095	17,281	-	899	63,843
1.35%	177	33,737	109,158	53,279	31,070	-	1,735	61,255
1.4%	-	39,699	224,438	147,337	62,000	-	949	54,307
1.45%	-	4,674	23,093	10,818	7,128	-	219	13,586
1.5%	-	39,460	77,472	54,134	41,520	-	150	10,581
1.55%	-	11,369	54,050	73,721	17,142	-	166	17,450
1.6%	-	24,287	157,549	64,393	36,890	-	281	23,766
1.65%	-	19,616	93,978	58,695	34,007	-	150	16,537
1.7%	-	31	8,215	3,187	5,347	-	9	1,891
1.75%	-	14,070	110,726	41,230	40,164	-	4	15,334
1.8%	-	2,185	52,185	14,671	15,177	-	84	8,917
1.85%	-	4,819	11,328	8,262	1,648	-	-	1,311
1.9%	-	760	9,615	2,610	3,096	-	-	879
1.95%	-	6,951	28,478	29,455	6,975	-	-	466
2%	-	30	5,354	295	3,581	-	-	750
2.05%	-	6,615	16,846	12,682	12,376	-	71	5,283
2.1%	-	11,031	37,160	29,901	22,969	-	-	773
2.15%	-	2,109	8,278	6,504	5,417	-	-	289
2.2%	-	9,306	39,671	36,124	22,440	-	313	2,531
2.25%	2,388	14,977	165,176	115,636	22,916	-	-	10,586
2.35%	-	284	6,775	1,600	299	-	-	-
2.4%	-	-	-	925	-	-	-	-
2.45%	-	-	943	2,077	1,316	-	-	-
2.5%	-	3,441	2,550	3,027	4,646	-	-	-
2.6%	-	4,584	4,638	5,337	6,104	-	-	-

	$8,877	$735,731	$3,558,959	$1,803,893	$1,121,156	$-	$21,954	$1,341,201

	SAM	NVMIG1	NVMIG3	GVDIV2	GVDIV3	GVDIV6	NVMLG1	NVMLG2

0.95%	$1,183,217	$2	$229,956	$-	$40,512	$-	$61,413	$-
1%	462,518	-	110,368	-	11,261	-	22,396	-
1.05%	99,849	-	20,373	-	3,083	-	2,246	-
1.1%	388,028	120	55,608	-	14,060	-	31,356	-
1.15%	194,109	1	33,480	-	12,954	-	23,616	-
1.2%	723,734	-	138,523	-	43,048	-	40,702	-
1.25%	115,570	-	26,127	32	6,467	2,715	12,477	-
1.3%	103,653	-	22,152	-	16,282	-	4,870	-
1.35%	146,412	-	24,055	-	6,582	-	11,091	-
1.4%	147,954	-	25,073	-	5,028	-	13,186	-
1.45%	12,616	-	3,213	-	279	-	1,934	-
1.5%	53,295	-	17,658	-	1,252	2,690	4,248	2,125
1.55%	19,067	-	4,749	-	1,536	-	1,945	-
1.6%	50,658	-	8,315	-	2,914	782	8,973	1,126
1.65%	74,795	-	8,095	-	1,191	1,469	7,368	3,511
1.7%	3,463	-	436	-	122	-	510	-
1.75%	46,107	-	1,543	-	1,413	488	3,851	1,999
1.8%	26,037	-	4,994	-	2,015	-	2,714	11
1.85%	4,210	-	650	-	763	-	517	-
1.9%	6,985	-	79	-	-	127	346	279
1.95%	12,299	-	823	-	13	711	1,498	2,866
2%	2,816	-	9	-	38	636	385	73
2.05%	29,927	-	1,165	-	626	538	2,183	910
2.1%	14,062	-	-	-	409	1,035	1,542	968
2.15%	4,219	-	63	-	-	-	129	-
2.2%	13,459	-	952	-	781	557	1,928	3,458
2.25%	21,810	-	38	-	-	-	4,884	236
2.35%	1,195	-	-	-	-	32	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	508	-	-	-	-	62	100	57
2.5%	33	-	-	-	-	-	-	-
2.6%	5,733	-	-	-	-	67	1,456	98

	$3,968,338	$123	$738,497	$32	$172,629	$11,909	$269,864	$17,717

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	NVMLV1	NVMLV2	NVMMG1	NVMMG2	NVMMV2	SCGF	SCGF2	SCVF

0.95%	$19,568	$6,977	$334,898	$-	$210,195	$75,473	$-	$403,682
1%	7,843	1,639	166,833	-	48,046	26,888	-	126,255
1.05%	1,245	806	24,498	-	8,812	3,455	-	19,214
1.1%	7,665	2,311	146,633	-	125,357	39,861	-	178,644
1.15%	5,807	1,690	64,936	-	75,059	19,016	-	78,235
1.2%	14,777	2,534	173,304	49,640	178,802	59,219	-	211,477
1.25%	1,967	4,856	49,973	-	30,366	11,788	-	45,277
1.3%	1,861	871	17,222	18,453	23,724	9,021	-	27,776
1.35%	2,003	1,061	32,088	12,533	40,224	12,836	-	52,271
1.4%	4,157	7,196	41,685	6,858	50,287	12,108	-	51,706
1.45%	307	267	6,353	170	4,805	1,371	-	6,491
1.5%	793	6,657	16,903	760	13,577	2,591	1,591	15,866
1.55%	2,071	243	7,990	-	9,205	6,520	-	13,816
1.6%	5,139	1,493	13,506	28	13,663	5,765	287	24,934
1.65%	605	6,134	21,003	2,233	18,982	5,095	1,193	17,472
1.7%	97	7	2,569	314	1,964	554	-	3,249
1.75%	1,008	2,486	6,434	167	3,807	4,341	1,107	15,060
1.8%	1,156	1,327	6,359	168	12,057	3,152	10	9,109
1.85%	116	-	872	526	768	418	-	3,457
1.9%	60	1,234	713	-	635	29	204	478
1.95%	-	4,773	1,105	-	80	10	1,803	148
2%	94	117	440	-	259	22	23	578
2.05%	5	2,562	3,180	286	5,504	1,355	861	3,292
2.1%	-	5,607	337	502	83	-	1,557	-
2.15%	8	547	187	-	140	134	-	174
2.2%	-	4,695	3,186	-	724	963	408	1,794
2.25%	2	2,002	9,049	-	1,740	-	-	5
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	9
2.45%	-	68	-	-	-	-	-	-
2.5%	-	616	-	-	-	-	448	-
2.6%	-	4,282	-	-	-	-	125	-

	$78,354	$75,058	$1,152,256	$92,638	$878,865	$301,985	$9,617	$1,310,469

	SCVF2	SCF	SCF2	MSBF	NVSTB2	GGTC	GGTC3	GVUG1

0.95%	$-	$424,786	$-	$251,518	$58,966	$636	$9,013	$-
1%	-	160,039	-	97,053	14,233	1,273	5,563	-
1.05%	-	23,412	-	16,894	2,778	48	371	-
1.1%	-	136,658	-	70,690	9,365	236	8,334	-
1.15%	-	71,064	-	40,588	13,240	86	2,081	-
1.2%	-	225,466	-	150,512	49,885	506	4,254	-
1.25%	-	47,310	-	36,479	7,086	96	814	1,157
1.3%	-	37,369	-	32,646	3,717	69	871	-
1.35%	-	38,868	-	33,456	7,801	58	1,949	-
1.4%	-	65,237	-	26,538	11,841	89	986	-
1.45%	-	6,354	-	3,629	91	21	81	-
1.5%	5,093	14,585	8,668	18,129	831	16	348	-
1.55%	-	10,195	-	4,099	569	42	214	-
1.6%	1,167	16,700	4,827	11,457	1,602	11	1,760	-
1.65%	3,192	14,535	3,742	23,750	5,495	-	334	-
1.7%	-	1,167	-	2,023	79	15	131	-
1.75%	1,294	5,566	2,416	10,400	179	17	244	-
1.8%	57	9,651	2,760	8,447	1,861	79	522	-
1.85%	-	1,000	-	1,672	-	-	13	-
1.9%	814	540	3,602	896	-	47	2	-
1.95%	2,363	706	4,858	7,874	-	-	26	-
2%	88	305	448	101	-	-	46	-
2.05%	734	2,355	4,481	12,899	805	-	7	-
2.1%	3,004	127	3,721	2,677	-	-	-	-
2.15%	-	1	527	2	-	-	1	-
2.2%	2,645	295	6,744	6,143	51	-	21	-
2.25%	-	123	-	-	21,354	-	1	336
2.35%	99	-	-	177	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	1,758	908	-	-	-	-
2.5%	542	-	1,018	181	-	-	-	-
2.6%	903	-	1,079	446	-	-	-	-

	$21,995	$1,314,414	$50,649	$872,284	$211,829	$3,345	$37,987	$1,493

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	GVUGL	NVOLG1	NVOLG2	NVTIV3	EIF	NVRE1	AMTB	PMVFAD

0.95%	$8,675	$96,208	$-	$15,997	$68,614	$378,849	$80,820	$23,904
1%	2,632	46,281	-	4,716	38,980	104,756	25,585	4,773
1.05%	284	7,515	-	633	7,896	14,938	5,647	457
1.1%	2,570	33,732	-	10,550	30,979	136,698	39,909	7,197
1.15%	1,839	17,328	-	4,817	32,556	65,013	21,712	2,383
1.2%	6,047	55,405	-	6,827	57,064	168,101	75,349	16,031
1.25%	630	12,907	-	3,613	16,264	38,871	15,422	1,210
1.3%	776	9,561	-	1,757	5,916	19,104	21,245	1,403
1.35%	613	12,189	-	1,640	14,713	45,256	14,358	2,051
1.4%	433	13,546	-	1,375	9,521	39,049	9,068	2,266
1.45%	93	2,075	-	119	1,389	9,261	744	199
1.5%	888	3,618	2,481	136	5,890	19,837	5,725	51
1.55%	327	2,070	-	424	2,667	9,034	1,385	637
1.6%	1,184	4,404	702	942	4,146	26,191	3,919	325
1.65%	698	4,400	1,967	620	9,270	20,926	8,331	103
1.7%	21	757	-	155	1,284	1,803	333	87
1.75%	689	1,790	1,049	175	2,007	12,036	5,694	13
1.8%	120	1,877	557	-	4,348	10,394	2,847	-
1.85%	20	463	-	-	396	2,933	178	-
1.9%	18	166	553	-	-	1,614	90	189
1.95%	79	444	2,581	-	-	8,181	5,139	-
2%	152	64	131	-	29	509	510	-
2.05%	471	617	806	-	700	4,920	503	-
2.1%	292	19	1,317	-	618	7,336	6,348	-
2.15%	-	1	34	-	5	82	156	-
2.2%	153	360	1,858	-	70	7,153	1,794	-
2.25%	-	12,034	-	-	5,144	153	11,827	-
2.35%	-	-	147	-	-	1,052	69	-
2.4%	-	1	-	-	-	14	-	-
2.45%	-	-	107	-	-	309	-	-
2.5%	-	-	151	-	-	902	-	-
2.6%	156	-	257	-	-	919	-	-

	$29,860	$339,832	$14,698	$54,496	$320,466	$1,156,194	$364,707	$63,279

	PMVLAD	AVB	AVBV2	AVCA	AVCA2	AVCD2	AVGI	AVCE2

0.95%	$83,215	$357	$-	$64	$913	$2,460	$182	$-
1%	32,617	-	-	-	322	969	-	-
1.05%	7,947	-	-	-	-	67	-	-
1.1%	28,343	1,094	-	50	564	1,618	249	-
1.15%	21,202	376	-	438	78	39	49	-
1.2%	72,992	32	-	-	2,445	2,359	-	-
1.25%	4,493	140	944	-	741	2,518	-	-
1.3%	9,855	37	-	43	-	11	-	-
1.35%	8,719	38	-	-	423	409	93	-
1.4%	12,609	167	-	451	176	1,691	2,876	-
1.45%	808	-	-	-	-	-	285	-
1.5%	2,446	-	-	-	2,134	1,424	-	1,743
1.55%	8,270	709	-	-	26	29	2,419	-
1.6%	9,455	51	-	189	597	-	-	1,028
1.65%	2,022	-	-	-	1,565	851	-	2,265
1.7%	2,315	-	-	-	-	2	-	-
1.75%	2,200	-	-	-	906	34	-	580
1.8%	3,673	-	-	-	277	97	-	-
1.85%	3,010	-	-	-	-	-	-	-
1.9%	23	-	-	-	72	116	-	869
1.95%	7,951	-	-	-	1,535	179	-	3,222
2%	-	-	-	-	-	42	-	-
2.05%	-	-	-	-	684	514	-	2,063
2.1%	614	-	-	-	572	104	-	2,835
2.15%	-	-	-	-	497	147	-	119
2.2%	2,096	-	-	-	2,055	376	-	85
2.25%	9,306	-	-	-	568	1,128	-	-
2.35%	-	-	-	-	224	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	298	148	-	1,552
2.5%	-	-	-	-	-	384	-	102
2.6%	-	-	-	-	91	-	-	585

	$336,181	$3,001	$944	$1,235	$17,763	$17,716	$6,153	$17,048

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	IVHS	IVRE	ALVGIB	ALVPGB	ALVSVB	ACVIG	ACVIG2	ACVIP2

0.95%	$24	$301	$-	$-	$22,063	$215,681	$-	$215,284
1%	-	8	-	-	6,926	82,942	-	60,632
1.05%	-	-	-	-	351	17,829	-	12,937
1.1%	1,025	2,371	-	-	13,334	91,623	-	60,279
1.15%	48	943	-	-	6,700	41,700	-	39,604
1.2%	12	15	-	-	14,380	119,024	-	145,950
1.25%	103	51	320	-	1,570	25,922	-	34,255
1.3%	-	42	-	-	1,743	22,595	-	31,504
1.35%	-	-	-	-	2,529	26,348	-	45,485
1.4%	-	-	-	-	3,070	28,391	-	29,352
1.45%	-	-	-	-	257	2,965	-	593
1.5%	-	-	6,085	3,289	8,854	8,924	4,639	9,788
1.55%	-	-	-	-	2,325	9,303	-	8,464
1.6%	-	-	1,110	1,498	2,445	9,260	442	10,717
1.65%	-	-	5,491	11,160	9,112	12,736	3,000	8,270
1.7%	-	-	-	-	786	289	-	369
1.75%	-	-	184	313	2,425	8,292	1,184	5,640
1.8%	-	-	1,112	1,169	2,855	9,701	501	6,987
1.85%	-	-	-	-	1,740	901	-	1,690
1.9%	-	-	-	331	2,392	53	548	2,221
1.95%	-	-	4,097	6,307	16,215	534	1,914	3,280
2%	-	-	-	-	24	98	108	235
2.05%	-	-	2,994	2,084	3,234	2,906	1,787	957
2.1%	-	-	1,673	1,742	4,347	393	8,256	3,450
2.15%	-	-	337	3	-	-	331	5,105
2.2%	-	-	3,187	1,146	4,914	95	4,790	2,862
2.25%	-	-	-	-	13,696	-	-	46,973
2.35%	-	-	-	166	460	-	864	200
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	695	27	712	-	-	420
2.5%	-	-	91	147	426	-	91	-
2.6%	-	-	613	352	687	-	474	-

	$1,212	$3,731	$27,989	$29,734	$150,572	$738,505	$28,929	$793,503

	ACVI	ACVI3	ACVMV1	ACVMV2	ACVU1	ACVV	ACVV2	ACVVS1

0.95%	$2,355	$70	$38,639	$-	$-	$458,450	$-	$-
1%	105	-	9,731	-	-	146,462	-	-
1.05%	-	-	903	-	-	25,119	-	-
1.1%	11,590	-	12,732	-	-	244,988	-	-
1.15%	5,699	-	5,282	-	-	115,551	-	-
1.2%	546	-	29,487	-	-	319,826	-	-
1.25%	97	-	2,699	6,463	-	72,293	-	-
1.3%	250	-	3,214	-	-	51,876	-	-
1.35%	34	-	3,981	-	-	70,472	-	-
1.4%	25	-	5,031	-	-	93,177	-	-
1.45%	-	-	411	-	-	12,414	-	-
1.5%	-	-	1,329	-	-	24,873	15,535	-
1.55%	-	-	754	-	-	16,870	-	-
1.6%	-	290	2,702	-	31	32,181	2,197	-
1.65%	-	-	230	-	121	27,133	5,309	-
1.7%	-	-	545	-	-	3,847	-	-
1.75%	172	2,069	109	-	888	10,810	2,520	-
1.8%	-	-	303	-	-	12,433	4,258	-
1.85%	-	-	1,140	-	-	3,659	-	-
1.9%	-	-	-	-	-	508	4,358	-
1.95%	-	-	29	-	-	33	10,238	-
2%	-	-	-	-	-	1,283	924	-
2.05%	-	-	-	-	-	4,827	5,847	-
2.1%	-	-	-	-	-	-	4,585	-
2.15%	-	-	-	-	-	10	599	-
2.2%	-	-	322	-	-	2,575	2,995	-
2.25%	-	-	40	2,199	-	4,284	-	-
2.35%	-	-	-	-	-	-	1,641	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	1,032	-
2.5%	-	-	-	-	-	-	-	-
2.6%	-	-	-	-	-	-	754	-

	$20,873	$2,429	$119,613	$8,662	$1,040	$1,755,954	$62,792	$-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	ACVVS2	DVSCS	DSIF	DSRG	DSRGS	DCAP	DCAPS	DSC

0.95%	$-	$81,968	$1,135,413	$147,056	$-	$175,083	$-	$247
1%	-	26,833	517,903	70,080	-	74,596	-	-
1.05%	-	2,448	108,692	15,512	-	21,297	-	-
1.1%	-	39,697	386,125	83,683	-	73,261	-	264
1.15%	-	22,031	217,103	26,579	-	37,036	-	-
1.2%	-	46,374	600,001	62,714	-	100,560	-	-
1.25%	-	19,188	127,848	12,809	-	22,694	-	79
1.3%	-	7,764	100,815	7,394	-	18,589	-	-
1.35%	-	19,318	147,537	9,794	-	20,050	-	6
1.4%	-	13,137	107,160	13,675	-	28,974	-	274
1.45%	-	3,437	27,330	1,362	-	3,134	-	-
1.5%	-	2,377	27,213	3,890	633	8,044	4,893	-
1.55%	-	3,184	17,622	2,082	-	6,486	-	360
1.6%	-	7,189	43,836	925	63	5,882	4,471	-
1.65%	-	2,331	25,486	3,154	264	7,419	4,604	-
1.7%	-	838	10,845	339	-	1,621	-	-
1.75%	-	1,771	11,428	2,551	-	954	2,038	-
1.8%	-	978	8,796	1,090	-	3,737	576	-
1.85%	-	720	2,888	73	-	367	-	-
1.9%	-	698	831	173	3	31	107	-
1.95%	-	76	108	-	189	197	2,371	-
2%	-	-	297	12	-	239	49	-
2.05%	-	1,133	3,809	1,241	-	1,921	2,543	-
2.1%	-	-	-	-	328	344	4,744	-
2.15%	-	-	243	-	-	-	-	-
2.2%	-	1,162	1,795	268	-	187	1,198	-
2.25%	-	8	29,918	81	-	4,889	-	-
2.35%	-	-	-	-	-	-	4	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	374	-	1,719	-
2.5%	-	-	-	-	-	-	181	-
2.6%	-	-	-	-	1	-	566	-

	$-	$304,660	$3,661,042	$466,537	$1,855	$617,592	$30,064	$1,230

	DVIV	FCA2S	FALFS	FHIBS	FVMOS	FQB	FQBS	FC2

0.95%	$697	$-	$-	$-	$1,813	$440,013	$-	$-
1%	-	-	-	-	476	112,091	-	-
1.05%	-	-	-	-	65	29,792	-	-
1.1%	141	-	-	-	602	206,614	-	-
1.15%	20	-	-	-	344	134,706	-	-
1.2%	-	-	-	-	1,237	279,582	-	-
1.25%	-	-	-	-	48	66,326	-	-
1.3%	-	-	-	-	141	62,628	-	-
1.35%	-	-	-	-	367	88,528	-	-
1.4%	685	-	-	-	482	97,761	-	-
1.45%	-	-	-	-	250	12,783	-	-
1.5%	-	650	31	12,398	58	14,297	18,897	29,771
1.55%	924	-	-	-	-	22,618	-	-
1.6%	-	1,569	-	2,623	66	48,481	7,567	8,906
1.65%	-	342	30	7,349	34	30,171	18,821	23,215
1.7%	-	-	-	-	-	5,804	-	-
1.75%	-	129	-	3,582	3	32,826	9,329	14,011
1.8%	-	125	15	778	-	16,250	1,114	4,407
1.85%	-	-	-	-	63	6,907	-	-
1.9%	-	-	-	-	-	59	2,680	6,623
1.95%	-	2,310	156	5,021	-	49	19,379	33,360
2%	-	-	-	352	-	516	457	1,979
2.05%	-	2,540	129	8,699	-	2,124	15,314	11,094
2.1%	-	2,010	71	7,948	-	-	10,335	20,624
2.15%	-	115	11	1,688	-	7	5,983	326
2.2%	-	1,971	256	2,030	-	825	5,377	18,757
2.25%	-	-	-	-	-	3,521	-	-
2.35%	-	-	-	464	-	-	515	2,218
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	1,133	-	-	601	1,534
2.5%	-	-	-	1,125	-	-	499	1,819
2.6%	-	127	30	399	-	-	2,796	2,573

	$2,467	$11,888	$729	$55,589	$6,049	$1,715,279	$119,664	$181,217

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	FVSS2	FCS	FNRS2	FEIS	FEI2	FF10S	FF10S2	FF20S

0.95%	$-	$1,092,643	$71,299	$830,497	$-	$29,297	$-	$19,995
1%	-	499,441	25,589	361,726	-	12,434	-	12,553
1.05%	-	78,786	4,795	76,089	-	1,681	-	1,737
1.1%	-	423,318	28,299	358,231	-	15,049	-	15,745
1.15%	-	210,490	13,626	159,297	-	4,078	-	1,308
1.2%	-	679,986	48,329	458,099	-	18,787	-	15,080
1.25%	-	146,372	11,211	97,192	-	1,186	465	2,594
1.3%	-	118,251	7,669	62,754	-	2,042	-	585
1.35%	-	131,856	13,884	108,316	-	1,327	-	1,499
1.4%	-	160,466	12,233	126,049	-	2,669	-	1,692
1.45%	-	31,619	1,984	15,672	-	-	-	176
1.5%	4,347	36,938	2,254	31,870	25,841	726	-	2,230
1.55%	-	26,121	4,042	23,086	-	1,697	-	585
1.6%	745	50,535	4,813	47,559	5,959	605	-	123
1.65%	1,832	53,628	1,676	39,497	17,246	7,808	-	377
1.7%	-	8,757	1,000	5,258	-	-	-	-
1.75%	1,747	20,699	2,987	20,055	7,925	1,144	-	-
1.8%	1,180	18,793	5,086	16,640	6,238	121	-	2,498
1.85%	-	5,755	3,325	2,863	-	-	-	467
1.9%	-	1,019	73	631	7,674	-	-	-
1.95%	2,139	5,953	5,197	1,445	15,827	-	-	900
2%	49	292	141	566	414	-	-	-
2.05%	2,132	6,829	237	5,810	6,100	-	-	802
2.1%	4,063	295	312	-	13,568	-	-	-
2.15%	-	112	1	97	-	-	-	-
2.2%	1,557	3,467	33	1,375	11,174	-	-	-
2.25%	-	61,711	29	29,640	-	-	776	-
2.35%	-	-	-	-	473	-	-	-
2.4%	-	9	-	-	-	-	-	-
2.45%	-	-	-	-	1,211	-	-	-
2.5%	-	-	-	-	346	-	-	-
2.6%	874	-	-	-	5,035	-	-	-

	$20,665	$3,874,141	$270,124	$2,880,314	$125,031	$100,651	$1,241	$80,946

	FF20S2	FF30S	FF30S2	FGOS	FGS	FG2	FHIS	FHISR

0.95%	$-	$7,963	$-	$82,606	$543,541	$-	$211,438	$155,115
1%	-	4,932	-	49,918	301,414	-	99,266	38,084
1.05%	-	349	-	14,783	57,704	-	24,557	6,583
1.1%	-	10,067	-	15,789	195,110	-	74,335	37,467
1.15%	-	4,298	-	5,676	75,298	-	34,236	25,029
1.2%	-	7,950	-	28,607	321,393	-	103,871	217,235
1.25%	1,407	1,395	904	5,348	63,635	-	17,425	6,086
1.3%	-	220	-	5,483	46,057	-	24,012	18,301
1.35%	-	2,225	-	6,030	49,153	-	20,700	19,805
1.4%	-	362	-	2,673	52,392	-	20,363	13,771
1.45%	-	-	-	893	6,256	-	1,091	1,906
1.5%	-	-	-	2,166	22,126	9,763	7,411	2,725
1.55%	-	49	-	1,156	14,044	-	4,651	3,415
1.6%	-	-	-	346	12,738	2,605	6,053	3,042
1.65%	-	22	-	2,332	19,846	8,062	5,418	2,033
1.7%	-	4	-	721	4,401	-	1,686	1,003
1.75%	-	-	-	17	8,280	3,675	5,704	708
1.8%	-	3	-	136	8,697	1,208	2,512	545
1.85%	-	-	-	100	2,637	-	260	536
1.9%	-	-	-	179	380	788	-	-
1.95%	-	-	-	-	-	3,735	8	-
2%	-	-	-	-	274	200	29	10
2.05%	-	-	-	298	1,844	3,746	400	4
2.1%	-	-	-	-	-	5,268	86	-
2.15%	-	-	-	-	-	-	-	-
2.2%	-	-	-	-	718	7,029	1,350	307
2.25%	1,373	-	4,482	-	5,824	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	1,637	-	-
2.5%	-	-	-	-	-	200	-	-
2.6%	-	-	-	-	-	1,452	-	-

	$2,780	$39,839	$5,386	$225,257	$1,813,762	$49,368	$666,862	$553,710

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	FIGBS	FMCS	FMC2	FOS	FO2R	FOSR	FVSS	FTVIS2

0.95%	$260,939	$129,559	$-	$76,624	$-	$106,231	$53,276	$118,142
1%	74,941	58,439	-	45,291	-	33,775	17,575	48,277
1.05%	12,514	5,637	-	9,520	-	7,097	3,210	10,265
1.1%	74,402	61,261	-	12,301	-	47,325	21,491	53,686
1.15%	45,250	29,077	-	5,978	-	22,851	10,899	24,800
1.2%	196,763	79,236	-	45,172	-	90,070	27,734	104,613
1.25%	29,006	12,874	13,914	9,986	-	19,550	8,062	29,144
1.3%	48,534	13,151	-	6,600	-	12,819	4,737	39,771
1.35%	29,825	17,566	-	4,388	-	14,134	10,210	57,034
1.4%	41,512	20,258	-	2,867	-	29,908	6,877	21,328
1.45%	3,426	4,956	-	1,216	-	1,768	1,090	11,531
1.5%	9,063	3,253	21,302	2,060	12,572	5,437	289	5,669
1.55%	5,916	2,749	-	556	-	4,139	665	3,702
1.6%	12,057	8,057	9,593	284	7,770	4,620	5,740	6,797
1.65%	6,484	13,092	22,256	1,810	15,596	4,944	1,787	25,180
1.7%	2,407	561	-	221	-	446	383	1,249
1.75%	10,798	870	7,823	318	2,755	2,366	2,319	3,158
1.8%	4,997	1,800	2,755	360	1,946	3,287	982	2,861
1.85%	928	2,585	-	6	-	1,594	376	4,489
1.9%	1,201	871	4,208	-	2,697	-	-	199
1.95%	306	4,897	18,020	-	13,919	66	32	7,439
2%	-	96	3,104	-	916	137	-	359
2.05%	1,244	2,215	13,533	868	3,869	1,074	316	-
2.1%	1,330	317	18,828	-	8,395	368	-	312
2.15%	-	1	108	-	138	1	-	-
2.2%	165	766	8,619	641	7,147	519	215	47
2.25%	52,217	-	12,418	-	-	-	1,602	16,852
2.35%	-	-	575	-	68	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	3,520	-	1,766	-	-	-
2.5%	-	-	1,965	-	999	-	-	-
2.6%	-	-	1,908	-	1,068	-	-	-

	$926,225	$474,144	$164,449	$227,067	$81,621	$414,526	$179,867	$596,904

	FTVRD2	FTVSV2	FTVDM3	TIF2	TIF3	FTVGI3	FTVFA2	AMGP

0.95%	$-	$60,573	$33,674	$-	$25,187	$163,809	$8,951	$-
1%	-	21,857	18,908	-	10,078	56,997	3,550	-
1.05%	-	1,765	1,615	-	1,719	11,063	185	-
1.1%	-	22,032	13,492	-	8,432	47,635	3,311	-
1.15%	-	12,381	5,230	-	4,199	31,231	1,920	-
1.2%	-	37,982	23,871	-	11,588	100,939	7,319	-
1.25%	2,174	18,705	10,367	369	10,636	22,628	2,242	-
1.3%	-	3,594	6,178	-	1,696	39,273	769	-
1.35%	-	6,284	6,557	-	3,367	28,548	1,202	-
1.4%	-	6,489	8,142	-	11,836	33,456	1,612	-
1.45%	-	2,526	3,688	-	551	2,781	638	-
1.5%	-	858	2,429	-	1,066	4,346	590	-
1.55%	-	1,394	1,968	-	1,881	9,585	1,846	-
1.6%	-	3,982	7,648	-	3,092	6,637	4,905	1,523
1.65%	-	1,221	467	-	1,146	9,055	950	-
1.7%	-	181	18	-	697	4,225	694	-
1.75%	-	810	1,427	-	1,162	5,301	74	3,270
1.8%	-	1,068	86	-	898	3,451	315	-
1.85%	-	291	111	-	1,712	7,184	1,705	-
1.9%	-	-	77	-	183	-	-	-
1.95%	-	880	88	-	5,136	15,829	6,101	-
2%	-	-	195	-	-	-	-	-
2.05%	-	-	1,340	-	-	239	-	-
2.1%	-	-	-	-	313	1,244	311	-
2.15%	-	-	1	-	1	-	-	-
2.2%	-	-	44	-	22	147	22	-
2.25%	7,766	-	-	-	-	56	-	-
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.5%	-	-	-	-	-	-	-	-
2.6%	-	-	-	-	-	-	-	-

	$9,940	$204,873	$147,621	$369	$106,598	$605,659	$49,212	$4,793

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	AMINS	AMCG	AMTP	AMRS	AMFAS	AMSRS	OVCAFS	OVGR

0.95%	$-	$18	$1	$-	$2,809	$10,883	$-	$371,134
1%	-	-	-	-	513	7,483	-	150,215
1.05%	-	-	-	-	-	3,531	-	24,745
1.1%	-	-	8	-	1,284	7,226	-	190,134
1.15%	-	-	-	-	116	1,398	-	104,890
1.2%	-	146	-	-	1,782	10,517	-	213,122
1.25%	-	406	-	50	778	1,515	-	48,090
1.3%	-	-	-	-	257	464	-	26,563
1.35%	-	-	-	-	168	341	-	57,632
1.4%	-	-	-	-	1,195	1,116	-	68,478
1.45%	-	-	-	-	-	45	-	8,429
1.5%	-	-	-	-	1,431	33	11,397	18,347
1.55%	-	-	-	-	-	47	-	10,552
1.6%	-	2,331	422	-	1,265	1,743	3,565	21,508
1.65%	-	203	-	-	1,604	456	7,550	23,137
1.7%	-	-	-	-	-	27	-	3,638
1.75%	-	3,439	6,832	-	978	999	3,779	8,874
1.8%	-	-	-	-	-	25	4,721	10,123
1.85%	-	-	-	-	-	-	-	1,262
1.9%	-	-	-	-	733	242	2,127	1,855
1.95%	-	-	-	-	788	309	6,410	1,276
2%	-	-	-	-	312	-	161	697
2.05%	-	-	-	-	1,223	226	2,254	2,361
2.1%	-	-	-	-	176	480	3,361	-
2.15%	-	-	-	-	243	-	184	-
2.2%	-	-	-	-	315	-	4,446	223
2.25%	-	-	-	-	-	1,520	-	28,872
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	206	193	107	-
2.5%	-	-	-	-	24	-	573	-
2.6%	-	-	-	-	115	-	1,483	-

	$-	$6,543	$7,263	$50	$18,315	$50,819	$52,118	$1,396,157

	OVGS3	OVGS	OVGSS	OVHI3	OVHI	OVHIS	OVGI	OVGIS

0.95%	$302,806	$185,841	$-	$8,354	$247	$-	$359,440	$-
1%	69,634	51,009	-	2,810	84	-	180,948	-
1.05%	14,057	6,690	-	126	-	-	24,235	-
1.1%	126,509	101,815	-	2,251	249	-	150,050	-
1.15%	65,199	48,328	-	1,768	99	-	74,977	-
1.2%	203,429	144,831	-	5,346	101	-	205,796	-
1.25%	42,038	29,623	-	235	14	325	50,440	-
1.3%	28,941	20,029	-	19	417	-	32,643	-
1.35%	40,549	41,654	-	242	-	-	59,221	-
1.4%	63,596	41,455	-	2,641	28	-	54,702	-
1.45%	6,008	2,883	-	1	-	-	11,595	-
1.5%	21,398	11,603	8,111	6	79	-	18,307	10,002
1.55%	6,926	8,241	-	-	130	-	9,683	-
1.6%	23,565	17,845	3,434	-	-	-	10,698	4,509
1.65%	23,859	19,701	4,421	39	-	-	22,577	12,303
1.7%	2,284	557	-	84	-	-	2,016	-
1.75%	14,876	9,470	3,682	-	-	-	10,620	4,428
1.8%	8,133	11,814	4,166	70	-	-	10,300	1,154
1.85%	1,547	1,269	-	18	-	-	1,274	-
1.9%	5,412	696	1,048	-	-	-	790	1,356
1.95%	11,139	616	7,516	-	-	-	88	4,219
2%	1,220	1,599	24	-	-	-	209	322
2.05%	11,799	497	5,153	4	-	-	590	2,950
2.1%	7,138	560	4,461	-	-	-	-	7,057
2.15%	733	-	907	-	-	-	2	-
2.2%	12,036	410	7,312	9	-	-	1,005	2,700
2.25%	11	132	-	-	-	-	7,473	-
2.35%	276	-	841	-	-	-	-	516
2.4%	-	11	-	-	-	-	-	-
2.45%	1,567	-	212	-	-	-	-	577
2.5%	1,384	-	42	-	-	-	-	23
2.6%	2,192	-	229	-	-	-	-	722

	$1,120,261	$759,179	$51,559	$24,023	$1,448	$325	$1,299,679	$52,838

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	OVSC	OVSCS	OVAG	OVSBS	PMVRRA	SBLD	SBLJ	SBLN

0.95%	$29,315	$-	$174,828	$-	$1,101	$-	$154	$185
1%	12,629	-	96,074	-	37	-	-	-
1.05%	1,368	-	14,397	-	-	-	-	-
1.1%	21,498	-	84,607	-	5,222	1,573	985	886
1.15%	2,189	-	35,227	-	2,205	628	137	475
1.2%	15,093	-	105,223	-	260	136	-	28
1.25%	4,523	2,274	26,631	-	595	-	154	54
1.3%	1,535	-	16,654	-	476	246	56	24
1.35%	4,913	-	17,611	-	-	-	-	-
1.4%	1,910	-	23,223	-	-	-	-	-
1.45%	57	-	6,159	-	-	-	-	-
1.5%	2,002	-	6,641	13,392	-	-	-	-
1.55%	848	-	1,417	-	-	-	-	-
1.6%	732	-	5,954	7,079	-	-	-	-
1.65%	499	-	9,892	21,521	-	-	-	-
1.7%	408	-	629	-	-	-	-	-
1.75%	785	-	1,811	2,913	-	-	-	-
1.8%	385	-	2,838	695	-	-	-	-
1.85%	326	-	859	-	-	-	-	-
1.9%	-	-	876	1,663	-	-	-	-
1.95%	-	-	54	16,187	-	-	-	-
2%	-	-	-	73	-	-	-	-
2.05%	-	-	188	4,739	-	-	-	-
2.1%	-	-	-	5,445	-	-	-	-
2.15%	-	-	91	55	-	-	-	-
2.2%	-	-	643	3,957	-	-	-	-
2.25%	-	-	1	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	1,846	-	-	-	-
2.5%	-	-	-	1,637	-	-	-	-
2.6%	-	-	-	718	-	-	-	-

	$101,015	$2,274	$632,528	$81,920	$9,896	$2,583	$1,486	$1,652

	SBLO	SBLP	SBLQ	SBLV	SBLX	SBLY	PMVTRA	PVGIB

0.95%	$1,534	$752	$644	$1,887	$52	$-	$5,845	$-
1%	110	24	12	159	-	-	213	-
1.05%	-	-	-	-	-	-	-	-
1.1%	5,817	2,861	5,644	13,116	615	203	17,993	-
1.15%	1,538	616	3,097	6,934	116	-	6,654	-
1.2%	852	2	291	679	-	-	67	-
1.25%	-	-	76	1,011	-	71	605	139
1.3%	99	180	204	122	-	-	305	-
1.35%	-	-	-	-	-	-	-	-
1.4%	-	-	-	-	-	-	-	-
1.45%	-	-	-	-	-	-	-	-
1.5%	-	-	-	-	-	-	-	-
1.55%	-	-	-	-	-	-	-	-
1.6%	-	-	-	-	-	-	-	-
1.65%	-	-	-	-	-	-	-	-
1.7%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.8%	-	-	-	-	-	-	-	-
1.85%	-	-	-	-	-	-	-	-
1.9%	-	-	-	-	-	-	-	-
1.95%	-	-	-	-	-	-	-	-
2%	-	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.1%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-
2.2%	-	-	-	-	-	-	-	-
2.25%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.5%	-	-	-	-	-	-	-	-
2.6%	-	-	-	-	-	-	-	-

	$9,950	$4,435	$9,968	$23,908	$783	$274	$31,682	$139

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	ACEG2	ACC2	VYDS	ROCMC	TRBCG2	TREI2	TRHS2	TRLT2

0.95%	$-	$-	$3,295	$198	$19,136	$36,702	$2,595	$-
1%	-	-	10,125	69	7,086	17,160	443	-
1.05%	-	-	297	-	258	2,828	33	-
1.1%	-	-	17,739	6,403	6,022	17,432	335	-
1.15%	-	-	2,808	2,718	5,154	9,341	29	-
1.2%	-	-	10,199	152	18,536	34,036	963	-
1.25%	-	-	1,948	77	4,438	10,444	82	14
1.3%	-	-	3,138	16	1,381	7,968	183	-
1.35%	-	-	407	-	2,241	7,431	191	-
1.4%	-	-	770	-	2,393	14,411	80	-
1.45%	-	-	111	-	469	92	-	-
1.5%	3,043	21,959	520	-	355	646	-	-
1.55%	-	-	550	-	169	92	188	-
1.6%	2,334	10,224	2,563	-	917	1,759	310	-
1.65%	1,519	24,117	719	-	343	630	-	-
1.7%	-	-	1,921	-	-	500	-	-
1.75%	1,350	9,360	-	-	347	70	301	-
1.8%	1,399	3,411	-	-	134	550	28	-
1.85%	-	-	-	-	34	1,522	11	-
1.9%	1,917	7,643	-	-	193	195	-	-
1.95%	5,268	22,744	-	-	-	11	92	-
2%	657	767	-	-	-	-	-	-
2.05%	4,095	7,173	-	-	-	939	-	-
2.1%	2,520	17,001	-	-	-	-	-	-
2.15%	606	2,315	-	-	-	-	-	-
2.2%	2,019	11,409	-	-	1,266	-	-	-
2.25%	-	-	-	-	7,971	11,352	-	-
2.35%	-	277	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	585	1,408	-	-	-	-	-	-
2.5%	410	937	-	-	-	-	-	-
2.6%	271	4,317	-	-	-	-	-	-

	$27,993	$145,062	$57,110	$9,633	$78,843	$176,111	$5,864	$14

	VWEMR	VWEM	VWHAR	VWHA	WRASP	WRBP	WRBDP	WRCEP

0.95%	$67,233	$74,952	$119,727	$63,085	$730,334	$188,371	$393,871	$442,453
1%	29,254	26,196	58,320	18,614	56,718	7,577	12,647	18,876
1.05%	5,927	5,510	10,706	3,574	10,211	1,752	4,703	3,984
1.1%	16,841	17,667	27,919	16,705	886,013	199,354	402,068	475,802
1.15%	4,313	8,581	16,132	7,449	370,649	99,880	179,884	196,045
1.2%	55,503	33,313	93,314	25,911	91,466	6,682	15,094	16,593
1.25%	3,188	4,473	9,194	2,027	63,271	14,259	27,795	25,409
1.3%	16,199	6,460	30,218	2,502	20,685	4,184	6,573	3,761
1.35%	6,238	5,780	15,827	6,422	49,132	9,799	13,602	20,894
1.4%	5,924	2,372	12,412	6,492	212,832	36,781	112,667	74,127
1.45%	524	1,108	2,220	-	80,760	15,865	30,516	41,342
1.5%	2,490	5,142	2,920	-	29,891	3,763	14,489	21,285
1.55%	1,610	985	2,424	-	135,862	15,062	38,083	55,041
1.6%	498	778	2,077	1,122	78,069	17,290	48,613	40,975
1.65%	2,028	1,266	2,764	221	33,900	10,534	13,331	31,634
1.7%	76	217	300	35	3,364	555	1,065	160
1.75%	1,603	123	1,860	-	3,117	1,399	2,790	1,689
1.8%	1,434	785	3,057	637	9,101	2,036	4,035	4,808
1.85%	20	17	628	22	7,885	2,105	1,264	3,388
1.9%	32	-	34	-	162	23	391	237
1.95%	-	-	17	-	24,720	1,526	1,279	1,720
2%	-	-	204	-	4,045	607	7,909	2,486
2.05%	328	650	2,793	202	950	1	171	388
2.1%	-	-	-	-	382	35	57	57
2.15%	-	-	-	-	-	72	482	-
2.2%	-	634	1,053	85	389	-	-	-
2.25%	-	-	149	-	182	22	2,911	2,309
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.5%	-	-	-	-	-	-	-	-
2.6%	-	-	-	-	-	-	-	-

	$221,263	$197,009	$416,269	$155,105	$2,904,090	$639,534	$1,336,290	$1,485,463

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	WRDIV	WRENG	WRGNR	WRGP	WRHIP	WRIP	WRI2P	WRMIC

0.95%	$75,872	$28,489	$112,212	$478,147	$275,603	$153,129	$63,939	$15,944
1%	2,423	734	1,829	19,026	10,253	3,758	1,133	246
1.05%	307	119	607	3,483	2,176	2,163	104	215
1.1%	78,869	52,059	156,673	504,824	327,036	174,324	79,681	18,000
1.15%	35,611	20,852	56,348	219,440	153,904	64,668	31,531	7,095
1.2%	2,753	1,743	6,146	18,624	10,551	7,026	2,628	1,394
1.25%	4,443	3,023	8,174	27,383	21,353	6,789	3,469	946
1.3%	581	105	1,631	7,091	3,795	285	552	267
1.35%	4,258	1,369	5,491	22,485	14,661	4,513	1,685	773
1.4%	14,552	3,999	42,587	92,373	46,211	25,116	15,690	2,911
1.45%	5,817	957	11,028	56,370	13,467	6,734	1,315	399
1.5%	2,115	433	2,444	27,064	11,159	12,927	2,130	110
1.55%	10,515	7,718	44,057	53,563	32,867	19,732	10,472	1,127
1.6%	8,484	1,393	10,716	52,845	28,246	10,931	2,808	984
1.65%	2,943	754	1,727	37,106	3,376	2,782	554	14
1.7%	556	152	503	994	630	509	164	22
1.75%	81	-	184	2,265	139	39	95	31
1.8%	417	896	2,972	4,439	2,376	1,315	981	-
1.85%	314	122	3,569	4,159	933	1,435	436	860
1.9%	-	-	8	356	137	141	-	-
1.95%	-	-	4,538	3,303	859	3,889	-	-
2%	193	174	2,478	2,466	1,476	3,193	134	152
2.05%	2	72	34	221	22	59	15	7
2.1%	-	272	48	31	-	-	-	-
2.15%	-	-	-	91	-	-	-	-
2.2%	-	-	-	-	-	-	-	-
2.25%	-	1	2,272	1,671	8	4,622	-	-
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.5%	-	-	-	-	-	-	-	-
2.6%	-	-	-	-	-	-	-	-

	$251,106	$125,436	$478,276	$1,639,820	$961,238	$510,079	$219,516	$51,497

	WRMCG	WRMMP	WRMSP	WRRESP	WRSTP	WRSCP	WRSCV	WRVP

0.95%	$47,423	$107,175	$3,539	$27,128	$273,435	$242,873	$25,703	$171,354
1%	555	11,279	106	747	6,411	7,697	1,937	740
1.05%	634	4,284	-	63	1,147	2,183	136	954
1.1%	59,887	94,667	7,101	47,048	346,959	267,923	43,195	237,523
1.15%	21,884	67,590	1,477	12,711	128,117	117,813	12,988	112,441
1.2%	2,783	3,141	312	1,661	12,390	10,271	1,237	7,058
1.25%	3,262	5,535	275	1,673	12,430	14,512	2,479	9,937
1.3%	505	1,306	52	39	2,772	863	232	2,477
1.35%	1,724	4,119	265	3,063	14,895	12,377	2,057	12,017
1.4%	12,423	18,051	859	9,515	64,410	47,764	3,585	46,205
1.45%	5,046	11,797	97	566	9,238	5,612	1,013	29,072
1.5%	1,651	6,080	168	831	12,241	13,251	472	11,230
1.55%	6,029	13,800	586	6,490	46,464	23,738	2,735	23,692
1.6%	6,623	17,938	433	2,555	22,969	13,644	2,325	33,081
1.65%	3,438	2,277	156	555	5,712	5,962	321	15,077
1.7%	444	273	71	98	362	461	250	543
1.75%	62	2	9	62	436	189	-	1,104
1.8%	479	3,490	34	402	3,716	3,138	19	1,668
1.85%	693	15	82	499	2,977	3,204	487	2,688
1.9%	14	43	5	-	123	133	-	180
1.95%	111	230	-	-	3,649	1,759	-	3,267
2%	896	2,925	-	101	1,435	987	200	2,574
2.05%	10	9	-	-	1	11	7	94
2.1%	-	-	-	-	58	32	-	46
2.15%	-	-	-	-	52	-	-	68
2.2%	-	-	-	-	-	-	-	-
2.25%	903	1,236	-	87	62	1,058	-	772
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.5%	-	-	-	-	-	-	-	-
2.6%	-	-	-	-	-	-	-	-

	$177,479	$377,262	$15,627	$115,894	$972,461	$797,455	$101,378	$725,862

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	SVOF	WFVSCG

0.95%	$1	$32,673
1%	-	5,582
1.05%	-	582
1.1%	-	4,953
1.15%	-	2,434
1.2%	324	17,155
1.25%	-	1,812
1.3%	-	1,424
1.35%	-	3,835
1.4%	-	1,464
1.45%	-	-
1.5%	-	599
1.55%	-	1,405
1.6%	1,308	696
1.65%	-	435
1.7%	-	337
1.75%	3,219	-
1.8%	-	231
1.85%	-	-
1.9%	-	78
1.95%	-	19
2%	-	-
2.05%	-	1,809
2.1%	-	-
2.15%	-	-
2.2%	-	-
2.25%	-	-
2.35%	-	-
2.4%	-	-
2.45%	-	-
2.5%	-	-
2.6%	-	-

	$4,852	$77,523

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2010 and 2009, total transfers to the Account from the fixed account were $82,578,286 and $76,474,213, respectively, and total transfers from the Account to the fixed account were $156,242,720 and $230,731,783, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For contracts with the Extra Value option, the Company contributed $908 and $0 to the Account in the form of bonus credits to the contract owner accounts for the years ended December 31, 2010 and 2009, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.

For guaranteed minimum death benefits, the Company contributed $19,125,930 and $40,928,605 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2010 and 2009, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(4) Fair Value Measurement

FASB ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

•
Level 1– Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in publicly-traded registered mutual funds with quoted market prices.

•
Level 2 – Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products. These funds have no unfunded commitments or restrictions and the Account always has the ability to redeem its interest in the funds with the investee at NAV daily. The investment objectives of these mutual funds are described by the fund name i n note 1(b) and in more detail in the applicable product prospectus.

•
Level 3– Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. The Account invests only in funds with fair value measurements in the first two levels of the fair value hierarchy.

The Account recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Level 1 and 2 as of December 31, 2010.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2010:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	0	$7,542,516,343	0	$7,542,516,343
The Account did not have any assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under FASB ASC 820.

The cost of purchases and proceeds from sales of Investments for the year ended December 31,2010 are as follows:

	Purchases of Investments	Sales of Investments
Capital Manager Equity VIF BBCMAG	$290,067	$182,408
Large Cap VIF BBGI	1,251,988	564,984
Mid Cap Growth VIF BBCA	1,627,579	1,103,219
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class III MLVGA3	4,272,120	4,680,058
Credit Suisse Trust- International Equity Flex III Portfolio CSIEF3	559,264	563,704
U.S. Equity Flex I Portfolio WSCP	928,472	1,049,975
VA International Equity Fund HVIE	24	25
VA Situs Fund HVSIT	3,422	3,475
Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 JPMMV1	2,047,714	2,830,187
Janus Aspen Series - Balanced Portfolio - Service Shares JABS	8,146	9,555
Janus Aspen Series - Forty Portfolio - Service Shares JACAS	16,711,368	27,504,632
Janus Aspen Series - Global Technology Portfolio - Service II Shares JAGTS2	3,809,614	4,125,913
Janus Aspen Series - Global Technology Portfolio - Service Shares JAGTS	2,696,761	3,502,393
Janus Aspen Series - INTECH Risk-Managed Core Portfolio - Service Shares JARLCS	6,098	6,992
Janus Aspen Series - Overseas Portfolio - Service II Shares JAIGS2	23,109,351	25,519,274
Janus Aspen Series - Overseas Portfolio - Service Shares JAIGS	7,591,328	16,816,546
Investors Growth Stock Series - Service Class MIGSC	24,683	26,655
Mid Cap Growth Series - Service Class MMCGSC	370,183	343,412
New Discovery Series - Service Class MNDSC	407,497	402,421
Value Series - Service Class MVFSC	10,495,777	8,270,008
Variable Insurance Trust II - International Value Portfolio - Service Class MVIVSC	113,018	125,270
Core Plus Fixed Income Portfolio - Class I MSVFI	67,662,745	67,747,239
Core Plus Fixed Income Portfolio - Class II MSVF2	368,846	320,792
Emerging Markets Debt Portfolio - Class I MSEM	3,156,170	3,071,670
Mid Cap Growth Portfolio - Class I MSVMG	16,531	20,932
U.S. Real Estate Portfolio - Class I MSVRE	306,818	420,189
AllianceBernstein NVIT Global Fixed Income Fund - Class III NVAGF3	790,677	824,869
American Century NVIT Multi Cap Value Fund - Class I NVAMV1	2,857,468	2,958,886
American Century NVIT Multi Cap Value Fund - Class II NVAMV2	234,780	244,960
American Funds NVIT Asset Allocation Fund - Class II GVAAA2	11,841,230	9,428,452
American Funds NVIT Bond Fund - Class II GVABD2	8,741,839	9,436,276
American Funds NVIT Global Growth Fund - Class II GVAGG2	7,467,824	5,758,744
American Funds NVIT Growth Fund - Class II GVAGR2	10,461,330	7,251,466
American Funds NVIT Growth-Income Fund - Class II GVAGI2	3,686,393	3,039,569
Federated NVIT High Income Bond Fund - Class I HIBF	11,020,070	9,216,431
Federated NVIT High Income Bond Fund - Class III HIBF3	48,430,037	62,291,237
Gartmore NVIT Emerging Markets Fund - Class I GEM	675,450	610,799
Gartmore NVIT Emerging Markets Fund - Class III GEM3	27,350,032	15,635,398
Gartmore NVIT Emerging Markets Fund - Class VI GEM6	640,106	379,631
Gartmore NVIT Global Utilities Fund - Class I GVGU1	31,732	21,508
Gartmore NVIT Global Utilities Fund - Class III GVGU	10,915,780	9,182,375
Gartmore NVIT International Equity Fund - Class I GIG	468,087	524,656
Gartmore NVIT International Equity Fund - Class III GIG3	13,470,810	8,243,318
Gartmore NVIT International Equity Fund - Class VI NVIE6	10,641	6,809
Gartmore NVIT Worldwide Leaders Fund - Class I GEF	1,092,855	1,565,793
Gartmore NVIT Worldwide Leaders Fund - Class III GEF3	3,397,154	2,028,981
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I NVNMO1	22,457,201	25,427,071
Neuberger Berman NVIT Socially Responsible Fund - Class I NVNSR1	2,738,299	3,192,869
Neuberger Berman NVIT Socially Responsible Fund - Class II NVNSR2	33	40
NVIT Cardinal Aggressive Fund - Class II NVCRA2	762,108	1,022,135
NVIT Cardinal Balanced Fund - Class II NVCRB2	2,063,054	2,356,292
NVIT Cardinal Capital Appreciation Fund - Class II NVCCA2	1,090,644	1,018,419
NVIT Cardinal Conservative Fund - Class II NVCCN2	2,853,732	3,256,802
NVIT Cardinal Moderate Fund - Class II NVCMD2	3,014,936	3,308,945
NVIT Cardinal Moderately Aggressive Fund - Class II NVCMA2	1,777,855	2,131,665
NVIT Cardinal Moderately Conservative Fund - Class II NVCMC2	2,969,867	3,527,404
NVIT Core Bond Fund - Class I NVCBD1	5,356,026	5,677,250
NVIT Core Bond Fund - Class II NVCBD2	33,277	37,316
NVIT Core Plus Bond Fund - Class II NVLCP2	3,035,220	3,239,014
NVIT Fund - Class I TRF	28,965,823	24,850,346
NVIT Fund - Class II TRF2	376,907	316,736
NVIT Global Financial Services Fund - Class I GVGF1	5,592	3,879
NVIT Global Financial Services Fund - Class III GVGFS	4,286,475	4,560,167
NVIT Government Bond Fund - Class I GBF	90,108,587	95,058,278
NVIT Government Bond Fund - Class II GBF2	3,325,780	3,370,229
NVIT Growth Fund - Class I CAF	3,022,131	4,715,719
NVIT Health Sciences Fund - Class I GVGH1	72,572	68,356
NVIT Health Sciences Fund - Class III GVGHS	14,559,792	14,304,652
NVIT International Index Fund - Class VIII GVIX8	1,305,557	852,216
NVIT Investor Destinations Aggressive Fund - Class II GVIDA	15,263,277	10,865,176
NVIT Investor Destinations Balanced Fund - Class II NVDBL2	448,827	488,136
NVIT Investor Destinations Capital Appreciation Fund - Class II NVDCA2	561,745	578,377
NVIT Investor Destinations Conservative Fund - Class II GVIDC	16,982,046	16,453,333
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

NVIT Investor Destinations Moderate Fund - Class II GVIDM	72,458,263	67,094,013
NVIT Investor Destinations Moderately Aggressive Fund - Class II GVDMA	41,139,155	34,449,746
NVIT Investor Destinations Moderately Conservative Fund - Class II GVDMC	28,017,362	25,582,447
NVIT Leaders Fund - Class III GVUSL	8,988,560	6,381,339
NVIT Mid Cap Index Fund - Class I MCIF	28,834,484	29,502,599
NVIT Money Market Fund - Class I SAM	213,431,233	213,431,233
NVIT Multi-Manager International Growth Fund - Class I NVMIG1	10,047	9,077
NVIT Multi-Manager International Growth Fund - Class III NVMIG3	14,490,287	16,572,260
NVIT Multi-Manager International Value Fund - Class II GVDIV2	359	249
NVIT Multi-Manager International Value Fund - Class III GVDIV3	8,311,608	4,498,986
NVIT Multi-Manager International Value Fund - Class VI GVDIV6	667,064	351,070
NVIT Multi-Manager Large Cap Growth Fund - Class I NVMLG1	7,922,456	9,129,069
NVIT Multi-Manager Large Cap Growth Fund - Class II NVMLG2	306,278	349,500
NVIT Multi-Manager Large Cap Value Fund - Class I NVMLV1	2,903,172	2,697,285
NVIT Multi-Manager Large Cap Value Fund - Class II NVMLV2	1,564,380	1,727,526
NVIT Multi-Manager Mid Cap Growth Fund - Class I NVMMG1	17,332,365	22,594,063
NVIT Multi-Manager Mid Cap Growth Fund - Class II NVMMG2	1,348,672	1,606,109
NVIT Multi-Manager Mid Cap Value Fund - Class II NVMMV2	16,928,015	19,883,689
NVIT Multi-Manager Small Cap Growth Fund - Class I SCGF	7,132,277	5,813,228
NVIT Multi-Manager Small Cap Growth Fund - Class II SCGF2	246,346	241,196
NVIT Multi-Manager Small Cap Value Fund - Class I SCVF	38,020,576	28,111,660
NVIT Multi-Manager Small Cap Value Fund - Class II SCVF2	761,180	550,842
NVIT Multi-Manager Small Company Fund - Class I SCF	42,789,791	28,307,834
NVIT Multi-Manager Small Company Fund - Class II SCF2	1,289,477	854,139
NVIT Multi-Sector Bond Fund - Class I MSBF	24,515,570	21,361,067
NVIT Short Term Bond Fund - Class II NVSTB2	7,829,370	7,869,047
NVIT Technology & Communications Fund - Class I GGTC	1,011,975	1,022,747
NVIT Technology & Communications Fund - Class III GGTC3	10,971,600	13,015,504
NVIT U.S. Growth Leaders Fund - Class I GVUG1	415,458	342,144
NVIT U.S. Growth Leaders Fund - Class III GVUGL	10,681,124	8,483,016
Oppenheimer NVIT Large Cap Growth Fund - Class I NVOLG1	16,966,533	16,969,885
Oppenheimer NVIT Large Cap Growth Fund - Class II NVOLG2	360,927	368,610
Templeton NVIT International Value Fund - Class III NVTIV3	2,439,679	2,925,721
Van Kampen NVIT Comstock Value Fund - Class I EIF	8,443,202	7,638,763
Van Kampen NVIT Real Estate Fund - Class I NVRE1	19,587,228	25,914,156
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares AMTB	14,700,143	13,179,185
Foreign Bond Portfolio (Unhedged) - Advisor Class PMVFAD	2,347,493	2,385,522
Low Duration Portfolio - Advisor Class PMVLAD	13,860,434	13,859,283
V.I. Basic Balanced Fund - Series I AVB	196,831	171,821
V.I. Basic Value Fund - Series II AVBV2	12,308	13,472
V.I. Capital Appreciation Fund - Series I AVCA	24,051	23,626
V.I. Capital Appreciation Fund - Series II AVCA2	227,422	274,509
V.I. Capital Development Fund - Series II AVCD2	1,367,478	1,556,526
V.I. Core Equity Fund - Series I AVGI	161,998	162,847
V.I. Core Equity Fund - Series II AVCE2	440,639	428,865
V.I. Global Health Care Fund - Series I IVHS	47,086	35,782
V.I. Global Real Estate Fund - Series I IVRE	151,264	88,553
VPS Growth and Income Portfolio - Class B ALVGIB	600,651	431,211
VPS Large Cap Growth Portfolio - Class B ALVPGB	484,946	566,120
VPS Small/Mid Cap Value Portfolio - Class B ALVSVB	8,212,643	9,840,015
VP Income & Growth Fund - Class I ACVIG	15,279,660	13,779,228
VP Income & Growth Fund - Class II ACVIG2	379,552	319,221
VP Inflation Protection Fund - Class II ACVIP2	14,255,469	14,685,508
VP International Fund - Class I ACVI	289,325	378,767
VP International Fund - Class III ACVI3	17,776	21,231
VP Mid Cap Value Fund - Class I ACVMV1	4,826,481	5,455,046
VP Mid Cap Value Fund - Class II ACVMV2	73,024	62,337
VP Ultra(R) Fund - Class I ACVU1	27,913	33,758
VP Value Fund - Class I ACVV	234,627,231	194,258,328
VP Value Fund - Class II ACVV2	5,556,703	4,615,206
Small Cap Stock Index Portfolio - Service Shares DVSCS	16,357,480	15,767,467
Stock Index Fund, Inc. - Initial Shares DSIF	51,754,241	59,621,143
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares DSRG	5,793,710	7,096,792
The Dreyfus Socially Responsible Growth Fund, Inc. - Service Shares DSRGS	31,540	36,611
Appreciation Portfolio - Initial Shares DCAP	10,748,070	9,560,866
Appreciation Portfolio - Service Shares DCAPS	409,797	386,478
Developing Leaders Portfolio - Initial Shares DSC	176,436	111,622
International Value Portfolio - Initial Shares DVIV	203,169	143,576
Capital Appreciation Fund II - Service Shares FCA2S	191,979	231,274
Clover Value Fund II - Service Shares FALFS	311,533	193,681
High Income Bond Fund II - Service Shares FHIBS	1,928,141	1,742,842
Market Opportunity Fund II - Service Shares FVMOS	3,256,727	3,119,934
Quality Bond Fund II - Primary Shares FQB	35,522,907	34,007,475
Quality Bond Fund II - Service Shares FQBS	2,072,386	2,015,236
Contrafund Portfolio - Service Class 2 FC2	15,595,703	13,196,675
Fidelity(R) VIP Fund - Value Strategies Portfolio - Service Class 2 FVSS2	685,819	463,568
VIP Fund - Contrafund Portfolio - Service Class FCS	498,782,225	431,060,040
VIP Fund - Energy Portfolio - Service Class 2 FNRS2	12,471,761	7,836,923
VIP Fund - Equity-Income Portfolio - Service Class FEIS	69,347,586	56,081,927
VIP Fund - Equity-Income Portfolio - Service Class 2 FEI2	2,471,039	1,893,129
VIP Fund - Freedom Fund 2010 Portfolio - Service Class FF10S	3,211,653	2,877,052
VIP Fund - Freedom Fund 2010 Portfolio - Service Class 2 FF10S2	12,460	11,256
VIP Fund - Freedom Fund 2020 Portfolio - Service Class FF20S	1,672,081	1,406,374
VIP Fund - Freedom Fund 2020 Portfolio - Service Class 2 FF20S2	18,230	14,590
VIP Fund - Freedom Fund 2030 Portfolio - Service Class FF30S	1,119,203	787,581
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

VIP Fund - Freedom Fund 2030 Portfolio - Service Class 2 FF30S2	70,550	48,115
VIP Fund - Growth Opportunities Portfolio - Service Class FGOS	24,073,821	28,361,963
VIP Fund - Growth Portfolio - Service Class FGS	22,188,232	30,220,021
VIP Fund - Growth Portfolio - Service Class 2 FG2	663,150	742,224
VIP Fund - High Income Portfolio - Service Class FHIS	17,374,772	14,886,588
VIP Fund - High Income Portfolio - Service Class R FHISR	23,642,606	31,027,629
VIP Fund - Investment Grade Bond Portfolio - Service Class FIGBS	20,251,411	21,513,632
VIP Fund - Mid Cap Portfolio - Service Class FMCS	9,850,748	7,843,213
VIP Fund - Mid Cap Portfolio - Service Class 2 FMC2	3,113,175	2,677,669
VIP Fund - Overseas Portfolio - Service Class FOS	4,016,679	4,242,070
VIP Fund - Overseas Portfolio - Service Class 2 R FO2R	2,029,165	1,694,796
VIP Fund - Overseas Portfolio - Service Class R FOSR	14,033,940	10,600,239
VIP Fund - Value Strategies Portfolio - Service Class FVSS	6,806,195	7,490,032
Franklin Income Securities Fund - Class 2 FTVIS2	15,554,731	12,209,795
Franklin Rising Dividends Securities Fund - Class 2 FTVRD2	121,367	116,980
Franklin Small Cap Value Securities Fund - Class 2 FTVSV2	8,960,875	8,941,938
Templeton Developing Markets Securities Fund - Class 3 FTVDM3	7,421,711	8,703,253
Templeton Foreign Securities Fund - Class 2 TIF2	3,120	3,096
Templeton Foreign Securities Fund - Class 3 TIF3	4,632,021	3,908,882
Templeton Global Bond Securities Fund - Class 3 FTVGI3	10,064,460	10,950,482
VIP Founding Funds Allocation Fund - Class 2 FTVFA2	1,000,587	1,290,732
Guardian Portfolio - I Class Shares AMGP	110,776	141,926
International Portfolio - S Class Shares AMINS	1,239	1,329
Mid-Cap Growth Portfolio - I Class Shares AMCG	126,489	106,326
Partners Portfolio - I Class Shares AMTP	480,080	503,939
Regency Portfolio - S Class Shares AMRS	834	1,014
Small-Cap Growth Portfolio - S Class Shares AMFAS	871,581	986,790
Socially Responsive Portfolio - I Class Shares AMSRS	3,311,694	2,390,037
Capital Appreciation Fund/VA - Service Class OVCAFS	3,329,449	3,829,354
Capital Appreciation Fund/VA - Non-Service Shares OVGR	119,489,976	152,349,950
Global Securities Fund/VA - Class 3 OVGS3	21,253,132	21,693,642
Global Securities Fund/VA - Non-Service Shares OVGS	10,089,031	15,557,861
Global Securities Fund/VA - Service Class OVGSS	565,813	920,105
High Income Fund/VA - Class 3 OVHI3	1,781,569	2,093,909
High Income Fund/VA - Non-Service Shares OVHI	60,220	14,959
High Income Fund/VA - Service Class OVHIS	13,004	3,171
Main Street Fund(R)/VA - Non-Service Shares OVGI	47,659,247	51,652,556
Main Street Fund(R)/VA - Service Class OVGIS	599,242	657,621
Main Street Small Cap Fund(R)/VA - Non-Service Shares OVSC	19,948,896	22,085,342
Main Street Small Cap Fund(R)/VA - Service Class OVSCS	18,708	17,881
MidCap Fund/VA - Non-Service Shares OVAG	10,666,287	11,204,408
Strategic Bond Fund/VA - Service Class OVSBS	1,389,361	1,418,918
Real Return Portfolio - Administrative Class PMVRRA	441,546	450,470
Series D (Global Series) SBLD	55,451	41,193
Series J (Mid Cap Growth Series) SBLJ	32,300	34,959
Series N (Managed Asset Allocation Series) SBLN	53,218	50,476
Series O (All Cap Value Series) SBLO	313,070	331,353
Series P (High Yield Series) SBLP	199,283	265,539
Series Q (Small Cap Value Series) SBLQ	207,383	212,591
Series V (Mid Cap Value Series) SBLV	245,246	245,690
Series X (Small Cap Growth Series) SBLX	8,512	12,238
Series Y (Select 25 Series) SBLY	7,868	10,433
Total Return Portfolio - Administrative Class PMVTRA	748,641	800,664
Putnam VT Growth and Income Fund - IB Shares PVGIB	1,921	1,049
Capital Growth Portfolio - Class II ACEG2	325,774	449,170
Comstock Portfolio - Class II ACC2	2,101,290	2,111,282
Diversified Stock Fund Class A Shares VYDS	1,359,959	1,540,096
Micro-Cap Portfolio - Investment Class ROCMC	216,165	145,815
Blue Chip Growth Portfolio - II TRBCG2	15,034,469	18,278,625
Equity Income Portfolio - II TREI2	25,155,605	25,108,102
Health Sciences Portfolio - II TRHS2	727,380	790,010
Limited-Term Bond Portfolio - II TRLT2	53	53
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Class R1 VWEMR	10,393,455	10,781,448
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Initial Class VWEM	6,676,930	4,260,507
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Class R1 VWHAR	10,068,811	8,185,566
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Initial Class VWHA	1,319,145	2,297,758
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy WRASP	33,445,533	47,765,603
Ivy Fund Variable Insurance Portfolios, Inc. - Balanced WRBP	6,759,028	9,672,084
Ivy Fund Variable Insurance Portfolios, Inc. - Bond WRBDP	21,144,881	20,780,839
Ivy Fund Variable Insurance Portfolios, Inc. - Core Equity WRCEP	26,368,824	28,404,533
Ivy Fund Variable Insurance Portfolios, Inc. - Dividend Opportunities WRDIV	4,955,773	4,765,677
Ivy Fund Variable Insurance Portfolios, Inc. - Energy WRENG	2,176,183	1,923,387
Ivy Fund Variable Insurance Portfolios, Inc. - Global Natural Resources WRGNR	15,343,242	11,559,081
Ivy Fund Variable Insurance Portfolios, Inc. - Growth WRGP	22,630,993	31,767,449
Ivy Fund Variable Insurance Portfolios, Inc. - High Income WRHIP	16,354,787	16,151,162
Ivy Fund Variable Insurance Portfolios, Inc. - International Growth WRIP	6,883,863	9,970,837
Ivy Fund Variable Insurance Portfolios, Inc. - International Value WRI2P	5,867,662	4,294,284
Ivy Fund Variable Insurance Portfolios, Inc. - Micro Cap Growth WRMIC	1,263,334	1,136,322
Ivy Fund Variable Insurance Portfolios, Inc. - Mid Cap Growth WRMCG	2,859,439	3,319,192
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

Ivy Fund Variable Insurance Portfolios, Inc. - Money Market WRMMP	21,420,435	21,420,435
Ivy Fund Variable Insurance Portfolios, Inc. - Mortgage Securities WRMSP	6,576,569	5,904,620
Ivy Fund Variable Insurance Portfolios, Inc. - Real Estate Securities WRRESP	3,453,332	2,468,507
Ivy Fund Variable Insurance Portfolios, Inc. - Science and Technology WRSTP	11,884,408	18,397,628
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Growth WRSCP	13,194,085	15,455,319
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Value WRSCV	2,299,690	2,201,458
Ivy Fund Variable Insurance Portfolios, Inc. - Value WRVP	11,232,054	11,598,422
Advantage Funds Variable Trust - VT Opportunity Fund SVOF	118,035	146,767
Advantage Funds Variable Trust - VT Small Cap Growth Fund WFVSCG	16,123,723	17,347,356

Total	$3,014,977,004	$2,958,443,242

(5) Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of the end of the periods indicated, and contract expense rate, investment income ratio and total return for each period in the five-year period ended December 31, 2010. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Capital Manager Equity VIF (BBCMAG)
2010	0.95% to 1.70%	65,988	$11.60 to $ 10.82	$732,063	1.53%	13.89% to 13.02%
2009	0.95% to 1.75%	79,522	$10.19 to 9.52	780,089	0.86%	24.05% to 22.87%
2008	0.95% to 1.75%	110,981	8.21 to 7.75	884,049	1.32%	-38.81% to -39.38%
2007	0.95% to 1.75%	152,662	13.42 to 12.79	1,993,781	2.69%	1.09% to 0.33%
2006	0.95% to 1.75%	167,149	13.27 to 12.75	2,170,620	1.06%	14.63% to 13.76%
Large Cap VIF (BBGI)
2010	0.95% to 1.65%	123,387	10.63 to 9.96	1,280,950	1.19%	10.87% to 10.08%
2009	0.95% to 1.75%	181,163	9.58 to 8.96	1,698,220	1.01%	17.37% to 16.24%
2008	0.95% to 1.90%	261,627	8.17 to 7.62	2,093,573	1.51%	-38.03% to -38.72%
2007	0.95% to 1.90%	393,076	13.18 to 12.44	5,067,332	2.32%	-6.77% to -7.62%
2006	0.95% to 2.00%	325,009	14.13 to 13.4	4,521,052	1.32%	20.13% to 18.93%
Mid Cap Growth VIF (BBCA)
2009	0.95% to 2.05%	93,676	12.21 to 11.14	1,121,159	0.00%	26.47% to 24.76%
2008	0.95% to 2.05%	117,435	9.66 to 8.93	1,112,358	0.00%	-52.24% to -52.82%
2007	0.95% to 2.05%	194,644	20.22 to 18.93	3,836,231	0.00%	33.73% to 32.32%
2006	0.95% to 2.05%	212,034	15.12 to 14.31	3,142,013	0.43%	2.28% to 1.21%
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class III (MLVGA3)
2010	0.95% to 2.20%	2,250,841	13.16 to 12.88	29,496,902	1.53%	8.72% to 7.35%
2009	0.95% to 2.30%	1,329,525	12.1 to 12	16,061,460	2.54%	21.01% to 19.95%	*
Credit Suisse Trust-International Equity Flex III Portfolio (CSIEF3)
2010	0.95% to 1.35%	98,789	10.01 to 11.18	1,109,618	0.10%	11.17% to 10.72%
2009	0.95% to 1.20%	118,233	9 to 10.73	1,195,448	0.00%	-10.00% to 7.3%	*
U.S. Equity Flex I Portfolio (WSCP)
2010	0.95% to 1.85%	387,091	12.30 to 12.16	4,784,269	0.15%	13.37% to 12.34%
2009	0.95% to 1.85%	465,051	10.85 to 10.83	5,075,301	0.00%	8.51% to 8.26%	*
VA International Equity Fund (HVIE)
2010	0.95% to 1.20%	477	10.32 to 10.32	4,922	0.00%	3.20% to 3.15%	*
VA Situs Fund (HVSIT)
2010	0.95% to 1.20%	1,356	11.30 to 11.29	15,316	0.00%	12.96% to 12.91%	*
Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)
2010	0.95% to 2.20%	817,428	14.72 to 13.53	11,891,483	1.22%	22.28% to 20.74%
2009	0.95% to 2.30%	921,638	$12.04 to 11.13	10,981,625	0.00%	25.49% to 23.63%
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
2010	1.25%	7,409	15.28	113,236	2.54%	6.80%
2009	1.25%	7,927	14.31	113,433	2.77%	24%
2008	1.25%	7,919	11.54	91,385	2.94%	-17.11%
2007	1.25%	2,342	13.93	32,613	1.73%	8.9%
2006	1.25%	3,983	12.79	50,931	1.41%	9.04%
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
2010	0.95% to 2.25%	12,264,933	10.05 to 8.70	121,067,434	0.22%	5.47% to 4.08%
2009	0.95% to 2.40%	14,689,565	9.53 to 12.59	138,297,870	0.01%	44.63% to 42.3%
2008	0.95% to 2.50%	15,992,721	6.59 to 8.75	105,562,337	0.01%	-44.84% to -45.72%
2007	0.95% to 2.70%	19,196,350	11.94 to 15.84	237,096,056	0.17%	35.33% to 33.04%
2006	0.95% to 2.70%	20,957,631	8.83 to 11.9	208,004,922	0.13%	8.08% to 6.22%
Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)
2010	0.95% to 2.20%	1,087,988	15.69 to 14.06	16,812,409	0.00%	23.33% to 21.78%
2009	0.95% to 2.30%	1,031,386	12.72 to 11.44	12,931,641	0.00%	55.6% to 53.35%
2008	0.95% to 2.40%	1,067,580	8.18 to 7.41	8,611,584	0.09%	-44.43% to -45.3%
2007	0.95% to 2.40%	1,356,019	14.71 to 13.55	19,686,825	0.31%	20.59% to 18.9%
2006	0.95% to 2.55%	1,632,227	12.2 to 11.31	19,619,098	0.00%	6.92% to 5.25%
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
2010	0.95% to 2.20%	3,870,859	5.18 to 4.51	19,788,975	0.00%	23.22% to 21.66%
2009	0.95% to 2.20%	4,618,124	4.2 to 3.7	19,180,095	0.00%	55.41% to 53.45%
2008	0.95% to 2.20%	5,376,361	2.7 to 2.41	14,382,179	0.09%	-44.5% to -45.21%
2007	0.95% to 2.35%	7,228,127	4.87 to 4.33	34,779,860	0.30%	20.54% to 18.9%
2006	0.95% to 2.45%	10,187,641	4.04 to 3.61	40,276,993	0.00%	6.81% to 5.25%
Janus Aspen Series - INTECH Risk-Managed Core Portfolio - Service Shares (JARLCS)
2009	1.25%	475	$13.54	6,437	0.83%	21.02%
2008	0.95% to 2.50%	140,574	11.38 to 10.41	1,579,143	0.67%	-36.85% to -37.84%
2007	0.95% to 2.50%	177,353	18.02 to 16.74	3,150,367	0.47%	5.12% to 3.47%
2006	0.95% to 2.45%	204,029	17.14 to 16.25	3,456,456	0.10%	9.72% to 8.11%
Janus Aspen Series -Overseas Portfolio - Service II Shares (JAIGS2)
2010	0.95% to 2.20%	4,043,040	30.47 to 27.29	121,341,628	0.53%	23.84% to 22.28%
2009	0.95% to 2.70%	4,589,729	24.6 to 21.49	111,311,388	0.42%	77.37% to 74%
2008	0.95% to 2.70%	4,486,666	13.87 to 12.35	61,384,776	2.75%	-52.66% to -53.56%
2007	0.95% to 2.70%	6,157,632	29.3 to 26.59	178,045,971	0.44%	26.85% to 24.76%
2006	0.95% to 2.65%	6,727,631	23.1 to 21.36	153,417,136	2.17%	45.31% to 43.03%
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
2010	0.95% to 2.20%	4,560,947	$17.92 to $ 15.60	$80,556,813	0.54%	23.83% to 22.27%
2009	0.95% to 2.20%	5,558,077	14.47 to 12.76	79,406,176	0.42%	77.37% to 75.13%
2008	0.95% to 2.25%	6,684,942	8.16 to 12.71	54,098,651	2.65%	-52.68% to -53.36%
2007	0.95% to 2.50%	8,694,808	17.24 to 26.63	153,997,686	0.44%	26.8% to 24.96%
2006	0.95% to 2.50%	10,413,775	13.6 to 21.31	164,415,764	1.85%	45.24% to 43.19%
Investors Growth Stock Series - Service Class (MIGSC)
2010	1.25% to 2.25%	15,259	12.37 to 11.47	188,641	0.30%	10.79% to 9.58%
2009	1.25% to 2.25%	17,463	11.17 to 10.47	194,959	0.44%	37.36% to 35.97%
2008	1.25% to 2.25%	18,125	8.13 to 7.7	147,243	0.29%	-37.77% to -38.40%
2007	1.25% to 2.25%	20,042	13.07 to 12.5	261,817	0.09%	9.63% to 8.51%
2006	1.25% to 2.25%	23,107	11.92 to 11.51	275,266	0.00%	5.97% to 4.9%
Mid Cap Growth Series - Service Class (MMCGSC)
2010	1.50% to 2.60%	175,231	10.00 to 9.07	1,703,470	0.00%	27.27% to 25.85%
2009	1.5% to 2.60%	210,034	7.86 to 7.21	1,610,125	0.00%	39.13% to 37.58%
2008	1.50% to 2.60%	234,916	5.65 to 5.24	1,299,560	0.00%	-52.32% to -52.86%
2007	1.50% to 2.60%	259,737	11.85 to 11.11	3,023,470	0.00%	7.86% to 6.65%
2006	1.50% to 2.60%	304,947	10.98 to 10.42	3,298,879	0.00%	0.77% to -0.36%
New Discovery Series - Service Class (MNDSC)
2010	1.50% to 2.60%	84,336	15.23 to 13.82	1,241,335	0.00%	33.90% to 32.41%
2009	1.50% to 2.60%	106,493	11.38 to 10.44	1,173,015	0.00%	60.48% to 58.69%
2008	1.50% to 2.60%	101,953	7.09 to 6.58	703,563	0.00%	-40.43% to -41.1%
2007	1.50% to 2.60%	114,943	11.9 to 11.17	1,340,506	0.00%	0.71% to -0.42%
2006	1.50% to 2.60%	143,980	11.82 to 11.21	1,675,133	0.00%	11.24% to 10%
Value Series - Service Class (MVFSC)
2010	0.95% to 2.60%	3,299,060	10.52 to 12.11	35,605,645	1.35%	10.16% to 8.33%
2009	0.95% to 2.60%	3,696,423	9.55 to 11.18	36,396,990	1.16%	21.29% to 19.27%
2008	0.95% to 2.65%	3,458,496	7.87 to 8.59	28,395,671	1.10%	-33.38% to -34.58%
2007	0.95% to 2.65%	3,388,372	11.82 to 13.13	42,262,876	0.89%	6.57% to 4.8%
2006	0.95% to 2.60%	2,656,741	11.09 to 13.65	31,544,216	0.21%	10.91% to 17.38%	*
Variable Insurance Trust II - International Value Portfolio - Service Class (MVIVSC)
2010	0.95% to 2.00%	94,481	10.77 to 10.70	1,017,244	0.00%	7.75% to 6.99%	*
Core Plus Fixed Income Portfolio - Class I (MSVFI)
2010	0.95% to 1.85%	332,360	11.17 to 10.71	3,677,059	6.41%	6.13% to 5.16%
2009	0.95% to 1.85%	397,097	10.53 to 10.18	4,149,190	9.45%	8.6% to 7.62%
2008	0.95% to 2.20%	797,752	9.69 to 9.32	7,688,511	4.53%	-11.06% to -12.2%
2007	0.95% to 2.20%	1,037,706	10.9 to 10.62	11,267,437	4.26%	4.45% to 3.14%
2006	0.95% to 2.15%	385,528	10.43 to 10.3	4,016,565	0.90%	4.34% to 3.51%	*
Core Plus Fixed Income Portfolio - Class II (MSVF2)
2010	1.50% to 2.60%	66,721	11.22 to 10.30	728,272	3.93%	5.26% to 4.08%
2009	1.50% to 2.60%	63,439	10.66 to 9.89	659,139	6.43%	7.74% to 6.54%
2008	1.50% to 2.60%	75,504	9.9 to 9.29	731,256	4.73%	-11.8% to -12.78%
2007	1.50% to 2.60%	93,300	11.22 to 10.65	1,030,437	3.94%	3.63% to 2.47%
2006	1.50% to 2.60%	60,560	10.83 to 10.39	647,614	4.75%	2.01% to 0.88%
Emerging Markets Debt Portfolio - Class I (MSEM)
2010	0.95% to 2.15%	377,508	25.90 to 26.71	11,612,180	4.15%	8.70% to 7.39%
2009	0.95% to 2.20%	466,768	23.82 to 29.48	13,214,085	7.81%	28.97% to 27.35%
2008	0.95% to 2.20%	586,733	18.47 to 23.15	12,992,341	7.09%	-15.78% to -16.86%
2007	0.95% to 2.40%	837,101	21.93 to 27.34	22,021,247	6.99%	5.51% to 4.01%
2006	0.95% to 2.40%	1,142,148	20.79 to 26.29	28,742,683	8.28%	9.76% to 8.2%
Mid Cap Growth Portfolio - Class I (MSVMG)
2010	1.60% to 1.75%	6,496	10.74 to 10.57	68,671	0.00%	30.20% to 30.00%
2009	1.60% to 1.75%	4,834	8.25 to 8.13	39,312	0.00%	55.14% to 54.9%
2008	0.95% to 2.20%	1,708,103	5.63 to 5.04	9,472,731	0.81%	-47.27% to -47.94%
2007	0.95% to 2.20%	2,396,216	10.68 to 9.69	26,414,168	0.00%	21.49% to 19.95%
2006	0.95% to 2.65%	3,019,705	8.79 to 11.39	28,519,749	0.00%	8.24% to 6.46%
U.S. Real Estate Portfolio - Class I (MSVRE)
2010	1.60% to 1.75%	35,233	30.08 to 26.96	1,021,191	1.42%	27.89% to 27.69%
2009	0.95% to 1.75%	47,730	22.01 to 21.11	1,086,981	5.5%	27.13% to 26.11%
2008	0.95% to 2.85%	5,202,889	17.32 to 16.43	95,025,061	3.37%	-38.49% to -39.77%
2007	0.95% to 2.85%	7,005,630	28.15 to 27.28	208,397,721	1.16%	-17.86% to -19.4%
2006	0.95% to 2.85%	10,845,668	34.27 to 33.85	395,730,180	1.10%	36.74% to 34.27%
AllianceBernstein NVIT Global Fixed Income Fund - Class III (NVAGF3)
2010	0.95% to 1.70%	125,863	12.16 to 12.01	1,526,761	6.57%	7.21% to 6.40%
2009	0.95% to 1.70%	85,960	11.35 to 11.29	974,308	6.15%	13.46% to 12.93%	*
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2010	0.95% to 2.25%	12,471,315	14.03 to 13.73	174,473,779	1.95%	12.39% to 10.91%
2009	0.95% to 1.85%	31,259	12.48 to 12.41	389,738	1.14%	24.85% to 24.14%	*
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)
2010	1.50% to 2.60%	256,614	13.85 to 13.59	3,535,740	1.29%	11.46% to 10.21%
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2010	0.95% to 2.20%	3,070,605	$10.40 to $ 9.81	$31,664,338	1.47%	10.95% to 9.55%
2009	0.95% to 2.20%	3,655,535	9.38 to 8.95	34,018,642	0.07%	22.24% to 20.7%
2008	0.95% to 2.40%	3,842,337	7.67 to 7.37	29,292,495	2.23%	-30.44% to -31.51%
2007	0.95% to 2.40%	4,327,066	11.03 to 10.77	47,520,986	2.50%	5.13% to 3.63%
2006	0.95% to 2.40%	2,062,762	10.49 to 10.39	21,601,072	3.35%	4.9% to 3.89%	*
American Funds NVIT Bond Fund - Class II (GVABD2)
2010	0.95% to 2.20%	2,540,834	11.12 to 10.48	28,007,984	2.01%	4.98% to 3.66%
2009	0.95% to 2.20%	2,923,369	10.59 to 10.11	30,736,122	0.32%	11.08% to 9.68%
2008	0.95% to 2.40%	3,167,010	9.54 to 9.17	30,019,929	4.89%	-10.73% to -12.05%
2007	0.95% to 2.55%	3,680,238	10.68 to 10.4	39,146,057	9.06%	2% to 0.37%
2006	0.95% to 2.20%	1,263,418	10.47 to 10.39	13,209,750	0.99%	4.72% to 3.86%	*
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
2010	0.95% to 2.15%	2,352,559	11.47 to 10.83	26,749,892	0.82%	10.24% to 8.91%
2009	0.95% to 2.20%	2,651,292	10.4 to 9.92	27,381,129	0.00%	40.26% to 38.34%
2008	0.95% to 2.35%	2,607,903	7.42 to 7.14	19,230,688	2.63%	-39.22% to -40.13%
2007	0.95% to 2.20%	2,609,463	12.2 to 11.95	31,717,801	2.69%	13.27% to 11.84%
2006	0.95% to 2.10%	1,678,343	10.77 to 10.69	18,050,298	0.13%	7.74% to 6.91%	*
American Funds NVIT Growth Fund - Class II (GVAGR2)
2010	0.95% to 2.20%	4,103,841	10.15 to 9.57	41,328,804	0.16%	17.07% to 15.60%
2009	0.95% to 2.25%	4,400,289	8.67 to 8.24	37,905,563	0.00%	37.46% to 35.45%
2008	0.95% to 2.35%	3,724,440	6.31 to 6.07	23,357,171	2.02%	-44.74% to -45.59%
2007	0.95% to 2.20%	3,258,610	11.41 to 11.18	37,045,639	0.62%	10.83% to 9.48%
2006	0.95% to 2.20%	2,097,865	10.3 to 10.21	21,564,598	1.17%	2.99% to 2.12%	*
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
2010	0.95% to 2.05%	1,421,023	8.58 to 8.24	12,123,365	0.93%	9.92% to 8.70%
2009	0.95% to 2.05%	1,422,326	7.81 to 7.58	11,047,272	0.00%	29.45% to 28.01%
2008	0.95% to 2.40%	1,149,098	6.03 to 5.88	6,904,722	2.50%	-38.65% to -39.62%
2007	0.95% to 2.00%	537,058	9.83 to 9.76	5,271,094	2.43%	-1.71% to -2.4%	*
Federated NVIT High Income Bond Fund - Class I (HIBF)
2010	0.95% to 2.20%	1,905,594	18.17 to 13.93	33,448,436	8.32%	12.08% to 10.67%
2009	0.95% to 2.20%	2,432,766	16.22 to 12.59	38,123,665	9.44%	44.61% to 42.79%
2008	0.95% to 2.30%	3,127,646	11.21 to 9.12	33,826,109	8.67%	-28.67% to -29.68%
2007	0.95% to 2.30%	4,627,823	15.72 to 12.97	69,992,650	7.15%	2.15% to 0.79%
2006	0.95% to 2.50%	6,422,082	15.39 to 12.66	95,058,287	6.90%	9.56% to 7.88%
Federated NVIT High Income Bond Fund - Class III (HIBF3)
2010	0.95% to 2.20%	2,742,198	13.54 to 12.60	36,812,941	7.54%	12.09% to 10.67%
2009	0.95% to 2.20%	5,022,438	12.08 to 11.39	60,129,567	8.74%	44.69% to 42.82%
2008	0.95% to 2.65%	4,616,958	8.35 to 7.84	38,241,066	7.69%	-28.78% to -30.04%
2007	0.95% to 2.65%	3,454,996	11.73 to 11.21	40,229,839	7.23%	2.18% to 0.46%
2006	0.95% to 2.65%	5,044,302	11.47 to 11.16	57,586,745	7.11%	9.55% to 7.71%
Gartmore NVIT Emerging Markets Fund - Class I (GEM)
2010	0.95% to 2.05%	70,785	26.81 to 23.91	1,861,155	0.06%	15.07% to 13.80%
2009	0.95% to 2.05%	92,773	23.3 to 21.01	2,128,566	1.19%	61.76% to 59.97%
2008	0.95% to 2.10%	117,608	14.4 to 11.28	1,661,841	1.11%	-58.16% to -58.71%
2007	0.95% to 2.15%	168,853	34.42 to 27.22	5,566,627	0.66%	44.19% to 42.63%
2006	0.95% to 2.15%	210,317	23.87 to 19.08	4,768,329	0.70%	35.42% to 33.95%
Gartmore NVIT Emerging Markets Fund - Class III (GEM3)
2010	0.95% to 2.25%	1,961,773	29.40 to 26.22	56,857,465	0.07%	15.11% to 13.60%
2009	0.95% to 2.45%	2,343,389	25.54 to 22.73	59,011,515	1.29%	61.93% to 59.09%
2008	0.95% to 2.65%	2,568,733	15.77 to 14.09	39,928,488	1.05%	-58.23% to -59.01%
2007	0.95% to 2.65%	4,177,260	37.76 to 34.38	155,857,887	0.66%	44.16% to 41.87%
2006	0.95% to 2.65%	4,406,546	26.19 to 24.23	114,010,525	0.72%	35.35% to 33.2%
Gartmore NVIT Emerging Markets Fund - Class VI (GEM6)
2010	1.50% to 2.60%	45,329	22.47 to 20.85	994,617	0.00%	14.15% to 12.88%
2009	1.50% to 2.60%	57,783	19.68 to 18.47	1,113,594	1.11%	60.64% to 58.85%
2008	1.50% to 2.50%	57,587	12.25 to 11.68	694,612	0.97%	-58.5% to -58.92%
2007	1.50% to 2.60%	83,699	29.52 to 28.34	2,439,812	0.63%	43.26% to 41.65%
2006	1.50% to 2.60%	68,138	20.61 to 20	1,391,052	0.65%	34.51% to 33.02%
Gartmore NVIT Global Utilities Fund - Class I (GVGU1)
2009	1.25%	1,356	16.23	22,007	3.98%	6.66%
2008	1.25%	1,501	15.22	22,846	2.73%	-33.78%
2007	1.25%	3,488	22.98	80,150	2.52%	18.92%
2006	1.25%	3,870	19.32	74,779	2.52%	35.85%
Gartmore NVIT Global Utilities Fund - Class III (GVGU)
2009	0.95% to 2.25%	617,366	15.35 to 13.82	9,320,767	3.54%	6.95% to 5.55%
2008	0.95% to 2.65%	1,126,815	14.35 to 12.75	15,873,203	2.95%	-33.54% to -34.72%
2007	0.95% to 2.65%	1,589,344	21.59 to 19.54	33,738,996	2.31%	19.24% to 17.31%
2006	0.95% to 2.40%	2,128,548	18.11 to 16.87	38,016,144	2.48%	36.29% to 34.39%
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Gartmore NVIT International Equity Fund - Class I (GIG)
2010	0.95% to 1.85%	62,717	$12.28 to $ 11.18	$754,976	0.80%	12.22% to 11.20%
2009	0.95% to 1.85%	108,942	10.94 to 10.05	1,173,520	0.96%	28.49% to 27.32%
2008	0.95% to 1.85%	95,197	8.51 to 7.9	799,141	1.41%	-46.57% to -47.06%
2007	0.95% to 1.85%	100,313	15.94 to 14.92	1,534,448	0.42%	25.93% to 24.78%
2006	0.95% to 2.10%	121,194	12.65 to 10.95	1,468,870	1.17%	31.71% to 30.34%
Gartmore NVIT International Equity Fund - Class III (GIG3)
2010	0.95% to 2.20%	1,299,368	19.47 to 17.44	24,942,615	0.93%	12.19% to 10.78%
2009	0.95% to 2.45%	1,606,441	17.35 to 15.44	27,490,845	1.02%	28.44% to 26.23%
2008	0.95% to 2.65%	1,835,707	13.51 to 12.07	24,390,061	1.24%	-46.55% to -47.52%
2007	0.95% to 2.65%	2,612,842	25.28 to 22.99	65,136,925	0.44%	25.93% to 23.91%
2006	0.95% to 2.45%	2,362,026	20.07 to 18.73	46,790,507	1.12%	31.69% to 29.87%
Gartmore NVIT International Equity Fund - Class VI (NVIE6)
2010	1.25%	7,153	7.79	55,731	0.81%	11.62%
2009	1.25%	8,052	6.98	56,219	0.85%	27.83%
2008	1.25%	5,501	5.46	30,035	1.01%	-45.38%	*
Gartmore NVIT Worldwide Leaders Fund - Class I (GEF)
2010	0.95% to 2.20%	475,495	15.26 to 10.19	7,136,099	0.99%	10.40% to 9.01%
2009	0.95% to 2.20%	586,309	13.82 to 9.34	7,979,898	1.04%	23.82% to 22.25%
2008	0.95% to 2.20%	726,959	11.16 to 7.64	7,984,545	0.74%	-44.87% to -45.57%
2007	0.95% to 2.20%	930,932	20.25 to 14.04	18,529,122	0.39%	18.75% to 17.25%
2006	0.95% to 2.50%	1,244,511	17.05 to 12.53	20,854,713	0.82%	24.69% to 22.86%
Gartmore NVIT Worldwide Leaders Fund - Class III (GEF3)
2010	0.95% to 2.20%	252,208	20.53 to 18.63	5,115,978	0.97%	10.30% to 8.91%
2009	0.95% to 2.20%	352,465	18.61 to 17.1	6,481,949	1.03%	23.81% to 22.25%
2008	0.95% to 2.20%	421,671	15.03 to 13.99	6,267,551	0.65%	-44.86% to -45.55%
2007	0.95% to 2.30%	672,810	27.26 to 25.68	18,153,268	0.53%	18.8% to 17.29%
2006	0.95% to 2.45%	716,442	22.95 to 21.77	16,294,946	0.93%	24.62% to 22.85%
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2010	0.95% to 2.25%	10,221,217	8.93 to 8.62	90,975,125	0.19%	14.51% to 13.01%
2009	0.95% to 2.30%	13,082,723	7.8 to 7.6	101,820,966	0.18%	51.51% to 49.15%
2008	0.95% to 1.65%	24,053	5.15 to 5.12	123,576	0.00%	-48.51% to -48.75%	*
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
2010	0.95% to 1.90%	318,693	9.79 to 9.53	3,107,996	0.70%	22.41% to 21.35%
2009	0.95% to 2.20%	545,466	8 to 7.81	4,351,485	0.47%	30.29% to 28.45%
2008	0.95% to 2.20%	1,045,538	6.14 to 6.08	6,412,440	0.50%	-38.61% to -39.18%	*
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
2010	2.20%	217	9.44	2,049	0.14%	20.85%
2009	2.20%	217	7.81	1,695	0.09%	28.38%
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
2010	0.95% to 1.40%	289,171	9.29 to 9.16	2,674,006	0.32%	13.86% to 13.44%
2009	0.95% to 1.40%	291,521	8.15 to 8.07	2,370,573	0.96%	27.97% to 27.21%
2008	0.95% to 1.65%	203,409	6.37 to 6.34	1,293,902	1.60%	-36.28% to -36.63%	*
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
2010	0.95% to 1.75%	962,233	10.30 to 10.08	9,861,670	0.86%	9.36% to 8.47%
2009	0.95% to 1.75%	589,939	9.42 to 9.29	5,537,130	2.17%	18.68% to 17.72%
2008	0.95% to 1.65%	382,103	7.94 to 7.9	3,028,279	1.57%	-20.62% to -20.99%	*
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
2010	0.95% to 1.80%	580,022	9.88 to 9.65	5,701,288	0.66%	11.32% to 10.37%
2009	0.95% to 1.80%	418,388	8.87 to 8.75	3,698,081	1.41%	22.98% to 21.93%
2008	0.95% to 1.80%	559,727	7.21 to 7.17	4,026,132	1.69%	-27.86% to -28.31%	*
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
2010	0.95% to 1.90%	807,699	10.77 to 10.49	8,651,582	1.24%	5.79% to 4.77%
2009	0.95% to 1.85%	581,196	10.18 to 10.02	5,894,080	2.88%	11.95% to 10.93%
2008	0.95% to 2.00%	283,337	9.09 to 9.03	2,573,288	1.66%	-9.09% to -9.74%	*
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
2010	0.95% to 1.80%	1,912,124	10.09 to 9.86	19,202,888	0.84%	10.31% to 9.37%
2009	0.95% to 1.85%	1,273,021	9.15 to 9	11,603,008	1.95%	20.79% to 19.61%
2008	0.95% to 1.85%	742,815	7.57 to 7.52	5,617,401	1.74%	-24.27% to -24.76%	*
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
2010	0.95% to 1.55%	703,800	9.64 to 9.48	6,757,246	0.60%	12.23% to 11.56%
2009	0.95% to 1.60%	487,057	8.59 to 8.49	4,172,398	1.51%	25.38% to 24.55%
2008	0.95% to 1.65%	303,444	6.85 to 6.81	2,076,138	1.62%	-31.5% to -31.86%	*
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
2010	0.95% to 1.85%	798,523	10.47 to 10.22	8,326,251	1.01%	8.00% to 7.02%
2009	0.95% to 1.85%	633,405	9.7 to 9.55	6,123,239	2.42%	16.56% to 15.47%
2008	0.95% to 1.85%	445,889	8.32 to 8.27	3,703,801	2.01%	-16.81% to -17.34%	*
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Core Bond Fund - Class I (NVCBD1)
2010	0.95% to 1.90%	722,330	$11.29 to $11.01	$8,117,766	2.70%	6.04% to 5.06%
2009	0.95% to 2.30%	669,759	10.65 to 10.41	7,107,261	3.38%	7.75% to 6.31%
2008	0.95% to 2.05%	109,155	9.88 to 9.81	1,077,426	3.03%	-1.18% to -1.91%	*
NVIT Core Bond Fund - Class II (NVCBD2)
2010	1.50% to 2.50%	72,196	11.05 to 10.75	789,449	2.52%	5.18% to 4.11%
2009	1.50% to 2.50%	63,999	10.51 to 10.33	668,098	3.22%	6.96% to 5.88%
2008	1.50% to 2.50%	10,259	9.82 to 9.76	100,446	3.99%	-1.76% to -2.43%	*
NVIT Core Plus Bond Fund - Class II (NVLCP2)
2010	0.95% to 2.20%	307,535	12.18 to 11.78	3,728,394	2.46%	7.09% to 5.74%
2009	0.95% to 2.20%	344,564	11.38 to 11.14	3,910,872	5.36%	15.33% to 13.88%
2008	0.95% to 1.65%	53,319	9.87 to 9.82	525,408	3.84%	-1.34% to -1.8%	*
NVIT Fund - Class I (TRF)
2010	0.95% to 2.20%	9,987,008	12.59 to 8.47	124,151,365	1.00%	12.37% to 10.96%
2009	0.95% to 2.30%	11,511,657	11.21 to 8.07	127,435,570	1.32%	24.9% to 22.98%
2008	0.95% to 2.65%	13,778,445	8.97 to 6.33	122,081,060	1.37%	-42.11% to -43.17%
2007	0.95% to 2.65%	18,302,786	15.5 to 11.15	279,523,271	1.05%	7.15% to 5.36%
2006	0.95% to 2.65%	23,824,168	14.47 to 10.58	339,222,705	1.89%	12.55% to 10.67%
NVIT Fund - Class II (TRF2)
2010	1.50% to 2.60%	59,096	10.84 to 9.83	623,121	0.70%	11.53% to 10.28%
2009	1.50% to 2.60%	90,233	9.72 to 8.92	855,533	1.09%	23.67% to 22.29%
2008	1.50% to 2.60%	87,219	7.86 to 7.29	671,229	1.14%	-42.49% to -43.13%
2007	1.50% to 2.60%	115,811	13.66 to 12.82	1,545,946	0.76%	6.27% to 5.07%
2006	1.50% to 2.60%	181,993	12.86 to 12.2	2,282,112	0.92%	11.7% to 10.46%
NVIT Global Financial Services Fund - Class I (GVGF1)
2009	1.25%	294	12.61	3,712	1.13%	30.11%
2008	1.25%	346	9.69	3,353	1.82%	-46.95%
2007	1.25%	1,311	18.27	23,954	3.02%	-2.3%
2006	1.25%	1,731	18.7	32,372	1.24%	18.82%
NVIT Global Financial Services Fund - Class III (GVGFS)
2009	0.95% to 2.15%	331,596	13.3 to 12.08	4,332,608	1.1%	30.68% to 29.09%
2008	0.95% to 2.40%	450,548	10.18 to 9.2	4,511,348	2.07%	-46.73% to -47.6%
2007	0.95% to 2.65%	451,291	19.11 to 17.29	8,480,901	2.92%	-2.07% to -3.71%
2006	0.95% to 2.65%	674,775	19.51 to 17.96	12,967,114	2.05%	19.2% to 17.25%
NVIT Government Bond Fund - Class I (GBF)
2010	0.95% to 2.25%	15,180,960	17.82 to 14.63	253,606,247	2.91%	3.79% to 2.42%
2009	0.95% to 2.45%	18,571,113	17.17 to 13.31	298,915,230	3.28%	1.71% to 0.2%
2008	0.95% to 2.70%	25,449,213	16.88 to 12.95	401,600,441	4.25%	6.7% to 4.84%
2007	0.95% to 2.55%	29,988,338	15.82 to 12.52	441,809,358	4.36%	6.13% to 4.44%
2006	0.95% to 2.55%	34,986,437	14.91 to 11.99	483,859,446	3.96%	2.36% to 0.72%
NVIT Government Bond Fund - Class II (GBF2)
2010	1.50% to 2.60%	626,493	13.02 to 11.81	7,945,256	2.60%	2.96% to 1.81%
2009	1.50% to 2.60%	853,076	12.65 to 11.6	10,524,843	3.1%	0.89% to -0.23%
2008	1.50% to 2.60%	1,063,595	12.54 to 11.63	13,041,427	3.97%	5.87% to 4.69%
2007	1.50% to 2.60%	1,206,275	11.84 to 11.11	14,003,822	4.17%	5.3% to 4.12%
2006	1.50% to 2.60%	1,305,790	11.24 to 10.67	14,449,913	3.79%	1.46% to 0.33%
NVIT Growth Fund - Class I (CAF)
2010	0.95% to 2.05%	3,600,445	8.86 to 5.49	30,828,620	0.63%	18.12% to 16.81%
2009	0.95% to 2.05%	4,093,988	7.5 to 4.7	29,698,562	0.56%	32.2% to 30.74%
2008	0.95% to 2.50%	4,801,429	5.67 to 3.62	26,271,368	0.27%	-39.29% to -40.29%
2007	0.95% to 2.50%	6,528,710	9.34 to 6.06	58,670,198	0.17%	18.4% to 16.62%
2006	0.95% to 2.50%	8,225,494	7.89 to 5.2	62,375,925	0.05%	5.16% to 3.55%
NVIT Health Sciences Fund - Class I (GVGH1)
2009	1.25%	5,321	12.54	66,726	0.29%	17.67%
2008	1.25%	6,333	10.66	67,510	0.29%	-26.15%
2007	1.25%	7,058	14.43	101,855	0.08%	11.74%
2006	1.25%	7,575	12.92	97,832	0.00%	1.43%
NVIT Health Sciences Fund - Class III (GVGHS)
2009	0.95% to 2.60%	1,040,801	13.12 to 11.48	13,394,642	0.3%	17.98% to 16.02%
2008	0.95% to 2.65%	1,656,216	11.12 to 9.87	18,079,598	0.26%	-25.94% to -27.26%
2007	0.95% to 2.65%	1,469,574	15.01 to 13.57	21,665,919	0.07%	12.15% to 10.26%
2006	0.95% to 2.65%	1,954,346	13.38 to 12.31	25,738,556	0.00%	1.73% to 0.01%
NVIT International Index Fund - Class VIII (GVIX8)
2010	0.95% to 1.85%	345,841	9.02 to 8.64	3,107,704	1.98%	6.38% to 5.41%
2009	0.95% to 1.85%	362,938	$8.48 to 8.2	3,066,717	2.76%	27.39% to 26.23%
2008	0.95% to 2.20%	274,031	6.65 to 6.43	1,817,251	1.83%	-43.63% to -44.42%
2007	0.95% to 2.20%	362,329	11.8 to 11.56	4,265,033	1.50%	8.34% to 6.97%
2006	0.95% to 2.25%	115,357	10.89 to 10.8	1,254,445	1.67%	8.94% to 7.99%	*
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2010	0.95% to 2.60%	3,478,795	$14.16 to $12.19	$48,049,263	1.65%	13.54% to 11.65%
2009	0.95% to 2.60%	4,157,079	12.47 to 10.91	50,579,875	1%	26% to 23.73%
2008	0.95% to 2.65%	4,774,409	9.9 to 8.79	46,171,625	2.06%	-37.44% to -38.58%
2007	0.95% to 2.65%	5,211,450	15.82 to 14.31	80,716,360	1.96%	4.95% to 3.2%
2006	0.95% to 2.65%	6,062,158	15.08 to 13.86	89,691,367	2.02%	15.76% to 13.85%
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
2010	0.95% to 1.60%	317,412	12.58 to 12.44	3,984,256	1.40%	8.77% to 8.06%
2009	0.95% to 1.85%	127,959	11.57 to 11.5	1,477,660	1.94%	15.66% to 15%	*
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
2010	0.95% to 1.35%	78,659	13.46 to 13.37	1,056,847	1.13%	10.97% to 10.52%
2009	0.95% to 1.20%	61,529	12.13 to 12.11	745,662	1.69%	21.27% to 21.07%	*
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2010	0.95% to 2.60%	4,288,835	13.08 to 11.25	54,764,393	2.25%	4.89% to 3.14%
2009	0.95% to 2.6%	5,109,651	12.47 to 10.91	62,303,928	1.86%	8.05% to 6.25%
2008	0.95% to 2.65%	6,279,027	11.54 to 10.25	70,932,244	3.37%	-6.92% to -8.51%
2007	0.95% to 2.65%	7,077,704	12.4 to 11.2	86,027,776	3.28%	4.37% to 2.6%
2006	0.95% to 2.65%	8,816,232	11.88 to 10.91	102,990,687	3.08%	5.16% to 3.38%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2010	0.95% to 2.60%	19,697,426	12.39 to 11.95	267,407,824	1.95%	9.86% to 8.03%
2009	0.95% to 2.60%	24,580,501	11.28 to 11.07	303,672,799	1.42%	5.32% to 15.97%
2008	0.95% to 2.65%	25,414,593	10.71 to 9.51	265,963,303	2.73%	-23.93% to -25.27%
2007	0.95% to 2.65%	32,085,878	14.08 to 12.73	442,506,944	2.66%	4.65% to 2.89%
2006	0.95% to 2.65%	36,140,122	13.45 to 12.37	477,611,346	2.40%	10.3% to 8.45%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2010	0.95% to 2.60%	9,585,870	14.20 to 12.22	132,535,343	1.85%	11.76% to 9.90%
2009	0.95% to 2.60%	11,933,118	12.7 to 11.12	147,623,643	1.2%	23.21% to 21.16%
2008	0.95% to 2.85%	14,184,832	10.31 to 9.03	142,707,758	2.41%	-32.04% to -33.4%
2007	0.95% to 2.85%	17,437,628	15.17 to 13.55	258,849,290	2.30%	5.14% to 3.17%
2006	0.95% to 2.85%	19,708,022	14.43 to 13.14	278,982,910	2.19%	13.46% to 11.34%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2010	0.95% to 2.60%	6,041,482	13.66 to 11.76	80,607,880	2.15%	7.49% to 5.70%
2009	0.95% to 2.60%	7,849,777	12.71 to 11.13	97,464,346	1.65%	13.47% to 11.58%
2008	0.95% to 2.65%	9,861,417	11.2 to 9.95	107,990,890	3.08%	-15.85% to -17.32%
2007	0.95% to 2.65%	11,879,449	13.31 to 12.03	154,894,244	3.02%	4.85% to 3.08%
2006	0.95% to 2.65%	13,785,352	12.7 to 11.67	171,885,452	2.72%	7.4% to 5.59%
NVIT Leaders Fund - Class I (GVUS1)
2008	1.25%	221	8.28	1,830	0.78%	-50.53%
2007	1.25%	241	16.74	4,035	1.07%	10.16%
NVIT Leaders Fund - Class III (GVUSL)
2009	0.95% to 2.20%	503,325	12.24 to 11.06	6,073,923	0.85%	32.62% to 30.95%
2008	0.95% to 2.25%	663,781	9.23 to 8.43	6,047,515	0.76%	-50.42% to -51.13%
2007	0.95% to 2.25%	854,701	18.61 to 17.25	15,708,795	0.96%	10.49% to 9.1%
2006	0.95% to 2.65%	1,305,544	16.84 to 15.5	21,591,447	0.73%	15.02% to 13.12%
NVIT Mid Cap Index Fund - Class I (MCIF)
2010	0.95% to 2.25%	4,548,842	25.67 to 16.69	121,160,598	1.24%	25.00% to 23.37%
2009	0.95% to 2.30%	5,661,511	20.54 to 16.09	120,603,219	0.95%	35.46% to 33.44%
2008	0.95% to 2.45%	7,039,039	15.16 to 11.88	110,411,233	1.23%	-37.07% to -38.08%
2007	0.95% to 2.70%	9,280,128	24.09 to 18.75	231,258,728	1.40%	6.53% to 4.7%
2006	0.95% to 2.70%	12,312,327	22.62 to 17.9	289,809,079	1.14%	8.85% to 6.99%
NVIT Money Market Fund - Class I (SAM)
2010	0.95% to 2.60%	22,936,653	12.72 to 9.69	280,127,960	0.00%	-0.95% to -2.60%
2009	0.95% to 2.70%	31,981,566	12.84 to 10.08	394,485,878	0.04%	-0.91% to -2.66%
2008	0.95% to 2.70%	55,065,021	12.96 to 10.35	684,634,966	2.01%	1.08% to -0.69%
2007	0.95% to 2.70%	49,223,324	12.82 to 10.43	604,987,318	4.73%	3.79% to 1.97%
2006	0.95% to 2.60%	45,891,908	12.35 to 10.07	541,867,251	4.73%	3.54% to 1.82%
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
2010	1.10% to 1.15%	896	15.22 to 15.20	13,636	0.86%	12.77% to 12.70%
2009	1.10%	813	13.48	10,958	0.00%	34.8%
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
2010	0.95% to 2.25%	7,207,413	9.31 to 8.99	66,875,552	0.73%	12.95% to 11.47%
2009	0.95% to 2.40%	9,022,689	8.25 to 8.03	74,212,142	0.87%	35.16% to 32.99%
2008	0.95% to 2.20%	634,973	6.1 to 6.04	3,869,465	0.11%	-38.99% to -39.56%	*
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
2010	1.25%	212	12.35	2,620	2.07%	4.56%
2009	1.25%	230	11.82	2,718	1.88%	27.89%
2008	1.25%	249	9.24	2,301	1.55%	-47.15%
2007	1.25%	269	17.49	4,704	1.71%	1.42%
2006	1.25%	290	17.24	5,000	1.84%	20.88%
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
2010	0.95% to 2.20%	905,151	$16.28 to $14.77	$14,505,612	2.12%	5.10% to 3.78%
2009	0.95% to 2.20%	1,150,634	15.49 to 14.23	17,575,662	2.06%	28.6% to 26.98%
2008	0.95% to 2.25%	1,767,075	12.04 to 11.2	21,040,830	1.71%	-46.84% to -47.63%
2007	0.95% to 2.40%	2,772,176	22.65 to 21.23	62,192,874	2.18%	1.95% to 0.51%
2006	0.95% to 2.65%	3,773,123	22.22 to 20.92	83,144,686	2.01%	21.58% to 19.6%
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)
2010	1.50% to 2.60%	39,415	10.81 to 10.03	419,558	1.42%	4.26% to 3.10%
2009	1.50% to 2.60%	67,302	10.37 to 9.73	687,819	0.99%	27.55% to 26.12%
2008	1.50% to 2.60%	78,668	8.13 to 7.71	631,418	1.60%	-47.26% to -47.85%
2007	1.50% to 2.60%	106,356	15.41 to 14.79	1,622,051	2.12%	1.15% to 0.01%
2006	1.50% to 2.60%	110,527	15.23 to 14.79	1,669,584	2.05%	20.58% to 19.23%
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2010	0.95% to 2.60%	3,235,185	3.42 to 8.89	29,745,990	0.06%	14.41% to 12.51%
2009	0.95% to 2.20%	1,116,209	8.13 to 7.94	9,044,189	0.86%	28.54% to 26.74%
2008	0.95% to 1.60%	8,873	6.32 to 6.3	56,087	0.27%	-36.76% to -37.04%	*
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
2010	1.50% to 2.60%	97,408	9.12 to 8.85	880,856	0.00%	13.63% to 12.36%
2009	1.50% to 2.60%	138,048	8.02 to 7.87	1,101,310	0.48%	27.41% to 25.99%
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
2010	0.95% to 2.25%	978,492	10.45 to 10.36	10,227,148	0.51%	4.49% to 3.57%	*
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
2010	0.95% to 2.60%	510,297	8.89 to 8.50	4,463,463	0.50%	11.68% to 9.82%
2009	0.95% to 2.60%	671,187	7.96 to 7.74	5,292,201	1.17%	26.2% to 24.1%
2008	0.95% to 2.20%	14,426	6.31 to 6.25	90,859	0.69%	-36.92% to -37.45%	*
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2010	0.95% to 2.25%	11,324,227	9.87 to 9.53	111,318,566	0.00%	25.61% to 23.97%
2009	0.95% to 2.40%	13,643,300	7.86 to 7.65	106,907,689	0.00%	25.91% to 23.87%
2008	0.95% to 2.20%	246,427	6.24 to 6.18	1,535,794	0.00%	-37.6% to -38.17%	*
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
2010	1.20% to 2.10%	828,610	9.73 to 9.49	8,045,704	0.00%	24.95% to 23.81%
2009	1.20% to 2.10%	970,197	7.79 to 7.67	7,545,630	0.00%	25.19% to 24.05%
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2010	0.95% to 2.25%	7,386,826	10.28 to 9.93	75,555,521	1.29%	18.50% to 16.94%
2009	0.95% to 2.25%	9,387,443	8.68 to 8.49	81,175,736	1.17%	29.23% to 27.53%
2008	0.95% to 2.20%	457,440	6.71 to 6.65	3,067,897	1.04%	-32.85% to -33.46%	*
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2010	0.95% to 2.20%	2,093,550	14.61 to 12.60	29,940,560	0.00%	24.26% to 22.69%
2009	0.95% to 2.20%	2,405,794	11.76 to 10.27	27,692,099	0.00%	26.25% to 24.66%
2008	0.95% to 2.65%	2,959,328	9.31 to 7.87	26,975,411	0.00%	-46.93% to -47.93%
2007	0.95% to 2.65%	3,798,082	17.55 to 15.12	65,218,049	0.00%	8.7% to 6.87%
2006	0.95% to 2.65%	5,120,028	16.14 to 14.15	80,726,968	0.00%	2.23% to 0.52%
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
2010	1.50% to 2.60%	52,561	9.98 to 9.06	507,807	0.00%	23.23% to 21.85%
2009	1.50% to 2.60%	75,333	8.1 to 7.43	594,293	0.00%	25.28% to 23.88%
2008	1.50% to 2.60%	93,131	6.47 to 6	588,793	0.00%	-47.34% to -47.93%
2007	1.50% to 2.60%	103,133	12.28 to 11.52	1,241,038	0.00%	7.85% to 6.64%
2006	1.50% to 2.60%	122,637	11.38 to 10.8	1,373,239	0.00%	1.44% to 0.31%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2010	0.95% to 2.40%	4,308,309	25.09 to 18.05	122,185,799	0.60%	25.40% to 23.57%
2009	0.95% to 2.40%	5,299,089	20 to 14.61	119,917,757	0.58%	25.02% to 23.19%
2008	0.95% to 2.85%	6,639,101	16 to 13.6	120,429,640	1.07%	-32.8% to -34.17%
2007	0.95% to 2.85%	9,022,810	23.81 to 20.66	244,691,979	1.12%	-7.78% to -9.53%
2006	0.95% to 2.85%	12,096,038	25.82 to 22.84	359,425,766	0.44%	16.18% to 14.02%
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
2010	1.50% to 2.60%	95,306	13.87 to 12.58	1,284,076	0.38%	24.58% to 23.19%
2009	1.50% to 2.60%	123,050	11.13 to 10.21	1,335,668	0.54%	23.97% to 22.59%
2008	1.50% to 2.60%	148,938	8.98 to 8.33	1,308,555	0.86%	-33.32% to -34.06%
2007	1.50% to 2.60%	199,657	13.47 to 12.64	2,640,730	0.94%	-8.63% to -9.66%
2006	1.50% to 2.60%	241,778	14.74 to 13.99	3,513,687	0.22%	15.35% to 14.06%
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2010	0.95% to 2.25%	4,900,621	23.35 to 13.87	124,117,565	0.28%	24.13% to 22.50%
2009	0.95% to 2.25%	6,145,117	18.81 to 11.32	125,332,191	0.27%	33.42% to 31.67%
2008	0.95% to 2.65%	7,666,352	14.1 to 12.51	117,309,267	0.78%	-38.78% to -39.91%
2007	0.95% to 2.70%	10,099,992	23.03 to 20.72	253,285,980	0.08%	1.16% to -0.59%
2006	0.95% to 2.70%	12,928,900	22.77 to 20.84	324,063,535	0.10%	10.98% to 9.08%
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
2010	1.50% to 2.60%	180,903	$15.29 to $13.87	$2,679,638	0.05%	23.11% to 21.73%
2009	1.50% to 2.60%	239,791	12.42 to 11.4	2,898,029	0.16%	32.41% to 30.93%
2008	1.50% to 2.60%	281,038	9.38 to 8.7	2,575,248	0.59%	-39.28% to -39.96%
2007	1.50% to 2.60%	316,449	15.45 to 14.5	4,795,091	0.00%	0.36% to -0.77%
2006	1.50% to 2.60%	350,572	15.39 to 14.61	5,311,628	0.05%	10.08% to 8.85%
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2010	0.95% to 2.60%	4,263,225	16.69 to 13.56	69,754,208	6.07%	9.54% to 7.71%
2009	0.95% to 2.60%	5,382,701	15.24 to 12.59	80,458,840	9.45%	23.2% to 21.15%
2008	0.95% to 2.60%	6,067,116	12.37 to 10.39	73,652,612	6.83%	-18.08% to -19.44%
2007	0.95% to 2.60%	9,025,394	15.1 to 12.83	133,623,996	3.91%	3.63% to 1.91%
2006	0.95% to 2.65%	10,669,793	14.57 to 12.54	152,161,010	3.94%	3.84% to 2.08%
NVIT Short Term Bond Fund - Class II (NVSTB2)
2010	0.95% to 2.20%	1,469,186	10.63 to 10.28	15,554,330	1.29%	1.45% to 0.17%
2009	0.95% to 2.20%	2,035,595	10.48 to 10.26	21,275,367	2.48%	6.09% to 4.77%
2008	0.95% to 2.20%	208,273	9.88 to 9.8	2,054,736	2.36%	-1.2% to -2.03%	*
NVIT Technology & Communications Fund - Class I (GGTC)
2009	0.95% to 1.90%	318,647	3.04 to 2.78	956,649	0.00%	51.02% to 49.57%
2008	0.95% to 1.90%	374,006	2.02 to 1.86	747,529	0.00%	-49.06% to -49.55%
2007	0.95% to 2.20%	455,623	3.96 to 4.45	1,833,559	0.00%	18.95% to 17.53%
2006	0.95% to 2.20%	572,880	3.33 to 3.78	1,988,895	0.00%	10.12% to 8.78%
NVIT Technology & Communications Fund - Class III (GGTC3)
2009	0.95% to 2.25%	1,054,005	11.26 to 10.17	11,699,017	0.00%	51% to 49.02%
2008	0.95% to 2.40%	530,725	7.45 to 6.75	3,893,594	0.00%	-49.08% to -49.89%
2007	0.95% to 2.55%	1,242,540	14.64 to 13.36	17,936,450	0.00%	19.04% to 17.2%
2006	0.95% to 2.40%	1,016,600	12.3 to 11.48	12,346,090	0.00%	10.03% to 8.47%
NVIT U.S. Growth Leaders Fund - Class I (GVUG1)
2009	1.25% to 2.25%	21,372	12.91 to 9.51	240,376	0.00%	24.27% to 23.01%
2008	1.25% to 2.25%	32,147	10.39 to 7.74	303,734	0.00%	-42.03% to -42.62%
2007	1.25% to 2.25%	29,414	17.91 to 13.48	491,713	0.00%	20.95% to 19.72%
2006	1.25% to 2.25%	30,749	14.81 to 11.26	430,940	0.36%	-1.53% to -2.53%
NVIT U.S. Growth Leaders Fund - Class III (GVUGL)
2009	0.95% to 2.60%	657,631	12.17 to 10.65	7,854,087	0.00%	24.6% to 22.52%
2008	0.95% to 2.60%	806,416	9.76 to 8.69	7,732,189	0.00%	-41.82% to -42.79%
2007	0.95% to 2.60%	1,182,851	16.78 to 15.19	19,501,101	0.00%	21.26% to 19.23%
2006	0.95% to 2.65%	1,642,957	13.84 to 12.72	22,390,777	0.25%	-1.23% to -2.89%
Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)
2010	0.95% to 2.40%	35,443,657	13.98 to 13.65	494,416,782	0.06%	7.77% to 6.19%
2009	0.95% to 1.85%	103,250	12.98 to 12.9	1,339,008	0.33%	29.77% to 28.98%	*
Oppenheimer NVIT Large Cap Growth Fund - Class II (NVOLG2)
2010	1.50% to 2.60%	934,222	13.80 to 13.54	12,819,308	0.07%	6.89% to 5.70%
2009	1.95%	983	12.87	12,649	0.00%	28.68%	*
Templeton NVIT International Value Fund - Class III (NVTIV3)
2010	0.95% to 1.90%	281,143	13.64 to 13.44	3,825,427	1.78%	5.34% to 4.38%
2009	0.95% to 2.20%	452,463	12.95 to 12.85	5,854,117	0.45%	29.52% to 28.49%	*
Van Kampen NVIT Comstock Value Fund - Class I (EIF)
2010	0.95% to 2.20%	2,221,826	12.31 to 8.46	26,948,240	1.47%	14.67% to 13.23%
2009	0.95% to 2.20%	2,805,689	10.74 to 7.97	29,662,654	1.09%	27.33% to 25.55%
2008	0.95% to 2.65%	3,874,794	8.43 to 6.06	32,033,298	1.92%	-37.59% to -38.75%
2007	0.95% to 2.60%	5,253,145	13.51 to 9.94	69,826,598	1.77%	-3.15% to -4.72%
2006	0.95% to 2.60%	6,614,484	13.95 to 10.43	90,688,992	1.68%	14.81% to 12.95%
Van Kampen NVIT Real Estate Fund - Class I (NVRE1)
2010	0.95% to 2.60%	11,210,732	9.38 to 8.96	104,636,450	1.88%	28.95% to 26.80%
2009	0.95% to 2.60%	13,652,000	7.27 to 7.07	98,956,949	2.14%	29.59% to 27.43%
2008	0.95% to 1.95%	155,589	5.61 to 5.57	871,617	4.12%	-43.89% to -44.27%	*
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
2010	0.95% to 2.35%	2,809,299	10.82 to 9.70	29,875,050	5.23%	4.28% to 2.81%
2009	0.95% to 2.35%	2,844,136	10.38 to 9.44	29,105,787	7.43%	12.25% to 10.66%
2008	0.95% to 2.35%	3,139,734	9.25 to 8.53	28,745,640	3.94%	-14.25% to -15.46%
2007	0.95% to 2.35%	4,927,107	10.78 to 10.09	52,802,423	2.80%	3.77% to 2.3%
2006	0.95% to 2.35%	5,053,380	10.39 to 9.86	52,415,451	3.28%	3.21% to 1.76%
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
2010	0.95% to 1.75%	602,956	11.80 to 11.65	7,099,754	1.27%	8.33% to 7.46%
2009	0.95% to 1.90%	356,059	10.9 to 10.83	3,876,841	0.81%	8.97% to 8.27%	*
Low Duration Portfolio - Advisor Class (PMVLAD)
2010	0.95% to 2.20%	2,894,543	11.44 to 11.20	32,987,611	1.57%	4.19% to 2.87%
2009	0.95% to 2.25%	1,622,430	10.98 to 10.88	17,783,700	1.43%	9.76% to 8.83%	*
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
V.I. Basic Balanced Fund - Series I (AVB)
2010	0.95% to 1.55%	20,191	$10.13 to $9.58	$201,197	1.72%	7.04% to 6.39%
2009	0.95% to 2.05%	37,731	9.46 to 8.63	347,836	5.62%	32.57% to 30.94%
2008	0.95% to 2.05%	43,568	7.14 to 6.59	302,629	4.40%	-38.91% to -39.65%
2007	0.95% to 2.05%	51,932	11.69 to 10.92	592,270	2.78%	1.23% to 0.14%
2006	0.95% to 2.05%	67,132	11.54 to 10.91	759,789	1.91%	9.51% to 8.33%
V.I. Basic Value Fund - Series II (AVBV2)
2010	1.25%	7,408	9.93	73,537	0.10%	5.60%
2009	1.25%	8,622	9.4	81,041	0.02%	45.89%
2008	0.95% to 2.60%	642,858	5.1 to 5.51	3,559,622	0.46%	-52.36% to -53.16%
2007	0.95% to 2.60%	689,206	10.71 to 11.75	8,284,492	0.33%	0.4% to -1.29%
2006	0.95% to 2.60%	788,633	10.67 to 11.91	9,603,590	0.13%	6.66% to 10.01%	*
V.I. Capital Appreciation Fund - Series I (AVCA)
2010	0.95% to 1.60%	9,360	10.30 to 9.70	93,543	0.75%	14.39% to 13.64%
2009	0.95% to 1.75%	11,670	$9 to 5.76	101,643	0.71%	19.93% to 18.76%
2008	0.95% to 1.75%	11,674	7.51 to 4.85	85,201	0.00%	-43.04% to -43.57%
2007	0.95% to 1.75%	14,793	13.18 to 8.59	190,381	0.00%	10.94% to 10.1%
2006	0.95% to 1.75%	16,225	11.88 to 7.81	189,293	0.06%	5.29% to 4.49%
V.I. Capital Appreciation Fund - Series II (AVCA2)
2010	0.95% to 2.60%	125,988	8.50 to 8.99	1,150,533	0.49%	14.11% to 12.21%
2009	0.95% to 2.60%	147,550	7.45 to 8.01	1,192,449	0.23%	19.57% to 17.58%
2008	0.95% to 2.60%	153,590	6.23 to 6.81	1,048,390	0.00%	-43.17% to -44.12%
2007	0.95% to 2.60%	161,870	10.96 to 12.19	1,968,091	0.00%	10.67% to 8.81%
2006	0.95% to 2.60%	157,478	9.9 to 11.21	1,783,140	0.00%	-0.98% to 3.31%	*
V.I. Capital Development Fund - Series II (AVCD2)
2010	0.95% to 2.50%	110,859	9.56 to 11.76	1,120,317	0.00%	17.35% to 15.51%
2009	0.95% to 2.50%	208,876	8.15 to 10.18	1,772,494	0.00%	40.64% to 38.44%
2008	0.95% to 2.50%	194,563	5.79 to 7.35	1,175,536	0.00%	-47.63% to -48.45%
2007	0.95% to 2.60%	344,231	11.06 to 14.22	3,993,353	0.00%	9.49% to 7.66%
2006	0.95% to 2.60%	240,855	10.11 to 13.2	2,691,334	0.00%	1.05% to 13.24%	*
V.I. Core Equity Fund - Series I (AVGI)
2010	0.95% to 1.90%	37,621	13.63 to 12.50	487,965	0.97%	8.52% to 7.55%
2009	0.95% to 1.55%	41,016	12.56 to 11.96	497,604	2.3%	27.08% to 26.31%
2008	0.95% to 1.55%	31,402	9.89 to 9.47	301,847	1.70%	-30.81% to -31.23%
2007	0.95% to 1.55%	45,118	14.29 to 13.77	628,584	1.14%	7.08% to 6.43%
2006	0.95% to 1.55%	46,417	13.34 to 12.93	605,844	0.86%	15.6% to 14.9%
V.I. Core Equity Fund - Series II (AVCE2)
2010	1.50% to 2.60%	77,258	10.67 to 10.13	807,804	0.75%	7.61% to 6.41%
2009	1.50% to 2.60%	113,102	9.92 to 9.52	1,105,384	1.48%	26.06% to 24.65%
2008	1.50% to 2.60%	161,347	7.87 to 7.63	1,255,694	2.13%	-31.37% to -32.14%
2007	1.50% to 2.60%	148,885	11.46 to 11.25	1,696,260	0.91%	6.25% to 5.06%
2006	1.50% to 2.60%	173,478	10.79 to 10.71	1,867,311	1.03%	7.89% to 7.08%	*
V.I. Global Health Care Fund - Series I (IVHS)
2010	0.95% to 1.25%	9,435	11.00 to 10.85	103,057	0.00%	4.12% to 3.80%
2009	0.95% to 1.25%	11,235	10.55 to 10.44	117,816	0.4%	26.5% to 25.93%
2008	0.95% to 1.20%	9,622	8.34 to 8.29	79,955	0.00%	-29.32% to -29.51%
2007	0.95% to 1.15%	6,191	11.8 to 11.76	72,864	0.00%	10.9% to 10.53%
2006	1.10% to 1.15%	4,361	10.64	46,401	0.00%	6.4%	*
V.I. Global Real Estate Fund - Series I (IVRE)
2010	0.95% to 1.30%	34,474	10.01 to 9.85	342,593	5.13%	16.22% to 15.81%
2009	0.95% to 1.30%	36,267	8.6 to 8.49	310,149	0.00%	30.3% to 29.82%
2008	0.95% to 1.30%	32,265	6.6 to 6.54	212,007	5.42%	-45.18% to -45.36%
2007	0.95% to 1.30%	41,195	12.04 to 11.97	494,841	6.36%	-6.3% to -6.85%
2006	1.10% to 1.20%	8,689	12.85	111,654	1.88%	28.5%	*
V.I. Large Cap Growth Fund - Series I (AVLCG)
2008	0.95% to 2.05%	44,214	7.17 to 6.95	313,946	0.01%	-38.87% to -39.6%
2007	0.95% to 2.05%	46,389	11.73 to 11.51	541,476	0.03%	14.54% to 13.32%
2006	0.95% to 2.05%	44,482	10.24 to 10.16	454,392	0.33%	2.37% to 10.45%	*
VPS Growth and Income Portfolio - Class B (ALVGIB)
2010	1.50% to 2.60%	139,314	10.60 to 9.61	1,434,511	0.00%	11.11% to 9.87%
2009	1.50% to 2.60%	174,315	9.54 to 8.75	1,623,035	3.48%	18.54% to 17.22%
2008	1.50% to 2.60%	193,493	8.04 to 7.46	1,525,163	1.77%	-41.59% to -42.24%
2007	1.50% to 2.60%	246,507	13.77 to 12.92	3,331,646	1.27%	3.28% to 2.12%
2006	1.50% to 2.60%	310,719	13.33 to 12.65	4,080,190	1.16%	15.23% to 13.95%
VPS Large Cap Growth Portfolio - Class B (ALVPGB)
2010	1.50% to 2.60%	151,328	10.88 to 9.87	1,608,213	0.28%	8.18% to 6.98%
2009	1.50% to 2.60%	204,515	$10.06 to 9.23	2,012,131	0.00%	35.05% to 33.54%
2008	1.50% to 2.60%	224,033	7.45 to 6.91	1,635,999	0.00%	-40.73% to -41.39%
2007	1.50% to 2.60%	261,646	12.57 to 11.79	3,233,536	0.00%	11.9% to 10.64%
2006	1.50% to 2.60%	309,329	11.23 to 10.66	3,426,400	0.00%	-2.13% to -3.22%
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)
2010	0.95% to 2.60%	751,905	$11.01 to $ 15.98	$9,603,846	0.36%	25.39% to 23.30%
2009	0.95% to 2.60%	714,580	8.78 to 12.96	7,535,414	0.68%	41.3% to 38.95%
2008	0.95% to 2.60%	548,109	6.21 to 9.33	4,242,720	0.34%	-37.85% to -37.42%	*
2007	1.50% to 2.60%	301,006	15.88 to 14.9	4,684,007	0.71%	0% to -1.13%
2006	1.50% to 2.60%	386,718	15.88 to 15.07	6,042,234	0.23%	12.49% to 11.24%
VP Income & Growth Fund - Class I (ACVIG)
2010	0.95% to 2.20%	4,808,008	14.35 to 8.86	65,536,631	1.51%	13.06% to 11.64%
2009	0.95% to 2.20%	5,855,561	12.69 to 7.94	70,573,993	4.88%	16.97% to 15.5%
2008	0.95% to 2.65%	7,348,426	10.85 to 6.89	75,486,167	2.14%	-35.21% to -36.4%
2007	0.95% to 2.70%	9,788,983	16.74 to 10.79	154,835,106	2.01%	-1.02% to -2.72%
2006	0.95% to 2.70%	12,795,441	16.92 to 11.09	204,032,784	1.87%	15.98% to 13.98%
VP Income & Growth Fund - Class II (ACVIG2)
2010	1.50% to 2.60%	139,202	11.24 to 10.20	1,507,703	1.25%	12.15% to 10.90%
2009	1.50% to 2.60%	163,644	10.02 to 9.19	1,589,419	4.41%	16.01% to 14.71%
2008	1.50% to 2.60%	192,829	8.64 to 8.01	1,623,634	1.86%	-35.71% to -36.43%
2007	1.50% to 2.60%	265,462	13.44 to 12.61	3,487,820	1.75%	-1.94% to -3.04%
2006	1.50% to 2.60%	300,974	13.7 to 13	4,049,472	1.46%	15.07% to 13.79%
VP Inflation Protection Fund - Class II (ACVIP2)
2010	0.95% to 2.45%	4,962,733	13.08 to 11.63	64,018,130	1.65%	4.12% to 2.54%
2009	0.95% to 2.45%	5,478,989	12.56 to 11.34	68,026,571	1.65%	9.17% to 7.51%
2008	0.95% to 2.60%	5,726,351	11.5 to 10.46	65,214,085	4.90%	-2.52% to -4.15%
2007	0.95% to 2.45%	4,431,444	11.8 to 10.99	51,890,335	4.19%	8.45% to 6.8%
2006	0.95% to 2.45%	4,707,380	10.88 to 10.29	50,948,708	3.29%	0.62% to -0.89%
VP International Fund - Class I (ACVI)
2010	0.95% to 1.75%	131,890	16.29 to 11.83	2,129,207	1.96%	12.22% to 11.31%
2009	0.95% to 1.75%	125,256	14.51 to 10.63	1,802,949	3.52%	32.49% to 31.42%
2008	0.95% to 2.20%	3,336,445	10.95 to 7.73	35,539,884	0.86%	-45.35% to -46.04%
2007	0.95% to 2.20%	4,451,587	20.04 to 14.33	86,714,737	0.74%	16.93% to 15.45%
2006	0.95% to 2.30%	6,064,805	17.14 to 12.55	100,851,481	1.67%	23.84% to 22.26%
VP International Fund - Class III (ACVI3)
2010	1.00% to 1.75%	10,476	14.88 to 13.93	146,144	1.91%	12.16% to 11.31%
2009	1.20% to 1.75%	11,571	13.06 to 12.51	145,033	3.59%	32.16% to 31.42%
2008	0.95% to 2.40%	3,095,336	10.05 to 9.12	30,650,236	0.85%	-45.35% to -46.21%
2007	0.95% to 2.40%	4,069,860	18.39 to 16.95	73,855,522	0.71%	16.93% to 15.31%
2006	0.95% to 2.40%	4,778,927	15.73 to 14.7	74,273,751	1.66%	23.84% to 22.14%
VP Mid Cap Value Fund - Class I (ACVMV1)
2010	0.95% to 2.20%	914,061	12.22 to 11.51	11,085,155	2.17%	18.12% to 16.63%
2009	0.95% to 2.70%	1,084,995	10.34 to 11.51	11,196,510	3.66%	28.71% to 26.35%
2008	0.95% to 2.70%	1,333,554	8.04 to 9.11	10,844,194	0.09%	-25.07% to -26.46%
2007	0.95% to 2.70%	1,184,247	10.72 to 12.39	13,140,130	0.91%	-3.24% to -4.9%
2006	0.95% to 2.10%	710,275	11.08 to 13.16	8,181,606	1.17%	10.83% to 10.02%	*
VP Mid Cap Value Fund - Class II (ACVMV2)
2010	1.25% to 2.25%	38,845	14.40 to 13.59	543,686	2.12%	17.46% to 16.28%
2009	1.25% to 2.25%	35,520	12.26 to 11.69	426,241	3.66%	28.18% to 26.9%
2008	1.25% to 2.25%	32,785	9.56 to 9.21	309,671	0.07%	-25.45% to -26.21%
2007	1.25% to 2.25%	32,641	12.83 to 12.48	416,040	0.83%	-3.65% to -4.63%
2006	1.25% to 2.25%	8,750	13.31 to 13.09	115,621	0.63%	18.73% to 17.53%
VP Ultra(R) Fund - Class I (ACVU1)
2010	1.75%	23,615	10.42	245,986	0.04%	14.05%
2009	1.60% to 1.75%	3,041	9.24 to 9.13	27,971	0.46%	32.33% to 32.13%
2008	0.95% to 2.60%	624,611	7.3 to 6.52	4,484,214	0.00%	-42.04% to -43.05%
2007	0.95% to 2.60%	1,401,693	12.59 to 11.45	17,358,338	0.00%	19.86% to 17.9%
2006	0.95% to 2.60%	1,154,945	10.5 to 9.71	11,969,379	0.00%	-4.19% to -5.79%
VP Ultra(R) Fund - Class II (ACVU2)
2008	1.50% to 2.60%	143,661	6.95 to 6.45	976,692	0.00%	-42.52% to -43.17%
2007	1.50% to 2.60%	152,411	12.1 to 11.35	1,808,127	0.00%	19.02% to 17.68%
2006	1.50% to 2.60%	188,556	10.16 to 9.64	1,888,473	0.00%	-4.83% to -5.89%
VP Value Fund - Class I (ACVV)
2010	0.95% to 1.30%	117,661	19.10 to 19.69	2,315,963	1.66%	11.49% to 11.87%
2009	0.95% to 2.30%	10,383,543	17 to 13.79	178,152,843	5.83%	18.72% to 16.99%
2008	0.95% to 2.65%	13,651,071	14.32 to 11.37	196,852,924	2.57%	-27.47% to -28.8%
2007	0.95% to 2.65%	18,297,238	19.75 to 15.97	363,738,720	1.77%	-6.04% to -7.62%
2006	0.95% to 2.65%	24,152,492	21.02 to 17.29	511,945,824	1.37%	17.53% to 15.57%
VP Value Fund - Class II (ACVV2)
2009	1.50% to 2.60%	358,036	11.75 to 10.78	4,107,489	5.56%	17.93% to 16.61%
2008	1.50% to 2.60%	431,804	9.96 to 9.24	4,213,977	2.37%	-27.9% to -28.71%
2007	1.50% to 2.60%	539,862	13.82 to 12.97	7,328,653	1.55%	-6.74% to -7.78%
2006	1.50% to 2.60%	597,711	14.82 to 14.06	8,726,674	1.17%	16.69% to 15.39%
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
VP Vista(SM) Fund - Class I (ACVVS1)
2008	0.95% to 2.20%	889,566	$6.74 to $ 8.38	$6,061,323	0.00%	-49.11% to -49.8%
2007	0.95% to 2.55%	2,287,313	13.24 to 16.54	31,504,187	0.00%	38.44% to 36.31%
2006	0.95% to 1.65%	46,824	9.57 to 9.52	465,527	0.00%	-4.34% to -4.79%	*
VP Vista(SM) Fund -Class II (ACVVS2)
2008	1.25% to 2.25%	32,734	8.52 to 8.21	274,343	0.00%	-49.36% to -49.87%
2007	1.25% to 2.25%	27,543	16.83 to 16.38	460,497	0.00%	37.78% to 36.38%
2006	1.25% to 2.25%	1,368	12.21 to 12.01	16,525	0.00%	7.52% to 6.43%
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2010	0.95% to 2.25%	1,716,152	15.72 to 14.02	26,538,538	0.64%	24.63% to 23.00%
2009	0.95% to 2.25%	2,276,941	12.61 to 11.4	28,341,084	2.39%	23.84% to 22.21%
2008	0.95% to 2.30%	2,956,423	10.18 to 9.3	29,718,594	0.83%	-31.57% to -32.57%
2007	0.95% to 2.30%	2,832,247	14.88 to 13.79	41,592,170	0.42%	-1.6% to -2.91%
2006	0.95% to 2.45%	3,827,015	15.12 to 14.11	57,168,985	0.46%	13.33% to 11.68%
Stock Index Fund, Inc. - Initial Shares (DSIF)
2010	0.95% to 2.25%	25,036,633	14.40 to 8.10	344,641,183	1.80%	13.75% to 12.26%
2009	0.95% to 2.40%	29,044,402	12.66 to 8.1	351,401,392	2.06%	25.13% to 23.13%
2008	0.95% to 2.65%	34,537,124	10.12 to 6.41	333,126,530	2.04%	-37.74% to -38.87%
2007	0.95% to 2.65%	44,544,149	16.25 to 10.49	687,316,477	1.71%	4.25% to 2.51%
2006	0.95% to 2.65%	57,892,321	15.59 to 10.23	853,698,329	1.60%	14.4% to 12.49%
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
2010	0.95% to 2.25%	3,796,404	12.16 to 6.35	44,919,292	0.90%	13.73% to 12.23%
2009	0.95% to 2.25%	4,390,417	10.7 to 5.65	45,732,384	0.98%	32.48% to 30.75%
2008	0.95% to 2.25%	5,103,159	8.07 to 5.36	40,160,422	0.78%	-35.05% to -35.95%
2007	0.95% to 2.70%	6,507,082	12.43 to 8.03	78,657,447	0.56%	6.76% to 4.91%
2006	0.95% to 2.70%	8,426,635	11.64 to 7.66	94,920,399	0.11%	8.17% to 6.29%
The Dreyfus Socially Responsible Growth Fund, Inc. - Service Shares (DSRGS)
2010	1.50% to 2.60%	8,596	10.76 to 9.76	90,116	0.71%	12.83% to 11.57%
2009	1.50% to 2.60%	12,253	9.53 to 8.75	114,013	0.65%	31.44% to 29.97%
2008	1.50% to 2.60%	13,576	7.25 to 6.73	96,608	0.44%	-35.57% to -36.29%
2007	1.50% to 2.60%	18,076	11.26 to 10.56	199,928	0.29%	5.87% to 4.68%
2006	1.50% to 2.60%	21,134	10.63 to 10.09	221,499	0.00%	7.33% to 6.13%
Appreciation Portfolio - Initial Shares (DCAP)
2010	0.95% to 2.25%	3,905,064	16.28 to 9.69	60,048,211	2.21%	14.22% to 12.72%
2009	0.95% to 2.45%	4,306,442	14.25 to 9.1	57,939,394	2.62%	21.39% to 19.44%
2008	0.95% to 2.45%	5,283,363	11.74 to 7.61	58,519,397	2.08%	-30.22% to -31.32%
2007	0.95% to 2.45%	6,500,979	16.82 to 11.09	103,040,409	1.63%	6.11% to 4.56%
2006	0.95% to 2.60%	8,535,184	15.85 to 10.48	127,178,838	1.60%	15.37% to 13.5%
Appreciation Portfolio - Service Shares (DCAPS)
2010	1.50% to 2.60%	139,376	11.99 to 10.87	1,621,785	2.02%	13.32% to 12.06%
2009	1.50% to 2.60%	170,902	10.58 to 9.7	1,765,657	2.67%	20.4% to 19.05%
2008	1.50% to 2.60%	243,047	8.79 to 8.15	2,082,345	1.75%	-30.78% to -31.55%
2007	1.50% to 2.60%	281,395	12.69 to 11.91	3,498,498	1.36%	5.24% to 4.06%
2006	1.50% to 2.60%	328,325	12.06 to 11.44	3,894,443	1.32%	14.47% to 13.2%
Developing Leaders Portfolio - Initial Shares (DSC)
2010	0.95% to 1.55%	8,165	11.69 to 11.06	92,805	0.89%	29.90% to 29.12%
2009	0.95% to 1.55%	17,873	9 to 8.57	157,759	1.58%	24.84% to 24.08%
2008	0.95% to 1.55%	17,445	7.21 to 6.9	123,595	1.08%	-38.19% to -38.56%
2007	0.95% to 1.85%	42,914	11.66 to 9.91	453,757	0.75%	-11.91% to -12.71%
2006	0.95% to 1.85%	41,384	13.24 to 11.35	497,921	0.40%	2.79% to 1.88%
International Value Portfolio - Initial Shares (DVIV)
2010	0.95% to 1.55%	7,345	16.23 to 15.35	117,319	2.26%	3.46% to 2.84%
2009	0.95% to 1.55%	16,864	15.69 to 14.93	257,017	4.12%	29.73% to 28.94%
2008	0.95% to 1.55%	20,031	12.09 to 11.58	235,670	2.72%	-37.92% to -38.29%
2007	0.95% to 1.55%	26,630	19.48 to 18.77	506,713	1.58%	3.16% to 2.53%
2006	0.95% to 1.55%	27,160	18.88 to 18.3	503,070	1.40%	21.44% to 20.7%
Capital Appreciation Fund II - Service Shares (FCA2S)
2010	1.50% to 2.60%	56,848	11.12 to 10.09	607,510	0.72%	11.31% to 10.07%
2009	1.50% to 2.20%	58,283	9.99 to 9.46	565,180	0.71%	11.57% to 10.77%
2008	1.50% to 2.20%	70,121	8.95 to 8.54	612,911	0.02%	-30.72% to -31.22%
2007	1.50% to 2.20%	84,547	12.92 to 12.41	1,070,416	0.57%	7.99% to 7.22%
2006	1.50% to 2.60%	94,849	11.97 to 11.36	1,115,659	0.53%	14.05% to 12.78%
Clover Value Fund II - Service Shares (FALFS)
2009	1.50% to 2.60%	23,209	8.41 to 7.72	187,104	2.34%	12.79% to 11.53%
2008	1.50% to 2.60%	27,949	7.46 to 6.92	201,610	1.41%	-34.95% to -35.68%
2007	1.50% to 2.60%	43,489	11.46 to 10.76	488,122	1.33%	-11.22% to -12.22%
2006	1.50% to 2.60%	49,357	12.91 to 12.25	626,940	1.32%	14.74% to 13.46%
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
High Income Bond Fund II - Service Shares (FHIBS)
2010	1.50% to 2.60%	154,353	$17.17 to $15.58	$2,568,928	8.79%	12.67% to 11.41%
2009	1.50% to 2.60%	242,434	15.24 to 13.98	3,594,078	10.82%	50.19% to 48.52%
2008	1.50% to 2.60%	273,394	10.15 to 9.41	2,716,350	9.62%	-27.2% to -28.02%
2007	1.50% to 2.60%	339,327	13.94 to 13.08	4,625,870	7.96%	1.63% to 0.49%
2006	1.50% to 2.60%	381,404	13.71 to 13.01	5,132,472	8.12%	8.91% to 7.7%
Market Opportunity Fund II - Service Shares (FVMOS)
2009	0.95% to 2.20%	312,243	9.93 to 9.48	3,079,972	1.98%	0.32% to -0.94%
2008	0.95% to 2.40%	469,126	9.9 to 9.52	4,620,131	1.76%	-1.81% to -3.24%
2007	0.95% to 1.85%	121,945	10.08 to 9.93	1,223,240	1.48%	-2.43% to -3.32%
2006	0.95% to 2.25%	113,120	10.33 to 10.24	1,166,083	0.00%	3.3% to 2.4%	*
Quality Bond Fund II - Primary Shares (FQB)
2010	0.95% to 2.25%	8,254,166	16.82 to 14.94	135,697,381	5.10%	7.47% to 6.06%
2009	0.95% to 2.30%	10,095,439	15.65 to 13.44	154,419,893	6.54%	19.29% to 17.68%
2008	0.95% to 2.70%	12,428,184	13.12 to 10.98	159,204,010	5.45%	-8.17% to -9.79%
2007	0.95% to 2.70%	16,768,928	14.28 to 12.17	233,498,819	4.90%	4.38% to 2.55%
2006	0.95% to 2.70%	19,923,851	13.69 to 11.87	265,905,915	4.23%	3.17% to 1.36%
Quality Bond Fund II - Service Shares (FQBS)
2010	1.50% to 2.60%	439,803	13.55 to 12.29	5,785,519	4.99%	6.66% to 5.47%
2009	1.50% to 2.60%	538,177	12.7 to 11.65	6,667,702	6.25%	18.35% to 17.03%
2008	1.50% to 2.60%	606,570	10.73 to 9.96	6,380,094	4.98%	-8.94% to -9.96%
2007	1.50% to 2.60%	733,237	11.78 to 11.06	8,484,162	4.67%	3.55% to 2.39%
2006	1.50% to 2.60%	826,174	11.38 to 10.8	9,261,610	3.83%	2.37% to 1.23%
Contrafund Portfolio - Service Class 2 (FC2)
2009	1.50% to 2.60%	871,508	13.56 to 12.44	11,508,587	1.15%	33.44% to 31.95%
2008	1.50% to 2.60%	983,215	10.16 to 9.43	9,774,545	0.73%	-43.55% to -44.18%
2007	1.50% to 2.60%	1,171,503	18 to 16.89	20,703,707	0.75%	15.53% to 14.24%
2006	1.50% to 2.60%	1,229,048	15.58 to 14.79	18,868,372	0.99%	9.76% to 8.54%
Fidelity(R) VIP Fund - Value Strategies Portfolio - Service Class 2 (FVSS2)
2010	1.50% to 2.60%	76,877	14.39 to 13.05	1,076,207	0.26%	24.44% to 23.06%
2009	1.50% to 2.60%	107,421	11.56 to 10.61	1,209,103	0.34%	54.8% to 53.07%
2008	1.50% to 2.60%	137,880	7.47 to 6.93	1,006,487	0.48%	-52.02% to -52.56%
2007	1.50% to 2.60%	172,687	15.57 to 14.61	2,634,568	0.63%	3.85% to 2.68%
2006	1.50% to 2.60%	189,220	14.99 to 14.23	2,790,485	0.35%	14.27% to 13%
VIP Fund -Contrafund Portfolio - Service Class (FCS)
2010	0.95% to 1.35%	627,694	21.72 to 20.65	13,355,641	0.09%	15.96% to 15.50%
2009	0.95% to 2.40%	21,380,872	18.73 to 10.26	389,004,147	1.25%	34.38% to 32.41%
2008	0.95% to 2.85%	25,997,531	13.94 to 8.86	351,356,151	0.79%	-43.16% to -44.31%
2007	0.95% to 2.85%	34,126,179	24.52 to 15.91	809,299,371	0.79%	16.39% to 14.21%
2006	0.95% to 2.85%	42,459,981	21.07 to 13.93	863,420,871	1.11%	10.53% to 8.49%
VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)
2010	0.95% to 2.20%	2,554,064	10.56 to 9.95	26,870,031	0.36%	18.03% to 16.54%
2009	0.95% to 2.70%	2,882,823	8.95 to 13.58	25,998,693	0.23%	46.17% to 43.18%
2008	0.95% to 2.70%	3,165,031	6.12 to 9.49	20,000,808	0.00%	-54.84% to -55.66%
2007	0.95% to 2.70%	3,230,157	13.56 to 21.39	47,071,865	0.14%	44.25% to 41.81%
2006	0.95% to 2.65%	1,092,891	9.4 to 15.1	11,353,460	1.20%	-6.01% to -7.03%	*
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)
2010	0.95% to 2.25%	17,468,381	14.79 to 11.04	256,820,879	1.64%	14.00% to 12.50%
2009	0.95% to 2.70%	21,467,817	12.97 to 9.35	276,837,475	2.09%	28.8% to 26.3%
2008	0.95% to 2.70%	26,543,981	10.07 to 7.4	265,365,034	2.08%	-43.25% to -44.34%
2007	0.95% to 2.70%	36,071,966	17.75 to 13.29	634,319,837	1.59%	0.45% to -1.27%
2006	0.95% to 2.65%	45,771,858	17.67 to 13.52	802,115,173	3.09%	18.94% to 16.97%
VIP Fund - Equity-Income Portfolio - Service Class 2 (FEI2)
2010	1.50% to 2.60%	604,329	11.48 to 10.41	6,746,388	1.50%	13.19% to 11.93%
2009	1.50% to 2.60%	766,428	10.14 to 9.3	7,577,401	2.02%	27.94% to 26.51%
2008	1.50% to 2.60%	912,834	7.92 to 7.35	7,081,339	2.06%	-43.67% to -44.3%
2007	1.50% to 2.60%	1,101,407	14.07 to 13.2	15,223,234	1.58%	-0.25% to -1.37%
2006	1.50% to 2.60%	1,257,321	14.1 to 13.38	17,476,446	2.90%	18.14% to 16.82%
VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)
2010	0.95% to 1.80%	819,834	11.56 to 11.10	9,395,678	2.07%	11.67% to 10.71%
2009	0.95% to 2.05%	805,897	10.35 to 10.88	8,312,434	3.67%	22.97% to 21.54%
2008	0.95% to 2.05%	949,001	8.41 to 8.96	8,045,675	2.78%	-25.79% to -26.65%
2007	0.95% to 2.05%	717,498	11.34 to 12.21	8,298,619	3.47%	7.61% to 6.46%
2006	0.95% to 2.00%	238,181	10.54 to 11.48	2,662,735	5.69%	5.37% to 4.65%	*
VIP Fund - Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)
2010	1.25% to 2.25%	5,528	12.47 to 11.77	65,998	2.04%	11.14% to 10.01%
2009	1.25% to 2.25%	2,327	11.22 to 10.7	25,849	4.06%	22.41% to 21.17%
2008	1.25%	2,431	9.17	22,292	2.65%	-26.10%
2007	1.25%	2,743	12.4	34,024	2.15%	7.06%
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)
2010	0.95% to 2.05%	767,233	$11.11 to $10.54	$8,458,325	2.30%	13.43% to 12.17%
2009	0.95% to 1.95%	660,383	9.79 to 9.43	6,433,356	3.47%	27.55% to 26.27%
2008	0.95% to 2.30%	670,911	7.68 to 8.47	5,207,667	2.64%	-33.35% to -34.31%
2007	0.95% to 2.30%	561,279	11.52 to 12.89	6,595,444	2.99%	9.11% to 7.68%
2006	0.95% to 1.75%	203,073	10.56 to 12.08	2,180,054	2.85%	5.57% to 5.04%	*
VIP Fund - Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)
2010	1.25% to 2.25%	12,701	12.55 to 11.84	153,663	1.97%	12.93% to 11.73%
2009	1.25% to 2.25%	13,725	11.11 to 10.6	148,069	4.25%	26.94% to 25.66%
2008	1.25% to 2.25%	8,292	8.75 to 8.43	71,695	2.97%	-33.64% to -34.31%
2007	1.25% to 2.25%	3,382	13.19 to 12.84	43,848	2.13%	8.59% to 7.48%
2006	1.25% to 2.25%	2,852	12.15 to 11.95	34,337	2.38%	10.31% to 9.2%
VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)
2010	0.95% to 1.80%	478,176	10.69 to 10.26	5,078,635	2.50%	14.90% to 13.91%
2009	0.95% to 1.80%	357,399	9.3 to 9.01	3,312,351	2.28%	30.16% to 29.04%
2008	0.95% to 2.10%	329,992	7.15 to 8.17	2,371,508	2.23%	-38.67% to -39.43%
2007	0.95% to 2.10%	301,314	11.65 to 13.49	3,625,337	3.07%	10.15% to 8.93%
2006	0.95% to 1.80%	85,992	10.58 to 12.45	948,186	2.81%	5.77% to 5.21%	*
VIP Fund - Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)
2010	1.25% to 2.25%	29,732	12.42 to 11.73	363,175	1.74%	14.4% to 13.31%
2009	1.25% to 2.25%	33,564	10.86 to 10.35	359,536	2.04%	29.54% to 28.23%
2008	1.25% to 2.25%	35,261	8.38 to 8.07	292,303	2.44%	-38.95% to -39.57%
2007	1.25% to 2.25%	27,932	13.73 to 13.36	377,140	2.63%	9.68% to 8.57%
2006	1.25% to 2.25%	12,830	12.51 to 12.3	158,537	2.54%	11.52% to 10.39%
VIP Fund - Growth Opportunities Portfolio - Service Class (FGOS)
2010	0.95% to 1.25%	73,468	10.45 to 9.76	727,853	0.00%	25.90% to 20.23%
2009	0.95% to 2.05%	2,823,689	8.54 to 5.68	23,519,320	0.37%	44.33% to 42.73%
2008	0.95% to 2.20%	3,325,249	5.91 to 3.92	19,201,947	0.30%	-55.49% to -56.05%
2007	0.95% to 2.20%	4,293,709	13.29 to 8.92	55,514,117	0.00%	21.87% to 20.32%
2006	0.95% to 2.35%	5,734,093	10.9 to 7.58	60,614,578	0.64%	4.3% to 2.86%
VIP Fund - Growth Portfolio - Service Class (FGS)
2010	0.95% to 2.20%	13,259,948	14.25 to 8.08	179,671,360	0.17%	22.88% to 21.33%
2009	0.95% to 2.30%	15,488,178	11.6 to 6.92	170,635,502	0.32%	26.93% to 24.94%
2008	0.95% to 2.40%	18,900,121	9.14 to 5.48	163,345,176	0.63%	-47.74% to -48.55%
2007	0.95% to 2.50%	25,956,718	17.48 to 10.55	427,273,711	0.64%	25.66% to 23.77%
2006	0.95% to 2.65%	33,064,556	13.91 to 8.42	428,694,016	0.30%	5.72% to 3.95%
VIP Fund - Growth Portfolio - Service Class 2 (FG2)
2010	1.50% to 2.60%	266,660	10.71 to 9.72	2,776,071	0.03%	22.01% to 20.64%
2009	1.50% to 2.60%	341,722	8.78 to 8.06	2,922,370	0.19%	26.05% to 24.64%
2008	1.50% to 2.60%	418,764	6.97 to 6.46	2,846,744	0.55%	-48.1% to -48.68%
2007	1.50% to 2.60%	450,197	13.42 to 12.6	5,923,337	0.39%	24.75% to 23.35%
2006	1.50% to 2.60%	544,353	10.76 to 10.21	5,765,569	0.16%	4.98% to 3.81%
VIP Fund - High Income Portfolio - Service Class (FHIS)
2010	0.95% to 2.20%	4,355,171	13.01 to 10.63	57,786,511	7.15%	12.71% to 11.29%
2009	0.95% to 2.45%	5,487,281	11.55 to 10.06	64,565,193	7.36%	42.41% to 40.23%
2008	0.95% to 2.45%	7,073,592	8.11 to 7.18	58,430,449	7.31%	-25.78% to -26.93%
2007	0.95% to 2.55%	10,440,891	10.92 to 9.73	116,457,034	6.02%	1.68% to 0.06%
2006	0.95% to 2.65%	18,673,694	10.74 to 9.65	206,301,456	7.08%	10.12% to 8.27%
VIP Fund - High Income Portfolio - Service Class R (FHISR)
2010	0.95% to 2.20%	5,516,431	11.72 to 11.18	64,197,429	9.52%	12.58% to 11.16%
2009	0.95% to 2.45%	4,212,440	10.41 to 9.99	43,660,512	8.36%	42.56% to 40.38%
2008	0.95% to 2.45%	3,359,844	7.3 to 7.11	24,447,258	7.39%	-25.69% to -26.85%
2007	0.95% to 2.45%	3,077,761	9.82 to 9.72	30,185,520	17.46%	-1.77% to -2.77%	*
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)
2010	0.95% to 2.20%	5,555,592	13.23 to 12.01	72,621,963	3.21%	6.66% to 5.31%
2009	0.95% to 2.40%	6,353,808	12.41 to 12.21	78,092,553	8.2%	14.57% to 12.92%
2008	0.95% to 2.25%	4,984,533	10.83 to 10.92	53,716,394	4.23%	-4.26% to -5.51%
2007	0.95% to 2.25%	5,743,749	11.31 to 11.56	65,152,473	3.99%	3.22% to 1.88%
2006	0.95% to 2.40%	5,515,247	10.96 to 11.27	61,260,909	3.59%	3.31% to 1.81%
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)
2010	0.95% to 2.20%	4,461,090	11.97 to 11.28	53,007,856	0.29%	27.48% to 25.87%
2009	0.95% to 2.40%	3,928,131	9.39 to 12.1	36,894,241	0.64%	38.69% to 36.5%
2008	0.95% to 2.65%	3,606,217	6.77 to 8.78	24,918,988	0.34%	-40.08% to -41.17%
2007	0.95% to 2.65%	3,720,767	11.3 to 14.92	43,912,299	0.76%	14.38% to 12.48%
2006	0.95% to 2.65%	2,219,901	9.88 to 13.27	23,686,575	0.00%	-1.2% to -2.29%	*
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Fund - Mid Cap Portfolio - Service Class 2 (FMC2)
2010	1.50% to 2.60%	352,256	$21.73 to $19.71	$7,431,732	0.10%	26.64% to 25.23%
2009	1.50% to 2.60%	463,361	17.16 to 15.74	7,739,724	0.34%	37.66% to 36.12%
2008	1.50% to 2.60%	562,586	12.46 to 11.56	6,851,029	0.24%	-40.51% to -41.18%
2007	1.50% to 2.60%	688,268	20.95 to 19.66	14,136,936	0.50%	13.6% to 12.32%
2006	1.50% to 2.60%	726,383	18.44 to 17.5	13,188,602	0.18%	10.72% to 9.49%
VIP Fund - Overseas Portfolio - Service Class (FOS)
2010	0.95% to 2.20%	1,404,565	15.25 to 11.07	21,449,069	1.25%	11.92% to 10.51%
2009	0.95% to 2.20%	1,697,629	13.63 to 10.02	23,195,540	1.92%	25.24% to 23.66%
2008	0.95% to 2.20%	2,082,989	10.88 to 8.1	22,758,715	2.28%	-44.4% to -45.1%
2007	0.95% to 2.20%	2,660,164	19.57 to 14.76	52,254,014	3.14%	16.09% to 14.61%
2006	0.95% to 2.20%	3,528,715	16.86 to 12.88	60,072,973	0.82%	16.83% to 15.36%
VIP Fund - Overseas Portfolio - Service Class 2 R (FO2R)
2010	1.50% to 2.60%	299,579	14.49 to 13.14	4,222,224	1.05%	11.13% to 9.90%
2009	1.50% to 2.60%	421,604	13.03 to 11.96	5,354,781	1.89%	24.31% to 22.92%
2008	1.50% to 2.60%	503,679	10.49 to 9.73	5,159,377	2.09%	-44.79% to -45.41%
2007	1.50% to 2.60%	614,490	18.99 to 17.82	11,430,563	2.99%	15.29% to 14%
2006	1.50% to 2.60%	648,323	16.47 to 15.63	10,502,811	0.74%	16.05% to 14.76%
VIP Fund - Overseas Portfolio - Service Class R (FOSR)
2010	0.95% to 2.20%	2,367,047	15.40 to 13.79	35,872,048	1.21%	11.94% to 10.53%
2009	0.95% to 2.45%	3,074,483	13.75 to 12.23	41,693,409	1.92%	25.29% to 23.15%
2008	0.95% to 2.45%	3,829,152	10.98 to 9.93	41,459,294	2.16%	-44.41% to -45.32%
2007	0.95% to 2.45%	5,132,023	19.75 to 18.16	100,110,525	3.14%	16.11% to 14.43%
2006	0.95% to 2.65%	6,293,681	17.01 to 15.72	105,827,473	0.86%	16.83% to 14.93%
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)
2010	0.95% to 2.05%	1,026,381	15.21 to 13.80	15,377,908	0.39%	25.25% to 23.86%
2009	0.95% to 2.20%	1,328,090	12.14 to 11.01	15,897,453	0.5%	55.9% to 53.93%
2008	0.95% to 2.40%	1,388,196	7.79 to 7.06	10,650,306	0.58%	-51.64% to -52.44%
2007	0.95% to 2.50%	1,995,932	16.1 to 14.75	31,684,564	0.95%	4.59% to 3.02%
2006	0.95% to 2.65%	2,381,904	15.39 to 14.22	36,180,710	0.60%	15.1% to 13.19%
Franklin Income Securities Fund - Class 2 (FTVIS2)
2010	0.95% to 2.20%	4,370,430	11.96 to 11.27	51,734,546	6.48%	11.60% to 10.20%
2009	0.95% to 2.25%	4,609,866	10.72 to 10.2	48,998,095	7.73%	34.31% to 32.46%
2008	0.95% to 2.30%	4,245,169	7.98 to 7.69	33,666,942	5.72%	-30.32% to -31.33%
2007	0.95% to 2.30%	5,243,133	11.45 to 11.2	59,809,002	4.36%	2.77% to 1.41%
2006	0.95% to 2.25%	3,299,693	11.15 to 11.05	36,704,669	0.32%	11.46% to 10.5%	*
Franklin Rising Dividends Securities Fund - Class 2 (FTVRD2)
2010	1.25% to 2.25%	55,395	12.67 to 11.21	678,413	1.65%	19.09% to 17.95%
2009	1.25% to 2.25%	63,352	10.64 to 9.5	653,229	1.46%	15.86% to 14.7%
2008	1.25% to 2.25%	74,256	9.18 to 8.28	662,345	1.79%	-28.01% to -28.74%
2007	1.25% to 2.25%	90,221	12.75 to 11.63	1,120,876	2.39%	-3.91% to -4.89%
2006	1.25% to 2.25%	106,400	13.27 to 12.22	1,376,537	1.25%	15.66% to 14.5%
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)
2010	0.95% to 1.95%	2,143,936	10.61 to 10.12	22,914,997	0.79%	27.00% to 25.72%
2009	0.95% to 2.30%	2,007,761	8.36 to 10.2	17,042,279	1.45%	27.93% to 26.01%
2008	0.95% to 2.65%	2,135,224	6.53 to 7.99	14,375,230	1.15%	-33.65% to -34.86%
2007	0.95% to 2.40%	1,615,021	9.84 to 12.35	16,573,648	0.90%	-3.31% to -4.69%
2006	0.95% to 2.25%	1,233,894	10.18 to 12.63	13,300,620	0.11%	1.81% to 14.36%	*
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
2010	0.95% to 2.20%	1,121,698	12.72 to 11.99	14,177,454	1.35%	16.40% to 14.93%
2009	0.95% to 2.20%	1,279,742	10.93 to 10.43	14,037,162	2.63%	70.99% to 68.84%
2008	0.95% to 2.15%	746,789	6.39 to 6.19	4,888,874	2.66%	-53.12% to -53.69%
2007	0.95% to 2.30%	1,629,698	13.63 to 19.9	23,911,115	1.70%	27.47% to 25.86%
2006	0.95% to 2.25%	483,848	10.69 to 15.83	5,857,903	0.35%	6.95% to 6.08%	*
Templeton Foreign Securities Fund - Class 2 (TIF2)
2010	1.25%	1,946	15.87	30,887	1.84%	7.03%
2009	1.25%	2,121	14.83	31,449	4.37%	35.33%
2008	1.25%	4,144	10.96	45,418	2.18%	-41.12%
2007	1.25%	5,496	18.61	102,271	1.90%	14.01%
2006	1.25%	6,397	16.32	104,412	1.25%	19.93%
Templeton Foreign Securities Fund - Class 3 (TIF3)
2010	0.95% to 2.20%	798,014	10.72 to 10.10	8,510,162	1.47%	7.38% to 6.02%
2009	0.95% to 2.25%	1,082,482	9.98 to 11.67	10,823,879	3.4%	35.89% to 33.94%
2008	0.95% to 2.20%	1,248,884	7.35 to 8.73	9,345,898	2.65%	-40.96% to -41.76%
2007	0.95% to 2.20%	1,094,763	12.44 to 14.99	14,104,423	2.37%	14.34% to 12.98%
2006	0.95% to 2.10%	505,381	10.88 to 13.29	5,780,587	0.39%	8.83% to 8.05%	*
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
2010	0.95% to 2.20%	3,633,038	$16.14 to $15.21	$58,145,726	1.36%	13.29% to 11.86%
2009	0.95% to 2.70%	3,437,497	14.25 to 13.76	48,665,063	13.65%	17.56% to 15.54%
2008	0.95% to 2.70%	3,465,329	12.12 to 11.91	41,907,618	3.91%	5.2% to 3.38%
2007	0.95% to 2.70%	2,850,554	11.52	32,899,638	2.47%	9.97% to 8.07%
2006	0.95% to 2.30%	1,106,336	10.47 to 10.73	11,740,492	0.98%	4.74% to 3.82%	*
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2010	0.95% to 2.20%	478,144	9.32 to 9.01	4,419,657	2.32%	9.21% to 7.83%
2009	0.95% to 2.40%	392,225	8.53 to 8.31	3,326,554	4.2%	29.01% to 26.98%
2008	0.95% to 2.40%	152,212	6.61 to 6.54	1,004,818	5.09%	-33.86% to -34.56%	*
Guardian Portfolio - I Class Shares (AMGP)
2010	1.60% to 1.75%	16,109	17.42 to 11.73	199,575	0.32%	17.11% to 16.93%
2009	1.6% to 1.75%	24,926	14.87 to 10.03	282,823	0.01%	27.61% to 27.42%
2008	0.95% to 2.65%	3,174,895	13.25 to 7.86	38,909,878	0.51%	-37.84% to -38.97%
2007	0.95% to 2.30%	4,032,425	21.32 to 13.29	80,055,450	0.26%	6.36% to 4.97%
2006	0.95% to 2.30%	5,156,402	20.04 to 12.66	95,524,513	0.63%	12.3% to 10.83%
International Portfolio - S Class Shares (AMINS)
2008	0.95% to 2.20%	266,109	5.63 to 7.39	1,559,540	0.00%	-46.95% to -47.7%
2007	0.95% to 2.40%	1,121,173	10.61 to 14.06	12,875,434	2.30%	2.23% to 0.79%
2006	0.95% to 2.40%	506,394	10.38 to 13.95	5,724,548	0.37%	3.83% to 2.87%	*
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
2010	0.95% to 1.75%	25,562	25.01 to 14.18	418,065	0.00%	27.87% to 26.84%
2009	1.60% to 1.75%	27,121	15.84 to 11.18	349,144	0.00%	29.49% to 29.3%
2008	0.95% to 2.30%	4,899,483	15 to 8.04	66,348,641	0.00%	-43.91% to -44.73%
2007	0.95% to 2.35%	6,698,477	26.75 to 14.48	160,332,215	0.00%	21.36% to 19.74%
2006	0.95% to 2.65%	8,624,822	22.04 to 11.8	167,202,644	0.00%	13.61% to 11.74%
Partners Portfolio - I Class Shares (AMTP)
2010	1.10% to 1.75%	4,601	16.56 to 11.62	62,147	0.77%	14.39% to 13.64%
2009	1.60% to 1.75%	49,029	13.67 to 10.23	508,356	0.04%	53.58% to 53.34%
2008	0.95% to 2.40%	5,238,503	8.4 to 6.9	45,631,990	0.46%	-52.85% to -53.6%
2007	0.95% to 2.65%	7,015,661	17.81 to 14.54	129,223,624	0.60%	8.29% to 6.48%
2006	0.95% to 2.65%	9,274,134	16.45 to 13.66	158,663,346	0.69%	11.18% to 9.33%
Regency Portfolio - S Class Shares (AMRS)
2010	1.25%	331	12.35	4,090	0.02%	24.44%
2009	1.25%	422	9.93	4,191	0.00%	44.33%
2008	0.95% to 2.15%	408,423	5.58 to 6.65	2,329,001	0.85%	-46.46% to -47.19%
2007	0.95% to 2.15%	536,697	10.42 to 12.6	5,708,166	0.46%	2.07% to 0.87%
2006	0.95% to 2.05%	461,292	10.2 to 12.51	4,821,327	0.66%	2.04% to 1.31%	*
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
2010	0.95% to 2.60%	185,434	8.39 to 10.69	1,711,120	0.00%	18.48% to 16.50%
2009	0.95% to 2.60%	189,090	7.08 to 9.17	1,482,626	0.00%	21.59% to 19.56%
2008	0.95% to 2.60%	150,345	5.82 to 7.67	1,041,006	0.00%	-40.05% to -41.05%
2007	0.95% to 2.60%	138,132	9.71 to 13.01	1,705,972	0.00%	-0.45% to -2.11%
2006	0.95% to 2.60%	118,814	9.76 to 13.29	1,557,992	0.00%	-2.44% to 2.52%	*
Socially Responsive Portfolio - I Class Shares (AMSRS)
2010	0.95% to 2.45%	717,855	13.66 to 12.34	9,712,445	0.03%	21.69% to 19.85%
2009	0.95% to 2.45%	315,329	11.22 to 10.29	3,523,342	2.09%	30.18% to 28.21%
2008	0.95% to 2.45%	389,079	8.62 to 8.03	3,377,675	1.01%	-40.02% to -40.93%
2007	0.95% to 2.20%	1,195,809	14.37 to 16.56	17,666,241	0.11%	6.59% to 5.3%
2006	0.95% to 2.20%	801,737	13.48 to 15.73	11,396,044	0.13%	12.63% to 11.26%
Capital Appreciation Fund/VA - Service Class (OVCAFS)
2009	1.50% to 2.60%	366,282	9.9 to 9.09	3,549,018	0.01%	41.99% to 40.41%
2008	1.50% to 2.60%	441,461	6.98 to 6.47	3,022,639	0.00%	-46.48% to -47.08%
2007	1.50% to 2.60%	515,617	13.03 to 12.23	6,607,818	0.01%	12.14% to 10.88%
2006	1.50% to 2.60%	561,578	11.62 to 11.03	6,433,761	0.20%	6.07% to 4.89%
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
2010	0.95% to 1.35%	209,242	15.20 to 15.87	3,373,897	0.20%	8.42% to 7.89%
2009	0.95% to 2.45%	10,161,530	14.02 to 9.58	144,577,862	0.33%	43.15% to 40.77%
2008	0.95% to 2.65%	12,747,789	9.8 to 6.67	126,536,235	0.15%	-46.04% to -47.02%
2007	0.95% to 2.70%	17,017,191	18.15 to 12.53	312,810,367	0.24%	13.06% to 11.12%
2006	0.95% to 2.70%	21,906,532	16.06 to 11.27	357,036,397	0.39%	6.93% to 5.08%
Global Securities Fund/VA - Class 3 (OVGS3)
2010	0.95% to 2.60%	4,418,360	22.05 to 19.38	95,853,925	1.49%	14.87% to 12.96%
2009	0.95% to 2.60%	5,462,572	19.19 to 17.16	103,265,246	2.26%	38.37% to 36.06%
2008	0.95% to 2.65%	6,681,809	13.87 to 12.6	91,407,219	1.60%	-40.76% to -41.86%
2007	0.95% to 2.65%	8,674,031	23.41 to 21.68	200,680,424	1.42%	5.32% to 3.57%
2006	0.95% to 2.65%	10,676,504	22.23 to 20.93	234,998,177	1.03%	16.57% to 14.67%
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Global Securities Fund/VA - Non-Service Shares (OVGS)
2010	0.95% to 2.40%	4,726,587	$14.03 to $11.99	$64,970,455	1.50%	14.86% to 13.18%
2009	0.95% to 2.40%	5,899,391	12.22 to 10.59	70,940,440	2.32%	38.44% to 36.42%
2008	0.95% to 2.85%	7,350,485	8.82 to 11.65	65,562,649	1.66%	-40.76% to -41.97%
2007	0.95% to 2.85%	9,761,653	14.89 to 20.08	153,056,196	1.43%	5.3% to 3.34%
2006	0.95% to 2.85%	11,724,356	14.14 to 19.43	180,011,728	1.05%	16.58% to 14.43%
Global Securities Fund/VA - Service Class (OVGSS)
2010	1.50% to 2.60%	171,295	15.82 to 14.35	2,629,627	1.32%	13.97% to 12.70%
2009	1.50% to 2.60%	234,040	13.88 to 12.73	3,160,699	2.01%	37.26% to 35.73%
2008	1.50% to 2.60%	299,786	10.11 to 9.38	2,960,179	1.33%	-41.23% to -41.89%
2007	1.50% to 2.60%	370,311	17.2 to 16.14	6,237,525	1.22%	4.48% to 3.31%
2006	1.50% to 2.60%	416,735	16.47 to 15.63	6,740,600	0.85%	15.61% to 14.32%
High Income Fund/VA - Class 3 (OVHI3)
2010	0.95% to 2.20%	995,159	2.86 to 2.73	2,832,621	5.69%	13.60% to 12.16%
2009	0.95% to 2.20%	859,349	2.52 to 2.44	2,158,516	0.00%	25.55% to 23.96%
2008	0.95% to 2.20%	160,909	2.01 to 1.96	322,010	5.25%	-79.09% to -79.36%
2007	0.95% to 2.25%	182,957	9.6 to 9.52	1,752,944	0.00%	-4% to -4.85%	*
High Income Fund/VA - Non-Service Shares (OVHI)
2010	0.95% to 1.55%	40,971	3.11 to 3.02	126,029	6.16%	13.72% to 13.03%
2009	0.95% to 1.65%	45,401	2.73 to 2.79	123,551	0.00%	24.13% to 21.8%
2008	0.95% to 1.70%	58,162	2.2 to 2.29	128,455	8.37%	-78.88% to -79.1%
2007	0.95% to 2.25%	128,274	10.43 to 10.79	1,349,911	9.65%	-1.06% to -2.33%
2006	0.95% to 2.30%	225,947	10.54 to 11.04	2,407,087	0.00%	5.41% to 4.47%	*
High Income Fund/VA - Service Class (OVHIS)
2010	1.25%	7,510	3.52	26,420	5.98%	13.12%
2009	1.25%	8,314	3.11	25,880	0.00%	24.38%
2008	1.25%	9,322	2.5	23,306	7.46%	-78.84%
2007	1.25%	10,820	11.83	127,992	10.61%	-1.72%
2006	1.25%	11,906	12.04	143,303	8.95%	7.86%
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2010	0.95% to 2.25%	8,884,716	12.44 to 8.43	115,518,627	1.15%	15.01% to 13.50%
2009	0.95% to 2.30%	10,897,405	10.81 to 8.75	123,287,525	1.97%	27.07% to 25.17%
2008	0.95% to 2.65%	13,429,592	8.51 to 6.75	119,566,222	1.61%	-39.06% to -40.17%
2007	0.95% to 2.65%	18,473,644	13.96 to 11.28	270,387,331	1.08%	3.43% to 1.7%
2006	0.95% to 2.65%	23,057,427	13.5 to 11.09	329,617,768	1.16%	13.94% to 12.04%
Main Street Fund(R)/VA - Service Class (OVGIS)
2010	1.50% to 2.60%	277,137	11.31 to 10.26	3,062,481	0.95%	14.09% to 12.82%
2009	1.50% to 2.60%	334,673	9.91 to 9.1	3,245,291	1.66%	26.07% to 24.67%
2008	1.50% to 2.60%	391,338	7.86 to 7.3	3,018,113	1.37%	-39.55% to -40.22%
2007	1.50% to 2.60%	664,432	13.01 to 12.21	8,506,714	0.86%	2.58% to 1.43%
2006	1.50% to 2.60%	714,818	12.68 to 12.03	8,944,319	0.98%	13.04% to 11.78%
Main Street Small Cap Fund(R)/VA - Non-Service Shares (OVSC)
2010	0.95% to 1.85%	930,790	10.04 to 9.62	9,283,938	0.57%	22.23% to 21.13%
2009	0.95% to 2.00%	1,073,093	8.21 to 10.63	8,820,680	0.86%	35.89% to 34.28%
2008	0.95% to 2.20%	954,905	6.04 to 7.85	5,836,724	0.51%	-38.42% to -39.28%
2007	0.95% to 2.20%	1,108,657	9.82 to 12.94	11,355,895	0.31%	-2.15% to -3.35%
2006	0.95% to 2.25%	660,025	10.03 to 9.94	7,089,285	0.00%	0.31% to -0.56%	*
Main Street Small Cap Fund(R)/VA - Service Class (OVSCS)
2010	1.25%	13,564	14.57	197,565	0.42%	21.48%
2009	1.25%	14,582	11.99	174,782	0.65%	35.17%
2008	1.25%	15,897	8.87	141,006	0.26%	-38.78%
2007	1.25%	13,112	14.48	189,918	0.17%	-2.63%
2006	1.25%	14,220	14.88	211,533	0.02%	13.23%
MidCap Fund/VA - Non-Service Shares (OVAG)
2010	0.95% to 2.25%	5,038,472	12.19 to 4.79	66,253,324	0.00%	26.26% to 24.60%
2009	0.95% to 2.25%	5,642,712	9.65 to 3.85	58,874,182	0.00%	31.35% to 29.62%
2008	0.95% to 2.30%	6,695,313	7.35 to 2.95	53,173,243	0.00%	-49.55% to -50.24%
2007	0.95% to 2.70%	8,636,413	14.57 to 11.51	135,797,826	0.00%	5.32% to 3.48%
2006	0.95% to 2.70%	11,328,404	13.83 to 11.12	171,399,480	0.00%	1.98% to 0.23%
Strategic Bond Fund/VA - Service Class (OVSBS)
2010	1.50% to 2.60%	284,422	16.18 to 14.68	4,488,006	8.09%	13.05% to 11.79%
2009	1.50% to 2.60%	325,335	14.31 to 13.13	4,558,458	0.24%	16.63% to 15.33%
2008	1.50% to 2.60%	346,353	12.27 to 11.39	4,170,962	5.23%	-15.77% to -16.71%
2007	1.50% to 2.60%	452,665	14.57 to 13.67	6,489,866	3.32%	7.9% to 6.69%
2006	1.50% to 2.60%	418,884	13.5 to 12.81	5,583,752	3.61%	5.63% to 4.45%
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Real Return Portfolio - Administrative Class (PMVRRA)
2010	0.95% to 1.30%	66,930	$12.87 to $12.66	$855,103	1.43%	6.91% to 6.53%
2009	0.95% to 1.30%	65,525	12.02 to 11.87	782,688	3.12%	17.27% to 16.95%
2008	0.95% to 1.30%	66,141	10.25 to 10.15	675,187	3.63%	-7.91% to -8.31%
2007	0.95% to 1.30%	25,083	11.13 to 11.07	278,591	5.95%	9.66% to 9.28%
2006	0.95% to 1.30%	74,407	10.15 to 10.13	755,146	3.97%	1.5% to 1.3%	*
Series D (Global Series) (SBLD)
2010	1.10% to 1.30%	23,376	10.32 to 10.23	240,880	0.00%	14.23% to 14.01%
2009	1.10% to 1.30%	23,481	9.02 to 8.96	211,619	0.00%	17.91% to 18.21%
2008	0.95% to 1.30%	21,833	7.65 to 7.58	166,288	0.00%	-33.80% to -39.17%
2007	1.10% to 1.30%	15,283	12.5 to 12.46	190,962	0.00%	7.67% to 7.32%
2006	1.10% to 1.15%	10,257	11.61	119,083	0.00%	16.1%	*
Series J (Mid Cap Growth Series) (SBLJ)
2010	0.95% to 1.30%	16,355	9.53 to 9.37	154,677	0.00%	22.83% to 22.37%
2009	0.95% to 1.30%	14,777	7.74 to 7.65	113,801	0.00%	42.54% to 42.19%
2008	0.95% to 1.30%	11,088	5.43 to 5.38	59,995	0.00%	-40.54% to -40.75%
2007	0.95% to 1.30%	6,602	9.13 to 9.08	60,149	0.00%	-11.36% to -11.67%
2006	0.95% to 1.20%	5,632	10.3 to 10.28	57,954	0.00%	3% to 2.8%	*
Series N (Managed Asset Allocation Series) (SBLN)
2010	0.95% to 1.30%	12,170	11.37 to 11.19	137,282	0.00%	9.35% to 8.97%
2009	0.95% to 1.25%	14,169	10.38 to 10.27	146,319	0.00%	24.46% to 24.03%
2008	0.95% to 1.25%	12,844	8.34 to 8.28	106,763	0.00%	-27.92% to -28.06%
2007	0.95% to 1.25%	10,932	11.57 to 11.51	126,202	0.00%	5.09% to 4.64%
2006	1.10% to 1.25%	5,872	11.01 to 11	64,646	0.00%	10.1% to 10%	*
Series O (All Cap Value Series) (SBLO)
2010	0.95% to 1.30%	98,721	10.75 to 10.58	1,054,397	0.00%	15.33% to 14.94%
2009	0.95% to 1.30%	75,841	9.31 to 9.19	702,539	0.00%	31.87% to 31.29%
2008	0.95% to 1.30%	117,337	7.06 to 7	826,269	0.00%	-39.03% to -39.24%
2007	0.95% to 1.30%	25,150	11.58 to 11.52	290,548	0.00%	1.85% to 1.41%
2006	0.95% to 1.15%	13,985	11.37 to 11.36	158,900	0.00%	13.7% to 13.6%	*
Series P (High Yield Series) (SBLP)
2010	0.95% to 1.30%	29,311	14.54 to 14.31	423,441	0.00%	14.18% to 13.78%
2009	0.95% to 1.30%	35,166	12.72 to 12.56	445,532	0.00%	71.2% to 70.42%
2008	0.95% to 1.30%	17,473	7.43 to 7.37	129,324	0.00%	-30.69% to -30.86%
2007	0.95% to 1.30%	40,974	10.72 to 10.66	438,344	0.00%	1.13% to 0.76%
2006	0.95% to 1.30%	57,506	10.6 to 10.58	609,242	0.00%	6% to 5.8%	*
Series Q (Small Cap Value Series) (SBLQ)
2010	0.95% to 1.30%	82,673	13.35 to 13.14	1,095,848	0.00%	20.56% to 20.14%
2009	0.95% to 1.30%	63,451	11.06 to 10.92	697,437	0.00%	54.47% to 53.8%
2008	0.95% to 1.30%	64,592	7.16 to 7.1	460,344	0.00%	-39.17% to -39.37%
2007	0.95% to 1.30%	52,222	11.77 to 11.71	612,804	0.00%	9.29% to 8.83%
2006	1.10% to 1.20%	17,623	10.77 to 10.76	189,748	0.00%	7.7% to 7.6%	*
Series V (Mid Cap Value Series) (SBLV)
2010	0.95% to 1.30%	189,899	12.77 to 12.57	2,406,943	0.00%	16.51% to 16.11%
2009	0.95% to 1.30%	185,377	10.95 to 10.81	2,018,141	0.00%	42.58% to 42.05%
2008	0.95% to 1.30%	173,469	7.68 to 7.61	1,327,038	0.00%	-29.15% to -29.41%
2007	0.95% to 1.30%	128,838	10.84 to 10.78	1,392,964	0.00%	0.93% to 0.56%
2006	0.95% to 1.25%	48,041	10.74 to 10.72	515,556	0.00%	7.4% to 7.2%	*
Series X (Small Cap Growth Series) (SBLX)
2010	0.95% to 1.15%	12,090	9.74 to 9.65	117,162	0.00%	28.68% to 28.41%
2009	0.95% to 1.15%	6,371	7.56 to 7.51	47,929	0.00%	33.81% to 33.63%
2008	0.95% to 1.15%	4,010	5.65 to 5.62	22,552	0.00%	-47.59% to -47.82%
2007	1.10% to 1.15%	145	10.78 to 10.77	1,561	0.00%	4.46% to 4.36%
2006	1.10% to 1.15%	81	10.32	836	0.00%	3.2%	*
Series Y (Select 25 Series) (SBLY)
2010	1.10% to 1.25%	2,191	9.52 to 9.45	20,806	0.00%	15.20% to 15.02%
2009	1.10% to 1.25%	3,045	8.25 to 8.2	25,093	0.00%	31.79% to 31.62%
2008	1.10% to 1.25%	2,318	6.26 to 6.23	14,497	0.00%	-37.77% to -37.89%
2007	1.10% to 1.25%	545	10.06 to 10.03	5,466	0.00%	-7.2% to -7.39%
2006	1.10% to 1.25%	1,127	10.84 to 10.83	12,212	0.00%	8.4% to 8.3%	*
Total Return Portfolio - Administrative Class (PMVTRA)
2010	0.95% to 1.30%	209,787	14.01 to 13.79	2,920,948	2.41%	6.92% to 6.54%
2009	0.95% to 1.30%	188,936	13.08 to 12.92	2,460,265	5.11%	12.95% to 12.64%
2008	0.95% to 1.30%	153,732	11.58 to 11.47	1,774,326	4.48%	3.86% to 3.43%
2007	0.95% to 1.30%	33,848	11.15 to 11.09	376,864	5.60%	7.73% to 7.15%
2006	0.95% to 1.10%	21,396	10.35	221,448	3.67%	3.5%	*
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Putnam VT Growth and Income Fund - IB Shares (PVGIB)
2010	1.25%	1,028	$11.31	$11,629	1.57%	12.90%
2009	1.25%	1,111	10.02	11,122	2.6%	28.19%
2008	1.25%	1,634	7.81	12,762	2.03%	-39.46%
2007	1.25%	2,177	12.91	28,097	1.24%	-7.22%
2006	1.25%	2,742	13.91	38,143	1.39%	14.47%
Capital Growth Portfolio - Class II (ACEG2)
2010	1.50% to 2.60%	138,423	11.34 to 10.29	1,517,174	0.00%	17.77% to 16.46%
2009	1.50% to 2.60%	181,324	9.63 to 8.83	1,694,443	0.00%	63.16% to 61.34%
2008	1.50% to 2.50%	207,406	5.9 to 5.51	1,194,326	0.19%	-49.88% to -50.39%
2007	1.50% to 2.50%	215,311	11.77 to 11.11	2,481,515	0.00%	14.88% to 13.71%
2006	1.50% to 2.60%	254,837	10.25 to 9.72	2,564,525	0.00%	1.09% to -0.04%
Comstock Portfolio - Class II (ACC2)
2010	1.50% to 2.60%	647,015	12.32 to 11.18	7,741,763	0.14%	13.96% to 12.69%
2009	1.50% to 2.60%	821,709	10.81 to 9.92	8,659,295	4.31%	26.48% to 25.07%
2008	1.50% to 2.60%	1,011,292	8.55 to 7.93	8,446,011	2.42%	-36.77% to -37.47%
2007	1.50% to 2.60%	1,281,115	13.52 to 12.68	16,966,951	1.68%	-3.8% to -4.88%
2006	1.50% to 2.60%	1,437,197	14.05 to 13.33	19,854,900	1.25%	14.31% to 13.04%
Diversified Stock Fund Class A Shares (VYDS)
2010	0.95% to 1.70%	383,725	12.35 to 11.26	4,624,290	0.72%	11.28% to 10.44%
2009	0.95% to 2.05%	510,692	11.1 to 9.81	5,537,239	0.82%	25.85% to 24.28%
2008	0.95% to 2.05%	691,105	8.82 to 7.89	5,917,748	0.73%	-38.46% to -39.19%
2007	0.95% to 2.15%	975,201	14.33 to 12.87	13,517,054	0.67%	8.9% to 7.64%
2006	0.95% to 2.15%	1,255,579	13.16 to 11.96	15,902,096	0.32%	12.6% to 11.3%
Micro-Cap Portfolio - Investment Class (ROCMC)
2010	0.95% to 1.30%	83,270	12.84 to 12.63	1,061,105	2.04%	28.54% to 28.07%
2009	0.95% to 1.30%	78,868	9.97 to 9.85	781,980	0.00%	56.51% to 56.1%
2008	0.95% to 1.30%	68,775	6.37 to 6.31	436,495	3.32%	-43.83% to -44.06%
2007	0.95% to 1.30%	41,378	11.34 to 11.28	467,888	2.31%	3% to 2.64%
2006	0.95% to 1.20%	11,724	11.01 to 10.99	128,982	0.31%	10.1% to 9.9%	*
Blue Chip Growth Portfolio - II (TRBCG2)
2009	0.95% to 1.95%	754,802	9.4 to 10.45	7,071,421	0.00%	40.44% to 38.86%
2008	0.95% to 2.20%	1,679,454	6.69 to 7.45	11,323,627	0.10%	-43.2% to -43.97%
2007	0.95% to 2.20%	1,844,368	11.78 to 13.3	22,155,421	0.10%	11.41% to 10.07%
2006	0.95% to 2.20%	1,416,705	10.58 to 12.09	15,312,049	0.38%	5.76% to 4.89%	*
Equity Income Portfolio - II (TREI2)
2009	0.95% to 2.05%	1,708,614	8.81 to 8.46	15,026,299	1.55%	24.06% to 22.68%
2008	0.95% to 2.65%	1,993,851	7.1 to 7.62	14,377,376	2.16%	-36.87% to -38.03%
2007	0.95% to 2.65%	1,986,743	11.25 to 12.29	22,946,653	1.71%	2.05% to 0.35%
2006	0.95% to 2.25%	1,364,550	11.02 to 12.34	15,774,454	1.36%	10.24% to 9.31%	*
Health Sciences Portfolio - II (TRHS2)
2010	0.95% to 1.95%	129,181	10.57 to 10.50	1,363,675	0.00%	5.69% to 4.98%	*
Limited-Term Bond Portfolio - II (TRLT2)
2009	1.25%	1,107	11.37	12,587	3.22%	6.01%
2008	0.95% to 2.65%	1,526,688	10.75 to 10.18	16,328,229	3.76%	0.34% to -1.36%
2007	0.95% to 2.05%	597,947	10.71 to 10.51	6,383,646	4.21%	4.22% to 3.06%
2006	0.95% to 1.85%	278,165	10.28 to 10.22	2,857,789	3.45%	2.77% to 2.15%	*
Worldwide Insurance Trust -Worldwide Emerging Markets Fund - Class R1 (VWEMR)
2010	0.95% to 2.05%	823,233	28.85 to 26.78	23,512,591	0.67%	25.66% to 24.27%
2009	0.95% to 2.05%	1,015,118	22.96 to 21.55	23,100,080	0.13%	111.37% to 109.03%
2008	0.95% to 2.15%	785,222	10.86 to 10.28	8,463,673	0.00%	-65.09% to -65.59%
2007	0.95% to 2.65%	1,458,468	31.11 to 29.32	45,060,130	0.44%	36.25% to 34.09%
2006	0.95% to 2.40%	1,627,022	22.83 to 22.02	36,935,001	0.61%	38.21% to 36.37%
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Initial Class (VWEM)
2010	0.95% to 2.20%	581,474	26.67 to 31.59	19,607,103	0.62%	25.64% to 24.05%
2009	0.95% to 2.20%	712,637	21.23 to 25.47	18,859,632	0.17%	111.15% to 108.49%
2008	0.95% to 2.20%	857,455	10.05 to 12.21	10,692,912	0.00%	-65.12% to -65.56%
2007	0.95% to 2.20%	1,160,958	28.82 to 35.46	42,349,252	0.47%	36.3% to 34.57%
2006	0.95% to 2.30%	1,535,950	21.14 to 34.65	43,798,341	0.64%	38.17% to 36.47%
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Class R1 (VWHAR)
2010	0.95% to 2.25%	1,361,957	35.59 to 32.59	47,937,236	0.35%	28.03% to 26.35%
2009	0.95% to 2.25%	1,314,117	27.79 to 25.79	36,210,549	0.25%	56.12% to 54.07%
2008	0.95% to 2.65%	1,269,810	17.8 to 16.49	22,418,503	0.37%	-46.61% to -47.54%
2007	0.95% to 2.65%	1,841,149	33.35 to 31.43	60,950,614	0.11%	43.94% to 41.61%
2006	0.95% to 2.65%	1,987,076	23.17 to 22.19	45,765,443	0.08%	23.36% to 21.42%
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Initial Class (VWHA)
2010	0.95% to 2.20%	412,231	34.78 to 40.90	16,848,636	0.37%	28.01% to 26.40%
2009	0.95% to 2.20%	473,719	27.17 to 32.36	14,993,036	0.27%	56.04% to 54.07%
2008	0.95% to 2.20%	540,162	17.41 to 21.01	11,028,030	0.32%	-46.64% to -47.31%
2007	0.95% to 2.20%	800,293	32.63 to 39.87	30,418,032	0.13%	43.97% to 42.14%
2006	0.95% to 2.30%	1,061,403	22.66 to 32.53	29,115,074	0.07%	23.31% to 21.81%
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)
2010	0.95% to 2.25%	10,423,052	$24.05 to $20.65	$245,715,762	1.10%	7.64% to 6.23%
2009	0.95% to 2.45%	12,278,354	22.34 to 19.55	268,795,979	0.37%	23.86% to 21.91%
2008	0.95% to 2.45%	12,909,693	18.04 to 16.04	228,047,915	0.40%	-26.5% to -27.59%
2007	0.95% to 2.50%	14,390,538	24.54 to 21.65	344,690,429	0.64%	42.74% to 40.61%
2006	0.95% to 2.50%	14,439,370	17.19 to 15.39	243,077,277	0.37%	19.01% to 17.28%
Ivy Fund Variable Insurance Portfolios, Inc. - Balanced (WRBP)
2010	0.95% to 2.25%	4,034,607	14.47 to 12.47	57,336,407	1.99%	16.00% to 14.48%
2009	0.95% to 2.25%	4,701,582	12.47 to 11.09	57,583,672	2.05%	12.15% to 10.61%
2008	0.95% to 2.25%	5,696,020	11.12 to 10.03	62,182,738	0.09%	-21.75% to -22.79%
2007	0.95% to 2.40%	7,103,270	14.21 to 12.85	98,563,321	1.35%	12.58% to 10.98%
2006	0.95% to 2.40%	7,857,473	12.62 to 11.58	97,168,074	1.35%	10.16% to 8.59%
Ivy Fund Variable Insurance Portfolios, Inc. - Bond (WRBDP)
2010	0.95% to 2.25%	7,474,683	15.04 to 12.77	110,313,533	3.89%	5.03% to 3.65%
2009	0.95% to 2.45%	7,877,501	14.32 to 12.51	110,602,955	3.8%	6.15% to 4.56%
2008	0.95% to 2.45%	8,981,987	13.49 to 11.97	118,793,718	0.09%	-0.64% to -2.13%
2007	0.95% to 2.45%	9,744,380	13.57 to 12.23	129,124,805	4.27%	4.66% to 3.09%
2006	0.95% to 2.45%	7,144,826	12.97 to 11.86	90,803,031	4.28%	3.26% to 1.71%
Ivy Fund Variable Insurance Portfolios, Inc. - Core Equity (WRCEP)
2010	0.95% to 2.25%	11,988,244	11.32 to 9.95	133,346,578	1.01%	19.75% to 18.18%
2009	0.95% to 2.45%	14,723,373	9.45 to 8.24	136,658,228	1.03%	22.84% to 20.83%
2008	0.95% to 2.45%	18,240,906	7.7 to 6.82	137,697,882	0.16%	-35.39% to -36.41%
2007	0.95% to 2.50%	22,343,431	11.91 to 10.73	259,445,543	0.60%	12.94% to 11.23%
2006	0.95% to 2.50%	25,267,360	10.55 to 9.65	260,652,329	0.86%	15.88% to 14.14%
Ivy Fund Variable Insurance Portfolios, Inc. - Dividend Opportunities (WRDIV)
2010	0.95% to 2.05%	1,654,847	13.85 to 12.86	22,638,229	1.15%	15.27% to 14.06%
2009	0.95% to 2.10%	1,974,176	12.01 to 11.16	23,409,402	1%	16.76% to 15.24%
2008	0.95% to 2.25%	2,406,092	10.29 to 9.61	24,430,897	0.07%	-36.52% to -37.4%
2007	0.95% to 2.30%	2,699,802	16.21 to 15.31	43,121,810	0.96%	15.6% to 14.09%
2006	0.95% to 2.25%	2,287,217	14.02 to 13.44	31,707,103	1.55%	14.82% to 13.39%
Ivy Fund Variable Insurance Portfolios, Inc. - Energy (WRENG)
2010	0.95% to 2.25%	1,023,074	12.44 to 11.70	12,619,383	0.28%	20.80% to 19.21%
2009	0.95% to 2.25%	1,063,778	10.3 to 9.81	10,865,760	0.00%	39.15% to 37.32%
2008	0.95% to 2.25%	1,046,875	7.4 to 7.14	7,688,769	0.10%	-46.66% to -47.36%
2007	0.95% to 2.25%	794,716	13.88 to 13.57	10,956,096	0.50%	49.85% to 47.88%
2006	0.95% to 2.25%	225,125	9.26 to 9.18	2,079,139	1.04%	-7.4% to -8.21%	*
Ivy Fund Variable Insurance Portfolios, Inc. - Global Natural Resources (WRGNR)
2010	0.95% to 2.25%	2,580,151	16.53 to 15.35	42,109,755	0.00%	15.95% to 14.43%
2009	0.95% to 2.40%	3,338,506	14.25 to 13.3	46,986,034	0.00%	71.99% to 68.97%
2008	0.95% to 2.40%	3,038,959	8.29 to 7.87	24,913,336	1.23%	-61.83% to -62.43%
2007	0.95% to 2.50%	3,287,167	21.71 to 20.89	70,684,121	0.03%	42.13% to 40.04%
2006	0.95% to 2.50%	2,887,238	15.27 to 14.92	43,840,312	0.43%	24.3% to 22.51%
Ivy Fund Variable Insurance Portfolios, Inc. - Growth (WRGP)
2010	0.95% to 2.25%	13,537,586	10.57 to 9.50	140,392,124	0.65%	11.51% to 10.05%
2009	0.95% to 2.40%	16,771,104	9.48 to 8.3	155,856,008	0.39%	25.87% to 23.89%
2008	0.95% to 2.40%	20,570,540	7.53 to 6.7	151,814,844	0.00%	-36.88% to -37.83%
2007	0.95% to 2.50%	25,148,472	11.93 to 10.98	292,538,227	0.00%	24.61% to 22.72%
2006	0.95% to 2.50%	28,866,345	9.57 to 8.95	270,352,480	0.00%	4.04% to 2.46%
Ivy Fund Variable Insurance Portfolios, Inc. - High Income (WRHIP)
2010	0.95% to 2.25%	4,324,579	19.90 to 17.29	84,584,599	7.82%	13.77% to 12.28%
2009	0.95% to 2.45%	4,948,846	17.49 to 15.29	84,994,354	8.96%	45.03% to 42.85%
2008	0.95% to 2.45%	4,801,530	12.06 to 10.7	56,854,592	0.61%	-22.56% to -23.76%
2007	0.95% to 2.50%	5,514,524	15.57 to 13.89	84,027,517	7.66%	2.87% to 1.29%
2006	0.95% to 2.50%	5,604,764	15.14 to 13.71	83,269,476	7.08%	9.22% to 7.55%
Ivy Fund Variable Insurance Portfolios, Inc. - International Growth (WRIP)
2010	0.95% to 2.25%	3,816,483	12.04 to 10.43	45,080,282	0.99%	13.70% to 12.21%
2009	0.95% to 2.45%	4,678,629	10.59 to 9.23	48,546,792	1.53%	25.69% to 23.58%
2008	0.95% to 2.45%	5,243,842	8.43 to 7.47	43,268,182	0.23%	-42.7% to -43.62%
2007	0.95% to 2.45%	6,280,053	14.7 to 13.24	89,962,290	0.58%	20.14% to 18.41%
2006	0.95% to 2.45%	6,317,661	12.24 to 11.19	75,594,854	0.61%	19.84% to 18.14%
Ivy Fund Variable Insurance Portfolios, Inc. - International Value (WRI2P)
2010	0.95% to 2.05%	1,234,813	16.11 to 14.96	19,738,384	1.41%	13.01% to 11.76%
2009	0.95% to 2.05%	1,454,572	14.26 to 13.39	20,676,076	3.48%	35.66% to 34.16%
2008	0.95% to 2.25%	1,645,885	10.51 to 10.84	17,441,697	0.42%	-42.81% to -43.63%
2007	0.95% to 2.25%	2,118,596	18.38 to 19.23	40,016,688	1.65%	8.83% to 7.48%
2006	0.95% to 2.25%	2,084,663	16.89 to 17.89	36,371,800	2.04%	28.39% to 26.81%
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Ivy Fund Variable Insurance Portfolios, Inc. - Micro Cap Growth (WRMIC)
2010	0.95% to 2.00%	360,541	$15.81 to $14.73	$5,628,834	0.00%	39.52% to 38.04%
2009	0.95% to 2.05%	361,907	11.33 to 10.34	4,039,189	0.00%	39.95% to 38.19%
2008	0.95% to 2.05%	350,971	8.1 to 7.48	2,792,115	0.00%	-48.53% to -49.19%
2007	0.95% to 2.20%	416,786	15.73 to 14.63	6,396,312	0.00%	5.47% to 4.18%
2006	0.95% to 2.20%	457,441	14.92 to 14.04	6,684,118	0.00%	11.2% to 9.89%
Ivy Fund Variable Insurance Portfolios, Inc. - Mid Cap Growth (WRMCG)
2010	0.95% to 2.25%	1,112,006	16.29 to 15.13	17,915,900	0.04%	30.31% to 28.60%
2009	0.95% to 2.40%	1,188,377	12.5 to 11.68	14,695,895	0.00%	45.27% to 43.04%
2008	0.95% to 2.25%	1,106,727	8.61 to 8.21	9,436,571	0.03%	-36.83% to -37.72%
2007	0.95% to 2.50%	1,245,741	13.63 to 13.1	16,820,762	0.02%	11.54% to 9.84%
2006	0.95% to 2.50%	954,630	12.22 to 11.93	11,595,360	0.50%	7.53% to 5.91%
Ivy Fund Variable Insurance Portfolios, Inc. - Money Market (WRMMP)
2010	0.95% to 2.25%	2,650,355	11.18 to 9.76	29,097,700	0.08%	-0.88% to -2.18%
2009	0.95% to 2.40%	3,428,531	11.28 to 9.9	37,949,287	1.07%	0.06% to -1.4%
2008	0.95% to 2.40%	6,113,637	11.28 to 10.04	67,435,079	2.09%	1.21% to -0.25%
2007	0.95% to 2.40%	3,735,294	11.14 to 10.07	40,487,120	4.60%	3.62% to 2.11%
2006	0.95% to 2.40%	2,969,855	10.75 to 9.86	31,181,969	4.38%	3.33% to 1.84%
Ivy Fund Variable Insurance Portfolios, Inc. - Mortgage Securities (WRMSP)
2009	0.95% to 1.95%	543,845	10.4 to 10.02	5,600,904	5.5%	7.34% to 6.24%
2008	0.95% to 2.25%	672,056	9.69 to 9.29	6,465,650	0.88%	-11.79% to -12.96%
2007	0.95% to 2.50%	855,365	10.99 to 10.58	9,362,133	3.41%	2.42% to 0.83%
2006	0.95% to 2.50%	808,187	10.73 to 10.49	8,673,304	5.22%	3.78% to 2.17%
Ivy Fund Variable Insurance Portfolios, Inc. - Real Estate Securities (WRRESP)
2010	0.95% to 2.25%	733,906	14.39 to 13.22	10,455,436	1.89%	27.29% to 25.62%
2009	0.95% to 2.25%	869,687	11.31 to 10.53	9,776,465	3.16%	22.45% to 20.84%
2008	0.95% to 2.25%	1,068,301	9.24	9,871,352	0.54%	-36.65% to -37.57%
2007	0.95% to 2.50%	1,285,756	14.58 to 14.67	19,058,804	0.52%	-16.87% to -18.14%
2006	0.95% to 2.50%	1,572,126	17.53 to 17.92	28,157,201	0.86%	28.85% to 26.96%
Ivy Fund Variable Insurance Portfolios, Inc. - Science and Technology (WRSTP)
2010	0.95% to 2.25%	5,651,827	15.10 to 14.38	83,787,588	0.00%	11.68% to 10.22%
2009	0.95% to 2.45%	6,937,432	13.52 to 11.8	91,919,030	0.00%	42.47% to 40.24%
2008	0.95% to 2.45%	8,066,843	9.49 to 8.41	74,948,034	0.00%	-34.52% to -35.55%
2007	0.95% to 2.50%	9,699,144	14.5 to 14.16	137,088,431	0.00%	23.18% to 21.33%
2006	0.95% to 2.50%	10,562,288	11.77 to 11.67	121,575,510	0.00%	6.85% to 5.25%
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Growth (WRSCP)
2010	0.95% to 2.25%	4,957,025	15.50 to 14.09	75,522,922	0.00%	27.63% to 25.95%
2009	0.95% to 2.45%	6,103,814	12.15 to 10.59	72,782,371	0.42%	33.44% to 31.3%
2008	0.95% to 2.45%	7,141,914	9.1 to 8.07	63,716,776	0.00%	-39.76% to -40.74%
2007	0.95% to 2.50%	8,843,950	15.11 to 14.09	130,361,616	0.00%	12.43% to 10.71%
2006	0.95% to 2.50%	10,059,603	13.44 to 12.73	132,310,577	0.00%	4.06% to 2.48%
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Value (WRSCV)
2010	0.95% to 2.05%	644,275	14.97 to 13.90	9,566,202	0.08%	25.21% to 23.82%
2009	0.95% to 2.05%	719,794	11.95 to 11.22	8,594,076	0.00%	27.92% to 26.5%
2008	0.95% to 2.05%	824,726	9.35 to 9.65	7,753,067	0.19%	-26.83% to -27.72%
2007	0.95% to 2.15%	921,499	12.77 to 13.3	12,023,934	0.01%	-5.05% to -6.17%
2006	0.95% to 2.15%	981,472	13.45 to 14.17	13,544,922	0.14%	15.74% to 14.4%
Ivy Fund Variable Insurance Portfolios, Inc. - Value (WRVP)
2010	0.95% to 2.25%	4,443,444	14.42 to 12.69	62,774,142	0.92%	17.58% to 16.04%
2009	0.95% to 2.45%	5,275,682	12.27 to 10.76	63,321,636	2.09%	25.44% to 23.4%
2008	0.95% to 2.45%	6,491,989	9.78 to 8.72	62,086,887	0.22%	-34.44% to -35.51%
2007	0.95% to 2.45%	7,960,591	14.92 to 13.53	115,970,544	0.93%	0.92% to -0.55%
2006	0.95% to 2.45%	9,004,271	14.78 to 13.6	130,384,387	1.02%	15.77% to 14.07%
Advantage Funds Variable Trust - VT Opportunity Fund (SVOF)
2010	1.60% to 1.75%	20,045	13.42 to 13.20	265,916	0.54%	21.78% to 21.59%
2009	1.60% to 1.75%	26,804	11.02 to 10.86	292,549	0.00%	45.37% to 45.15%
2008	0.95% to 2.65%	8,437,109	8.03 to 8.65	67,613,857	1.87%	-40.67% to -41.75%
2007	0.95% to 2.70%	10,766,464	13.53 to 14.79	148,802,499	0.62%	5.61% to 3.8%
2006	0.95% to 2.70%	13,514,581	12.81 to 14.25	180,134,788	0.00%	11.16% to 9.25%
Advantage Funds Variable Trust - VT Small Cap Growth Fund (WFVSCG)
2010	0.95% to 2.05%	688,377	16.47 to 16.17	11,315,575	0.00%	25.57% to 24.18%
2009	0.95% to 2.15%	358,511	13.12 to 9.46	4,689,092	0.00%	31.18% to 30.12%	*
International Equity Flex I Portfolio (obsolete) (WIEP)
2008	0.95% to 1.65%	351,739	9.29 to 10.11	3,287,420	1.67%	-41.6% to -42.01%
2007	0.95% to 1.65%	429,076	15.9 to 17.44	6,859,987	1.06%	15.48% to 14.66%
2006	0.95% to 1.65%	566,655	13.77 to 15.21	7,848,707	0.97%	17.53% to 16.7%
International Equity Flex II Portfolio (obsolete) (WVCP)
2008	0.95% to 1.20%	137,487	6.89 to 8.24	963,234	1.66%	-47.26% to -47.39%
2007	0.95% to 1.25%	189,766	13.07 to 15.58	2,512,874	0.00%	-4.87% to -5.16%
2006	0.95% to 1.30%	225,532	13.74 to 16.36	3,141,525	0.00%	12.13% to 11.74%
(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Investment Portfolios - Emerging Leaders Fund - Service Shares (obsolete) (DELS)
2006	1.50% to 2.60%	101,828	$13.75 to $13.05	$1,376,470	0.00%	6.39% to 5.21%
J.P. Morgan NVIT Balanced Fund - Class I (obsolete) (BF)
2008	0.95% to 2.35%	6,114,999	$9.64 to 7.7	57,262,331	2.68%	-26.26% to -27.34%
2007	0.95% to 2.40%	8,194,862	13.07 to 10.55	103,890,742	2.20%	3.63% to 2.15%
2006	0.95% to 2.65%	10,363,591	12.61 to 10.12	126,752,943	2.25%	11.19% to 9.32%
NVIT Mid Cap Growth Fund - Class I (obsolete) (SGRF)
2008	0.95% to 2.65%	3,026,086	8.27 to 5.91	25,366,292	0.00%	-46.62% to -47.62%
2007	0.95% to 2.65%	4,466,109	15.46 to 11.28	70,146,887	0.00%	7.97% to 6.16%
2006	0.95% to 2.65%	5,554,033	14.36 to 10.63	80,969,198	0.00%	8.87% to 7.06%
Series Trust II - Mid Cap Value Portfolio (obsolete) (JPMCVP)
2008	0.95% to 2.30%	1,228,220	9.59 to 9	11,674,270	1.12%	-33.84% to -34.81%
2007	0.95% to 2.30%	2,001,101	14.5 to 13.81	28,780,769	0.96%	1.47% to 0.14%
2006	0.95% to 2.30%	3,023,212	14.29 to 13.79	42,901,825	0.64%	15.73% to 14.22%
U.S. Equity Flex II Portfolio (obsolete) (WGIP)
2008	0.95% to 1.85%	424,452	10.99 to 7.79	4,643,921	2.80%	-36.79% to -37.37%
2007	0.95% to 1.85%	537,328	17.39 to 12.44	9,298,560	1.22%	0.81% to -0.11%
2006	0.95% to 2.30%	791,274	17.25 to 13.34	13,592,744	0.87%	18.22% to 16.67%
Variable Insurance Funds - Large Cap Growth VIF (obsolete) (BBLCG)
2006	0.95% to 2.00%	170,035	9.79 to 9.27	1,627,561	0.47%	3.1% to 2.03%
W&R Target Funds, Inc. - Limited-Term Bond Portfolio (obsolete) (WRLBP)
2006	0.95% to 2.45%	3,102,882	12.22 to 11.17	37,128,029	3.38%	2.98% to 1.43%

2010	Reserves for annuity contracts in payout phase:				$84,463,089
2010	Contract owners equity:				$7,542,257,800
2009	Reserves for annuity contracts in payout phase:				$81,634,158
2009	Contract owners equity:				$7,961,391,641
2008	Reserves for annuity contracts in payout phase:				$67,678,494
2008	Contract owners equity:				$7,651,606,707
2007	Reserves for annuity contracts in payout phase:				$100,490,623
2007	Contract owners equity:				$14,026,009,866
2006	Reserves for annuity contracts in payout phase:				$92,698,887
2006	Contract owners equity:				$15,205,517,008
*	This represents the range of annual contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owners’ accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts through reductions in unit values. The recognition of Investment Income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholder
Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (the Company) as of December 31, 2010 and 2009, and the related consolidated statements of operations, changes in equity and cash flows for each of the years in the three-year period ended December 31, 2010. In connection with our audits of the consolidated financial statements, we also have audited the financial statement schedules as listed in the accompanying index.  These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2010 and 2009, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2010, in conformity with U.S. generally accepted accounting principles.  Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 2 to the consolidated financial statements, the Company changed its method of evaluating other-than-temporary impairments of debt securities due to the adoption of new accounting requirements issued by the FASB, as of January 1, 2009.

/s/ KPMG LLP
Columbus, Ohio

March 1, 2011

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

 Consolidated Statements of Operations
(in millions)

	Years ended December 31,
	2010	2009	2008

Revenues:
Policy charges	$ 1,399	$ 1,245	$ 1,341
Premiums	484	470	394
Net investment income	1,825	1,879	1,865
Net realized investment gains (losses)	(236)	454	(348)
Other-than-temporary impairment losses (consisting of $394 and
$992 of total other-than-temporary impairment losses, net of $174 and $417 non-credit related recognized in other comprehensive income
for the years ended December 31, 2010 and 2009, respectively)	(220)	(575)	(1,131)
Other income	2	(4)	(4)
Total revenues	$ 3,254	3,469	2,117

Benefits and expenses:
Interest credited to policyholder accounts	$ 1,056	$ 1,100	$ 1,173
Benefits and claims	873	812	856
Policyholder dividends	78	87	93
Amortization of deferred policy acquisition costs	396	466	692
Amortization of value of business acquired and other intangible assets	18	63	31
Interest expense, primarily with Nationwide Financial Services, Inc. (NFS)	55	55	62
Other operating expenses	574	579	631
Total benefits and expenses	$ 3,050	3,162	3,538

Income (loss) from continuing operations before federal income
tax expense (benefit)	$ 204	$ 307	$ (1,421)
Federal income tax expense (benefit)	24	48	(534)
Net income (loss)	$ 180	$ 259	$ (887)
Less: Net loss attributable to noncontrolling interest	60	52	72
Net income (loss) attributable to Nationwide Life Insurance Company	$ 240	$ 311	$ (815)

  See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Balance Sheets
(in millions, except for share and per share amounts)

	December 31,
	2010	2009

Assets
Investments:
Securities available-for-sale, at fair value:
Fixed maturity securities (amortized cost $25,613 and $25,103)	$ 26,434	$ 24,750
Equity securities (cost $39 and $49)	42	53
Mortgage loans, net	6,125	6,829
Short-term investments	1,062	1,003
Other investments	1,646	1,517
Total investments	$ 35,309	$ 34,152

Cash and cash equivalents	337	49
Accrued investment income	459	402
Deferred policy acquisition costs	3,973	3,983
Value of business acquired	259	277
Goodwill	200	200
Other assets	1,985	2,080
Separate account assets	64,875	57,846
Total assets	$ 107,397	$ 98,989

Liabilities and Shareholder's Equity
Liabilities:
Future policy benefits and claims	$ 32,676	$ 33,150
Short-term debt	300	150
Long-term debt	978	706
Other liabilities	2,429	1,820
Separate account liabilities	64,875	57,846
Total liabilities	$ 101,258	$ 93,672

Shareholder's equity:
Common stock ($1 par value; authorized - 5,000,000 shares, issued
and outstanding - 3,814,779 shares)	$ 4	$ 4
Additional paid-in capital	1,718	1,718
Retained earnings	3,741	3,510
Accumulated other comprehensive income (loss)	321	(266)
Total shareholder's equity	$ 5,784	$ 4,966
Noncontrolling interest	355	351
Total equity	$ 6,139	$ 5,317
Total liabilities and equity	$ 107,397	$ 98,989

  See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Changes in Equity
(in millions)

	Class A&B common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income (loss)	Total shareholder's equity	Non-controlling interest	Total equity

Balance as of December 31, 2007	$ 4	$ 1,359	$ 4,228	$ (87)	$ 5,504	$ 466	$ 5,970

Dividends to NFS	-	-	(461)	-	(461)	-	(461)
Capital contributed by NFS	-	339	-	-	339	-	339
Other, net	-	-	-	-	-	22	22
Comprehensive loss:
Net loss	-	-	(815)	-	(815)	(72)	(887)
Other comprehensive loss, net of taxes	-	-	-	(1,274)	(1,274)	-	(1,274)
Total comprehensive loss					(2,089)	(72)	(2,161)

Balance as of December 31, 2008	$ 4	$ 1,698	$ 2,952	$ (1,361)	$ 3,293	$ 416	$ 3,709

Cumulative effect of change in accounting principle, net of taxes	-	-	250	(250)	-	-	-
Capital contributed by NFS	-	20	-	-	20	-	20
Other, net	-	-	(3)	-	(3)	(13)	(16)
Comprehensive income (loss):
Net income (loss)	-	-	311	-	311	(52)	259
Other comprehensive income, net of taxes	-	-		1,345	1,345	-	1,345
Total comprehensive income (loss)					1,656	(52)	1,604

Balance as of December 31, 2009	$ 4	$ 1,718	$ 3,510	$ (266)	$ 4,966	$ 351	$ 5,317

Cumulative effect of change in accounting principle, net of taxes	-	-	(9)	9	-	46	46
Other, net	-	-	-	-	-	18	18

Comprehensive income (loss):
Net income (loss)	-	-	240	-	240	(60)	180
Other comprehensive income, net of taxes	-	-	-	578	578	-	578
Total comprehensive income (loss)					818	(60)	758

Balance as of December 31, 2010	$ 4	$ 1,718	$ 3,741	$ 321	$ 5,784	$ 355	$ 6,139

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Cash Flows
(in millions)

	Years ended December 31,
	2010	2009	2008

Cash flows from operating activities:
Net income (loss)	$ 180	$ 259	$ (887)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Net realized investment losses (gains)	236	(454)	348
Other-than-temporary impairment losses	220	575	1,131
Interest credited to policyholder accounts	1,056	1,100	1,173
Capitalization of deferred policy acquisition costs	(634)	(513)	(588)
Amortization of deferred policy acquisition costs	396	466	692
Amortization and depreciation	(2)	51	48
Changes in:
Policy liabilities	(579)	(725)	(173)
Other, net	(187)	(147)	(798)
Net cash provided by operating activities	$ 686	$ 612	$ 946

Cash flows from investing activities:
Proceeds from maturity of securities available-for-sale	$ 3,251	$ 3,889	$ 4,272
Proceeds from sale of securities available-for-sale	2,168	4,211	4,309
Proceeds from sales/repayments of mortgage loans	996	773	869
Cost of securities available-for-sale acquired	(5,910)	(9,206)	(7,255)
Cost of mortgage loans originated or acquired	(373)	(36)	(372)
Net (increase) decrease in short-term investments	(44)	1,910	(1,857)
Collateral received (paid), net	(23)	(869)	592
Other, net	(29)	208	15
Net cash provided by investing activities	$ 36	$ 880	$ 573

Cash flows from financing activities:
Net increase (decrease) in short-term debt	$ 150	$ (100)	$ (35)
Net proceeds from issuance of long-term debt	272	-	-
Capital contributed by NFS	-	20	-
Cash dividends paid to NFS	-	-	(281)
Investment and universal life insurance product deposits and other additions	4,540	3,877	3,862
Investment and universal life insurance product withdrawals and other deductions	(5,405)	(5,301)	(5,306)
Other, net	9	19	282
Net cash used in financing activities	$ (434)	$ (1,485)	$ (1,478)

Net increase in cash and cash equivalents	$ 288	$ 7	$ 41
Cash and cash equivalents, beginning of period	49	42	1
Cash and cash equivalents, end of period	$ 337	$ 49	$ 42

  See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

(1)	Nature of Operations

Nationwide Life Insurance Company (NLIC, or collectively with its subsidiaries, the Company) was incorporated in 1929 and is an Ohio stock legal reserve life insurance company.  The Company is a member of the Nationwide group of companies (Nationwide), which is comprised of Nationwide Mutual Insurance Company (NMIC) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by NFS, a holding company formed by Nationwide Corporation (Nationwide Corp.), a majority-owned subsidiary of NMIC.

Wholly-owned subsidiaries of NLIC as of December 31, 2010 include Nationwide Life and Annuity Insurance Company (NLAIC) and Nationwide Investment Services Corporation (NISC).  NLAIC offers universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI) and individual annuity contracts on a non-participating basis.  NISC is a registered broker-dealer.

The Company is a leading provider of long-term savings and retirement products in the United States of America (U.S.).  The Company develops and sells a diverse range of products including individual annuities, private and public sector group retirement plans, other investment products sold to institutions, life insurance and advisory services.

The Company sells its products through a diverse distribution network.  Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouse and regional firms, pension plan administrators, and life insurance specialists.  Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. (NRS), and Nationwide Financial Network (NFN) producers.  The Company also distributes products through the agency distribution force of its ultimate parent company, NMIC.

On December 31, 2009, NLIC merged with its affiliate, Nationwide Life Insurance Company of America and subsidiaries (NLICA), with NLIC as the surviving entity.  In addition, NLIC’s subsidiary, NLAIC, merged with a subsidiary of NLICA, Nationwide Life and Annuity Company of America (NLACA), effective as of December 31, 2009, with NLAIC as the surviving entity.  The mergers were completed to streamline the enterprise's capital structure and create operational efficiencies.  See Note 2 for further information.

In 2010, the Company elected to rely on the exemption pursuant to Rule 12h-7 of the Securities Exchange Act of 1934 (Exchange Act) from its duty under Section 15(d) of the Exchange Act to file reports required by Section 13(a) of the Exchange Act for products that are registered as securities but also are regulated as insurance under state law.  Consequently, absent a further change in circumstances, the Company no longer files periodic reports with the United States Securities and Exchange Commission (SEC).

As of December 31, 2010 and 2009, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region of the U.S.  Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region of the U.S. in which business is conducted that makes it overly vulnerable to a single event which could cause a severe impact to the Company’s financial position.

(2)	Summary of Significant Accounting Policies

The Company’s significant accounting policies that materially affect financial reporting are summarized below.  The accompanying consolidated financial statements were prepared in accordance with United States generally accepted accounting principles (GAAP).

Use of Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements.  Actual results could differ significantly from those estimates.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The Company’s most critical estimates include those used to determine the following: the balance, recoverability and amortization of deferred policy acquisition costs (DAC); whether an available-for-sale security is other-than-temporarily impaired; valuation allowances for mortgage loans; valuation of derivatives; the liability for future policy benefits and claims, including the valuation of embedded derivatives resulting from living benefit contracts; and the federal income tax provision.  Although some variability is inherent in these estimates, recorded amounts reflect management’s best estimates based on facts and circumstances as of the balance sheet date.  Management believes the amounts provided are appropriate.

Basis of Presentation

The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest.  All significant intercompany balances and transactions were eliminated in consolidation.

Certain items in the consolidated financial statements and related notes have been reclassified to conform to the current presentation.

Investments

The Company classifies fixed maturity and equity securities as either available-for-sale or trading. Purchases and sales of securities are recorded on the trade date. Receivables are recorded for sales of securities and liabilities for purchases not yet settled at the balance sheet date. Realized gains and losses on sales of fixed maturity and equity securities are recognized in income based on the specific identification method. Interest and dividend income are recognized when earned.

Available-for-sale securities.  Available-for-sale securities are reported at fair value, with unrealized holdings gains and losses reported as a separate component of other comprehensive income, net of adjustments for DAC, value of business acquired (VOBA), future policy benefits and claims, policyholder dividend obligations, noncontrolling interests and deferred federal income taxes.

For fixed maturity and marketable equity securities for which market quotations are available, the Company generally uses independent pricing services to assist in determining the fair value measurement.

The Company’s investments in corporate debt securities, mortgage-backed securities and other asset-backed securities are valued with the assistance of independent pricing services and non-binding broker quotes. The Company’s policy is to give priority to pricing obtained from our primary independent pricing service. In the event that pricing information is not available from an independent pricing service, non-binding broker quotes are used to assist in the valuation of the investments. In many cases, only one broker quote is available. The Company’s policy is generally not to adjust the values obtained from brokers.

Broker quotes are considered unobservable inputs as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased such that generally only one quotation is available. As the brokers often do not provide the necessary transparency into their quotes and methodologies, the Company periodically performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value.

For investments valued with the assistance of independent pricing services, the Company obtains the pricing services’ methodologies, inputs and assumptions and classifies these investments accordingly in the fair value hierarchy. The Company periodically reviews and tests the pricing and related methodologies obtained from these independent pricing services against secondary sources to ensure that management can validate the investment’s fair value and related fair value hierarchy categorization. If large variances are observed between the price obtained from the independent pricing services and secondary sources, the Company analyzes the causes driving the variance.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

For certain fixed maturity securities not priced by independent pricing services (e.g., private placement securities without quoted market prices), a corporate pricing matrix or internally developed pricing model is generally used. The corporate pricing matrix is developed using private spreads for corporate securities with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a fixed maturity security to be priced using the corporate pricing matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that security. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security.

In 2009, certain residential mortgage-backed securities backed by sub-prime and Alt-A collateral experienced low levels of market activity, leading the Company to utilize internal pricing models to assist in determining the estimated fair values of these securities.

As such, the Company used a weighting of internal pricing models and independent pricing services to better estimate the investments’ fair value. Management determined the use of multiple valuation techniques, considering both an income approach that maximized the use of relevant observable inputs and minimized the use of unobservable inputs and a market approach based on that observed quotes provided by independent pricing services produced a result more representative of the securities’ fair value.

The income approach incorporated cash flows for each investment adjusted for expected losses in different interest rate and housing scenarios. The adjusted cash flows were then discounted using a risk premium that market participants would demand because of the risk in the cash flows. The risk premium was reflective of an orderly transaction between market participants at the measurement date under the then current market conditions and included items such as liquidity and structure risk. The income approach also included a weighting of external third-party values. As sufficient information is often not available to conclude whether such prices are based on orderly transactions, this weighting methodology was designed to incorporate external prices into the Company’s internal valuation process.

In addition to weighting external prices when developing the internal values, the Company further calibrated those values to market indications through pricing determined from two independent pricing services (the market approach). The Company calibrated the prices obtained from the independent pricing services and the price developed internally by utilizing the median value to determine the estimated fair value.

In 2010, the markets for these securities began to experience more normal levels of activity and the prices obtained from independent pricing services were more representative of orderly transactions between market participants. As such, these securities were priced solely with the assistance of independent pricing services as of December 31, 2010.

When the collectability of contractual interest payments on fixed maturity securities is considered doubtful, such securities are placed in non-accrual status and any accrued interest is excluded from investment income.  These securities are not restored to accrual status until all delinquent interest and principal are paid and the Company determines that payment of future principal and interest is probable.

For investments in beneficial interests of securitized assets, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

Mortgage loans, net of allowance.  The Company holds commercial mortgage loans that are collateralized by properties throughout the United States.  Mortgage loans held for investment are carried at amortized cost less a valuation allowance.

The Company maintains a valuation allowance comprised of specific reserves for impaired loans and non-specific reserves for losses inherent in the balance of the portfolio.  Specific reserve changes are included in other-than-temporary impairment losses, while changes in non-specific reserves are recorded in net realized investment gains and losses.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Interest income on performing mortgage loans is recognized over the life of the loan using the effective-yield method.  Loans in default or in the process of foreclosure are placed on non-accrual status.  Interest received on non-accrual status mortgage loans is included in net investment income in the period received.

Policy loans.  Policy loans, which are collateralized by the related insurance policy, are carried at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Short-term investments.  Short-term investments consist of highly liquid debt instruments with maturities of greater than three months and less than twelve months when purchased.  The Company carries short-term investments at estimated fair value.

Securities lending.  The Company has entered into securities lending agreements with an agent bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income on the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of loaned securities to be held as collateral. Cash collateral is invested by the agent bank in investment-grade securities, which are included in the total investments of the Company. Non-cash collateral is recorded off-balance sheet. The Company continues to recognize loaned securities in either available-for-sale investments or short-term investments, and a securities lending payable is recorded in other liabilities for the amount of collateral received. Net income received from securities lending activities is included in net investment income.

Other-than-temporary impairments evaluations.  The Company periodically reviews its available-for-sale fixed maturities and equities on a case-by-case basis to determine if any decline in fair value to below cost or amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, the severity of the unrealized loss, reasons for the decline in value and expectations for the amount and timing of a recovery in fair value.

In assessing corporate debt securities for other-than-temporary impairment, the Company evaluates the ability of the issuer to meet its debt obligations, the value of the company or specific collateral securing the debt, the Company’s intent to sell the security and whether it is more likely than not that the Company will be required to sell the security before the recovery of its amortized cost basis. The Company also evaluates U.S. Treasury securities and obligations of U.S. Government corporations, U.S. Government agencies, obligations of states and political subdivisions, and debt securities issued by foreign governments for other-than-temporary impairment by examining similar characteristics referenced above for corporate debt securities.

When evaluating whether residential mortgage-backed securities, commercial mortgage-backed securities, collateralized debt obligations and other asset-backed securities are other-than-temporarily impaired, the Company examines characteristics of the underlying collateral, such as delinquency and default rates, the quality of the underlying borrower, the type of collateral in the pool, the vintage year of the collateral, subordination levels within the structure of the collateral pool, the quality of any credit guarantors, the Company’s intent to sell the security and whether it is more likely than not will be required to sell the security before the recovery of its amortized cost basis.

For all debt securities evaluated for other-than-temporary impairment (for which the Company does not have the intent to sell and it is not more likely than not that it will be required to sell the security before the recovery of its amortized cost basis), the Company considers the timing and amount of the cash flows. The Company evaluates its intent to sell on an individual security basis.

To the extent that the present value of cash flows generated by a debt security is less than the amortized cost, or the reference amount if the security is accounted for under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) 325, Investments - Other, an other-than-temporary impairment is recognized through earnings.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Other-than-temporary impairment losses on securities (where the Company does not intend to sell the security and it is not more likely than not it will be required to sell the security prior to recovery of the security’s amortized cost) are bifurcated with the credit portion of the impairment loss being recognized in earnings and the non-credit loss portion of the impairment being recognized in other comprehensive income, net of applicable taxes and other offsets.

Prior to 2009, an other-than-temporary impairment charge was taken when the Company did not have the ability and intent to hold the security until the forecasted recovery or if it was probable that the Company would not recover all contractual amounts when due. Many criteria were considered during this process including, but not limited to, specific credit issues and financial prospects related to the issuer, the quality of the underlying collateral, management’s intent and ability to hold the security until recovery, current economic conditions that could affect the creditworthiness of the issuer in the future, the current fair value as compared to the amortized cost of the security, the extent and duration of the unrealized loss, and the rating of the affected security. Other-than-temporary impairment losses resulted in a permanent reduction to the cost basis of the underlying investment equal to the difference between the estimated fair value of the security and its amortized cost.

It is reasonably possible that further declines in estimated fair values of such investments, or changes in assumptions or estimates of anticipated recoveries and/or cash flows, may cause further other-than-temporary impairments in the near term, which could be significant.

The Company considers both the non-credit portion of other-than-temporary impairment losses recognized in accumulated other comprehensive income and any subsequent changes in the fair value of those debt securities as accumulated other comprehensive losses recognized on debt securities which have credit losses in earnings.

Equity securities may experience other-than-temporary impairment in the future based on the prospects for full recovery in value in a reasonable period of time and the Company’s ability and intent to hold the security to recovery.

Derivative Instruments

The Company uses derivative instruments in efforts to manage exposures and mitigate risks associated with interest rates, equity markets, foreign currency and credit.  These derivative instruments primarily include interest rate swaps, futures contracts, credit default swaps, cross-currency swaps and other traditional swap agreements.  Certain features embedded in the Company’s investments, equity-indexed annuity contracts and variable annuity contracts are derivatives requiring separate accounting under the provisions of FASB ASC 815-15 Embedded Derivatives.  All derivative instruments are carried at fair value and are reflected as an asset or liability.  See Note 6 for a discussion on the Company’s use of derivative instruments.

The Company’s derivative transaction counterparties are generally financial institutions and corporations. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. Generally, the Company accepts collateral in the form of cash and marketable securities.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Revenues and Benefits

Investment and Universal Life Insurance Products.  Investment products consist primarily of individual and group variable and fixed deferred annuities.  Universal life insurance products include universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI), bank-owned life insurance (BOLI) and other interest-sensitive life insurance policies.  Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance charges, administrative fees and surrender charges that have been earned and assessed against policy account balances during the period.  The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees.  Asset fees, cost of insurance charges and administrative fees are assessed on a daily or monthly basis and recognized as revenue when assessed and earned.  Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited.  Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policyholder accounts and benefits and claims incurred in the period in excess of related policyholder accounts.

Traditional Life Insurance Products.  Traditional life insurance products include those products with fixed and guaranteed premiums and benefits, and primarily consist of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies.  Premiums for traditional life insurance products are recognized as revenue when due.  Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract.  This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

Cash and Cash Equivalents

Cash and cash equivalents, which include highly liquid investments with original maturities of less than three months, are carried at cost, which approximates fair value.

Deferred Policy Acquisition Costs

Investment and universal life insurance products.  The Company has deferred certain costs of acquiring investment and universal life insurance products, principally commissions, certain expenses of the policy issue and underwriting department, and certain variable sales expenses that relate to and vary with the production of new and renewal business.  In addition, the Company defers sales inducements, such as interest credit bonuses and jumbo deposit bonuses.  Investment products primarily consist of individual and group variable and fixed deferred annuities in the Individual Investments and Retirement Plans segments.  Universal life insurance products include universal life insurance, variable universal life insurance, COLI, BOLI and other interest-sensitive life insurance policies in the Individual Protection segment.  DAC is subject to recoverability testing in the year of policy issuance and loss recognition testing at the end of each reporting period.  For investment and universal life insurance products, the Company amortizes DAC with interest over the lives of the policies in relation to the present value of estimated gross profits from projected interest margins, asset fees, cost of insurance charges, administrative fees, surrender charges, and net realized investment gains and losses less policy benefits and policy maintenance expenses.

The Company adjusts the DAC asset related to investment and universal life insurance products to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale. The adjustment to DAC represents the change in amortization of DAC that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines.

The assumptions used in the estimation of future gross profits are based on the Company’s current best estimates of future events and are reviewed as part of an annual process during the second quarter.  During the annual process, the Company performs a comprehensive study of assumptions, including mortality and persistency studies, maintenance expense studies, and an evaluation of projected general and separate account investment returns.  The most significant assumptions that are involved in the estimation of future gross profits include future net separate account investment performance, surrender/lapse rates, interest margins and mortality.  Currently, the Company’s long-term assumption for net separate account investment

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

performance is approximately 7% growth per year.  The Company reviews this assumption, like others, as part of its annual process.  If this assumption were unlocked, the date of the unlocking could become the anchor date used in the reversion to the mean process (defined below).  Variances from the long-term assumption are expected since the majority of the investments in the underlying separate accounts are in equity securities, which strongly correlate in the aggregate with the Standard & Poor’s (S&P) 500 Index.  The Company bases its reversion to the mean process on actual net separate account investment performance from the anchor date to the valuation date.  The Company then assumes different performance levels over the next three years such that the separate account mean return measured from the anchor date to the end of the life of the product equals the long-term assumption.  The assumed net separate account investment performance used in the DAC models is intended to reflect what is anticipated.  However, based on historical returns of the S&P 500 Index, and as part of its pre-set parameters, the Company’s reversion to the mean process generally limits net separate account investment performance to 0-15% during the three-year reversion period.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment and universal life insurance products and their related amortization patterns.  In the event actual experience differs from assumptions or future assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense, which could be significant.  In general, increases in the estimated long-term general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in long-term lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

In addition to the comprehensive annual study of assumptions, management evaluates the appropriateness of the individual variable annuity DAC balance quarterly within pre-set parameters.  These parameters are designed to appropriately reflect the Company’s long-term expectations with respect to individual variable annuity contracts while also evaluating the potential impact of short-term experience on the Company’s recorded individual variable annuity DAC balance.  If the recorded balance of individual variable annuity DAC falls outside of these parameters for a prescribed period, or if the recorded balance falls outside of these parameters and management determines it is not reasonably possible to get back within the parameters during a given period, assumptions are required to be unlocked, and DAC is recalculated using revised best estimate assumptions.  When DAC assumptions are unlocked and revised, the Company continues to use the reversion to the mean process.

See Note 7 for a discussion of assumption changes that impacted DAC amortization and related balances for 2010, 2009 and 2008.

Traditional life insurance products. Generally, DAC related to traditional life insurance products is amortized with interest over the premium-paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue.  Such anticipated premium revenue is estimated using the same assumptions as those used for computing liabilities for future policy benefits at issuance.  Under existing accounting guidance, the concept of DAC unlocking does not apply to traditional life insurance products, although evaluations of DAC for recoverability at the time of policy issuance and loss recognition testing at each reporting period are required.

Value of Business Acquired

As a result of the acquisition of Provident Mutual Life Insurance Company (Provident) in 2002 and the application of purchase accounting, the Company reports an intangible asset representing the estimated fair value of the business in force and the portion of the purchase price that was allocated to the value of the right to receive future cash flows from the life insurance and annuity contracts existing as of the closing date of the Provident acquisition.  The value assigned to VOBA was supported by an independent valuation study commissioned by the Company and executed by a team of qualified valuation experts, including actuarial consultants.

VOBA represents the actuarially-determined value of future cash flows for acquired insurance contracts. Expected future cash flows are determined based on projected future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, changes in reserves, operating expenses, investment income and other factors. VOBA is adjusted for unrealized gains and losses on available-for-sale securities for changes in amortization that would have been

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

required had such unrealized amounts been realized. In the event actual experience differs or assumptions are revised, an increase or decrease in VOBA amortization expense is recorded, which could be significant.

See Note 8 for a discussion of VOBA amortization and related balances for 2010, 2009 and 2008.

Goodwill

In connection with acquisitions of operating entities, the Company recognizes the excess of the purchase price over the fair value of net assets acquired as goodwill.  Goodwill is not amortized, but is evaluated for impairment at the reporting unit level annually.  Goodwill of a reporting unit also is tested for impairment on an interim basis in addition to the annual evaluation if an event occurs or circumstances change which would more likely than not reduce the fair value of a reporting unit below its carrying amount.

The process of evaluating goodwill for impairment requires several judgments and assumptions to be made to determine the fair value of the reporting units, including the method used to determine fair value; discount rates; expected levels of cash flows, revenues and earnings; and the selection of comparable companies used to develop market-based assumptions.  The Company performed its annual impairment test during the third quarter.

Closed Block

In connection with the sponsored demutualization of Provident prior to its acquisition, Provident established a closed block for the benefit of certain classes of individual participating policies that had a dividend scale payable in 2001.  Assets were allocated to the closed block in an amount that produces cash flows which, together with anticipated revenues from closed block business, is reasonably expected to be sufficient to provide for (1) payment of policy benefits, specified expenses and taxes, and (2) the continuation of dividends throughout the life of the Provident policies included in the closed block based upon the dividend scales payable for 2001, if the experience underlying such dividend scales continues.

Assets allocated to the closed block benefit only the holders of the policies included in the closed block and will not revert to the benefit of the Company.  No reallocation, transfer, borrowing or lending of assets can be made between the closed block and other portions of the Company’s general account, any of its separate accounts, or any affiliate of the Company without the approval of the Pennsylvania Insurance Department and Ohio Department of Insurance (ODI).  The closed block will remain in effect as long as any policy in the closed block is in force.

If, over time, the aggregate performance of the closed block assets and policies is better than was assumed in funding the closed block, dividends to policyholders will increase.  If, over time, the aggregate performance of the closed block assets and policies is less favorable than was assumed in the funding, dividends to policyholders could be reduced.  If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from the Company’s assets outside of the closed block, which are general account assets.

The assets and liabilities allocated to the closed block are recorded in the Company’s consolidated financial statements on the same basis as other similar assets and liabilities.  The carrying amount of closed block liabilities in excess of the carrying amount of closed block assets at the date Provident was acquired by the Company represents the maximum future earnings from the assets and liabilities designated to the closed block that can be recognized in income, for the benefit of stockholders, over the period the policies in the closed block remain in force.

If actual cumulative earnings exceed expected cumulative earnings, the expected earnings are recognized in income.  This is because the excess cumulative earnings over expected cumulative earnings, which represents undistributed accumulated earnings attributable to policyholders, is recorded as a policyholder dividend obligation.  Therefore, the excess will be paid to closed block policyholders as an additional policyholder dividend expense in the future unless it is otherwise offset by future performance of the closed block that is less favorable than originally expected.  If actual cumulative performance is less favorable than expected, actual earnings will be recognized in income.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, purchases and sales of investments, policyholder benefits, policyholder dividends, premium taxes and income taxes.  The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions and net investment income and realized gains and losses on investments held outside of the closed block that support the closed block business, all of which enter into the determination of total gross margins of closed block policies for the purpose of the amortization of VOBA.  See Note 10 for further disclosure.

Separate Accounts

Separate account assets and liabilities represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives.  Separate account assets are recorded at fair value and the Company primarily uses net asset value (NAV) to estimate the underlying fair value for certain mutual funds that do not have readily determinable fair values.  The Company also uses market quotations to determine the underlying fair value of mutual funds when available.  Investment income and realized investment gains or losses of these accounts accrue directly to the contractholders.  The activity of the separate accounts is not reflected in the consolidated statements of operations except for (1) the fees the Company receives, which are assessed on a daily or monthly basis and recognized as revenue when assessed and earned, and (2) the activity related to contract guarantees, which are riders to existing variable annuity contracts.

Future Policy Benefits and Claims

The process of calculating reserve amounts for a life insurance organization involves the use of a number of assumptions, including those related to persistency (how long a contract stays with a company), mortality (the relative incidence of death in a given time), morbidity (the relative incidence of disability resulting from disease or physical impairment) and interest rates (the rates expected to be paid or received on financial instruments, including insurance or investment contracts).

The Company calculates its liability for future policy benefits and claims for investment products in the accumulation phase and universal life and variable universal life insurance policies as the policy account balance, which represents participants’ net premiums and deposits plus investment performance and interest credited less applicable contract charges.

The Company adjusts future policy benefits and claims related to investments to reflect the impact of unrealized gains and losses on fixed maturity available-for-sale securities. The adjustment to future policy benefits and claims represents the change in policy reserves from using a discount rate that would have been required had such unrealized amounts been realized and the proceeds reinvested at then current market interest rates, which vary from the then current effective portfolio rate.

The Company’s liability for funding agreements to an unrelated third party trust related to the medium-term note (MTN) program equals the balance that accrues to the benefit of the contractholder, including interest credited.  The funding agreements constitute insurance obligations and are considered annuity contracts under Ohio insurance laws.

The liability for future policy benefits and claims for traditional life insurance policies was determined using the net level premium method using interest rates varying from 2.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals that were used or being experienced at the time the policies were issued.

The liability for future policy benefits for payout annuities was calculated using the present value of future benefits and   maintenance costs discounted using interest rates at issue varying generally from 3.0% to 13.0%

Liabilities for Variable Contract Guarantees

The Company offers various guarantees to variable annuity contractholders including a return of no less than total deposits made on the contract less any customer withdrawals, total deposits made on the contract less any customer withdrawals plus a minimum return, or the highest contract value on a specified anniversary date minus any customer withdrawals following the contract anniversary. These guarantees include benefits payable in the event of death, upon annuitization, upon periodic withdrawal or at specified dates during the accumulation period. See Note 11 for accounting policy discussion.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 8% of the Company’s life insurance in force in 2010 (9% in 2009 and 12% in 2008), 44% of the number of life insurance policies in force in 2010 (49% in 2009 and 50% in 2008).  The provision for policyholder dividends was based on the current dividend scales and has been included in future policy benefits and claims in the consolidated balance sheets.

Federal Income Taxes

The Company accounts for income taxes in accordance with FASB ASC 740, Income Taxes, which requires deferred tax assets and liabilities to be recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when management determines it is more likely than not that all or some portion of the deferred tax assets will not be realized.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe.  Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits.  In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the consolidated financial statements, which could be significant.

The Company has established tax reserves in accordance with the requirements of FASB ASC 740, Income Taxes. These reserves reviewed regularly and are adjusted as events occur that management believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues or release of administrative guidance or rendering of a court decision affecting a particular tax issue.

NLIC filed separate consolidated federal income tax returns, with their subsidiaries, and are eligible to join the Mutual consolidated tax return group in 2014.

Reinsurance ceded

Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts.  Assets and liabilities related to reinsurance ceded generally are reported in the consolidated balance sheets on a gross basis, separately from the related future policy benefits and claims of the Company.  The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder.

NLICA and Subsidiaries Merger

On December 31, 2009, NLIC merged with its affiliate, NLICA, with NLIC as the surviving entity.  In addition, NLIC’s subsidiary, NLAIC, merged with a subsidiary of NLICA, NLACA, effective as of December 31, 2009, with NLAIC as the surviving entity.  The merger was accounted for at historical cost in a manner similar to a pooling of interests because the involved entities were under common control.  NLICA and subsidiaries are reflected in the Company’s prior year consolidated financial statements at the historical cost of the transferred net assets to provide comparative information as though the companies were combined for all periods presented.  This presentation is consistent for both GAAP and Statutory reporting.  Since NLICA and NLACA were wholly-owned subsidiaries, there was no noncontrolling interest impact.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The Company has presented its consolidated financial statements and accompanying notes as applicable for all years presented to reflect the NLICA merger.

The following tables summarize the impact of the items described above on the income statement for the years ended December 31:

(in millions)	2009	2008

Total revenues	$ 375	$ 411
Total benefits and expenses	$ 357	$ 395
Federal income tax (benefit) expense	$ (5)	$ 1
Net income	$ 23	$ 15

The following tables summarize the impact of the items described above on the balance sheet for the years ended December 31:

(in millions)	2009

Total assets	$ 5,926
Total liabilities	$ 4,895
Total shareholder's equity	$ 1,031

The impact of the merger on shareholder’s equity was $1.0 billion and $1.3 billion as of December 31, 2008 and 2007, respectively.

Subsequent events

The Company evaluated subsequent events through the date the consolidated financial statements were issued.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

(3)	Recently Issued Accounting Standards

In January 2011, the FASB issued Accounting Standards Update (ASU) 2011-01, which temporarily defers the effective date for disclosures related to troubled debt restructurings contained within ASU 2010-20.  This deferral enables public companies to delay the effective date of these disclosures indefinitely until the FASB adopts clarification to the guidance for determining what constitutes a troubled debt restructuring.  The effective date for all other disclosures required under ASU 2010-20 are not subject to this deferral.  This guidance is effective for the Company immediately.  This guidance was adopted by the Company in January 2011 with no impact to the Company's financial statements.

In December 2010, the FASB adopted ASU 2010-29, which amends FASB ASC 805, Business Combinations for public entities that present comparative financial statements.  This guidance specifies that an entity should disclose revenue and earnings of the combined entity as though the business combinations that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period.  The revised guidance also expands the pro forma revenue and earnings disclosures to include a description of the nature and amount of any material, nonrecurring pro forma adjustments attributable to the business combinations.  This ASU is effective for business combinations that have an acquisition date on or after the beginning of the first annual reporting period beginning on or after December 15, 2010.  The Company adopted this guidance prospectively beginning January 1, 2011.  On the date of adoption, there was no impact to the Company’s financial statements.

In December 2010, the FASB adopted ASU 2010-28, which amends FASB ASC 350, Intangibles – Goodwill and Other related to Step 1 of the goodwill impairment test for reporting units with zero or negative carrying amounts.  As a result of this ASU, an entity will be required to perform Step 2 on reporting units that have zero or negative carrying amounts if adverse qualitative factors exist that would indicate that the reporting unit is more likely than not impaired.  This will eliminate the ability for entities to pass Step 1 of the impairment test just because the fair value of the reporting unit is generally greater than zero.  This guidance is effective for fiscal and interim reporting periods beginning after December 15, 2010.  The Company adopted this guidance effective January 1, 2011 with no impact to the Company’s financial statements.  The Company will apply this guidance prospectively as is required.

In October 2010, the FASB issued ASU 2010-26, which amends FASB ASC 944, Financial Services - Insurance. This guidance amends Topic 944 by modifying the definition of the types of costs incurred by insurance entities that can be capitalized in the acquisition of new and renewal contracts. Under this ASU incremental direct costs of contract acquisition can be capitalized. Additionally, certain costs related directly to underwriting, policy issuance and processing, medical and inspection, and sales force contract selling activities can be capitalized. The costs are limited to the portion of an employee’s total compensation, excluding any compensation that is capitalized as incremental direct costs of contract acquisition, and payroll-related fringe benefits related directly to time spent performing these activities for actual acquired contracts and other costs related directly to these activities that would not have been incurred if the contract had not been acquired. The guidance also specifies that only certain direct-response advertising costs are able to be included in DAC. This guidance is effective for fiscal and interim periods beginning after December 15, 2011, with early adoption permitted, but only at the beginning of an entity’s annual reporting period. The amendments are required to be applied prospectively upon adoption. Retrospective application to all prior periods presented upon the date of adoption also is permitted, but not required. The Company will adopt this guidance effective January 1, 2012. The Company is currently evaluating the impact of adoption and whether prospective application or retrospective application is desired. The adoption of this guidance could have a significant impact on the Company’s financial statements.

In July 2010, the FASB issued ASU 2010-20, which amends FASB ASC 310, Receivables.  This guidance amends Topic 310 to improve the disclosures that an entity provides about the credit quality of its financing receivables and the related allowance for credit losses.  As a result of this guidance, an entity is required to disaggregate certain existing disclosures by portfolio segment or class.  The guidance also provides certain new disclosures about its financing receivables and related allowance for credit losses.  For disclosures as of the end of a reporting period, the guidance is effective for the Company for interim and annual reporting periods ending on or after December 15, 2010.  For disclosures about activity during a reporting period, the guidance is effective for the Company for interim and annual reporting periods beginning on or after December 15, 2010.  The Company adopted the guidance following this incremental approach as of December 31, 2010, with no impact to the consolidated financial statements of the Company.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

In April 2010, the FASB issued ASU 2010-18, which amends FASB ASC 310, Receivables.  This guidance clarifies that modifications of loans that are accounted for within a pool under FASB ASC Subtopic 310-30, Receivables - Loans and Debt Securities Acquired with Deteriorated Credit Quality, do not result in the removal of those loans from the pool even if the modification of those loans would otherwise be considered a troubled debt restructuring.  An entity will continue to be required to consider whether the pool of assets in which the loan is included is impaired if expected cash flows for the pool change.  The guidance does not affect the accounting for loans under the scope of FASB ASC Subtopic 310-30 that are not accounted for within pools.  This guidance is effective for modifications occurring in the interim or annual period ending on or after July 15, 2010, with early adoption permitted.  The guidance was adopted on September 30, 2010 and will be applied to prospective transactions as is required. The adoption of this guidance had no impact on the consolidated financial statements of the Company.

In April 2010, the FASB issued ASU 2010-15 which clarifies that an insurance entity should not consider any separate account interests held for the benefit of policy holders in an investment to be the insurer’s interest and should not combine those interests with its general account interest in the same investment when assessing the investment for consolidation, unless the separate account interests are held for the benefit of a related party holder and the variable interest entity guidance requires the consideration of related parties.  The update also clarifies that for the purpose of evaluating whether the retention of specialized accounting for investments in consolidation is appropriate, a separate account arrangement should be considered a subsidiary.  Additionally, the amendments do not require an insurer to consolidate an investment in which a separate account holds a controlling financial interest if the investment is not or would not be consolidated in the standalone financial statements of the separate account.  When consolidation is required, the update provides guidance on how an insurer should consolidate an investment fund.  The amendments should be applied retrospectively in fiscal years beginning after December 15, 2010, and interim periods within those years with earlier application permitted.  The Company early adopted this guidance effective April 1, 2010 resulting in an immaterial impact of adoption.

In March 2010, the FASB issued ASU 2010-11 which clarifies the scope exception for embedded credit derivatives.  This scope exception allows for embedded credit-derivative features related only to the transfer of credit risk in the form of subordination of one financial instrument to another to not be subject to potential bifurcation and separate accounting under Subtopic 815-15, Embedded Derivatives.  The ASU clarifies how to apply this scope exception including how to determine which embedded credit derivative features, including those in collateralized debt obligations and synthetic collateralized debt obligations, are considered to be embedded derivatives that should not be analyzed for potential bifurcation and separate accounting under Subtopic 815-15.  To ease transition, the guidance allows companies to irrevocably elect to apply the fair-value option to any investment in a beneficial interest in securitized financial assets.  The amendments are effective for each reporting entity at the beginning of its first fiscal quarter beginning after June 15, 2010 with early adoption permitted at the beginning of the first fiscal quarter beginning after issuance of the ASU.  The Company adopted this guidance effective July 1, 2010 and elected fair value treatment for synthetic collateralized debt obligations. The adoption of this guidance resulted in a cumulative effect adjustment of $9 million, net of taxes, to retained earnings with a corresponding adjustment to accumulated other comprehensive income (AOCI).  See Note 6 for further discussion on synthetic collateralized debt obligations.
In February 2010, the FASB issued ASU 2010-08 which contained technical corrections to various codification topics.  While none of the provisions in the ASU fundamentally change GAAP, certain clarifications made to the guidance on embedded derivatives and hedging (Subtopic 815-15) may cause a change in the application of that Subtopic and, thus, special transition provisions were provided for accounting changes related to that Subtopic.  The amendments of this ASU are effective for the first reporting period, including interim periods, beginning after issuance, except for certain amendments related to embedded derivatives and certain changes that affect the calculation of tax benefits attributable to reorganizations.  The amendments related to the reorganization guidance in Paragraph 852-740-45-2 should be applied to reorganizations for which the date of the reorganization is on or after the beginning of the first annual reporting period beginning on or after December 15, 2008.  The Company adopted these provisions as of January 1, 2009 with no impact of adoption.  The amendments to the embedded derivative guidance are effective for fiscal years beginning after December 15, 2009.  The Company adopted the embedded derivative provisions as of January 1, 2010 with an immaterial impact of adoption.  The Company adopted all other ASU 2010-08 provisions as of April 1, 2010 with no impact of adoption.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

In February 2010, the FASB issued ASU 2010-10, which defers the application of guidance under FASB ASC 810 for certain interests in an entity that has all of the attributes of an investment company, or for which it is industry practice to apply measurement principles for financial reporting that are consistent with those investment companies apply, or the entity is a registered money market fund.  An entity that qualifies for the deferral will continue to be assessed under the overall guidance on the consolidation of variable interest entities before the guidance amendments.  This guidance is effective for fiscal and interim reporting periods beginning after November 15, 2009.  The Company adopted this guidance effective January 1, 2010.  As a result of the application of this ASU, the Company deferred application for the applicable entities within the scope of the standard.

In January 2010, the FASB issued ASU 2010-06, which amends FASB ASC 820, Fair Value Measurement and Disclosures.  This guidance requires new disclosures and provides amendments to clarify existing disclosures.  The new requirements include disclosing transfers in and out of Levels 1 and 2 fair value measurements and the reasons for the transfers and further disaggregating activity in Level 3 fair value measurements.  The clarification of existing disclosure guidance includes further disaggregation of fair value measurement disclosures for each class of assets and liabilities and providing disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements.  The guidance also includes conforming amendments to the guidance on employers’ disclosures about the postretirement benefit plan assets.  This guidance is effective for interim and annual reporting periods beginning after December 15, 2009, except for the new disclosures regarding the activity in Level 3 measurements, which shall be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years.  The Company adopted this guidance effective January 1, 2010, except for the new disclosure regarding the activity in level 3 measurements, which the Company will adopt for the fiscal period beginning January 1, 2011.  See Note 4 for required disclosures.

In June 2009, the FASB issued guidance under FASB ASC 860, Transfers and Servicing.  This guidance eliminates the concept of a qualifying special-purpose entity (QSPE) and clarifies and amends the derecognition criteria for a transfer to be accounted for as a sale and the unit of account eligible for sale accounting.  Additionally, this guidance requires a transferor to initially measure and recognize all assets obtained (including a transferor’s beneficial interest) and liabilities incurred as a result of a transfer of financial assets accounted for as a sale at fair value.  Additionally, on and after the effective date, existing QSPEs (as defined under previous accounting standards) must be evaluated for consolidation in accordance with the applicable consolidation guidance.  This guidance also establishes new requirements for reporting a transfer of a portion of a financial asset as a sale.  This guidance requires enhanced disclosures about, among other things, a transferor’s continuing involvement with transfers of financial assets accounted for as sales, the risks inherent in the transferred financial assets that have been retained, and the nature and financial effect of restrictions on the transferor’s assets that continue to be reported in the consolidated balance sheets.  This guidance is effective for fiscal and interim reporting periods beginning after November 15, 2009.  The Company adopted this guidance effective January 1, 2010. The guidance will be applied to prospective transactions, as is required. There was no impact on the consolidated financial statements of the Company in the adoption of the guidance.

In June 2009, the FASB issued guidance under FASB ASC 810, Consolidation.  This guidance changes the consolidation guidance applicable to a variable interest entity (VIE).  It also amends the guidance governing the determination of whether an entity is the VIE’s primary beneficiary (the reporting entity that must consolidate the VIE) by requiring a qualitative analysis rather than a quantitative analysis.  The qualitative analysis will include consideration of who has the power to direct the activities of the entity that most significantly impact the entity’s economic performance and who has the obligation to absorb losses or the right to receive benefits of the VIE that could potentially be significant to the VIE.  FASB ASC 810 also requires continuous reassessment of whether an enterprise is the primary beneficiary of a VIE.  Prior guidance required reconsideration of whether an enterprise was the primary beneficiary of a VIE only when specific events had occurred.  FASB ASC 810 also requires enhanced disclosures about an enterprise’s variable interest with a VIE.  See Note 21 for required disclosures.  This guidance is effective for fiscal and interim reporting periods beginning after November 15, 2009.  The Company adopted this guidance effective January 1, 2010 resulting in an increase to noncontrolling interest of $46 million.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

In April 2009, the FASB issued guidance under FASB ASC 320, Investments – Debt and Equity Securities.  This guidance is designed to create greater clarity and consistency in accounting for and presentation of impairment losses on debt securities.  This guidance is effective for interim and annual periods ending after June 15, 2009 with early adoption permitted.  As of the beginning of the interim period of adoption, this guidance requires a cumulative-effect adjustment to reclassify the non-credit component of previously recognized other-than-temporary impairment losses on debt securities from retained earnings to the beginning balance of AOCI.  The Company adopted this guidance as of January 1, 2009.  The adoption of this guidance resulted in a cumulative-effect adjustment of $250 million, net of taxes, as an adjustment to the opening balance of retained earnings with a corresponding adjustment to the opening balance of AOCI.

(4)	Fair Value Measurements

Fair Value Option

The Company assesses the fair value option election for newly acquired financial assets or liabilities on a prospective basis. Except for synthetic collateralized debt obligations, there are no material assets or liabilities for which the Company elected the fair value option.

Fair Value Hierarchy

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based on observable and unobservable inputs.  Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable inputs.  The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs.  In determining fair value, the Company uses various methods including market, income and cost approaches.

The Company categorizes its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique.  The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).  If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes financial assets and liabilities recorded at fair value in the consolidated balance sheets as follows:

•	Level 1 – Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date.

•
Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•
Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement.  Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability.  Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Company periodically reviews its fair value hierarchy classifications for financial assets and liabilities. Changes in observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications into/out of Level 3 are reported as transfers at the beginning of the period in which the change occurs.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes the sources used in determining the fair values of fixed maturity securities as of the dates indicated:

	December 31,	December 31,
	2010	2009
Independent pricing services	81%	68%
Pricing matrices	10%	11%
Broker quotes	5%	6%
Internal pricing models	2%	13%
Other sources	2%	2%
Total	100%	100%

Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

The Company uses NAV to estimate the underlying fair value for certain mutual funds that do not have readily determinable fair values, which are included in separate account assets.

All but one of these mutual funds are included in Level 2 and had fair values totaling $50.0 billion and $44.0 billion as of December 31, 2010 and 2009, respectively.  These funds have no unfunded commitments or restrictions and the Company always has the ability to redeem the separate account investment in these funds with the investee at NAV daily.  These mutual funds are primarily invested in domestic and international equity funds.

The Company’s separate account assets include an investment in a mutual fund that may not be redeemed until a seven year guarantee period expires in 2016; however, NAV has been used to estimate the fair value of this investment as a practical expedient.  This fund has no unfunded commitments or other restrictions.  The investment strategy of this fund is to build a portfolio where the assets shall be sufficient to achieve a target portfolio value by the end of the seven year guarantee period.  The Company’s portion of the net asset value of this fund reported in separate account assets was $1.3 billion and $976 million as of December 31, 2010 and 2009, respectively, and is included in Level 3.

Since separate account assets include mutual fund investments not directed by the Company, the contractholders have the ability to select and change investment categories, which may result in the underlying mutual funds being purchased and sold in the future.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes assets and liabilities measured at fair value on a recurring basis as of December 31, 2010:

(in millions)	Level 1	Level 2	Level 3	Total

Assets
Investments:
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S.
Government corporations and agencies	$ 572	$ 10	$ 2	$ 584
Obligations of states and political subdivisions	-	1,377	-	1,377
Debt securities issued by foreign governments	123	-	-	123
Corporate public securities	2	12,600	114	12,716
Corporate private securities	-	3,087	1,161	4,248
Residential mortgage-backed securities	540	5,090	9	5,639
Commercial mortgage-backed securities	-	1,184	2	1,186
Collateralized debt obligations	-	61	191	252
Other asset-backed securities	-	293	16	309
Total fixed maturity securities	$ 1,237	$ 23,702	$ 1,495	$ 26,434
Equity securities	10	32	-	42
Total securities available-for-sale	$ 1,247	$ 23,734	$ 1,495	$ 26,476
Trading securities	-	-	45	45
Short-term investments	25	1,037	-	1,062
Total investments	$ 1,272	$ 24,771	$ 1,540	$ 27,583

Cash and cash equivalents	337	-	-	337
Derivative assets	-	627	211	838
Separate account assets1,3	12,325	50,745	1,805	64,875
Total assets	$ 13,934	$ 76,143	$ 3,556	$ 93,633

Liabilities
Future policy benefits and claims2	$ -	$ -	$ (226)	$ (226)
Derivative liabilities	(18)	(524)	(4)	(546)
Total liabilities	$ (18)	$ (524)	$ (230)	$ (772)

__________
1	Comprised of public, privately registered and non-registered mutual funds and investments in securities.
2
Related to embedded derivatives associated with living benefit contracts.  The Company’s guaranteed minimum accumulation benefits (GMABs), guaranteed lifetime withdrawal benefits (GLWBs) and hybrid GMABs/GLWBs are considered embedded derivatives requiring the related liabilities to be separated from the host insurance product and recognized at fair value, with changes in fair value reported in earnings.  This balance also includes embedded derivatives associated with fixed equity-indexed annuities (EIA) that provide for interest earnings that are linked to the performance of specified equity market indices.

3	The value of separate account liabilities is set to equal the fair value of separate account assets.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes financial instruments for which the Company used significant unobservable inputs (Level 3) to determine fair value measurements for the year ended December 31, 2010:

		Net investment						Change in
		gains (losses)						unrealized
		In earnings		Purchases,				gains (losses)
	Balance as of	(realized		issuances,	Transfers	Transfers	Balance as of	in earnings
	December 31,	and	In OCI	sales and	into	out of	December 31,	due to assets
(in millions)	2009	unrealized)1	(unrealized)2	settlements	Level 3	Level 3	2010	still held

Assets
Investments:
Securities available-for-sale3:
Fixed maturity securities
U.S. Treasury securities and
obligations of U.S.
Government corporations
and agencies	$ 2	$ -	$ -	$ -	$ -	$ -	$ 2	$ -
Corporate public securities	215	1	4	(15)	1	(92)	114	-
Corporate private securities	1,187	3	31	(268)	311	(103)	1,161	-
Residential mortgage-backed
securities	2,034	(1)	4	(12)	2	(2,018)	9	-
Commercial mortgage-backed
securities	405	-	1	-	-	(404)	2	-
Collateralized debt obligations	240	(27)	29	(67)	16	-	191	-
Other asset-backed securities	167	(9)	8	(11)	-	(139)	16	-
Total fixed maturity securities	$ 4,250	$ (33)	$ 77	$ (373)	$ 330	$ (2,756)	$ 1,495	$ -
Equity securities	8	-	-	(7)	-	(1)	-	-
Total securities available for sale	$ 4,258	$ (33)	$ 77	$ (380)	$ 330	$ (2,757)	$ 1,495	$ -
Trading securities	-	(4)	-	49	-	-	45	(4)
Mortgage loans held for sale	48	14	-	(62)	-	-	-	2
Total investments	$ 4,306	$ (23)	$ 77	$ (393)	$ 330	$ (2,757)	$ 1,540	$ (2)

Derivative assets	331	(91)	-	(29)	-	-	211	(69)
Separate account assets4,6	1,628	188	-	(4)	1	(8)	1,805	-
Total assets	$ 6,265	$ 74	$ 77	$ (426)	$ 331	$ (2,765)	$ 3,556	$ (71)

Liabilities
Future policy benefits and claims5	$ (311)	$ 93	$ -	$ (8)	$ -	$ -	$ (226)	$ 93
Derivative liabilities	(2)	(2)	-	-	-	-	(4)	(2)
Total liabilities	$ (313)	$ 91	$ -	$ (8)	$ -	$ -	$ (230)	$ 91

1
Includes gains and losses on sales of financial instruments, changes in fair value of certain instruments and other-than-temporary impairments.  The net unrealized gain/loss on separate account assets is attributable to contractholders and, therefore, is not included in the Company’s earnings.

2	Includes changes in fair value of certain instruments and non-credit related other-than-temporary impairments.
3
Includes certain collateralized mortgage obligations, residential mortgage-backed securities, commercial mortgage-backed securities, other asset-backed securities, certain broker or internally priced securities and securities that are at or near default based on ratings assigned by the National Association of Insurance Commissioners (NAIC) (see Note 5 for a discussion of NAIC designations.  Equity securities represent holdings in non-registered mutual funds with significant unobservable inputs.

4	Comprised of non-registered mutual funds with significant unobservable and/or liquidity restrictions.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

5
Relates to GMAB, GLWB and hybrid GMAB/GLWB embedded derivatives associated with contracts with living benefit riders.  This balance also includes embedded derivatives associated with EIAs.  Related derivatives are internally valued.  The valuation of guaranteed minimum benefit embedded derivatives is based on capital market and actuarial assumptions, including risk margin considerations reflecting policyholder behavior.  The Company uses both observable and unobservable inputs, such as published swap rates and historical volatilities as well as implied volatilities, in its capital market assumptions.  Actuarial assumptions, including lapse behavior and mortality rates, are either based on annuity experience or pricing assumptions if experience has not yet developed.

6	The value of separate account liabilities is set to equal the fair value of separate account assets.

Transfers during the year ended December 31, 2010

At December 31, 2009, most of the Company’s investments in residential mortgage-backed securities backed by Alt-A and sub-prime collateral were categorized as Level 3 financial assets because there was little market activity in these securities.   During 2010, market activity increased in these securities such that they are no longer considered inactive.  As such, these securities were transferred out of Level 3 and into Level 2. Additionally, many of the Company’s investments in below investment-grade commercial mortgage-backed securities which were categorized as Level 3 financial assets as of December 31, 2009 were transferred to Level 2 in 2010. This was primarily due to an increase in the observable valuation inputs of market activity and availability of higher quality independent pricing data. There were no significant transfers into or out of Level 1 during the year ended December 31, 2010.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following tables summarize transfers of financial instruments into and out of Level 1 and Level 2 for the year ended December 31, 2010:

(in millions)	Transfers into Level 1	Transfers out of Level 1	Transfers into Level 2	Transfers out of Level 2

Assets
Investments:
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S.
Government corporations and agencies	$ -	$ (6)	$ 6	$ -
Debt securities issued by foreign governments	120	-	-	(120)
Corporate public securities	-	(22)	114	(1)
Corporate private securities	-	-	103	(311)
Residential mortgage-backed securities	-	(41)	2,059	(2)
Commercial mortgage-backed securities	-	-	404	-
Collateralized debt obligations	-	-	-	(16)
Other asset-backed securities	-	-	139	-
Total fixed maturity securities	$ 120	$ (69)	$ 2,825	$ (450)
Equity securities	-	-	1	-
Total securities available-for-sale	$ 120	$ (69)	$ 2,826	$ (450)
Total investments	$ 120	$ (69)	$ 2,826	$ (450)

Separate account assets	-	(1)	8	-
Total assets	$ 120	$ (70)	$ 2,834	$ (450)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes assets and liabilities measured at fair value on a recurring basis as of December 31, 2009:

(in millions)	Level 1	Level 2	Level 3	Total

Assets
Investments:
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S.
Government corporations and agencies	$ 748	$ 4	$ 2	$ 754
Obligations of states and political subdivisions	-	549	-	549
Debt securities issued by foreign governments	-	75	-	75
Corporate public securities	2	11,134	215	11,351
Corporate private securities	-	3,423	1,187	4,610
Residential mortgage-backed securities	229	3,246	2,034	5,509
Commercial mortgage-backed securities	-	679	405	1,084
Collateralized debt obligations	-	132	240	372
Other asset-backed securities	-	279	167	446
Total fixed maturity securities	$ 979	$ 19,521	$ 4,250	$ 24,750
Equity securities	13	32	8	53
Total securities available-for-sale	$ 992	$ 19,553	$ 4,258	$ 24,803
Mortgage loans held for sale1	-	-	48	48
Short-term investments	56	947	-	1,003
Total investments	$ 1,048	$ 20,500	$ 4,306	$ 25,854

Cash and cash equivalents	49	-	-	49
Derivative assets	-	498	331	829
Separate account assets2,4	11,607	44,611	1,628	57,846
Total assets	$ 12,704	$ 65,609	$ 6,265	$ 84,578

Liabilities
Future policy benefits and claims3	$ -	$ -	$ (311)	$ (311)
Derivative liabilities	(10)	(404)	(2)	(416)
Total liabilities	$ (10)	$ (404)	$ (313)	$ (727)

__________
1	Elected to be carried at fair value.
2	Comprised of public, privately registered and non-registered mutual funds and investments in securities.
3
Related to embedded derivatives associated with living benefit contracts.  The Company’s GMABs, GLWBs and hybrid GMABs/GLWBs are considered embedded derivatives requiring the related liabilities to be separated from the host insurance product and recognized at fair value, with changes in fair value reported in earnings.  This balance also includes embedded derivatives associated with fixed EIAs that provide for interest earnings that are linked to the performance of specified equity market indices.

4	The value of separate account liabilities is set to equal the fair value of separate account assets.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes financial instruments for which the Company used significant unobservable inputs (Level 3) to determine fair value measurements for the year ended December 31, 2009:

	December 31,	and	In OCI	sales and	in to	out of	December 31,	due to assets
(in millions)	2008	unrealized)1	(unrealized)2	settlements	Level 3	Level 3	2009	still held

Assets
Investments:
Securities available-for-sale3:
Fixed maturity securities
U.S. Treasury securities and
obligations of U.S.
Government corporations
and agencies	$ 2	$ -	$ -	$ -	$ -	$ -	$ 2	$ -
Corporate public securities	253	(31)	40	(121)	92	(18)	215	-
Corporate private securities	1,074	(49)	220	(280)	395	(173)	1,187	-
Residential mortgage-backed
securities	3,036	(111)	389	(431)	1	(850)	2,034	-
Commercial mortgage-backed
securities	263	(20)	139	(7)	94	(64)	405	-
Collateralized debt obligations	251	(53)	77	(18)	-	(17)	240	-
Other asset-backed securities	112	(17)	43	(12)	49	(8)	167	-
Total fixed maturity securities	$ 4,991	$ (281)	$ 908	$ (869)	$ 631	$ (1,130)	$ 4,250	$ -
Equity securities	18	1	-	5	-	(16)	8	-
Total securities available for sale	$ 5,009	$ (280)	$ 908	$ (864)	$ 631	$ (1,146)	$ 4,258	$ -
Mortgage loans held for sale	125	(8)	-	(69)	-	-	48	(3)
Total investments	$ 5,134	$ (288)	$ 908	$ (933)	$ 631	$ (1,146)	$ 4,306	$ (3)

Derivative assets	598	(312)	(12)	57	-	-	331	(310)
Separate account assets4,6	2,142	(647)	-	400	15	(282)	1,628	218
Total assets	$ 7,874	$ (1,247)	$ 896	$ (476)	$ 646	$ (1,428)	$ 6,265	$ (95)

Liabilities
Future policy benefits and claims5	$ (1,740)	$ 1,438	$ -	$ (9)	$ -	$ -	$ (311)	$ 1,438
Derivative liabilities	(4)	2	-	-	-	-	(2)	2
Total liabilities	$ (1,744)	$ 1,440	$ -	$ (9)	$ -	$ -	$ (313)	$ 1,440

__________

1
Includes gains and losses on sales of financial instruments, changes in fair value of certain instruments and other-than-temporary impairments.  The net unrealized gain/loss on separate account assets is attributable to contractholders and, therefore, is not included in the Company’s earnings.

2	Includes changes in fair value of certain instruments and non-credit related other-than-temporary impairments.
3
Includes certain collateralized mortgage obligations, residential mortgage-backed securities, commercial mortgage-backed securities, other asset-backed securities, certain broker or internally priced securities and securities that are at or near default based on ratings assigned by the NAIC (see Note 5 for a discussion of NAIC designations).  Equity securities represent holdings in non-registered mutual funds with significant unobservable inputs.

4	Comprised of non-registered mutual funds with significant unobservable and/or liquidity restrictions.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

5
Relates to GMAB, GLWB and hybrid GMAB/GLWB embedded derivatives associated with contracts with living benefit riders.  This balance also includes embedded derivatives associated with EIAs.  Related derivatives are internally valued.  The valuation of guaranteed minimum benefit embedded derivatives is based on capital market and actuarial assumptions, including risk margin considerations reflecting policyholder behavior.  The Company uses both observable and unobservable inputs, such as published swap rates and historical volatilities as well as implied volatilities, in its capital market assumptions.  Actuarial assumptions, including lapse behavior and mortality rates, are either based on annuity experience or pricing assumptions if experience has not yet developed.

6	The value of separate account liabilities is set to equal the fair value of separate account assets.

Transfers during the year ended December 31, 2009

The Company periodically reviews its fair value hierarchy classifications.  Changes in observability of significant valuation inputs identified during these reviews may trigger reclassification of fair value hierarchy levels of financial assets and liabilities.  During 2008, the Company’s investments in residential mortgage-backed securities backed by prime collateral were classified as Level 3 financial assets because of their inactive markets and resulting illiquidity.  As of December 31, 2009, these securities were no longer considered inactive due to increased trading volume and market activity and as a result were transferred out of Level 3.  In addition, the Company was able to gain additional observable valuation inputs in the pricing of certain corporate securities, residential mortgage-backed securities and commercial mortgage-backed securities, which led to transferring these securities out of Level 3.

Additionally, certain corporate securities and commercial mortgage-backed securities had significant changes in key valuation inputs, which led to transfers into Level 3, primarily related to ratings downgrades and changes in pricing sources.

Fair Value on a Nonrecurring Basis

The Company measured certain mortgage loans at fair value, or fair value of the collateral, for collateral dependent loans, on a non-recurring basis subsequent to their initial recognition, due to impairments recorded during the year. In determining the estimated fair value for these impaired mortgage loans, the Company primarily uses the direct capitalization method based on management’s view of current market capitalization rates.  Alternatively, when deemed more appropriate, the Company may use a discounted cash flow methodology or an independently provided appraisal of value.  Each of these methodologies is considered to represent a Level 3 fair value estimate.  Refer to Note 5 for further discussion of the carrying value of mortgage loans.

Financial Instruments Not Carried at Fair Value

In estimating fair value for its disclosures for financial instruments not carried at fair value (and not included in the fair value disclosures above), the Company used the following methods and assumptions:

Mortgage loans, net:  The fair values of mortgage loans held for investment are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.  Loans with similar characteristics are aggregated for purposes of the calculations.

Policy loans:  The carrying amount reported in the consolidated balance sheets approximates fair value.

Investment contracts:  The fair values of the Company’s liabilities under investment type contracts are based on one of two methods.  For investment contracts without defined maturities, fair value is the amount payable on demand, net of certain surrender charges.  For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis.  Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

Short-term debt:  The carrying amount reported in the consolidated balance sheets approximates fair value.

Long-term debt:  The fair values for long-term debt are based on estimated market prices.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes the carrying values and estimated fair values of financial instruments as of December 31:

	2010		2009
	Carrying	Estimated	Carrying	Estimated
(in millions)	value	fair value	value	fair value

Assets
Investments:
Mortgage loans, net	$ 6,125	$ 5,863	$ 6,781	$ 5,946
Policy loans	$ 1,088	$ 1,088	$ 1,050	$ 1,050

Liabilities
Investment contracts	$ (17,962)	$ (18,973)	$ (18,724)	$ (18,316)
Short-term debt	$ (300)	$ (300)	$ (150)	$ (150)
Long-term debt	$ (978)	$ (1,039)	$ (706)	$ (723)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

(5)	Investments

Fixed Maturity Securities and Equity Securities Available-for-Sale

The following table summarizes the amortized cost, gross unrealized gains and losses, and estimated fair values of securities available-for-sale as of the dates indicated:

		Gross	Gross
	Amortized	unrealized	unrealized	Estimated
(in millions)	cost	gains	losses	fair value

December 31, 2010
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S.
Government corporations and agencies	$ 497	$ 87	$ -	$ 584
Obligations of states and political subdivisions	1,410	15	48	1,377
Debt securities issued by foreign governments	110	13	-	123
Corporate public securities	11,921	879	84	12,716
Corporate private securities	4,038	257	47	4,248
Residential mortgage-backed securities	5,811	183	355	5,639
Commercial mortgage-backed securities	1,167	51	32	1,186
Collateralized debt obligations	365	13	126	252
Other asset-backed securities	294	19	4	309
Total fixed maturity securities	$ 25,613	$ 1,517	$ 696	$ 26,434
Equity securities	39	3	-	42
Total securities available-for-sale	$ 25,652	$ 1,520	$ 696	$ 26,476

December 31, 2009
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S.
Government corporations	$ 688	$ 73	$ 7	$ 754
Obligations of states and political subdivisions	568	4	23	549
Debt securities issued by foreign governments	70	5	-	75
Corporate public securities	10,929	597	175	11,351
Corporate private securities	4,500	193	83	4,610
Residential mortgage-backed securities	6,079	95	665	5,509
Commercial mortgage-backed securities	1,284	7	207	1,084
Collateralized debt obligations	531	12	171	372
Other asset-backed securities	454	20	28	446
Total fixed maturity securities	$ 25,103	$ 1,006	$ 1,359	$ 24,750
Equity securities	49	5	1	53
Total securities available-for-sale	$ 25,152	$ 1,011	$ 1,360	$ 24,803

The fair value of the Company’s investments may fluctuate significantly in response to changes in interest rates, investment quality ratings and credit spreads.  The Company does not have the intent to sell, nor is it more likely than not that the Company will be required to sell debt securities in unrealized loss positions.  The Company may realize investment losses to the extent its liquidity needs require the disposition of fixed maturity securities in unfavorable interest rate, liquidity or credit spread environments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes, for securities available-for-sale, the gross unrealized losses based on the amount of time each type of security has been in an unrealized loss position, as of the dates indicated:

	Less than or equal to one year			More than one year			Total
		Gross	Number		Gross	Number		Gross	Number
	Estimated	unrealized	of	Estimated	unrealized	of	Estimated	unrealized	of
(in millions, except number of securities)	fair value	losses	securities	fair value	losses	securities	fair value	losses	securities

December 31, 2010
Fixed maturity securities:
Obligations of states and
political subdivisions	$ 814	$ 48	77	$ -	$ -	-	$ 814	$ 48	77
Debt securities issued by foreign
governments	20	-	1	-	-	-	20	-	1
Corporate public securities	1,009	28	109	528	56	107	1,537	84	216
Corporate private securities	371	26	41	221	21	22	592	47	63
Residential mortgage-backed securities	562	13	41	1,765	342	281	2,327	355	322
Commercial mortgage-backed securities	40	1	7	182	31	35	222	32	42
Collateralized debt obligations	1	-	2	180	126	46	181	126	48
Other asset-backed securities	27	1	2	62	3	17	89	4	19
Total fixed maturity securities	$ 2,844	$ 117	$ 280	$ 2,938	$ 579	$ 508	$ 5,782	$ 696	$ 788
Equity securities	3	-	3	2	-	40	5	-	43
Total	$ 2,847	$ 117	$ 283	$ 2,940	$ 579	$ 548	$ 5,787	$ 696	$ 831

December 31, 2009
Fixed maturity securities:
U.S. Treasury securities and
obligations of U.S. Government corporations and agencies
corporations and agencies	$ 206	$ 7	10	$ -	$ -	-	$ 206	$ 7	10
Obligations of states and
political subdivisions	318	12	35	79	11	13	397	23	48
Debt securities issued by foreign
governments	1	-	2	-	-	-	1	-	2
Corporate public securities	1,198	32	160	1,117	143	201	2,315	175	361
Corporate private securities	279	19	47	973	64	73	1,252	83	120
Residential mortgage-backed securities	937	103	117	2,375	562	341	3,312	665	458
Commercial mortgage-backed securities	43	5	11	699	202	101	742	207	112
Collateralized debt obligations	30	29	13	277	142	45	307	171	58
Other asset-backed securities	5	-	12	248	28	33	253	28	45
Total fixed maturity securities	$ 3,017	$ 207	$ 407	$ 5,768	$ 1,152	$ 807	$ 8,785	$ 1,359	$ 1,214
Equity securities	17	-	13	3	1	75	20	1	88
Total	$ 3,034	$ 207	420	$ 5,771	$ 1,153	882	$ 8,805	$ 1,360	1,302

The weighted estimated fair value to amortized cost for non-investment grade fixed maturity securities that have an estimated fair value to amortized cost ratio of less than 80% and have been in an unrealized loss position for more than one year was 54% and 65% as of December 31, 2010 and 2009, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The table below summarizes the amortized cost and estimated fair values of fixed maturity securities available-for-sale, by maturity, as of December 31, 2010.  Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized	Estimated
(in millions)	cost	fair value

Fixed maturity securities available-for-sale:
Due in one year or less	$ 961	$ 980
Due after one year through five years	6,784	7,195
Due after five years through ten years	6,087	6,588
Due after ten years	4,144	4,285
Subtotal	$ 17,976	$ 19,048
Residential mortgage-backed securities	5,811	5,639
Commercial mortgage-backed securities	1,167	1,186
Collateralized debt obligations	365	252
Other asset-backed securities	294	309
Total	$ 25,613	$ 26,434

The NAIC assigns credit quality ratings (NAIC designations) to securities for the purpose of statutory reporting.  These NAIC designations are generally based on the credit ratings assigned by nationally recognized statistical rating agencies organizations (NRSRO) unless a security is not rated by an NRSRO, in which case the NAIC rates it using an alternative approach.  Beginning with year-end 2009 statutory reporting, the NAIC modified its ratings approach for residential mortgage-backed securities, which are not backed by U.S. government agencies.  Additionally, beginning with year-end 2010 statutory reporting, the NAIC similarly modified its ratings approach for commercial mortgage-backed securities.  Under the modified approach, the NAIC designations for these types of securities are based on an insurer’s reported carrying value for the security relative to a NAIC-prescribed ratings matrix for the security, with a higher NAIC designation afforded securities with lower carrying values.  In effect, this process rates the credit quality of a security based on an independent market view of the expected discounted future cash flows from the security versus its statutory carrying value.  Under this process, NAIC designations for these types of mortgage-backed securities could be higher or lower than the related NRSRO ratings.  NAIC designations range from class 1 (highest quality) to class 6 (lowest quality).  Of the Company’s fixed maturity securities, 93% and 91% were in the two highest NAIC designations categories as of December 31, 2010 and 2009, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table shows the equivalent designation between the NAIC and NRSRO and summarizes the credit quality, as determined by NAIC designations, of the Company’s fixed maturity securities portfolio as of the dates indicated:

(in millions)		December 31, 2010		December 31, 2009
NAIC Designations1, 2	NRSRO equivalent designation	Amortized cost	Estimated fair value	Amortized cost	Estimated fair value

1	AAA/AA/A	$ 14,879	$ 15,595	$ 15,323	$ 15,196
2	BBB	8,495	8,893	7,140	7,275
3	BB	1,389	1,280	1,551	1,404
4	B	492	437	724	617
5	CCC and lower	260	191	253	188
6	In or near default	98	38	112	70
	Total	$ 25,613	$ 26,434	$ 25,103	$ 24,750

__________

1
NAIC designations are assigned at least annually.  Some ratings for securities shown have been assigned to securities not yet assigned an NAIC designation in a manner approximating equivalent NRSRO categories.

2	Class 1 and class 2 NAIC designations are generally considered to represent investment grade ratings and are considered as such by the Company in reporting its credit quality information.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Corporate Securities

Corporate securities include conventional bonds, private placement fixed maturity securities, syndicated corporate bank loans and hybrid securities with both debt and equity-like features.  For these corporate securities, the following table summarizes, as of the dates indicated, the Company’s gross unrealized loss position categorized as investment grade vs. non-investment grade, for the period of time indicated, and based on the ratio of estimated fair value to amortized cost (in millions):

Period of time for which unrealized loss has existed
	Investment Grade			Non-Investment Grade			Total
Ratio of	Less	More		Less	More		Less	More
estimated fair	than or	than		than or	than		than or	than
value to	equal to	one		equal to	one		equal to	one
amortized cost	one year	year	Total	one year	year	Total	one year	year	Total

December 31, 2010
99.9% - 80.0%	$ 37	$ 35	$ 72	$ 4	$ 20	$ 24	$ 41	$ 55	$ 96
79.9% - 50.0%	-	17	17	12	5	17	12	22	34
Below 50.0%	-	-	-	1	-	1	1	-	1
Total	$ 37	$ 52	$ 89	$ 17	$ 25	$ 42	$ 54	$ 77	$ 131

December 31, 2009
99.9% - 80.0%	$ 27	$ 104	$ 131	$ 13	$ 45	$ 58	$ 40	$ 149	$ 189
79.9% - 50.0%	9	46	55	2	12	14	11	58	69
Below 50.0%	-	-	-	-	-	-	-	-	-
Total	$ 36	$ 150	$ 186	$ 15	$ 57	$ 72	$ 51	$ 207	$ 258

Judgments regarding whether a corporate debt security is other-than-temporarily impaired include analyzing the issuer’s financial condition.  An analysis of the issuer’s financial condition includes whether there has been a decline in the overall value of the issuer or its ability to service the specific security.  The total enterprise value of the company issuing the security is determined through asset coverage, cash flow multiples, or other industry standards.  Several factors assessed when determining the enterprise value include, but are not limited to, credit quality ratings, cash flow sustainability, liquidity, strength, industry, and market position.  Sources of information include, but are not limited to, management projections, independent consultants, street research, peer analysis, and internal analysis.

If the Company has concerns regarding the viability of the issuer or its ability to service the specific security after this analysis, a recovery value analysis is prepared to determine if the recovery value has declined below the amortized cost of the security.  The recovery value is combined with the estimated timing to recovery, any other applicable cash flows that are expected and discounted at the security’s effective yield to arrive at the expected present value of cash flows.  If a recovery estimate is not feasible, then the market view of cash flows implied by the current fair value is the primary factor used to estimate recovery and the present value of cash flows.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The Company held hybrid securities issued by institutions in the financial sector with both debt and equity-like features, classified as corporate fixed maturity securities, with estimated fair values of $403 million and $609 million, and gross unrealized losses of $39 million and $101 million, as of December 31, 2010 and 2009, respectively.  Of these unrealized losses as of December 31, 2010, $36 million, or 92%, were in an unrealized loss position for more than one year, evaluated under the debt model, compared to $99 million, or 98%, as of December 31, 2009.  The Company evaluates such securities for other-than-temporary impairment using the criteria of either a debt or an equity security depending on the facts and circumstances of the individual issuer and security.

The Company invests in private placement fixed maturity securities because of the generally higher nominal yield available compared to comparably rated public fixed maturity securities, more restrictive financial and business covenants available in private fixed maturity security loan agreements, and stronger prepayment protection.  Although private placement fixed maturity securities are not registered with the SEC and generally are less liquid than public fixed maturity securities, restrictive financial and business covenants included in private placement fixed maturity security loan agreements generally are designed to compensate for the impact of increased liquidity risk.  A significant portion of the private placement fixed maturity securities that the Company holds are participations in large issuances that are also owned by other investors.

Residential Mortgage-Backed Securities

Residential mortgage-backed securities are a type of fixed income security backed by residential mortgage loans, which have been are sold into a trust or special purpose entity, formed for the purpose of securitizing and tranching the cash flows of the mortgage loans. The following tables summarize the distribution by collateral classification of the Company’s residential mortgage-backed securities as of dates indicated:

	December 31, 2010			December 31, 2009
			% of			% of
			estimated			estimated
	Amortized	Estimated	fair value	Amortized	Estimated	fair value
in millions	cost	fair value	total	cost	fair value	total
Government agency	$ 2,795	$ 2,929	52%	$ 2,547	$ 2,621	48%
Prime	973	944	17%	1,120	960	17%
Alt-A	1,545	1,333	23%	1,831	1,452	26%
Sub-prime	498	433	8%	577	474	9%
Other residential mortgage collateral	-	-	-	4	2	-
Total	$ 5,811	$ 5,639	100%	$ 6,079	$ 5,509	100%

The Company considers prime collateral to be mortgages whose underwriting standards qualify the mortgage for regular conforming or jumbo loan programs.  In addition, government agency collateral is considered to be mortgages securitized by government agencies both implicitly and explicitly backed by the full faith and credit of the U.S. Government.

The Company considers Alt-A collateral to be mortgages whose underwriting standards do not qualify the mortgage for regular conforming or jumbo loan programs.  Typical underwriting characteristics that cause a mortgage to fall into the Alt-A classification may include, but are not limited to, inadequate loan documentation of a borrower’s financial information, debt-to-income ratios above normal lending limits, loan-to-value ratios above normal lending limits that do not have primary mortgage insurance, a borrower who is a temporary resident, and loans securing non-conforming types of real estate.  Alt-A mortgages are generally issued to borrowers having higher Fair Isaac Credit Organization (FICO) scores, and the lender typically charges a slightly higher interest rate for such mortgages.

The Company considers sub-prime collateral to be mortgages that are first or second lien mortgage loans issued to sub-prime borrowers, as demonstrated by recent delinquent rent or housing payments or substandard FICO scores.  Second-lien mortgage loans are also considered sub-prime.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

For residential mortgage-backed securities, the following table summarizes as of the dates indicated the Company’s gross unrealized loss position categorized as investment grade vs. non-investment grade, for the period of time indicated, and based on the ratio of estimated fair value to amortized cost (in millions):

Period of time for which unrealized loss has existed
	Investment Grade			Non-Investment Grade			Total
Ratio of	Less	More		Less	More		Less	More
estimated fair	than or	than		than or	than		than or	than
value to	equal to	one		equal to	one		equal to	one
amortized cost	one year	year	Total	one year	year	Total	one year	year	Total

December 31, 2010
99.9% - 80.0%	$ 13	$ 97	$ 110	$ -	$ 72	$ 72	$ 13	$ 169	$ 182
79.9% - 50.0%	-	51	51	-	97	97	-	148	148
Below 50.0%	-	11	11	-	14	14	-	25	25
Total	$ 13	$ 159	$ 172	$ -	$ 183	$ 183	$ 13	$ 342	$ 355

December 31, 2009
99.9% - 80.0%	$ 29	$ 134	$ 163	$ 11	$ 42	$ 53	$ 40	$ 176	$ 216
79.9% - 50.0%	17	198	215	20	140	160	37	338	375
Below 50.0%	10	34	44	16	14	30	26	48	74
Total	$ 56	$ 366	$ 422	$ 47	$ 196	$ 243	$ 103	$ 562	$ 665

The Company evaluates its residential mortgage-backed securities for other-than-temporary impairment using multiple inputs.  Loan level defaults are estimated using an option pricing approach in which the probability of borrower default increases as home equity declines.  Home price appreciation statistics are provided by a third-party.   Other factors which influence the probability of default are debt-servicing, missed refinancing opportunities and geography.  Loan level characteristics such as issuer, FICO score, payment terms, level of documentation, residency type, dwelling type and loan purpose are also utilized in the model along with historical performance, to estimate or measure the loan’s propensity to default.  Additionally, the model takes into account loan age, seasonality, payment changes and exposure to refinancing as additional drivers of default.  For transactions where loan level data is not available, the model uses a proxy based on the collateral characteristics.  Loss severity in the model is a function of multiple factors, including but not limited to, the unpaid balance, interest rate, mortgage insurance ratios, assessed property value at origination, change in property valuation and loan-to-value ratio at origination.  Prepayment speeds, both actual and estimated, are also considered.  The cash flows generated by the collateral securing these securities are then determined based on these default, loss severity and prepayment assumptions.  These collateral cash flows are then utilized, along with consideration for the issue’s position in the overall structure, to determine the cash flows associated with the residential mortgage-backed security held by the Company.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Commercial Mortgage-Backed Securities

The Company owns and manages commercial mortgage-backed securities, which are trust certificates or bonds offered to investors that are collateralized by a pool of commercial mortgage loans from which the principal and interest paid on those mortgages flows to investors.  These investments in commercial mortgage-backed securities are generally characterized by securities that are collateralized by static, heterogeneous pools of mortgages on commercial real estate properties.  Deals are generally diversified across property types, geography, borrowers, tenants, loan size, coupon and vintages.  For commercial mortgage-backed securities, the following tables summarize, as of the dates indicated, the Company’s gross unrealized loss position categorized as investment grade vs. non-investment grade, for the period of time indicated, and based on the ratio of estimated fair value to amortized cost (in millions):

Period of time for which unrealized loss has existed
	Investment Grade			Non-Investment Grade			Total
Ratio of	Less	More		Less	More		Less	More
estimated fair	than or	than		than or	than		than or	than
value to	equal to	one		equal to	one		equal to	one
amortized cost	one year	year	Total	one year	year	Total	one year	year	Total

December 31, 2010
99.9% - 80.0%	$ 1	$ 7	$ 8	$ -	$ 4	$ 4	$ 1	$ 11	$ 12
79.9% - 50.0%	-	5	5	-	10	10	-	15	15
Below 50.0%	-	-	-	-	5	5	-	5	5
Total	$ 1	$ 12	$ 13	$ -	$ 19	$ 19	$ 1	$ 31	$ 32

December 31, 2009
99.9% - 80.0%	$ 4	$ 54	$ 58	$ -	$ -	$ -	$ 4	$ 54	$ 58
79.9% - 50.0%	-	85	85	-	-	-	-	85	85
Below 50.0%	1	63	64	-	-	-	1	63	64
Total	$ 5	$ 202	$ 207	$ -	$ -	$ -	$ 5	$ 202	$ 207

Commercial mortgage-backed securities’ cash flows are generated by an industry standard fixed income analytics system designed for asset backed securities.  In addition, a third party default model is generally utilized within this service to apply loan specific probability of default, refinance risk and loss severity ratios to generate estimated cash flows.  Default and prepayment assumptions are deal specific and include, but are not limited to, delinquency, property type, loan size, debt service coverage ratio, loan to value ratios and loan age.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Collateralized Debt Obligations

Collateralized debt obligations are asset-backed securities whose value is derived from the credit quality of the underlying corporate obligations.  For collateralized debt obligations, the following tables summarize, as of the dates indicated, the Company’s gross unrealized loss position categorized as investment grade versus non-investment grade, for the period of time indicated, and based on the ratio of estimated fair value to amortized cost (in millions):

Period of time for which unrealized loss has existed
	Investment Grade			Non-Investment Grade			Total
Ratio of	Less	More		Less	More		Less	More
estimated fair	than or	than		than or	than		than or	than
value to	equal to	one		equal to	one		equal to	one
amortized cost	one year	year	Total	one year	year	Total	one year	year	Total

December 31, 2010
99.9% - 80.0%	$ -	$ 9	$ 9	$ -	$ 3	$ 3	$ -	$ 12	$ 12
79.9% - 50.0%	-	8	8	-	8	8	-	16	16
Below 50.0%	-	-	-	-	98	98	-	98	98
Total	$ -	$ 17	$ 17	$ -	$ 109	$ 109	$ -	$ 126	$ 126

December 31, 2009
99.9% - 80.0%	$ 1	$ 4	$ 5	$ -	$ 15	$ 15	$ 1	$ 19	$ 20
79.9% - 50.0%	-	29	29	4	31	35	4	60	64
Below 50.0%	-	10	10	24	53	77	24	63	87
Total	$ 1	$ 43	$ 44	$ 28	$ 99	$ 127	$ 29	$ 142	$ 171

To generate the expected cash flows, NRSRO ratings of the underlying corporate securities were used to develop default probabilities.  Historical and forecasted loss severities were then applied to develop the expected losses within the security’s collateral pool.  An independent data provider is then used to model each security’s structure and waterfall to determine cash flows at the security level.  If a recovery estimate is not feasible, then the market’s view of cash flows implied by the current fair value, market discount rates, and effective yield are the primary factors used to estimate recovery.

Within the collateralized debt obligations security type are Pooled Trust Preferreds.  Pooled Trust Preferreds are collateralized debt obligations where the collateral is regional bank and insurance company trust preferred securities.  All banks in the pools were screened using data provided by U.S. Bank Rating service.  The rating service score is a combination of the bank’s liquidity, asset quality, capital adequacy and profitability.  The results of the analysis, as well as management’s evaluation of the results and broker research, are used to generate default rates which are modeled to create cash flows from the entire collateral pool underlying each pooled trust preferred security.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008
Unrealized Gains and Losses

The following table presents the components of net unrealized gains (losses) on securities available-for-sale, as of December 31:

(in millions)	2010 1	2009 2

Net unrealized gains (losses), before adjustments and taxes	$ 824	$ (350)
Change in fair value attributable to fixed maturity securities designated in fair value
hedging relationships	(20)	(35)
Net unrealized gains (losses), before adjustments and taxes	804	(385)
Adjustment to deferred policy acquisition costs	(217)	31
Adjustment to value of business acquired	1	-
Adjustment to future policy benefits and claims	27	20
Adjustment to policyholder dividend obligation	(90)	(17)
Deferred federal income tax (benefit) expense	(184)	123
Net unrealized gains (losses)	$ 341	$ (228)

__________
1	Includes the $9 million, net of taxes, cumulative effect of adoption of accounting principle as of July 1, 2010 for the adoption of FASB ASU 2010-11.
2
Includes the $250 million, net of taxes, cumulative effect of adoption of accounting principle as of January 1, 2009 for the adoption of guidance impacting FASB ASC 320-10, Investments – Debt and Equity Securities.

The following table presents an analysis of the net change in net unrealized gains (losses) on securities available-for-sale before adjustments and taxes for the years ended December 31:

(in millions)	2010 1	2009	2	2008

Fixed maturity securities	$ 1,174	$ 2,382		$ (2,682)
Equity securities	(1)	12		(14)
Net increase (decrease)	$ 1,173	$ 2,394		$ (2,696)

__________
1	Includes the $14 million cumulative effect of adoption of accounting principle as of July 1, 2010 for the adoption of FASB ASU 2010-11.
2	Includes the $384 million cumulative effect of adoption of accounting principle as of January 1, 2009 for the adoption of guidance impacting FASB ASC 320-10, Investments – Debt and Equity Securities.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The non-credit portion of other-than-temporary impairments and any subsequent changes in the fair value of those debt securities are recognized in other comprehensive income. Cumulative non-credit gains and losses recognized on debt securities which have credit losses in earnings, before federal income tax benefit, for the years ended December 31:

(in millions)	2010	2009

Unrealized losses as of January 1,	$ (346)	$ -
Cumulative adoption of accounting principle as of January 1, 2009	-	(384)
Non-credit losses in the period	(174)	(417)
Net unrealized gains in the period	305	455
Total	$ (215)	$ (346)

Mortgage Loans, Net of Allowance

The Company’s investments in mortgage loans consist primarily of first lien, collateral dependent, non-mezzanine commercial mortgage loans.  These loans are further segregated into the following classes based on the unique risk profiles of the underlying property types: office, warehouse, retail, apartment, hotel and other.

The collectability of a mortgage loan is based on the ability of the borrower to repay and/or the value of the underlying collateral.  The quality of a loan is generally defined by the specific financial position and condition of a borrower and the underlying collateral. Many of the Company’s commercial mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan.  Third-party appraisals are generally obtained to support loaned amounts.

The Company actively monitors the credit quality of its mortgage loans to support the development of the valuation allowance.  This monitoring process includes quantitative analyses which facilitate the identification of deteriorating loans, and qualitative analyses which consider other factors relevant to the borrowers’ ability to repay.  Loans with deteriorating credit fundamentals are identified for special surveillance procedures and are categorized based on the severity of their deterioration and management’s judgment as to the likelihood of loss.

Mortgage loans are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement.  When management determines that a loan is impaired, a provision for loss is established equal to either the difference between the carrying value and the present value of expected future cash flows discounted at the loan’s effective interest rate or the fair value of the collateral if the loan is collateral dependent.

In addition to the loan-specific reserves, the Company maintains a non-specific reserve for losses developed based on loan surveillance categories and property type classes and reflects management’s best estimate of probable credit losses as of the balance sheet date but not yet attributable to specific loans.  Management’s periodic evaluation of the adequacy of the non-specific reserve is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect a borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The unpaid principal balance, amortized cost and valuation allowance for commercial mortgage loans by class as of December 31, 2010:

(in millions)	Office	Warehouse	Retail	Apartment	Hotel	Other	Total

Commercial mortgage loans subject to non-specific reserves:

Unpaid principal balance	$ 775	$ 1,360	$ 2,276	$ 1,220	$ 223	$ 88	$ 5,942

Amortized cost	$ 774	$ 1,365	$ 2,276	$ 1,222	$ 227	$ 88	$ 5,952

Non-specific reserve	$ (14)	$ (7)	$ (10)	$ (9)	$ (7)	$ -	$ (47)

Commercial mortgage loans subject to specific reserves:

Unpaid principal balance	$ 8	$ 52	$ 49	$ 23	$ 137	$ -	$ 269

Amortized cost	$ 8	$ 52	$ 49	$ 23	$ 137	$ -	$ 269

Specific reserves	$ (1)	$ (8)	$ (14)	$ (4)	$ (22)	$ -	$ (49)

The following table summarizes activity in the valuation allowance for mortgage loans for the years ended December 31:

(in millions)	2010	2009

Valuation allowance, beginning of period	$ 77	$ 42
Additions	66	85
Deductions	(47)	(50)
Valuation allowance, end of period	$ 96	$ 77

In 2010, management developed an internal credit quality rating process to reflect an internal view of the credit risk associated with individual loans, as well as the portfolio as a whole.  This process considers a number of relevant loan quality measurements and factors, including loan-to-value ratio (LTV), debt service coverage ratio (DSC), current market rent expectations, economic vacancy, property characteristics, market area, and borrower strength.  LTV is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral.  DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan.  This process yields an individual internal credit quality rating score for substantially all of the Company’s commercial mortgage loans which is then translated to a credit quality rating ranging from 1 to 5, with 1 representing the lowest risk profile and lowest potential for loss and 5 representing the highest risk profile and highest potential for loss.  These internal ratings by property will be updated at least annually.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes the amortized cost of commercial mortgage loans by internal credit quality rating and by class as of December 31, 2010:

(in millions)	Office	Warehouse	Retail	Apartment	Hotel	Other	Total

Rated 1	$ 4	$ -	$ 1	$ -	$ -	$ -	$ 5
Rated 2	173	173	571	108	24	-	1,049
Rated 3	523	1,065	1,643	935	128	16	4,310
Rated 4	66	173	105	202	209	72	827
Rated 5	16	6	5	-	3	-	30
Total commercial mortgage loans	$ 782	$ 1,417	$ 2,325	$ 1,245	$ 364	$ 88	$ 6,221

Internal credit quality ratings are not used to establish the valuation allowance; however, there is a strong correlation between the two processes.  For example, loans in the category receiving the highest loss factors for determination of the valuation allowance are generally rated with an internal credit quality rating of 4 or 5, while loans in the category receiving the lowest loss factors for determination of the valuation allowance are generally rated 1, 2 or 3.

While the internal credit ratings above display management’s assessment of relative credit risk in the mortgage loan portfolio for the date indicated based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible.

As of December 31, 2010, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio.  The Company had no mortgage loans 90 days or more past due and still accruing interest.

The estimated fair value of mortgage loans was $5.9 billion and $6.0 billion at December 31, 2010 and 2009 respectively.

Securities Lending

The estimated fair value of loaned securities was $269 million and $40 million as of December 31, 2010 and 2009, respectively.  The Company had received $276 million and $41 million of cash collateral on securities lending as of December 31, 2010 and 2009, respectively. The Company had not received any non-cash collateral on securities lending as of the balance sheet dates.

Assets on Deposit, Held in Trust and Pledged as Collateral

Fixed maturity securities with an amortized cost of $8 million and $19 million were on deposit with various regulatory agencies as required by law as of December 31, 2010 and 2009, respectively.  These securities continue to be included in fixed maturity securities on the consolidated balance sheets.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Net Investment Income

The following table summarizes net investment income from continuing operations by source for the years ended December 31:

(in millions)	2010	2009	2008

Securities available-for-sale:
Fixed maturity securities	$ 1,474	$ 1,465	$ 1,477
Equity securities	2	2	5
Trading assets	1	-	-
Mortgage loans	396	445	497
Short-term investments	2	6	17
Other	9	17	(75)
Gross investment income	$ 1,884	$ 1,935	$ 1,921
Less investment expenses	59	56	56
Net investment income	$ 1,825	$ 1,879	$ 1,865

Net Realized Investment Gains and Losses

The following table summarizes net realized investment gains (losses) from continuing operations by source for the years ended December 31:
(in millions)	2010	2009	2008

Net derivatives (losses) gains 1,2	$ (385)	$ 400	$ (330)
Realized gains on sales	176	192	40
Realized losses on sales	(43)	(113)	(41)
Valuation gains (losses) 3	17	(21)	(56)
Other	(1)	(4)	39
Net realized investment (losses) gains	$ (236)	$ 454	$ (348)

__________
1
Includes net losses of $155 million, net gains of $414 million, and net losses $501 million on derivatives and embedded derivatives associated with living benefit contracts for the years ended December 31, 2010, 2009, and 2008, respectively.

2
Includes net losses of $88 million, net losses of $172 million and net gains of $109 million on derivatives associated with death benefit contracts for the years ended December 31, 2010, 2009 and 2008, respectively.

3
Includes valuation of trading securities, mark-to-market valuation of mortgage loans held for sale, and changes in the non-specific loss reserves component of the valuation allowance on mortgage loans.

Proceeds from the sale of securities available-for-sale during 2010, 2009 and 2008 were $2.2 billion, $4.2 billion and $4.3 billion, respectively.  During 2010, 2009 and 2008, gross gains of $172 million, $189 million and $36 million, respectively, and gross losses of $17 million, $70 million and $25 million, respectively, were realized on those sales.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008
Other-Than-Temporary Impairment Losses

The following table summarizes other-than-temporary impairments for the years ended December 31:

		Included in OCI
(in millions)	Gross		Net
2010
Fixed maturity securities1	$ 330	$ (174)	$ 156
Equity securities	5	-	5
Mortgage loans	59	-	59
Total other-than-temporary impairment losses	$ 394	$ (174)	$ 220

2009
Fixed maturity securities1	$ 907	$ (417)	$ 490
Equity securities	7	-	7
Mortgage loans	72	-	72
Other	6	-	6
Total other-than-temporary impairment losses	$ 992	$ (417)	$ 575

2008
Fixed maturity securities1			$ 1,052
Equity securities			60
Mortgage loans			15
Other			4
Total other-than-temporary impairment losses			$ 1,131

__________

1
Declines in the creditworthiness of the issuer of hybrid securities with both debt and equity-like features requires the use of the equity model in analyzing the security for other-than-temporary impairment.  For the year ended December 31, 2010, the Company recognized $6 million in other-than-temporary impairments related to these securities compared to $168 million and $90 million for the years ended December 31, 2009 and 2008, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes the cumulative amounts related to the Company's credit loss portion of the other-than-temporary-impairment losses on debt securities that the Company does not intend to sell and it is not more likely than not that the Company will be required to sell the security prior to recovery of the amortized cost basis as of December 31:

(in millions)	2010	2009

Cumulative credit loss as of January 1, 1	$ 417	$ 507
New credit losses	31	168
Incremental credit losses2	116	72
Subtotal	$ 564	$ 747
Less:
Losses related to securities included in the beginning balance sold or paid down during the period	(202)	(267)
Losses related to securities included in the beginning balance for which there was a change in intent3	(22)	(63)
Cumulative credit loss as of December 31,1	$ 340	$ 417

__________

1
The cumulative credit loss amount excludes other-than-temporary-impairment losses on securities held as of the periods indicated that the Company intends to sell or it is more likely than not that the Company will be required to sell the security before the recovery of the amortized cost basis.

2	Includes losses on securities for which the Company can no longer assert that it does not intend to sell the securities.
3
Securities for which a credit-related other-than-temporary impairment loss was previously recorded that the Company now intends to sell or is more likely than not it will be required to sell before recovery of the amortized cost basis and has transferred the non-credit portion of loss previously recorded in other comprehensive income to earnings during the period.  Also includes hybrid securities that had previously been evaluated for other-than-temporary impairment based on the criteria as a debt security, but in the current period are evaluated as an equity security due to declines in the creditworthiness of the issuer.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

(6)	Derivative Instruments

The Company is exposed to certain risks relating to its ongoing business operations which are managed by using derivative instruments and include interest rate, foreign exchange, equity market and credit risk. To manage these risks and exposures, the Company uses interest rate contracts, primarily interest rate swaps; currency derivatives, primarily cross-currency swaps and futures; equity derivatives, primarily options and futures; credit default swaps and total return swaps.  The accounting for changes in the fair value of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship and on the type of hedging relationship.  The Company recognizes all of its derivative instruments as either assets or liabilities at fair value.

Interest Rate Risk Management:  The Company uses interest rate contracts, primarily interest rate swaps, to reduce or alter interest rate exposure arising from mismatches between assets and liabilities.  In the case of interest rate swaps, the Company enters into a contractual agreement with a counterparty to exchange, at specified intervals, the difference between fixed and variable rates of interest, calculated on a reference notional amount.

Interest rate swaps are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns.  As such, interest rate swaps are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa.

In connection with the MTN program, the Company issues funding agreements to an unconsolidated third party trust to secure notes issued to investors by the trust.  The proceeds from these funding agreements are generally used to purchase fixed rate investments, generally available-for-sale public or private corporate bonds or commercial mortgage loans. In a rising interest rate environment, the Company is exposed to narrowing margins.  To mitigate this risk, the Company enters into interest rate swap contracts to hedge the volatility associated with changes in interest rates.

The Company also enters into interest rate swap transactions which are structured to provide a hedge against the negative impact of higher interest rates on the Company’s capital position.

Foreign Currency Risk Management: As part of its regular investing activities, the Company may purchase foreign currency denominated investments, generally fixed maturity securities.  These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates.  In an effort to mitigate this risk, the Company uses cross-currency swaps.  As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument generally offsets the changes in the functional-currency equivalent cash flows of the hedged asset.

In addition, foreign exchange risks associated with foreign currency-denominated MTNs are managed using cross-currency swaps.

Credit Risk Management:  The Company enters into credit derivative contracts, primarily credit default swaps, under which the Company buys and sells credit default protection on standardized credit indices, which are established baskets of creditors, or on specific corporate creditors.  These derivatives allow the Company to manage or modify its credit risk profile in general or its credit exposure to specific creditors.

Equity Market Risk Management:  The Company offers a variety of variable annuity products available with living benefit features such as GMABs or GLWBs.  These living benefit features represent embedded derivatives in variable annuity contracts that are required to be separated from, and valued apart from, the host variable annuity contracts.  The embedded derivatives are carried at fair value. Subsequent changes in the fair value of these embedded derivatives are recognized in earnings as a component of net realized investment gains and losses.  The fair value of these embedded derivatives is calculated based on a combination of capital market and actuarial assumptions.  Projections of cash flows inherent in the valuation of the embedded derivative incorporate numerous assumptions including, but not limited to, expectations of contract holder persistency, contract holder withdrawal patterns, risk neutral market returns, correlations of market returns and market return volatility.  The Company believes the impact of claims is expected to be mitigated by its economic hedging program.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

These products and related obligations expose the Company to various market risks, predominately interest rate and equity risk.  Adverse changes in the equity markets or interest rate movements expose the Company to significant volatility.  To mitigate these risks and hedge the living benefit obligations, the Company enters into a variety of derivatives including interest rate swaps, equity index futures, options and total return swaps.

Derivatives Qualifying for Hedge Accounting

Fair Value Hedge Relationship: For derivative instruments that are designated and qualify as a fair value hedge (e.g., hedging the exposure to changes in the fair value of an asset or a liability or an identified portion thereof that is attributable to a particular risk), the gain or loss on the derivative instrument as well as the hedged item, to the extent of the risk being hedged, are recognized in net realized investment gains and losses.

The Company uses derivative instruments that are designated and qualify as fair value hedges in various financial transactions as follows:

•	Interest rate swaps are used to hedge certain fixed rate investments such as commercial mortgage loans and certain fixed maturity securities, and

•	Cross-currency swaps are used to hedge foreign currency-denominated fixed maturity securities.

Cash Flow Hedge Relationship:  For derivative instruments that are designated and qualify as a cash flow hedge (e.g., hedging the exposure to the variability in expected future cash flows that is attributable to interest rate risk), the effective portion of the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into earnings in the same period or periods during which the hedged transaction impacts earnings in the same line item associated with the forecasted transaction.  The ineffective portion of the derivative’s change in value, if any, along with any of the derivative’s change in value that is excluded from the assessment of hedge effectiveness, are recorded in net realized investment gains and losses.

The Company uses derivative instruments that are designated and qualify as a cash flow hedges in various financial transactions as follows:

•	Interest rate swaps are used to hedge cash flows from variable rate investments such as commercial mortgage loans and certain fixed maturity securities,

•	Interest rate swaps are used to hedge payments of funding agreement liabilities associated with the MTN program,

•	Cross-currency swaps are used to hedge interest payments and principal payments on foreign currency-denominated fixed maturity securities, and

•	Cross-currency swaps are used to hedge payments of foreign currency-denominated funding agreement liabilities associated with the MTN program.

Termination:  The Company is required to discontinue hedge accounting when it is determined that a derivative instrument no longer qualifies as an effective hedge.  Upon such determination, the derivative continues to be carried in the consolidated balance sheet at its fair value with changes in fair value recognized in net realized investment gains and losses.  In a discontinued fair value hedge on available-for-sale securities, changes in the fair value of the previously hedged asset or liability are no longer included in net realized gains and losses, rather are included in accumulated other comprehensive income and reclassified to net realized investment gains and losses through maturity of the hedged item.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Derivatives Not Qualifying for Hedge Accounting

For derivatives that are not designated as a hedging instrument, the gain or loss on the derivative is recognized in net realized investment gains and losses. The Company uses these derivatives in various financial transactions as follows:

•	Futures, options, interest rate swaps and total return swaps are used to hedge certain benefit rider obligations included in variable annuity products, as described above,

•	Interest rate swaps, futures and options are used to hedge portfolio duration and other interest rate risks to which the Company is exposed,

•	Cross-currency swaps and futures are used to hedge foreign currency-denominated assets and liabilities, and

•	Credit default swaps are used to either buy or sell credit protection on a credit index or specific creditor.

Credit Risk Associated with Derivatives Transactions

The Company periodically evaluates the risks within the derivative portfolios due to credit exposure.  When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty, and changes in relevant market data in order to gain insight into the probability of default by the counterparty. In addition, the effect the Company’s exposure to credit risk could have on the effectiveness of the Company’s hedging relationships is considered.  As of December 31, 2010 and 2009, the impact of the exposure to credit risk on both the fair value measurement of derivative assets and liabilities and the effectiveness of the Company’s hedging relationships was immaterial.

As of December 31, 2010 and 2009, the Company had received $351 million and $532 million, respectively, of cash for derivative collateral, which is included in short-term investments.  The Company held no material securities as off-balance sheet collateral on derivative transactions as of December 31, 2010.  The Company held $32 million as off-balance sheet collateral on derivative transactions as of December 31, 2009.  As of December 31, 2010 and 2009, the Company had pledged fixed maturity securities with a fair value of $28 million and $56 million, respectively, as collateral to derivative counterparties.  There are no contingent features associated with the Company’s derivative instruments which would require additional collateral to be pledged to counterparties.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table presents the fair value of derivative instruments, location of the related instruments in the consolidated balance sheets and the related notional amounts of the derivative instruments as of the dates indicated:

	Derivative assets			Derivative liabilities
(in millions)	Balance sheet location	Fair value	Notional amount	Balance sheet location	Fair value	Notional amount

December 31, 2010
Derivatives designated as
hedging instruments:
Interest rate contracts	Other assets	$ 1	$ 78	Other liabilities	$ 37	$ 830
Cross-currency swaps	Other assets	26	132	Other liabilities	18	101
Total derivatives designated as
hedging instruments		$ 27	$ 210		$ 55	$ 931

Derivatives not designated as
hedging instruments:
Interest rate contracts	Other assets	556	10,944	Other liabilities	418	10,225
Cross-currency swaps	Other assets	30	210	Other liabilities	30	210
Credit default swaps	Other assets	1	20	Other liabilities	-	17
Total return swaps	Other assets	12	1,119	Other liabilities	23	1,053
Equity contracts	Other assets	212	2,484	Other liabilities	20	1,124
Embedded derivatives on guaranteed benefit annuity programs	N/A	-	N/A	Future policy benefits and claims	226	N/A
Total derivatives not designated
as hedging instruments		$ 811	$ 14,777		$ 717	$ 12,629

Total derivatives		$ 838	$ 14,987		$ 772	$ 13,560

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

	Derivative assets			Derivative liabilities
(in millions)	Balance sheet location	Fair value	Notional amount	Balance sheet location	Fair value	Notional amount

December 31, 2009
Derivatives designated as
hedging instruments:
Interest rate contracts	Other assets	$ 4	$ 86	Other liabilities	$ 69	$ 1,216
Cross-currency swaps	Other assets	34	93	Other liabilities	36	216
Total derivatives designated as
hedging instruments		$ 38	$ 179		$ 105	$ 1,432

Derivatives not designated as
hedging instruments:
Interest rate contracts	Other assets	409	7,457	Other liabilities	239	5,162
Cross-currency swaps	Other assets	49	211	Other liabilities	49	210
Credit default swaps	Other assets	1	29	Other liabilities	3	82
Total return swaps	Other assets	1	85	Other liabilities	8	556
Equity contracts	Other assets	331	2,505	Other liabilities	10	996
Embedded derivatives on guaranteed benefit annuity programs	N/A	-	-	Future policy benefits and claims	311	N/A
Other embedded derivatives	N/A	-	-	Other liabilities	2	N/A
Total derivatives not designated
as hedging instruments		$ 791	$ 10,287		$ 622	$ 7,006

Total derivatives		$ 829	$ 10,466		$ 727	$ 8,438

The following table presents the gains (losses) for derivative instruments designated and qualifying as hedging instruments in fair value hedges and the location of these instruments in the consolidated financial statements for the years ended December 31:

(in millions)		2010 1	2009 1

Derivatives in fair value hedging relationships:
Interest rate contracts2	Net realized investment gains (losses)	$ 7	$ 25
Cross-currency swaps2	Net realized investment gains (losses)	1	(2)
Total		$ 8	$ 23

Underlying fair value hedge relationships:
Interest rate contracts	Net realized investment gains (losses)	$ (12)	$ (35)
Cross-currency swaps	Net realized investment gains (losses)	(3)	2
Total		$ (15)	$ (33)
__________
1	Includes $6 million and $8 million of cash paid in the termination of fair value hedging instruments for the years ended December 31, 2010 and 2009, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

2	Excludes $30 million and $37 million of periodic settlements on interest rate contracts which are recorded in net investment income for the years ended December 31, 2010 and 2009, respectively.

The following table present the gains (losses) for derivative instruments designated and qualifying as hedging instruments in cash flow hedges recognized in AOCI in the consolidated financial statements for the years ended December 31,:

(in millions)	2010	2009

Derivatives in cash flow hedging relationships:
Interest rate contracts	$ 5	$ 12
Cross-currency swaps	(2)	(4)
Currency contracts	22	(19)
Other embedded derivatives	-	(12)
Total	$ 25	$ (23)

The following table presents the gains (losses) for derivative instruments designated and qualifying as hedging instruments in cash flow hedges reclassified from AOCI into income and the location of these instruments in the consolidated financial statements for the years ended December 31:

(in millions)		2010	2009

Derivatives in cash flow hedging relationships:
Interest rate contracts	Interest credited to policyholder accounts	$ -	$ (4)
Cross-currency swaps	Net realized investment gains (losses)	-	(11)
Currency contracts	Net realized investment gains (losses)	(2)	(4)
Total		$ (2)	$ (19)

The following table presents the realized gains (losses) for derivative instruments designated and qualifying as hedging instruments in cash flow hedges recognized in income and the location of these instruments in the consolidated financial statements for the years ended December 31:

(in millions)		2010	2009

Derivatives in cash flow hedging relationships:
Cross-currency swaps	Net realized investment gains (losses)	$ -	$ (1)
Credit default swaps	Net realized investment gains (losses)	-	(3)
Total 1,2,3		$ -	$ (4)

__________
1	Ineffective portion and amounts excluded from the measurement of ineffectiveness.
2
Excludes $2 million of periodic settlements in interest rate contracts which are recorded in net investment income for the year ended December 31, 2010.  Periodic settlements in interest rate contracts for the year ended December 31, 2009 were immaterial.

3
No cash was paid in the termination of cash flow hedging instruments for the year ended December 31, 2010. Includes $17 million of cash received in the termination of cash flow hedging instruments for the year ended December 31, 2009.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table presents the gains (losses) for derivative instruments not designated and qualifying as hedging instruments recognized in income and the location of these instruments in the consolidated financial statements for the years ended December 31:

(in millions)		2010	2009

Derivatives not designated as hedging instruments:
Interest rate contracts	Net realized investment gains (losses)	$ (39)	$ (197)
Cross-currency swaps	Net realized investment gains (losses)	-	3
Credit default swaps	Net realized investment gains (losses)	(5)	8
Equity total return swaps	Net realized investment gains (losses)	(136)	7
Equity contracts	Net realized investment gains (losses)	(389)	(739)
Embedded derivatives on guaranteed
benefit annuity programs	Net realized investment gains (losses)	98	1,432
Other embedded derivatives	Net realized investment gains (losses)	(2)	3
Total		$ (473)	$ 517

The previous tables exclude $16 million and $(151) million of net interest settlements on all derivative instruments and $94 million and $63 million of other revenue related to guaranteed benefits on annuities that are also recorded in net realized investment gains (losses) for the year ended December 31, 2010 and 2009, respectively. The previous tables exclude $13 million in losses relating to foreign denominated cash balances for the year ended December 31, 2010, compared to an immaterial balance for the year ended December 31, 2009.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Credit Derivatives

The Company had exposure to credit protection contracts as of the years ended December 31, 2010, 2009 and 2008 and experienced credit event losses of $8 million in 2010, no credit losses in  2009 and credit event losses of $19 million in 2008 on such contracts.  The following table presents the Company’s outstanding exposure to credit protection contracts, all of which are related to corporate debt instruments, as of the dates indicated, by contract maturity and industry exposure:

	Less than or equal to one year		One to three years		Three to five years		Total
	Maximum	Estimated	Maximum	Estimated	Maximum	Estimated	Maximum	Estimated
	potential	fair	potential	fair	potential	fair	potential	fair
(in millions)	risk	value	risk	value	risk	value	risk	value

December 31, 2010
Single sector exposure:
Financial	$ 6	$ -	$ 3	$ -	$ -	$ -	$ 9	$ -
Services	-	-	10	1	-	-	10	1
Total	$ 6	$ -	$ 13	$ 1	$ -	$ -	$ 19	$ 1

December 31, 2009
Single sector exposure:
Financial	$ 35	$ (3)	$ 9	$ -	$ -	$ -	$ 44	$ (3)
Oil & gas pipelines	15	-	-	-	-	-	15	-
Services	-	-	-	-	10	-	10	-
Total	$ 50	$ (3)	$ 9	$ -	$ 10	$ -	$ 69	$ (3)

In addition, the Company invests in certain structured securities that contain embedded credit derivatives.  These securities are referred to as synthetic collateralized debt obligations and have maturity dates ranging from one to ten years.  The credit derivatives embedded in these securities have not been separated from their host contracts for separate fair value reporting, rather, the Company elected to carry the entire security at fair value with any changes in fair value included in earnings.  Effective July 1, 2010, these securities had a fair value of $35 million and were transferred from available-for-sale securities to trading securities.  At December 31, 2010, the fair value of synthetic collateralized debt obligations, including the embedded credit derivatives, was $45 million.  The fair value represents the maximum future potential loss that could be incurred by the Company as there is no future payment obligation associated with these investments.  Additionally, there are no recourse provisions related to these investments that would enable the Company to recover any losses on these securities from third parties.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

(7)   Deferred Policy Acquisition Costs

During the second quarter of 2010, the Company conducted its annual comprehensive review of model assumptions used to project DAC and other related balances, including sales inducement assets, VOBA and unearned revenue reserves.  The review covered all assumptions including mortality, lapses, expenses and general and separate account returns.  As a result of this review, certain assumptions were unlocked (DAC unlock).  The unlocked assumptions primarily related to lapse assumptions in the Individual Investment segment, market performance assumptions in the Retirement Plans segment, and mortality, lapse and market performance assumptions in the Individual Protection segment.

The pre-tax positive (negative) impact on the Company’s assets and liabilities as a result of the unlocking of assumptions during the year ended December 31, 2010 was as follows:

(in millions)	DAC	VOBA	Unearned Revenue Reserves	Sales Inducement Assets	Total

Segment:
Individual Investments	$ 4	$ -	$ -	$ -	$ 4
Retirement Plans	7	-	-	-	7
Individual Protection	(22)	13	1	-	(8)
Total	$ (11)	$ 13	$ 1	$ -	$ 3

During the fourth quarter of 2009, the Company’s recorded balance of individual variable annuity DAC fell outside the Company’s preset parameters for the prescribed period, which primarily was driven by the continued market recovery and favorable market performance compared to assumed net separate account returns.  Accordingly, the Company recalculated DAC using revised best estimate assumptions, which resulted in an increase in DAC and other related balances, including sales inducement assets, and a decrease in DAC amortization and other related balances of $219 million pre-tax in the Individual Investments segment.  The Company used the reversion to the mean process with the anchor date that was reset during 2007.  The Company evaluated the assumed separate account performance level over the next three years and determined that the assumptions inherent in the reversion period were reasonable.  The annual net separate account growth rate for the mean reversion period is 15%, the maximum rate under the Company’s parameters.

During the second quarter of 2009, the Company conducted its annual comprehensive review of model assumptions used to project DAC and other related balances, including sales inducement assets, VOBA and unearned revenue reserves.  The unlocked assumptions primarily related to lower expected investment spreads and separate account returns across all segments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The pre-tax positive (negative) impact on the Company’s assets and liabilities as a result of the unlocking of assumptions during the year ended December 31, 2009 was as follows:

(in millions)	DAC	VOBA	Unearned Revenue Reserves	Sales Inducement Assets	Total

Segment:
Individual Investments	$ 192	$ -	$ -	$ 11	$ 203
Retirement Plans	(8)	-	-	-	(8)
Individual Protection	(44)	(13)	10	-	(47)
Total	$ 140	$ (13)	$ 10	$ 11	$ 148

During the fourth quarter of 2008, the Company’s recorded balance of individual variable annuity DAC fell outside the Company’s preset parameters, which primarily was driven by continued unfavorable market performance compared to assumed net separate account returns.  Management made a determination that it was not reasonably possible to get back within the preset parameters during the remaining prescribed period.  Accordingly, the Company recalculated DAC using revised best estimate assumptions, which resulted in a decrease in DAC and an increase in DAC amortization and other related balances of $243 million pre-tax in the Individual Investments segment.  The Company used the reversion to the mean process with the anchor date that was reset during 2007.  The Company evaluated the assumed separate account performance level over the next three years and determined that the assumptions inherent in the reversion period were reasonable.  The annual net separate account growth rate for the mean reversion period is 15%, the maximum rate under the Company’s parameters.

During the third quarter of 2008, the Company’s recorded balance of individual variable annuity DAC fell outside the Company’s preset parameters for the prescribed period, which primarily was driven by unfavorable market performance compared to the assumed net separate account returns.  Accordingly, the Company recalculated DAC using revised best estimate assumptions, which resulted in a decrease in DAC and an increase in DAC amortization and other related balances totaling $177 million pre-tax in the Individual Investments segment.

At the end of the second quarter of 2008, the Company determined as part of its comprehensive annual study of assumptions that certain assumptions should be unlocked.  The unlocked assumptions primarily related to lapse and spread assumptions in the Individual Investments segment, the assumed growth rate on deposits per contract in the Retirement Plans segment, and mortality and lapse assumptions in the Individual Protection segment.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The pre-tax positive (negative) impact on the Company’s assets and liabilities as a result of the unlocking of these assumptions during the year ended December 31, 2008 was as follows:

(in millions)	DAC	VOBA	Unearned Revenue Reserves	Sales Inducement Assets	Total

Segment:
Individual Investments	$ (429)	$ (3)	$ -	$ (1)	(433)
Retirement Plans	(2)	-	-	-	(2)
Individual Protection	(3)	8	3	-	8
Total	$ (434)	$ 5	$ 3	$ (1)	$ (427)

The following table presents a reconciliation of DAC for the years ended December 31:

	December 31,	December 31,
(in millions)	2010	2009

Balance at beginning of period	$ 3,983	$ 4,524
Capitalization of DAC	634	513
Amortization of DAC, excluding unlocks	(385)	(606)
Amortization of DAC related to unlocks	(11)	140
Adjustments to DAC related to unrealized gains and losses on securities available-for-sale and other
	(248)	(588)
Balance at end of period	$ 3,973	$ 3,983

(8)	Value of Business Acquired and Other Intangible Assets

The following table presents a reconciliation of VOBA for the years ended December 31:

(in millions)	2010	2009

Balance at beginning of period	$ 277	$ 334
Amortization of VOBA	(20)	(49)
Net realized losses on investments	1	1
Subtotal	$ 258	$ 286
Change in unrealized gain (loss) on available-for-sale securities	1	(9)
Balance at end of period	$ 259	$ 277

Interest on the unamortized VOBA balance (at interest rates ranging from 4.50% to 7.56%) is included in amortization and was $18 million, $20 million and $22 million during the years ended December 31, 2010, 2009 and 2008, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes intangible assets as of December 31:

		2010		2009
	Initial	Gross		Gross
	useful	carrying	Accumulated	carrying	Accumulated
(in millions)	life1	amount	amortization	amount	amortization

Amortizing:
VOBA	28 years	$ 595	$ 336	$ 595	$ 318
Total intangible assets		$ 595	$ 336	$ 595	$ 318

__________

1	The initial useful life was based on applicable assumptions. Actual periods are subject to revision based on variances from assumptions and other relevant factors.

During 2009, the Company recorded a $5 million pre-tax impairment charge on intangible assets associated with the NFN retirement services distribution channel.

During 2009, the Company fully amortized intangible assets related to NLICA and NLACA state insurance licenses, which resulted in an $8 million pre-tax charge.  The state insurance licenses had indefinite useful lives and were not previously amortized.  Due to the merger with NLIC and NLAIC, respectively, on December 31, 2009, the NLICA and NLACA state insurance licenses were no longer required as the surviving entities had the required state insurance licenses to conduct business on existing NLICA and NLACA products.  The Company surrendered the state insurance licenses back to each state.  See Note 1 for a description of the merger transaction between these entities.

During 2008, the Company recorded a $20 million pre-tax impairment charge on career agency force and independent agency force intangible assets associated with its plan to exit the NFN professional consulting group sales channel and selling arrangement changes for the independent agency force.

The Company’s annual impairment testing performed did not result in material impairment losses on intangible assets during 2010, 2009 and 2008.

Based on current assumptions, which are subject to change, the following table summarizes estimated amortization for the next five years ended December 31:

(in millions)	VOBA

2011	$ 23
2012	$ 21
2013	$ 19
2014	$ 15
2015	$ 13

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

(9)	Goodwill

The following table summarizes changes in the carrying value of goodwill by segment for the years indicated:

	Retirement	Individual
(in millions)	Plans	Protection	Total
Balance as of December 31, 2008	$ 25	$ 175	$ 200
Adjustments	-	-	-
Balance as of December 31, 2009	$ 25	$ 175	$ 200
Adjustments	-	-	-
Balance as of December 31, 2010	$ 25	$ 175	$ 200

The Company’s annual impairment testing did not result in any impairment on existing goodwill during 2010 and 2009, respectively.  As of the 2010 and 2009 annual impairment testing, the fair value of the reporting units with goodwill was in excess of the carrying value.  The goodwill balances as of December 31, 2010 and 2009 have not been previously impaired.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

(10) Closed Block

The amounts shown in the following tables for assets, liabilities, revenues and expenses of the closed block are those that enter into the determination of amounts that are to be paid to policyholders.

The following table summarizes financial information for the closed block as of December 31:

(in millions)	2010	2009

Liabilities:
Future policyholder benefits	$ 1,794	$ 1,818
Policyholder funds and accumulated dividends	143	143
Policyholder dividends payable	28	29
Policyholder dividend obligation	121	49
Other policy obligations and liabilities	13	13
Total liabilities	$ 2,099	$ 2,052

Assets:
Fixed maturity securities available-for-sale, at estimated fair value	$ 1,312	$ 1,236
Mortgage loans	224	263
Policy loans	186	191
Other assets	162	135
Total assets	$ 1,884	$ 1,825
Excess of reported liabilities over assets	215	227

Portion of above representing other comprehensive income:
Increase in unrealized gain on fixed maturity securities available-for-sale	$ 73	$ 91
Adjustment to policyholder dividend obligation	(73)	(91)
Total	$ -	$ -

Maximum future earnings to be recognized from assets and liabilities	$ 215	$ 227

Other comprehensive income:
Fixed maturity securities available-for-sale:
Fair value	$ 1,312	$ 1,236
Amortized cost	1,222	1,253
Shadow policyholder dividend obligation	(90)	(17)
Net unrealized appreciation	$ -	$ -

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes closed block operations for the years ended December 31:

(in millions)	2010	2009	2008

Revenues:
Premiums	$ 83	$ 90	$ 93
Net investment income	101	106	109
Realized investment (losses) gains	(3)	2	(41)
Realized (losses) gains credited to to policyholder benefit obligation	(1)	(7)	37
Total revenues	$ 180	$ 191	$ 198

Benefits and expenses:
Policy and contract benefits	$ 131	$ 133	$ 131
Change in future policyholder benefits and interest credited to
policyholder accounts	(23)	(24)	(17)
Policyholder dividends	56	59	63
Change in policyholder dividend obligation	(3)	4	3
Other expenses	1	1	1
Total benefits and expenses	$ 162	$ 173	$ 181

Total revenues, net of benefits and expenses, before federal income
tax expense	$ 18	$ 18	$ 17
Federal income tax expense	6	6	6
Revenues, net of benefits and expenses and federal income tax
expense	$ 12	$ 12	$ 11

Maximum future earnings from assets and liabilities:
Beginning of period	$ 227	$ 239	$ 250
Change during period	(12)	(12)	(11)
End of period	$ 215	$ 227	$ 239

Cumulative closed block earnings from inception through December 31, 2010 and 2009 were higher than expected as determined in the actuarial calculation.  Therefore, policyholder dividend obligations (excluding the adjustment for unrealized gains on available-for-sale securities) were $31 million and $32 million as of December 31, 2010 and 2009, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

(11) Variable Contracts

The Company issues variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder.  The Company also provides various forms of guarantees to benefit the related contractholders.  The Company provides five primary guarantee types of variable annuity contracts: (1) guaranteed minimum death benefits (GMDB); (2) GMAB; (3) guaranteed minimum income benefits (GMIB); (4) GLWB; and (5) a hybrid guarantee with GMAB and GLWB.

The GMDB provides a specified minimum return upon death.  Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse.  The survivor has the option to terminate the contract or continue it and have the death benefit paid into the contract and a second death benefit paid upon the survivor’s death.  The Company has offered six primary GMDB types:

•
Return of premium – provides the greater of account value or total deposits made to the contract less any partial withdrawals and assessments, which is referred to as “net premiums.”  There are two variations of this benefit.  In general, there is no lock in age for this benefit.  However, for some contracts the GMDB reverts to the account value at a specified age, typically age 75.

•
Reset – provides the greater of a return of premium death benefit or the most recent five-year anniversary (prior to lock-in age) account value adjusted for withdrawals.  For most contracts, this GMDB locks in at age 86 or 90, and for others the GMDB reverts to the account value at age 75, 85, 86 or 90.

•
Ratchet – provides the greater of a return of premium death benefit or the highest specified “anniversary” account value (prior to age 86) adjusted for withdrawals.  Currently, there are three versions of ratchet, with the difference based on the definition of anniversary:  monthaversary – evaluated monthly; annual – evaluated annually; and five-year – evaluated every fifth year.

•
Rollup – provides the greater of a return of premium death benefit or premiums adjusted for withdrawals accumulated at generally 5% simple interest up to the earlier of age 86 or 200% of adjusted premiums.  There are two variations of this benefit: for certain contracts, this GMDB locks in at age 86, and for others the GMDB reverts to the account value at age 75.

•	Combo – provides the greater of annual ratchet death benefit or rollup death benefit. This benefit locks in at either age 81 or 86.
•
Earnings enhancement – provides an enhancement to the death benefit that is a specified percentage of the adjusted earnings accumulated on the contract at the date of death.  There are two versions of this benefit:  (1) the benefit expires at age 86, and a credit of 4% of account value is deposited into the contract; and (2) the benefit does not have an end age, but has a cap on the payout and is paid upon the first death in a spousal situation.  Both benefits have age limitations.  This benefit is paid in addition to any other death benefits paid under the contract.

The GMAB, offered in the Company’s Capital Preservation Plus contract rider, is a living benefit that provides the contractholder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified time period (5, 7 or 10 years) selected by the contractholder at the issuance of the variable annuity contract.  In some cases, the contractholder also has the option, after a specified time period, to drop the rider and continue the variable annuity contract without the GMAB.  In general, the GMAB requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy.

The GLWB, offered in the Company’s L.inc, is a living benefit that provides for enhanced retirement income security without the liquidity loss associated with annuitization.  The withdrawal rates vary based on the age when withdrawals begin and are applied to a benefit base to determine the guaranteed lifetime income amount available to a contractholder.  The benefit base is equal to the variable annuity premium at contract issuance and may increase as a result of a ratchet feature that is driven by account performance and a roll-up feature that is driven by policy duration.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The GMIB is a living benefit that provides the contractholder with a guaranteed annuitization value.  The GMIB types are:

•	Ratchet – provides an annuitization value equal to the greater of account value, net premiums or the highest one-year anniversary account value (prior to age 86) adjusted for withdrawals.
•
Rollup – provides an annuitization value equal to the greater of account value and premiums adjusted for withdrawals accumulated at 5% compound interest up to the earlier of age 86 or 200% of adjusted premiums.

•	Combo – provides an annuitization value equal to the greater of account value, ratchet GMIB benefit or rollup GMIB benefit.

In January 2009, the Company simplified its living benefit guarantees and only offer L.inc on new GLWB sales.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

All GMAB contracts with the hybrid GMAB/GLWB rider are included with GMAB contracts in the following tables.  The following table summarizes the account values and net amount at risk, net of reinsurance, for variable annuity contracts with guarantees invested in both general and separate accounts as of December 31 (a contract may contain multiple guarantees):

	2010					2009
	General	Separate	Total	Net	Wtd. avg.	General	Separate	Total	Net	Wtd. avg.
	account	account	account	amount	attained	account	account	account	amount	attained
(in millions)	value	value	value	at risk1	age	value	value	value	at risk1	age

GMDB:
Return of premium	$ 832	$ 8,039	$ 8,871	$ 39	62	$ 729	$ 5,860	$ 6,589	$ 100	61
Reset	1,366	13,242	14,608	305	65	1,622	12,406	14,028	900	64
Ratchet	1,018	15,733	16,751	761	68	1,181	13,836	15,017	1,772	67
Rollup	35	264	299	13	73	42	259	301	18	73
Combo	185	1,731	1,916	192	69	229	1,577	1,806	325	69
Subtotal	$ 3,436	$ 39,009	$ 42,445	$ 1,310	66	$ 3,803	$ 33,938	$ 37,741	$ 3,115	65
Earnings enhancement	25	403	428	29	64	17	373	390	19	64
Total - GMDB	$ 3,461	$ 39,412	$ 42,873	$ 1,339	66	$ 3,820	$ 34,311	$ 38,131	$ 3,134	65

GMAB2:
5 Year	$ 167	$ 2,507	$ 2,674	$ 43	N/A	$ 383	$ 2,640	$ 3,023	$ 172	N/A
7 Year	323	2,192	2,515	52	N/A	394	2,152	2,546	180	N/A
10 Year	68	695	763	13	N/A	70	684	754	39	N/A
Total - GMAB	$ 558	$ 5,394	$ 5,952	$ 108	N/A	$ 847	$ 5,476	$ 6,323	$ 391	N/A

GMIB3:
Ratchet	$ 14	$ 220	$ 234	$ -	N/A	$ 16	$ 242	$ 258	$ -	N/A
Rollup	41	514	555	1	N/A	47	626	673	-	N/A
Total - GMIB	$ 55	$ 734	$ 789	$ 1	N/A	$ 63	$ 868	$ 931	$ -	N/A

GLWB:
L.inc	$ 287	$ 12,030	$ 12,317	$ 430	N/A	$ 230	$ 7,057	$ 7,287	$ 67	N/A
Porfolio income insurance	-	42	42	-	N/A	-	20	20	-	N/A
Total - GLWB	$ 287	$ 12,072	$ 12,359	$ 430	N/A	$ 230	$ 7,077	$ 7,307	$ 67	N/A

__________
1
Net amount at risk is calculated on a seriatim basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit).  As it relates to GMIB, net amount at risk is calculated as if all policies were eligible to annuitize immediately, although all GMIB options have a waiting period of at least 7 years from issuance.

2	GMAB contracts with the hybrid GMAB/GLWB rider had account values of $5.2 billion and $5.3 billion as of December 31, 2010 and 2009, respectively.
3	The weighted average period remaining until expected annuitization is not meaningful and has not been presented because there is currently no material GMIB exposure.

Net amount at risk is highly sensitive to changes in financial market movements.  See Note 6 for a discussion of the Company’s risk management practices with respect to financial market exposure.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes account balances of deferred variable annuity and variable single premium immediate annuity contracts that were invested in separate accounts as of December 31:

(in millions)	2010	2009

Mutual funds:
Bond	$ 4,889	$ 4,920
Domestic equity	29,987	24,599
International equity	2,985	3,047
Total mutual funds	$ 37,861	$ 32,566
Money market funds	1,254	1,473
Total	$ 39,115	$ 34,039

The following table summarizes the reserve balances, net of reinsurance, for variable annuity contracts with guarantees as of December 31:

(in millions)	2010	2009

Living benefit riders	$ 168	$ 266
GMDB	$ 46	$ 67
GMIB	$ 2	$ 3

The Company’s GMAB and GLWB living benefit riders represent an embedded derivative in a variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract.  The embedded derivatives are carried at fair value.  Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of net realized investment gains and losses.  The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions.  Projections of cash flows inherent in the valuation of the embedded derivative incorporate numerous assumptions including, but not limited to, expectations of contractholder persistency, contractholder withdrawal patterns, risk neutral market returns, correlations of market returns and market return volatility.  As of December 31, 2010 and December 31, 2009, the net balance of the embedded derivatives for living benefits was a liability of $168 million and a liability of $266 million, respectively. The GLWB component of living benefit riders was immaterial in 2010 and 2009, respectively.

The Company’s incurred and paid amounts for living benefit features were immaterial for the years ended December 31, 2010 and 2009.  The Company does not expect any meaningful level of claims under the living benefit features for several years and believes the impact of claims is expected to be mitigated by its economic hedging program.

During the year ended December 31, 2010, the Company recorded net realized investment losses on living benefits embedded derivatives and related economic hedging activity of $155 million compared to net realized investments gains of $414 million as of December 31, 2009.

The losses recorded during the year ended December 31, 2010 were comprised of $192 million of net realized investment gains on living benefit embedded derivative liabilities and $347 million of related economic hedging losses.  The net realized investment losses were primarily driven by market volatility in the second quarter and mortality and withdrawal assumption updates.  Net realized investment losses on living benefit embedded derivatives resulted in lower amortization of DAC of $63 million during the year ended December 31, 2010.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The gains recorded in 2009 were comprised of $1.5 billion of net realized investment gains on living benefit embedded derivative liabilities and $1.1 billion of related economic hedging losses.  The net realized investment gains on living benefit embedded derivatives primarily resulted from higher interest rates on living benefit embedded derivatives, lower volatility assumptions and an increase to the nonperformance component of the discount rate.  The net realized gains resulted in higher amortization of DAC of $284 million during the year ended December 31, 2009.

The Company’s GMDB claim reserves are determined by estimating the expected value of death benefits on contracts that trigger a policy benefit and recognizing the excess ratably over the accumulation period based on total expected assessments.  GMIB claim reserves are determined each period by estimating the expected value of annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total assessments.  The Company regularly evaluates its GMDB and GMIB claim reserve estimates and adjusts the additional liability balances as appropriate, with a related charge or credit to other benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised.  The assumptions used in calculating GMIB claim reserves are consistent with those used for calculating GMDB claim reserves.  In addition, the calculation of GMIB claim reserves assumes benefit utilization ranges from a low of 3% when the contractholder’s annuitization value is at least 10% in the money to 100% utilization when the contractholder is 90% or more in the money.

The Company’s incurred and paid amounts for GMDBs were $62 million for the year ended December 31, 2010 compared to $132 million for the year ended December 31, 2009.

The following assumptions and methodologies were used to determine the GMDB claim reserves as of December 31, 2010 and 2009:

•	Data used was based on a combination of historical numbers and future projections generally involving 250 probabilistically generated economic scenarios
•	Mean gross equity performance –10.4%
•	Equity volatility –18.0%
•	Mortality – 84% of Annuity 2000 Basic table for males, 93% for females as of December 31, 2010; and 91% of Annuity 2000 Basic table for males, 101% for females as of December 31, 2009
•	Asset fees – equivalent to mutual fund and product loads
•	Discount rate – approximately 7.0%

Lapse rate assumptions vary by duration as shown below:

Duration (years)	1	2	3	4	5	6	7	8	9	10+

Minimum	1.0%	2.0%	2.5%	3.0%	5.0%	6.0%	7.0%	7.0%	10.0%	10.0%
Maximum	3.5%	2.0%	4.0%	4.5%	35.0%	40.0%	18.5%	32.5%	32.5%	18.5%

The Company’s incurred and paid amounts for GMIBs were $3 million and $7 million for the years ended December 31, 2010 and 2009.

The Company did not transfer assets from the general account to the separate account to cover guarantees for any of its variable annuity contracts during the years ended December 31, 2010 and 2009.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes account balances of variable universal life insurance contracts that were invested in separate accounts as of December 31:

(in millions)	2010	2009

Mutual funds:
Bond	$ 475	$ 453
Domestic equity	3,267	2,996
International equity	452	417
Total mutual funds	$ 4,194	$ 3,866
Money market funds	203	257
Total	$ 4,397	$ 4,123

(12)	Short-Term Debt

The following table summarizes outstanding short-term debt as of December 31:

[Missing Graphic Reference]
In May 2010, NMIC, NFS, and NLIC entered into a $600 million revolving credit facility.  The new facility matures in May 2011, with an option to convert the outstanding balances into a one-year term loan.  NMIC will guarantee all borrowings under the agreement.  The credit may be used for general corporate purposes.  The borrower has the ability to draw funds at a variable rate based on the Eurodollar rate.  The facility contains financial covenants that require NMIC to maintain a statutory surplus in excess of $7.1 billion and the debt is not to exceed 30% of statutory surplus, both figures determined as of the end of each fiscal quarter.  A breach of these and other named covenants will impact the availability of the line for the other borrowers and may accelerate payment. NLIC had no amounts outstanding under this agreement as of December 31, 2010.

In June 2010, NLIC entered into an agreement reducing the commercial paper program from $800 million to $600 million. The rating agency guidelines recommend that NLIC maintain minimum liquidity backup, which includes cash and liquid assets as well as committed bank lines, equal to 50% of any amounts outstanding under the commercial paper program.  Therefore, availability under the aggregate $600 million credit facility is reduced by the amount outstanding in excess of available cash and liquid assets.  NLIC had $300 million of commercial paper outstanding at December 31, 2010 at a weighted average interest rate of 0.35% and $150 million outstanding at December 31, 2009 at a weighted average interest rate of 0.29%.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program.  This is an uncommitted facility contingent on the liquidity of the securities lending program.  The borrowing facility was established to fund commercial mortgage loans that were originated with the intent of sale through securitization.  The maximum amount available under the agreement is $350 million.  The borrowing rate on this program is equal to one-month U.S. London Interbank Offered Rate (LIBOR).  The Company had no amounts outstanding under this agreement as of December 31, 2010 and 2009.

The Company paid immaterial interest on short-term debt in 2010, compared to $1 million and $8 million in 2009 and 2008, respectively.
.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

(13) Long-Term Debt

The following table summarizes surplus notes payable to affiliates as of December 31:

(in millions)	2010	2009

8.15% surplus note, due June 27, 2032	$ 300	$ 300
7.50% surplus note, due December 17, 2031	300	300
6.75% surplus note, due December 23, 2033	100	100
Variable funding surplus note, due December 31, 2040	272	-
Other	6	6
Total long-term debt	$ 978	$ 706

On December 31, 2010, Olentangy Reinsurance, LLC, a special purpose financial captive insurance subsidiary of NLAIC, issued a variable funding surplus note to Nationwide Corporation, a majority-owned subsidiary of NMIC.  The note is redeemable in full or partial amount at any time subject to proper notice and approval.  A redemption premium shall be payable if the note is redeemed on or prior to the third anniversary date of the note’s issuance.  The note will mature in full on December 31, 2040.  The note bears interest at the rate of three-month U.S. LIBOR plus 2.80% payable quarterly.  Olentangy Reinsurance, LLC agrees to draw down or reduce principal amounts in accordance with the terms outlined in the purchase agreement.  The maximum amount outstanding under the agreement is $313 million in 2015.  As of December 31, 2010, the principal amount outstanding was $272 million.

The Company made interest payments to NFS on surplus notes totaling $54 million in 2010, 2009 and 2008.  Payments of interest and principal under the notes require the prior approval of the ODI.

(14)	Federal Income Taxes

The following table summarizes the federal income tax expense (benefit) attributable to income (loss) from continuing operations for the years ended December 31:

(in millions)	2010	2009	2008

Current	$ (91)	$ 165	$ (131)
Deferred	115	(117)	(403)
Federal income tax expense (benefit)	$ 24	$ 48	$ (534)

Total federal income tax expense (benefit) differs from the amount computed by applying the U.S. federal income tax rate to income (loss) from continuing operations before federal income tax expense (benefit) as follows for the years ended December 31:

	2010		2009		2008
(in millions)	Amount	%	Amount	%	Amount	%

Computed tax expense (benefit)	$ 71	35	$ 107	35	$ (497)	35
DRD	(50)	(25)	(56)	(18)	(42)	3
Impact of noncontrolling interest	21	10	18	6	25	(2)
Tax credits	(27)	(13)	(21)	(7)	(26)	2
Other, net	9	5	-	-	6	-
Total	$ 24	12	$ 48	16	$ (534)	38

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Total federal income taxes refunded were $35 million, $59 million, and $41 million during the years ended December 31, 2010, 2009 and 2008, respectively.

During 2010, there were no material federal income tax expense adjustments.

During 2009, the Company recorded $9 million of net federal income tax expense adjustments primarily related to differences between the 2008 estimated tax liability and the amounts reported on the Company’s 2008 tax returns.  These changes in estimates primarily were driven by the Company’s separate account dividends received deduction (DRD) and foreign tax credit.

During 2008, the Company refined its separate account DRD calculation and estimation process.  As a result, the Company reduced its third quarter separate account DRD projection from a federal income tax benefit of $14 million to a $4 million benefit.  This reduction in estimate primarily was driven by the assumptions used in the estimation process regarding future dividend income within the separate accounts.  The assumptions used in the separate account DRD calculation are based on the Company’s best estimate of future events.

In addition, during 2008, the Company recorded $12 million of net federal income tax expense adjustments primarily related to differences between the 2007 estimated tax liability and the amounts expected to be reported on the Company’s 2007 tax returns when filed.  These changes in estimates primarily were driven by the Company’s separate account DRD.

As of December 31, 2010, the Company has capital loss carryforwards of $507 million, which expire between 2011 and 2015. In addition, the Company has $67 million in low income housing credit carryforwards, which expire between 2025 and 2030, $5 million in foreign tax credit carryforwards, which will expire in 2020 and $73 million in Alternative Minimum Tax credit carryforwards, which have an unlimited carryforward. The Company expects to fully utilize all carryforwards.

The following table summarizes the tax effects of temporary differences that give rise to significant components of the net deferred tax (liability) asset as of December 31:

(in millions)	2010	2009

Deferred tax assets:
Future policy benefits and claims	$ 1,030	$ 1,109
Derivatives	27	63
Capital loss carryforward	178	103
Tax credit carryforwards	145	23
Other	236	195
Gross deferred tax assets	$ 1,616	$ 1,493
Less valuation allowance	(24)	(24)
Deferred tax assets, net of valuation allowance	$ 1,592	$ 1,469

Deferred tax liabilities:
Deferred policy acquisition costs	$ (1,071)	$ (1,084)
Securities available-for-sale	(670)	(168)
Value of business acquired	(89)	(96)
Other	(150)	(96)
Gross deferred tax liabilities	$ (1,980)	$ (1,444)
Net deferred tax (liability) asset	$ (388)	$ 25

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized.  Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized.  Because it is more likely than not that certain deferred tax assets will not be realized, the Company established a valuation allowance of $24 million, $24 million and $24 million as of December 31, 2010, 2009 and 2008, respectively.  Based on management’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize the deferred tax assets for which the Company has not established valuation allowances.

The Company’s current federal income tax liability was $50 million and $109 million as of December 31, 2010 and 2009, respectively.

A rollforward of the beginning and ending uncertain tax positions, including permanent and temporary differences, but excluding interest and penalties, is as follows:

(in millions)	2010	2009

Balance at beginning of period	$ 95	$ 44
Additions for current year tax positions	18	37
Additions for prior years tax positions	19	15
Reductions for prior years tax positions	(13)	(1)
Balance at end of period	$ 119	$ 95

The total amount of unrecognized tax benefits that, if recognized, would impact the effective tax rate on December 31, 2010, is $47 million.

Interest expense and any associated penalties are shown as income tax expense. The Company incurred interest and penalties of $2 million during the year ended December 31, 2010 and an immaterial balance during the year ended December 31, 2009.  The Company had accrued $6 million and $4 million for the payment of interest and penalties at December 31, 2010 and 2009, respectively.

During 2010, the Company had an appeals conference with the Internal Revenue Service (IRS) with respect to our appeal of IRS audit adjustments for the years 2003 to 2005. Though the Company has not yet reached a final settlement with the IRS for these years, it is reasonably possible that this appeal will be resolved in whole or in part within 12 months. As a result, it is reasonably possible that our liability for unrecognized tax benefits could decrease within 12 months by approximately $15 million.

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions.  With few exceptions, the Company is no longer subject to U.S. federal, state or local income tax examinations by tax authorities for years through 2002. The IRS recently completed an audit of the Company’s tax years 2003 through 2005.  The statute remains open for these years as the Company completes the appeals process.  See “Tax Matters” in Note 19 for more information on the Company’s tax years 2003 through 2005 audit and the related appeals process.

(15)	Statutory Financial Information

Statutory Results

The Company and its life subsidiary are required to prepare statutory financial statements in conformity with the NAIC’s Accounting Practices and Procedures Manual, subject to any deviations prescribed or permitted by the applicable state department of insurance.  Statutory accounting practices focus on insurer solvency and differ from GAAP materially.  The principal differences include charging policy acquisition and certain sales inducement costs to expense as incurred, establishing future policy benefits and claims reserves using different actuarial assumptions, excluding certain assets from statutory admitted assets; and valuing investments and establishing deferred taxes on a different basis.  The following tables summarize the statutory net income (loss) and statutory capital and surplus for the Company and its primary insurance subsidiary for the years ended December 31:

(in millions)	2010	2009	2008
(unaudited)
Statutory net income (loss)
NLIC	$ 560	$ 397	$ (871)
NLAIC	$ (50)	$ (61)	$ (90)

Statutory capital and surplus
NLIC	$ 3,686	$ 3,130	$ 2,750
NLAIC	$ 287	$ 214	$ 123

On December 31, 2009, NLIC merged with its affiliate, NLICA, with NLIC as the surviving entity.  In addition, NLIC’s subsidiary, NLAIC, merged with a subsidiary of NLICA, NLACA, effective as of December 31, 2009, with NLAIC as the surviving entity.  See Note 2 for details on the accounting treatment of this transaction.

Dividend Restrictions (unaudited)

The payment of dividends by NLIC is subject to restrictions set forth in the insurance laws and regulations of the State of Ohio, its domiciliary state.  The State of Ohio insurance laws require Ohio-domiciled life insurance companies to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding 12 months, exceeds the greater of (1) 10% of statutory-basis policyholders’ surplus as of the prior December 31 or (2) the statutory-basis net income of the insurer for the prior year.  NLIC’s statutory capital and surplus as of December 31, 2010 was $3.7 billion, and statutory net income for the year ended December 31, 2010 was $560 million.  During the year ended December 31, 2010, NLIC did not pay any dividends to NFS.  As of January 1, 2011, NLIC has the ability to pay dividends to NFS totaling $560 million upon providing prior notice to the ODI.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned surplus.  Earned surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets.  Additionally, following any dividend, an insurer’s policyholder surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs.  The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the state of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its stockholders.

The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses and dividends in the future.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Regulatory Risk-Based Capital

The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum risk-based capital requirements that were developed by the NAIC.  The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk.  Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level risk-based capital, as defined by the NAIC.  Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action.  NLIC and NLAIC each exceeded the minimum risk-based capital requirements for all periods presented herein.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

(16)	Other Comprehensive Income

The Company’s other comprehensive income and loss includes net income (loss) and certain items that are reported directly within separate components of shareholder’s equity that are not recorded in net income.

The following table summarizes the Company’s other comprehensive gain (loss), before and after federal income tax expense (benefit), for the years ended December 31:

(in millions)	2010	2009	2008

Net unrealized gains (losses) on securities available-for-sale arising during the period:
Net unrealized gains (losses) before adjustments	$ 1,039	$ 2,374	$ (3,828)
Net non-credit gains	131	38	-
Net adjustment to DAC	(248)	(585)	529
Net adjustment to VOBA	1	(9)	8
Net adjustment to future policy benefits and claims	7	(27)	128
Net adjustment to policyholder dividend obligation	(73)	(91)	89
Related federal income tax (expense) benefit	(300)	(595)	1,076
Net unrealized gains (losses)	$ 557	$ 1,105	$ (1,998)

Reclassification adjustment for net realized losses on securities available-for-sale realized during the period:
Net unrealized losses	5	388	1,102
Related federal income tax benefit	(2)	(136)	(386)
Net losses realized on available-for-sale securities	$ 3	$ 252	$ 716

Other comprehensive gain (loss) on securities available-for-sale	$ 560	$ 1,357	$ (1,282)

Accumulated net holding gains (losses) on cash flow hedges:
Unrealized holding gains (losses)	27	(4)	17
Related federal income tax (expense) benefit	(9)	1	(6)
Other comprehensive income (loss) on cash flow hedges	$ 18	$ (3)	$ 11

Other unrealized (losses) gains:
Net unrealized (losses) gains	-	(14)	8
Related federal income tax benefit (expense)	-	5	(3)
Other net unrealized (losses) gains	$ -	$ (9)	$ 5

Unrecognized amounts on pension plans:
Net unrecognized amounts	-	-	(12)
Related federal income tax benefit	-	-	4
Other comprehensive loss on unrecognized pension amounts	$ -	$ -	$ (8)

Total other comprehensive income (loss)	$ 578	$ 1,345	$ (1,274)

The adjustments to DAC and VOBA represent the changes in amortization of DAC and VOBA that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines.  The adjustment to future policy benefits and claims represents the increase in policy reserves from using a discount rate that would have been required had such unrealized amounts been realized and the proceeds reinvested at then current market interest rates, which were lower than the then current effective portfolio rate.

As of July 1, 2010, the adoption of FASB ASU 2010-11 resulted in a cumulative effect adjustment of $9 million, net of taxes, to retained earnings with a corresponding adjustment to AOCI, which is excluded from the table above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The adoption of guidance impacting FASB ASC 320-10, Investments – Debt and Equity Securities during 2009 resulted in a cumulative-effect adjustment of $250 million, net of taxes, to reclassify the non-credit component of previously recognized other-than-temporary impairment losses from the beginning balance of retained earnings to AOCI, which is excluded from the table above.

Adjustments for net realized gains and losses on the ineffective portion of cash flow hedges were immaterial during the years ended December 31, 2010, 2009 and 2008.

(17)	Employee Benefit Plans

The Company and certain affiliated companies participate in a qualified defined benefit pension plan (the Nationwide Retirement Plan or the NRP), several non-qualified defined benefit supplemental executive retirement plans, postretirement benefit plans (life and health care), and the Nationwide Savings Plan 401(k), all sponsored by NMIC.  Effective January 30, 2008, NMIC merged the NLICA Retirement Plan into the NRP.

The NRP covers all employees of participating employers who have completed at least one year of service and who are at least 21 years of age. Plan assets are invested in a third-party trust and group annuity contracts issued by NLIC.  All participants are eligible for benefits based on an account balance formula.  However, participants hired prior to 2002 are eligible for benefits based on the highest average annual salary of a specified number of consecutive years of the last ten years of service, if such benefits are of greater value than the account balance feature.

Effective January 1, 2010, NMIC amended the NRP to eliminate the company-paid early retirement enhancement (an additional benefit for associates retiring between ages 55 and 65), which is part of the final average pay formula and to stop pay credits under the account balance formula for participants eligible for the account balance formula.  An affected associate’s benefits, however, will not be less than the NRP benefit he or she accrued as of December 31, 2009, under the greater of the final average pay formula or the account balance formula.

The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work benefits the Company.  In addition, separate non-qualified defined benefit pension plans sponsored by NMIC cover certain executives with at least one year of service.  The Company’s portion of expense relating to these plans was $4 million, $11 million, and $5 million for the years ended December 31, 2010, 2009 and 2008, respectively.  The 2008 expense includes a gain of $5 million due to the merger of the NLICA Retirement Plan into the NRP.

See Note 18 for more information on group annuity contracts issued by the Company for various employee benefit plans sponsored by NMIC or its affiliates.

In addition to the NRP, the Company and certain affiliated companies participate in life and health care benefit plans sponsored by NMIC for qualifying retirees.  Contributory post-retirement life and health care benefits are generally available to associates, hired prior to and continuously employed since June 1, 2000, for health care benefits, and prior to December 31, 1994, for life benefits, who have attained age 55, and have accumulated 15 years of service with the Company.  The associate subsidy for the post-retirement death benefit was capped beginning in 2007. Employer subsidies for retiree life insurance ended as of December 31, 2008. No future employer contributions are anticipated for retiree life insurance and settlement accounting was applied during 2008. Post-retirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and co-insurance. In addition, there are caps on the Company’s contribution to the cost of the post-retirement health care benefits. The Company does not receive a Medicare Part D subsidy from the government. The Company’s policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested in a group annuity contract issued by NLIC and a third-party trust.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

On September 3, 2009, NMIC announced changes to the post-retirement health care benefits available under the health care defined benefit plans. On December 31, 2009, each eligible associate’s current cost-sharing percentage was fixed and, following this date, Company contributions towards the cost of post-retirement health care coverage for eligible associates will be based only on service through December 31, 2009. This modification does not impact former associates receiving Nationwide-sponsored retiree health care benefits prior to January 1, 2010. Additionally, effective January 1, 2010, all associates not considered to be highly compensated employees, as defined by IRC 414, became eligible to receive an annual retiree health care credit up to a maximum of $1,000 per year, not to exceed a maximum lifetime benefit amount of $25,000, which includes any years of cost-sharing service earned by December 31, 2009. The credit is equal to one-third of otherwise unmatched Health Savings Account contributions and/or Nationwide Savings Plan (NSP) 401(a) contributions. No contributions will be made by NMIC if the associate does not make eligible contributions.

The Company’s portion of expense relating to these plans was immaterial for the years ended December 31, 2010, 2009 and 2008.

Defined Contribution Plans

NMIC sponsors the NSP, a defined contribution retirement savings plan (a 401(k) plan) covering substantially all of the Company’s associates.  Associates may make salary deferral contributions of up to 80%.  Salary deferrals of up to 6% are subject to a 50% Company match.  In addition, NMIC sponsors the NLICA Producer’s Pension Plan, a defined contribution money purchase plan, covering statutory employees of NLICA.  However, this plan has no active participants, and is in the process of being terminated.  The Company’s expense for contributions to these plans was $7 million, $9 million, and $6 million for the years ended December 31, 2010, 2009 and 2008, respectively.

(18)	Related Party Transactions

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations.  These include annuity and life insurance contracts, office space leases, and agreements related to reinsurance, cost sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing.  Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, the number of full-time employees, commission expense and other methods agreed to by the participating companies.

In addition, Nationwide Services Company, LLC (NSC), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed.  For the years ended December 31, 2010, 2009 and 2008, the Company made payments to NMIC and NSC totaling $250 million, $241 million, and $285 million, respectively.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates.  Total account values of these contracts were $3.0 billion and $3.1 billion as of December 31, 2010 and 2009, respectively.  Total revenues from these contracts were $139 million, $143 million and $138 million for the years ended December 31, 2010, 2009 and 2008, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees.  Total interest credited to the account balances was $115 million, $116 million, and $116 million for the years ended December 31, 2010, 2009 and 2008, respectively.  The terms of these contracts are consistent in all material respects with what the Company offers to unaffiliated parties.

The Company leases office space from NMIC.  For the years ended December 31, 2010, 2009 and 2008, the Company made lease payments to NMIC of $20 million, $21 million, and $22 million, respectively.  In addition, the Company leases office space to an affiliate of NMIC.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

NLIC has a reinsurance agreement with NMIC whereby all of NLIC’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis.  Either party may terminate the agreement on January 1 of any year with prior notice.  Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer.  Under the terms of NLIC’s agreements, the investment risk associated with changes in interest rates is borne by the reinsurer.  The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder.  The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties.  Revenues ceded to NMIC for the years ended December 31, 2010, 2009 and 2008 were $209 million, $177 million, and $202 million, respectively, while benefits, claims and expenses ceded during these years were $241 million, $196 million, and $219 million, respectively.

Funds of Nationwide Funds Group (NFG), an affiliate, are offered to the Company’s customers as investment options in certain of the Company’s products.  As of December 31, 2010, 2009 and 2008, customer allocations to NFG funds totaled $30.5 billion, $23.7 billion and $18.1 billion, respectively.  For the years ended December 31, 2010, 2009, and 2008, NFG paid the Company $103 million, $79 million, and $77 million, respectively, for the distribution and servicing of these funds.

The Company and various affiliates have agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants.  Amounts on deposit with NCMC for the benefit of the Company were $762 million and $919 million as of December 31, 2010 and 2009, respectively, and are included in short-term investments on the consolidated balance sheets.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS.  Total commissions and fees paid to these affiliates for the years ended December 31, 2010, 2009 and 2008 were $61 million, $48 million, and $53 million, respectively.

An affiliate of the Company is currently developing a browser-based policy administration and online brokerage software application for defined benefit plans.  In connection with the development of this application, the Company made net payments, which were expensed, to that affiliate related to development totaling $13 million, $11 million, and $11 million for the years ended December 31, 2010, 2009 and 2008, respectively.

Refer to Note 13 for discussion of variable funding surplus note between Olentangy Reinsurance, LLC and Nationwide Corporation.

The Company entered into a note purchase agreement with an affiliate on November 17, 2006 to purchase $25 million of the affiliate’s 5.6% senior notes due November 16, 2016.  The notes are secured by certain pledged mortgage servicing rights.  The note is payable in seven equal principal installments of $4 million, which began November 6, 2010.  Interest is payable semi-annually on each May 16 and November 16.

Through September 30, 2002, the Company filed a consolidated federal income tax return with NMIC, as discussed in more detail in Note 14.  Effective October 1, 2002, NLIC began filing a consolidated federal income tax return with NLAIC.  No payments to (from) NMIC were made for the year ended December 31, 2010. Total payments to (from) NMIC were $4 million and ($23) million during the years ended December 31, 2009 and 2008, respectively.  These payments related to tax years prior to deconsolidation.

During 2009, NLIC received a $20 million capital contribution from NFS.

During 2010 and 2009, NLIC did not pay dividends to NFS.  In 2008 NLIC paid dividends to NFS totaling $461 million.

During 2010 and 2009, the Company sold, at fair value, commercial mortgage loans with a carrying value of $117 million and $273 million, respectively, to NMIC.  The sale resulted in a net realized loss of $21 million and $34 million in 2010 and 2009, respectively to the Company.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

During 2009, the Company sold private equity investments to NMIC for $61 million.  The private equity investments were carried and sold at fair value.  No gain or loss was recognized on the sale.

(19)	Contingencies

Legal and Regulatory Matters

The Company is a subject to legal and regulatory proceedings in the ordinary course of its business. The Company’s legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates.  The Company’s litigation and regulatory matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted.  Regulatory proceedings also could affect the outcome of one or more of the Company’s litigations matters.  Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty.  Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages.  In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period.  In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available.  Management believes, however, that based on their currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company’s consolidated financial position.  Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company’s consolidated financial position or results of operations in a particular quarter or annual period.

The financial services industry has been the subject of increasing scrutiny on a broad range of issues by regulators and legislators. The Company and/or its affiliates have been contacted by, self reported or received subpoenas from state and federal regulatory agencies and other governmental bodies, state securities law regulators and state attorneys general for information relating to, among other things, compensation, revenue sharing and bidding arrangements, market-timing, anti-competitive activities, unsuitable sales or replacement practices, fee arrangements in retirement plans, and the use of side agreements and finite reinsurance agreements.  The Company is cooperating with regulators in connection with these inquiries and will cooperate with NMIC in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.

A promotional and marketing arrangement associated with the Company’s offering of a retirement plan product and related services in Alabama was investigated by the Alabama Attorney General, which assumed the investigation from the Alabama Securities Commission.  On October 27, 2010, the State Attorney General announced a settlement agreement, subject to court approval, between the Company and the State of Alabama, the Alabama Department of Insurance, the Alabama Securities Commission, and the Alabama State Personnel Board.  If the court approves the settlement agreement, the Company currently expects that the settlement will not have a material adverse impact on its consolidated financial position.  It is not possible to predict what effect, if any, the settlement may have on the Company's retirement plan operations with respect to promotional and marketing arrangements in general in the future.

On September 10, 2009, Nationwide Retirement Solutions, Inc. (NRS) was named in a lawsuit filed in the Circuit Court for Montgomery County, Alabama entitled Twanna Brown, Individually and on behalf of all other persons in Alabama who are similarly situated, v Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc., Edwin “Mac” McArthur, Steve Walkley, Glenn Parker, Ulysses Lavender, Diana McLain, Randy Hebson, and Robert Wagstaff; and Unknown Defendants A-Z.  On February 17, 2010, Brown filed an Amended Complaint alleging in Count One, that all the defendants were involved in a civil conspiracy and seeks to recover actual damages, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. In Count Two, although NRS is not named, it is alleged that the remaining defendants breached their fiduciary duties and seeks actual damages, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. In Count Three, although NRS is not named, the plaintiff seeks declaratory relief that the individual defendants breached their

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

fiduciary duties, seeks injunctive relief permanently removing said defendants from their respective offices in the Alabama State Employees Association (ASEA) and PEBCO and costs and attorneys fees. In Count Four, it alleges that any money Nationwide paid belonged exclusively to ASEA for the use and benefit of its membership at large and not for the personal benefit of the individual defendants. Plaintiff seeks to recover actual damages from the individual defendants, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. On March 3, 2010, the Company filed a motion to dismiss the amendment to the complaint.  On October 17, 2010, the plaintiff filed motions to intervene in Nationwide Retirement Solutions, Inc. v. Alabama State Personnel Board, PEBCO, Inc. and Alabama State Employees Association and also in Coker, et. al. v. NLIC, et. al.  The Company continues to defend this case vigorously.

On November 20, 2007, NRS and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z.  On March 12, 2010, NRS and NLIC were named in a Second Amended Class Action Complaint filed in the Circuit Court of Jefferson County, Alabama entitled Steven E. Coker, Sandra H. Turner, David N. Lichtenstein and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc, Alabama State Employees Association, Inc., PEBCO, Inc. and Fictitious Defendants A to Z claiming to represent a class of all participants in the ASEA Plan, excluding members of the Deferred Compensation Committee, ASEA's directors, officers and board members, and PEBCO’s directors, officers and board members. The class period is from November 20, 2001 to the date of trial.  In the second amended class action complaint, the plaintiffs allege breach of fiduciary duty, wantonness and breach of contract. The second amended class action complaint seeks a disgorgement of amounts paid, compensatory damages and punitive damages, plus interest, attorneys' fees and costs and such other equitable and legal relief to which plaintiffs and class members may be entitled.  On April 2, 2010, NRS and NLIC filed an answer.  On June 4, 2010, the plaintiffs filed a motion for class certification.  On July 8, 2010, the defendants filed their briefs in opposition to plaintiffs' motion for class certification.  On October 17, 2010, Twanna Brown filed a motion to intervene in this case.  On October 22, 2010, the parties to this action have executed a stipulation of settlement that agrees to certify a class for settlement purposes only, that provides for payments to the settlement class, and that provides for releases, certain bar orders, and dismissal of the case, subject to the Circuit Courts' approval. After a hearing on November 5, 2010, on November 9, 2010, the Court denied Brown’s motion to intervene. On November 13, 2010, the Court issued a Preliminary Approval Order and held a Settlement Fairness Hearing on January 26, 2011. On November 22, 2010, Brown filed a Notice of Appeal with the Supreme Court of Alabama, appealing the Preliminary Approval Order. On January 25, 2011, the Alabama Supreme Court dismissed the appeal. Class notices were sent out on November 24, 2010. On December 3, 2010, Brown filed a motion with the trial court to stay this case. On December 22, 2010, Brown filed with the Alabama Supreme Court, a motion to stay all further Gwin trial court proceedings until Ms. Brown's appeal of the certification order is decided. On January 25, 2011, the Alabama Supreme Court denied Brown’s motion to stay.  NRS and NLIC continue to defend this case vigorously.

On July 11, 2007, NLIC was named in a lawsuit filed in the United States District Court for the Western District of Washington at Tacoma entitled Jerre Daniels-Hall and David Hamblen, Individually and on behalf of All Others Similarly Situated v. National Education Association, NEA Member Benefits Corporation, Nationwide Life Insurance Company, Security Benefit Life Insurance Company, Security Benefit Group, Inc., Security Distributors, Inc., et. al.  The plaintiffs seek to represent a class of all current or former National Education Association (NEA) members who participated in the NEA Valuebuilder 403(b) program at any time between January 1, 1991 and the present (and their heirs and/or beneficiaries).  The plaintiffs allege that the defendants violated the Employee Retirement Income Security Act of 1974, as amended (ERISA) by failing to prudently and loyally manage plan assets, by failing to provide complete and accurate information, by engaging in prohibited transactions, and by breaching their fiduciary duties when they failed to prevent other fiduciaries from breaching their fiduciary duties.  The complaint seeks to have the defendants restore all losses to the plan, restoration of plan assets and profits to participants, disgorgement of endorsement fees, disgorgement of service fee payments, disgorgement of excessive fees charged to plan participants, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees.  On May 23, 2008, the Court granted the defendants’ motion to dismiss.  On June 19, 2008, the plaintiffs filed a notice of appeal.  On December 20, 2010, the 9th Circuit Court of Appeals affirmed the dismissal of this case.  NLIC continues to defend this lawsuit vigorously.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company.  In the plaintiffs' sixth amended complaint, filed November 18, 2009, they amended the list of named plaintiffs and claim to represent a class of qualified retirement plan trustees under ERISA that purchased variable annuities from NLIC.  The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds.  The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees.  On November 6, 2009, the Court granted the plaintiffs’ motion for class certification and certified a class of “All trustees of all employee pension benefit plans covered by ERISA which had variable annuity contracts with NFS and NLIC or whose participants had individual variable annuity contracts with NFS and NLIC at any time from January 1, 1996, or the first date NFS and NLIC began receiving payments from mutual funds based on a percentage of assets invested in the funds by NFS and NLIC, whichever came first, to the date of November 6, 2009”.  On November 23, 2009, NFS and NLIC filed a rule 23(f) petition asking the Second Circuit Court of Appeals to hear an appeal of the District Court's order granting class certification. On December 2, 2009, NFS and NLIC filed an answer to the sixth amended complaint and a third amended counterclaim.  On January 29, 2010, the Companies filed a motion for class certification against the four named plaintiffs, as trustees of their respective retirement plans and against the trustees of other ERISA retirement plans who become members of the class certified in this lawsuit, for breach of fiduciary duty to the plans because the trustees approved and accepted the advantages of the allegedly unlawful “revenue sharing” payments.  On July 23, 2010, the District Court denied the Companies’ motion for class certification and dismissed the counterclaim.  On August 6, 2010, the Companies filed a motion for reconsideration of the ruling on the motion for certification of counterclaim defendants’ class certification order and also filed a motion for leave to amend the answer to the plaintiffs’ sixth amended complaint and third amended counterclaim.  These motions were denied on November 8, 2010. On October 20, 2010, the Second Circuit Court of Appeals granted NLIC’s 23(f) petition agreeing to hear an appeal of the District Court’s order granting class certification.  On October 21, 2010, the Court dismissed NFS from the lawsuit.  On October 27, 2010, the District Court stayed the underlying action pending a decision from the Second Circuit Court of Appeals.  NFS and NLIC continue to defend this lawsuit vigorously.

On May 14, 2010, NLIC was named in a lawsuit filed in the Western District of New York entitled Sandra L. Meidenbauer, on behalf of herself and all others similarly situated v. Nationwide Life Insurance Company.  The plaintiff claims to represent a class of all individuals who purchased a variable life insurance policy from NLIC during an unspecified period. The complaint claims breach of contract, alleging that NLIC charged excessive monthly deductions and costs of insurance resulting in reduced policy values and, in some cases, premature lapsing of policies. The complaint seeks reimbursement of excessive charges, costs, interest, attorney's fees, and other relief. NLIC filed a motion to dismiss the complaint on July 23, 2010. NLIC filed a motion to disqualify the proposed class representative on August 27, 2010. Plaintiff filed a motion to amend the complaint on September 17, 2010, and NLIC filed an opposition to the motion to amend on November 2, 2010. Those motions have been fully briefed. NLIC continues to vigorously defend this case.

On October 22, 2010, NRS was named in a lawsuit filed in the United States District Court, Middle District of Florida, Orlando Division entitled Camille McCullough, and Melanie Monroe, Individually and on behalf of all others similarly situated v. National Association of Counties, NACo Research Foundation, NACo Financial Services Corp., NACo Financial Center, and Nationwide Retirement Solutions, Inc.  The Plaintiffs’ First Amended Class Action Complaint and Demand for Jury Trial was filed on February 18, 2011.  If the Court determines that the Plan is governed by ERISA, then Plaintiffs seek to represent a class of “All natural persons in the United States who are currently employed or previously were employed at any point during the six years preceding the date Plaintiffs filed their Original Class Action Complaint, by a government entity that is or was a member of the National Association of Counties, and who participate or participated in the Section 457 Deferred Compensation Plan for Public Employees endorsed by the National Association of Counties and administered by Nationwide Retirement Solutions, Inc.”  If the Court determines that the Plan is not governed by ERISA, then the Plaintiffs seek to represent a class of “All natural persons in the United States who are currently employed or previously were employed at any point during the four years preceding the date Plaintiffs filed their Original Class Action Complaint, by a government entity that is or was a member of the National Association of Counties, and who participate or participated in a Section 457 Deferred Compensation Plan for Public Employees endorsed by the National Association of Counties and administered by Nationwide Retirement Solutions, Inc.”  The First Amended Complaint alleges ERISA Violation, Breach of Fiduciary Duty -

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

NACo, Aiding and Abetting Breach of Fiduciary Duty - Nationwide, Breach of Fiduciary Duty - Nationwide, and Aiding and Abetting Breach of Fiduciary Duty - NACo. The First Amended Complaint asks for actual damages, lost profits, lost opportunity costs, restitution, and/or other injunctive or other relief, including without limitation (a) ordering Nationwide and NACo to restore all plan losses, (b) ordering Nationwide to refund all fees associated with Nationwide’s Plan to Plaintiffs and Class members, (c) ordering NACo and Nationwide to pay the expenses and losses incurred by Plaintiffs and/or any Class member as a proximate result of Defendants’ breaches of fiduciary duty, (d) forcing NACo to forfeit the fees that NACo received from Nationwide for promoting and endorsing its Plan and disgorging all profits, benefits, and other compensation obtained by NACo from its wrongful conduct, and (e) awarding Plaintiff and Class members their reasonable and necessary attorney’s fees and cost incurred in connection with this suit, punitive damages, and pre-judgment and post judgment interest, at the highest rates allowed by law, on the damages awarded. The Company intends to defend this case vigorously.

Tax Matters

The separate account dividends received deduction (DRD) is a significant component of the Company’s federal income tax provision.  On August 16, 2007, the IRS issued Revenue Ruling 2007-54.  This ruling took a position with respect to the DRD that could have significantly reduced the Company’s DRD.  The Company believes that the position taken by the IRS in the ruling was contrary to existing law and the relevant legislative history.

In Revenue Ruling 2007-61, released September 25, 2007, the IRS and the U.S. Department of the Treasury suspended Revenue Ruling 2007-54 and informed taxpayers of their intention to address certain issues in connection with the DRD in future tax regulations. Final tax regulations could impact the Company’s DRD in periods subsequent to their effective date.

The IRS recently completed an audit of the Company’s tax years 2003 through 2005. As a result of this audit, the Company received a Revenue Agent’s Report (RAR) and 30-Day Letter (requiring payment of additional tax due or the preparation of protest to start the appeals process) from the IRS in July 2009.  The RAR includes an adjustment to reduce the Company’s DRD for the above tax years resulting in additional tax due of $151 million. The Company is still at appeals on this issue  and believes that it will ultimately prevail based on technical merits.

(20) Guarantees

Since 2002, the Company has sold $747 million of credit enhanced equity interests in LIHTC Funds to unrelated third parties.  The Company has guaranteed cumulative after-tax yields to the third party investors ranging from 3.75% to 7.75% over periods ending between 2002 and 2025.  As of December 31, 2010 and 2009, the Company held guarantee reserves totaling $6 million and $6 million, respectively, on these transactions.  These guarantees are in effect for periods of approximately 15 years each.  The LIHTC Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital.  If the tax benefits are not sufficient to provide these cumulative after-tax yields, then the Company must fund any shortfall, which is mitigated by stabilization collateral set aside by the Company at the inception of the transactions.  The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $908 million.  The Company does not anticipate making any material payments related to these guarantees.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

As of December 31, 2010, the Company did not hold any material stabilization reserves as collateral for certain properties owned by the LIHTC Funds, as the LIHTC Funds have met all of the criteria necessary to generate tax credits.  Such criteria include completion of construction and the leasing of each unit to a qualified tenant, among others.  Properties meeting the necessary criteria are considered to have “stabilized.”  The properties are evaluated regularly, and the collateral is released when stabilized.  During 2010, the stabilization reserve was not increased materially and no portion was released into income.  In 2009, $1 million of the stabilization reserve was released into income.

To the extent there are cash deficits in any specific property owned by the LIHTC Funds, property reserves, property operating guarantees and reserves held by the LIHTC Funds are exhausted before the Company is required to perform under its guarantees.  To the extent the Company is ever required to perform under its guarantees, it may recover any such funding out of the cash flow distributed from the sale of the underlying properties of the LIHTC Funds.  This cash flow distribution would be paid to the Company prior to any cash flow distributions to unrelated third party investors.

(21) Variable Interest Entities

In the normal course of business, the Company has relationships with VIEs.  The Company considers many factors when determining whether it is (or is not) the primary beneficiary of a VIE.  There is a review of the entity’s contract and other deal related information, such as 1) the entity's equity investment at risk, decision-making abilities, obligations to absorb economic risks and right to receive economic rewards of the entity, 2) whether the contractual or ownership interest in the entity changes with the change in fair value of the entity, and 3) the extent to which, through the variable interest, the Company has the power to direct the activities that most significantly impacts the entity’s performance and the obligation to absorb losses of the entity that could potentially be significant to the entity or the right to receive benefits from the entity that could potentially be significant to the entity.

The Company was not required and does not intend to provide financial or other support outside previous contractual requirements to any VIE.

Low-Income-Housing Tax Credit Funds

The Company provides guarantees to limited partners related to the amount of tax credits that will be generated LIHTC Funds.  The results of operations and financial position of each VIE of which the Company is the primary beneficiary are consolidated along with corresponding noncontrolling interest in the accompanying consolidated financial statements.

The Company had relationships with 22 and 19 LIHTC Funds that are considered VIEs as of December 31, 2010 and December 31, 2009, respectively, where the Company was the primary beneficiary. Net assets of these consolidated VIEs were $355 million and $351 million as of December 31, 2010 and December 31, 2009, respectively, composed primarily of other long-term investments of $315 million and $314 million as of the same respective dates.

Two LIHTC Funds were consolidated as a result of the adoption of guidance under FASB ASC 810, Consolidation.  Previously, the Company was not deemed the primary beneficiary.  As the managing member of the LITHC funds, the Company has the power to direct the activities that most significantly impact the economic power of the entities and consolidated the funds.  The impact of consolidation was an increase to noncontrolling interest of $46 million.

The Company’s total loss exposure from consolidated VIEs was immaterial as of December 31, 2010 and December 31, 2009 (except for the impact of guarantees disclosed in Note 20 to the 2009 audited consolidated financial statements).  Creditors (or beneficial interest holders) of the consolidated VIEs have no recourse to the general credit of the Company.

These LIHTC Funds are financed through the sale of these funds into the secondary market.  The proceeds from these sales are used to participate in low-income housing projects that provide tax benefits to the investors.

In addition to the consolidated VIEs described above, the Company holds variable interests in other LIHTC Funds that qualify as VIEs where the Company is not the primary beneficiary.  The carrying amount of these unconsolidated VIEs was $157

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

million and $110 million as of December 31, 2010 and December 31, 2009, respectively.  The total exposure to loss on these unconsolidated VIEs was $218 million and $123 million as of December 31, 2010 and December 31, 2009, respectively.  The total exposure to loss is determined by adding any unfunded commitments to the carrying amount of the VIEs.

Fixed Maturity Securities

The Company invests in fixed maturity securities that could qualify as VIEs, including corporate securities, mortgage-backed securities, and asset-backed securities.  The Company is not the primary beneficiary of these securities as the Company does not have the power to direct the activities that most significantly impacts the entities’ performances.  The Company’s maximum exposure to loss is limited to the carrying values of these securities.  There are no liquidity arrangements, guarantees or other commitments by third parties that affect the fair value of the Company’s interest in these assets.  Refer to Note 5 for additional disclosures related to these investments.

(22)	Segment Information

Management views the Company’s business primarily based on its underlying products and uses this basis to define its four reportable segments:  Individual Investments, Retirement Plans, Individual Protection, and Corporate and Other.

The primary segment profitability measure that management uses is pre-tax operating earnings (loss), which is calculated by adjusting income from continuing operations before federal income taxes and discontinued operations to exclude: (1) net realized investment gains and losses, except for operating items (periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment, trading portfolio realized gains and losses, trading portfolio valuation changes, net realized gains and losses related to hedges on GMDB contracts and securitizations); (2) other-than-temporary impairment losses; (3) the adjustment to amortization of DAC and VOBA related to net realized investment gains and losses; and (4) net loss attributable to noncontrolling interest.

Individual Investments

The Individual Investments segment consists of individual annuity products marketed under the Nationwide DestinationSM and other Nationwide-specific or private label brands.  Deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life.  In addition, deferred variable annuity contracts provide the customer with access to a wide range of investment options and asset protection features, while deferred fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods. Immediate annuities differ from deferred annuities in that the initial premium is exchanged for a stream of income for a certain period or for the owner’s lifetime without future access to the original investment.  Portfolio income insurance is a form of deferred annuity that provides the income protection features common to today’s variable annuities to owners of specific managed account investments whose assets are outside of the annuity product.  The majority of assets and recent sales for the Individual Investments segment consist of deferred variable annuities.

Retirement Plans

The Retirement Plans segment is comprised of the Company’s private and public sector retirement plans business.  The private sector primarily includes Internal Revenue Code (IRC) Section 401 fixed and variable group annuity business, and the public sector primarily includes IRC Section 457 and Section 401(a) business in the form of full-service arrangements that provide plan administration and fixed and variable group annuities as well as administration-only business.

Individual Protection

The Individual Protection segment consists of life insurance products, including individual variable, COLI and BOLI products; traditional life insurance products; and universal life insurance products.  Life insurance products provide a death benefit and generally allow the customer to build cash value on a tax-advantaged basis.

Corporate and Other

The Corporate and Other segment includes the MTN program; structured products business; non-operating realized gains and losses and related amortization, including mark-to-market adjustments on embedded derivatives, net of economic hedges, related to products with living benefits; other-than-temporary impairment losses, and other revenues and expenses not allocated to other segments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following tables summarize the Company’s business segment operating results for the years ended December 31:

	Individual	Retirement	Individual	Corporate
(in millions)	Investments	Plans	Protection	and Other	Total
2010
Revenues:
Policy charges	$ 646	$ 98	$ 652	$ 3	$ 1,399
Premiums	209	-	275	-	484
Net investment income	569	691	510	55	1,825
Non-operating net realized investment losses1	-	-	-	(177)	(177)
Other-than-temporary impairment losses	-	-	-	(220)	(220)
Other income2	(82)	-	-	25	(57)
Total revenues	$ 1,342	$ 789	$ 1,437	$ (314)	$ 3,254

Benefits and expenses:
Interest credited to policyholder accounts	$ 391	$ 424	$ 199	$ 42	$ 1,056
Benefits and claims	354	-	524	(5)	873
Policyholder dividends	-	-	78	-	78
Amortization of DAC	231	30	184	(49)	396
Amortization of VOBA and other intangible assets	1	-	19	(2)	18
Interest expense	-	-	-	55	55
Other operating expenses	180	143	172	79	574
Total benefits and expenses	$ 1,157	$ 597	$ 1,176	$ 120	$ 3,050

Income (loss) from continuing operations before
federal income tax expense (benefit)	$ 185	$ 192	$ 261	$ (434)	$ 204
Less: non-operating net realized investment losses1	-	-	-	177
Less: non-operating net other-than-temporary impairment losses	-	-	-	220
Less: adjustment to amortization related to net realized investment gains and losses
	-	-	-	(59)
Less: net loss attributable to noncontrolling interest	-	-	-	60
Pre-tax operating earnings (loss)	$ 185	$ 192	$ 261	$ (36)

Assets as of year end	$ 53,113	$ 25,599	$ 22,874	$ 5,811	$ 107,397

_________

1
Excluding operating items (periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to hedges on GMDB contracts and securitizations).

2	Includes operating items discussed above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

	Individual	Retirement	Individual	Corporate
(in millions)	Investments	Plans	Protection	and Other	Total
2009
Revenues:
Policy charges	$ 522	$ 93	$ 634	$ (4)	$ 1,245
Premiums	191	-	279	-	470
Net investment income	562	679	492	146	1,879
Non-operating net realized investment gains1	-	-	-	619	619
Other-than-temporary impairment losses	-	-	-	(575)	(575)
Other income2	(168)	-	-	(1)	(169)
Total revenues	$ 1,107	$ 772	$ 1,405	$ 185	$ 3,469

Benefits and expenses:
Interest credited to policyholder accounts	$ 394	$ 433	$ 201	$ 72	$ 1,100
Benefits and claims	247	-	538	27	812
Policyholder dividends	-	-	87	-	87
Amortization of DAC	(1)	45	158	264	466
Amortization of VOBA and other intangible assets	1	9	45	8	63
Interest expense	-	-	-	55	55
Other operating expenses	178	149	184	68	579
Total benefits and expenses	$ 819	$ 636	$ 1,213	$ 494	$ 3,162

Income (loss) from continuing operations before
federal income tax expense (benefit)	$ 288	$ 136	$ 192	$ (309)	$ 307
Less: non-operating net realized investment gains1	-	-	-	(619)
Less: non-operating net other-than-temporary impairment losses	-	-	-	575
Less: adjustment to amortization related to net realized investment gains and losses
	-	-	-	297
Less: net loss attributable to noncontrolling interest	-	-	-	52
Pre-tax operating earnings (loss)	$ 288	$ 136	$ 192	$ (4)

Assets as of year end	$ 48,891	$ 25,035	$ 22,115	$ 2,948	$ 98,989

__________

1
Excluding operating items (periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to hedges on GMDB contracts and securitizations).

2	Includes operating items discussed above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

	Individual	Retirement	Individual	Corporate
(in millions)	Investments	Plans	Protection	and Other	Total
2008
Revenues:
Policy charges	$ 603	$ 120	$ 618	$ -	$ 1,341
Premiums	120	-	274	-	394
Net investment income	530	651	486	198	1,865
Non-operating net realized investment losses1	-	-	-	(387)	(387)
Other-than-temporary impairment losses	-	-	-	(1,131)	(1,131)
Other income2	110	1	-	(76)	35
Total revenues	$ 1,363	$ 772	$ 1,378	$ (1,396)	$ 2,117

Benefits and expenses:
Interest credited to policyholder accounts	$ 379	$ 436	$ 196	$ 162	$ 1,173
Benefits and claims	379	-	489	(12)	856
Policyholder dividends	-	-	93	-	93
Amortization of DAC	648	41	130	(127)	692
Amortization of VOBA and other intangible assets	8	1	22	-	31
Interest expense	-	-	-	62	62
Other operating expenses	189	152	193	97	631
Total benefits and expenses	$ 1,603	$ 630	$ 1,123	$ 182	$ 3,538

Income (loss) from continuing operations before
federal income tax expense (benefit)	$ (240)	$ 142	$ 255	$ (1,578)	$ (1,421)
Less: non-operating net realized investment losses1	-	-	-	387
Less: non-operating net other-than-temporary impairment losses	-	-	-	1,131
Less: adjustment to amortization related to net realized investment gains and losses
	-	-	-	(139)
Less: net loss attributable to noncontrolling interest	-	-	-	72
Pre-tax operating earnings (loss)	$ (240)	$ 142	$ 255	$ (127)

Assets as of year end	$ 42,508	$ 22,498	$ 20,360	$ 6,438	$ 91,804

__________

1
Excluding periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to hedges on GMDB contracts and securitizations.

2	Includes operating items discussed above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I                   Consolidated Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2010 (in millions)

Column A	Column B	Column C	Column D
			Amount at
			which shown
			in the
		Fair	consolidated
Type of investment	Cost	value	balance sheet

Fixed maturity securities available-for-sale:
Bonds:
U.S. Treasury securities and obligations of U.S. Government
corporations and agencies	$ 497	$ 584	$ 584
Obligations of states and political subdivisions	1,410	1,377	1,377
Debt securities issued by foreign governments	110	123	123
Public utilities	2,492	2,655	2,655
All other corporate	21,104	21,695	21,695
Total fixed maturity securities available-for-sale	$ 25,613	$ 26,434	$ 26,434
Equity securities available-for-sale:
Common stocks:
Banks, trusts and insurance companies	$ 23	$ 24	$ 24
Industrial, miscellaneous and all other	3	4	4
Nonredeemable preferred stocks	13	14	14
Total equity securities available-for-sale	$ 39	$ 42	$ 42
Trading assets	49	45	45
Mortgage loans, net	6,211		6,125
Policy loans	1,088		1,088
Other long-term investments	513		513
Short-term investments, including amounts managed by a related party	1,062		1,062
Total investments	$ 34,575		$ 35,309

__________

1 Difference from Column B primarily is attributable to valuation allowances due to impairments on mortgage loans (see Note 5 to the audited consolidated financial statements), hedges and commitment hedges on mortgage loans.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III                           Supplementary Insurance Information

As of December 31, 2010, 2009 and 2008 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
	Deferred	Future policy
	policy	benefits, losses,		Other policy
	acquisition	claims and	Unearned	claims and	Premium
Year: Segment	costs	loss expenses	premiums1	benefits payable1	revenue
2010
Individual Investments	$ 2,126	$ 10,541			$ 209
Retirement Plans	269	11,874			-
Individual Protection	1,795	9,163			275
Corporate and Other	(217)	1,098			-
Total	$ 3,973	$ 32,676			$ 484
2009
Individual Investments	$ 1,911	$ 10,871			$ 191
Retirement Plans	271	11,703			-
Individual Protection	1,770	8,745			279
Corporate and Other	31	1,831
Total	$ 3,983	$ 33,150			$ 470
2008
Individual Investments	$ 1,883	$ 12,477			$ 120
Retirement Plans	290	11,498			-
Individual Protection	1,735	8,351			274
Corporate and Other	616	3,389			-
Total	$ 4,524	$ 35,715			$ 394

Column A	Column G	Column H	Column I	Column J	Column K
	Net	Benefits, claims,	Amortization	Other
	investment	losses and	of deferred policy	operating	Premiums
Year: Segment	income2	settlement expenses	acquisition costs	expenses2	written
2010
Individual Investments	$ 569	$ 745	$ 231	$ 181
Retirement Plans	691	424	30	143
Individual Protection	510	801	184	191
Corporate and Other	55	37	(49)	132
Total	$ 1,825	$ 2,007	$ 396	$ 647
2009
Individual Investments	$ 562	$ 641	$ (1)	$ 179
Retirement Plans	679	433	45	158
Individual Protection	492	826	158	229
Corporate and Other	146	99	264	131
Total	$ 1,879	$ 1,999	$ 466	$ 697
2008
Individual Investments	$ 530	$ 758	$ 648	$ 197
Retirement Plans	651	436	41	153
Individual Protection	486	778	130	215
Corporate and Other	198	150	(127)	159
Total	$ 1,865	$ 2,122	$ 692	$ 724
________
1   Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
2
Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV                           Reinsurance

As of December 31, 2010, 2009 and 2008 and for each of the years then ended (dollars in millions)

Column A	Column B	Column C	Column D	Column E	Column F
					Percentage
		Ceded to	Assumed		of amount
	Gross	other	from other	Net	assumed
	amount	companies	companies	amount	to net

2010

Life insurance in force	$ 208,920	$ 64,755	$ 10	$ 144,175	-

Premiums:
Life insurance 1	$ 570	$ 88	$ 1	$ 483	0.2%
Accident and health insurance	238	241	4	1	NM
Total	$ 808	$ 329	$ 5	$ 484	1.0%

2009

Life insurance in force	$ 208,485	$ 76,136	$ 8	$ 132,357	-

Premiums:
Life insurance 1	$ 549	$ 80	$ -	$ 469	-
Accident and health insurance	212	223	12	1	NM
Total	$ 761	$ 303	$ 12	$ 470	2.6%

2008

Life insurance in force	$ 208,071	$ 75,092	$ 12	$ 132,991	-

Premiums:
Life insurance 1	$ 477	$ 84	$ 1	$ 394	0.3%
Accident and health insurance	183	209	26	-	NM
Total	$ 660	$ 293	$ 27	$ 394	6.9%

__________

1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V                           Valuation and Qualifying Accounts

Years ended December 31, 2010, 2009 and 2008 (in millions)

Column A	Column B	Column C		Column D	Column E
Charged
	Balance at	(credited) to	Charged to		Balance at
	beginning	costs and	other		end of
Description	of period	expenses	accounts	Deductions1	period

2010
Valuation allowances - mortgage loans on real estate	$ 77	$ 66	$ -	$ 47	$ 96

2009
Valuation allowances - mortgage loans on real estate	$ 42	$ 85	$ -	$ 50	$ 77

2008
Valuation allowances - mortgage loans on real estate	$ 25	$ 20	$ -	$ 3	$ 42

__________

1	Amounts represent transfers to real estate owned and recoveries.

PART C. OTHER INFORMATION

Item 24.                 Financial Statements and Exhibits

(a)	Financial Statements

Nationwide Variable Account-9:

Report of Independent Registered Accounting Firm.

Statement of Assets, Liabilities and Contract
Owners' Equity as of December 31, 2010 .

Statement of Operations for the year ended
December 31, 2010 .

Statements of Contract Owners' Equity for the years ended
December 31, 2010 and 2009 .

Notes to Financial Statements.

Nationwide Life Insurance Company and subsidiaries:

Report of Independent Registered Accounting Firm.

Consolidated Statements of Operations for the
years ended December 31, 2010 , 2009 and 2008 .

Consolidated Balance Sheets as of December
31, 2010 and 2009 .

Consolidated Statements of Changes in Equity
as of December 31, 2010 , 2009 and 2008 .

Consolidated Statements of Cash Flows for
the years ended December 31, 2010 , 2009 and 2008 .

Notes to Consolidated Financial Statements.

Financial Statement Schedules.

Item 24.                 (b) Exhibits

(1)
Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant - Filed previously with initial registration statement (File No. 333-28995) and is hereby incorporated by reference.

(2)	Not Applicable

(3)
Underwriting or Distribution of contracts between the Depositor and Principal Underwriter - Filed previously on April 26, 2000 with Post-Effective Amendment No. 2 to registration statement (File No. 333-79327) and hereby incorporated by reference.

(4)	The form of the variable annuity contract - Filed previously with Post-Effective Amendment No. 11 to registration statement (File No. 333-79327) and hereby incorporated by reference.

(5)	Variable Annuity Application - Filed previously with Post Effective Amendment No. 15 to registration statement (File No. 333-79327) and hereby incorporated by reference.

(6)	Depositor’s Certificate of Incorporation and By-Laws.

(a)
Amended Articles of Incorporation for Nationwide Life Insurance Company.  Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6a.htm" and hereby incorporated by reference.

(b)
Amended and Restated Code of Regulations of Nationwide Life Insurance Company.  Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6b.htm" and hereby incorporated by reference.

(c)
Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6c.htm" and hereby incorporated by reference.

(7)	Not Applicable

(8)
Fund Participation Agreements - The following Fund Participation Agreements were previously filed on July 17, 2007 with pre-effective amendment number 1 of registration statement (333-140608) under Exhibit 26(h), and are hereby incorporated by reference.

1.	Fund Participation Agreement with AIM Variable Insurance Funds, AIM Advisors, Inc., and AIM Distributors dated January 6, 2003, under document "aimfpa99h1.htm"

2.	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc. dated September 15, 2004, as amended, under document "amcentfpa99h2"

3.	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation dated January 27, 2000, as amended, under document "dreyfusfpa99h3.htm"

4.	Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp. dated April 1, 2006, as amended, under document "fedfpa99h4.htm"

5.
Fund Participation Agreement with Fidelity Variable Insurance Products Fund dated May 1, 1988, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V, under document "fidifpa99h5.htm"

6.
Amended and Restated Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. dated May 1, 2003; as amended, under document "frankfpa99h8.htm"

7.	Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series, dated December 31, 1999, under document "janusfpa99h9a.htm"

8.	Amended and Restated Fund Participation Agreement with MFS Variable Insurance Trust and Massachusetts Financial Services Company dated February 1, 2003, as amended, under document "mfsfpa99h11.htm"

9.	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust) dated May 2, 2005 , as amended, under document "nwfpa99h12a.htm"

10.
Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company, dated May 1, 2007 , as amended, under document "nwfpa99h12b.htm"

11.
Fund Participation Agreement with Neuberger Berman Advisers Management Trust/Lehman Brothers Advisers Management Trust (formerly, Neuberger Berman Advisers Management Trust) dated January 1, 2006, under document "neuberfpa99h13.htm"

12.	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007, under document "oppenfpa99h14.htm"

13.
Fund Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price Investment Services, Inc. dated October 1, 2002, as amended, under document "trowefpa99h15.htm"

14.
Fund Participation Agreement with The Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc., and Morgan Stanley Investment Management, Inc. dated February 1, 2002, as amended, under document "univfpa99h16.htm"

The following Fund Participation Agreements were previously filed on September 27, 2007 with pre-effective amendment number 3 of registration statement (333-137202) under Exhibit 26(h), and are hereby incorporated by reference.

15.
Amended and Restated Fund Participation Agreement with Alliance Capital Management L.P. and Alliance Bernstein Investment Research and Management, Inc., dated June 1, 2003, under document "alliancebernsteinfpa.htm".

16.	Fund Participation Agreement with Black Rock (formerly FAM Distributors, Inc. and FAM Variable Series Funds, Inc.) dated April 13, 2004, as amended, under document "blackrockfpa.htm"

17.	Fund Participation Agreement with PIMCO Variable Insurance Trust and PICO Funds Distributors, LLC, dated March 28, 2002, as amended, under document "pimcofpa.htm"

18.	Fund Participation Agreement with Putnam Variable Trust and Putnam Retail Management, L.P., dated February 1, 2002, under document "putnamfpa.htm".

19.	Fund Participation Agreement Van Eck Investment Trust, Van Eck Associates Corporation, Van Eck Securities Corporation dated September 1, 1989, as amended, as document "vaneckfpa.htm".

20.	Fund Participation Agreement with Wells Fargo Management, LLC, Stephens, Inc. dated November 15, 2004, as amended, under document "wellsfargofpa.htm".

The following Fund Participation Agreement was previously filed on April 22, 2008 with post-effective amendment number 21 of registration statement (033-60063) under Exhibit 24(b), and is hereby incorporated by reference.  For information regarding payments Nationwide receives from underlying mutual funds, please see the "Information on Underlying Mutual Fund Payments" section of the prospectus and/or the underlying mutual fund prospectuses.

21.	Fund Participation Agreement with Credit Suisse Asset Management, LLC, Provident Distributors, Inc. dated January 3, 2000, under document "creditsuissefpa.htm".

(9)	Opinion of Counsel - Filed previously on May 26, 1999 with initial registration statement (File No. 333-79327) and hereby incorporated by reference.

(10)	Consent of Independent Registered Public Accounting Firm - Attached hereto.

(11)	Not Applicable

(12)	Not Applicable

(99)	Power of Attorney - Attached hereto.

Item 25.	Directors and Officers of the Depositor

President and Chief Operating Officer and Director	Kirt A. Walker
Executive Vice President and Chief Legal and Governance Officer	Patricia R. Hatler
Executive Vice President-Administration	Terri L. Hill
Executive Vice President-Chief Human Resources Officer	Gale V. King
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Marketing and Strategy Officer	Matthew Jauchius
Executive Vice President-Finance	Lawrence A. Hilsheimer
Executive Vice President	Mark A. Pizzi
Executive Vice President and Director	Mark R. Thresher
Senior Vice President	Harry H. Hallowell
Senior Vice President-Associate Services	Robert J. Puccio
Senior Vice President-Business Transformation Office	Gregory S. Moran
Senior Vice President-Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President-Chief Risk Officer	Michael W. Mahaffey
Senior Vice President-CIO IT Infrastructure	Robert J. Dickson
Senior Vice President-Customer Insight/Analytic	Paul D. Ballew
Senior Vice President-Division General Counsel	Roger A. Craig
Senior Vice President-Division General Counsel	Thomas W. Dietrich
Senior Vice President-Division General Counsel	Sandra L. Neely
Senior Vice President-Corporate Relations	Jeffrey D. Rouch
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Individual Investments Business Head	Eric S. Henderson
Senior Vice President-Individual Protection Business Head and Director	Peter A. Golato
Senior Vice President-P&C Marketing	Gordon E. Hecker
Senior Vice President-CIO NF Systems	Susan Gueli
Senior Vice President, Chief Financial Officer - Property and Casualty	Michael P. Leach
Senior Vice President-Distribution and Sales	John L. Carter
Senior Vice President-President-NW Retirement Plans	Anne L. Arvia
Senior Vice President-President-Investment Management Group	Michael S. Spangler
Senior Vice President-Property and Casualty Commercial/Farm Product Pricing	W. Kim Austen
Senior Vice President-Marketing Services	Jennifer M. Hanley
Senior Vice President-President-NW Bank	J. Lynn Greenstein
Senior Vice President-Internal Audit	Kai V. Monahan
Senior Vice President-CIO Corp Apps/NBH/NW Bank	Mark A. Gaetano
Senior Vice President-CIO Corp Apps/NBH/NW Bank	Guruprasad C. Vasudeva
Senior Vice President-Nationwide Financial	Steven C. Power
Senior Vice President and Treasurer	David LePaul
Senior Vice President-Controller	James D. Benson
Senior Vice President-Field Operations IC	Jeff M. Rommel
Senior Vice President-NF Marketing	William J. Burke
Senior Vice President-PCIO Sales Support	Melissa D. Gutierrez
Senior Vice President-Chief Compliance Officer	Sandra L. Rich
Vice President - Corporate Governance and Secretary	Robert W. Horner, III
Director	Stephen S. Rasmussen

The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215

Item 26.                 Persons Controlled by or Under Common Control with the Depositor or Registrant.

*	Subsidiaries for which separate financial statements are filed
**	Subsidiaries included in the respective consolidated financial statements
***	Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries
****	Other subsidiaries

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
1492 Capital, LLC	Ohio		The company acts as an investment holding company.
AGMC Reinsurance, Ltd.	Turks & Caicos Islands		The company is in the business of reinsurance of mortgage guaranty risks.
ALLIED General Agency Company	Iowa		The company acts as a managing general agent and surplus lines broker for property and casualty insurance products.
ALLIED Group, Inc.	Iowa		The company is a property and casualty insurance holding company.
ALLIED Property and Casualty Insurance Company	Iowa		The company underwrites general property and casualty insurance.
ALLIED Texas Agency, Inc.	Texas		The company acts as a managing general agent to place personal and commercial automobile insurance with Colonial County Mutual Insurance Company for the independent agency companies.
AMCO Insurance Company	Iowa		The company underwrites general property and casualty insurance.
American Marine Underwriters, Inc.	Florida		The company is an underwriting manager for ocean cargo and hull insurance.
Atlantic Floridian Insurance Company	Ohio		The company writes personal lines residential property insurance in the State of Florida.
Freedom Specialty Insurance Company	Ohio		The company operates as a multi-line insurance company.
Audenstar Limited	England		The company is an investment holding company.
Champions of the Community, Inc.	Ohio		The company raises money to enable it to make gifts and grants to charitable organizations.
Colonial County Mutual Insurance Company*	Texas		The company underwrites non-standard automobile and motorcycle insurance and various other commercial liability coverages in Texas.
Crestbrook Insurance Company*	Ohio		The company is an Ohio-based multi-line insurance corporation that is authorized to write personal, automobile, homeowners and commercial insurance.
Depositors Insurance Company	Iowa		The company underwrites general property and casualty insurance.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
DVM Insurance Agency, Inc.	California		The company places pet insurance business not written by Veterinary Pet Insurance Company outside of California with National Casualty Company.
Farmland Mutual Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
Freedom Specialty Insurance Company	Ohio		The company operates as a multi-line insurance company.
Gates McDonald of Ohio Company , LLC *	Ohio		The company provides services to employers for managing workers’ and unemployment compensation matters and employee leave administration.
Gates, McDonald & Company of New York, Inc.	New York		The company provides workers’ compensation and self-insured claims administration services to employers with exposure in New York.
GatesMcDonald Health Plus , LLC .	Ohio		The company provides medical management and cost containment services to employers.
Insurance Intermediaries, Inc.	Ohio		The company is an insurance agency and provides commercial property and casualty brokerage services.
Life REO Holdings, LLC	Ohio		The company is an investment company.
Lone Star General Agency, Inc.	Texas		The company acts as general agent to market nonstandard automobile and motorcycle insurance for Colonial County Mutual Insurance Company.
National Casualty Company	Wisconsin		The company underwrites various property and casualty coverage, as well as some individual and group accident and health insurance.
National Casualty Company of America, Ltd.	England		This is a limited liability company organized for the purpose of carrying on the business of insurance, reinsurance, indemnity, and guarantee of various kinds. The company is currently inactive.
Nationwide Advantage Mortgage Company*	Iowa		The company makes residential mortgage loans.
Nationwide Affinity Insurance Company of America*	Ohio		The company is a property and casualty insurer that writes personal lines business.
Nationwide Agribusiness Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
Nationwide Arena, LLC*	Ohio		The purpose of the company is to develop Nationwide Arena and to engage in related development activity.
Nationwide Asset Management Holdings	England and Wales		The company operates as an investment holding company.
Nationwide Asset Management, LLC	Ohio		The company provides investment advisory services as a registered investment advisor to affiliated and non-affiliated clients.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Assurance Company	Wisconsin		The company underwrites non-standard automobile and motorcycle insurance.
Nationwide Bank*	United States
This is a federal savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners' Loan Act of 1933.

Nationwide Better Health Holding Company , LLC (fka Nationwide Better Health Holding Company , Inc.)	Ohio		The company provides health management services.
Nationwide Better Health (Ohio), LLC (fka Nationwide Better Health, Inc.)	Ohio		The company provides population health management.
Nationwide Cash Management Company	Ohio		The company buys and sells investment securities of a short-term nature as the agent for other corporations, foundations and insurance company separate accounts.
Nationwide Community Development Corporation, LLC	Ohio		The company holds investments in low-income housing funds.
Nationwide Corporation	Ohio		The company acts primarily as a holding company for entities affiliated with Nationwide Mutual Insurance.
Nationwide Emerging Managers, LLC	Delaware		The company acquires and holds interests in registered investment advisors and provides investment management services.
Nationwide Exclusive Agent Risk Purchasing Group, LLC	Ohio		The company's purpose is to provide a mechanism for the purchase of group liability insurance for insurance agents operating nationwide.
Nationwide Financial Assignment Company	Ohio		The company is an administrator of structured settlements.
Nationwide Financial General Agency, Inc. (fka 1717 Brokerage Services, Inc.)	Pennsylvania		The company is a multi-state licensed insurance company.
Nationwide Financial Institution Distributors Agency, Inc.	Delaware		The company is an insurance agency.
Nationwide Financial Services Capital Trust	Delaware		The trust's sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust.
Nationwide Financial Services, Inc.*	Delaware		The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute long-term savings and retirement products.
Nationwide Financial Structured Products, LLC	Ohio		The company captures and reports the results of the structured products business unit.
Nationwide Fund Advisors (fka Gartmore Mutual Fund Capital Trust)	Delaware		The trust acts as a registered investment advisor.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Fund Distributors LLC (successor to Gartmore Distribution Services, Inc.)	Delaware		The company is a limited purpose broker-dealer.
Nationwide Fund Management LLC (successor to Gartmore Investors Services, Inc.)	Delaware		The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide General Insurance Company	Ohio		The company transacts a general insurance business, except life insurance, and primarily provides automobile and fire insurance to select customers.
Nationwide Global Holdings, Inc.	Ohio		The company is a holding company for the international operations of Nationwide.
Nationwide Global Ventures, Inc.	Delaware		The company acts as a holding company.
Nationwide Indemnity Company*	Ohio		The company is involved in the reinsurance business by assuming business from Nationwide Mutual Insurance Company and other insurers within the Nationwide insurance organization.
Nationwide Insurance Company of America	Wisconsin		The company is an independent agency personal lines underwriter of property and casualty insurance.
Nationwide Insurance Company of Florida*	Ohio		The company transacts general insurance business, except life insurance.
Nationwide Insurance Foundation	Ohio		The company contributes to non-profit activities and projects.
Nationwide Investment Advisors, LLC	Ohio		The company provides investment advisory services.
Nationwide Investment Services Corporation**	Oklahoma
This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.

Nationwide Life and Annuity Insurance Company**	Ohio		The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide Life Insurance Company*	Ohio		The company provides individual life insurance, group life and health insurance, fixed and variable annuity products and other life insurance products.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Lloyds	Texas		The company markets commercial and property insurance in Texas.
Nationwide Mutual Capital, LLC	Ohio		The company acts as a private equity fund investing in companies for investment purposes and to create strategic opportunities for Nationwide.
Nationwide Mutual Capital I, LLC*	Delaware		The business of the company is to achieve long term capital appreciation through a portfolio of primarily domestic equity investments in financial service and related companies.
Nationwide Mutual Fire Insurance Company	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Mutual Insurance Company*	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Private Equity Fund, LLC	Ohio		The company invests in private equity funds.
Nationwide Property and Casualty Insurance Company	Ohio		The company engages in a general insurance business, except life insurance.
Nationwide Property Protection Services, LLC	Ohio		The company provides alarm systems and security guard services.
Nationwide Realty Services, Ltd.	Ohio		The company provides relocation services for associates.
Nationwide Realty Investors, Ltd.*	Ohio		The company is engaged in the business of developing, owning and operating real estate and real estate investment.
Nationwide Retirement Solutions, Inc.*	Delaware		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Arizona	Arizona		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Ohio	Ohio		The company provides retirement products, marketing, education and administration to public employees.
Nationwide Retirement Solutions, Inc. of Texas	Texas		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Insurance Agency, Inc.	Massachusetts		The company markets and administers deferred compensation plans for public employees.
Nationwide SA Capital Trust	Delaware		The trust acts as a holding company .
Nationwide Sales Solutions, Inc.	Iowa		The company engages in the direct marketing of property and casualty insurance products.
Nationwide Securities, LLC	Delaware		The company is a registered broker-dealer and provides investment management and administrative services.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Services Company, LLC	Ohio		The company performs shared services functions for the Nationwide organization.
Newhouse Capital Partners, LLC	Delaware		The company is an investment holding company.
Newhouse Capital Partners II, LLC	Delaware		The company is an investment holding company.
NF Reinsurance Ltd.*	Bermuda		The company serves as a captive reinsurer for Nationwide Life Insurance Company’s universal life, term life and annuity business.
NFS Distributors, Inc.	Delaware		The company acts primarily as a holding company for Nationwide Financial Services, Inc.'s distribution companies.
NMC CPC WT Investment, LLC	Delaware		The business of the company is to hold and exercise rights in a specific private equity investment.
NWD Asset Management Holdings, Inc.	Delaware		The company is an investment holding company.
NWD Investment Management, Inc.	Delaware		The company acts as a holding company and provides other business services for the NWD Investments group of companies.
NWD Management & Research Trust	Delaware		The company acts as a holding company for the NWD Investments group of companies and as a registered investment advisor.
Pension Associates, Inc.	Wisconsin		The company provides pension plan administration and record keeping services, and pension plan and compensation consulting.
Premier Agency, Inc.	Iowa		The company is an insurance agency.
Privilege Underwriters, Inc.	Florida		The company acts as a holding company for the PURE Group of insurance companies.
Privilege Underwriters, Reciprocal Exchange	Florida		The company acts as a reciprocal insurance company.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Pure Insurance Company	Florida		The company acts as a captive reinsurance company.
Pure Risk Management, LLC	Florida		The company acts as an attorney-in-fact for Privilege Underwriters Reciprocal Exchange.
Registered Investment Advisors Services, Inc.	Texas		The company is a technology company that facilitates third-party money management services for registered investment advisors.
Retention Alternatives, Ltd.*	Bermuda		The company is a captive insurer and writes first dollar insurance policies in workers' compensation, general liability and automobile liability for its affiliates in the United States.
Riverview International Group, Inc.	Delaware		The company is an insurance company.
RP&C International, Inc.	Ohio		The company is an investment-banking firm that provides specialist advisory services and innovative financial solutions to public and private companies internationally.
Scottsdale Indemnity Company	Ohio		The company is engaged in a general insurance business, except life insurance.
Scottsdale Insurance Company	Ohio		The company primarily provides excess and surplus lines of property and casualty insurance.
Scottsdale Surplus Lines Insurance Company	Arizona		The company provides excess and surplus lines coverage on a non-admitted basis.
THI Holdings (Delaware), Inc.*	Delaware		The company acts as a holding company for subsidiaries of the Nationwide group of companies.
Titan Auto Insurance of New Mexico, Inc.	New Mexico		The company is an insurance agency that operates employee agent storefronts.
Titan Indemnity Company	Texas		The company is a multi-line insurance company and is operating primarily as a property and casualty insurance company.
Titan Insurance Company	Michigan		The company is a property and casualty insurance company.
Titan Insurance Services, Inc.	Texas		The company is a Texas grandfathered managing general agency.
Veterinary Pet Insurance Company*	California		The company provides pet insurance.
Victoria Automobile Insurance Company	Indiana		The company is a property and casualty insurance company.
Victoria Fire & Casualty Company	Ohio		The company is a property and casualty insurance company.
Victoria National Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Select Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Specialty Insurance Company	Ohio		The company is a property and casualty insurance company.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
VPI Services, Inc.	California		The company operates as a nationwide pet registry service for holders of Veterinary Pet Insurance Company policies, including pet indemnification and a lost pet recovery program.
Western Heritage Insurance Company	Arizona		The company underwrites excess and surplus lines of property and casualty insurance.
Whitehall Holdings, Inc.	Texas		The company acts as a holding company for the Titan group of agencies.
W.I. of Florida (d.b.a. Titan Auto Insurance)	Florida		The company is an insurance agency and operates as an employee agent storefront for Titan Indemnity Company in Florida.

	COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
*	MFS Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Multi-Flex Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-A	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-B	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-C	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-D	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-II	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-3	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-4	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-5	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-6	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-7	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-8	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-9	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-10	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-11	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-12	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-13	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-14	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-15	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-16	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-17	Ohio		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account 1	Pennsylvania		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account A	Delaware		Issuer of Annuity Contracts
	Nationwide VL Separate Account-A	Ohio		Issuer of Life Insurance Policies
	Nationwide VL Separate Account-B	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-C	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-D	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-G	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-2	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-3	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-4	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-5	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-6	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-7	Ohio		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account 1	Pennsylvania		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account A	Delaware		Issuer of Life Insurance Policies

Item 27.                 Number of Contract Owners

The number of contract owners of Qualified and Non-Qualified Contracts as of February 1, 2010 was 2,189 .

Item 28.                 Indemnification

Provision is made in Nationwide's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.                 Principal Underwriter

(a)	Nationwide Investment Services Corporation ("NISC") serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-D
Multi-Flex Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account	Nationwide VLI Separate Account-2
Nationwide Variable Account-II	Nationwide VLI Separate Account-3
Nationwide Variable Account-3	Nationwide VLI Separate Account-4
Nationwide Variable Account-4	Nationwide VLI Separate Account-5
Nationwide Variable Account-5	Nationwide VLI Separate Account-6
Nationwide Variable Account-6	Nationwide VLI Separate Account-7
Nationwide Variable Account-7	Nationwide VL Separate Account-C
Nationwide Variable Account-8	Nationwide VL Separate Account-D
Nationwide Variable Account-9	Nationwide VL Separate Account-G
Nationwide Variable Account-10	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-11	Nationwide Provident VA Separate Account A
Nationwide Variable Account-12	Nationwide Provident VLI Separate Account 1
Nationwide Variable Account-13	Nationwide Provident VLI Separate Account A
Nationwide Variable Account-14
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B
Nationwide VA Separate Account-C

(b)	Directors and Officers of NISC:

President	Robert O. Cline
Senior Vice President, Treasurer and Director	James D. Benson
Vice President-Chief Compliance Officer	James J. Rabenstine
Associate Vice President and Secretary	Kathy R. Richards
Associate Vice President-Financial Systems & Treasury Services and Assistant Treasurer	Terry C. Smetzer
Associate Vice President	John J. Humphries, Jr.
Assistant Secretary	Mark E. Hartman
Assistant Treasurer	Morgan J. Elliott
Assistant Treasurer	Jerry L. Greene
Director	John L. Carter
Director	Eric S. Henderson

The business address of the Directors and Officers of Nationwide Investment Services Corporation is:
One Nationwide Plaza, Columbus, Ohio 43215

(c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A

Item 30.                 Location of Accounts and Records

Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH  43215

Item 31.                 Management Services

Not Applicable

Item 32.                 Undertakings

The Registrant hereby undertakes to:

(a)
file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(b)
include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.

Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, NATIONWIDE VARIABLE ACCOUNT-9 certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of the Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Columbus, and State of Ohio on this 21 st   day of April, 2011 .

NATIONWIDE VARIABLE ACCOUNT-9
(Registrant)
NATIONWIDE LIFE INSURANCE COMPANY
(Depositor)

By/s/ PAIGE L. RYAN
Paige L. Ryan

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 21 st day of April, 2011 .

KIRT A. WALKER
Kirt A. Walker, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
PETER A. GOLATO
Peter A. Golato, Senior Vice President-Individual Protection Business Head and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director
By /s/ PAIGE L. RYAN
Paige L. Ryan
Attorney-in-Fact